UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23304
Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Pricing Power ETF
POWA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$48	0.43%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large- and mid-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.90%, differed from the return of the Index, 23.41%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the health care and consumer discretionary sectors, respectively.
Positions | Costco Wholesale Corp., a consumer staples company, and Trane Technologies PLC, an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Paycom Software, Inc., an industrials company (no longer held at fiscal year-end), and Humana Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	22.90%	10.79%	9.81%
Invesco Bloomberg Pricing Power ETF — Market Price Return	22.85%	10.78%	9.80%
Blended - Invesco Bloomberg Pricing Power Benchmark	23.41%	11.38%	10.42%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 06, 2018, Guggenheim Defensive Equity ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Defensive Equity ETF and the Fund.
- The Blended - Invesco Bloomberg Pricing Power Benchmark performance is comprised of the performance of the Sabrient Defensive Equity Index, a former underlying index, through October 24, 2016, followed by the performance of the Invesco Defensive Equity Index, the previous underlying index, from October 25, 2016 through August 25, 2023, followed by the performance of the Index from August 26, 2023 through August 31, 2024.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$195,428,106
Total number of portfolio holdings	53
Total advisory fees paid	$784,274
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.68%
Iron Mountain, Inc.	2.63%
Lockheed Martin Corp.	2.27%
HEICO Corp.	2.24%
Walmart, Inc.	2.22%
Autodesk, Inc.	2.21%
Cardinal Health, Inc.	2.20%
MSCI, Inc.	2.17%
CRH PLC	2.13%
Lowe's Cos., Inc.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2024 Corporate Bond ETF
BSCO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2024 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.77%, differed from the return of the Index, 5.86%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | AbbVie, Inc., 2.60% coupon, due 11/21/2024, a biotechnology company, followed by Credit Suisse AG, 3.63% coupon, due 9/9/2024, a capital markets company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/17/14)
Invesco BulletShares 2024 Corporate Bond ETF — NAV Return	5.77%	2.30%	3.48%
Invesco BulletShares 2024 Corporate Bond ETF — Market Price Return	5.72%	2.26%	3.47%
Invesco BulletShares® USD Corporate Bond 2024 Index	5.86%	2.45%	3.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.76%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 06, 2018, Guggenheim BulletShares 2024 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2024 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,844,552,687
Total number of portfolio holdings	119
Total advisory fees paid	$3,453,570
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.12%-5.20%, 10/17/2024	12.23%
U.S. Treasury Bills, 5.26%-5.27%, 09/19/2024	9.01%
U.S. Treasury Bills, 5.05%-5.06%, 11/21/2024	6.26%
AbbVie, Inc., 2.60%, 11/21/2024	2.50%
Morgan Stanley, 3.70%, 10/23/2024	2.05%
JPMorgan Chase & Co., 3.88%, 09/10/2024	1.99%
UBS AG, 3.63%, 09/09/2024	1.87%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/2024	1.51%
Wells Fargo & Co., 3.30%, 09/09/2024	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2024 High Yield Corporate Bond ETF
BSJO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2024 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.17%, differed from the return of the Index, 7.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Media industry, followed by the broadline retail and industrial conglomerates industries, respectively.
Positions | DISH DBS Corp., 5.88% coupon, due 11/15/2024, a media company, followed by U.S. Treasury Bill, due 8/15/2024 (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Ford Motor Credit Co. LLC, 4.06% coupon, due 11/1/2024, an automobiles company (no longer held at fiscal year-end), followed by Taylor Morrison Communities, Inc., 5.63% coupon, due 3/1/2024, a household durables company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/14/16)
Invesco BulletShares 2024 High Yield Corporate Bond ETF — NAV Return	7.17%	3.05%	3.99%
Invesco BulletShares 2024 High Yield Corporate Bond ETF — Market Price Return	6.93%	3.02%	3.97%
Invesco BulletShares® USD High Yield Corporate Bond 2024 Index	7.68%	3.75%	4.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.20%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	5.19%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 06, 2018, Guggenheim BulletShares 2024 High Yield Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2024 High Yield Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$543,412,031
Total number of portfolio holdings	13
Total advisory fees paid	$2,819,377
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.14%-5.20%, 10/17/2024	61.08%
U.S. Treasury Bills, 5.25%-5.26%, 09/19/2024	15.79%
DISH DBS Corp., 5.88%, 11/15/2024	5.68%
Vericast Corp., Term Loan, 13.03%, 06/16/2026	5.54%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	3.48%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024	3.07%
Navient Corp., 5.88%, 10/25/2024	2.67%
Owens & Minor, Inc., 4.38%, 12/15/2024	1.01%
Starwood Property Trust, Inc., 3.75%, 12/31/2024	0.73%
Rakuten Group, Inc., 10.25%, 11/30/2024	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2024 Municipal Bond ETF
BSMO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2024 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.36%, differed from the return of the Index, 3.63%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Pennsylvania (Commonwealth of) Economic Development Financing Authority, 4.00% coupon, due 2/1/2040, followed by California (State of) Department of Water Resources, 5.00% coupon, due 12/1/2028.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | California (State of), 5.00% coupon, due 10/1/2032 (no longer held at fiscal year-end), followed by Santa Clara (County of), CA, Series 2014 AS, RB, 3.00% coupon, due 8/1/2031 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2024 Municipal Bond ETF — NAV Return	3.36%	1.35%
Invesco BulletShares 2024 Municipal Bond ETF — Market Price Return	2.99%	1.30%
Invesco BulletShares® Municipal Bond 2024 Index	3.63%	1.67%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$189,266,440
Total number of portfolio holdings	386
Total advisory fees paid	$369,399
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB, 5.00%, 12/01/2024	1.06%
Colorado Springs (City of), CO, Series 2014 A-2, RB, 5.00%, 11/15/2024	1.06%
California State University, Series 2014, Ref. RB, 5.00%, 11/01/2024	1.06%
District of Columbia, Series 1998 A, RB, 2.85%, 08/15/2038	1.06%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 2.80%, 06/01/2048	1.06%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 1997 P-1, VRD RB, 2.15%, 07/01/2027	1.06%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, 3.02%, 07/01/2047	1.06%
Philadelphia (City of), PA, Eighth Series 2009 D, Ref. VRD RB, 2.83%, 08/01/2031	1.06%
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB, 2.80%, 12/01/2033	1.06%
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C1, Ref. VRD RB, 2.50%, 07/01/2047	1.06%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 Corporate Bond ETF
BSCP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.10%, differed from the return of the Index, 6.20%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91% coupon, due 7/23/2025, a media company, followed by Visa, Inc., 3.15% coupon, due 12/14/2025, a financial services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/07/15)
Invesco BulletShares 2025 Corporate Bond ETF — NAV Return	6.10%	1.98%	3.28%
Invesco BulletShares 2025 Corporate Bond ETF — Market Price Return	6.10%	1.97%	3.28%
Invesco BulletShares® USD Corporate Bond 2025 Index	6.20%	2.09%	3.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.57%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.86%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 06, 2018, Guggenheim BulletShares 2025 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2025 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,074,369,572
Total number of portfolio holdings	452
Total advisory fees paid	$3,541,341
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	0.85%
AbbVie, Inc., 3.60%, 05/14/2025	0.81%
Boeing Co. (The), 4.88%, 05/01/2025	0.76%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.75%
Oracle Corp., 2.50%, 04/01/2025	0.75%
Morgan Stanley, 4.00%, 07/23/2025	0.65%
Microsoft Corp., 3.13%, 11/03/2025	0.64%
CVS Health Corp., 3.88%, 07/20/2025	0.61%
Exxon Mobil Corp., 2.99%, 03/19/2025	0.59%
Shell International Finance B.V., 3.25%, 05/11/2025	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.28%, differed from the return of the Index, 10.01%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | Veritas US Inc./Veritas Bermuda Ltd., 7.50% coupon, due 9/1/2025, a software company, followed by RP Escrow Issuer LLC, 5.25% coupon, due 12/15/2025, a health care providers & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Metals & mining industry.
Positions | CommScope Technologies LLC, 6.00% coupon, due 9/15/2025, a communications equipment company (no longer held at fiscal year-end), followed by Sabre GLBL, Inc., 7.38% coupon, due 9/1/2025, a hotels, restaurants & leisure company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/27/17)
Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return	9.28%	4.49%	4.48%
Invesco BulletShares 2025 High Yield Corporate Bond ETF — Market Price Return	9.12%	4.47%	4.49%
Invesco BulletShares® USD High Yield Corporate Bond 2025 Index	10.01%	5.46%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.30%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 18, 2018, Guggenheim BulletShares 2025 High Yield Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2025 High Yield Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,025,646,178
Total number of portfolio holdings	76
Total advisory fees paid	$3,833,790
Portfolio turnover rate	83%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Caesars Entertainment, Inc., 8.13%, 07/01/2027	3.64%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025	3.46%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	3.13%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.01%
Carnival Corp., 10.50%, 06/01/2030	2.67%
CITGO Petroleum Corp., 7.00%, 06/15/2025	2.40%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	2.40%
New Fortress Energy, Inc., 6.75%, 09/15/2025	2.09%
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028	1.88%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 Municipal Bond ETF
BSMP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.80%, differed from the return of the Index, 4.00%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | California (State of), 5.00% coupon, due 8/1/2034, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 2/15/2044.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Austin (City of), TX, 2.95% coupon, due 9/1/2027 (no longer held at fiscal year-end), followed by California (State of) Public Works Board, 5.00% coupon, due 10/1/2025 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2025 Municipal Bond ETF — NAV Return	3.80%	1.13%
Invesco BulletShares 2025 Municipal Bond ETF — Market Price Return	3.63%	1.15%
Invesco BulletShares® Municipal Bond 2025 Index	4.00%	1.43%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$227,889,081
Total number of portfolio holdings	1,001
Total advisory fees paid	$369,331
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.91%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.89%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.78%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.77%
New York (State of) Dormitory Authority, Series 2015 B, RB, 5.00%, 02/15/2044	0.70%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.68%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.67%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.66%
Metropolitan Transportation Authority, Subseries 2015 A-1, RB, 5.00%, 11/15/2040	0.63%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 Corporate Bond ETF
BSCQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.92%, differed from the return of the Index, 6.97%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and consumer finance industries, respectively.
Positions | Boeing Co. (The), 2.20% coupon, due 2/4/2026, an aerospace & defense company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end), followed by EQM Midstream Partners L.P., 4.13% coupon, due 12/1/2026, an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	6.92%	1.75%	2.70%
Invesco BulletShares 2026 Corporate Bond ETF — Market Price Return	6.97%	1.73%	2.72%
Invesco BulletShares® USD Corporate Bond 2026 Index	6.97%	1.87%	2.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.20%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 06, 2018, Guggenheim BulletShares 2026 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2026 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,712,161,924
Total number of portfolio holdings	467
Total advisory fees paid	$2,724,461
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.08%
Microsoft Corp., 2.40%, 08/08/2026	0.79%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.73%
Wells Fargo & Co., 3.00%, 04/22/2026	0.69%
Wells Fargo & Co., 3.00%, 10/23/2026	0.69%
Apple, Inc., 3.25%, 02/23/2026	0.65%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
Citigroup, Inc., 3.20%, 10/21/2026	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.13%, differed from the return of the Index, 9.81%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the commercial services & supplies and hotels, restaurants & leisure industries, respectively.
Positions | Connect Finco S.a.r.l./Connect US Finco LLC, 6.75% coupon, due 10/1/2026, a diversified telecommunication services company, followed by DISH DBS Corp., 5.25% coupon, due 12/1/2026, a media company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Enviva Partners L.P./Enviva Partners Finance Corp., 6.50% coupon, due 1/15/2026, an oil, gas & consumable fuels company (no longer held at fiscal year-end), followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/09/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	9.13%	3.66%	4.51%
Invesco BulletShares 2026 High Yield Corporate Bond ETF — Market Price Return	8.97%	3.62%	4.52%
Invesco BulletShares® USD High Yield Corporate Bond 2026 Index	9.81%	4.52%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.66%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.81%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$641,325,582
Total number of portfolio holdings	134
Total advisory fees paid	$1,861,957
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	2.72%
Western Digital Corp., 4.75%, 02/15/2026	2.67%
Newell Brands, Inc., 5.70%, 04/01/2026	2.32%
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026	2.31%
United AirLines, Inc., 4.38%, 04/15/2026	2.29%
OneMain Finance Corp., 7.13%, 03/15/2026	1.91%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.71%
Brand Industrial Services, Inc., 10.38%, 08/01/2030	1.70%
Carnival Corp., 7.63%, 03/01/2026	1.60%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 Municipal Bond ETF
BSMQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.30%, differed from the return of the Index, 4.43%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds, followed by New York bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), 5.00% coupon, due 11/15/2036, followed by New York (City of), NY, Series 2017 C, 5.00% coupon, due 8/1/2026.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Metropolitan Water District of Southern California, 5.00% coupon, due 7/1/2031 (no longer held at fiscal year-end), followed by Columbus (City of), OH, 4.00% coupon, due 8/15/2026 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	4.30%	0.73%
Invesco BulletShares 2026 Municipal Bond ETF — Market Price Return	4.11%	0.82%
Invesco BulletShares® Municipal Bond 2026 Index	4.43%	1.18%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$215,212,828
Total number of portfolio holdings	1,479
Total advisory fees paid	$295,323
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.97%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.97%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.76%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.76%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.73%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds, 5.00%, 11/01/2029	0.72%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.71%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.62%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.62%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.60%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 Corporate Bond ETF
BSCR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.61%, differed from the return of the Index, 7.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | Citigroup, Inc., 4.45% coupon, due 9/29/2027, a banks company, followed by Warnermedia Holdings, Inc., 3.76% coupon, due 3/15/2027, an entertainment company.
What detracted from performance?
Industry Allocations |  Construction & engineering industry.
Positions | DTE Energy Co., 4.95% coupon, due 7/1/2027, a multi-utilities company, followed by Quanta Services, Inc. 4.75% coupon, due 8/9/2027, a construction & engineering company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	7.61%	1.65%	2.86%
Invesco BulletShares 2027 Corporate Bond ETF — Market Price Return	7.65%	1.61%	2.87%
Invesco BulletShares® USD Corporate Bond 2027 Index	7.68%	1.73%	3.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.30%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.23%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 06, 2018, Guggenheim BulletShares 2027 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2027 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,148,252,821
Total number of portfolio holdings	473
Total advisory fees paid	$1,599,700
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.90%
Citigroup, Inc., 4.45%, 09/29/2027	0.88%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.88%
Amazon.com, Inc., 3.15%, 08/22/2027	0.78%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.66%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 10.84%, differed from the return of the Index, 11.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Media industry, followed by the hotels, restaurants & leisure and commercial services & supplies industries, respectively.
Positions | Dish Network Corp., 11.75% coupon, due 11/15/2027, a media company, followed by Carnival Corp., 5.75% coupon, due 3/1/2027, a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations |  Communications equipment industry.
Positions | Ardagh Packaging Finance PLC, 5.25% coupon, due 8/15/2027, a containers & packaging company (no longer held at fiscal year-end), followed by CMG Media Corp., 8.88% coupon, due 12/15/2027, a media company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	10.84%	3.37%
Invesco BulletShares 2027 High Yield Corporate Bond ETF — Market Price Return	10.72%	3.35%
Invesco BulletShares® USD High Yield Corporate Bond 2027 Index	11.33%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.22%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.38%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$287,513,586
Total number of portfolio holdings	159
Total advisory fees paid	$728,994
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.80%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.45%
Carnival Corp., 5.75%, 03/01/2027	2.41%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.96%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.72%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.62%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.48%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.35%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 Municipal Bond ETF
BSMR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.40%, differed from the return of the Index, 4.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (City of), NY Transitional Finance Authority, 5.00% coupon, due 2/1/2039, followed by Texas (State of) Water Development Board, 5.00% coupon, due 10/15/2047.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | California (State of) Public Works Board, 5.00% coupon, due 10/1/2029 (no longer held at fiscal year-end), followed by San Francisco (County of), CA Transportation Authority, 3.00% coupon, due 2/1/2030 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	4.40%	0.72%
Invesco BulletShares 2027 Municipal Bond ETF — Market Price Return	4.22%	0.75%
Invesco BulletShares® Municipal Bond 2027 Index	4.64%	1.09%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$168,081,077
Total number of portfolio holdings	1,288
Total advisory fees paid	$218,134
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.73%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.64%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.64%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.63%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.62%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.62%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.62%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.62%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.62%
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB, 5.00%, 02/15/2041	0.61%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 Corporate Bond ETF
BSCS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.37%, differed from the return of the Index, 8.43%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00% coupon, due 10/29/2028, a financial services company, followed by CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | EQM Midstream Partners L.P., 5.50% coupon, due 7/15/2028, an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/09/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	8.37%	1.51%	3.57%
Invesco BulletShares 2028 Corporate Bond ETF — Market Price Return	8.47%	1.49%	3.57%
Invesco BulletShares® USD Corporate Bond 2028 Index	8.43%	1.63%	3.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.66%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,891,346,207
Total number of portfolio holdings	371
Total advisory fees paid	$1,325,947
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.46%
Amgen, Inc., 5.15%, 03/02/2028	1.13%
Cigna Group (The), 4.38%, 10/15/2028	1.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.03%
RTX Corp., 4.13%, 11/16/2028	0.87%
UBS AG, 7.50%, 02/15/2028	0.80%
Sprint Capital Corp., 6.88%, 11/15/2028	0.79%
Citibank N.A., 5.80%, 09/29/2028	0.76%
Verizon Communications, Inc., 2.10%, 03/22/2028	0.76%
Apple, Inc., 1.20%, 02/08/2028	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$44	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.63%, differed from the return of the Index, 12.37%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the commercial services & supplies and oil, gas & consumable fuels industries, respectively.
Positions | NFP Corp., 6.88% coupon, due 8/15/2028, a capital markets company (no longer held at fiscal year-end), followed by Tenneco, Inc., 8.00% coupon, due 11/17/2028, an automobile components company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Level 3 Financing, Inc., 4.25% coupon, due 7/1/2028, a diversified telecommunication services company, followed by MPH Acquisition Holdings LLC, 5.75% coupon, due 11/1/2028, a commercial services & supplies company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	11.63%	2.44%
Invesco BulletShares 2028 High Yield Corporate Bond ETF — Market Price Return	11.85%	2.57%
Invesco BulletShares® USD High Yield Corporate Bond 2028 Index	12.37%	2.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(1.65)%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$263,869,334
Total number of portfolio holdings	273
Total advisory fees paid	$614,808
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.67%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.40%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.35%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.32%
TransDigm, Inc., 6.75%, 08/15/2028	1.21%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.12%
DISH DBS Corp., 5.75%, 12/01/2028	1.05%
Sirius XM Radio, Inc., 4.00%, 07/15/2028	1.05%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.02%
Tenneco, Inc., 8.00%, 11/17/2028	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 Municipal Bond ETF
BSMS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.59%, differed from the return of the Index, 4.95%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Texas (State of) Water Development Board, 4.00% coupon, due 10/15/2036, followed by Pecos Barstow Toyah Independent School District, 5.00% coupon, due 2/15/2035.
What detracted from performance?
State Allocations |  Oklahoma bonds.
Positions | Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), 5.00% coupon, due 1/15/2028 (no longer held at fiscal year-end), followed by New York (City of), NY, Series 2017 C, 5.00% coupon, due 8/1/2028.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	4.59%	0.67%
Invesco BulletShares 2028 Municipal Bond ETF — Market Price Return	4.05%	0.63%
Invesco BulletShares® Municipal Bond 2028 Index	4.95%	0.98%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$121,925,673
Total number of portfolio holdings	1,094
Total advisory fees paid	$169,294
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.92%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.90%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.88%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.72%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.70%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.69%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.67%
Massachusetts (Commonwealth of), Series 2021, RB, 5.00%, 06/01/2041	0.64%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.63%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.62%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 Corporate Bond ETF
BSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.98%, differed from the return of the Index, 9.10%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company, followed by Verizon Communications, Inc., 4.02% coupon, due 12/3/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Distributors industry, followed by the interactive media & services industry.
Positions | Eli Lilly and Co., 4.20% coupon, due 8/14/2029, a pharmaceuticals company, followed by Genuine Parts Co., 4.95% coupon, due 8/15/2029, a distributors company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	8.98%	1.69%
Invesco BulletShares 2029 Corporate Bond ETF — Market Price Return	9.10%	1.63%
Invesco BulletShares® USD Corporate Bond 2029 Index	9.10%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.22%
Bloomberg U.S. Corporate Index	9.29%	1.04%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,175,120,668
Total number of portfolio holdings	373
Total advisory fees paid	$745,080
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.58%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.32%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.19%
Centene Corp., 4.63%, 12/15/2029	0.97%
International Business Machines Corp., 3.50%, 05/15/2029	0.96%
AT&T, Inc., 4.35%, 03/01/2029	0.91%
Fiserv, Inc., 3.50%, 07/01/2029	0.88%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.79%
AbbVie, Inc., 4.80%, 03/15/2029	0.78%
Wells Fargo & Co., 4.15%, 01/24/2029	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$45	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 12.99%, differed from the return of the Index, 13.36%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Financial services industry, followed by the oil, gas & consumable fuels and hotels, restaurants & leisure industries, respectively.
Positions | Cloud Software Group, Inc., 9.00% coupon, due 9/30/2029, a software company, followed by Cloud Software Group, Inc., 6.50% coupon, due 3/31/2029, a software company.
What detracted from performance?
Industry Allocations |  Diversified consumer services.
Positions | CSC Holdings LLC, 11.75% coupon, due 1/31/2029, a media company, followed by Level 3 Financing, Inc., 3.63% coupon, due 1/15/2029, a diversified telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	12.99%	0.77%
Invesco BulletShares 2029 High Yield Corporate Bond ETF — Market Price Return	13.36%	0.88%
Invesco BulletShares® USD High Yield Corporate Bond 2029 Index	13.36%	1.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	(2.22)%
Bloomberg U.S. Corporate High Yield Index	12.55%	2.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$103,084,596
Total number of portfolio holdings	381
Total advisory fees paid	$193,866
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Medline Borrower L.P., 3.88%, 04/01/2029	1.59%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.47%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.34%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.31%
TransDigm, Inc., 6.38%, 03/01/2029	1.06%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.97%
Medline Borrower L.P., 5.25%, 10/01/2029	0.92%
Staples, Inc., 10.75%, 09/01/2029	0.83%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.80%
Carnival Corp., 6.00%, 05/01/2029	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 Municipal Bond ETF
BSMT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.02%, differed from the return of the Index, 5.44%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (City of), NY Transitional Finance Authority, 5.00% coupon, due 5/1/2040, followed by California (State of), 5.00% coupon, due 4/1/2029.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Florida (State of) Higher Educational Facilities Financial Authority (St. Leo University), 5.00% coupon, due 3/1/2039, followed by California (State of), 5.00% coupon, due 10/1/2032.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	5.02%	0.46%
Invesco BulletShares 2029 Municipal Bond ETF — Market Price Return	4.87%	0.46%
Invesco BulletShares® Municipal Bond 2029 Index	5.44%	0.63%
Bloomberg Municipal Bond Index	6.09%	1.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$122,731,323
Total number of portfolio holdings	1,060
Total advisory fees paid	$147,647
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.99%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.94%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.90%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.74%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.67%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.62%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.57%
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB, 5.00%, 02/15/2044	0.51%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.47%
Maryland (State of), First Series 2019, GO Bonds, 5.00%, 03/15/2032	0.46%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 Corporate Bond ETF
BSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.51%, differed from the return of the Index, 9.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the banks and health care providers & services industries, respectively.
Positions | Pacific Gas & Electric Co., 4.55% coupon, due 7/1/2030, an electric utilities company, followed by Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company.
What detracted from performance?
Industry Allocations |  Entertainment industry.
Positions | Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company (no longer held at fiscal year-end), followed by Activision Blizzard, Inc., 1.35% coupon, due 9/15/2030, an entertainment company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	9.51%	(1.25)%
Invesco BulletShares 2030 Corporate Bond ETF — Market Price Return	9.71%	(1.24)%
Invesco BulletShares® USD Corporate Bond 2030 Index	9.62%	(1.19)%
Bloomberg U.S. Aggregate Bond Index	7.30%	(1.65)%
Bloomberg U.S. Corporate Index	9.29%	(1.07)%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$915,620,639
Total number of portfolio holdings	270
Total advisory fees paid	$561,251
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.99%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.34%
Amgen, Inc., 5.25%, 03/02/2030	1.26%
Philip Morris International, Inc., 5.13%, 02/15/2030	1.00%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.97%
Centene Corp., 3.00%, 10/15/2030	0.87%
Alphabet, Inc., 1.10%, 08/15/2030	0.85%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.81%
Centene Corp., 3.38%, 02/15/2030	0.80%
Amazon.com, Inc., 1.50%, 06/03/2030	0.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$45	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.52%, differed from the return of the Index, 14.30%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Health care providers & services industry, followed by the oil, gas & consumable fuels and hotels, restaurants & leisure industries, respectively.
Positions | athenahealth Group, Inc., 6.50% coupon, due 2/15/2030, a health care technology company, followed by Intelsat Jackson Holdings S.A., 6.50% coupon, due 3/15/2030, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the automobiles industry.
Positions | Gray Television, Inc. 4.75% coupon, due 10/15/2030, a media company, followed by Ford Motor Credit Co. LLC, 4.00% coupon, due 11/13/2030, an automobiles company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/08/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	13.52%	9.39%
Invesco BulletShares 2030 High Yield Corporate Bond ETF — Market Price Return	13.46%	9.12%
Invesco BulletShares® USD High Yield Corporate Bond 2030 Index	14.30%	9.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.44%
Bloomberg U.S. Corporate High Yield Index	12.55%	9.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$60,074,902
Total number of portfolio holdings	151
Total advisory fees paid	$151,227
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.69%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.41%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.37%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.26%
DaVita, Inc., 4.63%, 06/01/2030	2.21%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.88%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.73%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.69%
McAfee Corp., 7.38%, 02/15/2030	1.62%
Weatherford International Ltd., 8.63%, 04/30/2030	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 Municipal Bond ETF
BSMU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.26%, differed from the return of the Index, 5.71%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), 5.00% coupon, due 11/15/2050, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 2/15/2034.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | New York (City of), NY, 4.00% coupon, due 3/1/2036, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 3/15/2030.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	5.26%	(0.98)%
Invesco BulletShares 2030 Municipal Bond ETF — Market Price Return	4.91%	(1.05)%
Invesco BulletShares® Municipal Bond 2030 Index	5.71%	(0.70)%
Bloomberg Municipal Bond Index	6.09%	0.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$112,270,477
Total number of portfolio holdings	925
Total advisory fees paid	$141,746
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.77%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.76%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.71%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.64%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.62%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.60%
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds, 5.00%, 07/01/2045	0.58%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2045	0.54%
Sales Tax Securitization Corp., Series 2021 A, Ref. RB, 5.00%, 01/01/2030	0.54%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 Corporate Bond ETF
BSCV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.60%, differed from the return of the Index, 9.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the health care providers & services and consumer finance industries, respectively.
Positions | Ally Financial, Inc., 8.00% coupon, due 11/1/2031, a consumer finance company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Interactive media & services industry.
Positions | Meta Platforms, Inc., 4.55% coupon, due 8/15/2031, an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	9.60%	(2.64)%
Invesco BulletShares 2031 Corporate Bond ETF — Market Price Return	9.73%	(2.59)%
Invesco BulletShares® USD Corporate Bond 2031 Index	9.68%	(2.52)%
Bloomberg U.S. Aggregate Bond Index	7.30%	(2.22)%
Bloomberg U.S. Corporate Index	9.29%	(2.29)%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$582,547,935
Total number of portfolio holdings	294
Total advisory fees paid	$370,989
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.36%
Orange S.A., 9.00%, 03/01/2031	1.26%
Oracle Corp., 2.88%, 03/25/2031	1.21%
AT&T, Inc., 2.75%, 06/01/2031	1.11%
Amazon.com, Inc., 2.10%, 05/12/2031	1.09%
Cisco Systems, Inc., 4.95%, 02/26/2031	1.08%
Apple, Inc., 1.65%, 02/08/2031	0.99%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.95%
Ally Financial, Inc., 8.00%, 11/01/2031	0.95%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.53%, differed from the return of the Index, 14.23%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the hotels, restaurants & leisure and media industries, respectively.
Positions | Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13% coupon, due 4/30/2031, a pharmaceuticals company, followed by Venture Global LNG, Inc., 8.38% coupon, due 6/1/2031, an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Consumer finance industry, followed by the energy equipment & services industry.
Positions | Scripps Escrow II, Inc., 5.38% coupon, due 1/15/2031, an interactive media & services company (no longer held at fiscal year-end), followed by CSC Holdings LLC, 3.38% coupon, due 2/15/2031, a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	13.53%
Invesco BulletShares 2031 High Yield Corporate Bond ETF — Market Price Return	13.85%
Invesco BulletShares USD® High Yield Corporate Bond 2031 Index	14.23%
Bloomberg U.S. Aggregate Bond Index	8.70%
Bloomberg U.S. Corporate High Yield Index	12.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$29,316,845
Total number of portfolio holdings	151
Total advisory fees paid	$69,642
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.77%
UKG, Inc., 6.88%, 02/01/2031	2.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.31%
Venture Global LNG, Inc., 8.38%, 06/01/2031	2.14%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.87%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.66%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.34%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.24%
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 Municipal Bond ETF
BSMV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$19	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 5.82%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Connecticut (State of), 5.00% coupon, due 5/1/2041, followed by New York (City of), NY, 5.00% coupon, due 3/1/2044.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Michigan (State of), 4.00% coupon, due 11/15/2036, followed by New York (City of), NY Transitional Finance Authority, 4.00% coupon, due 8/1/2039.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	5.64%	(3.02)%
Invesco BulletShares 2031 Municipal Bond ETF — Market Price Return	5.23%	(3.17)%
Invesco BulletShares® Municipal Bond 2031 Index	5.82%	(3.04)%
Bloomberg Municipal Bond Index	6.09%	(0.49)%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$74,149,539
Total number of portfolio holdings	757
Total advisory fees paid	$94,966
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.94%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.88%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.77%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.76%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.72%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.71%
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB, 5.00%, 03/15/2031	0.67%
Connecticut (State of), Series 2021 A, RB, 5.00%, 05/01/2041	0.63%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2034	0.62%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds, 5.00%, 03/01/2035	0.61%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 Corporate Bond ETF
BSCW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.58%, differed from the return of the Index, 9.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the oil, gas & consumable fuels and diversified telecommunication services industries, respectively.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30% coupon, due 1/30/2032, a financial services company, followed by Verizon Communications, Inc., 2.36% coupon, due 3/15/2032, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Industrial conglomerates industry.
Positions | UnitedHealth Group, Inc., 4.95% coupon, due 1/15/2032, a health care providers & services company, followed by Honeywell International, Inc., 4.75% coupon, due 2/1/2032, an industrial conglomerates company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/08/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	9.58%	6.52%
Invesco BulletShares 2032 Corporate Bond ETF — Market Price Return	9.73%	6.61%
Invesco BulletShares® USD Corporate Bond 2032 Index	9.64%	5.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.44%
Bloomberg U.S. Corporate Index	9.29%	5.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$564,497,884
Total number of portfolio holdings	238
Total advisory fees paid	$352,358
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.12%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.73%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.39%
Sprint Capital Corp., 8.75%, 03/15/2032	1.23%
Oracle Corp., 6.25%, 11/09/2032	1.20%
Amazon.com, Inc., 3.60%, 04/13/2032	1.16%
Amazon.com, Inc., 4.70%, 12/01/2032	1.12%
Ford Motor Co., 3.25%, 02/12/2032	1.03%
AT&T, Inc., 2.25%, 02/01/2032	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period June 10, 2024 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$10	0.42%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.02%, differed from the return of the Index, 4.18%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels and insurance industries, respectively.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% coupon, due 5/1/2032, a media company, followed by Ardonagh Group Finance Ltd., 8.88% coupon, due 2/15/2032, an insurance company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	4.02%
Invesco BulletShares 2032 High Yield Corporate Bond ETF — Market Price Return	4.06%
Invesco BulletShares® USD High Yield Corporate Bond 2032 Index	4.18%
Bloomberg U.S. Aggregate Bond Index	3.61%
Bloomberg U.S. Corporate High Yield Index	3.59%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,164,257
Total number of portfolio holdings	76
Total advisory fees paid	$4,722
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.63%, 03/01/2032	3.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	3.31%
Community Health Systems, Inc., 10.88%, 01/15/2032	3.15%
Block, Inc., 6.50%, 05/15/2032	3.02%
HUB International Ltd., 7.38%, 01/31/2032	3.01%
Cloud Software Group, Inc., 8.25%, 06/30/2032	2.64%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	2.39%
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032	2.08%
Vallourec S.A., 7.50%, 04/15/2032	2.04%
Wand NewCo 3, Inc., 7.63%, 01/30/2032	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 Municipal Bond ETF
BSMW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$19	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.90%, differed from the return of the Index, 6.39%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | California (State of), 3.00% coupon, due 9/1/2032, followed by New Jersey (State of), 4.00% coupon, due 6/1/2032.
What detracted from performance?
State Allocations |  Mississippi bonds.
Positions | California (State of), 5.00% coupon, due 9/1/2035, followed by University of Mississippi Educational Building Corp., 4.50% coupon, due 10/1/2052.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (03/01/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	5.90%	4.44%
Invesco BulletShares 2032 Municipal Bond ETF — Market Price Return	5.84%	4.48%
Invesco BulletShares® Municipal Bond 2032 Index	6.39%	4.93%
Bloomberg Municipal Bond Index	6.09%	4.76%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$76,211,529
Total number of portfolio holdings	790
Total advisory fees paid	$95,624
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.98%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.79%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.78%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.77%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.72%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.71%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.68%
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB, 5.00%, 03/15/2048	0.66%
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB, 4.00%, 05/15/2046	0.65%
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB, 5.00%, 06/15/2032	0.61%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2033 Corporate Bond ETF
BSCX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.44%, differed from the return of the Index, 11.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the electric utilities and banks industries, respectively.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by AT&T, Inc., 2.55% coupon, due 12/1/2033, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	11.44%
Invesco BulletShares 2033 Corporate Bond ETF — Market Price Return	11.53%
Invesco BulletShares® USD Corporate Bond 2033 Index	11.62%
Bloomberg U.S. Aggregate Bond Index	8.70%
Bloomberg U.S. Corporate Index	10.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$341,461,189
Total number of portfolio holdings	238
Total advisory fees paid	$161,227
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.96%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.18%
Enbridge, Inc., 5.70%, 03/08/2033	1.08%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Intel Corp., 5.20%, 02/10/2033	1.00%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.94%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2033 Municipal Bond ETF
BSSX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.84%, differed from the return of the Index, 7.64%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority, 2.00% coupon, due 7/1/2033, followed by Washington (State of) (Bid Group 3), 5.00% coupon, due 2/1/2044.
What detracted from performance?
State Allocations |  Oklahoma bonds, followed by Minnesota bonds.
Positions | California (State of), 3.00% coupon, due 9/1/2033, followed by New York (City of), NY Transitional Finance Authority, 5.25% coupon, due 5/1/2048.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	7.84%
Invesco BulletShares 2033 Municipal Bond ETF — Market Price Return	8.08%
Invesco BulletShares® Municipal Bond 2033 Index	7.64%
Bloomberg Municipal Bond Index	6.66%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$49,605,960
Total number of portfolio holdings	584
Total advisory fees paid	$43,930
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.54%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	1.35%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	1.32%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	1.16%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	1.14%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	1.12%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	1.11%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	1.09%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	1.08%
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB, 5.00%, 11/15/2041	0.86%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2034 Corporate Bond ETF
BSCY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period June 10, 2024 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2034 Corporate Bond ETF	$2	0.10%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.95%, differed from the return of the Index, 3.99%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | Bristol-Myers Squibb Co., 5.20% coupon, due 2/22/2034, a pharmaceuticals company, followed by AT&T, Inc., 5.40% coupon, due 2/15/2034, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Health care REITs industry.
Positions | Takeda Pharmaceutical Co. Ltd., 5.30% coupon, due 7/5/2034, a pharmaceuticals company, followed by MetLife, Inc., 5.30% coupon, due 12/15/2034, an insurance company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	3.95%
Invesco BulletShares 2034 Corporate Bond ETF — Market Price Return	4.15%
Invesco BulletShares® USD Corporate Bond 2034 Index	3.99%
Bloomberg U.S. Aggregate Bond Index	3.61%
Bloomberg US Corporate Index	3.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$15,578,448
Total number of portfolio holdings	214
Total advisory fees paid	$1,674
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.65%
AT&T, Inc., 5.40%, 02/15/2034	1.52%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	1.40%
Cisco Systems, Inc., 5.05%, 02/26/2034	1.40%
Citibank N.A., 5.57%, 04/30/2034	1.15%
Aon North America, Inc., 5.45%, 03/01/2034	1.00%
Home Depot, Inc. (The), 4.95%, 06/25/2034	0.99%
Verizon Communications, Inc., 4.40%, 11/01/2034	0.99%
Philip Morris International, Inc., 5.25%, 02/13/2034	0.99%
MPLX L.P., 5.50%, 06/01/2034	0.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Developed Dynamic Multifactor ETF
IMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$36	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, developed market ex-US equities benefited from the beginnings of a global economic recovery and slowing inflation. Despite primarily investing in developed market ex-US equities, the Fund underperformed due to its individual security selection in the industrials and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.69%, differed from the return of the Index, 14.26%, primarily due to fees and expenses that the Fund incurred during the period, as well as trading commissions and brokerage fees.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and health care sectors, respectively.
Positions | Novartis AG, a health care company, and Fujikura Ltd., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Samsung Electronics Co. Ltd., an information technology company, and ASML Holding N.V., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (02/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	13.69%	5.31%
Invesco International Developed Dynamic Multifactor ETF — Market Price Return	13.36%	4.30%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	14.26%	5.98%
MSCI EAFE® Index (Net)	19.40%	5.79%
FTSE Developed ex US Index (Net)	18.72%	5.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$466,979,414
Total number of portfolio holdings	360
Total advisory fees paid	$1,194,853
Portfolio turnover rate	156%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Novartis AG	5.41%
Novo Nordisk A/S, Class B	5.28%
SAP SE	4.24%
Samsung Electronics Co. Ltd.	4.08%
RELX PLC	2.52%
3i Group PLC	2.27%
L'Oreal S.A.	2.14%
Nintendo Co. Ltd.	2.13%
Investor AB, Class B	1.88%
Hermes International S.C.A.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Investment Grade Defensive ETF
IIGD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$14	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.84%, differed from the return of the Index, 8.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and utilities sectors, respectively.
Positions | PNC Bank N.A., 4.05% coupon, due 7/26/2028, a banks company, followed by KeyBank N.A., 5.85% coupon, due 11/15/2027, a banks company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06% coupon, due 12/15/2026, an energy equipment & services company (no longer held at fiscal year-end), followed by Microchip Technology, Inc., 4.25% coupon, due 9/1/2025, a semiconductors & semiconductor equipment company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (07/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	7.84%	1.45%	2.55%
Invesco Investment Grade Defensive ETF — Market Price Return	7.88%	1.40%	2.58%
Invesco Investment Grade Defensive Index	8.02%	1.67%	2.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.67%
iBoxx USD Liquid Investment Grade Index	9.61%	0.43%	2.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the iBoxx USD Liquid Investment Grade Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$45,442,081
Total number of portfolio holdings	154
Total advisory fees paid	$72,417
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Truist Financial Corp., 1.13%, 08/03/2027	0.71%
Kroger Co. (The), 2.65%, 10/15/2026	0.71%
Wells Fargo & Co., 3.00%, 10/23/2026	0.71%
DR Horton, Inc., 1.30%, 10/15/2026	0.70%
United Parcel Service, Inc., 3.05%, 11/15/2027	0.70%
Duke Energy Corp., 2.65%, 09/01/2026	0.70%
Fifth Third Bancorp, 2.55%, 05/05/2027	0.70%
National Securities Clearing Corp., 4.90%, 06/26/2029	0.70%
Alphabet, Inc., 1.10%, 08/15/2030	0.70%
Jackson National Life Global Funding, 5.55%, 07/02/2027	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco RAFITM Strategic US ETF
IUS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$21	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large- and mid-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.08%, differed from the return of the Index, 22.27%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and financials sectors, respectively.
Positions | Meta Platforms Inc., Class A, a communication services company, and Apple Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company, and Intel Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	22.08%	16.87%	14.14%
Invesco RAFITM Strategic US ETF — Market Price Return	22.08%	16.87%	14.14%
Invesco Strategic US Index	22.27%	17.07%	14.32%
Russell 3000® Index	26.14%	15.19%	12.92%
Russell 1000® Index	26.60%	15.55%	13.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$564,386,508
Total number of portfolio holdings	554
Total advisory fees paid	$721,796
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.95%
Alphabet, Inc., Class A	3.50%
Berkshire Hathaway, Inc., Class B	3.08%
Microsoft Corp.	2.77%
Exxon Mobil Corp.	2.43%
Meta Platforms, Inc., Class A	2.08%
Amazon.com, Inc.	1.87%
UnitedHealth Group, Inc.	1.60%
Chevron Corp.	1.58%
AT&T, Inc.	1.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 1000® Dynamic Multifactor ETF
OMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.39%, differed from the return of the Index, 8.76%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and health care sectors, respectively.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the information technology sector.
Positions | Amazon.com, Inc., a consumer discretionary company, and Microsoft Corp., an Information Technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/08/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	8.39%	13.69%	13.11%
Invesco Russell 1000® Dynamic Multifactor ETF — Market Price Return	8.35%	13.66%	13.10%
Russell 1000® Invesco Dynamic Multifactor Index	8.76%	14.01%	13.44%
Russell 3000® Index	26.14%	15.19%	13.35%
Russell 1000® Index	26.60%	15.55%	13.75%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 1000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 1000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,327,198,714
Total number of portfolio holdings	252
Total advisory fees paid	$16,244,021
Portfolio turnover rate	267%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.56%
Costco Wholesale Corp.	5.03%
Meta Platforms, Inc., Class A	4.74%
Amazon.com, Inc.	4.56%
NVIDIA Corp.	4.56%
Microsoft Corp.	4.51%
Apple, Inc.	3.83%
Broadcom, Inc.	3.47%
Visa, Inc., Class A	3.01%
Eli Lilly and Co.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 2000® Dynamic Multifactor ETF
OMFS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it underperformed the broader small-cap segment of the market due to security selection in the financials and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.99%, differed from the return of the Index, 10.73%, primarily due to fees and expenses that the Fund incurred during the period, as well as trading commissions and brokerage fees.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and health care sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Tutor Perini Corp., an industrials company.
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the real estate sector.
Positions | AMC Networks, Inc., Class A, a communication services company (no longer held at fiscal year-end), and Gray Television, Inc., a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/08/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	9.99%	10.43%	8.31%
Invesco Russell 2000® Dynamic Multifactor ETF — Market Price Return	9.74%	10.40%	8.31%
Russell 2000® Invesco Dynamic Multifactor Index	10.73%	10.99%	8.85%
Russell 3000® Index	26.14%	15.19%	13.35%
Russell 2000® Index	18.47%	9.68%	7.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 2000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 2000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$278,564,867
Total number of portfolio holdings	681
Total advisory fees paid	$1,361,668
Portfolio turnover rate	271%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	2.29%
Fabrinet	1.69%
Commvault Systems, Inc.	1.34%
Ensign Group, Inc. (The)	1.26%
Hamilton Lane, Inc., Class A	1.12%
CSW Industrials, Inc.	1.07%
Federal Signal Corp.	1.05%
Applied Industrial Technologies, Inc.	1.03%
Halozyme Therapeutics, Inc.	0.88%
Atmus Filtration Technologies, Inc.	0.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. Administration of the Code was transferred from the Chief Legal Officer to the Chief Compliance Officer during the reporting period. There were no waivers for the fiscal year ended August 31, 2024.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2023
Audit Fees	$ 655,350	$ 591,320
Audit-Related Fees(1)	$ 0	$ 11,000
Tax Fees(2)	$ 434,160	$ 455,600
All Other Fees	$ 0	$ 0
Total Fees	$ 1,089,510	$ 1,057,920

(1)	Audit-Related Fees for the fiscal year ended August 31, 2023 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended August 31, 2024 and 2023 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,121,000	$ 957,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,121,000	$ 957,000

(1)	Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,608,000 for the fiscal year ended August 31, 2024 and $ 6,721,000 for the fiscal year ended August 31, 2023 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,163,160 for the fiscal year ended August 31, 2024 and $8,133,600 for the fiscal year ended August 31, 2023.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $26 million for the fiscal year ended 2024. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable
(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
August 31, 2024
BSCO	Invesco BulletShares 2024 Corporate Bond ETF
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSCV	Invesco BulletShares 2031 Corporate Bond ETF
BSCW	Invesco BulletShares 2032 Corporate Bond ETF
BSCX	Invesco BulletShares 2033 Corporate Bond ETF
BSCY	Invesco BulletShares 2034 Corporate Bond ETF
BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF
BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJW	Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSMO	Invesco BulletShares 2024 Municipal Bond ETF
BSMP	Invesco BulletShares 2025 Municipal Bond ETF
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSMV	Invesco BulletShares 2031 Municipal Bond ETF
BSMW	Invesco BulletShares 2032 Municipal Bond ETF
BSSX	Invesco BulletShares 2033 Municipal Bond ETF

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-72.64%
Aerospace & Defense-0.33%
General Dynamics Corp., 2.38%, 11/15/2024	$9,547,000	$ 9,492,767
Air Freight & Logistics-0.33%
United Parcel Service, Inc., 2.80%, 11/15/2024	9,547,000	9,497,725
Automobiles-3.35%
American Honda Finance Corp., 2.15%, 09/10/2024	14,183,000	14,173,193
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	29,060,000	28,974,541
Toyota Motor Credit Corp.
0.63%, 09/13/2024	18,908,000	18,883,341
4.40%, 09/20/2024	23,871,000	23,858,320
2.00%, 10/07/2024(b)	9,548,000	9,517,724
		95,407,119
Banks-15.47%
Bank of Montreal (Canada)
5.20%, 12/12/2024(b)	19,800,000	19,794,891
Series H, 4.25%, 09/14/2024	28,362,000	28,350,680
Bank of Nova Scotia (The) (Canada), 5.25%, 12/06/2024	20,299,000	20,291,013
BNP Paribas S.A. (France), 4.25%, 10/15/2024	19,991,000	19,955,634
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024	12,546,800	12,480,439
JPMorgan Chase & Co., 3.88%, 09/10/2024	56,723,000	56,701,887
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	19,996,000	19,939,922
PNC Bank N.A., 3.30%, 10/30/2024(b)	9,995,000	9,958,526
PNC Financial Services Group, Inc. (The), 2.20%, 11/01/2024	12,995,000	12,923,296
Royal Bank of Canada (Canada), 5.66%, 10/25/2024	22,889,000	22,897,328
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.45%, 09/27/2024(b)	19,944,000	19,901,968
Toronto-Dominion Bank (The) (Canada)
4.29%, 09/13/2024	28,359,000	28,348,479
1.25%, 12/13/2024(b)	9,659,000	9,553,516
Truist Bank, 2.15%, 12/06/2024(b)	25,005,000	24,803,300
Truist Financial Corp., 2.85%, 10/26/2024	19,562,000	19,477,761
U.S. Bancorp, 3.60%, 09/11/2024	18,911,000	18,902,230
UBS AG (Switzerland), 3.63%, 09/09/2024	53,286,000	53,270,261
Wells Fargo & Co., 3.30%, 09/09/2024(b)	42,549,000	42,531,851
		440,082,982
Beverages-1.08%
Coca-Cola Co. (The), 1.75%, 09/06/2024	19,224,000	19,218,181
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	11,501,000	11,449,196
		30,667,377
	Principal Amount	Value
Biotechnology-2.50%
AbbVie, Inc., 2.60%, 11/21/2024	$71,412,200	$ 70,982,711
Broadline Retail-1.68%
Amazon.com, Inc.
4.70%, 11/29/2024	23,875,000	23,844,207
3.80%, 12/05/2024	23,868,000	23,783,924
		47,628,131
Capital Markets-6.32%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	10,761,000	10,738,078
Bank of New York Mellon Corp. (The)
3.25%, 09/11/2024(b)	9,451,000	9,446,321
2.10%, 10/24/2024(b)	19,572,000	19,485,629
Series J, 0.85%, 10/25/2024	13,856,000	13,764,785
FS KKR Capital Corp., 1.65%, 10/12/2024	9,896,000	9,846,136
Goldman Sachs Group, Inc. (The), 5.70%, 11/01/2024	38,996,000	39,008,196
Morgan Stanley, 3.70%, 10/23/2024	58,345,000	58,207,616
State Street Corp., 3.30%, 12/16/2024(b)	19,309,000	19,202,597
		179,699,358
Chemicals-0.34%
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	9,750,000	9,757,558
Construction & Engineering-0.34%
Quanta Services, Inc., 0.95%, 10/01/2024	9,781,000	9,743,596
Consumer Finance-3.98%
Ally Financial, Inc., 5.13%, 09/30/2024	14,186,000	14,176,452
American Express Co.
3.00%, 10/30/2024	32,000,000	31,937,751
3.63%, 12/05/2024	12,042,000	11,983,280
Discover Bank, 2.45%, 09/12/2024	14,179,000	14,166,657
Discover Financial Services, 3.95%, 11/06/2024	10,081,000	10,049,022
General Motors Financial Co., Inc.
1.20%, 10/15/2024	16,235,000	16,151,975
3.50%, 11/07/2024	14,753,000	14,694,540
		113,159,677
Consumer Staples Distribution & Retail-0.92%
Dollar General Corp., 4.25%, 09/20/2024	14,327,000	14,316,075
Walmart, Inc., 2.65%, 12/15/2024	12,036,000	11,957,223
		26,273,298
Diversified Telecommunication Services-0.78%
Verizon Communications, Inc., 3.50%, 11/01/2024	22,328,000	22,255,552
Electric Utilities-1.94%
Avangrid, Inc., 3.15%, 12/01/2024	11,456,000	11,381,746
Edison International, 3.55%, 11/15/2024	9,452,000	9,413,579
Evergy, Inc., 2.45%, 09/15/2024	15,123,000	15,104,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
August 31, 2024
	Principal Amount	Value
Electric Utilities-(continued)
Interstate Power and Light Co., 3.25%, 12/01/2024(b)	$9,696,000	$ 9,644,543
MidAmerican Energy Co., 3.50%, 10/15/2024	9,550,000	9,523,479
		55,067,678
Electronic Equipment, Instruments & Components-0.73%
Arrow Electronics, Inc., 3.25%, 09/08/2024	9,452,000	9,447,292
Keysight Technologies, Inc., 4.55%, 10/30/2024	11,460,000	11,437,490
		20,884,782
Financial Services-3.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.65%, 10/29/2024	43,213,000	42,936,946
Series 3NC1, 1.75%, 10/29/2024	12,750,000	12,673,177
Global Payments, Inc., 1.50%, 11/15/2024	9,630,000	9,553,246
ORIX Corp. (Japan), 3.25%, 12/04/2024	14,236,000	14,157,607
PayPal Holdings, Inc., 2.40%, 10/01/2024	23,870,000	23,814,628
		103,135,604
Gas Utilities-0.42%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	11,899,000	11,826,714
Ground Transportation-1.33%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/2024	10,000,000	10,000,000
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	28,186,000	27,907,603
		37,907,603
Health Care Equipment & Supplies-2.54%
Baxter International, Inc., 1.32%, 11/29/2024	26,576,000	26,317,444
Becton, Dickinson and Co., 3.73%, 12/15/2024	16,706,000	16,624,363
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	13,371,000	13,286,376
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	16,234,000	16,076,918
		72,305,101
Health Care Providers & Services-2.76%
Aetna, Inc., 3.50%, 11/15/2024	14,414,000	14,353,262
CommonSpirit Health, 2.76%, 10/01/2024	14,967,000	14,934,115
Elevance Health, Inc., 3.35%, 12/01/2024	16,464,000	16,378,712
Humana, Inc., 3.85%, 10/01/2024	11,307,000	11,291,534
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	11,851,000	11,851,000
UnitedHealth Group, Inc., 5.00%, 10/15/2024	9,757,000	9,752,415
		78,561,038
	Principal Amount	Value
Hotels, Restaurants & Leisure-0.50%
Hyatt Hotels Corp., 1.80%, 10/01/2024	$14,258,000	$ 14,216,642
Household Durables-0.34%
D.R. Horton, Inc., 2.50%, 10/15/2024	9,820,000	9,780,871
Insurance-0.32%
Brown & Brown, Inc., 4.20%, 09/15/2024	9,175,000	9,167,864
Leisure Products-0.35%
Hasbro, Inc., 3.00%, 11/19/2024	9,892,000	9,828,585
Life Sciences Tools & Services-2.14%
Revvity, Inc., 0.85%, 09/15/2024	13,452,000	13,427,704
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	47,745,000	47,495,810
		60,923,514
Machinery-2.98%
Caterpillar Financial Services Corp.
0.60%, 09/13/2024	14,182,000	14,161,879
2.15%, 11/08/2024	19,103,000	18,994,933
3.25%, 12/01/2024	11,936,000	11,877,917
John Deere Capital Corp.
0.63%, 09/10/2024	9,459,000	9,450,163
4.55%, 10/11/2024	11,458,000	11,447,158
Parker-Hannifin Corp., 3.30%, 11/21/2024	9,553,000	9,519,010
Trane Technologies Financing Ltd., 3.55%, 11/01/2024(b)	9,450,000	9,420,915
		84,871,975
Media-1.02%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	14,626,000	14,576,428
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	14,419,000	14,391,626
		28,968,054
Metals & Mining-0.51%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	14,431,000	14,393,417
Oil, Gas & Consumable Fuels-4.65%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	11,660,000	11,637,163
Chevron USA, Inc., 3.90%, 11/15/2024	12,050,000	12,019,164
Kinder Morgan Energy Partners L.P., 4.25%, 09/01/2024	10,739,000	10,739,000
Marathon Petroleum Corp., 3.63%, 09/15/2024	14,180,000	14,167,655
MPLX L.P., 4.88%, 12/01/2024	21,939,000	21,905,311
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	14,320,000	14,271,057
Shell International Finance B.V., 2.00%, 11/07/2024	23,869,000	23,730,459
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	23,870,000	23,738,335
		132,208,144
Passenger Airlines-0.61%
Delta Air Lines, Inc., 2.90%, 10/28/2024	17,300,000	17,221,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
August 31, 2024
	Principal Amount	Value
Personal Care Products-0.33%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	$9,549,000	$ 9,470,786
Professional Services-0.50%
Equifax, Inc., 2.60%, 12/01/2024	14,181,000	14,081,801
Retail REITs-1.27%
Simon Property Group L.P.
2.00%, 09/13/2024	18,913,000	18,893,645
3.38%, 10/01/2024	17,299,000	17,264,877
		36,158,522
Semiconductors & Semiconductor Equipment-0.50%
KLA Corp., 4.65%, 11/01/2024	14,320,700	14,302,338
Software-1.69%
Oracle Corp., 2.95%, 11/15/2024	38,732,000	38,534,089
Roper Technologies, Inc., 2.35%, 09/15/2024	9,450,000	9,437,118
		47,971,207
Specialized REITs-0.44%
Crown Castle, Inc., 3.20%, 09/01/2024	12,479,000	12,479,000
Technology Hardware, Storage & Peripherals-1.54%
Apple, Inc., 1.80%, 09/11/2024	14,185,000	14,173,537
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	29,604,000	29,611,059
		43,784,596
Tobacco-1.85%
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	19,224,000	19,219,174
Philip Morris International, Inc.
3.25%, 11/10/2024	14,323,000	14,259,380
5.13%, 11/15/2024	19,099,000	19,084,081
		52,562,635
	Principal Amount	Value
Trading Companies & Distributors-0.33%
Air Lease Corp., 4.25%, 09/15/2024	$9,454,000	$ 9,444,506
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,068,875,507)		2,066,172,623
U.S. Treasury Securities-27.50%
U.S. Treasury Bills-27.50%(c)
5.26%–5.27%, 09/19/2024	257,000,000	256,403,189
5.12%–5.20%, 10/17/2024	350,000,000	347,822,612
5.05%–5.06%, 11/21/2024	180,000,000	178,030,924
Total U.S. Treasury Securities (Cost $782,013,512)		782,256,725
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $2,850,889,019)		2,848,429,348
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.88%
Invesco Private Government Fund, 5.28%(d)(e)(f)	7,054,287	7,054,287
Invesco Private Prime Fund, 5.46%(d)(e)(f)	17,975,164	17,982,354
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,034,990)		25,036,641
TOTAL INVESTMENTS IN SECURITIES-101.02% (Cost $2,875,924,009)		2,873,465,989
OTHER ASSETS LESS LIABILITIES-(1.02)%		(28,913,302)
NET ASSETS-100.00%		$2,844,552,687

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,589,150	$2,146,878,374	$(2,163,467,524)	$-	$-	$-	$5,776,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$48,524,883	$256,248,365	$(297,718,961)	$-	$-	$7,054,287	$1,575,894*
Invesco Private Prime Fund	124,841,911	479,656,569	(586,582,701)	(1,582)	68,157	17,982,354	4,275,602*
Total	$189,955,944	$2,882,783,308	$(3,047,769,186)	$(1,582)	$68,157	$25,036,641	$11,628,371

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-2.16%
Boeing Co. (The), 4.88%, 05/01/2025	$31,131,000	$ 31,007,336
General Dynamics Corp.
3.25%, 04/01/2025	6,670,000	6,605,081
3.50%, 05/15/2025(b)	6,616,000	6,562,484
L3Harris Technologies, Inc., 3.83%, 04/27/2025	5,339,000	5,295,909
Lockheed Martin Corp., 4.95%, 10/15/2025	4,445,000	4,466,335
Northrop Grumman Corp., 2.93%, 01/15/2025(b)	13,341,000	13,232,917
Precision Castparts Corp., 3.25%, 06/15/2025	7,561,000	7,475,598
RTX Corp., 3.95%, 08/16/2025(b)	13,295,000	13,183,319
		87,828,979
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.90%, 04/01/2025	8,856,000	8,803,702
Automobile Components-0.14%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	5,734,000	5,696,181
Automobiles-5.62%
American Honda Finance Corp.
1.50%, 01/13/2025	9,788,000	9,661,507
5.00%, 05/23/2025	6,667,000	6,675,713
1.20%, 07/08/2025(b)	6,600,000	6,407,816
1.00%, 09/10/2025	6,669,000	6,434,672
5.80%, 10/03/2025(b)	8,421,000	8,527,728
Series A, 4.60%, 04/17/2025	7,120,000	7,104,371
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	11,113,000	10,955,295
4.69%, 06/09/2025	5,335,000	5,309,693
5.13%, 06/16/2025	15,566,000	15,527,799
4.13%, 08/04/2025	12,340,000	12,209,319
3.38%, 11/13/2025	18,503,000	18,081,989
General Motors Co.
4.00%, 04/01/2025	4,397,000	4,362,923
6.13%, 10/01/2025	17,789,000	17,982,623
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	8,791,000	8,670,155
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	5,282,000	5,235,308
Toyota Motor Credit Corp.
4.80%, 01/10/2025	10,672,000	10,658,279
1.45%, 01/13/2025	10,138,000	10,009,159
1.80%, 02/13/2025(b)	12,450,000	12,270,576
3.00%, 04/01/2025	11,120,000	10,997,656
3.40%, 04/14/2025	4,443,000	4,403,511
3.95%, 06/30/2025	11,458,000	11,388,298
3.65%, 08/18/2025(b)	6,615,000	6,558,321
5.60%, 09/11/2025	5,313,000	5,369,179
0.80%, 10/16/2025	8,820,000	8,469,315
5.40%, 11/10/2025	5,777,000	5,837,222
		229,108,427
	Principal Amount	Value
Banks-20.37%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	$11,001,000	$10,910,229
2.75%, 05/28/2025	13,342,000	13,114,436
5.15%, 08/18/2025(b)	15,506,000	15,516,561
Bank of America Corp.
4.00%, 01/22/2025	22,237,000	22,117,064
3.88%, 08/01/2025(b)	15,808,000	15,690,140
Series L, 3.95%, 04/21/2025	22,040,000	21,871,230
Bank of America N.A., 5.65%, 08/18/2025	17,634,000	17,779,585
Bank of Montreal (Canada)
1.50%, 01/10/2025	12,004,000	11,846,075
3.70%, 06/07/2025(b)	11,564,000	11,461,052
5.92%, 09/25/2025(b)	10,677,000	10,813,443
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025	11,955,000	11,800,440
3.45%, 04/11/2025(b)	15,426,000	15,285,810
5.45%, 06/12/2025	14,455,000	14,515,572
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025(b)	11,899,000	11,771,248
5.14%, 04/28/2025	11,023,000	11,034,655
3.95%, 08/04/2025	11,899,000	11,811,939
Citibank N.A., 5.86%, 09/29/2025	15,562,000	15,764,596
Citigroup, Inc.
3.88%, 03/26/2025	8,892,000	8,825,281
3.30%, 04/27/2025(b)	13,219,000	13,074,678
4.40%, 06/10/2025	22,238,000	22,119,800
5.50%, 09/13/2025	12,628,000	12,695,543
Citizens Bank N.A., 2.25%, 04/28/2025(b)	6,648,000	6,506,788
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	8,889,000	8,773,911
5.00%, 01/13/2025(b)	8,813,000	8,809,264
5.50%, 07/18/2025	7,564,000	7,620,745
4.38%, 08/04/2025	13,290,000	13,197,179
Fifth Third Bancorp, 2.38%, 01/28/2025	6,669,000	6,591,321
Fifth Third Bank N.A., 3.95%, 07/28/2025	6,616,000	6,566,408
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	13,345,000	13,238,742
HSBC USA, Inc., 5.63%, 03/17/2025	11,014,000	11,043,919
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,086,000	4,052,810
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	22,239,000	22,069,821
3.90%, 07/15/2025	22,233,000	22,090,932
KeyBank N.A.
3.30%, 06/01/2025(b)	6,592,000	6,497,055
4.15%, 08/08/2025(b)	11,023,000	10,921,865
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	11,760,000	11,673,442
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	4,447,000	4,459,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	$23,124,000	$22,818,572
3.78%, 03/02/2025(b)	6,595,000	6,555,596
1.41%, 07/17/2025(b)	15,428,000	14,977,821
Morgan Stanley Bank N.A., 5.48%, 07/16/2025(b)	10,670,000	10,752,995
National Bank of Canada (Canada), 5.25%, 01/17/2025	9,340,000	9,337,362
PNC Bank N.A., 3.25%, 06/01/2025	8,801,000	8,691,070
Regions Financial Corp., 2.25%, 05/18/2025(b)	6,667,000	6,527,638
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	8,889,000	8,774,420
3.38%, 04/14/2025	12,338,000	12,214,421
4.95%, 04/25/2025	14,231,000	14,234,656
Santander Holdings USA, Inc.
3.45%, 06/02/2025	8,890,000	8,768,505
4.50%, 07/17/2025	9,781,000	9,716,673
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	4,410,000	4,368,058
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025(b)	11,022,000	10,908,610
1.47%, 07/08/2025	20,896,000	20,321,503
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	7,054,000	6,961,591
3.77%, 06/06/2025	14,541,000	14,426,120
Truist Bank
1.50%, 03/10/2025	11,116,000	10,907,000
3.63%, 09/16/2025	11,114,000	10,951,174
Truist Financial Corp.
4.00%, 05/01/2025	7,477,000	7,422,156
3.70%, 06/05/2025	8,895,000	8,809,389
1.20%, 08/05/2025	6,609,000	6,383,092
U.S. Bancorp, 1.45%, 05/12/2025(b)	13,198,000	12,900,446
U.S. Bank N.A., 2.05%, 01/21/2025(b)	8,896,000	8,791,835
UBS AG (Switzerland)
7.95%, 01/09/2025	11,020,000	11,110,128
3.70%, 02/21/2025	17,177,000	17,056,630
2.95%, 04/09/2025	10,946,000	10,809,227
5.80%, 09/11/2025(b)	8,896,000	8,990,155
Wells Fargo & Co.
3.00%, 02/19/2025	22,034,000	21,828,690
3.55%, 09/29/2025	22,230,000	21,957,602
Wells Fargo Bank N.A., 5.55%, 08/01/2025	17,790,000	17,921,873
		830,128,340
Beverages-1.24%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	6,675,000	6,457,673
5.20%, 10/24/2025	4,412,000	4,441,675
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	4,409,000	4,343,629
	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
2.25%, 03/19/2025	$13,225,000	$13,035,907
2.75%, 04/30/2025	8,863,000	8,744,583
3.50%, 07/17/2025(b)	6,225,000	6,182,723
5.25%, 11/10/2025(b)	7,090,000	7,167,754
		50,373,944
Biotechnology-2.49%
AbbVie, Inc., 3.60%, 05/14/2025	33,211,000	32,900,577
Amgen, Inc.
1.90%, 02/21/2025	4,426,000	4,357,731
5.25%, 03/02/2025(b)	17,785,000	17,792,575
3.13%, 05/01/2025(b)	8,812,000	8,698,568
Baxalta, Inc., 4.00%, 06/23/2025	7,120,000	7,063,908
Biogen, Inc., 4.05%, 09/15/2025	15,564,000	15,437,240
Gilead Sciences, Inc., 3.50%, 02/01/2025(b)	15,429,000	15,325,972
		101,576,571
Broadline Retail-1.22%
Amazon.com, Inc.
3.00%, 04/13/2025(b)	13,219,000	13,083,170
0.80%, 06/03/2025	11,115,000	10,814,891
4.60%, 12/01/2025	11,016,000	11,049,398
5.20%, 12/03/2025(b)	7,681,000	7,750,698
eBay, Inc., 1.90%, 03/11/2025(b)	7,113,000	6,995,266
		49,693,423
Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	4,451,000	4,409,878
Capital Markets-7.13%
Ameriprise Financial, Inc., 3.00%, 04/02/2025(b)	4,401,000	4,352,899
Ares Capital Corp.
4.25%, 03/01/2025	5,296,000	5,265,107
3.25%, 07/15/2025(b)	11,121,000	10,934,539
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025(b)	11,122,000	10,896,643
3.35%, 04/25/2025(b)	4,010,000	3,966,382
Series G, 3.00%, 02/24/2025(b)	6,607,000	6,548,504
Blue Owl Capital Corp., 3.75%, 07/22/2025(b)	4,432,000	4,367,968
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,430,000	4,406,391
Charles Schwab Corp. (The)
4.20%, 03/24/2025(b)	5,278,000	5,252,940
3.85%, 05/21/2025	6,670,000	6,620,880
CME Group, Inc., 3.00%, 03/15/2025	6,610,000	6,545,759
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	13,197,000	13,115,812
4.16%, 05/13/2025	4,435,000	4,409,218
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	22,191,000	22,045,912
3.50%, 04/01/2025	31,124,000	30,827,785
3.75%, 05/22/2025	20,016,000	19,827,193
4.25%, 10/21/2025	17,600,000	17,477,857
Moody’s Corp., 3.75%, 03/24/2025	6,175,000	6,133,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
4.00%, 07/23/2025	$26,678,000	$26,506,139
5.00%, 11/24/2025	17,632,000	17,659,321
Nasdaq, Inc., 5.65%, 06/28/2025	4,405,000	4,425,559
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	7,118,000	7,115,925
1.85%, 07/16/2025	13,340,000	12,975,882
Northern Trust Corp., 3.95%, 10/30/2025	6,613,000	6,563,266
State Street Corp., 3.55%, 08/18/2025(b)	11,459,000	11,344,561
UBS Group AG (Switzerland), 3.75%, 03/26/2025(b)	21,024,000	20,861,129
		290,447,320
Chemicals-0.81%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	4,955,000	4,794,866
Celanese US Holdings LLC, 6.05%, 03/15/2025(b)	8,904,000	8,937,517
Eastman Chemical Co., 3.80%, 03/15/2025	596,000	591,645
EIDP, Inc., 1.70%, 07/15/2025	4,496,000	4,377,230
Linde, Inc., 4.70%, 12/05/2025	5,422,000	5,433,922
LYB International Finance III LLC, 1.25%, 10/01/2025(b)	4,512,000	4,342,348
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	4,496,000	4,548,623
		33,026,151
Commercial Services & Supplies-0.30%
Republic Services, Inc., 3.20%, 03/15/2025	4,407,000	4,362,766
Waste Management, Inc.
3.13%, 03/01/2025(b)	3,705,000	3,669,077
0.75%, 11/15/2025(b)	4,431,000	4,236,017
		12,267,860
Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025	4,412,000	4,374,156
Consumer Finance-4.20%
Ally Financial, Inc.
4.63%, 03/30/2025	4,411,000	4,391,437
5.80%, 05/01/2025	6,614,000	6,628,660
5.75%, 11/20/2025(b)	9,251,000	9,278,551
American Express Co.
2.25%, 03/04/2025	15,422,000	15,211,820
3.95%, 08/01/2025	20,010,000	19,855,634
Capital One Financial Corp.
3.20%, 02/05/2025	8,816,000	8,736,699
4.25%, 04/30/2025(b)	6,641,000	6,604,041
4.20%, 10/29/2025(b)	13,222,000	13,079,851
Discover Financial Services, 3.75%, 03/04/2025	4,443,000	4,409,223
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.00%, 01/15/2025	$8,898,000	$8,851,155
2.90%, 02/26/2025	11,073,000	10,944,228
3.80%, 04/07/2025(b)	9,788,000	9,703,424
4.35%, 04/09/2025	8,889,000	8,843,464
2.75%, 06/20/2025	11,122,000	10,915,458
4.30%, 07/13/2025(b)	7,116,000	7,071,191
6.05%, 10/10/2025	11,016,000	11,141,945
Synchrony Financial
4.88%, 06/13/2025	6,671,000	6,643,921
4.50%, 07/23/2025	8,893,000	8,833,300
		171,144,002
Consumer Staples Distribution & Retail-1.38%
Dollar General Corp., 4.15%, 11/01/2025	4,448,000	4,402,325
Dollar Tree, Inc., 4.00%, 05/15/2025	8,817,000	8,746,539
Sysco Corp., 3.75%, 10/01/2025	6,666,000	6,597,802
Target Corp., 2.25%, 04/15/2025	13,289,000	13,088,469
Walmart, Inc.
3.55%, 06/26/2025(b)	7,783,000	7,723,592
3.90%, 09/09/2025(b)	15,563,000	15,488,723
		56,047,450
Containers & Packaging-0.24%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	4,445,000	4,409,776
WRKCo, Inc., 3.75%, 03/15/2025(b)	5,405,000	5,359,497
		9,769,273
Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025	4,450,000	4,384,388
Diversified Consumer Services-0.11%
Yale University, Series 2020, 0.87%, 04/15/2025	4,445,000	4,338,971
Diversified REITs-0.11%
VICI Properties L.P., 4.38%, 05/15/2025	4,401,000	4,363,709
Diversified Telecommunication Services-0.57%
Verizon Communications, Inc.
3.38%, 02/15/2025(b)	11,705,299	11,609,228
0.85%, 11/20/2025(b)	12,356,000	11,818,538
		23,427,766
Electric Utilities-2.88%
Avangrid, Inc., 3.20%, 04/15/2025(b)	6,671,000	6,588,695
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	10,952,000	10,893,110
Constellation Energy Generation LLC, 3.25%, 06/01/2025(b)	8,002,000	7,891,597
Duke Energy Corp.
0.90%, 09/15/2025	5,781,000	5,563,733
5.00%, 12/08/2025	4,410,000	4,428,674
Duke Energy Progress LLC, 3.25%, 08/15/2025	4,426,000	4,372,749
Entergy Corp., 0.90%, 09/15/2025	7,103,000	6,836,631
Exelon Corp., 3.95%, 06/15/2025	7,085,000	7,029,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
2.85%, 04/01/2025	$9,701,000	$9,589,713
3.13%, 12/01/2025(b)	5,315,000	5,230,389
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	4,407,000	4,366,363
1.88%, 02/07/2025	5,334,000	5,259,744
5.45%, 10/30/2025(b)	4,410,000	4,451,334
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	8,890,000	8,858,333
Pacific Gas and Electric Co., 3.45%, 07/01/2025	7,778,769	7,670,023
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	4,393,000	4,262,278
Southern Co. (The), 5.15%, 10/06/2025	4,404,000	4,418,954
Southern Power Co., 4.15%, 12/01/2025	4,397,000	4,365,055
Xcel Energy, Inc., 3.30%, 06/01/2025	5,272,000	5,195,160
		117,271,674
Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	4,446,000	4,406,424
Energy Equipment & Services-0.11%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	4,448,000	4,305,460
Entertainment-1.19%
Netflix, Inc., 5.88%, 02/15/2025	7,037,000	7,052,964
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	5,276,000	5,222,525
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	6,666,000	6,570,381
Walt Disney Co. (The), 3.35%, 03/24/2025	15,567,000	15,432,853
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	14,172,000	14,039,192
		48,317,915
Financial Services-2.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	7,131,000	7,080,794
6.50%, 07/15/2025(b)	11,117,000	11,226,420
4.45%, 10/01/2025	5,313,000	5,283,444
Blackstone Private Credit Fund
4.70%, 03/24/2025	7,880,000	7,838,396
7.05%, 09/29/2025	7,056,000	7,169,525
Corebridge Financial, Inc., 3.50%, 04/04/2025	8,870,000	8,779,006
Fiserv, Inc., 3.85%, 06/01/2025	7,979,000	7,907,839
Mastercard, Inc., 2.00%, 03/03/2025	6,704,000	6,614,196
PayPal Holdings, Inc., 1.65%, 06/01/2025	8,902,000	8,692,725
Visa, Inc., 3.15%, 12/14/2025	35,265,000	34,727,994
Western Union Co. (The), 2.85%, 01/10/2025(b)	4,451,000	4,411,080
		109,731,419
	Principal Amount	Value
Food Products-1.12%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	$5,277,000	$ 5,111,908
Campbell Soup Co., 3.95%, 03/15/2025	7,490,000	7,442,289
General Mills, Inc.
4.00%, 04/17/2025(b)	7,048,000	7,002,269
5.24%, 11/18/2025(b)	4,409,000	4,410,243
JM Smucker Co. (The), 3.50%, 03/15/2025(b)	8,797,000	8,716,835
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	6,643,000	6,605,187
Mondelez International, Inc., 1.50%, 05/04/2025	6,650,000	6,496,053
		45,784,784
Ground Transportation-0.59%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	4,435,000	4,385,470
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	5,770,000	5,718,404
CSX Corp., 3.35%, 11/01/2025	5,300,000	5,224,172
Union Pacific Corp.
3.75%, 07/15/2025	4,400,000	4,367,432
3.25%, 08/15/2025	4,406,000	4,351,888
		24,047,366
Health Care Equipment & Supplies-1.13%
Abbott Laboratories, 2.95%, 03/15/2025	8,820,000	8,734,783
Boston Scientific Corp., 1.90%, 06/01/2025	4,450,000	4,355,983
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025	13,170,000	13,280,709
Stryker Corp.
1.15%, 06/15/2025	5,780,000	5,613,350
3.38%, 11/01/2025	6,664,000	6,564,445
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	7,673,000	7,598,725
		46,147,995
Health Care Providers & Services-3.76%
Cardinal Health, Inc., 3.75%, 09/15/2025	4,401,000	4,352,225
Cencora, Inc., 3.25%, 03/01/2025	4,444,000	4,397,145
Cigna Group (The)
3.25%, 04/15/2025(b)	6,701,000	6,630,834
4.13%, 11/15/2025(b)	10,696,000	10,626,699
CVS Health Corp.
4.10%, 03/25/2025(b)	8,420,000	8,375,844
3.88%, 07/20/2025(b)	25,056,522	24,811,092
Elevance Health, Inc., 2.38%, 01/15/2025	11,014,000	10,896,967
HCA, Inc.
5.38%, 02/01/2025	23,123,000	23,094,619
5.25%, 04/15/2025	12,387,000	12,382,358
Humana, Inc., 4.50%, 04/01/2025	5,117,000	5,092,061
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	8,895,000	8,835,931
McKesson Corp., 0.90%, 12/03/2025	4,443,000	4,240,228
Quest Diagnostics, Inc., 3.50%, 03/30/2025(b)	5,299,000	5,251,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.75%, 07/15/2025	$17,586,000	$17,483,476
5.15%, 10/15/2025(b)	6,666,000	6,720,968
		153,191,867
Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	5,313,000	5,261,596
Healthpeak OP LLC, 4.00%, 06/01/2025	4,022,000	3,985,672
Ventas Realty L.P., 3.50%, 02/01/2025	5,272,000	5,224,230
Welltower OP LLC, 4.00%, 06/01/2025	11,018,000	10,922,592
		25,394,090
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	4,499,000	4,456,435
Hotels, Restaurants & Leisure-1.03%
Booking Holdings, Inc., 3.65%, 03/15/2025	4,403,000	4,370,424
Las Vegas Sands Corp., 2.90%, 06/25/2025(b)	4,450,000	4,358,574
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	5,299,000	5,327,595
McDonald’s Corp.
3.38%, 05/26/2025	6,226,000	6,157,017
3.30%, 07/01/2025	6,668,000	6,587,788
1.45%, 09/01/2025(b)	4,444,000	4,305,826
Starbucks Corp., 3.80%, 08/15/2025	11,078,000	10,968,702
		42,075,926
Household Durables-0.21%
DR Horton, Inc., 2.60%, 10/15/2025	4,445,000	4,341,989
Lennar Corp., 4.75%, 05/30/2025	4,402,000	4,385,208
		8,727,197
Household Products-0.32%
Colgate-Palmolive Co., 3.10%, 08/15/2025	4,403,000	4,347,356
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	8,893,000	8,530,205
		12,877,561
Industrial Conglomerates-0.65%
3M Co.
2.00%, 02/14/2025	6,667,000	6,575,964
2.65%, 04/15/2025	4,449,000	4,389,881
3.00%, 08/07/2025(b)	4,842,000	4,765,810
Honeywell International, Inc., 1.35%, 06/01/2025(b)	11,102,000	10,836,817
		26,568,472
Insurance-0.89%
Allstate Corp. (The), 0.75%, 12/15/2025	5,293,000	5,039,850
Aon Global Ltd., 3.88%, 12/15/2025	6,600,000	6,546,516
Chubb INA Holdings LLC, 3.15%, 03/15/2025	7,116,000	7,045,546
CNO Financial Group, Inc., 5.25%, 05/30/2025	4,403,000	4,397,593
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	4,411,000	4,375,150
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
3.00%, 03/01/2025(b)	$4,400,000	$4,359,256
3.60%, 11/13/2025	4,404,000	4,355,973
		36,119,884
Interactive Media & Services-0.21%
Alphabet, Inc., 0.45%, 08/15/2025(b)	8,889,000	8,568,492
IT Services-0.46%
International Business Machines Corp.
4.00%, 07/27/2025	8,890,000	8,838,359
7.00%, 10/30/2025	5,292,000	5,435,078
VeriSign, Inc., 5.25%, 04/01/2025	4,400,000	4,399,041
		18,672,478
Life Sciences Tools & Services-0.22%
Danaher Corp., 3.35%, 09/15/2025(b)	4,442,000	4,385,383
Illumina, Inc., 5.80%, 12/12/2025	4,450,000	4,494,963
		8,880,346
Machinery-3.20%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	6,610,000	6,606,434
5.40%, 03/10/2025	5,340,000	5,358,982
3.40%, 05/13/2025	11,120,000	11,024,622
1.45%, 05/15/2025	5,338,000	5,218,830
5.15%, 08/11/2025	7,057,000	7,095,166
3.65%, 08/12/2025	7,041,000	6,980,832
0.80%, 11/13/2025	8,801,000	8,430,646
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,407,000	4,368,258
Cummins, Inc., 0.75%, 09/01/2025	4,396,000	4,228,879
Deere & Co., 2.75%, 04/15/2025	6,154,000	6,077,528
John Deere Capital Corp.
2.05%, 01/09/2025	4,832,000	4,780,410
1.25%, 01/10/2025	7,117,000	7,019,650
5.15%, 03/03/2025	4,445,000	4,449,585
3.45%, 03/13/2025	8,004,000	7,944,158
3.40%, 06/06/2025	8,813,000	8,725,044
4.95%, 06/06/2025	5,333,000	5,344,007
4.05%, 09/08/2025	6,675,000	6,647,846
Otis Worldwide Corp., 2.06%, 04/05/2025	11,460,000	11,260,190
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	4,445,000	4,381,011
Wabtec Corp., 3.20%, 06/15/2025	4,426,000	4,355,183
		130,297,261
Media-1.06%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	15,931,000	15,882,307
Comcast Corp.
3.38%, 02/15/2025	3,679,000	3,653,750
3.38%, 08/15/2025(b)	12,012,000	11,867,159
5.25%, 11/07/2025(b)	6,452,000	6,501,005
Fox Corp., 3.05%, 04/07/2025	5,335,000	5,273,532
		43,177,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Metals & Mining-0.22%
Nucor Corp.
3.95%, 05/23/2025(b)	$4,496,000	$4,464,264
2.00%, 06/01/2025	4,500,000	4,401,522
		8,865,786
Multi-Utilities-0.98%
Dominion Energy, Inc., 3.90%, 10/01/2025(b)	6,666,000	6,602,643
DTE Energy Co., Series F, 1.05%, 06/01/2025	7,116,000	6,907,920
NiSource, Inc., 0.95%, 08/15/2025(b)	11,100,000	10,690,442
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	4,894,000	4,712,753
Sempra, 3.30%, 04/01/2025	6,700,000	6,619,466
WEC Energy Group, Inc., 5.00%, 09/27/2025	4,405,000	4,416,823
		39,950,047
Office REITs-0.18%
Boston Properties L.P., 3.20%, 01/15/2025	7,563,000	7,493,764
Oil, Gas & Consumable Fuels-7.43%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	5,339,000	5,307,609
2.05%, 07/15/2025(b)	5,341,000	5,206,221
Chevron Corp.
1.55%, 05/11/2025	22,234,000	21,740,756
3.33%, 11/17/2025	6,576,000	6,494,683
Chevron USA, Inc., 0.69%, 08/12/2025(b)	6,600,000	6,372,140
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	8,884,000	8,836,689
DCP Midstream Operating L.P., 5.38%, 07/15/2025	4,627,000	4,628,992
Devon Energy Corp., 5.85%, 12/15/2025	4,313,000	4,361,880
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	4,404,000	4,442,732
Enbridge, Inc. (Canada)
2.50%, 01/15/2025	4,422,000	4,376,133
2.50%, 02/14/2025(b)	4,414,000	4,361,813
Energy Transfer L.P.
4.05%, 03/15/2025	8,820,000	8,762,041
5.75%, 04/01/2025	4,450,000	4,453,259
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	10,229,000	10,168,310
EOG Resources, Inc., 3.15%, 04/01/2025(b)	4,403,000	4,356,391
Equinor ASA (Norway), 2.88%, 04/06/2025	11,016,000	10,893,965
Exxon Mobil Corp.
2.71%, 03/06/2025(b)	15,561,000	15,389,768
2.99%, 03/19/2025	24,453,000	24,198,599
Kinder Morgan, Inc., 4.30%, 06/01/2025(b)	13,342,000	13,264,625
Marathon Petroleum Corp., 4.70%, 05/01/2025	11,022,000	10,980,995
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MPLX L.P.
4.00%, 02/15/2025	$4,390,000	$4,362,371
4.88%, 06/01/2025	10,504,000	10,485,850
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,401,000	5,435,377
5.50%, 12/01/2025	4,134,000	4,167,287
ONEOK Partners L.P., 4.90%, 03/15/2025	4,412,000	4,400,553
Ovintiv, Inc., 5.65%, 05/15/2025	5,336,000	5,345,257
Phillips 66, 3.85%, 04/09/2025	5,726,000	5,678,163
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	8,893,000	8,860,881
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	7,054,000	7,058,351
Shell International Finance B.V., 3.25%, 05/11/2025	24,185,000	23,951,159
Spectra Energy Partners L.P., 3.50%, 03/15/2025	4,451,000	4,409,798
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	6,270,000	6,343,478
6.88%, 01/15/2029	6,020,000	6,190,216
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	8,798,000	8,713,975
Western Midstream Operating L.P., 3.10%, 02/01/2025	5,841,000	5,776,324
Williams Cos., Inc. (The)
3.90%, 01/15/2025	6,576,000	6,540,968
4.00%, 09/15/2025	6,674,000	6,613,883
		302,931,492
Passenger Airlines-0.28%
Southwest Airlines Co., 5.25%, 05/04/2025(b)	11,585,000	11,588,486
Personal Care Products-0.11%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	4,444,000	4,392,178
Pharmaceuticals-3.59%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025(b)	17,788,000	17,560,636
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	8,818,000	8,436,470
Eli Lilly and Co., 2.75%, 06/01/2025	4,945,000	4,878,266
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	8,800,000	8,733,631
Haleon UK Capital PLC, 3.13%, 03/24/2025	12,328,000	12,193,528
Johnson & Johnson
2.63%, 01/15/2025	6,587,800	6,532,071
0.55%, 09/01/2025(b)	8,892,000	8,558,418
Merck & Co., Inc., 2.75%, 02/10/2025(b)	22,232,000	22,020,210
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	8,890,000	8,766,127
3.00%, 11/20/2025	15,481,000	15,238,335
Pfizer, Inc., 0.80%, 05/28/2025	6,647,000	6,457,468
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	8,811,000	8,493,064
Viatris, Inc., 1.65%, 06/22/2025	6,673,000	6,483,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Pharmaceuticals-(continued)
Zoetis, Inc.
4.50%, 11/13/2025	$6,607,000	$6,590,908
5.40%, 11/14/2025	5,288,000	5,326,841
		146,269,492
Professional Services-0.32%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	8,892,000	8,790,925
Verisk Analytics, Inc., 4.00%, 06/15/2025	4,499,000	4,460,870
		13,251,795
Residential REITs-0.22%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	4,667,000	4,614,888
Essex Portfolio L.P., 3.50%, 04/01/2025	4,451,000	4,410,684
		9,025,572
Retail REITs-0.71%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	5,804,000	5,761,971
Kimco Realty OP LLC, 3.30%, 02/01/2025	4,450,000	4,411,281
Realty Income Corp.
3.88%, 04/15/2025(b)	4,399,000	4,367,989
4.63%, 11/01/2025(b)	4,799,000	4,792,628
Simon Property Group L.P., 3.50%, 09/01/2025	9,787,000	9,673,183
		29,007,052
Semiconductors & Semiconductor Equipment-1.89%
Applied Materials, Inc., 3.90%, 10/01/2025	6,229,000	6,190,748
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	4,345,000	4,304,861
Intel Corp.
3.40%, 03/25/2025(b)	13,339,000	13,198,456
3.70%, 07/29/2025	20,012,000	19,745,735
Lam Research Corp., 3.80%, 03/15/2025(b)	4,407,000	4,379,845
Microchip Technology, Inc., 4.25%, 09/01/2025	10,668,000	10,586,128
QUALCOMM, Inc., 3.45%, 05/20/2025(b)	12,007,000	11,898,440
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	6,697,000	6,574,541
		76,878,754
Software-3.37%
Adobe, Inc.
1.90%, 02/01/2025	4,395,000	4,337,683
3.25%, 02/01/2025(b)	8,771,000	8,712,428
Intuit, Inc., 0.95%, 07/15/2025	4,397,000	4,256,384
Microsoft Corp.
2.70%, 02/12/2025	19,837,000	19,655,535
3.13%, 11/03/2025	26,503,000	26,151,894
Oracle Corp.
2.50%, 04/01/2025	31,133,000	30,660,374
2.95%, 05/15/2025	22,239,000	21,924,537
5.80%, 11/10/2025	8,816,000	8,935,400
	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 1.00%, 09/15/2025(b)	$6,224,000	$ 5,989,789
VMware LLC, 4.50%, 05/15/2025	6,650,000	6,624,872
		137,248,896
Specialized REITs-0.86%
American Tower Corp.
2.40%, 03/15/2025	6,672,000	6,567,139
4.00%, 06/01/2025	6,598,000	6,543,019
1.30%, 09/15/2025(b)	4,434,000	4,268,040
Crown Castle, Inc., 1.35%, 07/15/2025	4,386,000	4,254,332
Equinix, Inc., 1.00%, 09/15/2025	6,226,000	5,987,035
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	7,561,000	7,548,590
		35,168,155
Specialty Retail-1.61%
AutoZone, Inc., 3.63%, 04/15/2025	4,405,000	4,364,549
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	8,861,000	8,925,526
Home Depot, Inc. (The)
2.70%, 04/15/2025	4,444,000	4,387,961
3.35%, 09/15/2025	8,895,000	8,789,792
4.00%, 09/15/2025	6,669,000	6,640,631
Leidos, Inc., 3.63%, 05/15/2025	4,400,000	4,349,232
Lowe’s Cos., Inc.
4.00%, 04/15/2025	6,615,000	6,572,620
4.40%, 09/08/2025(b)	8,891,000	8,856,835
3.38%, 09/15/2025	6,675,000	6,586,867
Ross Stores, Inc., 4.60%, 04/15/2025	6,157,000	6,134,502
		65,608,515
Technology Hardware, Storage & Peripherals-2.51%
Apple, Inc.
2.75%, 01/13/2025	13,162,000	13,058,651
2.50%, 02/09/2025	13,218,000	13,079,568
1.13%, 05/11/2025(b)	19,884,000	19,409,694
3.20%, 05/13/2025	17,696,000	17,534,236
0.55%, 08/20/2025(b)	11,016,000	10,611,994
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	22,099,000	22,090,241
NetApp, Inc., 1.88%, 06/22/2025(b)	6,659,000	6,487,542
		102,271,926
Textiles, Apparel & Luxury Goods-0.49%
NIKE, Inc., 2.40%, 03/27/2025	8,894,000	8,783,885
Tapestry, Inc., 7.05%, 11/27/2025	4,450,000	4,534,131
VF Corp., 2.40%, 04/23/2025	6,632,927	6,501,165
		19,819,181
Tobacco-1.08%
Altria Group, Inc., 2.35%, 05/06/2025	6,670,000	6,554,002
Philip Morris International, Inc.
1.50%, 05/01/2025	6,675,000	6,532,934
3.38%, 08/11/2025(b)	6,602,000	6,521,923
5.00%, 11/17/2025	6,600,000	6,625,366
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025(b)	18,070,000	17,979,959
		44,214,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Principal Amount	Value
Trading Companies & Distributors-0.60%
Air Lease Corp.
2.30%, 02/01/2025	$6,594,000	$6,508,153
3.25%, 03/01/2025	6,203,000	6,139,787
3.38%, 07/01/2025(b)	7,555,000	7,448,281
WW Grainger, Inc., 1.85%, 02/15/2025	4,450,000	4,379,286
		24,475,507
Water Utilities-0.11%
American Water Capital Corp., 3.40%, 03/01/2025	4,703,000	4,663,112
Wireless Telecommunication Services-0.85%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025	8,781,000	8,677,870
3.63%, 12/15/2025	6,156,000	6,063,260
Sprint LLC, 7.63%, 02/15/2025	13,221,000	13,280,613
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025(b)	6,530,000	6,501,315
		34,523,058
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,036,286,679)		4,017,878,242
	Shares
Money Market Funds-0.45%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $18,237,269)	18,237,269	18,237,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $4,054,523,948)		4,036,115,511
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.61%
Invesco Private Government Fund, 5.28%(c)(d)(e)	59,205,679	$ 59,205,679
Invesco Private Prime Fund, 5.46%(c)(d)(e)	169,120,840	169,188,488
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $228,382,478)		228,394,167
TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $4,282,906,426)		4,264,509,678
OTHER ASSETS LESS LIABILITIES-(4.67)%		(190,140,106)
NET ASSETS-100.00%		$4,074,369,572

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,692	$209,544,919	$(191,404,342)	$-	$-	$18,237,269	$723,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$68,301,916	$434,910,009	$(444,006,246)	$-	$-	$59,205,679	$3,909,448*
Invesco Private Prime Fund	177,073,153	1,001,278,862	(1,009,249,705)	4,310	81,868	169,188,488	10,526,492*
Total	$245,471,761	$1,645,733,790	$(1,644,660,293)	$4,310	$81,868	$246,631,436	$15,159,064

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.99%
Aerospace & Defense-2.25%
Boeing Co. (The)
2.75%, 02/01/2026	$10,598,000	$10,249,955
2.20%, 02/04/2026	41,742,000	40,011,336
General Dynamics Corp.
1.15%, 06/01/2026(b)	3,785,000	3,592,525
2.13%, 08/15/2026(b)	3,790,000	3,641,403
Lockheed Martin Corp., 3.55%, 01/15/2026	7,578,000	7,489,197
RTX Corp.
5.00%, 02/27/2026	3,764,000	3,785,350
2.65%, 11/01/2026(b)	5,439,000	5,246,414
5.75%, 11/08/2026	9,414,000	9,658,690
		83,674,870
Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026	5,611,000	5,498,978
United Parcel Service, Inc., 2.40%, 11/15/2026	3,809,000	3,658,814
		9,157,792
Automobiles-3.94%
American Honda Finance Corp.
4.95%, 01/09/2026	6,381,000	6,417,342
4.75%, 01/12/2026(b)	3,741,000	3,753,776
5.25%, 07/07/2026	7,198,000	7,308,472
1.30%, 09/09/2026(b)	5,680,000	5,346,913
2.30%, 09/09/2026	3,744,000	3,596,970
Ford Motor Co., 4.35%, 12/08/2026	11,270,000	11,133,181
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	9,017,000	8,913,567
6.95%, 03/06/2026	9,812,000	10,037,957
6.95%, 06/10/2026(b)	6,740,000	6,928,498
2.70%, 08/10/2026(b)	11,268,000	10,765,616
PACCAR Financial Corp.
4.45%, 03/30/2026	3,745,000	3,753,688
5.20%, 11/09/2026	3,737,000	3,810,483
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026(b)	7,572,000	7,224,408
5.28%, 07/13/2026	3,831,000	3,896,002
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	6,813,000	6,847,530
0.80%, 01/09/2026	5,304,000	5,056,201
5.20%, 05/15/2026(b)	5,679,000	5,760,652
4.45%, 05/18/2026	10,568,000	10,583,533
1.13%, 06/18/2026	7,574,000	7,163,622
4.55%, 08/07/2026	6,000,000	6,025,626
5.00%, 08/14/2026(b)	4,868,000	4,932,197
5.40%, 11/20/2026	6,800,000	6,952,013
		146,208,247
Banks-21.47%
Bank of America Corp.
4.45%, 03/03/2026(b)	15,027,000	14,981,024
3.50%, 04/19/2026	18,767,000	18,481,685
4.25%, 10/22/2026(b)	15,145,000	15,068,734
Bank of America N.A., 5.53%, 08/18/2026(b)	14,979,000	15,322,581
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
5.30%, 06/05/2026	$10,167,000	$10,309,971
5.27%, 12/11/2026(b)	8,640,000	8,796,891
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026	9,471,000	9,497,424
1.05%, 03/02/2026(b)	7,140,000	6,783,116
1.35%, 06/24/2026(b)	5,681,000	5,380,299
1.30%, 09/15/2026(b)	6,755,000	6,353,520
5.35%, 12/07/2026	8,706,000	8,881,339
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	15,398,000	15,444,538
BPCE S.A. (France), 3.38%, 12/02/2026	4,618,000	4,515,489
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	6,364,000	6,544,030
Citibank N.A.
5.44%, 04/30/2026	15,127,000	15,352,135
4.93%, 08/06/2026(b)	11,500,000	11,602,898
5.49%, 12/04/2026(b)	15,152,000	15,496,606
Citigroup, Inc.
3.70%, 01/12/2026	15,063,000	14,871,517
4.60%, 03/09/2026	11,365,000	11,341,418
3.40%, 05/01/2026(b)	15,152,000	14,879,659
3.20%, 10/21/2026	22,588,000	21,985,005
4.30%, 11/20/2026	7,501,000	7,455,153
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026	7,510,000	7,546,489
3.75%, 07/21/2026	11,531,000	11,289,955
5.50%, 10/05/2026(b)	5,260,000	5,379,167
Fifth Third Bank N.A., 3.85%, 03/15/2026	5,615,000	5,520,658
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	13,255,000	13,183,097
4.38%, 11/23/2026	11,360,000	11,248,803
JPMorgan Chase & Co.
3.30%, 04/01/2026	18,826,000	18,489,533
3.20%, 06/15/2026	13,149,000	12,865,864
2.95%, 10/01/2026	22,533,000	21,916,484
7.63%, 10/15/2026	3,752,000	3,986,889
4.13%, 12/15/2026	15,148,000	15,051,372
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026(b)	20,657,000	21,012,026
KeyBank N.A.
4.70%, 01/26/2026	3,758,000	3,743,335
3.40%, 05/20/2026(b)	4,475,000	4,340,731
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	11,269,000	11,201,949
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	9,770,000	9,712,951
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	17,845,000	17,641,449
2.76%, 09/13/2026(b)	7,515,000	7,258,850
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	7,454,000	7,209,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Banks-(continued)
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	$11,232,000	$11,281,059
5.88%, 10/30/2026	12,498,000	12,880,754
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	11,269,000	11,272,158
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	5,260,000	4,937,583
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	7,513,000	7,553,091
1.15%, 07/14/2026(b)	5,621,000	5,296,950
5.20%, 07/20/2026(b)	7,454,000	7,565,964
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026(b)	7,515,000	7,145,022
5.46%, 01/13/2026	13,480,000	13,607,801
3.78%, 03/09/2026(b)	11,264,000	11,123,675
5.88%, 07/13/2026(b)	6,468,000	6,614,729
2.63%, 07/14/2026(b)	16,907,000	16,339,525
1.40%, 09/17/2026(b)	15,004,000	14,075,489
3.01%, 10/19/2026(b)	11,268,000	10,919,547
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026	5,682,000	5,721,923
5.53%, 07/17/2026(b)	13,520,000	13,777,757
5.26%, 12/11/2026(b)	3,750,000	3,817,872
Truist Bank
3.30%, 05/15/2026	5,633,000	5,499,126
3.80%, 10/30/2026	6,511,000	6,376,710
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	10,144,000	9,801,111
Series W, 3.10%, 04/27/2026(b)	7,485,000	7,303,467
UBS AG (Switzerland)
1.25%, 06/01/2026(b)	7,311,000	6,914,623
1.25%, 08/07/2026	12,416,000	11,688,898
Wells Fargo & Co.
3.00%, 04/22/2026	26,344,000	25,721,401
4.10%, 06/03/2026	18,349,000	18,178,698
3.00%, 10/23/2026	26,388,000	25,633,488
Wells Fargo Bank N.A.
4.81%, 01/15/2026	13,635,000	13,688,286
5.45%, 08/07/2026(b)	16,525,000	16,837,508
5.25%, 12/11/2026(b)	17,046,000	17,378,800
		796,897,249
Beverages-1.37%
Constellation Brands, Inc.
5.00%, 02/02/2026(b)	3,752,000	3,752,223
3.70%, 12/06/2026	4,503,000	4,423,553
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026(b)	6,057,000	6,172,140
Molson Coors Beverage Co., 3.00%, 07/15/2026	15,024,000	14,619,059
PepsiCo, Inc.
4.55%, 02/13/2026(b)	3,760,000	3,775,451
2.85%, 02/24/2026	5,627,000	5,519,082
2.38%, 10/06/2026(b)	7,496,000	7,241,460
5.13%, 11/10/2026(b)	5,260,000	5,364,379
		50,867,347
	Principal Amount	Value
Biotechnology-2.84%
AbbVie, Inc.
3.20%, 05/14/2026(b)	$15,027,000	$14,740,563
2.95%, 11/21/2026	29,980,000	29,142,868
Amgen, Inc.
5.51%, 03/02/2026	10,900,000	10,901,745
2.60%, 08/19/2026	9,391,000	9,065,350
Gilead Sciences, Inc., 3.65%, 03/01/2026	20,656,000	20,386,681
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	21,813,000	21,340,096
		105,577,303
Broadline Retail-0.68%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	20,858,000	19,796,371
eBay, Inc., 1.40%, 05/10/2026(b)	5,678,000	5,384,210
		25,180,581
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	3,673,000	3,632,170
Capital Markets-6.81%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	3,901,000	3,785,441
Ares Capital Corp.
3.88%, 01/15/2026(b)	8,715,000	8,551,596
2.15%, 07/15/2026	7,533,000	7,107,732
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	5,240,000	4,980,879
2.80%, 05/04/2026	5,684,000	5,540,551
2.45%, 08/17/2026	5,682,000	5,482,032
1.05%, 10/15/2026	3,753,000	3,509,056
Blackstone Secured Lending Fund
3.63%, 01/15/2026(b)	6,044,000	5,896,294
2.75%, 09/16/2026(b)	5,285,000	5,017,190
Blue Owl Capital Corp.
4.25%, 01/15/2026(b)	3,800,000	3,750,571
3.40%, 07/15/2026	7,508,000	7,233,758
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026(b)	3,817,000	3,786,983
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	9,500,000	8,981,328
1.15%, 05/13/2026(b)	7,603,000	7,186,575
5.88%, 08/24/2026	7,600,000	7,790,556
Deutsche Bank AG (Germany), 1.69%, 03/19/2026(b)	6,008,000	5,753,400
FS KKR Capital Corp., 3.40%, 01/15/2026(b)	7,605,000	7,387,277
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	3,753,000	3,654,520
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026(b)	13,254,000	13,107,220
3.50%, 11/16/2026	20,709,000	20,253,003
Morgan Stanley
3.88%, 01/27/2026	22,725,000	22,489,757
3.13%, 07/27/2026	22,725,000	22,164,618
6.25%, 08/09/2026	5,476,000	5,653,313
4.35%, 09/08/2026	17,043,000	16,955,202
Nasdaq, Inc., 3.85%, 06/30/2026	3,850,000	3,810,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	$4,600,000	$4,644,199
1.65%, 07/14/2026	9,498,000	8,963,921
State Street Corp.
2.65%, 05/19/2026(b)	5,651,000	5,491,843
5.27%, 08/03/2026	9,038,000	9,183,350
UBS Group AG (Switzerland), 4.55%, 04/17/2026	14,889,000	14,845,642
		252,958,128
Chemicals-0.90%
Ecolab, Inc., 2.70%, 11/01/2026(b)	5,702,000	5,511,437
EIDP, Inc., 4.50%, 05/15/2026	4,605,000	4,612,212
FMC Corp.
5.15%, 05/18/2026	3,800,000	3,824,525
3.20%, 10/01/2026(b)	3,782,000	3,669,192
Linde, Inc., 3.20%, 01/30/2026	5,464,000	5,373,492
PPG Industries, Inc., 1.20%, 03/15/2026	5,244,000	4,975,759
Westlake Corp., 3.60%, 08/15/2026(b)	5,668,000	5,557,417
		33,524,034
Commercial Services & Supplies-0.10%
Republic Services, Inc., 2.90%, 07/01/2026(b)	3,771,000	3,669,419
Communications Equipment-0.65%
Cisco Systems, Inc.
4.90%, 02/26/2026	7,573,000	7,647,395
2.95%, 02/28/2026	5,651,000	5,542,040
2.50%, 09/20/2026	11,336,300	10,980,327
		24,169,762
Consumer Finance-2.33%
American Express Co.
4.90%, 02/13/2026	9,011,000	9,050,860
1.65%, 11/04/2026(b)	8,262,000	7,789,968
Capital One Financial Corp., 3.75%, 07/28/2026	11,512,000	11,283,235
Discover Bank, 3.45%, 07/27/2026	7,487,000	7,277,274
General Motors Financial Co., Inc.
1.25%, 01/08/2026(b)	11,366,000	10,848,659
5.25%, 03/01/2026	9,399,000	9,443,812
5.40%, 04/06/2026	12,398,000	12,516,416
1.50%, 06/10/2026(b)	9,388,000	8,875,568
4.00%, 10/06/2026(b)	5,633,000	5,557,575
Synchrony Financial, 3.70%, 08/04/2026(b)	3,787,000	3,702,049
		86,345,416
Consumer Staples Distribution & Retail-1.04%
Kroger Co. (The)
3.50%, 02/01/2026	3,753,000	3,692,485
2.65%, 10/15/2026	5,624,000	5,413,281
Sysco Corp., 3.30%, 07/15/2026	7,500,000	7,338,431
Target Corp., 2.50%, 04/15/2026(b)	7,574,000	7,405,067
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	351,000	334,280
Walmart, Inc.
4.00%, 04/15/2026(b)	5,617,000	5,603,857
1.05%, 09/17/2026(b)	9,389,000	8,846,467
		38,633,868
	Principal Amount	Value
Containers & Packaging-0.30%
Berry Global, Inc., 1.57%, 01/15/2026	$11,555,000	$ 11,051,913
Diversified Telecommunication Services-1.68%
AT&T, Inc.
5.54%, 02/20/2026	13,171,000	13,173,517
1.70%, 03/25/2026	22,726,000	21,734,351
Verizon Communications, Inc.
1.45%, 03/20/2026	14,394,000	13,725,827
2.63%, 08/15/2026	14,048,000	13,580,235
		62,213,930
Electric Utilities-3.38%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	4,056,000	3,975,081
Commonwealth Edison Co., 2.55%, 06/15/2026(b)	3,790,000	3,673,018
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	4,530,000	4,397,781
Duke Energy Corp., 2.65%, 09/01/2026	11,364,000	10,964,960
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	5,617,000	5,472,513
Entergy Arkansas LLC, 3.50%, 04/01/2026	4,545,000	4,481,811
Entergy Corp., 2.95%, 09/01/2026	5,664,000	5,491,461
Exelon Corp., 3.40%, 04/15/2026	5,652,000	5,549,912
Florida Power & Light Co., 4.45%, 05/15/2026	3,803,000	3,812,013
Fortis, Inc. (Canada), 3.06%, 10/04/2026	8,434,000	8,137,346
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026(b)	4,547,000	4,547,111
1.00%, 06/15/2026	4,498,000	4,231,279
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	7,534,000	7,570,274
Pacific Gas and Electric Co., 3.15%, 01/01/2026	14,781,575	14,435,792
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	4,900,000	4,772,616
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	3,772,000	3,667,523
Southern California Edison Co., 5.35%, 03/01/2026(b)	4,533,000	4,588,743
Southern Co. (The), 3.25%, 07/01/2026	13,175,000	12,865,251
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	3,785,000	3,623,017
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	5,682,000	5,573,046
Xcel Energy, Inc., 3.35%, 12/01/2026(b)	3,799,000	3,696,177
		125,526,725
Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026	5,671,000	5,288,780
Regal Rexnord Corp., 6.05%, 02/15/2026	8,320,000	8,426,553
		13,715,333
Electronic Equipment, Instruments & Components-0.73%
Avnet, Inc., 4.63%, 04/15/2026(b)	4,131,000	4,108,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	$7,560,000	$ 7,217,999
Jabil, Inc., 1.70%, 04/15/2026	3,781,000	3,595,066
TD SYNNEX Corp., 1.75%, 08/09/2026(b)	5,234,000	4,932,771
Tyco Electronics Group S.A., 4.50%, 02/13/2026	3,777,000	3,785,224
Vontier Corp., 1.80%, 04/01/2026	3,773,000	3,591,578
		27,230,709
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	4,522,000	4,299,150
Entertainment-1.31%
Netflix, Inc., 4.38%, 11/15/2026	7,509,000	7,514,167
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026(b)	4,121,000	4,141,766
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	7,512,000	7,354,505
1.85%, 07/30/2026(b)	7,513,000	7,181,874
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	11,360,000	10,964,244
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	11,360,000	11,364,342
		48,520,898
Financial Services-3.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	7,556,000	7,236,258
2.45%, 10/29/2026(b)	28,330,000	27,006,624
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	18,941,000	18,679,834
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	9,324,000	8,752,414
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	9,442,000	8,962,874
Fiserv, Inc., 3.20%, 07/01/2026	15,224,000	14,870,292
Global Payments, Inc.
1.20%, 03/01/2026(b)	8,331,000	7,903,041
4.80%, 04/01/2026	5,665,000	5,653,538
Mastercard, Inc., 2.95%, 11/21/2026	5,665,000	5,518,118
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	9,414,000	9,097,860
Voya Financial, Inc., 3.65%, 06/15/2026	3,364,000	3,306,872
Western Union Co. (The), 1.35%, 03/15/2026	4,529,000	4,294,412
		121,282,137
Food Products-1.24%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	7,496,000	7,237,569
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	5,245,000	5,114,889
Conagra Brands, Inc., 5.30%, 10/01/2026	3,753,000	3,806,214
Hershey Co. (The), 2.30%, 08/15/2026	3,746,000	3,611,014
Ingredion, Inc., 3.20%, 10/01/2026	3,753,000	3,653,980
Kellanova, 3.25%, 04/01/2026	5,621,000	5,510,840
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	$14,083,000	$ 13,719,353
McCormick & Co., Inc., 0.90%, 02/15/2026	3,745,000	3,548,526
		46,202,385
Gas Utilities-0.20%
National Fuel Gas Co., 5.50%, 01/15/2026	3,798,000	3,823,441
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	3,850,000	3,728,044
		7,551,485
Ground Transportation-0.78%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026(b)	3,800,000	3,710,626
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	7,576,000	7,150,840
CSX Corp., 2.60%, 11/01/2026	5,303,000	5,119,357
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	4,506,000	4,384,016
Union Pacific Corp.
4.75%, 02/21/2026	3,797,000	3,815,344
2.75%, 03/01/2026	4,899,000	4,779,678
		28,959,861
Health Care Equipment & Supplies-0.68%
Abbott Laboratories, 3.75%, 11/30/2026	12,771,000	12,661,144
Baxter International, Inc., 2.60%, 08/15/2026	5,451,000	5,250,946
Stryker Corp., 3.50%, 03/15/2026	7,499,000	7,376,591
		25,288,681
Health Care Providers & Services-3.43%
Cigna Group (The)
4.50%, 02/25/2026	7,880,000	7,869,359
1.25%, 03/15/2026(b)	4,751,000	4,516,435
5.69%, 03/15/2026	5,041,000	5,042,578
CVS Health Corp.
5.00%, 02/20/2026	11,265,000	11,300,928
2.88%, 06/01/2026(b)	13,151,000	12,758,198
Elevance Health, Inc.
4.90%, 02/08/2026	3,782,000	3,779,430
1.50%, 03/15/2026(b)	5,652,000	5,399,447
HCA, Inc.
5.88%, 02/15/2026	11,272,500	11,367,803
5.25%, 06/15/2026	11,269,000	11,311,757
5.38%, 09/01/2026	7,511,000	7,564,519
Humana, Inc., 5.70%, 03/13/2026	3,760,000	3,760,155
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	3,750,000	3,555,791
McKesson Corp.
5.25%, 02/15/2026	3,595,000	3,591,807
1.30%, 08/15/2026(b)	3,745,000	3,524,987
Quest Diagnostics, Inc., 3.45%, 06/01/2026	3,750,000	3,674,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	$3,787,000	$3,632,820
3.10%, 03/15/2026	7,534,000	7,402,151
1.15%, 05/15/2026(b)	7,605,000	7,219,196
4.75%, 07/15/2026	4,920,000	4,971,572
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	5,248,000	4,929,897
		127,173,252
Health Care REITs-0.59%
Healthpeak OP LLC, 3.25%, 07/15/2026	4,909,000	4,792,944
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	4,500,000	4,501,639
Sabra Health Care L.P., 5.13%, 08/15/2026	3,740,000	3,750,057
Ventas Realty L.P., 4.13%, 01/15/2026	3,799,000	3,760,432
Welltower OP LLC, 4.25%, 04/01/2026	5,284,000	5,250,268
		22,055,340
Hotels, Restaurants & Leisure-1.15%
Booking Holdings, Inc., 3.60%, 06/01/2026	7,518,000	7,420,945
Expedia Group, Inc., 5.00%, 02/15/2026(b)	5,682,000	5,696,346
Marriott International, Inc., Series R, 3.13%, 06/15/2026	5,621,000	5,475,730
McDonald’s Corp., 3.70%, 01/30/2026	13,146,000	12,999,050
Starbucks Corp.
4.75%, 02/15/2026(b)	7,490,000	7,508,823
2.45%, 06/15/2026	3,743,000	3,619,173
		42,720,067
Household Durables-0.11%
DR Horton, Inc., 1.30%, 10/15/2026	4,493,000	4,208,967
Household Products-0.72%
Colgate-Palmolive Co., 4.80%, 03/02/2026(b)	3,754,000	3,788,665
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	4,879,000	4,874,961
2.70%, 02/02/2026	4,496,000	4,398,357
1.00%, 04/23/2026	7,493,000	7,126,100
2.45%, 11/03/2026(b)	6,561,000	6,346,553
		26,534,636
Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	6,044,000	5,758,965
Industrial Conglomerates-0.42%
3M Co., 2.25%, 09/19/2026	4,868,000	4,652,311
Honeywell International, Inc., 2.50%, 11/01/2026(b)	11,332,000	10,941,313
		15,593,624
Insurance-1.36%
Allstate Corp. (The), 3.28%, 12/15/2026	4,142,000	4,040,756
Arch Capital Finance LLC, 4.01%, 12/15/2026	3,776,000	3,727,457
Chubb INA Holdings LLC, 3.35%, 05/03/2026	11,362,000	11,163,861
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp., 4.50%, 03/01/2026	$3,800,000	$ 3,789,432
Loews Corp., 3.75%, 04/01/2026	3,803,000	3,761,147
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	7,577,000	7,541,988
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	4,531,000	4,483,763
Old Republic International Corp., 3.88%, 08/26/2026	4,146,000	4,078,488
Prudential Financial, Inc., 1.50%, 03/10/2026	3,797,000	3,640,063
Trinity Acquisition PLC, 4.40%, 03/15/2026(b)	4,122,000	4,096,211
		50,323,166
Interactive Media & Services-0.39%
Alphabet, Inc., 2.00%, 08/15/2026(b)	15,149,000	14,577,387
IT Services-0.82%
CGI, Inc. (Canada), 1.45%, 09/14/2026	4,600,000	4,308,264
DXC Technology Co., 1.80%, 09/15/2026(b)	5,249,000	4,932,519
International Business Machines Corp.
4.50%, 02/06/2026(b)	6,363,000	6,367,949
3.45%, 02/19/2026	10,195,000	10,045,839
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	5,025,000	4,722,090
		30,376,661
Leisure Products-0.13%
Hasbro, Inc., 3.55%, 11/19/2026	5,061,000	4,924,344
Life Sciences Tools & Services-0.33%
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	4,464,000	4,520,024
5.00%, 12/05/2026	7,500,000	7,622,117
		12,142,141
Machinery-2.65%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026(b)	6,785,000	6,821,992
5.05%, 02/27/2026(b)	6,028,000	6,094,599
0.90%, 03/02/2026(b)	5,653,000	5,376,583
4.35%, 05/15/2026	9,448,000	9,450,478
1.15%, 09/14/2026	3,789,000	3,562,576
CNH Industrial Capital LLC
1.88%, 01/15/2026	3,777,000	3,636,856
1.45%, 07/15/2026(b)	4,527,000	4,272,794
Fortive Corp., 3.15%, 06/15/2026	6,750,000	6,571,860
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	7,529,000	7,303,026
John Deere Capital Corp.
4.80%, 01/09/2026(b)	9,091,000	9,146,551
0.70%, 01/15/2026(b)	6,943,000	6,609,572
5.05%, 03/03/2026(b)	4,136,000	4,176,625
4.75%, 06/08/2026(b)	4,489,000	4,524,478
2.65%, 06/10/2026(b)	3,777,000	3,674,186
1.05%, 06/17/2026	4,148,000	3,923,005
5.15%, 09/08/2026(b)	4,163,000	4,237,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Machinery-(continued)
Wabtec Corp., 3.45%, 11/15/2026(b)	$5,616,000	$ 5,478,998
Xylem, Inc., 3.25%, 11/01/2026(b)	3,756,000	3,655,577
		98,516,966
Media-1.08%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	8,237,000	8,440,202
Comcast Corp., 3.15%, 03/01/2026	16,666,000	16,358,122
Discovery Communications LLC, 4.90%, 03/11/2026	4,878,000	4,851,207
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026(b)	10,514,000	10,330,631
		39,980,162
Multi-Utilities-0.99%
Ameren Corp., 5.70%, 12/01/2026(b)	4,532,000	4,636,840
CenterPoint Energy, Inc., 1.45%, 06/01/2026	3,772,000	3,563,314
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026(b)	4,261,000	4,048,981
DTE Electric Co., 4.85%, 12/01/2026	3,765,000	3,818,447
DTE Energy Co., 2.85%, 10/01/2026(b)	4,536,000	4,388,703
Sempra, 5.40%, 08/01/2026(b)	4,250,000	4,314,424
WEC Energy Group, Inc.
4.75%, 01/09/2026	7,515,000	7,520,234
5.60%, 09/12/2026(b)	4,508,000	4,599,254
		36,890,197
Office REITs-0.39%
Boston Properties L.P.
3.65%, 02/01/2026	7,535,000	7,372,079
2.75%, 10/01/2026	7,533,000	7,178,687
		14,550,766
Oil, Gas & Consumable Fuels-6.78%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,141,000	4,208,279
Chevron Corp., 2.95%, 05/16/2026	17,042,000	16,690,317
Diamondback Energy, Inc., 3.25%, 12/01/2026	5,667,000	5,515,722
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	3,780,000	3,562,254
5.90%, 11/15/2026	5,631,000	5,789,757
4.25%, 12/01/2026	5,684,000	5,648,977
Energy Transfer L.P.
4.75%, 01/15/2026	7,552,000	7,537,522
3.90%, 07/15/2026	4,159,000	4,099,077
6.05%, 12/01/2026	7,571,000	7,801,090
Enterprise Products Operating LLC
5.05%, 01/10/2026	5,675,000	5,722,330
3.70%, 02/15/2026(b)	6,631,000	6,565,319
EOG Resources, Inc., 4.15%, 01/15/2026(b)	5,677,000	5,663,419
EQM Midstream Partners L.P., 4.13%, 12/01/2026	3,790,000	3,725,882
Equinor ASA (Norway), 1.75%, 01/22/2026	6,000,000	5,787,091
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$18,934,000	$18,603,784
2.28%, 08/16/2026	7,573,000	7,313,535
HF Sinclair Corp., 5.88%, 04/01/2026(b)	5,976,000	6,040,227
Kinder Morgan, Inc., 1.75%, 11/15/2026	3,788,000	3,570,435
MPLX L.P., 1.75%, 03/01/2026	11,293,000	10,801,024
Occidental Petroleum Corp., 5.55%, 03/15/2026(b)	6,448,000	6,506,322
ONEOK, Inc.
5.85%, 01/15/2026	4,548,000	4,608,589
5.00%, 03/01/2026	4,913,000	4,923,089
5.55%, 11/01/2026	5,671,000	5,778,507
Ovintiv, Inc., 5.38%, 01/01/2026	3,468,000	3,480,985
Phillips 66, 1.30%, 02/15/2026	3,737,000	3,563,554
Pioneer Natural Resources Co.
1.13%, 01/15/2026(b)	5,617,000	5,368,783
5.10%, 03/29/2026	8,335,000	8,418,738
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	5,812,000	5,785,448
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	11,359,000	11,512,935
Shell International Finance B.V.
2.88%, 05/10/2026(b)	13,260,000	12,969,791
2.50%, 09/12/2026(b)	7,560,000	7,303,939
Spectra Energy Partners L.P., 3.38%, 10/15/2026	4,530,000	4,417,108
TransCanada PipeLines Ltd. (Canada)
4.88%, 01/15/2026(b)	6,410,000	6,418,125
6.20%, 03/09/2026(b)	6,399,000	6,399,762
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	7,540,000	7,799,214
Valero Energy Corp., 3.40%, 09/15/2026	3,368,000	3,287,706
Williams Cos., Inc. (The), 5.40%, 03/02/2026	8,312,000	8,395,018
		251,583,654
Passenger Airlines-0.17%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	5,987,000	6,132,867
Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026	5,632,000	5,715,316
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	5,214,000	5,014,600
		10,729,916
Pharmaceuticals-2.45%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	9,376,000	8,899,331
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026(b)	9,018,000	8,524,703
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	7,513,000	7,582,658
Eli Lilly and Co., 5.00%, 02/27/2026	5,626,000	5,626,683
Johnson & Johnson, 2.45%, 03/01/2026(b)	15,024,000	14,661,637
Merck & Co., Inc., 0.75%, 02/24/2026(b)	7,502,000	7,128,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc.
2.75%, 06/03/2026(b)	$9,395,000	$9,149,662
3.00%, 12/15/2026(b)	13,146,000	12,817,313
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	16,880,000	16,646,813
		91,037,715
Professional Services-0.36%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	3,774,000	3,690,961
Concentrix Corp., 6.65%, 08/02/2026(b)	5,989,000	6,157,701
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	3,758,000	3,675,821
		13,524,483
Real Estate Management & Development-0.12%
CBRE Services, Inc., 4.88%, 03/01/2026	4,545,000	4,551,693
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026(b)	3,750,000	3,868,733
ERP Operating L.P., 2.85%, 11/01/2026	3,778,000	3,659,770
		7,528,503
Retail REITs-0.89%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	4,491,000	4,438,982
Kimco Realty OP LLC, 2.80%, 10/01/2026	3,805,000	3,668,039
Realty Income Corp.
5.05%, 01/13/2026	3,804,000	3,804,243
4.88%, 06/01/2026(b)	4,658,000	4,672,713
4.13%, 10/15/2026	4,900,000	4,859,971
Simon Property Group L.P.
3.30%, 01/15/2026	6,049,000	5,945,630
3.25%, 11/30/2026	5,671,000	5,529,792
		32,919,370
Semiconductors & Semiconductor Equipment-1.17%
Analog Devices, Inc., 3.50%, 12/05/2026	6,935,000	6,824,097
Intel Corp.
4.88%, 02/10/2026(b)	11,367,000	11,353,518
2.60%, 05/19/2026(b)	7,560,000	7,267,384
Marvell Technology, Inc., 1.65%, 04/15/2026	3,737,000	3,560,530
NVIDIA Corp., 3.20%, 09/16/2026(b)	7,575,000	7,444,449
Skyworks Solutions, Inc., 1.80%, 06/01/2026	3,761,000	3,568,946
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	3,741,000	3,522,072
		43,540,996
Software-2.59%
Fortinet, Inc., 1.00%, 03/15/2026	3,751,000	3,550,467
Intuit, Inc., 5.25%, 09/15/2026	5,611,000	5,720,086
Microsoft Corp., 2.40%, 08/08/2026	30,225,000	29,302,462
Oracle Corp.
1.65%, 03/25/2026	20,772,000	19,840,090
2.65%, 07/15/2026	22,727,000	21,955,170
	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 3.80%, 12/15/2026	$5,274,000	$ 5,198,284
VMware LLC, 1.40%, 08/15/2026	11,336,000	10,666,024
		96,232,583
Specialized REITs-1.89%
American Tower Corp.
4.40%, 02/15/2026	3,759,000	3,739,566
1.60%, 04/15/2026(b)	5,299,000	5,035,954
1.45%, 09/15/2026	4,490,000	4,213,876
3.38%, 10/15/2026	7,512,000	7,324,590
Crown Castle, Inc.
4.45%, 02/15/2026	6,821,000	6,790,051
3.70%, 06/15/2026	5,610,000	5,509,634
1.05%, 07/15/2026(b)	7,571,000	7,102,787
Equinix, Inc., 1.45%, 05/15/2026(b)	5,275,000	4,998,992
Extra Space Storage L.P., 3.50%, 07/01/2026(b)	4,402,000	4,318,685
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	7,386,000	7,402,486
Public Storage Operating Co.
0.88%, 02/15/2026	3,741,000	3,554,450
1.50%, 11/09/2026(b)	4,899,000	4,612,264
Weyerhaeuser Co., 4.75%, 05/15/2026	5,640,000	5,648,222
		70,251,557
Specialty Retail-2.80%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	18,833,000	19,242,554
4.90%, 10/01/2026	12,988,000	13,059,147
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	9,765,000	9,568,940
5.15%, 06/25/2026(b)	11,360,000	11,543,998
2.13%, 09/15/2026(b)	7,487,000	7,186,705
4.95%, 09/30/2026	5,627,500	5,709,796
Lowe’s Cos., Inc.
4.80%, 04/01/2026	7,573,000	7,598,574
2.50%, 04/15/2026	10,144,000	9,833,548
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	3,792,000	3,730,350
5.75%, 11/20/2026	5,617,000	5,754,343
Ross Stores, Inc., 0.88%, 04/15/2026	3,787,000	3,567,652
TJX Cos., Inc. (The), 2.25%, 09/15/2026	7,576,000	7,281,069
		104,076,676
Technology Hardware, Storage & Peripherals-2.55%
Apple, Inc.
0.70%, 02/08/2026	18,891,000	17,982,114
3.25%, 02/23/2026(b)	24,557,000	24,229,711
4.42%, 05/08/2026	7,579,000	7,589,097
2.45%, 08/04/2026	17,145,000	16,611,391
2.05%, 09/11/2026	15,109,000	14,498,919
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	5,769,000	5,513,097
HP, Inc., 1.45%, 06/17/2026(b)	3,917,000	3,711,254
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	4,492,000	4,505,802
		94,641,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.35%
NIKE, Inc., 2.38%, 11/01/2026(b)	$7,488,000	$ 7,204,463
Tapestry, Inc., 7.00%, 11/27/2026(b)	5,630,000	5,808,691
		13,013,154
Tobacco-1.22%
Altria Group, Inc., 2.63%, 09/16/2026(b)	3,745,000	3,605,632
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	7,498,000	7,299,554
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	11,271,000	10,761,882
Philip Morris International, Inc.
4.88%, 02/13/2026(b)	12,771,000	12,839,182
2.75%, 02/25/2026	5,627,000	5,484,587
0.88%, 05/01/2026	5,580,000	5,260,997
		45,251,834
Trading Companies & Distributors-0.64%
Air Lease Corp.
2.88%, 01/15/2026(b)	10,924,000	10,633,266
5.30%, 06/25/2026	4,520,000	4,572,422
1.88%, 08/15/2026	9,091,000	8,622,407
		23,828,095
Wireless Telecommunication Services-1.01%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	3,740,000	3,606,524
Sprint LLC, 7.63%, 03/01/2026	11,363,000	11,724,014
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	13,632,000	13,186,590
2.63%, 04/15/2026	9,089,000	8,816,880
		37,334,008
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,685,358,059)		3,674,844,523
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $3,810,675)	3,810,675	$ 3,810,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $3,689,168,734)		3,678,655,198
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.81%
Invesco Private Government Fund, 5.28%(c)(d)(e)	100,856,094	100,856,094
Invesco Private Prime Fund, 5.46%(c)(d)(e)	263,073,597	263,178,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $364,017,900)		364,034,920
TOTAL INVESTMENTS IN SECURITIES-108.90% (Cost $4,053,186,634)		4,042,690,118
OTHER ASSETS LESS LIABILITIES-(8.90)%		(330,528,194)
NET ASSETS-100.00%		$3,712,161,924

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$391,146	$143,364,952	$(139,945,423)	$-	$-	$3,810,675	$414,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$59,624,954	$434,059,183	$(392,828,043)	$-	$-	$100,856,094	$3,950,852*
Invesco Private Prime Fund	154,066,675	1,011,953,434	(902,891,673)	16,102	34,288	263,178,826	10,648,093*
Total	$214,082,775	$1,589,377,569	$(1,435,665,139)	$16,102	$34,288	$367,845,595	$15,013,118

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.95%
Aerospace & Defense-1.90%
Boeing Co. (The), 5.04%, 05/01/2027	$9,847,000	$ 9,862,618
General Dynamics Corp.
3.50%, 04/01/2027(b)	3,680,000	3,618,183
2.63%, 11/15/2027	2,450,000	2,339,114
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	3,101,000	3,199,162
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	2,957,000	2,855,842
L3Harris Technologies, Inc., 5.40%, 01/15/2027	6,150,000	6,279,200
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	3,690,000	3,794,457
Northrop Grumman Corp., 3.20%, 02/01/2027	3,681,000	3,584,194
RTX Corp., 3.13%, 05/04/2027	5,415,000	5,240,400
		40,773,170
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	4,920,000	4,747,761
Automobile Components-0.53%
BorgWarner, Inc., 2.65%, 07/01/2027	5,409,000	5,154,409
Lear Corp., 3.80%, 09/15/2027	2,706,000	2,634,231
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	3,695,000	3,569,637
		11,358,277
Automobiles-4.62%
American Honda Finance Corp.
2.35%, 01/08/2027	2,451,000	2,342,702
4.90%, 03/12/2027(b)	3,443,000	3,492,105
4.90%, 07/09/2027	3,450,000	3,502,368
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	4,429,000	4,340,874
5.80%, 03/05/2027	7,390,000	7,503,203
5.85%, 05/17/2027	7,375,000	7,502,018
4.95%, 05/28/2027	7,382,000	7,344,286
4.13%, 08/17/2027	6,486,000	6,309,758
3.82%, 11/02/2027	3,680,000	3,531,087
7.35%, 11/04/2027	7,390,000	7,818,682
General Motors Co.
4.20%, 10/01/2027	3,686,000	3,634,828
6.80%, 10/01/2027	4,927,000	5,205,798
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	4,925,000	4,720,939
PACCAR Financial Corp., 5.00%, 05/13/2027	2,460,000	2,515,668
Toyota Motor Credit Corp.
3.20%, 01/11/2027	3,693,000	3,608,087
1.90%, 01/13/2027	3,693,000	3,499,555
3.05%, 03/22/2027(b)	6,887,000	6,697,910
1.15%, 08/13/2027	2,943,000	2,696,454
4.55%, 09/20/2027(b)	4,921,000	4,962,907
5.45%, 11/10/2027(b)	3,442,000	3,561,579
Series B, 5.00%, 03/19/2027(b)	4,433,000	4,517,675
		99,308,483
	Principal Amount	Value
Banks-12.68%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	$4,921,000	$4,863,916
5.29%, 08/18/2027(b)	8,621,000	8,769,108
Bank of America Corp.
3.25%, 10/21/2027(b)	12,220,000	11,851,094
Series L, 4.18%, 11/25/2027	9,836,000	9,740,409
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	6,147,000	5,905,768
5.37%, 06/04/2027(b)	3,690,000	3,792,617
Series H, 4.70%, 09/14/2027(b)	4,920,000	4,969,897
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027	3,682,000	3,479,657
2.95%, 03/11/2027	3,432,000	3,317,837
5.40%, 06/04/2027	4,183,000	4,291,526
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027	4,921,000	4,799,877
5.24%, 06/28/2027(b)	6,644,000	6,789,829
Citigroup, Inc., 4.45%, 09/29/2027	18,958,000	18,871,894
Cooperatieve Rabobank U.A. (Netherlands), 5.04%, 03/05/2027	3,197,000	3,252,150
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	3,696,000	3,508,321
Fifth Third Bank N.A., 2.25%, 02/01/2027	2,944,000	2,788,793
HSBC USA, Inc., 5.29%, 03/04/2027	4,927,000	5,021,769
JPMorgan Chase & Co.
8.00%, 04/29/2027	2,458,000	2,697,657
4.25%, 10/01/2027	7,382,000	7,368,127
3.63%, 12/01/2027	5,459,000	5,339,954
KeyBank N.A., 5.85%, 11/15/2027(b)	4,928,000	5,072,744
KeyCorp, 2.25%, 04/06/2027(b)	3,927,000	3,689,795
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	6,150,000	6,033,606
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027(b)	2,415,000	2,323,712
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	4,921,000	4,838,151
3.29%, 07/25/2027(b)	4,927,000	4,781,289
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	2,458,000	2,408,230
3.17%, 09/11/2027(b)	5,418,000	5,217,071
PNC Bank N.A., 3.10%, 10/25/2027(b)	4,906,000	4,710,476
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	3,678,000	3,562,274
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	6,153,000	6,226,200
2.05%, 01/21/2027(b)	2,428,000	2,307,438
3.63%, 05/04/2027(b)	5,905,000	5,809,634
4.24%, 08/03/2027(b)	6,154,000	6,155,407
6.00%, 11/01/2027(b)	6,644,000	6,965,594
Santander Holdings USA, Inc., 4.40%, 07/13/2027	5,164,000	5,103,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	$6,144,000	$6,004,624
2.17%, 01/14/2027	2,458,000	2,329,257
3.36%, 07/12/2027(b)	8,604,000	8,353,823
3.35%, 10/18/2027(b)	3,695,000	3,566,871
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	3,679,000	3,490,480
2.80%, 03/10/2027(b)	5,418,000	5,212,727
4.98%, 04/05/2027(b)	4,181,000	4,239,170
4.11%, 06/08/2027	7,387,000	7,323,575
4.69%, 09/15/2027	7,381,000	7,439,210
Truist Financial Corp., 1.13%, 08/03/2027(b)	3,687,000	3,354,081
U.S. Bancorp, Series X, 3.15%, 04/27/2027	6,398,000	6,230,240
UBS AG (Switzerland), 5.00%, 07/09/2027	5,870,000	5,953,780
Wells Fargo & Co., 4.30%, 07/22/2027	12,307,000	12,261,822
		272,384,639
Beverages-1.70%
Coca-Cola Co. (The)
3.38%, 03/25/2027	4,925,000	4,848,533
2.90%, 05/25/2027	2,455,000	2,380,259
1.45%, 06/01/2027(b)	7,378,000	6,895,304
Constellation Brands, Inc.
3.50%, 05/09/2027	2,460,000	2,397,926
4.35%, 05/09/2027	2,957,000	2,946,735
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	3,694,000	3,797,280
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	3,691,000	3,753,215
PepsiCo, Inc.
2.63%, 03/19/2027	2,455,000	2,367,663
3.00%, 10/15/2027	7,378,000	7,155,354
		36,542,269
Biotechnology-1.55%
AbbVie, Inc., 4.80%, 03/15/2027	11,083,000	11,233,572
Amgen, Inc.
2.20%, 02/21/2027	8,477,000	8,043,754
3.20%, 11/02/2027	4,924,000	4,757,072
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	6,144,000	5,951,932
1.20%, 10/01/2027(b)	3,696,000	3,373,243
		33,359,573
Broadline Retail-2.15%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	9,840,000	9,647,949
1.20%, 06/03/2027	6,147,000	5,687,708
3.15%, 08/22/2027(b)	17,238,000	16,821,834
4.55%, 12/01/2027(b)	9,843,000	9,985,571
eBay, Inc., 3.60%, 06/05/2027(b)	4,183,000	4,098,885
		46,241,947
	Principal Amount	Value
Building Products-0.25%
Carlisle Cos., Inc., 3.75%, 12/01/2027	$2,954,000	$ 2,883,399
Owens Corning, 5.50%, 06/15/2027(b)	2,460,000	2,522,006
		5,405,405
Capital Markets-5.73%
Ares Capital Corp.
7.00%, 01/15/2027	4,431,000	4,597,925
2.88%, 06/15/2027	2,457,000	2,306,342
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	4,188,000	3,988,219
3.25%, 05/16/2027	3,693,000	3,598,827
BlackRock, Inc., 3.20%, 03/15/2027	3,435,000	3,362,585
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	3,047,000	2,823,247
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	2,427,000	2,281,343
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	2,957,000	3,114,437
Cboe Global Markets, Inc., 3.65%, 01/12/2027	3,183,000	3,128,592
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	3,193,000	3,098,244
2.45%, 03/03/2027(b)	7,377,000	7,026,547
3.30%, 04/01/2027(b)	3,650,000	3,546,056
FactSet Research Systems, Inc., 2.90%, 03/01/2027	2,458,000	2,359,131
FS KKR Capital Corp., 3.25%, 07/15/2027	2,463,000	2,312,993
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	3,980,000	4,101,301
3.85%, 01/26/2027(b)	14,772,000	14,558,357
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	3,704,000	3,712,525
Morgan Stanley
3.63%, 01/20/2027(b)	14,757,000	14,531,779
3.95%, 04/23/2027(b)	9,833,000	9,695,106
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	6,151,000	5,813,189
5.59%, 07/02/2027	2,460,000	2,515,111
5.39%, 07/06/2027	2,458,000	2,501,967
Northern Trust Corp., 4.00%, 05/10/2027(b)	4,917,000	4,898,099
S&P Global, Inc.
2.95%, 01/22/2027(b)	2,464,000	2,390,047
2.45%, 03/01/2027(b)	6,080,000	5,819,218
State Street Corp., 4.99%, 03/18/2027	4,920,000	4,999,565
		123,080,752
Chemicals-1.72%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	3,205,000	3,019,767
Albemarle Corp., 4.65%, 06/01/2027(b)	3,197,000	3,189,513
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	9,847,000	10,164,428
Ecolab, Inc.
1.65%, 02/01/2027	2,463,000	2,319,070
3.25%, 12/01/2027(b)	2,455,000	2,381,380
LYB International Finance II B.V., 3.50%, 03/02/2027	2,908,000	2,836,881
Mosaic Co. (The), 4.05%, 11/15/2027	3,435,000	3,376,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Chemicals-(continued)
Olin Corp., 5.13%, 09/15/2027	$2,505,000	$ 2,476,706
Sherwin-Williams Co. (The), 3.45%, 06/01/2027(b)	7,380,000	7,196,731
		36,960,680
Commercial Services & Supplies-0.71%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	4,920,000	4,851,026
Republic Services, Inc., 3.38%, 11/15/2027	3,205,000	3,116,115
Waste Management, Inc.
4.95%, 07/03/2027(b)	3,690,000	3,762,841
3.15%, 11/15/2027	3,694,000	3,576,447
		15,306,429
Communications Equipment-0.58%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	9,843,000	10,004,386
Nokia OYJ (Finland), 4.38%, 06/12/2027	2,466,000	2,451,480
		12,455,866
Construction & Engineering-0.14%
Quanta Services, Inc., 4.75%, 08/09/2027	2,920,000	2,933,821
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	2,440,000	2,376,321
Consumer Finance-3.99%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	3,689,000	3,676,958
7.10%, 11/15/2027(b)	3,686,000	3,915,717
American Express Co.
2.55%, 03/04/2027	8,610,000	8,241,592
3.30%, 05/03/2027	8,188,000	7,970,908
5.85%, 11/05/2027(b)	7,381,000	7,718,776
Capital One Financial Corp.
3.75%, 03/09/2027	6,639,000	6,505,197
3.65%, 05/11/2027(b)	4,927,000	4,808,011
Discover Financial Services, 4.10%, 02/09/2027(b)	4,924,000	4,840,222
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	6,153,000	6,101,831
2.35%, 02/26/2027(b)	4,923,000	4,661,094
5.00%, 04/09/2027(b)	6,158,000	6,212,533
5.40%, 05/08/2027(b)	5,901,000	6,010,349
5.35%, 07/15/2027(b)	5,410,000	5,508,586
2.70%, 08/20/2027	4,413,000	4,185,592
Synchrony Financial, 3.95%, 12/01/2027(b)	5,587,000	5,385,311
		85,742,677
Consumer Staples Distribution & Retail-1.50%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	4,928,000	4,814,413
1.38%, 06/20/2027	6,149,000	5,723,065
Dollar General Corp.
3.88%, 04/15/2027(b)	2,945,000	2,878,319
4.63%, 11/01/2027	2,713,000	2,695,631
Kroger Co. (The), 3.70%, 08/01/2027	2,943,000	2,884,529
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp., 3.25%, 07/15/2027	$3,681,000	$ 3,561,451
Target Corp., 1.95%, 01/15/2027(b)	4,920,000	4,699,029
Walmart, Inc., 3.95%, 09/09/2027(b)	4,919,000	4,928,551
		32,184,988
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027	2,456,000	2,376,070
Diversified REITs-0.22%
Digital Realty Trust L.P., 3.70%, 08/15/2027	4,905,000	4,785,816
Diversified Telecommunication Services-2.31%
AT&T, Inc.
4.25%, 03/01/2027(b)	7,333,000	7,306,706
2.30%, 06/01/2027	12,296,000	11,632,018
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	6,150,000	6,084,543
TELUS Corp. (Canada)
2.80%, 02/16/2027	2,950,000	2,827,607
3.70%, 09/15/2027(b)	2,461,000	2,402,791
Verizon Communications, Inc.
4.13%, 03/16/2027	15,986,000	15,862,320
3.00%, 03/22/2027(b)	3,678,000	3,558,519
		49,674,504
Electric Utilities-4.08%
Alabama Power Co., 3.75%, 09/01/2027	2,711,000	2,676,894
American Electric Power Co., Inc.
5.75%, 11/01/2027	2,455,000	2,545,634
3.20%, 11/13/2027	2,452,000	2,353,129
Duke Energy Corp.
4.85%, 01/05/2027(b)	2,950,000	2,979,748
3.15%, 08/15/2027	3,682,000	3,551,351
5.00%, 12/08/2027	2,465,000	2,511,793
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	3,203,000	3,125,917
Edison International, 5.75%, 06/15/2027(b)	2,950,000	3,023,787
Eversource Energy
2.90%, 03/01/2027	3,202,000	3,075,076
4.60%, 07/01/2027	2,953,000	2,953,374
Exelon Corp., 2.75%, 03/15/2027(b)	3,176,000	3,053,687
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	7,379,000	7,244,952
Georgia Power Co., 5.00%, 02/23/2027	2,460,000	2,499,172
ITC Holdings Corp., 3.35%, 11/15/2027	2,449,000	2,364,056
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027(b)	2,953,000	2,989,622
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027(b)	4,921,000	4,638,071
3.55%, 05/01/2027	7,325,000	7,156,658
4.63%, 07/15/2027(b)	6,154,000	6,197,306
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	4,920,000	4,574,210
Southern California Edison Co.
4.88%, 02/01/2027	2,457,000	2,480,525
5.85%, 11/01/2027	3,696,000	3,847,051
Series D, 4.70%, 06/01/2027(b)	2,958,000	2,988,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	$3,679,000	$3,604,649
Series B, 3.75%, 05/15/2027(b)	2,959,000	2,911,615
Xcel Energy, Inc., 1.75%, 03/15/2027(b)	2,449,000	2,285,949
		87,633,186
Electrical Equipment-0.11%
Emerson Electric Co., 1.80%, 10/15/2027	2,430,000	2,261,658
Electronic Equipment, Instruments & Components-0.43%
Eaton Corp., 3.10%, 09/15/2027(b)	3,436,000	3,331,383
Jabil, Inc., 4.25%, 05/15/2027	2,461,000	2,434,391
Keysight Technologies, Inc., 4.60%, 04/06/2027	3,434,000	3,430,551
		9,196,325
Energy Equipment & Services-0.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	6,629,000	6,432,117
Entertainment-1.35%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	2,944,000	2,887,327
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	4,923,000	4,757,191
Walt Disney Co. (The), 3.70%, 03/23/2027	2,461,000	2,431,321
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	19,670,000	18,848,435
		28,924,274
Financial Services-3.49%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027(b)	4,430,000	4,561,714
6.45%, 04/15/2027	7,906,000	8,228,757
3.65%, 07/21/2027	4,853,000	4,724,535
4.63%, 10/15/2027(b)	2,957,000	2,952,692
BlackRock Funding, Inc., 4.60%, 07/26/2027	1,987,000	2,016,079
Blackstone Private Credit Fund, 3.25%, 03/15/2027	4,890,000	4,632,107
Corebridge Financial, Inc., 3.65%, 04/05/2027	6,111,000	5,985,272
Fiserv, Inc.
5.15%, 03/15/2027	3,690,000	3,753,190
2.25%, 06/01/2027	4,925,000	4,648,292
Global Payments, Inc.
2.15%, 01/15/2027(b)	3,682,000	3,486,967
4.95%, 08/15/2027(b)	2,458,000	2,485,838
LPL Holdings, Inc., 5.70%, 05/20/2027	2,460,000	2,504,953
Mastercard, Inc., 3.30%, 03/26/2027	4,920,000	4,824,229
ORIX Corp. (Japan)
3.70%, 07/18/2027	2,450,000	2,393,305
5.00%, 09/13/2027(b)	2,466,000	2,501,162
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	2,457,000	2,438,086
	Principal Amount	Value
Financial Services-(continued)
Visa, Inc.
1.90%, 04/15/2027(b)	$7,375,000	$6,991,614
0.75%, 08/15/2027(b)	2,456,000	2,248,935
2.75%, 09/15/2027(b)	3,675,000	3,538,741
		74,916,468
Food Products-2.25%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027(b)	2,945,000	2,886,656
Campbell Soup Co., 5.20%, 03/19/2027(b)	2,460,000	2,512,115
Conagra Brands, Inc., 1.38%, 11/01/2027	4,920,000	4,466,354
General Mills, Inc.
4.70%, 01/30/2027(b)	2,461,000	2,475,237
3.20%, 02/10/2027(b)	3,680,000	3,572,224
Hormel Foods Corp., 4.80%, 03/30/2027	2,460,000	2,493,875
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 2.50%, 01/15/2027	4,864,000	4,621,396
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	2,449,000	2,380,415
Kellanova, 3.40%, 11/15/2027	2,958,000	2,871,466
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	6,638,000	6,547,152
McCormick & Co., Inc., 3.40%, 08/15/2027	3,692,000	3,599,331
Mondelez International, Inc., 2.63%, 03/17/2027	3,678,000	3,520,572
Tyson Foods, Inc., 3.55%, 06/02/2027	6,636,000	6,477,576
		48,424,369
Gas Utilities-0.27%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	2,450,000	2,370,190
Southern California Gas Co., 2.95%, 04/15/2027(b)	3,451,000	3,329,809
		5,699,999
Ground Transportation-0.52%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	2,450,000	2,392,278
CSX Corp., 3.25%, 06/01/2027(b)	4,184,000	4,080,231
Union Pacific Corp.
2.15%, 02/05/2027	2,454,000	2,336,177
3.00%, 04/15/2027	2,464,000	2,388,416
		11,197,102
Health Care Equipment & Supplies-1.11%
Baxter International, Inc., 1.92%, 02/01/2027	7,078,000	6,646,146
Becton, Dickinson and Co., 3.70%, 06/06/2027	8,485,000	8,316,018
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	8,621,000	8,904,126
		23,866,290
Health Care Providers & Services-4.60%
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	6,013,000	5,851,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Health Care Providers & Services-(continued)
Cencora, Inc., 3.45%, 12/15/2027	$3,682,000	$ 3,570,368
Centene Corp., 4.25%, 12/15/2027	11,817,000	11,562,757
Cigna Group (The)
3.40%, 03/01/2027	6,522,000	6,358,322
3.05%, 10/15/2027(b)	2,686,000	2,583,536
CommonSpirit Health, 6.07%, 11/01/2027	2,503,000	2,619,807
CVS Health Corp.
3.63%, 04/01/2027(b)	3,696,000	3,618,793
1.30%, 08/21/2027	11,067,000	10,098,015
Elevance Health, Inc., 3.65%, 12/01/2027(b)	7,873,000	7,704,349
HCA, Inc.
4.50%, 02/15/2027	5,903,000	5,881,473
3.13%, 03/15/2027	4,919,000	4,745,891
Humana, Inc.
1.35%, 02/03/2027(b)	3,394,000	3,144,540
3.95%, 03/15/2027	2,656,000	2,616,462
Icon Investments Six DAC, 5.81%, 05/08/2027(b)	3,690,000	3,785,475
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	2,830,000	2,760,618
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	2,952,000	2,875,499
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	2,464,000	2,430,391
UnitedHealth Group, Inc.
3.45%, 01/15/2027	3,693,000	3,635,556
3.38%, 04/15/2027	3,079,000	3,016,333
4.60%, 04/15/2027	2,466,000	2,495,442
3.70%, 05/15/2027	2,955,000	2,924,877
2.95%, 10/15/2027(b)	4,668,000	4,507,067
		98,786,646
Health Care REITs-0.38%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	2,458,000	2,392,428
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	3,450,000	3,409,928
Welltower OP LLC, 2.70%, 02/15/2027(b)	2,466,000	2,372,754
		8,175,110
Hotels, Restaurants & Leisure-1.59%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	2,464,000	2,419,066
Expedia Group, Inc., 4.63%, 08/01/2027	3,687,000	3,698,246
Hyatt Hotels Corp., 5.75%, 01/30/2027	2,955,000	3,013,829
Las Vegas Sands Corp., 5.90%, 06/01/2027(b)	3,690,000	3,767,595
Marriott International, Inc., 5.00%, 10/15/2027	4,921,000	4,998,971
McDonald’s Corp.
3.50%, 03/01/2027(b)	4,172,000	4,091,597
3.50%, 07/01/2027	4,919,000	4,814,600
Starbucks Corp.
4.85%, 02/08/2027	4,920,000	4,968,626
2.00%, 03/12/2027	2,456,000	2,320,313
		34,092,843
	Principal Amount	Value
Household Durables-0.38%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	$2,435,000	$ 2,226,745
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	2,445,000	2,328,284
Lennar Corp., 4.75%, 11/29/2027	3,596,000	3,628,843
		8,183,872
Household Products-0.73%
Colgate-Palmolive Co., 3.10%, 08/15/2027(b)	2,456,000	2,398,910
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	2,941,000	2,681,594
Procter & Gamble Co. (The)
1.90%, 02/01/2027	4,924,000	4,681,449
2.80%, 03/25/2027	2,459,000	2,386,952
2.85%, 08/11/2027(b)	3,682,000	3,568,533
		15,717,438
Independent Power and Renewable Electricity Producers-0.16%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	3,449,000	3,345,909
Industrial Conglomerates-0.40%
3M Co., 2.88%, 10/15/2027	4,187,000	4,008,092
Honeywell International, Inc., 1.10%, 03/01/2027	4,926,000	4,576,216
		8,584,308
Insurance-1.45%
American National Group, Inc., 5.00%, 06/15/2027	2,461,000	2,459,121
Aon Corp., 8.21%, 01/01/2027(b)	2,460,000	2,643,543
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	2,947,000	2,835,547
Aon North America, Inc., 5.13%, 03/01/2027	2,950,000	3,004,299
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	3,682,000	3,534,113
Brighthouse Financial, Inc., 3.70%, 06/22/2027	3,710,000	3,590,029
CNA Financial Corp., 3.45%, 08/15/2027	2,457,000	2,390,150
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	2,464,000	2,352,144
Progressive Corp. (The)
2.45%, 01/15/2027(b)	2,460,000	2,360,751
2.50%, 03/15/2027(b)	2,460,000	2,355,132
Willis North America, Inc., 4.65%, 06/15/2027	3,688,000	3,695,195
		31,220,024
Interactive Media & Services-0.81%
Alphabet, Inc., 0.80%, 08/15/2027	4,921,000	4,513,121
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	13,073,000	12,880,827
		17,393,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
IT Services-0.82%
International Business Machines Corp.
3.30%, 01/27/2027	$2,463,000	$2,407,396
2.20%, 02/09/2027	3,188,000	3,030,393
1.70%, 05/15/2027(b)	6,150,000	5,739,690
4.15%, 07/27/2027	3,694,000	3,682,046
VeriSign, Inc., 4.75%, 07/15/2027(b)	2,707,000	2,699,260
		17,558,785
Leisure Products-0.11%
Hasbro, Inc., 3.50%, 09/15/2027	2,460,000	2,369,173
Life Sciences Tools & Services-0.26%
Illumina, Inc., 5.75%, 12/13/2027	2,461,000	2,537,660
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	2,951,000	3,005,699
		5,543,359
Machinery-2.66%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	2,462,000	2,326,367
4.50%, 01/08/2027	2,460,000	2,478,858
5.00%, 05/14/2027(b)	4,200,000	4,287,890
3.60%, 08/12/2027(b)	3,437,000	3,392,354
1.10%, 09/14/2027(b)	3,680,000	3,361,582
CNH Industrial N.V., 3.85%, 11/15/2027(b)	2,461,000	2,412,842
Ingersoll Rand, Inc., 5.20%, 06/15/2027	3,450,000	3,511,163
John Deere Capital Corp.
4.50%, 01/08/2027	3,690,000	3,723,626
1.70%, 01/11/2027	2,452,000	2,315,235
4.85%, 03/05/2027	2,713,000	2,755,511
2.35%, 03/08/2027	2,521,000	2,407,764
1.75%, 03/09/2027	2,451,000	2,306,914
4.90%, 06/11/2027(b)	3,450,000	3,513,130
2.80%, 09/08/2027	2,455,000	2,359,717
4.15%, 09/15/2027	4,436,000	4,439,150
Otis Worldwide Corp., 2.29%, 04/05/2027	2,496,000	2,365,954
Parker-Hannifin Corp.
3.25%, 03/01/2027(b)	3,450,000	3,354,938
4.25%, 09/15/2027	5,907,000	5,878,100
		57,191,095
Media-1.07%
Comcast Corp.
2.35%, 01/15/2027(b)	6,881,000	6,581,565
3.30%, 02/01/2027	6,145,400	6,006,334
3.30%, 04/01/2027(b)	3,927,000	3,832,309
5.35%, 11/15/2027	3,691,000	3,809,847
Paramount Global, 2.90%, 01/15/2027(b)	2,880,000	2,732,947
		22,963,002
Metals & Mining-0.40%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	5,905,000	6,229,472
Nucor Corp., 4.30%, 05/23/2027(b)	2,466,000	2,465,505
		8,694,977
Multi-Utilities-1.04%
Ameren Corp., 1.95%, 03/15/2027	2,458,000	2,304,364
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co., 4.95%, 07/01/2027	$5,700,000	$ 5,762,910
NiSource, Inc., 3.49%, 05/15/2027	5,025,000	4,896,468
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	3,442,000	3,577,722
Sempra, 3.25%, 06/15/2027(b)	3,680,000	3,559,443
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,463,000	2,244,832
		22,345,739
Office REITs-0.18%
Boston Properties L.P., 6.75%, 12/01/2027	3,694,000	3,862,317
Oil, Gas & Consumable Fuels-6.13%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	2,459,000	2,449,104
BP Capital Markets America, Inc.
3.54%, 04/06/2027	2,452,000	2,407,493
5.02%, 11/17/2027	3,689,000	3,770,223
BP Capital Markets PLC, 3.28%, 09/19/2027(b)	7,376,000	7,181,708
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	6,149,000	6,031,937
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	5,910,000	5,970,809
Chevron Corp., 2.00%, 05/11/2027(b)	4,927,000	4,668,288
Chevron USA, Inc., 1.02%, 08/12/2027	3,693,000	3,380,453
Coterra Energy, Inc., 3.90%, 05/15/2027	3,370,000	3,303,886
DCP Midstream Operating L.P., 5.63%, 07/15/2027	2,466,000	2,531,845
Diamondback Energy, Inc., 5.20%, 04/18/2027	4,190,000	4,261,394
Enbridge, Inc. (Canada)
5.25%, 04/05/2027(b)	3,688,000	3,757,954
3.70%, 07/15/2027	3,436,000	3,363,037
Energy Transfer L.P.
4.40%, 03/15/2027	3,449,000	3,433,269
4.20%, 04/15/2027	2,949,000	2,920,080
4.00%, 10/01/2027	3,680,000	3,614,293
Enterprise Products Operating LLC
4.60%, 01/11/2027	4,920,000	4,961,049
3.95%, 02/15/2027(b)	2,836,000	2,815,558
EQT Corp., 3.90%, 10/01/2027	5,750,000	5,622,017
Equinor ASA (Norway), 3.00%, 04/06/2027	2,460,000	2,385,290
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	4,920,000	4,850,291
Hess Corp., 4.30%, 04/01/2027(b)	4,925,000	4,892,453
Marathon Oil Corp., 4.40%, 07/15/2027	4,925,000	4,907,599
MPLX L.P., 4.13%, 03/01/2027	6,254,000	6,186,508
Occidental Petroleum Corp., 8.50%, 07/15/2027	2,405,000	2,618,583
ONEOK, Inc., 4.00%, 07/13/2027	2,450,000	2,419,482
Phillips 66 Co., 4.95%, 12/01/2027	3,692,000	3,750,691
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	7,461,000	7,513,258
Targa Resources Corp., 5.20%, 07/01/2027(b)	3,694,000	3,749,410
TC PipeLines L.P., 3.90%, 05/25/2027	2,461,000	2,407,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 2.15%, 09/15/2027(b)	$2,779,000	$ 2,602,255
Williams Cos., Inc. (The), 3.75%, 06/15/2027	7,132,000	6,986,140
		131,713,482
Passenger Airlines-0.40%
Southwest Airlines Co., 5.13%, 06/15/2027	8,505,000	8,579,165
Personal Care Products-0.50%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	2,455,000	2,388,602
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027(b)	4,920,000	4,762,970
4.25%, 08/12/2027(b)	3,650,000	3,664,611
		10,816,183
Pharmaceuticals-3.70%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	6,156,000	6,241,324
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	3,680,000	3,579,438
Bristol-Myers Squibb Co.
4.90%, 02/22/2027(b)	4,926,000	5,005,595
3.25%, 02/27/2027	2,515,000	2,457,925
1.13%, 11/13/2027(b)	4,927,000	4,483,821
Eli Lilly and Co.
4.50%, 02/09/2027	4,920,000	4,964,991
3.10%, 05/15/2027	1,973,000	1,924,751
4.15%, 08/14/2027	800,000	802,202
Haleon US Capital LLC, 3.38%, 03/24/2027(b)	9,680,000	9,445,952
Johnson & Johnson
2.95%, 03/03/2027(b)	4,921,000	4,806,875
0.95%, 09/01/2027(b)	7,382,000	6,770,483
Merck & Co., Inc., 1.70%, 06/10/2027(b)	7,374,000	6,911,580
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027(b)	6,153,000	5,852,688
3.10%, 05/17/2027	4,927,000	4,806,397
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	4,922,000	4,541,818
Viatris, Inc., 2.30%, 06/22/2027	3,675,000	3,436,109
Zoetis, Inc., 3.00%, 09/12/2027(b)	3,678,000	3,531,831
		79,563,780
Professional Services-0.18%
Equifax, Inc., 5.10%, 12/15/2027(b)	3,692,000	3,758,385
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	2,946,000	2,881,788
Retail REITs-0.84%
Realty Income Corp.
3.00%, 01/15/2027	2,957,000	2,854,312
3.95%, 08/15/2027(b)	2,918,000	2,878,981
Regency Centers L.P., 3.60%, 02/01/2027	2,581,000	2,524,986
	Principal Amount	Value
Retail REITs-(continued)
Simon Property Group L.P.
1.38%, 01/15/2027	$2,694,000	$2,509,157
3.38%, 06/15/2027	3,678,000	3,595,883
3.38%, 12/01/2027	3,695,000	3,584,688
		17,948,007
Semiconductors & Semiconductor Equipment-2.86%
Applied Materials, Inc., 3.30%, 04/01/2027	5,903,000	5,771,533
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	14,370,000	14,174,718
Broadcom, Inc., 5.05%, 07/12/2027	6,150,000	6,245,194
Intel Corp.
3.75%, 03/25/2027	4,928,000	4,797,549
3.15%, 05/11/2027(b)	4,926,000	4,718,048
3.75%, 08/05/2027	6,389,000	6,205,186
Micron Technology, Inc., 4.19%, 02/15/2027(b)	4,417,000	4,373,933
QUALCOMM, Inc., 3.25%, 05/20/2027	9,836,000	9,596,015
Texas Instruments, Inc.
4.60%, 02/08/2027(b)	3,200,000	3,234,717
2.90%, 11/03/2027(b)	2,451,000	2,362,170
		61,479,063
Software-3.29%
Adobe, Inc.
2.15%, 02/01/2027	4,190,000	3,998,404
4.85%, 04/04/2027	2,463,000	2,503,642
Autodesk, Inc., 3.50%, 06/15/2027	2,458,000	2,399,873
Intuit, Inc., 1.35%, 07/15/2027(b)	2,466,000	2,281,597
Microsoft Corp., 3.30%, 02/06/2027	19,695,000	19,393,285
Oracle Corp.
2.80%, 04/01/2027	11,082,000	10,652,949
3.25%, 11/15/2027	13,528,000	13,074,050
Roper Technologies, Inc., 1.40%, 09/15/2027	3,433,000	3,143,278
VMware LLC
4.65%, 05/15/2027	2,462,000	2,467,221
3.90%, 08/21/2027	6,149,000	6,044,678
Workday, Inc., 3.50%, 04/01/2027	4,926,000	4,820,376
		70,779,353
Specialized REITs-1.09%
American Tower Corp.
2.75%, 01/15/2027(b)	3,678,000	3,521,031
3.65%, 03/15/2027	3,188,000	3,115,320
3.55%, 07/15/2027(b)	3,680,000	3,573,459
Crown Castle, Inc.
4.00%, 03/01/2027	2,460,000	2,424,861
2.90%, 03/15/2027(b)	3,695,000	3,543,516
3.65%, 09/01/2027	4,921,000	4,785,562
Public Storage Operating Co., 3.09%, 09/15/2027	2,499,000	2,411,987
		23,375,736
Specialty Retail-1.59%
AutoZone, Inc., 3.75%, 06/01/2027(b)	2,938,000	2,884,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	$3,681,000	$3,532,852
2.88%, 04/15/2027	3,681,000	3,568,284
4.88%, 06/25/2027	4,920,000	5,016,229
2.80%, 09/14/2027(b)	4,919,000	4,733,830
Lowe’s Cos., Inc.
3.35%, 04/01/2027	3,690,000	3,599,431
3.10%, 05/03/2027	7,378,000	7,135,769
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	3,678,000	3,593,283
		34,064,037
Technology Hardware, Storage & Peripherals-2.19%
Apple, Inc.
3.35%, 02/09/2027(b)	11,070,000	10,901,850
3.20%, 05/11/2027	9,836,000	9,639,014
3.00%, 06/20/2027(b)	4,927,000	4,803,734
2.90%, 09/12/2027	9,833,000	9,527,209
3.00%, 11/13/2027(b)	7,373,000	7,173,270
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	2,460,000	2,477,051
NetApp, Inc., 2.38%, 06/22/2027	2,695,000	2,549,021
		47,071,149
Textiles, Apparel & Luxury Goods-0.33%
NIKE, Inc., 2.75%, 03/27/2027(b)	4,922,000	4,755,326
VF Corp., 2.80%, 04/23/2027	2,454,000	2,298,595
		7,053,921
Tobacco-0.84%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	4,432,000	4,446,642
Philip Morris International, Inc.
4.75%, 02/12/2027	3,690,000	3,724,128
3.13%, 08/17/2027(b)	2,425,000	2,361,029
5.13%, 11/17/2027	7,381,000	7,547,687
		18,079,486
Trading Companies & Distributors-0.55%
Air Lease Corp.
2.20%, 01/15/2027	3,694,000	3,493,420
3.63%, 04/01/2027(b)	2,456,000	2,381,729
3.63%, 12/01/2027(b)	2,448,000	2,373,971
5.85%, 12/15/2027(b)	3,442,000	3,566,436
		11,815,556
	Principal Amount	Value
Water Utilities-0.25%
American Water Capital Corp., 2.95%, 09/01/2027(b)	$2,944,000	$ 2,836,135
Essential Utilities, Inc., 4.80%, 08/15/2027	2,430,000	2,446,801
		5,282,936
Wireless Telecommunication Services-0.41%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	6,465,000	6,255,405
T-Mobile USA, Inc., 5.38%, 04/15/2027	2,585,000	2,596,226
		8,851,631
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,121,287,456)		2,125,693,439
	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $772,736)	772,736	772,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $2,122,060,192)		2,126,466,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.42%
Invesco Private Government Fund, 5.28%(c)(d)(e)	113,845,544	113,845,544
Invesco Private Prime Fund, 5.46%(c)(d)(e)	303,261,309	303,382,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $417,205,444)		417,228,158
TOTAL INVESTMENTS IN SECURITIES-118.41% (Cost $2,539,265,636)		2,543,694,333
OTHER ASSETS LESS LIABILITIES-(18.41)%		(395,441,512)
NET ASSETS-100.00%		$2,148,252,821

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,994	$67,265,424	$(66,546,682)	$-	$-	$772,736	$167,615
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,041,712	422,026,212	(366,222,380)	-	-	113,845,544	3,914,204*
Invesco Private Prime Fund	149,226,869	977,458,304	(823,351,839)	19,409	29,871	303,382,614	10,506,923*
Total	$207,322,575	$1,466,749,940	$(1,256,120,901)	$19,409	$29,871	$418,000,894	$14,588,742

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-2.78%
Boeing Co. (The), 3.25%, 02/01/2028	$6,128,000	$ 5,775,310
General Dynamics Corp., 3.75%, 05/15/2028(b)	5,570,000	5,492,560
HEICO Corp., 5.25%, 08/01/2028(b)	3,340,000	3,425,372
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028(b)	3,328,000	3,021,462
L3Harris Technologies, Inc., 4.40%, 06/15/2028(b)	4,741,000	4,722,331
Lockheed Martin Corp., 4.45%, 05/15/2028	2,789,000	2,816,303
Northrop Grumman Corp., 3.25%, 01/15/2028	11,151,000	10,762,065
RTX Corp., 4.13%, 11/16/2028	16,718,000	16,510,254
		52,525,657
Air Freight & Logistics-0.32%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	3,348,000	3,314,589
FedEx Corp., 3.40%, 02/15/2028(b)	2,757,000	2,670,417
		5,985,006
Automobiles-3.51%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	2,754,000	2,784,832
3.50%, 02/15/2028	2,783,000	2,702,917
2.00%, 03/24/2028(b)	4,180,000	3,855,201
5.13%, 07/07/2028	4,463,000	4,581,511
5.65%, 11/15/2028	4,460,000	4,683,151
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	4,184,000	3,873,106
6.80%, 05/12/2028	8,358,000	8,771,548
6.80%, 11/07/2028	8,365,000	8,819,688
General Motors Co., 5.00%, 10/01/2028	4,182,000	4,237,742
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028	2,758,000	2,842,752
3.67%, 07/20/2028	2,790,000	2,747,086
Toyota Motor Credit Corp.
3.05%, 01/11/2028(b)	2,790,000	2,683,456
4.63%, 01/12/2028(b)	5,530,000	5,590,204
1.90%, 04/06/2028(b)	4,160,000	3,837,398
5.25%, 09/11/2028	4,151,000	4,289,123
		66,299,715
Banks-12.90%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	6,896,000	6,809,041
5.59%, 08/08/2028(b)	8,250,000	8,534,639
6.61%, 11/07/2028(b)	6,970,000	7,509,710
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	6,694,000	6,853,767
5.72%, 09/25/2028(b)	5,550,000	5,797,133
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	4,181,000	4,302,650
Barclays PLC (United Kingdom), 4.84%, 05/09/2028(b)	11,145,000	11,057,098
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	$5,501,000	$5,600,482
5.99%, 10/03/2028(b)	3,885,000	4,093,891
Citibank N.A., 5.80%, 09/29/2028(b)	13,750,000	14,433,596
Citigroup, Inc., 4.13%, 07/25/2028	11,706,000	11,516,558
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	4,062,000	3,983,356
KeyCorp, 4.10%, 04/30/2028(b)	4,184,000	4,081,033
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028(b)	8,361,000	8,299,302
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	6,603,000	6,561,947
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	7,248,000	7,154,322
4.05%, 09/11/2028(b)	5,574,000	5,509,016
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	7,150,000	7,041,873
National Bank of Canada (Canada), 5.60%, 12/18/2028	5,500,000	5,716,679
PNC Bank N.A.
3.25%, 01/22/2028	3,837,000	3,685,216
4.05%, 07/26/2028	6,969,000	6,859,139
Regions Financial Corp., 1.80%, 08/12/2028(b)	3,575,000	3,197,957
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	4,180,000	4,253,323
5.20%, 08/01/2028(b)	5,571,000	5,751,072
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	10,595,000	10,917,500
3.54%, 01/17/2028	4,177,000	4,047,745
5.80%, 07/13/2028	4,180,000	4,374,727
3.94%, 07/19/2028(b)	4,184,000	4,114,217
5.72%, 09/14/2028(b)	6,130,000	6,389,406
1.90%, 09/17/2028(b)	11,150,000	10,068,289
Synovus Bank, 5.63%, 02/15/2028	2,786,000	2,778,591
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028(b)	6,966,000	7,114,294
5.52%, 07/17/2028(b)	6,968,000	7,222,355
U.S. Bancorp, 3.90%, 04/26/2028(b)	4,719,000	4,640,396
UBS AG (Switzerland)
7.50%, 02/15/2028	13,934,000	15,214,764
5.65%, 09/11/2028	8,248,000	8,582,416
		244,067,500
Beverages-1.78%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	9,097,000	9,040,588
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	4,150,000	3,806,506
1.00%, 03/15/2028(b)	7,250,000	6,550,861
Constellation Brands, Inc., 3.60%, 02/15/2028	3,855,000	3,737,212
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	2,790,000	2,746,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
3.60%, 02/18/2028	$4,163,000	$4,097,138
4.45%, 05/15/2028(b)	3,624,000	3,675,960
		33,654,872
Biotechnology-1.45%
Amgen, Inc.
5.15%, 03/02/2028	20,903,000	21,355,079
1.65%, 08/15/2028	6,844,000	6,165,553
		27,520,632
Broadline Retail-0.61%
Amazon.com, Inc., 1.65%, 05/12/2028	12,543,000	11,515,939
Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	2,790,000	2,881,546
Masco Corp., 1.50%, 02/15/2028	3,340,000	3,011,636
		5,893,182
Capital Markets-4.63%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	3,340,000	3,512,526
Ares Capital Corp., 2.88%, 06/15/2028(b)	6,931,000	6,334,135
Ares Management Corp., 6.38%, 11/10/2028	2,786,000	2,974,448
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	4,125,000	4,000,431
3.85%, 04/28/2028	5,014,000	4,956,663
1.65%, 07/14/2028	2,606,000	2,372,094
3.00%, 10/30/2028	2,790,000	2,640,696
Blackstone Secured Lending Fund, 2.85%, 09/30/2028(b)	3,519,000	3,188,799
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	3,513,000	3,748,871
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028(b)	5,762,000	5,630,910
Charles Schwab Corp. (The)
3.20%, 01/25/2028	3,901,000	3,749,567
2.00%, 03/20/2028(b)	6,911,000	6,369,446
CME Group, Inc., 3.75%, 06/15/2028(b)	2,749,000	2,715,292
FS KKR Capital Corp., 3.13%, 10/12/2028	4,185,000	3,756,284
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	5,574,000	5,774,131
Nasdaq, Inc., 5.35%, 06/28/2028(b)	5,578,000	5,764,741
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	3,063,000	3,159,624
6.07%, 07/12/2028	4,950,000	5,165,074
2.17%, 07/14/2028	5,575,000	5,058,331
Northern Trust Corp., 3.65%, 08/03/2028(b)	2,789,000	2,745,918
S&P Global, Inc., 4.75%, 08/01/2028	3,883,000	3,941,741
		87,559,722
Chemicals-0.92%
Celanese US Holdings LLC, 6.35%, 11/15/2028	5,573,000	5,866,014
Ecolab, Inc., 5.25%, 01/15/2028	2,748,000	2,839,763
	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	$4,181,000	$ 4,238,587
PPG Industries, Inc., 3.75%, 03/15/2028(b)	4,463,000	4,367,705
		17,312,069
Commercial Services & Supplies-0.37%
Republic Services, Inc., 3.95%, 05/15/2028(b)	4,457,000	4,401,391
Waste Management, Inc., 1.15%, 03/15/2028(b)	2,792,000	2,512,950
		6,914,341
Communications Equipment-0.20%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	3,847,000	3,860,208
Consumer Finance-2.11%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	4,162,000	3,734,252
Capital One Financial Corp., 3.80%, 01/31/2028	7,736,000	7,507,836
Discover Bank, 4.65%, 09/13/2028	5,015,000	4,999,628
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	5,575,000	5,790,770
2.40%, 04/10/2028	5,500,000	5,069,541
5.80%, 06/23/2028	7,510,000	7,761,181
2.40%, 10/15/2028(b)	5,572,000	5,069,818
		39,933,026
Consumer Staples Distribution & Retail-1.64%
Dollar General Corp.
4.13%, 05/01/2028	2,785,000	2,719,641
5.20%, 07/05/2028(b)	2,788,000	2,811,934
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	6,971,000	6,844,113
Walmart, Inc.
3.90%, 04/15/2028	4,177,000	4,168,459
3.70%, 06/26/2028(b)	8,250,000	8,209,673
1.50%, 09/22/2028(b)	6,969,000	6,353,179
		31,106,999
Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028	3,245,000	3,183,559
Distributors-0.24%
LKQ Corp., 5.75%, 06/15/2028(b)	4,400,000	4,532,786
Diversified REITs-0.97%
CubeSmart L.P., 2.25%, 12/15/2028(b)	3,029,000	2,752,091
Digital Realty Trust L.P.
5.55%, 01/15/2028	4,950,000	5,064,392
4.45%, 07/15/2028	3,619,000	3,596,542
VICI Properties L.P., 4.75%, 02/15/2028	6,967,000	6,946,098
		18,359,123
Diversified Telecommunication Services-1.36%
AT&T, Inc., 1.65%, 02/01/2028	12,545,000	11,439,963
Verizon Communications, Inc., 2.10%, 03/22/2028	15,506,000	14,363,142
		25,803,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Electric Utilities-6.38%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028(b)	$3,331,000	$ 3,214,783
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(b)	2,770,000	2,843,555
Commonwealth Edison Co., 3.70%, 08/15/2028	3,047,000	2,975,940
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	4,180,000	4,333,375
Duke Energy Corp., 4.30%, 03/15/2028	5,013,000	4,986,181
Duke Energy Florida LLC, 3.80%, 07/15/2028	3,347,000	3,298,655
Duke Energy Progress LLC, 3.70%, 09/01/2028(b)	2,776,000	2,715,668
Edison International
4.13%, 03/15/2028	3,062,000	3,002,033
5.25%, 11/15/2028	3,343,000	3,404,111
Entergy Corp., 1.90%, 06/15/2028	3,627,000	3,297,595
Eversource Energy, 5.45%, 03/01/2028	7,245,000	7,429,071
Exelon Corp., 5.15%, 03/15/2028(b)	5,579,000	5,696,911
Florida Power & Light Co.
5.05%, 04/01/2028	5,570,000	5,706,345
4.40%, 05/15/2028	4,185,000	4,210,715
Georgia Power Co., 4.65%, 05/16/2028	4,183,000	4,227,159
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	3,848,000	3,736,396
4.80%, 03/15/2028(b)	3,308,000	3,353,006
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	6,964,000	7,055,488
1.90%, 06/15/2028	8,358,000	7,618,974
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028(b)	3,303,000	3,295,036
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	4,398,000	4,128,730
3.75%, 07/01/2028	4,879,000	4,699,269
San Diego Gas & Electric Co., 4.95%, 08/15/2028(b)	3,304,000	3,371,706
Southern California Edison Co.
5.30%, 03/01/2028	4,183,000	4,291,292
5.65%, 10/01/2028	3,070,000	3,205,089
Southern Co. (The), 4.85%, 06/15/2028(b)	4,185,000	4,247,759
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	3,201,000	3,142,419
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	3,848,000	3,771,412
Xcel Energy, Inc., 4.00%, 06/15/2028	3,514,000	3,443,414
		120,702,087
Electrical Equipment-0.65%
Emerson Electric Co., 2.00%, 12/21/2028(b)	5,573,000	5,091,008
Regal Rexnord Corp., 6.05%, 04/15/2028	6,960,000	7,194,858
		12,285,866
Electronic Equipment, Instruments & Components-1.41%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	2,761,000	2,678,269
Avnet, Inc., 6.25%, 03/15/2028	2,775,000	2,898,123
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	$2,749,000	$ 2,578,660
Eaton Corp., 4.35%, 05/18/2028(b)	2,790,000	2,812,097
Jabil, Inc., 3.95%, 01/12/2028(b)	2,792,000	2,713,868
TD SYNNEX Corp., 2.38%, 08/09/2028(b)	3,328,000	3,039,670
Teledyne Technologies, Inc., 2.25%, 04/01/2028(b)	3,854,000	3,565,181
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	3,062,000	2,996,647
Trimble, Inc., 4.90%, 06/15/2028	3,305,000	3,326,308
		26,608,823
Energy Equipment & Services-0.28%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	2,691,000	2,596,413
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	2,764,000	2,778,343
		5,374,756
Entertainment-1.10%
Netflix, Inc., 5.88%, 11/15/2028(b)	10,502,000	11,118,723
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028(b)	4,456,000	4,517,817
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	5,571,000	5,231,745
		20,868,285
Financial Services-3.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	3,026,000	2,948,431
5.75%, 06/06/2028(b)	5,570,000	5,762,654
3.00%, 10/29/2028	20,901,000	19,555,740
Block Financial LLC, 2.50%, 07/15/2028	2,788,000	2,562,560
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	4,151,000	3,759,644
Fiserv, Inc.
5.45%, 03/02/2028	4,952,000	5,104,735
5.38%, 08/21/2028	3,879,000	4,003,693
LPL Holdings, Inc., 6.75%, 11/17/2028(b)	4,160,000	4,438,224
Mastercard, Inc.
3.50%, 02/26/2028	2,775,000	2,716,925
4.88%, 03/09/2028(b)	4,132,000	4,246,124
MGIC Investment Corp., 5.25%, 08/15/2028	3,623,000	3,609,249
		58,707,979
Food Products-1.86%
Campbell Soup Co., 4.15%, 03/15/2028(b)	5,547,000	5,500,316
General Mills, Inc.
4.20%, 04/17/2028(b)	7,805,000	7,760,204
5.50%, 10/17/2028	2,791,000	2,902,639
Hormel Foods Corp., 1.70%, 06/03/2028(b)	4,181,000	3,823,270
J.M. Smucker Co. (The), 5.90%, 11/15/2028(b)	4,183,000	4,418,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Food Products-(continued)
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.13%, 02/01/2028	$4,876,000	$ 4,903,759
Kellanova, 4.30%, 05/15/2028	3,343,000	3,332,657
Mondelez International, Inc., 4.13%, 05/07/2028	2,542,000	2,522,317
		35,163,704
Gas Utilities-0.27%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	4,948,000	5,056,253
Ground Transportation-1.03%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	2,791,000	2,750,187
CSX Corp., 3.80%, 03/01/2028(b)	4,437,000	4,369,407
Ryder System, Inc.
5.65%, 03/01/2028	2,792,000	2,882,625
5.25%, 06/01/2028	3,628,000	3,704,653
Union Pacific Corp., 3.95%, 09/10/2028(b)	5,881,000	5,835,854
		19,542,726
Health Care Equipment & Supplies-1.72%
Abbott Laboratories, 1.15%, 01/30/2028(b)	3,577,000	3,253,735
Baxter International, Inc., 2.27%, 12/01/2028(b)	6,960,000	6,348,875
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	4,455,000	4,481,535
Edwards Lifesciences Corp., 4.30%, 06/15/2028	3,332,000	3,293,698
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	5,546,000	5,553,673
Stryker Corp.
3.65%, 03/07/2028	3,345,000	3,266,031
4.85%, 12/08/2028	3,313,000	3,373,280
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028(b)	2,790,000	2,876,482
		32,447,309
Health Care Providers & Services-5.25%
Centene Corp., 2.45%, 07/15/2028	12,817,000	11,737,164
Cigna Group (The), 4.38%, 10/15/2028	21,169,000	21,057,707
CVS Health Corp., 4.30%, 03/25/2028	27,873,000	27,544,825
Elevance Health, Inc., 4.10%, 03/01/2028(b)	6,875,000	6,801,826
HCA, Inc.
5.20%, 06/01/2028(b)	5,576,000	5,675,514
5.63%, 09/01/2028(b)	8,321,000	8,583,711
Humana, Inc.
5.75%, 03/01/2028	2,752,000	2,853,942
5.75%, 12/01/2028(b)	2,785,000	2,910,190
UnitedHealth Group, Inc.
5.25%, 02/15/2028	5,550,000	5,754,348
3.85%, 06/15/2028(b)	6,383,000	6,304,140
		99,223,367
Health Care REITs-0.69%
Healthpeak OP LLC, 2.13%, 12/01/2028	2,790,000	2,526,973
	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	$3,044,000	$ 3,019,083
Ventas Realty L.P., 4.00%, 03/01/2028	3,580,000	3,505,895
Welltower OP LLC, 4.25%, 04/15/2028	4,133,000	4,088,037
		13,139,988
Hotels, Restaurants & Leisure-1.52%
Booking Holdings, Inc., 3.55%, 03/15/2028	2,792,000	2,720,330
Expedia Group, Inc., 3.80%, 02/15/2028(b)	5,571,000	5,421,303
Marriott International, Inc., 5.55%, 10/15/2028(b)	3,858,000	4,003,547
McDonald’s Corp.
3.80%, 04/01/2028(b)	5,853,000	5,763,020
4.80%, 08/14/2028	3,342,000	3,403,807
Starbucks Corp.
3.50%, 03/01/2028(b)	3,347,000	3,255,640
4.00%, 11/15/2028(b)	4,183,000	4,132,094
		28,699,741
Household Durables-0.18%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	3,340,000	3,496,225
Household Products-0.47%
Clorox Co. (The), 3.90%, 05/15/2028(b)	2,783,000	2,727,848
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	2,757,000	2,807,417
Procter & Gamble Co. (The), 3.95%, 01/26/2028	3,346,000	3,338,139
		8,873,404
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The), 5.45%, 06/01/2028(b)	5,019,000	5,113,611
Industrial Conglomerates-0.32%
3M Co., 3.63%, 09/14/2028(b)	3,349,000	3,260,474
Honeywell International, Inc., 4.95%, 02/15/2028	2,790,000	2,874,846
		6,135,320
Industrial REITs-0.23%
Prologis L.P., 4.88%, 06/15/2028(b)	4,185,000	4,260,463
Insurance-0.32%
Lincoln National Corp., 3.80%, 03/01/2028	2,778,000	2,703,078
Willis North America, Inc., 4.50%, 09/15/2028(b)	3,325,000	3,310,333
		6,013,411
Interactive Media & Services-0.45%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	8,294,000	8,441,942
IT Services-0.47%
DXC Technology Co., 2.38%, 09/15/2028	3,603,000	3,233,612
International Business Machines Corp., 4.50%, 02/06/2028(b)	5,600,000	5,643,263
		8,876,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028(b)	$2,777,000	$ 2,500,304
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	3,905,000	3,555,810
		6,056,114
Machinery-2.17%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	3,345,000	3,339,793
Ingersoll Rand, Inc., 5.40%, 08/14/2028(b)	2,790,000	2,875,986
John Deere Capital Corp.
4.75%, 01/20/2028(b)	6,136,000	6,236,054
4.90%, 03/03/2028	3,628,000	3,712,681
1.50%, 03/06/2028	2,758,000	2,512,794
4.95%, 07/14/2028	8,359,000	8,577,819
Otis Worldwide Corp., 5.25%, 08/16/2028	4,178,000	4,300,652
Wabtec Corp., 4.70%, 09/15/2028	6,868,000	6,890,417
Xylem, Inc., 1.95%, 01/30/2028	2,783,000	2,567,553
		41,013,749
Marine Transportation-0.14%
Kirby Corp., 4.20%, 03/01/2028	2,786,000	2,738,493
Media-2.01%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028(b)	5,578,000	5,337,284
4.20%, 03/15/2028	6,964,000	6,741,611
Comcast Corp.
3.15%, 02/15/2028(b)	9,195,000	8,852,186
3.55%, 05/01/2028	5,571,000	5,427,325
Discovery Communications LLC, 3.95%, 03/20/2028	9,480,000	8,976,075
Paramount Global, 3.38%, 02/15/2028	2,818,000	2,635,050
		37,969,531
Metals & Mining-0.41%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,708,000	2,661,007
4.38%, 08/01/2028	2,419,000	2,390,394
Nucor Corp., 3.95%, 05/01/2028(b)	2,790,000	2,758,911
		7,810,312
Multi-Utilities-1.53%
DTE Electric Co., Series A, 1.90%, 04/01/2028	3,209,000	2,953,703
DTE Energy Co., 4.88%, 06/01/2028(b)	4,461,000	4,511,662
National Grid PLC (United Kingdom), 5.60%, 06/12/2028(b)	3,899,000	4,033,894
NiSource, Inc., 5.25%, 03/30/2028	5,849,000	5,981,481
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	3,347,000	3,502,605
Sempra, 3.40%, 02/01/2028(b)	5,574,000	5,375,706
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	2,792,000	2,548,791
		28,907,842
	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.80%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	$4,461,000	$ 4,349,876
Chevron USA, Inc., 3.85%, 01/15/2028	3,336,000	3,314,401
Continental Resources, Inc., 4.38%, 01/15/2028	5,574,000	5,470,483
Enbridge, Inc. (Canada), 6.00%, 11/15/2028(b)	4,185,000	4,420,932
Energy Transfer L.P.
5.55%, 02/15/2028	5,578,000	5,735,852
4.95%, 05/15/2028	4,463,000	4,502,472
4.95%, 06/15/2028	5,571,000	5,630,431
6.10%, 12/01/2028	2,785,000	2,942,770
EQM Midstream Partners L.P., 5.50%, 07/15/2028	4,740,000	4,775,450
EQT Corp., 5.70%, 04/01/2028	2,788,000	2,865,777
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	5,550,000	5,432,133
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	6,971,000	6,936,548
MPLX L.P., 4.00%, 03/15/2028	6,969,000	6,834,046
Occidental Petroleum Corp., 6.38%, 09/01/2028	3,206,000	3,365,236
ONEOK, Inc.
4.55%, 07/15/2028	4,399,000	4,392,374
5.65%, 11/01/2028(b)	4,132,000	4,293,586
Ovintiv, Inc., 5.65%, 05/15/2028(b)	3,897,000	4,011,760
Phillips 66, 3.90%, 03/15/2028	4,400,000	4,315,368
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	7,526,000	7,431,395
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	7,799,000	7,717,720
Valero Energy Corp., 4.35%, 06/01/2028(b)	3,291,000	3,263,844
Valero Energy Partners L.P., 4.50%, 03/15/2028	2,541,000	2,530,228
Williams Cos., Inc. (The), 5.30%, 08/15/2028	5,020,000	5,156,465
		109,689,147
Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028	2,264,000	2,204,057
Personal Care Products-1.09%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	3,901,000	3,919,074
Kenvue, Inc., 5.05%, 03/22/2028(b)	5,570,000	5,725,744
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	7,146,000	6,977,379
4.88%, 09/08/2028	3,840,000	3,932,055
		20,554,252
Pharmaceuticals-3.68%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	6,129,000	6,260,376
1.75%, 05/28/2028(b)	6,983,000	6,397,910
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	8,088,000	7,989,576
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	9,751,000	9,630,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson, 2.90%, 01/15/2028(b)	$8,317,000	$ 8,046,422
Merck & Co., Inc.
4.05%, 05/17/2028(b)	2,785,000	2,787,244
1.90%, 12/10/2028(b)	5,755,000	5,248,565
Pfizer, Inc., 3.60%, 09/15/2028(b)	5,497,000	5,382,735
Sanofi S.A., 3.63%, 06/19/2028	5,481,000	5,409,884
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	9,625,000	9,810,924
Zoetis, Inc., 3.90%, 08/20/2028	2,760,000	2,711,660
		69,676,136
Professional Services-0.91%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	5,463,000	5,022,596
Concentrix Corp., 6.60%, 08/02/2028(b)	4,462,000	4,679,698
Equifax, Inc., 5.10%, 06/01/2028(b)	3,855,000	3,921,246
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	3,340,000	3,533,181
		17,156,721
Real Estate Management & Development-0.20%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	3,340,000	3,694,684
Residential REITs-0.45%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	2,792,000	2,745,094
ERP Operating L.P., 3.50%, 03/01/2028	2,791,000	2,707,289
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	3,341,000	3,035,120
		8,487,503
Retail REITs-0.54%
Realty Income Corp.
3.40%, 01/15/2028(b)	3,329,000	3,215,304
3.65%, 01/15/2028(b)	3,027,000	2,945,340
Simon Property Group L.P., 1.75%, 02/01/2028	4,459,000	4,089,450
		10,250,094
Semiconductors & Semiconductor Equipment-2.13%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	4,183,000	3,799,244
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	4,332,000	4,193,483
Intel Corp.
4.88%, 02/10/2028(b)	9,755,000	9,750,163
1.60%, 08/12/2028	5,579,000	4,926,876
Marvell Technology, Inc., 2.45%, 04/15/2028	4,158,000	3,844,540
Micron Technology, Inc., 5.38%, 04/15/2028	3,331,000	3,406,515
NVIDIA Corp., 1.55%, 06/15/2028(b)	6,972,000	6,384,311
Texas Instruments, Inc., 4.60%, 02/15/2028	3,898,000	3,955,926
		40,261,058
Software-2.13%
Intuit, Inc., 5.13%, 09/15/2028(b)	4,178,000	4,318,367
	Principal Amount	Value
Software-(continued)
Oracle Corp.
2.30%, 03/25/2028	$11,151,000	$10,351,296
4.50%, 05/06/2028(b)	4,178,000	4,199,966
Roper Technologies, Inc., 4.20%, 09/15/2028	4,400,000	4,361,722
Salesforce, Inc.
3.70%, 04/11/2028(b)	8,365,000	8,241,813
1.50%, 07/15/2028(b)	5,578,000	5,057,885
VMware LLC, 1.80%, 08/15/2028	4,117,000	3,711,890
		40,242,939
Specialized REITs-2.56%
American Tower Corp.
3.60%, 01/15/2028	3,900,000	3,772,709
1.50%, 01/31/2028	3,627,000	3,271,000
5.50%, 03/15/2028(b)	3,904,000	4,012,029
5.25%, 07/15/2028(b)	3,591,000	3,668,582
5.80%, 11/15/2028(b)	4,184,000	4,377,782
Crown Castle, Inc.
5.00%, 01/11/2028	5,570,000	5,622,045
3.80%, 02/15/2028(b)	5,533,000	5,379,049
4.80%, 09/01/2028	3,303,000	3,320,091
Equinix, Inc., 1.55%, 03/15/2028	3,605,000	3,251,360
Extra Space Storage L.P., 5.70%, 04/01/2028	2,769,000	2,859,923
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	2,790,000	2,851,154
Public Storage Operating Co.
1.85%, 05/01/2028(b)	3,596,000	3,284,880
1.95%, 11/09/2028	3,031,000	2,752,702
		48,423,306
Specialty Retail-1.66%
AutoZone, Inc., 6.25%, 11/01/2028(b)	2,758,000	2,933,985
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	5,577,000	5,719,061
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	2,783,000	2,495,993
1.50%, 09/15/2028	5,543,000	5,008,648
Lowe’s Cos., Inc.
1.30%, 04/15/2028	5,506,000	4,946,815
1.70%, 09/15/2028(b)	5,573,000	5,016,735
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	2,771,000	2,759,842
TJX Cos., Inc. (The), 1.15%, 05/15/2028	2,783,000	2,496,980
		31,378,059
Technology Hardware, Storage & Peripherals-2.16%
Apple, Inc.
1.20%, 02/08/2028	13,936,000	12,716,022
4.00%, 05/10/2028(b)	8,365,000	8,395,899
1.40%, 08/05/2028(b)	12,819,000	11,648,626
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	3,050,000	3,121,460
HP, Inc., 4.75%, 01/15/2028(b)	4,995,000	5,048,175
		40,930,182
Textiles, Apparel & Luxury Goods-0.31%
Tapestry, Inc., 7.35%, 11/27/2028(b)	5,548,000	5,822,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Principal Amount	Value
Tobacco-1.72%
Altria Group, Inc., 6.20%, 11/01/2028	$2,790,000	$ 2,956,733
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	9,755,000	8,990,799
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028(b)	5,573,000	5,534,353
Philip Morris International, Inc.
4.88%, 02/15/2028	8,644,000	8,768,270
3.13%, 03/02/2028	2,734,000	2,622,126
5.25%, 09/07/2028	3,603,000	3,709,180
		32,581,461
Trading Companies & Distributors-0.34%
Air Lease Corp.
5.30%, 02/01/2028(b)	3,904,000	3,981,510
2.10%, 09/01/2028	2,770,000	2,509,819
		6,491,329
Water Utilities-0.18%
American Water Capital Corp., 3.75%, 09/01/2028(b)	3,440,000	3,364,787
Wireless Telecommunication Services-2.06%
Sprint Capital Corp., 6.88%, 11/15/2028	13,796,000	14,953,341
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	8,366,000	8,402,133
4.95%, 03/15/2028(b)	5,531,000	5,615,748
4.80%, 07/15/2028(b)	5,020,000	5,077,510
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	4,934,000	4,976,803
		39,025,535
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,853,446,296)		1,869,789,269
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $74,172)	74,172	$ 74,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.86% (Cost $1,853,520,468)		1,869,863,441
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.09%
Invesco Private Government Fund, 5.28%(c)(d)(e)	115,834,395	115,834,395
Invesco Private Prime Fund, 5.46%(c)(d)(e)	301,831,851	301,952,584
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $417,765,036)		417,786,979
TOTAL INVESTMENTS IN SECURITIES-120.95% (Cost $2,271,285,504)		2,287,650,420
OTHER ASSETS LESS LIABILITIES-(20.95)%		(396,304,213)
NET ASSETS-100.00%		$1,891,346,207

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,749	$59,553,687	$(59,550,264)	$-	$-	$74,172	$157,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$44,945,202	$408,919,584	$(338,030,391)	$-	$-	$115,834,395	$3,871,167*
Invesco Private Prime Fund	116,108,652	882,371,523	(696,578,371)	18,531	32,249	301,952,584	10,416,739*
Total	$161,124,603	$1,350,844,794	$(1,094,159,026)	$18,531	$32,249	$417,861,151	$14,444,907

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.80%
Aerospace & Defense-1.37%
Boeing Co. (The), 3.20%, 03/01/2029(b)	$3,590,000	$ 3,312,207
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	2,500,000	2,350,500
L3Harris Technologies, Inc., 5.05%, 06/01/2029	2,695,000	2,753,100
Lockheed Martin Corp., 4.50%, 02/15/2029	2,330,000	2,352,746
Northrop Grumman Corp., 4.60%, 02/01/2029(b)	1,800,000	1,814,699
RTX Corp.
5.75%, 01/15/2029	1,800,000	1,891,063
7.50%, 09/15/2029	1,485,000	1,681,696
		16,156,011
Air Freight & Logistics-0.41%
GXO Logistics, Inc., 6.25%, 05/06/2029	2,160,000	2,254,653
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	2,685,000	2,594,713
		4,849,366
Automobiles-3.47%
American Honda Finance Corp.
2.25%, 01/12/2029	2,322,000	2,126,765
4.90%, 03/13/2029	2,683,000	2,740,483
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	2,692,000	2,438,169
5.80%, 03/08/2029	5,720,000	5,831,756
5.11%, 05/03/2029	5,345,000	5,293,812
General Motors Co., 5.40%, 10/15/2029(b)	3,571,000	3,656,755
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	2,160,000	2,191,851
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	1,777,000	1,668,356
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	2,870,000	2,904,919
3.65%, 01/08/2029(b)	1,785,000	1,739,942
5.05%, 05/16/2029	3,591,000	3,700,761
4.45%, 06/29/2029(b)	2,871,000	2,889,636
4.55%, 08/09/2029	3,520,000	3,550,789
		40,733,994
Banks-6.21%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029	3,570,000	3,683,468
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	2,510,000	2,605,367
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	4,110,000	4,226,951
Citibank N.A., 4.84%, 08/06/2029	5,340,000	5,415,249
Cooperatieve Rabobank U.A. (Netherlands), 4.80%, 01/09/2029(b)	1,800,000	1,835,133
KeyCorp, 2.55%, 10/01/2029	2,686,000	2,406,046
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	5,365,000	5,219,145
3.20%, 07/18/2029	6,248,000	5,876,971
	Principal Amount	Value
Banks-(continued)
PNC Bank N.A., 2.70%, 10/22/2029	$2,694,000	$ 2,446,072
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	5,386,000	5,176,640
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	3,590,000	3,673,761
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	1,795,000	1,647,169
5.32%, 07/09/2029(b)	2,690,000	2,772,952
3.04%, 07/16/2029	8,981,000	8,366,204
2.72%, 09/27/2029(b)	1,745,000	1,596,117
Toronto-Dominion Bank (The) (Canada), 4.99%, 04/05/2029(b)	3,235,000	3,297,304
Truist Financial Corp., 3.88%, 03/19/2029(b)	2,360,000	2,282,053
Wells Fargo & Co., 4.15%, 01/24/2029	8,985,000	8,885,640
Zions Bancorporation N.A., 3.25%, 10/29/2029	1,800,000	1,578,157
		72,990,399
Beverages-2.93%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	15,271,000	15,560,199
Coca-Cola Co. (The), 2.13%, 09/06/2029	3,582,000	3,262,405
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	2,510,000	2,592,439
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	3,599,000	3,279,314
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	2,683,000	2,750,791
3.95%, 04/15/2029(b)	3,593,000	3,516,007
PepsiCo, Inc.
7.00%, 03/01/2029	1,831,000	2,047,401
4.50%, 07/17/2029(b)	1,350,000	1,377,657
		34,386,213
Biotechnology-2.95%
AbbVie, Inc.
4.80%, 03/15/2029	8,979,000	9,175,618
3.20%, 11/21/2029	19,528,000	18,508,995
Amgen, Inc.
3.00%, 02/22/2029(b)	2,687,000	2,538,013
4.05%, 08/18/2029	4,488,000	4,406,756
		34,629,382
Broadline Retail-0.92%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	5,387,000	5,266,738
4.65%, 12/01/2029	5,385,000	5,526,229
		10,792,967
Building Products-0.65%
CRH SMW Finance DAC, 5.20%, 05/21/2029	2,680,000	2,755,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Building Products-(continued)
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029(b)	$2,500,000	$ 2,334,984
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029(b)	2,511,000	2,612,090
		7,702,525
Capital Markets-4.19%
Ares Capital Corp.
5.88%, 03/01/2029	3,590,000	3,651,558
5.95%, 07/15/2029	3,050,000	3,109,309
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	2,686,000	2,537,012
BlackRock, Inc., 3.25%, 04/30/2029(b)	3,597,000	3,468,726
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	2,140,000	2,180,697
Blue Owl Credit Income Corp., 7.75%, 01/15/2029	1,968,000	2,095,309
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	3,580,000	3,621,564
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	2,130,000	2,096,110
3.25%, 05/22/2029(b)	2,150,000	2,045,093
Deutsche Bank AG (Germany), 5.41%, 05/10/2029(b)	3,590,000	3,703,842
FS KKR Capital Corp., 6.88%, 08/15/2029	2,150,000	2,211,861
Golub Capital BDC, Inc., 6.00%, 07/15/2029	2,160,000	2,177,954
Lazard Group LLC, 4.38%, 03/11/2029	1,776,000	1,740,082
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	1,800,000	1,652,722
5.61%, 07/06/2029(b)	2,160,000	2,226,358
Northern Trust Corp., 3.15%, 05/03/2029	1,787,000	1,710,157
S&P Global, Inc.
2.70%, 03/01/2029(b)	4,412,000	4,123,888
4.25%, 05/01/2029(b)	3,300,000	3,291,002
2.50%, 12/01/2029	1,795,000	1,641,437
		49,284,681
Chemicals-2.12%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	2,680,000	2,726,351
Celanese US Holdings LLC, 6.33%, 07/15/2029	2,680,000	2,834,562
Dow Chemical Co. (The), 7.38%, 11/01/2029(b)	2,800,000	3,165,646
Eastman Chemical Co., 5.00%, 08/01/2029(b)	1,740,000	1,766,351
FMC Corp., 3.45%, 10/01/2029	1,785,000	1,672,369
Huntsman International LLC, 4.50%, 05/01/2029	2,681,000	2,612,197
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	2,680,000	2,647,383
Olin Corp., 5.63%, 08/01/2029(b)	2,403,000	2,398,021
	Principal Amount	Value
Chemicals-(continued)
Rohm & Haas Co., 7.85%, 07/15/2029	$2,137,000	$ 2,412,944
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	2,865,000	2,668,669
		24,904,493
Commercial Services & Supplies-0.38%
Waste Connections, Inc., 3.50%, 05/01/2029	1,792,000	1,730,479
Waste Management, Inc., 4.88%, 02/15/2029(b)	2,680,000	2,747,947
		4,478,426
Communications Equipment-1.18%
Cisco Systems, Inc., 4.85%, 02/26/2029	8,980,000	9,229,338
Juniper Networks, Inc., 3.75%, 08/15/2029	1,789,000	1,715,801
Motorola Solutions, Inc., 4.60%, 05/23/2029	2,860,000	2,868,568
		13,813,707
Construction & Engineering-0.17%
MasTec, Inc., 5.90%, 06/15/2029(b)	1,974,000	2,043,094
Construction Materials-0.16%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,790,000	1,841,868
Consumer Finance-1.85%
American Express Co., 4.05%, 05/03/2029(b)	3,580,000	3,565,448
General Motors Financial Co., Inc.
5.80%, 01/07/2029(b)	5,370,000	5,564,298
5.65%, 01/17/2029	1,800,000	1,851,386
4.30%, 04/06/2029	3,940,000	3,861,048
5.55%, 07/15/2029	4,460,000	4,583,455
Synchrony Financial, 5.15%, 03/19/2029	2,321,000	2,312,918
		21,738,553
Consumer Staples Distribution & Retail-1.05%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	1,793,000	1,967,991
Kroger Co. (The), 4.50%, 01/15/2029(b)	2,425,000	2,433,604
Sysco Corp., 5.75%, 01/17/2029(b)	1,800,000	1,888,404
Target Corp., 3.38%, 04/15/2029(b)	3,590,000	3,487,445
Walmart, Inc., 3.25%, 07/08/2029(b)	2,623,000	2,552,716
		12,330,160
Containers & Packaging-0.37%
Packaging Corp. of America, 3.00%, 12/15/2029	1,786,000	1,661,928
WRKCo, Inc., 4.90%, 03/15/2029(b)	2,684,000	2,715,370
		4,377,298
Distributors-0.22%
Genuine Parts Co., 4.95%, 08/15/2029	2,610,000	2,626,880
Diversified Consumer Services-0.29%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	3,415,000	3,359,462
Diversified REITs-0.26%
Digital Realty Trust L.P., 3.60%, 07/01/2029	3,219,000	3,078,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Diversified Telecommunication Services-2.40%
AT&T, Inc., 4.35%, 03/01/2029(b)	$10,780,000	$ 10,744,803
Verizon Communications, Inc.
3.88%, 02/08/2029	3,581,000	3,501,007
4.02%, 12/03/2029	14,230,000	13,939,420
		28,185,230
Electric Utilities-5.89%
AEP Texas, Inc., 5.45%, 05/15/2029(b)	1,793,000	1,857,092
American Electric Power Co., Inc., 5.20%, 01/15/2029	3,595,000	3,684,367
Avangrid, Inc., 3.80%, 06/01/2029	2,684,000	2,586,408
Duke Energy Corp.
4.85%, 01/05/2029	2,335,000	2,368,010
3.40%, 06/15/2029	2,142,000	2,036,489
Duke Energy Florida LLC, 2.50%, 12/01/2029	2,471,000	2,263,413
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	2,151,000	2,074,043
Edison International
5.45%, 06/15/2029	1,800,000	1,851,544
6.95%, 11/15/2029	1,971,000	2,156,457
Evergy, Inc., 2.90%, 09/15/2029	2,860,000	2,628,875
Eversource Energy
5.95%, 02/01/2029	2,870,000	3,010,325
Series O, 4.25%, 04/01/2029	1,797,000	1,764,459
Exelon Corp., 5.15%, 03/15/2029	2,303,000	2,364,919
Florida Power & Light Co., 5.15%, 06/15/2029	2,690,000	2,786,579
MidAmerican Energy Co., 3.65%, 04/15/2029	3,038,000	2,955,210
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029(b)	1,800,000	1,833,847
Nevada Power Co., Series CC, 3.70%, 05/01/2029	1,786,000	1,732,579
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	3,222,000	3,274,410
3.50%, 04/01/2029	1,752,000	1,676,544
2.75%, 11/01/2029	3,552,000	3,276,954
Pacific Gas and Electric Co.
6.10%, 01/15/2029	3,052,000	3,192,829
5.55%, 05/15/2029	3,053,000	3,143,256
PacifiCorp, 5.10%, 02/15/2029	1,789,000	1,834,076
Southern California Edison Co.
5.15%, 06/01/2029	2,143,000	2,203,680
Series A, 4.20%, 03/01/2029	1,796,000	1,773,206
Southern Co. (The), 5.50%, 03/15/2029	3,593,000	3,741,757
Tampa Electric Co., 4.90%, 03/01/2029	1,800,000	1,835,194
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	1,789,000	1,668,525
Xcel Energy, Inc., 2.60%, 12/01/2029	1,789,000	1,618,721
		69,193,768
Electronic Equipment, Instruments & Components-0.50%
Amphenol Corp., 4.35%, 06/01/2029	1,800,000	1,800,293
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029(b)	2,519,000	2,363,523
Keysight Technologies, Inc., 3.00%, 10/30/2029	1,793,000	1,672,026
		5,835,842
	Principal Amount	Value
Energy Equipment & Services-0.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	$1,876,000	$ 1,761,131
NOV, Inc., 3.60%, 12/01/2029(b)	1,814,000	1,721,495
		3,482,626
Entertainment-1.24%
Netflix, Inc., 6.38%, 05/15/2029	2,893,000	3,136,238
Walt Disney Co. (The), 2.00%, 09/01/2029	7,189,000	6,459,415
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(b)	5,360,000	5,009,555
		14,605,208
Financial Services-3.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029(b)	2,870,000	2,910,836
BlackRock Funding, Inc., 4.70%, 03/14/2029	1,793,000	1,834,399
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	2,280,000	2,152,481
Corebridge Financial, Inc., 3.85%, 04/05/2029	3,588,000	3,465,795
Enact Holdings, Inc., 6.25%, 05/28/2029	2,680,000	2,765,234
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	1,670,000	1,621,050
Fiserv, Inc., 3.50%, 07/01/2029	10,774,000	10,320,147
Global Payments, Inc., 5.30%, 08/15/2029	1,797,000	1,832,290
Mastercard, Inc., 2.95%, 06/01/2029(b)	3,582,000	3,405,093
PayPal Holdings, Inc., 2.85%, 10/01/2029	5,393,000	5,022,891
Radian Group, Inc., 6.20%, 05/15/2029	2,250,000	2,344,440
		37,674,656
Food Products-1.01%
Campbell Soup Co., 5.20%, 03/21/2029(b)	2,160,000	2,220,656
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029(b)	2,090,000	1,932,376
Mondelez International, Inc., 4.75%, 02/20/2029(b)	1,974,000	2,004,681
Tyson Foods, Inc.
4.35%, 03/01/2029	3,590,000	3,550,138
5.40%, 03/15/2029	2,158,000	2,225,599
		11,933,450
Gas Utilities-0.17%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	2,155,000	2,059,443
Ground Transportation-0.69%
CSX Corp., 4.25%, 03/15/2029	3,409,000	3,404,335
Ryder System, Inc., 5.38%, 03/15/2029(b)	1,967,000	2,024,946
Union Pacific Corp., 3.70%, 03/01/2029	2,771,000	2,717,925
		8,147,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Health Care Equipment & Supplies-0.91%
Becton, Dickinson and Co.
4.87%, 02/08/2029	$2,240,000	$2,276,163
5.08%, 06/07/2029(b)	2,160,000	2,213,453
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	2,861,000	2,639,106
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	3,520,000	3,549,189
		10,677,911
Health Care Providers & Services-5.25%
Cardinal Health, Inc., 5.13%, 02/15/2029	2,325,000	2,377,841
Centene Corp., 4.63%, 12/15/2029	11,724,000	11,414,043
Cigna Group (The), 5.00%, 05/15/2029	3,590,000	3,663,592
CommonSpirit Health, 3.35%, 10/01/2029	3,276,000	3,093,204
CVS Health Corp.
5.00%, 01/30/2029	3,589,000	3,640,852
5.40%, 06/01/2029(b)	3,605,000	3,705,213
Elevance Health, Inc.
5.15%, 06/15/2029(b)	2,139,000	2,202,263
2.88%, 09/15/2029	2,947,000	2,740,811
HCA, Inc.
5.88%, 02/01/2029	3,599,000	3,740,186
3.38%, 03/15/2029	1,777,000	1,680,333
4.13%, 06/15/2029	7,181,000	7,008,298
Humana, Inc., 3.70%, 03/23/2029(b)	2,114,000	2,041,402
Icon Investments Six DAC, 5.85%, 05/08/2029	2,690,000	2,811,584
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	2,326,000	2,143,512
Quest Diagnostics, Inc., 4.20%, 06/30/2029	1,776,000	1,751,764
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	4,490,000	4,493,371
4.00%, 05/15/2029(b)	3,234,000	3,201,808
		61,710,077
Health Care REITs-0.86%
Healthpeak OP LLC, 3.50%, 07/15/2029	2,330,000	2,215,340
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	1,786,000	1,662,739
Ventas Realty L.P., 4.40%, 01/15/2029	2,686,000	2,659,652
Welltower OP LLC
2.05%, 01/15/2029	1,760,000	1,583,645
4.13%, 03/15/2029	1,967,000	1,931,886
		10,053,262
Hotels, Restaurants & Leisure-1.01%
Las Vegas Sands Corp., 6.00%, 08/15/2029	1,800,000	1,847,509
Marriott International, Inc.
4.90%, 04/15/2029	2,870,000	2,909,054
4.88%, 05/15/2029	1,772,000	1,793,917
McDonald’s Corp., 5.00%, 05/17/2029(b)	1,789,000	1,839,611
Starbucks Corp., 3.55%, 08/15/2029	3,571,000	3,449,683
		11,839,774
	Principal Amount	Value
Household Durables-0.36%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	$1,788,000	$ 1,699,990
Whirlpool Corp., 4.75%, 02/26/2029(b)	2,503,000	2,519,322
		4,219,312
Household Products-0.54%
Clorox Co. (The), 4.40%, 05/01/2029(b)	1,786,000	1,789,372
Kimberly-Clark Corp., 3.20%, 04/25/2029	2,504,000	2,407,035
Procter & Gamble Co. (The), 4.35%, 01/29/2029	2,146,000	2,179,258
		6,375,665
Industrial Conglomerates-0.90%
3M Co.
3.38%, 03/01/2029(b)	2,864,000	2,747,283
2.38%, 08/26/2029(b)	3,580,000	3,245,131
Honeywell International, Inc.
4.25%, 01/15/2029(b)	2,680,000	2,700,030
4.88%, 09/01/2029	1,809,000	1,857,537
		10,549,981
Insurance-2.52%
Allstate Corp. (The), 5.05%, 06/24/2029	1,800,000	1,843,122
Aon Corp., 3.75%, 05/02/2029	2,679,000	2,595,865
Aon North America, Inc., 5.15%, 03/01/2029	3,593,000	3,680,728
Chubb INA Holdings LLC, 4.65%, 08/15/2029	1,140,000	1,157,359
CNA Financial Corp., 3.90%, 05/01/2029	1,744,000	1,698,145
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	1,798,000	1,805,385
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,980,000	2,021,223
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	2,149,000	1,979,445
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029(b)	5,361,000	5,383,734
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	1,741,000	1,675,025
Principal Financial Group, Inc., 3.70%, 05/15/2029	1,790,000	1,730,411
Progressive Corp. (The), 4.00%, 03/01/2029	1,965,000	1,946,896
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	2,204,000	2,135,028
		29,652,366
Interactive Media & Services-0.30%
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	3,520,000	3,544,901
IT Services-0.96%
International Business Machines Corp., 3.50%, 05/15/2029	11,675,000	11,260,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Leisure Products-0.43%
Hasbro, Inc., 3.90%, 11/19/2029(b)	$3,225,000	$ 3,084,101
Polaris, Inc., 6.95%, 03/15/2029	1,800,000	1,931,279
		5,015,380
Life Sciences Tools & Services-1.21%
IQVIA, Inc., 6.25%, 02/01/2029	4,494,000	4,751,048
Revvity, Inc., 3.30%, 09/15/2029	3,046,000	2,852,227
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	3,592,000	3,694,250
2.60%, 10/01/2029	3,220,000	2,981,061
		14,278,586
Machinery-2.98%
Caterpillar Financial Services Corp., 4.85%, 02/27/2029	2,154,000	2,206,659
Caterpillar, Inc., 2.60%, 09/19/2029	1,790,000	1,660,971
CNH Industrial Capital LLC
5.50%, 01/12/2029	1,800,000	1,862,224
5.10%, 04/20/2029	2,143,000	2,185,668
Cummins, Inc., 4.90%, 02/20/2029	1,793,000	1,837,733
Deere & Co., 5.38%, 10/16/2029(b)	1,792,000	1,889,984
Ingersoll Rand, Inc., 5.18%, 06/15/2029	2,710,000	2,780,838
John Deere Capital Corp.
4.50%, 01/16/2029	3,580,000	3,618,286
3.45%, 03/07/2029	2,153,000	2,081,403
3.35%, 04/18/2029(b)	2,153,000	2,079,884
4.85%, 06/11/2029	3,066,000	3,140,539
Parker-Hannifin Corp.
3.25%, 06/14/2029	3,580,000	3,398,629
4.50%, 09/15/2029(b)	3,595,000	3,603,770
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	2,688,000	2,620,427
		34,967,015
Media-2.09%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	4,490,000	3,969,131
5.05%, 03/30/2029	4,490,000	4,446,079
6.10%, 06/01/2029	5,370,000	5,549,977
Comcast Corp.
4.55%, 01/15/2029(b)	3,590,000	3,624,362
5.10%, 06/01/2029(b)	2,690,000	2,777,173
Discovery Communications LLC, 4.13%, 05/15/2029	2,697,000	2,518,637
Paramount Global, 4.20%, 06/01/2029(b)	1,788,000	1,679,910
		24,565,269
Metals & Mining-0.15%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	1,793,000	1,755,084
Multi-Utilities-1.86%
Ameren Corp., 5.00%, 01/15/2029	2,510,000	2,546,826
CenterPoint Energy, Inc., 5.40%, 06/01/2029	2,500,000	2,571,520
Consumers Energy Co.
4.90%, 02/15/2029	1,794,000	1,837,098
4.60%, 05/30/2029	2,160,000	2,186,107
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co.
5.10%, 03/01/2029	$4,310,000	$4,393,514
Series C, 3.40%, 06/15/2029	1,717,000	1,630,286
NiSource, Inc., 5.20%, 07/01/2029	2,140,000	2,191,720
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	2,690,000	2,761,831
Sempra, 3.70%, 04/01/2029	1,789,000	1,723,021
		21,841,923
Office REITs-0.24%
Boston Properties L.P., 3.40%, 06/21/2029	3,042,000	2,810,457
Oil, Gas & Consumable Fuels-7.54%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	1,776,000	1,776,870
BP Capital Markets America, Inc.
4.70%, 04/10/2029	4,490,000	4,551,096
4.97%, 10/17/2029	2,690,000	2,759,139
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	5,371,000	5,256,010
Chevron USA, Inc., 3.25%, 10/15/2029	1,785,000	1,708,871
ConocoPhillips Co., 6.95%, 04/15/2029	4,293,000	4,768,276
DCP Midstream Operating L.P., 5.13%, 05/15/2029	2,139,000	2,175,641
Diamondback Energy, Inc., 3.50%, 12/01/2029	3,273,000	3,094,590
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	2,686,000	2,761,514
3.13%, 11/15/2029	3,582,000	3,342,063
Energy Transfer L.P.
5.25%, 04/15/2029	5,389,000	5,511,575
5.25%, 07/01/2029	3,600,000	3,686,936
4.15%, 09/15/2029	1,955,000	1,908,377
Enterprise Products Operating LLC, 3.13%, 07/31/2029(b)	4,489,000	4,254,418
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	4,484,000	4,153,292
Kinder Morgan, Inc., 5.00%, 02/01/2029	4,486,000	4,546,432
Marathon Oil Corp., 5.30%, 04/01/2029	2,150,000	2,215,254
MPLX L.P., 4.80%, 02/15/2029	2,694,000	2,720,484
Occidental Petroleum Corp., 5.20%, 08/01/2029	2,155,000	2,186,590
ONEOK, Inc., 4.35%, 03/15/2029	2,570,000	2,544,881
Phillips 66 Co., 3.15%, 12/15/2029	2,030,000	1,898,353
Shell International Finance B.V., 2.38%, 11/07/2029	5,386,000	4,921,926
Targa Resources Corp., 6.15%, 03/01/2029	3,580,000	3,782,015
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	4,493,000	4,352,644
Valero Energy Corp., 4.00%, 04/01/2029(b)	1,573,000	1,539,368
Western Midstream Operating L.P., 6.35%, 01/15/2029	2,131,000	2,248,324
Williams Cos., Inc. (The), 4.90%, 03/15/2029	3,950,000	3,994,350
		88,659,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Paper & Forest Products-0.18%
Georgia-Pacific LLC, 7.75%, 11/15/2029	$1,796,000	$ 2,071,929
Passenger Airlines-0.13%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	1,693,000	1,581,514
Personal Care Products-0.41%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	2,321,000	2,110,021
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	3,034,000	2,749,324
		4,859,345
Pharmaceuticals-4.27%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029	4,490,000	4,598,511
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	3,579,000	3,552,139
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	6,284,000	6,445,442
Eli Lilly and Co.
4.50%, 02/09/2029(b)	3,590,000	3,652,310
3.38%, 03/15/2029	3,323,000	3,229,728
4.20%, 08/14/2029	3,520,000	3,528,865
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	3,582,000	3,449,461
Haleon US Capital LLC, 3.38%, 03/24/2029	3,590,000	3,432,671
Johnson & Johnson, 4.80%, 06/01/2029	4,130,000	4,272,601
Merck & Co., Inc., 3.40%, 03/07/2029	6,288,000	6,085,243
Pfizer, Inc., 3.45%, 03/15/2029(b)	6,275,000	6,084,797
Royalty Pharma PLC, 5.15%, 09/02/2029	1,800,000	1,832,442
		50,164,210
Professional Services-0.30%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	2,699,000	2,479,126
Equifax, Inc., 4.80%, 09/15/2029	1,000,000	1,004,994
		3,484,120
Real Estate Management & Development-0.16%
CBRE Services, Inc., 5.50%, 04/01/2029	1,796,000	1,858,006
Residential REITs-0.65%
Camden Property Trust, 3.15%, 07/01/2029(b)	2,145,000	2,023,070
ERP Operating L.P., 3.00%, 07/01/2029	2,143,000	2,009,177
Essex Portfolio L.P., 4.00%, 03/01/2029	1,790,000	1,738,438
Sun Communities Operating L.P., 5.50%, 01/15/2029	1,800,000	1,840,510
		7,611,195
Retail REITs-0.66%
Realty Income Corp.
3.25%, 06/15/2029	1,788,000	1,694,926
3.10%, 12/15/2029(b)	2,135,000	1,996,252
Simon Property Group L.P., 2.45%, 09/13/2029	4,470,000	4,067,750
		7,758,928
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-4.04%
Applied Materials, Inc., 4.80%, 06/15/2029	$2,500,000	$ 2,557,332
Broadcom, Inc., 5.05%, 07/12/2029	8,080,000	8,239,503
Intel Corp.
4.00%, 08/05/2029	3,041,000	2,928,541
2.45%, 11/15/2029	7,172,000	6,360,832
KLA Corp., 4.10%, 03/15/2029(b)	2,876,000	2,863,033
Lam Research Corp., 4.00%, 03/15/2029	3,590,000	3,549,534
Marvell Technology, Inc., 5.75%, 02/15/2029(b)	1,790,000	1,866,021
Microchip Technology, Inc., 5.05%, 03/15/2029	3,593,000	3,664,498
Micron Technology, Inc.
5.33%, 02/06/2029	2,714,000	2,780,604
6.75%, 11/01/2029(b)	4,474,000	4,870,187
Qorvo, Inc., 4.38%, 10/15/2029	3,051,000	2,940,902
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	2,335,000	2,382,449
2.25%, 09/04/2029	2,690,000	2,463,211
		47,466,647
Software-1.43%
Adobe, Inc., 4.80%, 04/04/2029	2,693,000	2,762,182
Atlassian Corp., 5.25%, 05/15/2029	1,801,000	1,842,049
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	2,685,000	2,462,719
Oracle Corp., 6.15%, 11/09/2029	4,495,000	4,818,997
Roper Technologies, Inc., 2.95%, 09/15/2029	2,508,000	2,334,879
Workday, Inc., 3.70%, 04/01/2029	2,664,000	2,575,223
		16,796,049
Specialized REITs-2.13%
American Tower Corp.
5.20%, 02/15/2029	2,329,000	2,381,822
3.95%, 03/15/2029	2,150,000	2,084,993
3.80%, 08/15/2029	5,923,000	5,687,485
Crown Castle, Inc.
4.30%, 02/15/2029	2,150,000	2,111,529
5.60%, 06/01/2029	2,695,000	2,795,354
4.90%, 09/01/2029	1,000,000	1,008,972
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	2,742,000	2,766,966
Public Storage Operating Co.
5.13%, 01/15/2029(b)	1,787,000	1,843,346
3.39%, 05/01/2029	1,790,000	1,723,396
Weyerhaeuser Co., 4.00%, 11/15/2029	2,684,000	2,605,410
		25,009,273
Specialty Retail-2.46%
AutoZone, Inc., 5.10%, 07/15/2029	2,150,000	2,198,194
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	6,264,000	6,469,955
Home Depot, Inc. (The)
4.90%, 04/15/2029	2,690,000	2,764,540
2.95%, 06/15/2029	6,286,000	5,946,371
4.75%, 06/25/2029	4,490,000	4,591,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc., 3.65%, 04/05/2029	$5,385,000	$ 5,206,501
O’Reilly Automotive, Inc., 3.90%, 06/01/2029(b)	1,793,000	1,746,338
		28,923,755
Technology Hardware, Storage & Peripherals-1.37%
Apple, Inc.
3.25%, 08/08/2029(b)	3,582,000	3,459,135
2.20%, 09/11/2029	6,291,000	5,770,307
HP, Inc., 4.00%, 04/15/2029	3,574,000	3,482,410
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	1,770,000	1,785,509
Western Digital Corp., 2.85%, 02/01/2029	1,785,000	1,602,844
		16,100,205
Tobacco-1.68%
Altria Group, Inc., 4.80%, 02/14/2029	6,898,000	6,940,960
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	1,793,000	1,698,172
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	3,593,000	3,771,170
Philip Morris International, Inc.
3.38%, 08/15/2029	2,687,000	2,558,617
5.63%, 11/17/2029	4,486,000	4,725,922
		19,694,841
Trading Companies & Distributors-0.31%
Air Lease Corp., 5.10%, 03/01/2029(b)	1,800,000	1,830,094
GATX Corp., 4.70%, 04/01/2029	1,786,000	1,787,382
		3,617,476
Water Utilities-0.16%
American Water Capital Corp., 3.45%, 06/01/2029	1,970,000	1,891,219
Wireless Telecommunication Services-1.79%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	4,470,000	4,522,626
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.85%, 01/15/2029(b)	$3,590,000	$3,638,448
2.63%, 02/15/2029	3,579,000	3,303,696
2.40%, 03/15/2029	1,776,000	1,622,232
3.38%, 04/15/2029	8,407,000	7,995,678
		21,082,680
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,148,974,238)		1,160,983,484
	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $390,604)	390,604	390,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.83% (Cost $1,149,364,842)		1,161,374,088
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.89%
Invesco Private Government Fund, 5.28%(c)(d)(e)	55,029,258	55,029,258
Invesco Private Prime Fund, 5.46%(c)(d)(e)	143,433,794	143,491,168
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,510,690)		198,520,426
TOTAL INVESTMENTS IN SECURITIES-115.72% (Cost $1,347,875,532)		1,359,894,514
OTHER ASSETS LESS LIABILITIES-(15.72)%		(184,773,846)
NET ASSETS-100.00%		$1,175,120,668

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,085	$35,790,271	$(35,532,752)	$-	$-	$390,604	$75,108
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,281,535	$218,280,318	$(178,532,595)	$-	$-	$55,029,258	$1,935,886*
Invesco Private Prime Fund	39,295,374	491,122,132	(386,928,953)	8,608	(5,993)	143,491,168	5,210,298*
Total	$54,709,994	$745,192,721	$(600,994,300)	$8,608	$(5,993)	$198,911,030	$7,221,292

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.06%
Aerospace & Defense-2.64%
Boeing Co. (The), 5.15%, 05/01/2030	$18,249,000	$ 18,208,989
RTX Corp., 2.25%, 07/01/2030(b)	4,056,000	3,595,581
Textron, Inc., 3.00%, 06/01/2030	2,640,000	2,414,823
		24,219,393
Automobile Components-0.30%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	3,043,000	2,725,467
Automobiles-3.01%
American Honda Finance Corp.
4.60%, 04/17/2030(b)	2,834,000	2,851,025
5.85%, 10/04/2030(b)	2,032,000	2,177,232
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	4,660,000	5,047,937
7.20%, 06/10/2030	3,447,000	3,712,297
4.00%, 11/13/2030	6,690,000	6,170,803
Toyota Motor Credit Corp.
4.55%, 05/17/2030	2,840,000	2,861,106
5.55%, 11/20/2030	4,465,000	4,721,725
		27,542,125
Banks-6.20%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	4,010,000	3,741,438
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	5,065,000	5,145,963
Citizens Financial Group, Inc., 3.25%, 04/30/2030	3,046,000	2,796,579
Huntington National Bank (The), 5.65%, 01/10/2030(b)	3,655,000	3,786,943
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030(b)	4,664,000	4,208,064
2.05%, 07/17/2030	5,074,000	4,400,814
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	5,475,000	5,742,077
2.75%, 01/15/2030(b)	5,072,000	4,608,280
2.13%, 07/08/2030(b)	6,085,000	5,288,639
5.85%, 07/13/2030(b)	2,633,000	2,787,231
2.14%, 09/23/2030(b)	3,448,000	2,978,438
Truist Bank, 2.25%, 03/11/2030	5,065,000	4,406,612
Truist Financial Corp., 1.95%, 06/05/2030	3,043,000	2,628,414
U.S. Bancorp, 1.38%, 07/22/2030(b)	5,067,000	4,266,932
		56,786,424
Beverages-1.91%
Coca-Cola Co. (The), 1.65%, 06/01/2030	6,084,000	5,292,208
Constellation Brands, Inc., 2.88%, 05/01/2030	2,430,000	2,220,120
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	4,060,000	3,582,597
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	$3,045,000	$ 2,838,881
PepsiCo, Inc., 1.63%, 05/01/2030	4,051,000	3,527,365
		17,461,171
Biotechnology-3.19%
Amgen, Inc.
2.45%, 02/21/2030	5,067,000	4,576,749
5.25%, 03/02/2030	11,150,000	11,552,927
Biogen, Inc., 2.25%, 05/01/2030(b)	6,084,000	5,372,298
Gilead Sciences, Inc., 1.65%, 10/01/2030	4,060,000	3,457,775
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	4,981,000	4,259,545
		29,219,294
Broadline Retail-1.15%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	8,110,000	7,015,670
eBay, Inc., 2.70%, 03/11/2030	3,855,000	3,526,736
		10,542,406
Building Products-0.24%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	2,532,000	2,176,578
Capital Markets-2.17%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	3,041,000	2,987,269
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,000,000	1,699,495
CI Financial Corp. (Canada), 3.20%, 12/17/2030	3,834,000	3,172,351
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	3,450,000	2,890,170
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	4,038,000	3,569,281
Northern Trust Corp., 1.95%, 05/01/2030	3,976,000	3,510,052
S&P Global, Inc., 1.25%, 08/15/2030(b)	2,432,000	2,054,537
		19,883,155
Chemicals-2.20%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	3,648,000	3,242,346
Celanese US Holdings LLC, 6.55%, 11/15/2030	4,056,000	4,351,635
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	3,319,000	2,911,579
EIDP, Inc., 2.30%, 07/15/2030(b)	2,025,000	1,813,027
Linde, Inc., 1.10%, 08/10/2030(b)	2,843,000	2,394,385
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	2,032,000	1,779,803
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	2,027,000	1,866,701
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,000,000	1,782,367
		20,141,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2024
	Principal Amount	Value
Commercial Services & Supplies-0.58%
Republic Services, Inc., 2.30%, 03/01/2030(b)	$2,430,000	$ 2,179,028
Waste Management, Inc., 4.63%, 02/15/2030	3,043,000	3,090,000
		5,269,028
Communications Equipment-0.35%
Motorola Solutions, Inc., 2.30%, 11/15/2030	3,650,000	3,183,633
Construction & Engineering-0.40%
Quanta Services, Inc., 2.90%, 10/01/2030	4,060,000	3,688,853
Construction Materials-0.51%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	1,940,000	1,753,130
Vulcan Materials Co., 3.50%, 06/01/2030	3,046,000	2,885,149
		4,638,279
Consumer Finance-0.91%
General Motors Financial Co., Inc.
5.85%, 04/06/2030(b)	4,060,000	4,237,319
3.60%, 06/21/2030(b)	4,383,000	4,071,548
		8,308,867
Consumer Staples Distribution & Retail-1.09%
Costco Wholesale Corp., 1.60%, 04/20/2030	7,093,000	6,187,049
Kroger Co. (The), 2.20%, 05/01/2030	2,027,000	1,779,614
Walmart, Inc., 4.00%, 04/15/2030	2,024,000	2,033,088
		9,999,751
Containers & Packaging-0.63%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	1,983,000	1,763,787
Avery Dennison Corp., 2.65%, 04/30/2030	1,992,000	1,798,027
Sonoco Products Co., 3.13%, 05/01/2030	2,435,000	2,254,625
		5,816,439
Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	2,026,000	1,714,923
Diversified Consumer Services-0.50%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	3,040,000	2,813,427
Yale University, Series 2020, 1.48%, 04/15/2030	2,005,000	1,735,026
		4,548,453
Diversified REITs-0.44%
VICI Properties L.P., 4.95%, 02/15/2030	4,053,000	4,041,293
Diversified Telecommunication Services-0.81%
Verizon Communications, Inc.
1.50%, 09/18/2030	4,059,000	3,443,673
1.68%, 10/30/2030	4,643,000	3,941,193
		7,384,866
Electric Utilities-5.37%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	2,395,000	2,082,405
	Principal Amount	Value
Electric Utilities-(continued)
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	$2,434,000	$ 2,057,781
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	4,460,000	4,295,611
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,029,000	1,837,767
Duke Energy Corp., 2.45%, 06/01/2030	3,448,000	3,083,280
Duke Energy Florida LLC, 1.75%, 06/15/2030	1,985,000	1,711,593
Entergy Corp., 2.80%, 06/15/2030	2,430,000	2,199,646
Eversource Energy, Series R, 1.65%, 08/15/2030	2,433,000	2,047,643
FirstEnergy Corp., 2.65%, 03/01/2030(b)	2,434,000	2,199,784
Florida Power & Light Co., 4.63%, 05/15/2030	2,032,000	2,064,709
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	2,434,000	2,496,459
2.25%, 06/01/2030	7,337,000	6,481,149
Pacific Gas and Electric Co., 4.55%, 07/01/2030	12,570,000	12,298,094
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	1,608,461	1,567,952
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	3,249,000	2,776,378
		49,200,251
Electrical Equipment-0.90%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,025,000	1,739,676
Emerson Electric Co., 1.95%, 10/15/2030	2,030,000	1,779,746
Regal Rexnord Corp., 6.30%, 02/15/2030	4,460,000	4,712,002
		8,231,424
Electronic Equipment, Instruments & Components-0.40%
Jabil, Inc., 3.60%, 01/15/2030	2,024,000	1,893,595
Teledyne FLIR LLC, 2.50%, 08/01/2030	1,968,000	1,738,304
		3,631,899
Energy Equipment & Services-1.13%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	2,028,000	2,036,934
Halliburton Co., 2.92%, 03/01/2030	3,990,000	3,666,086
Schlumberger Investment S.A., 2.65%, 06/26/2030	5,068,000	4,624,762
		10,327,782
Financial Services-2.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	3,445,000	3,672,387
Block Financial LLC, 3.88%, 08/15/2030(b)	2,620,000	2,486,609
Fiserv, Inc.
4.75%, 03/15/2030	3,450,000	3,488,710
2.65%, 06/01/2030	4,054,000	3,665,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2024
	Principal Amount	Value
Financial Services-(continued)
Global Payments, Inc., 2.90%, 05/15/2030	$4,055,000	$ 3,651,916
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	4,060,000	3,634,868
		20,600,123
Food Products-2.59%
Campbell Soup Co., 2.38%, 04/24/2030	2,032,000	1,817,895
Hormel Foods Corp., 1.80%, 06/11/2030(b)	4,054,000	3,541,902
Ingredion, Inc., 2.90%, 06/01/2030	2,436,000	2,240,729
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.50%, 01/15/2030	4,973,000	5,012,158
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	2,028,000	1,812,109
Kellanova, 2.10%, 06/01/2030	2,032,000	1,800,010
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	3,004,000	2,892,189
McCormick & Co., Inc., 2.50%, 04/15/2030	2,030,000	1,823,516
Mondelez International, Inc., 2.75%, 04/13/2030	3,043,000	2,791,747
		23,732,255
Gas Utilities-0.45%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030(b)	2,027,000	1,715,185
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	2,636,000	2,386,379
		4,101,564
Ground Transportation-0.47%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	2,032,000	1,795,570
Norfolk Southern Corp., 5.05%, 08/01/2030	2,430,000	2,507,014
		4,302,584
Health Care Equipment & Supplies-2.69%
Abbott Laboratories, 1.40%, 06/30/2030(b)	2,639,000	2,285,908
Becton, Dickinson and Co., 2.82%, 05/20/2030	3,039,000	2,782,336
Boston Scientific Corp., 2.65%, 06/01/2030	4,867,000	4,435,781
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	3,045,000	2,768,322
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	5,035,000	5,325,471
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030(b)	4,057,000	3,492,024
Stryker Corp., 1.95%, 06/15/2030	4,060,000	3,546,372
		24,636,214
Health Care Providers & Services-6.43%
Cencora, Inc., 2.80%, 05/15/2030	1,985,000	1,805,278
Centene Corp.
3.38%, 02/15/2030	7,976,000	7,310,446
3.00%, 10/15/2030	8,920,000	7,932,935
Cigna Group (The), 2.40%, 03/15/2030(b)	5,680,000	5,093,146
	Principal Amount	Value
Health Care Providers & Services-(continued)
CommonSpirit Health, 2.78%, 10/01/2030	$2,194,000	$ 1,967,981
CVS Health Corp.
5.13%, 02/21/2030	6,080,000	6,177,432
1.75%, 08/21/2030	5,073,000	4,271,756
Elevance Health, Inc., 2.25%, 05/15/2030	4,457,000	3,953,381
Sutter Health, Series 20-A, 2.29%, 08/15/2030	2,843,000	2,521,276
UnitedHealth Group, Inc.
4.80%, 01/15/2030	5,070,000	5,176,988
5.30%, 02/15/2030	5,065,000	5,308,121
2.00%, 05/15/2030	5,065,000	4,466,438
Universal Health Services, Inc., 2.65%, 10/15/2030	3,240,000	2,864,383
		58,849,561
Hotel & Resort REITs-0.30%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	3,042,000	2,782,351
Hotels, Restaurants & Leisure-2.43%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	6,080,000	6,147,631
Marriott International, Inc.
4.80%, 03/15/2030	2,030,000	2,042,087
Series FF, 4.63%, 06/15/2030(b)	4,053,000	4,059,515
McDonald’s Corp., 2.13%, 03/01/2030	3,040,000	2,711,023
Starbucks Corp.
2.25%, 03/12/2030(b)	3,044,000	2,722,474
2.55%, 11/15/2030	5,068,000	4,542,593
		22,225,323
Household Durables-0.57%
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	1,980,000	1,880,898
NVR, Inc., 3.00%, 05/15/2030(b)	3,647,000	3,346,754
		5,227,652
Household Products-0.66%
Clorox Co. (The), 1.80%, 05/15/2030	2,000,000	1,729,493
Procter & Gamble Co. (The), 1.20%, 10/29/2030	5,067,000	4,282,803
		6,012,296
Industrial Conglomerates-0.84%
Honeywell International, Inc.
4.70%, 02/01/2030	4,060,000	4,130,382
1.95%, 06/01/2030	4,054,000	3,577,516
		7,707,898
Industrial REITs-0.28%
Prologis L.P., 1.25%, 10/15/2030	3,044,000	2,536,413
Insurance-3.62%
Alleghany Corp., 3.63%, 05/15/2030	2,023,000	1,956,768
Allstate Corp. (The), 1.45%, 12/15/2030	2,384,000	1,977,493
Aon Corp., 2.80%, 05/15/2030	4,055,000	3,696,682
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	2,027,000	1,798,735
1.45%, 10/15/2030(b)	3,040,000	2,598,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2024
	Principal Amount	Value
Insurance-(continued)
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	$2,450,000	$ 2,501,642
CNA Financial Corp., 2.05%, 08/15/2030	1,995,000	1,731,275
Fidelity National Financial, Inc., 3.40%, 06/15/2030	2,634,000	2,424,410
Loews Corp., 3.20%, 05/15/2030	1,995,000	1,865,990
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	3,040,000	2,691,472
Principal Financial Group, Inc., 2.13%, 06/15/2030(b)	2,376,000	2,068,019
Prudential Financial, Inc., 2.10%, 03/10/2030	2,032,000	1,808,550
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	4,058,000	3,775,622
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	2,432,000	2,242,352
		33,137,134
Interactive Media & Services-1.30%
Alphabet, Inc., 1.10%, 08/15/2030(b)	9,130,000	7,737,317
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	4,060,000	4,188,124
		11,925,441
IT Services-0.52%
International Business Machines Corp., 1.95%, 05/15/2030	5,471,000	4,788,531
Life Sciences Tools & Services-0.53%
Agilent Technologies, Inc., 2.10%, 06/04/2030	1,992,000	1,748,841
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	3,043,000	3,147,545
		4,896,386
Machinery-1.99%
Cummins, Inc., 1.50%, 09/01/2030(b)	3,443,000	2,946,443
Flowserve Corp., 3.50%, 10/01/2030	1,995,000	1,843,988
IDEX Corp., 3.00%, 05/01/2030	1,993,000	1,828,712
John Deere Capital Corp.
2.45%, 01/09/2030(b)	2,229,000	2,040,227
4.70%, 06/10/2030(b)	4,055,000	4,145,130
Otis Worldwide Corp., 2.57%, 02/15/2030	6,031,000	5,448,604
		18,253,104
Media-0.63%
Discovery Communications LLC, 3.63%, 05/15/2030	4,060,000	3,605,439
Omnicom Group, Inc., 2.45%, 04/30/2030	2,395,000	2,129,101
		5,734,540
Metals & Mining-1.23%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	1,828,000	1,777,158
4.63%, 08/01/2030	2,403,000	2,378,998
Newmont Corp., 2.25%, 10/01/2030	3,906,000	3,466,100
Nucor Corp., 2.70%, 06/01/2030	2,026,000	1,857,347
Reliance, Inc., 2.15%, 08/15/2030(b)	2,029,000	1,769,066
		11,248,669
	Principal Amount	Value
Multi-Utilities-0.93%
Consumers Energy Co., 4.70%, 01/15/2030	$2,800,000	$ 2,841,411
NiSource, Inc., 3.60%, 05/01/2030	3,995,000	3,789,686
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	2,231,000	1,881,199
		8,512,296
Oil, Gas & Consumable Fuels-9.81%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	4,053,000	3,493,185
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	2,028,000	1,837,441
Chevron Corp., 2.24%, 05/11/2030	6,080,000	5,456,570
Devon Energy Corp., 4.50%, 01/15/2030	2,326,000	2,303,205
Diamondback Energy, Inc., 5.15%, 01/30/2030	3,443,000	3,523,912
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	2,993,000	3,235,457
Energy Transfer L.P., 6.40%, 12/01/2030	4,051,000	4,385,690
Enterprise Products Operating LLC, 2.80%, 01/31/2030	5,074,000	4,693,176
EOG Resources, Inc., 4.38%, 04/15/2030(b)	3,043,000	3,048,833
Equinor ASA (Norway), 2.38%, 05/22/2030	3,040,000	2,747,696
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	8,108,000	7,400,432
MPLX L.P., 2.65%, 08/15/2030	6,086,000	5,441,806
Occidental Petroleum Corp.
8.88%, 07/15/2030	4,055,000	4,785,646
6.63%, 09/01/2030	5,881,000	6,339,248
ONEOK, Inc.
3.10%, 03/15/2030	3,165,000	2,922,510
3.25%, 06/01/2030	2,030,000	1,881,851
5.80%, 11/01/2030(b)	2,030,000	2,145,495
Phillips 66, 2.15%, 12/15/2030	3,452,000	3,003,352
Pioneer Natural Resources Co., 1.90%, 08/15/2030	4,460,000	3,887,078
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	3,040,000	2,864,121
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	3,849,000	3,904,368
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	2,835,000	2,633,305
Western Midstream Operating L.P., 4.05%, 02/01/2030	4,285,000	4,104,282
Williams Cos., Inc. (The), 3.50%, 11/15/2030	4,051,000	3,797,343
		89,836,002
Personal Care Products-0.93%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	2,835,000	2,581,117
Kenvue, Inc., 5.00%, 03/22/2030	4,060,000	4,203,283
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	2,028,000	1,713,554
		8,497,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2024
	Principal Amount	Value
Pharmaceuticals-5.32%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	$2,633,000	$ 2,720,133
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	5,270,000	4,489,870
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	5,065,000	4,282,030
Johnson & Johnson, 1.30%, 09/01/2030(b)	7,097,000	6,089,628
Merck & Co., Inc.
4.30%, 05/17/2030	3,040,000	3,053,517
1.45%, 06/24/2030	5,073,000	4,345,187
Pfizer, Inc., 1.70%, 05/28/2030	4,058,000	3,534,082
Royalty Pharma PLC, 2.20%, 09/02/2030	4,040,000	3,501,384
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	10,140,000	8,905,538
Viatris, Inc., 2.70%, 06/22/2030(b)	5,880,000	5,178,208
Zoetis, Inc., 2.00%, 05/15/2030	2,978,000	2,600,293
		48,699,870
Professional Services-0.62%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	4,055,000	3,443,995
Equifax, Inc., 3.10%, 05/15/2030(b)	2,391,000	2,212,187
		5,656,182
Residential REITs-0.30%
Camden Property Trust, 2.80%, 05/15/2030	2,993,000	2,741,399
Retail REITs-1.36%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	3,240,000	3,105,004
Kimco Realty OP LLC, 2.70%, 10/01/2030	2,026,000	1,823,909
Realty Income Corp., 4.85%, 03/15/2030	2,430,000	2,465,364
Regency Centers L.P., 3.70%, 06/15/2030	2,390,000	2,278,231
Simon Property Group L.P., 2.65%, 07/15/2030	3,040,000	2,760,578
		12,433,086
Semiconductors & Semiconductor Equipment-2.19%
Applied Materials, Inc., 1.75%, 06/01/2030	3,040,000	2,645,219
Intel Corp., 5.13%, 02/10/2030	5,065,000	5,116,067
Lam Research Corp., 1.90%, 06/15/2030(b)	3,041,000	2,659,536
QUALCOMM, Inc., 2.15%, 05/20/2030	4,868,000	4,356,931
Texas Instruments, Inc., 1.75%, 05/04/2030	3,000,000	2,630,908
Xilinx, Inc., 2.38%, 06/01/2030	2,997,000	2,691,228
		20,099,889
Software-1.29%
Autodesk, Inc., 2.85%, 01/15/2030	2,030,000	1,872,435
Intuit, Inc., 1.65%, 07/15/2030	1,987,000	1,708,597
Oracle Corp., 4.65%, 05/06/2030(b)	3,040,000	3,062,059
ServiceNow, Inc., 1.40%, 09/01/2030	6,080,000	5,168,956
		11,812,047
	Principal Amount	Value
Specialized REITs-0.89%
American Tower Corp.
2.90%, 01/15/2030	$3,045,000	$2,789,208
2.10%, 06/15/2030	3,042,000	2,648,221
1.88%, 10/15/2030	3,247,000	2,756,928
		8,194,357
Specialty Retail-1.85%
AutoNation, Inc., 4.75%, 06/01/2030	2,029,000	2,005,980
Best Buy Co., Inc., 1.95%, 10/01/2030	2,641,000	2,284,540
Dell International LLC/EMC Corp., 6.20%, 07/15/2030(b)	2,995,000	3,228,957
Leidos, Inc., 4.38%, 05/15/2030	2,995,000	2,914,514
Lowe’s Cos., Inc., 1.70%, 10/15/2030	5,073,000	4,313,609
Tractor Supply Co., 1.75%, 11/01/2030(b)	2,634,000	2,233,856
		16,981,456
Technology Hardware, Storage & Peripherals-1.66%
Apple, Inc.
4.15%, 05/10/2030	2,026,000	2,059,038
1.65%, 05/11/2030(b)	7,095,000	6,226,367
1.25%, 08/20/2030	5,065,000	4,322,865
NetApp, Inc., 2.70%, 06/22/2030	2,840,000	2,552,633
		15,160,903
Textiles, Apparel & Luxury Goods-1.05%
Ralph Lauren Corp., 2.95%, 06/15/2030	3,046,000	2,822,207
Tapestry, Inc., 7.70%, 11/27/2030	3,990,000	4,251,123
VF Corp., 2.95%, 04/23/2030(b)	2,998,000	2,589,504
		9,662,834
Tobacco-2.69%
Altria Group, Inc., 3.40%, 05/06/2030	3,042,000	2,848,700
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	4,060,000	4,366,855
Philip Morris International, Inc.
5.13%, 02/15/2030	8,920,000	9,173,800
2.10%, 05/01/2030	3,043,000	2,684,805
5.50%, 09/07/2030	2,834,000	2,971,517
1.75%, 11/01/2030	3,039,000	2,582,117
		24,627,794
Trading Companies & Distributors-0.77%
Air Lease Corp.
3.00%, 02/01/2030	2,580,000	2,358,772
3.13%, 12/01/2030	3,040,000	2,749,005
GATX Corp., 4.00%, 06/30/2030(b)	2,025,000	1,953,966
		7,061,743
Water Utilities-0.40%
American Water Capital Corp., 2.80%, 05/01/2030(b)	2,005,000	1,834,459
Essential Utilities, Inc., 2.70%, 04/15/2030(b)	2,028,000	1,832,759
		3,667,218
Total U.S. Dollar Denominated Bonds & Notes (Cost $892,164,650)		907,026,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $446,802)	446,802	$ 446,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $892,611,452)		907,473,468
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.67%
Invesco Private Government Fund, 5.28%(c)(d)(e)	29,502,257	29,502,257
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(c)(d)(e)	77,359,703	$ 77,390,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,887,057)		106,892,904
TOTAL INVESTMENTS IN SECURITIES-110.78% (Cost $999,498,509)		1,014,366,372
OTHER ASSETS LESS LIABILITIES-(10.78)%		(98,745,733)
NET ASSETS-100.00%		$915,620,639

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,585	$24,745,237	$(24,341,020)	$-	$-	$446,802	$53,365
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,326,202	141,864,961	(124,688,906)	-	-	29,502,257	1,177,066*
Invesco Private Prime Fund	31,695,872	317,485,288	(271,798,387)	5,186	2,688	77,390,647	3,167,732*
Total	$44,064,659	$484,095,486	$(420,828,313)	$5,186	$2,688	$107,339,706	$4,398,163

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-2.24%
Boeing Co. (The), 3.63%, 02/01/2031	$3,405,000	$ 3,081,795
General Dynamics Corp., 2.25%, 06/01/2031(b)	1,200,000	1,052,073
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,581,000	1,327,244
5.25%, 06/01/2031	1,838,000	1,892,017
RTX Corp.
6.00%, 03/15/2031	2,430,000	2,612,801
1.90%, 09/01/2031	2,430,000	2,029,915
Textron, Inc., 2.45%, 03/15/2031	1,194,000	1,035,402
		13,031,247
Air Freight & Logistics-0.37%
FedEx Corp., 2.40%, 05/15/2031(b)	2,431,000	2,136,949
Automobiles-3.50%
American Honda Finance Corp.
1.80%, 01/13/2031	1,340,000	1,138,941
5.05%, 07/10/2031	1,820,000	1,856,558
Ford Motor Co., 7.45%, 07/16/2031	2,565,000	2,825,072
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	2,456,000	2,525,601
3.63%, 06/17/2031	2,430,000	2,154,330
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	3,640,000	4,417,762
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	1,203,000	1,068,551
Toyota Motor Credit Corp.
1.65%, 01/10/2031	1,333,000	1,126,540
5.10%, 03/21/2031	2,190,000	2,258,428
1.90%, 09/12/2031	1,188,000	996,208
		20,367,991
Banks-2.80%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	3,640,000	3,751,947
Bank of Montreal (Canada), 5.51%, 06/04/2031	1,940,000	2,018,924
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	2,433,000	2,057,249
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	3,642,000	3,144,182
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	1,210,000	1,007,125
5.42%, 07/09/2031	2,190,000	2,270,599
2.22%, 09/17/2031	2,430,000	2,053,023
		16,303,049
Beverages-2.51%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	1,819,000	1,868,322
Coca-Cola Co. (The)
2.00%, 03/05/2031	1,820,000	1,583,765
1.38%, 03/15/2031	3,156,000	2,636,578
Constellation Brands, Inc., 2.25%, 08/01/2031	2,433,000	2,074,812
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	$1,212,000	$1,046,755
Series 10, 5.20%, 03/15/2031	1,218,000	1,256,792
PepsiCo, Inc.
1.40%, 02/25/2031	1,823,000	1,526,724
1.95%, 10/21/2031	3,035,000	2,603,755
		14,597,503
Biotechnology-1.31%
AbbVie, Inc., 4.95%, 03/15/2031	4,855,000	5,000,581
Amgen, Inc., 2.30%, 02/25/2031	3,035,000	2,645,791
		7,646,372
Broadline Retail-1.37%
Amazon.com, Inc., 2.10%, 05/12/2031	7,286,000	6,367,662
eBay, Inc., 2.60%, 05/10/2031(b)	1,825,000	1,607,879
		7,975,541
Building Products-0.66%
Carrier Global Corp., 2.70%, 02/15/2031	1,823,000	1,622,583
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,199,000	1,004,765
Masco Corp., 2.00%, 02/15/2031	1,437,000	1,219,076
		3,846,424
Capital Markets-3.83%
Ares Capital Corp., 3.20%, 11/15/2031	1,705,000	1,471,833
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	1,191,000	1,002,513
1.80%, 07/28/2031	1,215,000	1,018,349
BlackRock, Inc., 1.90%, 01/28/2031	3,035,000	2,618,488
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	1,810,000	1,842,448
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	1,176,000	1,041,977
Charles Schwab Corp. (The)
1.65%, 03/11/2031	1,825,000	1,518,228
2.30%, 05/13/2031	1,823,000	1,583,328
1.95%, 12/01/2031	2,060,000	1,717,328
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	2,431,000	2,070,275
Moody’s Corp., 2.00%, 08/19/2031	1,460,000	1,239,127
Nasdaq, Inc., 1.65%, 01/15/2031	1,580,000	1,326,411
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	2,430,000	2,080,147
State Street Corp., 2.20%, 03/03/2031	2,065,000	1,798,162
		22,328,614
Chemicals-0.46%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031(b)	1,460,000	1,493,598
Ecolab, Inc., 1.30%, 01/30/2031	1,460,000	1,208,393
		2,701,991
Commercial Services & Supplies-0.89%
Republic Services, Inc., 1.45%, 02/15/2031	1,580,000	1,306,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2024
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
1.50%, 03/15/2031	$2,430,000	$2,026,816
4.95%, 07/03/2031	1,821,000	1,870,989
		5,204,746
Communications Equipment-1.39%
Cisco Systems, Inc., 4.95%, 02/26/2031	6,069,000	6,278,074
Motorola Solutions, Inc., 2.75%, 05/24/2031	2,066,000	1,827,548
		8,105,622
Construction Materials-0.59%
Eagle Materials, Inc., 2.50%, 07/01/2031	1,820,000	1,582,729
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	2,178,000	1,874,682
		3,457,411
Consumer Finance-3.02%
Ally Financial, Inc.
8.00%, 11/01/2031	4,845,000	5,532,870
8.00%, 11/01/2031	1,186,000	1,354,439
General Motors Financial Co., Inc.
2.35%, 01/08/2031	2,433,000	2,070,334
5.75%, 02/08/2031	2,430,000	2,511,988
2.70%, 06/10/2031	2,430,000	2,092,557
5.60%, 06/18/2031	2,430,000	2,487,910
Synchrony Financial, 2.88%, 10/28/2031	1,821,000	1,536,460
		17,586,558
Consumer Staples Distribution & Retail-1.17%
Dollar Tree, Inc., 2.65%, 12/01/2031	1,945,000	1,660,453
Kroger Co. (The), 1.70%, 01/15/2031	1,210,000	1,010,863
Walmart, Inc., 1.80%, 09/22/2031	4,860,000	4,172,476
		6,843,792
Containers & Packaging-0.29%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	1,945,000	1,696,200
Diversified REITs-0.74%
American Assets Trust L.P., 3.38%, 02/01/2031	1,206,000	1,026,209
COPT Defense Properties L.P., 2.75%, 04/15/2031	1,440,000	1,235,992
DOC DR LLC, 2.63%, 11/01/2031	1,188,000	1,025,499
W.P. Carey, Inc., 2.40%, 02/01/2031	1,190,000	1,023,211
		4,310,911
Diversified Telecommunication Services-4.52%
AT&T, Inc., 2.75%, 06/01/2031	7,286,000	6,464,858
Orange S.A. (France), 9.00%, 03/01/2031	5,980,000	7,349,067
Verizon Communications, Inc.
1.75%, 01/20/2031	5,446,000	4,576,166
2.55%, 03/21/2031	9,007,000	7,926,565
		26,316,656
Electric Utilities-5.33%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	1,210,000	1,064,475
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	1,455,000	1,256,886
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	1,218,000	1,011,950
	Principal Amount	Value
Electric Utilities-(continued)
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	$2,181,000	$ 1,917,220
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,300,000	1,148,120
Duke Energy Corp., 2.55%, 06/15/2031	2,401,000	2,084,909
Duke Energy Florida LLC, 2.40%, 12/15/2031	1,580,000	1,360,080
Duke Energy Progress LLC, 2.00%, 08/15/2031	1,576,000	1,329,809
Entergy Corp., 2.40%, 06/15/2031	1,580,000	1,353,145
Entergy Texas, Inc., 1.75%, 03/15/2031	1,456,000	1,215,146
Eversource Energy, 5.85%, 04/15/2031	1,700,000	1,787,459
Pacific Gas and Electric Co., 2.50%, 02/01/2031	4,861,000	4,174,677
PacifiCorp, 5.30%, 02/15/2031	1,720,000	1,764,896
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,255,599	1,240,737
Progress Energy, Inc., 7.75%, 03/01/2031	1,583,000	1,833,340
Public Service Co. of Colorado, 1.88%, 06/15/2031	1,823,000	1,525,497
Southern California Edison Co., 5.45%, 06/01/2031	1,826,000	1,901,532
Virginia Electric & Power Co., 2.30%, 11/15/2031	1,200,000	1,025,902
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	2,000,000	2,052,729
		31,048,509
Electrical Equipment-0.36%
Emerson Electric Co., 2.20%, 12/21/2031	2,428,000	2,100,123
Electronic Equipment, Instruments & Components-1.46%
Amphenol Corp., 2.20%, 09/15/2031	1,820,000	1,550,751
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	2,430,000	2,191,408
Jabil, Inc., 3.00%, 01/15/2031	1,460,000	1,285,665
Teledyne Technologies, Inc., 2.75%, 04/01/2031	2,502,000	2,216,116
Vontier Corp., 2.95%, 04/01/2031	1,457,000	1,261,584
		8,505,524
Energy Equipment & Services-0.20%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	1,340,000	1,153,829
Entertainment-1.21%
Electronic Arts, Inc., 1.85%, 02/15/2031	1,825,000	1,547,670
Walt Disney Co. (The), 2.65%, 01/13/2031	6,075,000	5,475,059
		7,022,729
Financial Services-1.82%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	2,205,000	1,908,940
Fiserv, Inc., 5.35%, 03/15/2031	1,216,000	1,260,973
Global Payments, Inc., 2.90%, 11/15/2031	1,820,000	1,584,771
Mastercard, Inc.
1.90%, 03/15/2031	1,460,000	1,271,421
2.00%, 11/18/2031	1,825,000	1,562,438
ORIX Corp. (Japan), 2.25%, 03/09/2031	1,200,000	1,032,356
Visa, Inc., 1.10%, 02/15/2031(b)	2,424,000	2,003,508
		10,624,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2024
	Principal Amount	Value
Food Products-1.71%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	$2,427,000	$ 2,150,195
Flowers Foods, Inc., 2.40%, 03/15/2031	1,201,000	1,034,900
General Mills, Inc., 2.25%, 10/14/2031	1,210,000	1,037,658
Kellanova, Series B, 7.45%, 04/01/2031	1,492,000	1,714,962
McCormick & Co., Inc., 1.85%, 02/15/2031	1,219,000	1,031,751
Mondelez International, Inc., 1.50%, 02/04/2031	1,218,000	1,013,166
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	2,080,000	1,962,053
		9,944,685
Gas Utilities-0.56%
Atmos Energy Corp., 1.50%, 01/15/2031	1,430,000	1,193,224
National Fuel Gas Co., 2.95%, 03/01/2031	1,219,000	1,062,658
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	1,219,000	1,020,182
		3,276,064
Ground Transportation-1.05%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	3,405,000	2,946,327
Norfolk Southern Corp., 2.30%, 05/15/2031	1,200,000	1,049,666
Union Pacific Corp., 2.38%, 05/20/2031	2,424,000	2,149,059
		6,145,052
Health Care Equipment & Supplies-1.09%
Baxter International, Inc., 1.73%, 04/01/2031	1,580,000	1,312,538
Becton, Dickinson and Co., 1.96%, 02/11/2031	2,431,000	2,066,429
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	1,605,000	1,408,116
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	1,822,000	1,579,679
		6,366,762
Health Care Providers & Services-7.63%
Cencora, Inc., 2.70%, 03/15/2031	2,430,000	2,155,140
Centene Corp.
2.50%, 03/01/2031	5,350,000	4,545,274
2.63%, 08/01/2031	3,155,000	2,678,900
Cigna Group (The)
2.38%, 03/15/2031	3,647,000	3,171,739
5.13%, 05/15/2031	1,820,000	1,867,702
CommonSpirit Health, 5.21%, 12/01/2031	1,881,000	1,916,324
CVS Health Corp.
5.25%, 01/30/2031	1,820,000	1,851,168
1.88%, 02/28/2031(b)	3,037,000	2,517,269
5.55%, 06/01/2031(b)	2,433,000	2,501,958
2.13%, 09/15/2031	2,399,000	1,993,354
Elevance Health, Inc., 2.55%, 03/15/2031	2,430,000	2,148,276
HCA, Inc.
5.45%, 04/01/2031	4,256,000	4,368,004
2.38%, 07/15/2031	2,060,000	1,754,515
Humana, Inc., 5.38%, 04/15/2031	3,036,000	3,110,076
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	1,183,000	1,042,594
Quest Diagnostics, Inc., 2.80%, 06/30/2031	1,335,000	1,184,081
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
4.90%, 04/15/2031	$2,430,000	$2,485,857
2.30%, 05/15/2031	3,640,000	3,178,551
		44,470,782
Health Care REITs-2.00%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	1,826,000	1,670,380
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	1,941,000	1,596,803
Healthpeak OP LLC, 2.88%, 01/15/2031	1,430,000	1,282,716
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	1,696,000	1,512,739
Sabra Health Care L.P., 3.20%, 12/01/2031	1,940,000	1,683,622
Ventas Realty L.P., 2.50%, 09/01/2031	1,201,000	1,026,896
Welltower OP LLC
2.75%, 01/15/2031	1,430,000	1,275,575
2.80%, 06/01/2031	1,826,000	1,620,862
		11,669,593
Hotels, Restaurants & Leisure-0.81%
Expedia Group, Inc., 2.95%, 03/15/2031	1,212,000	1,090,646
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	2,670,000	2,369,939
Starbucks Corp., 4.90%, 02/15/2031	1,210,000	1,240,348
		4,700,933
Household Products-0.58%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	1,460,000	1,260,320
Procter & Gamble Co. (The), 1.95%, 04/23/2031	2,430,000	2,139,799
		3,400,119
Independent Power and Renewable Electricity Producers-0.35%
AES Corp. (The), 2.45%, 01/15/2031	2,420,000	2,065,169
Industrial Conglomerates-0.74%
Honeywell International, Inc.
1.75%, 09/01/2031	3,640,000	3,074,733
4.95%, 09/01/2031	1,219,000	1,259,708
		4,334,441
Insurance-1.73%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	1,220,000	1,062,172
Aon North America, Inc., 5.30%, 03/01/2031	1,581,000	1,633,569
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	1,200,000	1,070,704
Brown & Brown, Inc., 2.38%, 03/15/2031(b)	1,678,000	1,431,970
Fidelity National Financial, Inc., 2.45%, 03/15/2031	1,460,000	1,248,156
First American Financial Corp., 2.40%, 08/15/2031	1,529,000	1,270,216
Lincoln National Corp., 3.40%, 01/15/2031(b)	1,220,000	1,114,071
Primerica, Inc., 2.80%, 11/19/2031	1,453,000	1,256,028
		10,086,886
Interactive Media & Services-0.42%
Meta Platforms, Inc., 4.55%, 08/15/2031	2,430,000	2,458,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2024
	Principal Amount	Value
IT Services-0.51%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	$1,578,000	$ 1,367,784
VeriSign, Inc., 2.70%, 06/15/2031	1,821,000	1,580,722
		2,948,506
Leisure Products-0.19%
Brunswick Corp., 2.40%, 08/18/2031	1,333,000	1,103,602
Life Sciences Tools & Services-1.09%
Agilent Technologies, Inc., 2.30%, 03/12/2031	2,061,000	1,787,858
Illumina, Inc., 2.55%, 03/23/2031(b)	1,200,000	1,028,262
Revvity, Inc., 2.25%, 09/15/2031	1,201,000	1,014,723
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	2,915,000	2,491,381
		6,322,224
Machinery-1.55%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	1,200,000	1,044,801
IDEX Corp., 2.63%, 06/15/2031	1,180,000	1,029,538
Ingersoll Rand, Inc., 5.31%, 06/15/2031	1,216,000	1,258,277
John Deere Capital Corp.
1.45%, 01/15/2031	1,479,000	1,244,333
4.90%, 03/07/2031	2,066,000	2,119,350
2.00%, 06/17/2031	1,462,000	1,258,437
Xylem, Inc., 2.25%, 01/30/2031	1,218,000	1,061,705
		9,016,441
Media-2.66%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	3,890,000	3,301,022
Comcast Corp.
1.95%, 01/15/2031	3,642,000	3,114,155
1.50%, 02/15/2031	4,255,000	3,539,152
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	1,200,000	1,035,443
Omnicom Group, Inc., 2.60%, 08/01/2031	1,920,000	1,674,480
Paramount Global, 4.95%, 01/15/2031	3,035,000	2,820,706
		15,484,958
Metals & Mining-0.19%
Steel Dynamics, Inc., 3.25%, 01/15/2031	1,200,000	1,093,513
Multi-Utilities-1.54%
Ameren Corp., 3.50%, 01/15/2031	1,945,000	1,809,106
CenterPoint Energy, Inc., 2.65%, 06/01/2031	1,200,000	1,049,454
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	2,068,000	1,758,251
DTE Electric Co., Series C, 2.63%, 03/01/2031	1,453,000	1,298,458
NiSource, Inc., 1.70%, 02/15/2031	1,800,000	1,497,882
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,817,000	1,560,310
		8,973,461
Office REITs-0.46%
Boston Properties L.P., 3.25%, 01/30/2031	3,040,000	2,677,702
Oil, Gas & Consumable Fuels-6.13%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	1,190,000	1,075,246
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Burlington Resources LLC, 7.20%, 08/15/2031	$1,088,000	$ 1,252,599
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	3,641,000	3,436,500
Conoco Funding Co., 7.25%, 10/15/2031	956,000	1,105,625
Devon Energy Corp., 7.88%, 09/30/2031	1,618,000	1,877,711
Diamondback Energy, Inc., 3.13%, 03/24/2031	1,865,000	1,683,807
Hess Corp., 7.30%, 08/15/2031	1,514,000	1,728,435
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,820,000	1,550,515
7.80%, 08/01/2031	1,283,000	1,484,250
Occidental Petroleum Corp.
6.13%, 01/01/2031(b)	2,775,000	2,926,486
7.50%, 05/01/2031	2,107,000	2,391,567
ONEOK, Inc., 6.35%, 01/15/2031	1,461,000	1,568,938
Ovintiv, Inc., 7.38%, 11/01/2031	1,212,000	1,356,597
Phillips 66 Co., 5.25%, 06/15/2031	1,459,000	1,500,982
Pioneer Natural Resources Co., 2.15%, 01/15/2031	2,429,000	2,113,914
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	2,426,000	2,384,234
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	2,430,000	2,120,576
Valero Energy Corp., 2.80%, 12/01/2031	1,120,000	978,402
Williams Cos., Inc. (The), 2.60%, 03/15/2031	3,639,000	3,182,460
		35,718,844
Personal Care Products-0.51%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	1,461,000	1,252,010
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	2,060,000	1,747,402
		2,999,412
Pharmaceuticals-3.47%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	2,427,000	2,495,147
2.25%, 05/28/2031	1,820,000	1,587,605
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	2,430,000	2,603,378
5.10%, 02/22/2031	3,039,000	3,143,021
Johnson & Johnson, 4.90%, 06/01/2031	2,790,000	2,899,196
Merck & Co., Inc., 2.15%, 12/10/2031	4,860,000	4,185,884
Pfizer, Inc., 1.75%, 08/18/2031	2,430,000	2,054,070
Royalty Pharma PLC, 2.15%, 09/02/2031	1,460,000	1,225,137
		20,193,438
Professional Services-0.72%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	2,430,000	2,112,305
Equifax, Inc., 2.35%, 09/15/2031	2,425,000	2,075,613
		4,187,918
Real Estate Management & Development-0.18%
CBRE Services, Inc., 2.50%, 04/01/2031	1,183,000	1,020,161
Residential REITs-0.89%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	1,465,000	1,291,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2024
	Principal Amount	Value
Residential REITs-(continued)
ERP Operating L.P., 1.85%, 08/01/2031	$1,211,000	$ 1,017,901
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	1,580,000	1,305,210
Sun Communities Operating L.P., 2.70%, 07/15/2031	1,826,000	1,564,656
		5,179,591
Retail REITs-0.96%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	1,190,000	1,015,148
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,183,000	990,971
Realty Income Corp., 3.25%, 01/15/2031	2,305,000	2,118,237
Simon Property Group L.P., 2.20%, 02/01/2031	1,698,000	1,471,395
		5,595,751
Semiconductors & Semiconductor Equipment-3.16%
Analog Devices, Inc., 2.10%, 10/01/2031	2,430,000	2,088,905
Broadcom, Inc., 5.15%, 11/15/2031	3,640,000	3,719,580
Intel Corp.
5.00%, 02/21/2031	1,214,000	1,212,253
2.00%, 08/12/2031	3,033,000	2,496,247
Marvell Technology, Inc., 2.95%, 04/15/2031	1,821,000	1,627,749
Micron Technology, Inc., 5.30%, 01/15/2031	2,430,000	2,492,273
NVIDIA Corp., 2.00%, 06/15/2031	3,035,000	2,654,087
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,215,000	1,061,855
Texas Instruments, Inc., 1.90%, 09/15/2031	1,210,000	1,043,210
		18,396,159
Software-3.16%
Autodesk, Inc., 2.40%, 12/15/2031	2,432,000	2,095,402
Fortinet, Inc., 2.20%, 03/15/2031	1,210,000	1,037,507
Oracle Corp., 2.88%, 03/25/2031	7,889,000	7,062,608
Roper Technologies, Inc., 1.75%, 02/15/2031	2,430,000	2,027,521
Salesforce, Inc., 1.95%, 07/15/2031	3,640,000	3,109,726
VMware LLC, 2.20%, 08/15/2031	3,640,000	3,080,399
		18,413,163
Specialized REITs-3.05%
American Tower Corp.
2.70%, 04/15/2031	1,697,000	1,494,834
2.30%, 09/15/2031	1,705,000	1,448,973
Crown Castle, Inc.
2.25%, 01/15/2031	2,670,000	2,280,587
2.10%, 04/01/2031	2,430,000	2,039,970
2.50%, 07/15/2031	1,820,000	1,558,391
Equinix, Inc., 2.50%, 05/15/2031	2,431,000	2,113,806
Extra Space Storage L.P.
5.90%, 01/15/2031	1,460,000	1,536,238
2.40%, 10/15/2031	1,464,000	1,244,684
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	1,670,000	1,554,295
Public Storage Operating Co.
2.30%, 05/01/2031	1,543,000	1,350,559
2.25%, 11/09/2031	1,331,000	1,139,055
		17,761,392
Specialty Retail-2.85%
AutoZone, Inc., 1.65%, 01/15/2031	1,462,000	1,220,961
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
1.38%, 03/15/2031	$3,035,000	$2,511,401
4.85%, 06/25/2031	2,430,000	2,489,334
1.88%, 09/15/2031	2,433,000	2,064,691
Leidos, Inc., 2.30%, 02/15/2031	2,430,000	2,079,294
Lowe’s Cos., Inc., 2.63%, 04/01/2031	3,642,000	3,229,823
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	1,210,000	1,011,448
Ross Stores, Inc., 1.88%, 04/15/2031	1,195,000	1,003,515
TJX Cos., Inc. (The), 1.60%, 05/15/2031	1,200,000	1,003,468
		16,613,935
Technology Hardware, Storage & Peripherals-1.92%
Apple, Inc.
1.65%, 02/08/2031	6,680,000	5,757,630
1.70%, 08/05/2031(b)	2,433,000	2,080,777
HP, Inc., 2.65%, 06/17/2031	2,425,000	2,113,249
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,210,000	1,225,164
		11,176,820
Tobacco-1.37%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	2,070,000	2,173,457
2.73%, 03/25/2031	3,035,000	2,670,398
Philip Morris International, Inc., 5.13%, 02/13/2031	3,048,000	3,127,763
		7,971,618
Trading Companies & Distributors-0.25%
Air Lease Corp., 5.20%, 07/15/2031	1,460,000	1,471,538
Water Utilities-0.20%
American Water Capital Corp., 2.30%, 06/01/2031	1,339,000	1,157,390
Wireless Telecommunication Services-1.33%
T-Mobile USA, Inc.
2.88%, 02/15/2031	2,430,000	2,182,695
3.50%, 04/15/2031	5,952,000	5,538,548
		7,721,243
Total U.S. Dollar Denominated Bonds & Notes (Cost $564,625,098)		577,030,479
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $45,840)	45,840	45,840
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $564,670,938)		577,076,319
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.19%
Invesco Private Government Fund, 5.28%(c)(d)(e)	3,527,136	3,527,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(c)(d)(e)	9,202,091	$ 9,205,772
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,732,377)		12,732,908
TOTAL INVESTMENTS IN SECURITIES-101.25% (Cost $577,403,315)		589,809,227
OTHER ASSETS LESS LIABILITIES-(1.25)%		(7,261,292)
NET ASSETS-100.00%		$582,547,935

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,663	$17,415,508	$(17,412,331)	$-	$-	$45,840	$33,097
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	932,243	33,984,779	(31,389,886)	-	-	3,527,136	114,374*
Invesco Private Prime Fund	2,397,193	62,330,853	(55,525,193)	479	2,440	9,205,772	303,993*
Total	$3,372,099	$113,731,140	$(104,327,410)	$479	$2,440	$12,778,748	$451,464

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-1.52%
General Electric Co., 6.75%, 03/15/2032	$3,630,000	$ 4,108,947
Lockheed Martin Corp., 3.90%, 06/15/2032	2,192,000	2,121,734
RTX Corp., 2.38%, 03/15/2032	2,740,000	2,335,683
		8,566,364
Automobiles-2.87%
Ford Motor Co.
3.25%, 02/12/2032	6,850,500	5,837,550
6.10%, 08/19/2032	4,800,000	4,934,983
General Motors Co., 5.60%, 10/15/2032	3,423,000	3,541,224
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	2,060,000	1,863,031
		16,176,788
Banks-4.24%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	2,330,000	2,001,951
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	2,740,000	2,527,115
Citigroup, Inc., 6.63%, 06/15/2032	2,740,000	3,006,478
Citizens Financial Group, Inc., 2.64%, 09/30/2032	1,684,000	1,368,842
KeyBank N.A., 4.90%, 08/08/2032(b)	1,985,000	1,882,711
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	2,741,000	2,604,344
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032(b)	1,640,000	1,417,859
3.20%, 03/10/2032	4,130,000	3,720,421
4.46%, 06/08/2032	5,500,000	5,381,152
		23,910,873
Beverages-1.63%
Constellation Brands, Inc., 4.75%, 05/09/2032	1,921,000	1,914,740
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	2,060,000	1,737,110
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	2,330,000	2,242,305
PepsiCo, Inc., 3.90%, 07/18/2032	3,430,000	3,329,585
		9,223,740
Biotechnology-0.85%
Amgen, Inc.
2.00%, 01/15/2032	2,740,000	2,289,644
3.35%, 02/22/2032	2,740,000	2,510,774
		4,800,418
Broadline Retail-2.28%
Amazon.com, Inc.
3.60%, 04/13/2032	6,853,000	6,533,998
4.70%, 12/01/2032	6,170,000	6,323,242
		12,857,240
Building Products-0.22%
Carlisle Cos., Inc., 2.20%, 03/01/2032	1,510,000	1,263,625
Capital Markets-4.79%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	1,370,000	1,358,805
BlackRock, Inc., 2.10%, 02/25/2032	2,740,000	2,329,943
	Principal Amount	Value
Capital Markets-(continued)
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	$1,648,000	$ 1,391,762
Charles Schwab Corp. (The), 2.90%, 03/03/2032	2,740,000	2,425,017
CME Group, Inc., 2.65%, 03/15/2032	2,060,000	1,837,686
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	2,040,000	2,328,803
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,370,000	1,232,089
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	1,373,000	1,151,205
Moody’s Corp., 4.25%, 08/08/2032	1,370,000	1,333,259
Morgan Stanley, 7.25%, 04/01/2032	2,702,000	3,171,141
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	2,050,000	1,778,333
Northern Trust Corp., 6.13%, 11/02/2032(b)	2,753,000	3,018,365
S&P Global, Inc., 2.90%, 03/01/2032	4,090,000	3,679,816
		27,036,224
Chemicals-1.27%
Albemarle Corp., 5.05%, 06/01/2032(b)	1,641,000	1,622,823
Celanese US Holdings LLC, 6.38%, 07/15/2032	2,741,000	2,899,417
Ecolab, Inc., 2.13%, 02/01/2032	1,760,000	1,508,414
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	1,370,000	1,162,669
		7,193,323
Commercial Services & Supplies-1.64%
Cintas Corp. No. 2, 4.00%, 05/01/2032	2,192,000	2,123,040
Republic Services, Inc., 1.75%, 02/15/2032	2,052,000	1,691,815
Waste Connections, Inc.
2.20%, 01/15/2032	1,780,000	1,511,642
3.20%, 06/01/2032	1,375,000	1,240,694
Waste Management, Inc., 4.15%, 04/15/2032	2,741,000	2,679,555
		9,246,746
Communications Equipment-0.30%
Motorola Solutions, Inc., 5.60%, 06/01/2032	1,641,000	1,713,105
Construction & Engineering-0.20%
Quanta Services, Inc., 2.35%, 01/15/2032	1,370,000	1,156,166
Consumer Finance-0.93%
Discover Financial Services, 6.70%, 11/29/2032	2,056,000	2,241,646
General Motors Financial Co., Inc., 3.10%, 01/12/2032	3,430,000	2,990,596
		5,232,242
Consumer Staples Distribution & Retail-1.84%
Costco Wholesale Corp., 1.75%, 04/20/2032	2,740,000	2,294,204
Dollar General Corp., 5.00%, 11/01/2032(b)	1,920,000	1,884,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2024
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 4.50%, 09/15/2032(b)	$2,740,000	$ 2,757,338
Walmart, Inc., 4.15%, 09/09/2032	3,430,000	3,432,572
		10,369,112
Containers & Packaging-0.65%
Avery Dennison Corp., 2.25%, 02/15/2032	1,375,000	1,152,116
Sonoco Products Co., 2.85%, 02/01/2032	1,370,000	1,185,773
WRKCo, Inc., 4.20%, 06/01/2032(b)	1,375,000	1,329,256
		3,667,145
Distributors-0.21%
Genuine Parts Co., 2.75%, 02/01/2032	1,375,000	1,181,414
Diversified Consumer Services-0.24%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	1,370,000	1,375,718
Diversified REITs-0.93%
CubeSmart L.P., 2.50%, 02/15/2032	1,370,000	1,169,773
VICI Properties L.P., 5.13%, 05/15/2032	4,109,000	4,064,323
		5,234,096
Diversified Telecommunication Services-3.86%
AT&T, Inc., 2.25%, 02/01/2032	6,850,000	5,779,244
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,625,000	1,352,412
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	1,370,000	1,739,072
TELUS Corp. (Canada), 3.40%, 05/13/2032	2,463,000	2,216,095
Verizon Communications, Inc., 2.36%, 03/15/2032	12,620,000	10,726,879
		21,813,702
Electric Utilities-8.70%
AEP Texas, Inc., 4.70%, 05/15/2032	1,370,000	1,349,920
Alabama Power Co., 3.05%, 03/15/2032	1,919,000	1,723,518
American Electric Power Co., Inc., 5.95%, 11/01/2032	1,375,000	1,464,443
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	1,370,000	1,320,152
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,374,000	1,349,860
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	1,370,000	1,218,178
Duke Energy Corp., 4.50%, 08/15/2032	3,153,000	3,072,963
Duke Energy Progress LLC, 3.40%, 04/01/2032	1,370,000	1,258,851
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,370,000	1,160,139
Eversource Energy, 3.38%, 03/01/2032	1,825,000	1,632,618
Exelon Corp., 3.35%, 03/15/2032	1,782,000	1,624,217
Florida Power & Light Co., 2.45%, 02/03/2032	4,111,000	3,579,265
Georgia Power Co., 4.70%, 05/15/2032	1,920,000	1,924,608
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	1,370,000	1,209,116
4.02%, 11/01/2032	1,640,000	1,562,501
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	2,705,000	2,307,046
5.00%, 07/15/2032	2,730,000	2,766,304
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	1,920,000	1,904,491
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co., 5.90%, 06/15/2032	$1,649,000	$ 1,709,921
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,370,000	1,242,681
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	1,639,000	1,470,054
Southern California Edison Co.
2.75%, 02/01/2032	1,368,000	1,199,088
5.95%, 11/01/2032	2,060,000	2,208,038
Southern Co. (The), 5.70%, 10/15/2032	1,370,000	1,451,708
Union Electric Co., 2.15%, 03/15/2032	1,440,000	1,212,594
Virginia Electric & Power Co., 2.40%, 03/30/2032	1,640,000	1,406,337
Wisconsin Electric Power Co., 4.75%, 09/30/2032(b)	1,370,000	1,392,590
Wisconsin Power and Light Co., 3.95%, 09/01/2032	1,640,000	1,546,984
Xcel Energy, Inc., 4.60%, 06/01/2032	1,917,000	1,869,183
		49,137,368
Electronic Equipment, Instruments & Components-1.09%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	1,646,000	1,696,484
Arrow Electronics, Inc., 2.95%, 02/15/2032	1,366,000	1,185,416
Eaton Corp., 4.00%, 11/02/2032	1,920,000	1,855,140
Tyco Electronics Group S.A., 2.50%, 02/04/2032	1,640,000	1,439,940
		6,176,980
Entertainment-2.63%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	1,370,000	1,300,920
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	1,368,000	1,578,244
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	13,690,000	11,972,796
		14,851,960
Financial Services-4.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	11,004,000	9,785,968
Corebridge Financial, Inc., 3.90%, 04/05/2032	4,130,000	3,825,768
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	2,060,000	2,110,510
Global Payments, Inc., 5.40%, 08/15/2032	2,058,000	2,099,930
ORIX Corp. (Japan)
4.00%, 04/13/2032	1,370,000	1,298,115
5.20%, 09/13/2032	1,367,000	1,398,411
PayPal Holdings, Inc., 4.40%, 06/01/2032(b)	2,741,000	2,721,691
		23,240,393
Food Products-1.49%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	2,060,000	1,836,859
J. M. Smucker Co. (The), 2.13%, 03/15/2032	1,370,000	1,143,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2024
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
3.00%, 03/17/2032	$2,060,000	$1,844,906
1.88%, 10/15/2032(b)	1,720,000	1,415,052
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	2,434,000	2,154,218
		8,394,469
Gas Utilities-0.76%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	1,366,000	1,322,537
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	1,375,000	1,407,707
Southwest Gas Corp., 4.05%, 03/15/2032	1,643,000	1,542,606
		4,272,850
Ground Transportation-1.62%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	2,190,000	2,083,996
CSX Corp., 4.10%, 11/15/2032	2,600,000	2,520,190
Norfolk Southern Corp., 3.00%, 03/15/2032	1,650,000	1,480,092
Union Pacific Corp., 2.80%, 02/14/2032	3,425,000	3,070,911
		9,155,189
Health Care Equipment & Supplies-1.78%
Baxter International, Inc., 2.54%, 02/01/2032(b)	4,220,000	3,605,419
Becton, Dickinson and Co., 4.30%, 08/22/2032	1,370,000	1,329,158
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	4,770,000	5,084,682
		10,019,259
Health Care Providers & Services-3.27%
Elevance Health, Inc.
4.10%, 05/15/2032	1,640,000	1,583,076
5.50%, 10/15/2032	1,780,000	1,873,120
HCA, Inc., 3.63%, 03/15/2032	5,480,000	4,983,741
Humana, Inc., 2.15%, 02/03/2032	2,051,000	1,701,689
UnitedHealth Group, Inc.
4.95%, 01/15/2032	4,200,000	4,290,483
4.20%, 05/15/2032	4,110,000	4,013,334
		18,445,443
Health Care REITs-0.82%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	2,500,000	2,032,266
Welltower OP LLC
2.75%, 01/15/2032	1,380,000	1,202,881
3.85%, 06/15/2032	1,510,000	1,416,390
		4,651,537
Hotels, Restaurants & Leisure-1.25%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	2,740,000	2,471,478
McDonald’s Corp., 4.60%, 09/09/2032	2,060,000	2,070,396
Starbucks Corp., 3.00%, 02/14/2032	2,823,000	2,540,011
		7,081,885
Household Products-1.14%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	1,380,000	1,469,843
Clorox Co. (The), 4.60%, 05/01/2032	1,640,000	1,635,467
	Principal Amount	Value
Household Products-(continued)
Colgate-Palmolive Co., 3.25%, 08/15/2032	$1,373,000	$ 1,276,103
Procter & Gamble Co. (The), 2.30%, 02/01/2032	2,330,000	2,074,702
		6,456,115
Industrial Conglomerates-0.55%
GE Capital Funding LLC, 4.55%, 05/15/2032	1,300,000	1,286,409
Honeywell International, Inc., 4.75%, 02/01/2032	1,790,000	1,818,641
		3,105,050
Industrial REITs-0.20%
Prologis L.P., 2.25%, 01/15/2032	1,330,000	1,128,091
Insurance-2.49%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,375,000	1,394,897
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	2,744,000	2,502,338
Brown & Brown, Inc., 4.20%, 03/17/2032	1,641,000	1,553,474
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	2,040,000	2,081,872
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	2,053,000	1,935,490
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	1,370,000	1,475,728
MetLife, Inc., 6.50%, 12/15/2032	1,640,000	1,851,421
Progressive Corp. (The), 3.00%, 03/15/2032	1,370,000	1,243,188
		14,038,408
Interactive Media & Services-1.39%
Meta Platforms, Inc., 3.85%, 08/15/2032	8,170,000	7,829,757
IT Services-0.88%
International Business Machines Corp.
2.72%, 02/09/2032	1,320,000	1,171,033
4.40%, 07/27/2032	2,050,000	2,022,358
5.88%, 11/29/2032	1,640,000	1,782,242
		4,975,633
Life Sciences Tools & Services-0.66%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	2,190,000	2,008,646
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	1,693,000	1,741,998
		3,750,644
Machinery-0.94%
Flowserve Corp., 2.80%, 01/15/2032	1,370,000	1,170,035
John Deere Capital Corp.
3.90%, 06/07/2032	1,373,000	1,312,855
4.35%, 09/15/2032	1,650,000	1,642,510
Stanley Black & Decker, Inc., 3.00%, 05/15/2032(b)	1,353,000	1,203,685
		5,329,085
Media-1.33%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	2,745,000	2,193,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2024
	Principal Amount	Value
Media-(continued)
Comcast Corp., 5.50%, 11/15/2032	$2,750,000	$ 2,904,668
Paramount Global, 4.20%, 05/19/2032	2,743,000	2,383,192
		7,481,614
Metals & Mining-1.17%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	2,808,000	3,075,135
Newmont Corp., 2.60%, 07/15/2032(b)	2,490,000	2,174,618
Nucor Corp., 3.13%, 04/01/2032	1,510,000	1,363,598
		6,613,351
Multi-Utilities-0.87%
Ameren Illinois Co., 3.85%, 09/01/2032	1,370,000	1,295,047
Dominion Energy, Inc., 5.38%, 11/15/2032	2,330,000	2,400,814
DTE Electric Co., Series A, 3.00%, 03/01/2032	1,370,000	1,236,161
		4,932,022
Office REITs-0.33%
Boston Properties L.P., 2.55%, 04/01/2032	2,300,000	1,869,047
Oil, Gas & Consumable Fuels-5.92%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,370,000	1,227,971
BP Capital Markets America, Inc., 2.72%, 01/12/2032	5,502,000	4,845,780
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	1,370,000	1,169,590
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	3,316,000	2,944,338
ConocoPhillips, 5.90%, 10/15/2032	1,385,000	1,500,733
Kinder Morgan, Inc., 7.75%, 01/15/2032	2,770,000	3,214,539
Marathon Oil Corp., 6.80%, 03/15/2032	1,510,000	1,686,257
MPLX L.P., 4.95%, 09/01/2032	2,746,000	2,719,442
Occidental Petroleum Corp., 5.38%, 01/01/2032	2,750,000	2,792,317
ONEOK, Inc., 6.10%, 11/15/2032	2,100,000	2,230,847
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	1,367,000	1,534,467
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	2,740,000	2,544,078
Valero Energy Corp., 7.50%, 04/15/2032	1,993,000	2,313,264
Williams Cos., Inc. (The), 4.65%, 08/15/2032	2,740,000	2,696,899
		33,420,522
Personal Care Products-0.53%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	2,743,000	3,013,998
Pharmaceuticals-2.05%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	4,800,000	4,313,852
Haleon US Capital LLC, 3.63%, 03/24/2032	5,455,000	5,069,863
Zoetis, Inc., 5.60%, 11/16/2032	2,060,000	2,172,200
		11,555,915
Residential REITs-1.37%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	1,640,000	1,492,189
	Principal Amount	Value
Residential REITs-(continued)
AvalonBay Communities, Inc., 2.05%, 01/15/2032	$1,920,000	$ 1,629,823
Essex Portfolio L.P., 2.65%, 03/15/2032	1,783,000	1,532,956
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	1,640,000	1,548,796
Sun Communities Operating L.P., 4.20%, 04/15/2032	1,640,000	1,521,959
		7,725,723
Retail REITs-1.51%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,621,000	1,444,238
Realty Income Corp.
5.63%, 10/13/2032	2,060,000	2,161,912
2.85%, 12/15/2032	1,920,000	1,651,996
Simon Property Group L.P.
2.25%, 01/15/2032	1,921,000	1,633,977
2.65%, 02/01/2032	1,893,000	1,647,432
		8,539,555
Semiconductors & Semiconductor Equipment-3.74%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	1,370,000	1,332,775
Broadcom, Inc., 4.30%, 11/15/2032	5,480,000	5,294,648
Intel Corp.
4.15%, 08/05/2032	3,430,000	3,216,203
4.00%, 12/15/2032	2,204,000	2,032,724
KLA Corp., 4.65%, 07/15/2032	2,740,000	2,768,190
Micron Technology, Inc., 2.70%, 04/15/2032	2,740,000	2,348,377
QUALCOMM, Inc.
1.65%, 05/20/2032	3,388,000	2,776,567
4.25%, 05/20/2032(b)	1,373,000	1,355,802
		21,125,286
Software-1.77%
Oracle Corp., 6.25%, 11/09/2032	6,190,000	6,747,861
Workday, Inc., 3.80%, 04/01/2032	3,440,000	3,228,809
		9,976,670
Specialized REITs-1.80%
American Tower Corp., 4.05%, 03/15/2032	1,780,000	1,686,448
Equinix, Inc., 3.90%, 04/15/2032	3,290,000	3,100,367
Extra Space Storage L.P., 2.35%, 03/15/2032	1,644,000	1,364,136
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	2,193,000	1,915,899
Weyerhaeuser Co., 7.38%, 03/15/2032	1,800,000	2,070,338
		10,137,188
Specialty Retail-3.27%
AutoNation, Inc., 3.85%, 03/01/2032	1,916,000	1,752,859
AutoZone, Inc., 4.75%, 08/01/2032	2,060,000	2,050,895
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	2,059,000	1,822,196
Home Depot, Inc. (The)
3.25%, 04/15/2032	3,430,000	3,167,602
4.50%, 09/15/2032(b)	3,428,000	3,450,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2024
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc., 3.75%, 04/01/2032	$4,115,000	$ 3,868,162
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	2,330,000	2,325,040
		18,437,607
Technology Hardware, Storage & Peripherals-1.21%
Apple, Inc., 3.35%, 08/08/2032	4,114,000	3,888,703
HP, Inc., 4.20%, 04/15/2032	1,860,000	1,774,274
Western Digital Corp., 3.10%, 02/01/2032(b)	1,370,000	1,153,777
		6,816,754
Textiles, Apparel & Luxury Goods-0.20%
Tapestry, Inc., 3.05%, 03/15/2032	1,370,000	1,148,951
Tobacco-2.26%
Altria Group, Inc., 2.45%, 02/04/2032	4,800,000	4,040,104
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	2,470,000	2,437,494
7.75%, 10/19/2032	1,630,000	1,904,340
Philip Morris International, Inc., 5.75%, 11/17/2032	4,110,000	4,350,786
		12,732,724
Trading Companies & Distributors-0.32%
Air Lease Corp., 2.88%, 01/15/2032	2,060,000	1,784,938
Water Utilities-0.38%
American Water Capital Corp., 4.45%, 06/01/2032	2,190,000	2,172,248
Wireless Telecommunication Services-2.53%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	5,360,000	4,941,288
Sprint Capital Corp., 8.75%, 03/15/2032	5,626,000	6,946,822
T-Mobile USA, Inc., 2.70%, 03/15/2032	2,745,000	2,382,420
		14,270,530
Total U.S. Dollar Denominated Bonds & Notes (Cost $540,910,166)		557,812,800
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $52,309)	52,309	$ 52,309
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $540,962,475)		557,865,109
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.53%
Invesco Private Government Fund, 5.28%(c)(d)(e)	6,907,673	6,907,673
Invesco Private Prime Fund, 5.46%(c)(d)(e)	13,006,523	13,011,726
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,918,628)		19,919,399
TOTAL INVESTMENTS IN SECURITIES-102.35% (Cost $560,881,103)		577,784,508
OTHER ASSETS LESS LIABILITIES-(2.35)%		(13,286,624)
NET ASSETS-100.00%		$564,497,884

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,027	$17,642,686	$(17,657,404)	$-	$-	$52,309	$42,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,137,562	$42,515,786	$(36,745,675)	$-	$-	$6,907,673	$180,040*
Invesco Private Prime Fund	2,925,157	74,369,342	(64,283,239)	783	(317)	13,011,726	480,079*
Total	$4,129,746	$134,527,814	$(118,686,318)	$783	$(317)	$19,971,708	$702,722

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.44%
Aerospace & Defense-2.45%
HEICO Corp., 5.35%, 08/01/2033	$872,000	$ 897,278
L3Harris Technologies, Inc., 5.40%, 07/31/2033	2,281,000	2,352,663
Lockheed Martin Corp., 5.25%, 01/15/2033	1,530,000	1,605,640
Northrop Grumman Corp., 4.70%, 03/15/2033	1,536,000	1,539,565
RTX Corp., 5.15%, 02/27/2033	1,915,000	1,964,264
		8,359,410
Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	1,380,000	1,411,071
Automobile Components-0.24%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	765,000	805,026
Automobiles-1.06%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	1,915,000	2,070,318
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033(b)	744,000	793,329
Toyota Motor Credit Corp., 4.70%, 01/12/2033	749,000	752,622
		3,616,269
Banks-5.77%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	3,040,000	3,296,663
6.94%, 11/07/2033	2,300,000	2,618,090
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	1,670,000	1,797,626
Citigroup, Inc., 6.00%, 10/31/2033	1,004,000	1,073,492
KeyBank N.A., 5.00%, 01/26/2033(b)	1,522,000	1,484,072
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	2,608,000	2,662,954
5.00%, 05/02/2033(b)	1,368,000	1,403,586
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	2,685,000	2,850,455
5.78%, 07/13/2033	970,000	1,031,452
5.81%, 09/14/2033(b)	1,380,000	1,480,882
		19,699,272
Beverages-1.85%
Brown-Forman Corp., 4.75%, 04/15/2033	1,000,000	1,010,154
Constellation Brands, Inc., 4.90%, 05/01/2033	1,150,000	1,146,813
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	1,150,000	1,215,478
5.63%, 10/05/2033	1,380,000	1,472,570
PepsiCo, Inc., 4.45%, 02/15/2033(b)	1,437,000	1,485,603
		6,330,618
	Principal Amount	Value
Biotechnology-2.74%
Amgen, Inc.
4.20%, 03/01/2033	$1,130,000	$1,082,307
5.25%, 03/02/2033	6,512,000	6,695,132
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,530,000	1,594,491
		9,371,930
Building Products-0.28%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	917,000	970,422
Capital Markets-2.07%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	1,150,000	1,184,510
BlackRock, Inc., 4.75%, 05/25/2033	1,910,000	1,935,373
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	1,580,000	1,750,498
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	1,150,000	1,232,825
6.09%, 07/12/2033	895,000	956,072
		7,059,278
Chemicals-2.25%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	920,000	939,756
Celanese US Holdings LLC, 6.70%, 11/15/2033	1,530,000	1,655,125
Dow Chemical Co. (The), 6.30%, 03/15/2033	918,000	999,716
Eastman Chemical Co., 5.75%, 03/08/2033	770,000	803,715
EIDP, Inc., 4.80%, 05/15/2033	905,000	908,181
FMC Corp., 5.65%, 05/18/2033(b)	770,000	788,221
LYB International Finance III LLC, 5.63%, 05/15/2033(b)	770,000	808,912
Mosaic Co. (The), 5.45%, 11/15/2033(b)	770,000	786,462
		7,690,088
Commercial Services & Supplies-1.11%
Republic Services, Inc.
2.38%, 03/15/2033	1,066,000	893,657
5.00%, 12/15/2033	1,000,000	1,018,368
Waste Connections, Inc., 4.20%, 01/15/2033	1,140,000	1,098,884
Waste Management, Inc., 4.63%, 02/15/2033	770,000	771,764
		3,782,673
Consumer Finance-0.71%
Ally Financial, Inc., 6.70%, 02/14/2033	770,000	793,317
General Motors Financial Co., Inc., 6.40%, 01/09/2033(b)	1,520,000	1,629,778
		2,423,095
Consumer Staples Distribution & Retail-1.34%
Dollar General Corp., 5.45%, 07/05/2033	1,536,000	1,537,901
Target Corp., 4.40%, 01/15/2033	770,000	771,488
Walmart, Inc., 4.10%, 04/15/2033(b)	2,279,000	2,257,017
		4,566,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2024
	Principal Amount	Value
Containers & Packaging-0.46%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	$763,000	$ 796,039
WRKCo, Inc., 3.00%, 06/15/2033	870,000	759,611
		1,555,650
Distributors-0.28%
LKQ Corp., 6.25%, 06/15/2033	914,000	960,561
Diversified Telecommunication Services-3.17%
AT&T, Inc., 2.55%, 12/01/2033	5,736,000	4,752,807
Bell Canada (Canada), 5.10%, 05/11/2033	1,299,000	1,311,232
Verizon Communications, Inc.
5.05%, 05/09/2033	1,530,000	1,558,008
4.50%, 08/10/2033	3,275,000	3,186,210
		10,808,257
Electric Utilities-8.83%
American Electric Power Co., Inc., 5.63%, 03/01/2033	1,300,000	1,358,981
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	920,000	925,085
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	770,000	796,210
Constellation Energy Generation LLC, 5.80%, 03/01/2033	915,000	961,415
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	1,914,000	1,945,085
Duke Energy Corp., 5.75%, 09/15/2033	915,000	967,419
Duke Energy Florida LLC, 5.88%, 11/15/2033	920,000	990,902
Duke Energy Progress LLC, 5.25%, 03/15/2033	770,000	797,567
Entergy Louisiana LLC, 4.00%, 03/15/2033	1,136,000	1,064,233
Eversource Energy, 5.13%, 05/15/2033	1,225,000	1,226,674
Exelon Corp., 5.30%, 03/15/2033	1,293,000	1,331,597
Florida Power & Light Co.
5.10%, 04/01/2033	1,150,000	1,185,232
4.80%, 05/15/2033	1,140,000	1,150,539
Georgia Power Co., 4.95%, 05/17/2033(b)	1,535,000	1,552,573
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	1,000,000	1,068,710
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	1,529,000	1,542,621
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,230,000	1,307,713
Pacific Gas and Electric Co.
6.15%, 01/15/2033	1,135,000	1,195,704
6.40%, 06/15/2033	1,750,000	1,871,200
PECO Energy Co., 4.90%, 06/15/2033	876,000	889,493
PPL Electric Utilities Corp., 5.00%, 05/15/2033	885,000	898,643
Public Service Electric and Gas Co.
4.65%, 03/15/2033	765,000	764,900
5.20%, 08/01/2033	770,000	796,968
Southern Co. (The), 5.20%, 06/15/2033(b)	1,150,000	1,176,519
Virginia Electric and Power Co., 5.00%, 04/01/2033	1,140,000	1,149,177
Xcel Energy, Inc., 5.45%, 08/15/2033	1,215,000	1,242,440
		30,157,600
	Principal Amount	Value
Electrical Equipment-0.59%
Regal Rexnord Corp., 6.40%, 04/15/2033	$1,900,000	$ 2,017,676
Electronic Equipment, Instruments & Components-0.95%
Eaton Corp., 4.15%, 03/15/2033	1,990,000	1,935,476
Trimble, Inc., 6.10%, 03/15/2033	1,230,000	1,315,305
		3,250,781
Energy Equipment & Services-0.23%
Schlumberger Investment S.A., 4.85%, 05/15/2033	760,000	771,997
Financial Services-2.70%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	2,300,000	2,006,014
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	769,000	846,958
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	845,000	903,072
Equitable Holdings, Inc., 5.59%, 01/11/2033	760,000	786,417
Fiserv, Inc.
5.60%, 03/02/2033	1,370,000	1,434,531
5.63%, 08/21/2033	1,990,000	2,083,324
Mastercard, Inc., 4.85%, 03/09/2033	1,140,000	1,174,342
		9,234,658
Food Products-2.68%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	760,000	750,528
General Mills, Inc., 4.95%, 03/29/2033	1,533,000	1,546,811
J.M. Smucker Co. (The), 6.20%, 11/15/2033	1,530,000	1,667,738
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	2,785,000	2,852,631
McCormick & Co., Inc., 4.95%, 04/15/2033	768,000	781,023
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	1,480,000	1,566,620
		9,165,351
Gas Utilities-1.10%
Atmos Energy Corp., 5.90%, 11/15/2033	1,100,000	1,192,399
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	915,000	945,770
Southern California Gas Co., 5.20%, 06/01/2033	770,000	791,906
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033(b)	770,000	814,380
		3,744,455
Ground Transportation-1.19%
CSX Corp., 5.20%, 11/15/2033(b)	910,000	946,916
Norfolk Southern Corp., 4.45%, 03/01/2033	750,000	739,613
Ryder System, Inc., 6.60%, 12/01/2033(b)	910,000	1,006,081
Union Pacific Corp., 4.50%, 01/20/2033(b)	1,380,000	1,379,089
		4,071,699
Health Care Equipment & Supplies-0.45%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	1,530,000	1,520,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2024
	Principal Amount	Value
Health Care Providers & Services-5.84%
Cigna Group (The), 5.40%, 03/15/2033	$1,227,000	$ 1,271,057
CVS Health Corp.
5.25%, 02/21/2033	2,685,000	2,702,215
5.30%, 06/01/2033	1,915,000	1,924,085
Elevance Health, Inc., 4.75%, 02/15/2033	1,530,000	1,525,949
HCA, Inc., 5.50%, 06/01/2033(b)	1,913,000	1,958,203
Humana, Inc., 5.88%, 03/01/2033	1,151,000	1,210,507
McKesson Corp., 5.10%, 07/15/2033	915,000	940,110
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	895,000	921,553
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,140,000	1,255,207
UnitedHealth Group, Inc.
5.35%, 02/15/2033	3,059,000	3,202,851
4.50%, 04/15/2033(b)	2,275,000	2,248,939
UPMC, 5.04%, 05/15/2033	764,000	774,655
		19,935,331
Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	1,520,000	1,193,303
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033(b)	1,075,000	910,277
		2,103,580
Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033(b)	760,000	815,116
Marriott International, Inc., Series II, 2.75%, 10/15/2033	1,058,000	887,900
McDonald’s Corp., 4.95%, 08/14/2033	915,000	936,772
Starbucks Corp., 4.80%, 02/15/2033(b)	766,000	778,960
		3,418,748
Household Products-0.61%
Colgate-Palmolive Co., 4.60%, 03/01/2033	770,000	785,282
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	1,305,000	1,295,917
		2,081,199
Industrial Conglomerates-0.51%
Honeywell International, Inc., 5.00%, 02/15/2033	1,685,000	1,734,973
Industrial REITs-0.63%
Prologis L.P.
4.63%, 01/15/2033	994,000	986,395
4.75%, 06/15/2033	1,150,000	1,150,542
		2,136,937
Insurance-2.61%
Allstate Corp. (The), 5.25%, 03/30/2033(b)	1,150,000	1,190,584
American International Group, Inc., 5.13%, 03/27/2033(b)	1,150,000	1,173,485
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,150,000	1,186,589
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033(b)	915,000	966,491
MetLife, Inc., 5.38%, 07/15/2033(b)	1,533,000	1,606,357
Progressive Corp. (The), 4.95%, 06/15/2033	770,000	791,587
	Principal Amount	Value
Insurance-(continued)
Travelers Property Casualty Corp., 6.38%, 03/15/2033	$742,000	$ 836,378
Willis North America, Inc., 5.35%, 05/15/2033	1,150,000	1,171,790
		8,923,261
Interactive Media & Services-0.81%
Meta Platforms, Inc., 4.95%, 05/15/2033(b)	2,684,000	2,770,463
IT Services-0.34%
International Business Machines Corp., 4.75%, 02/06/2033	1,148,000	1,160,881
Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033(b)	1,530,000	1,579,128
Machinery-1.73%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	1,520,000	1,604,153
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	1,530,000	1,595,451
Nordson Corp., 5.80%, 09/15/2033	770,000	821,292
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	765,000	785,726
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	1,072,000	1,112,095
		5,918,717
Media-3.55%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033(b)	1,530,000	1,391,457
Comcast Corp.
4.25%, 01/15/2033	2,605,000	2,519,322
4.65%, 02/15/2033(b)	1,535,000	1,535,157
7.05%, 03/15/2033	1,150,000	1,331,282
4.80%, 05/15/2033(b)	1,533,000	1,543,582
Fox Corp., 6.50%, 10/13/2033	1,895,000	2,053,948
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	1,530,000	1,745,059
		12,119,807
Metals & Mining-0.37%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	1,153,000	1,269,808
Multi-Utilities-1.98%
Ameren Illinois Co., 4.95%, 06/01/2033	770,000	780,508
Arizona Public Service Co., 5.55%, 08/01/2033	750,000	771,626
Consumers Energy Co., 4.63%, 05/15/2033	1,075,000	1,068,776
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	780,000	791,156
DTE Electric Co., 5.20%, 04/01/2033	923,000	953,131
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	1,222,000	1,280,889
Sempra, 5.50%, 08/01/2033	1,076,000	1,111,497
		6,757,583
Office REITs-0.29%
Boston Properties L.P., 2.45%, 10/01/2033	1,290,000	1,005,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2024
	Principal Amount	Value
Oil, Gas & Consumable Fuels-11.78%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	$3,445,000	$3,447,762
4.89%, 09/11/2033	2,300,000	2,314,111
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	2,140,000	2,254,096
ConocoPhillips Co., 5.05%, 09/15/2033	1,535,000	1,575,107
Diamondback Energy, Inc., 6.25%, 03/15/2033	1,667,000	1,791,714
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	3,527,000	3,679,338
2.50%, 08/01/2033	1,530,000	1,266,749
Energy Transfer L.P.
5.75%, 02/15/2033	2,300,000	2,393,226
6.55%, 12/01/2033	2,295,000	2,511,339
Enterprise Products Operating LLC
5.35%, 01/31/2033(b)	1,534,000	1,596,095
Series D, 6.88%, 03/01/2033	760,000	865,840
Hess Corp., 7.13%, 03/15/2033	813,000	926,998
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	760,000	875,813
Kinder Morgan, Inc.
4.80%, 02/01/2033	1,150,000	1,124,477
5.20%, 06/01/2033	2,274,000	2,280,490
MPLX L.P., 5.00%, 03/01/2033	1,670,000	1,653,547
ONEOK, Inc., 6.05%, 09/01/2033	2,275,000	2,402,751
Ovintiv, Inc., 6.25%, 07/15/2033	915,000	966,715
Phillips 66 Co., 5.30%, 06/30/2033	1,376,000	1,408,894
Targa Resources Corp.
4.20%, 02/01/2033	1,106,000	1,029,344
6.13%, 03/15/2033	1,360,000	1,445,446
Western Midstream Operating L.P., 6.15%, 04/01/2033	1,145,000	1,204,009
Williams Cos., Inc. (The), 5.65%, 03/15/2033	1,150,000	1,194,990
		40,208,851
Personal Care Products-1.25%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	1,075,000	1,073,333
Kenvue, Inc., 4.90%, 03/22/2033	1,893,000	1,937,775
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	1,230,000	1,274,184
		4,285,292
Pharmaceuticals-2.81%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	770,000	791,496
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	1,530,000	1,667,373
Eli Lilly and Co., 4.70%, 02/27/2033	1,533,000	1,556,906
Johnson & Johnson
4.95%, 05/15/2033(b)	765,000	814,011
4.38%, 12/05/2033	1,306,000	1,330,107
Merck & Co., Inc.
4.50%, 05/17/2033	2,295,000	2,298,645
6.50%, 12/01/2033	1,000,000	1,143,828
		9,602,366
Professional Services-0.73%
Concentrix Corp., 6.85%, 08/02/2033(b)	835,000	872,783
	Principal Amount	Value
Professional Services-(continued)
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	$769,000	$ 793,365
Verisk Analytics, Inc., 5.75%, 04/01/2033	765,000	812,829
		2,478,977
Retail REITs-1.09%
Kimco Realty OP LLC, 4.60%, 02/01/2033	1,000,000	977,985
NNN REIT, Inc., 5.60%, 10/15/2033	770,000	792,210
Realty Income Corp., 4.90%, 07/15/2033(b)	915,000	910,136
Simon Property Group L.P., 5.50%, 03/08/2033	999,000	1,044,297
		3,724,628
Semiconductors & Semiconductor Equipment-2.80%
Intel Corp., 5.20%, 02/10/2033(b)	3,445,000	3,432,902
Marvell Technology, Inc., 5.95%, 09/15/2033	761,000	808,803
Micron Technology, Inc.
5.88%, 02/09/2033	1,139,000	1,199,182
5.88%, 09/15/2033	1,380,000	1,454,368
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	1,075,000	1,150,809
Texas Instruments, Inc., 4.90%, 03/14/2033(b)	1,455,000	1,509,055
		9,555,119
Software-1.25%
Intuit, Inc., 5.20%, 09/15/2033	1,895,000	1,975,438
Oracle Corp., 4.90%, 02/06/2033	2,295,000	2,297,615
		4,273,053
Specialized REITs-1.79%
American Tower Corp.
5.65%, 03/15/2033	1,230,000	1,282,654
5.55%, 07/15/2033	1,306,000	1,354,530
5.90%, 11/15/2033	1,148,000	1,218,977
Crown Castle, Inc., 5.10%, 05/01/2033	1,150,000	1,149,964
Public Storage Operating Co., 5.10%, 08/01/2033(b)	1,076,000	1,103,059
		6,109,184
Specialty Retail-3.00%
AutoZone, Inc.
4.75%, 02/01/2033(b)	832,000	821,856
6.55%, 11/01/2033	760,000	840,444
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033(b)	1,000,000	1,059,840
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	1,532,000	1,624,426
Leidos, Inc., 5.75%, 03/15/2033	1,150,000	1,196,242
Lowe’s Cos., Inc.
5.00%, 04/15/2033	1,915,000	1,947,980
5.15%, 07/01/2033(b)	1,531,000	1,576,700
Tractor Supply Co., 5.25%, 05/15/2033	1,150,000	1,177,479
		10,244,967
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc., 4.30%, 05/10/2033(b)	1,530,000	1,561,253
HP, Inc., 5.50%, 01/15/2033(b)	1,675,000	1,733,162
		3,294,415
Textiles, Apparel & Luxury Goods-0.60%
Tapestry, Inc., 7.85%, 11/27/2033	1,900,000	2,034,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2024
	Principal Amount	Value
Tobacco-2.36%
Altria Group, Inc., 6.88%, 11/01/2033	$770,000	$ 862,563
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	1,915,000	2,077,568
Philip Morris International, Inc.
5.38%, 02/15/2033	3,418,000	3,526,471
5.63%, 09/07/2033	1,528,000	1,605,264
		8,071,866
Wireless Telecommunication Services-1.76%
T-Mobile USA, Inc.
5.20%, 01/15/2033	1,910,000	1,956,749
5.05%, 07/15/2033	3,988,000	4,038,503
		5,995,252
Total U.S. Dollar Denominated Bonds & Notes (Cost $328,759,585)		336,138,619
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $774,511)	774,511	774,511
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.67% (Cost $329,534,096)		336,913,130
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.98%
Invesco Private Government Fund, 5.28%(c)(d)(e)	7,549,325	$ 7,549,325
Invesco Private Prime Fund, 5.46%(c)(d)(e)	19,682,471	19,690,344
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,238,943)		27,239,669
TOTAL INVESTMENTS IN SECURITIES-106.65% (Cost $356,773,039)		364,152,799
OTHER ASSETS LESS LIABILITIES-(6.65)%		(22,691,610)
NET ASSETS-100.00%		$341,461,189

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,135,649	$(10,361,138)	$-	$-	$774,511	$22,703
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	17,644,669	(10,095,344)	-	-	7,549,325	52,461*
Invesco Private Prime Fund	-	41,951,253	(22,261,566)	726	(69)	19,690,344	140,355*
Total	$-	$70,731,571	$(42,718,048)	$726	$(69)	$28,014,180	$215,519

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.69%
Aerospace & Defense-2.87%
Boeing Co. (The), 3.60%, 05/01/2034	$60,000	$ 51,130
L3Harris Technologies, Inc., 5.35%, 06/01/2034	60,000	61,561
Lockheed Martin Corp.
4.75%, 02/15/2034	70,000	70,947
4.80%, 08/15/2034	50,000	50,776
Northrop Grumman Corp., 4.90%, 06/01/2034	70,000	70,689
RTX Corp., 6.10%, 03/15/2034	130,000	141,599
		446,702
Air Freight & Logistics-1.06%
FedEx Corp., 4.90%, 01/15/2034	40,000	40,440
GXO Logistics, Inc., 6.50%, 05/06/2034	40,000	41,588
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	80,000	82,990
		165,018
Automobiles-1.75%
American Honda Finance Corp., 4.90%, 01/10/2034	60,000	60,568
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	140,000	141,774
Toyota Motor Credit Corp., 4.80%, 01/05/2034	70,000	70,447
		272,789
Banks-3.69%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	100,000	104,885
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	70,000	73,811
Citibank N.A., 5.57%, 04/30/2034	170,000	178,629
Royal Bank of Canada (Canada), 5.15%, 02/01/2034	100,000	102,553
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	110,000	114,641
		574,519
Beverages-1.66%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	80,000	82,082
Coca-Cola Co. (The), 5.00%, 05/13/2034	80,000	83,203
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	40,000	41,636
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	50,000	51,566
		258,487
Biotechnology-1.65%
AbbVie, Inc., 5.05%, 03/15/2034	250,000	257,711
Broadline Retail-0.66%
Amazon.com, Inc., 4.80%, 12/05/2034	100,000	102,993
Building Products-0.75%
Carrier Global Corp., 5.90%, 03/15/2034	40,000	43,176
Owens Corning, 5.70%, 06/15/2034	70,000	73,097
		116,273
Capital Markets-2.50%
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	60,000	65,328
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	130,000	136,889
	Principal Amount	Value
Capital Markets-(continued)
Nasdaq, Inc., 5.55%, 02/15/2034	$100,000	$ 104,200
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	80,000	83,114
		389,531
Chemicals-2.60%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	100,000	101,565
CF Industries, Inc., 5.15%, 03/15/2034	50,000	49,884
Dow Chemical Co. (The)
5.15%, 02/15/2034	50,000	50,559
4.25%, 10/01/2034	30,000	28,397
Eastman Chemical Co., 5.63%, 02/20/2034	60,000	61,812
LYB International Finance III LLC, 5.50%, 03/01/2034	60,000	61,546
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	50,000	50,970
		404,733
Commercial Services & Supplies-1.76%
Republic Services, Inc.
5.00%, 04/01/2034	70,000	71,248
5.20%, 11/15/2034	40,000	41,226
Waste Connections, Inc., 5.00%, 03/01/2034	60,000	60,939
Waste Management, Inc., 4.88%, 02/15/2034(b)	100,000	101,576
		274,989
Communications Equipment-1.93%
Cisco Systems, Inc., 5.05%, 02/26/2034	210,000	217,645
Motorola Solutions, Inc., 5.40%, 04/15/2034	80,000	82,567
		300,212
Construction Materials-0.40%
CRH America Finance, Inc., 5.40%, 05/21/2034	60,000	61,829
Consumer Finance-1.54%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	130,000	136,030
5.95%, 04/04/2034	100,000	103,561
		239,591
Consumer Staples Distribution & Retail-0.28%
Sysco Corp., 6.00%, 01/17/2034	40,000	43,353
Diversified REITs-0.33%
VICI Properties L.P., 5.75%, 04/01/2034(b)	50,000	51,540
Diversified Telecommunication Services-2.90%
AT&T, Inc., 5.40%, 02/15/2034(b)	230,000	237,595
Bell Canada (Canada), 5.20%, 02/15/2034	60,000	61,015
Verizon Communications, Inc., 4.40%, 11/01/2034	160,000	153,641
		452,251
Electric Utilities-8.85%
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	50,000	52,644
Constellation Energy Generation LLC, 6.13%, 01/15/2034	40,000	43,018
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	50,000	50,244
Duke Energy Corp., 5.45%, 06/15/2034	60,000	61,841
Duke Energy Progress LLC, 5.10%, 03/15/2034	40,000	41,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2024
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Louisiana LLC, 5.35%, 03/15/2034	$40,000	$ 41,167
Eversource Energy
5.50%, 01/01/2034	50,000	51,070
5.95%, 07/15/2034	60,000	63,163
Exelon Corp., 5.45%, 03/15/2034	50,000	51,662
Florida Power & Light Co., 5.30%, 06/15/2034(b)	60,000	62,551
Georgia Power Co., 5.25%, 03/15/2034	80,000	82,558
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	90,000	91,568
Pacific Gas and Electric Co.
6.95%, 03/15/2034	70,000	78,174
5.80%, 05/15/2034	90,000	92,691
PacifiCorp, 5.45%, 02/15/2034	90,000	92,004
PPL Electric Utilities Corp., 4.85%, 02/15/2034	50,000	50,563
Southern California Edison Co.
6.00%, 01/15/2034	40,000	43,189
5.20%, 06/01/2034	80,000	81,323
Southern Co. (The), 5.70%, 03/15/2034	90,000	95,004
Union Electric Co., 5.20%, 04/01/2034	40,000	41,036
Virginia Electric and Power Co., 5.00%, 01/15/2034	40,000	40,313
Xcel Energy, Inc., 5.50%, 03/15/2034	70,000	71,715
		1,378,729
Electronic Equipment, Instruments & Components-0.93%
Amphenol Corp., 5.25%, 04/05/2034	50,000	51,466
Arrow Electronics, Inc., 5.88%, 04/10/2034	40,000	40,945
TD SYNNEX Corp., 6.10%, 04/12/2034	50,000	52,019
		144,430
Energy Equipment & Services-0.26%
Schlumberger Investment S.A., 5.00%, 06/01/2034	40,000	40,790
Entertainment-0.58%
Walt Disney Co. (The), 6.20%, 12/15/2034	80,000	89,878
Financial Services-3.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.30%, 01/19/2034	60,000	60,796
BlackRock Funding, Inc., 5.00%, 03/14/2034	80,000	82,557
Corebridge Financial, Inc., 5.75%, 01/15/2034	60,000	62,607
Fiserv, Inc., 5.45%, 03/15/2034	60,000	61,879
LPL Holdings, Inc., 6.00%, 05/20/2034	40,000	41,137
Mastercard, Inc., 4.88%, 05/09/2034	80,000	82,140
PayPal Holdings, Inc., 5.15%, 06/01/2034	70,000	71,925
TPG Operating Group II, L.P., 5.88%, 03/05/2034	40,000	42,082
		505,123
Food Products-1.60%
Campbell Soup Co., 5.40%, 03/21/2034	80,000	82,669
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	40,000	44,266
Tyson Foods, Inc.
5.70%, 03/15/2034	80,000	83,276
4.88%, 08/15/2034	40,000	39,650
		249,861
Ground Transportation-0.29%
Canadian National Railway Co. (Canada), 6.25%, 08/01/2034	40,000	45,031
	Principal Amount	Value
Health Care Equipment & Supplies-0.65%
Becton, Dickinson and Co., 5.11%, 02/08/2034	$50,000	$ 50,822
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	50,000	51,050
		101,872
Health Care Providers & Services-4.89%
Cardinal Health, Inc., 5.45%, 02/15/2034	40,000	41,355
Cencora, Inc., 5.13%, 02/15/2034	40,000	40,709
Cigna Group (The), 5.25%, 02/15/2034	100,000	102,171
CommonSpirit Health, 5.32%, 12/01/2034	60,000	61,385
CVS Health Corp., 5.70%, 06/01/2034(b)	100,000	102,487
Elevance Health, Inc., 5.38%, 06/15/2034	80,000	82,932
HCA, Inc., 5.60%, 04/01/2034	110,000	113,092
Humana, Inc., 5.95%, 03/15/2034	70,000	74,057
Icon Investments Six DAC, 6.00%, 05/08/2034	40,000	42,145
UnitedHealth Group, Inc., 5.00%, 04/15/2034	100,000	101,646
		761,979
Health Care REITs-0.65%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	70,000	59,231
Ventas Realty, L.P., 5.63%, 07/01/2034	40,000	41,435
		100,666
Hotel & Resort REITs-0.32%
Host Hotels & Resorts, L.P., 5.70%, 07/01/2034	50,000	50,707
Hotels, Restaurants & Leisure-1.64%
Choice Hotels International, Inc., 5.85%, 08/01/2034	50,000	51,133
Las Vegas Sands Corp., 6.20%, 08/15/2034	40,000	40,999
Marriott International, Inc., 5.30%, 05/15/2034	80,000	81,386
McDonald’s Corp., 5.20%, 05/17/2034	40,000	41,733
Starbucks Corp., 5.00%, 02/15/2034	40,000	40,614
		255,865
Household Products-0.39%
Procter & Gamble Co. (The), 4.55%, 01/29/2034	60,000	61,197
Independent Power and Renewable Electricity Producers-0.33%
NSTAR Electric Co., 5.40%, 06/01/2034	50,000	52,220
Industrial Conglomerates-0.51%
Honeywell International, Inc., 4.50%, 01/15/2034	80,000	79,461
Industrial REITs-0.85%
Prologis L.P.
5.13%, 01/15/2034	60,000	61,397
5.00%, 03/15/2034	70,000	70,808
		132,205
Insurance-4.47%
Aon North America, Inc., 5.45%, 03/01/2034	150,000	155,314
Arthur J. Gallagher & Co., 5.45%, 07/15/2034(b)	40,000	41,136
Brown & Brown, Inc., 5.65%, 06/11/2034	50,000	51,559
Chubb INA Holdings LLC, 5.00%, 03/15/2034	80,000	82,011
CNA Financial Corp., 5.13%, 02/15/2034	40,000	40,377
CNO Financial Group, Inc., 6.45%, 06/15/2034	60,000	62,641
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	60,000	62,120
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	40,000	41,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2024
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
6.38%, 06/15/2034	$60,000	$67,078
5.30%, 12/15/2034	40,000	41,501
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	50,000	51,953
		697,151
IT Services-0.27%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	40,000	42,132
Leisure Products-0.27%
Hasbro, Inc., 6.05%, 05/14/2034	40,000	41,429
Life Sciences Tools & Services-0.27%
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	40,000	41,699
Machinery-2.91%
AGCO Corp., 5.80%, 03/21/2034	60,000	61,751
Cummins, Inc., 5.15%, 02/20/2034	60,000	62,262
Ingersoll Rand, Inc., 5.45%, 06/15/2034(b)	60,000	62,425
John Deere Capital Corp.
5.10%, 04/11/2034	80,000	82,708
5.05%, 06/12/2034	70,000	72,050
Parker-Hannifin Corp., 4.20%, 11/21/2034	30,000	28,675
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	40,000	41,102
Wabtec Corp., 5.61%, 03/11/2034	40,000	41,678
		452,651
Media-2.23%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	60,000	62,546
6.55%, 06/01/2034	100,000	103,646
Comcast Corp.
5.30%, 06/01/2034(b)	110,000	114,075
4.20%, 08/15/2034	70,000	66,631
		346,898
Metals & Mining-0.98%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034	40,000	41,458
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	60,000	61,221
Steel Dynamics, Inc., 5.38%, 08/15/2034	50,000	50,729
		153,408
Multi-Utilities-1.72%
DTE Electric Co., 5.20%, 03/01/2034	40,000	41,301
DTE Energy Co., 5.85%, 06/01/2034	70,000	73,755
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	60,000	61,332
NiSource, Inc., 5.35%, 04/01/2034	50,000	51,065
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	40,000	41,147
		268,600
Office REITs-0.41%
Boston Properties L.P., 6.50%, 01/15/2034	60,000	63,638
Oil, Gas & Consumable Fuels-11.03%
Boardwalk Pipelines, L.P., 5.63%, 08/01/2034	40,000	40,857
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
BP Capital Markets America, Inc.
4.99%, 04/10/2034	$80,000	$80,879
5.23%, 11/17/2034	80,000	82,352
Coterra Energy, Inc., 5.60%, 03/15/2034	40,000	40,970
Diamondback Energy, Inc., 5.40%, 04/18/2034(b)	110,000	112,003
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	100,000	103,237
Energy Transfer L.P.
5.55%, 05/15/2034	100,000	102,645
5.60%, 09/01/2034	100,000	102,996
Enterprise Products Operating LLC, 4.85%, 01/31/2034	80,000	80,372
EQT Corp., 5.75%, 02/01/2034	60,000	61,314
Kinder Morgan, Inc.
5.40%, 02/01/2034	80,000	81,241
5.30%, 12/01/2034(b)	50,000	50,322
Marathon Oil Corp., 5.70%, 04/01/2034	50,000	52,781
MPLX L.P., 5.50%, 06/01/2034	140,000	142,497
Ovintiv, Inc., 6.50%, 08/15/2034	50,000	54,210
Phillips 66, 4.65%, 11/15/2034	70,000	67,768
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	50,000	51,157
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	40,000	42,406
Targa Resources Corp., 6.50%, 03/30/2034	80,000	87,351
TotalEnergies Capital (France), 5.15%, 04/05/2034	100,000	103,429
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	100,000	97,238
Williams Cos., Inc. (The), 5.15%, 03/15/2034	80,000	80,393
		1,718,418
Passenger Airlines-0.15%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	26,783	23,244
Personal Care Products-0.33%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034(b)	50,000	50,940
Pharmaceuticals-5.14%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	130,000	133,922
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	210,000	217,903
Eli Lilly and Co., 4.70%, 02/09/2034	130,000	131,715
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	40,000	42,615
Johnson & Johnson, 4.95%, 06/01/2034	70,000	73,247
Royalty Pharma PLC, 5.40%, 09/02/2034	40,000	40,463
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	90,000	92,407
Wyeth LLC, 6.50%, 02/01/2034	60,000	67,995
		800,267
Professional Services-0.33%
Verisk Analytics, Inc., 5.25%, 06/05/2034	50,000	50,948
Real Estate Management & Development-0.54%
CBRE Services, Inc., 5.95%, 08/15/2034	80,000	84,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2024
	Principal Amount	Value
Residential REITs-0.59%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	$50,000	$50,947
5.50%, 07/15/2034	40,000	40,819
		91,766
Retail REITs-1.28%
Kimco Realty OP LLC, 6.40%, 03/01/2034(b)	40,000	44,084
NNN REIT, Inc., 5.50%, 06/15/2034	40,000	40,925
Realty Income Corp., 5.13%, 02/15/2034	70,000	70,665
Simon Property Group, L.P., 6.25%, 01/15/2034(b)	40,000	43,758
		199,432
Semiconductors & Semiconductor Equipment-1.43%
Analog Devices, Inc., 5.05%, 04/01/2034	50,000	51,600
Intel Corp., 5.15%, 02/21/2034	80,000	79,267
KLA Corp., 4.70%, 02/01/2034(b)	40,000	40,244
Texas Instruments, Inc., 4.85%, 02/08/2034	50,000	51,576
		222,687
Software-1.57%
Adobe, Inc., 4.95%, 04/04/2034	60,000	62,023
Atlassian Corp., 5.50%, 05/15/2034	40,000	40,993
Oracle Corp., 4.30%, 07/08/2034	150,000	141,890
		244,906
Specialized REITs-1.06%
American Tower Corp., 5.45%, 02/15/2034(b)	50,000	51,654
Crown Castle, Inc., 5.80%, 03/01/2034	60,000	62,843
Extra Space Storage L.P., 5.40%, 02/01/2034	50,000	50,923
		165,420
Specialty Retail-1.91%
AutoZone, Inc., 5.40%, 07/15/2034	60,000	61,491
Dell International LLC/EMC Corp., 5.40%, 04/15/2034(b)	80,000	82,127
Home Depot, Inc. (The), 4.95%, 06/25/2034	150,000	153,771
		297,389
Technology Hardware, Storage & Peripherals-0.52%
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	80,000	80,655
Tobacco-1.46%
B.A.T Capital Corp. (United Kingdom), 6.00%, 02/20/2034	70,000	73,853
Philip Morris International, Inc., 5.25%, 02/13/2034	150,000	153,431
		227,284
	Principal Amount	Value
Water Utilities-0.66%
American Water Capital Corp., 5.15%, 03/01/2034	$60,000	$ 61,672
Essential Utilities, Inc., 5.38%, 01/15/2034	40,000	40,876
		102,548
Wireless Telecommunication Services-1.85%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	100,000	100,926
T-Mobile USA, Inc.
5.75%, 01/15/2034	80,000	84,840
5.15%, 04/15/2034	100,000	101,843
		287,609
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,018,494)		15,218,225
	Shares
Money Market Funds-0.95%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $148,045)	148,045	148,045
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.64% (Cost $15,166,539)		15,366,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.56%
Invesco Private Government Fund, 5.28%(c)(d)(e)	187,415	187,415
Invesco Private Prime Fund, 5.46%(c)(d)(e)	679,332	679,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $867,002)		867,019
TOTAL INVESTMENTS IN SECURITIES-104.20% (Cost $16,033,541)		16,233,289
OTHER ASSETS LESS LIABILITIES-(4.20)%		(654,841)
NET ASSETS-100.00%		$15,578,448

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$264,011	$(115,966)	$-	$-	$148,045	$626
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	720,026	(532,611)	-	-	187,415	888*
Invesco Private Prime Fund	-	1,031,912	(352,345)	17	20	679,604	2,123*
Total	$-	$2,015,949	$(1,000,922)	$17	$20	$1,015,064	$3,637

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Treasury Securities-76.87%
U.S. Treasury Bills-76.87%
5.25%–5.26%, 09/19/2024	$86,000,000	$ 85,800,289
5.14%–5.20%, 10/17/2024	334,000,000	331,922,149
Total U.S. Treasury Securities (Cost $417,591,994)		417,722,438
U.S. Dollar Denominated Bonds & Notes-17.24%
Broadline Retail-0.60%
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)(c)	3,245,000	3,278,210
Consumer Finance-2.67%
Navient Corp., 5.88%, 10/25/2024	14,500,000	14,490,723
Entertainment-3.07%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	16,701,000	16,676,700
Health Care Providers & Services-1.01%
Owens & Minor, Inc., 4.38%, 12/15/2024	5,465,000	5,477,597
Media-5.68%
DISH DBS Corp., 5.88%, 11/15/2024	31,631,000	30,847,579
Metals & Mining-0.00%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(d)(e)	1,200,000	0
Mortgage REITs-0.73%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	4,000,000	3,972,203
Pharmaceuticals-3.48%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	19,000,000	18,924,268
Total U.S. Dollar Denominated Bonds & Notes (Cost $95,400,537)		93,667,280
	Principal Amount	Value
Variable Rate Senior Loan Interests-5.54%(f)(g)
Technology Hardware, Storage & Peripherals-5.54%
Vericast Corp., Term Loan, 13.03% (1 mo. SOFR + 7.75%), 06/16/2026 (Cost $30,437,562)	$30,749,000	$ 30,095,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $543,430,093)		541,485,302
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.39%
Invesco Private Government Fund, 5.28%(h)(i)(j)	593,803	593,803
Invesco Private Prime Fund, 5.46%(h)(i)(j)	1,546,701	1,547,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,141,041)		2,141,123
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $545,571,134)		543,626,425
OTHER ASSETS LESS LIABILITIES-(0.04)%		(214,394)
NET ASSETS-100.00%		$543,412,031

Investment Abbreviations:
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $23,927,113, which represented 4.40% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,700,787	$1,153,693,335	$(1,177,394,122)	$-	$-	$-	$1,663,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,964,297	114,369,151	(125,739,645)	-	-	593,803	583,395*
Invesco Private Prime Fund	30,765,338	232,057,248	(261,287,642)	130	12,246	1,547,320	1,619,248*
Total	$66,430,422	$1,500,119,734	$(1,564,421,409)	$130	$12,246	$2,141,123	$3,866,022

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.14%
Aerospace & Defense-2.81%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$4,174,000	$ 4,249,144
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)(c)	22,620,000	24,571,699
		28,820,843
Automobile Components-4.01%
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	12,425,000	13,243,783
Clarios Global L.P., 6.75%, 05/15/2025(b)	10,410,000	10,444,311
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	4,600,000	4,591,453
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	12,807,000	12,860,905
		41,140,452
Automobiles-3.17%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)(c)	15,900,000	15,970,245
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	16,161,000	16,583,448
		32,553,693
Broadline Retail-1.41%
QVC, Inc., 4.45%, 02/15/2025(c)	14,552,000	14,447,863
Building Products-0.51%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	5,141,000	5,249,856
Chemicals-1.44%
Avient Corp., 5.75%, 05/15/2025(b)	14,751,000	14,773,348
Commercial Services & Supplies-3.83%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	9,116,000	9,137,322
GFL Environmental, Inc., 3.75%, 08/01/2025(b)	18,641,000	18,452,512
Matthews International Corp., 5.25%, 12/01/2025(b)(c)	6,800,000	6,678,311
OPENLANE, Inc., 5.13%, 06/01/2025(b)	4,996,000	4,992,987
		39,261,132
Communications Equipment-1.57%
Viasat, Inc., 5.63%, 09/15/2025(b)(c)	16,283,000	16,137,713
Construction Materials-1.29%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)	13,236,000	13,213,830
Consumer Finance-2.97%
Navient Corp., 6.75%, 06/25/2025	12,432,000	12,485,284
PRA Group, Inc., 7.38%, 09/01/2025(b)	6,571,000	6,571,000
SLM Corp., 4.20%, 10/29/2025(c)	11,481,000	11,383,209
		30,439,493
Consumer Staples Distribution & Retail-1.35%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	13,862,000	13,847,967
	Principal Amount	Value
Containers & Packaging-0.91%
Ball Corp., 5.25%, 07/01/2025(c)	$4,454,000	$ 4,458,012
Pactiv LLC, 7.95%, 12/15/2025	4,738,000	4,916,571
		9,374,583
Distributors-1.15%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)(c)	11,197,000	11,822,005
Electric Utilities-2.81%
DPL, Inc., 4.13%, 07/01/2025	9,666,000	9,518,777
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	17,660,000	19,290,388
		28,809,165
Electrical Equipment-3.01%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	30,062,000	30,865,768
Energy Equipment & Services-0.62%
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)(c)	6,197,000	6,338,527
Financial Services-3.76%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	14,826,000	14,789,332
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	4,958,000	4,815,653
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)(c)	18,976,000	18,965,736
		38,570,721
Food Products-0.64%
B&G Foods, Inc., 5.25%, 04/01/2025	6,557,000	6,532,488
Gas Utilities-0.77%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	7,953,000	7,935,466
Health Care Providers & Services-0.75%
Encompass Health Corp., 5.75%, 09/15/2025	7,660,000	7,652,272
Health Care REITs-1.00%
Diversified Healthcare Trust, 9.75%, 06/15/2025	10,236,000	10,262,255
Hotel & Resort REITs-1.04%
XHR L.P., 6.38%, 08/15/2025(b)	10,676,000	10,684,754
Hotels, Restaurants & Leisure-19.55%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	12,431,000	12,422,108
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	36,561,000	37,361,869
Carnival Corp., 10.50%, 06/01/2030(b)	25,203,000	27,373,482
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)(c)	11,065,000	11,150,455
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)(c)	12,431,000	12,427,564
IRB Holding Corp., 7.00%, 06/15/2025(b)	19,017,000	19,037,171
Life Time, Inc., 8.00%, 04/15/2026(b)(c)	11,802,000	11,987,752
MGM Resorts International, 5.75%, 06/15/2025(c)	16,970,000	16,980,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
August 31, 2024
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Raising Cane’s Restaurants, L.L.C., 9.38%, 05/01/2029(b)(c)	$11,448,000	$ 12,370,468
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)(c)	8,750,000	8,831,314
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	6,691,000	6,692,920
Travel + Leisure Co., 6.60%, 10/01/2025	8,803,000	8,925,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)(c)	14,912,000	14,909,171
		200,469,948
Household Durables-1.22%
Newell Brands, Inc., 4.88%, 06/01/2025	12,574,000	12,543,326
Machinery-1.54%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025, (Acquired 09/06/2022 - 08/23/2024; Cost $15,718,983)(b)(c)(d)	15,883,000	15,762,664
Mortgage REITs-2.54%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	7,438,000	7,416,405
Rithm Capital Corp., 6.25%, 10/15/2025(b)	6,916,000	6,924,010
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	11,736,000	11,685,094
		26,025,509
Oil, Gas & Consumable Fuels-13.70%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	18,853,000	19,127,556
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	8,261,000	8,300,898
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	24,520,000	24,580,662
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	21,993,000	21,460,066
NuStar Logistics L.P., 5.75%, 10/01/2025	13,472,000	13,488,323
Range Resources Corp.
4.88%, 05/15/2025(c)	15,364,000	15,291,570
8.25%, 01/15/2029(c)	14,916,000	15,469,041
Southwestern Energy Co.
5.70%, 01/23/2025	9,733,000	9,719,977
8.38%, 09/15/2028	6,722,000	6,912,421
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	6,197,000	6,206,138
		140,556,652
Passenger Airlines-1.17%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	12,112,000	11,976,968
	Principal Amount	Value
Pharmaceuticals-4.10%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	$33,298,000	$ 32,090,947
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	10,552,000	9,964,451
		42,055,398
Software-4.66%
PTC, Inc., 3.63%, 02/15/2025(b)	12,475,000	12,377,795
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	38,654,000	35,455,474
		47,833,269
Specialty Retail-2.99%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	12,120,000	12,575,336
JELD-WEN, Inc., 4.63%, 12/15/2025(b)(c)	4,500,000	4,502,251
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	13,830,000	13,625,326
		30,702,913
Technology Hardware, Storage & Peripherals-0.85%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	8,802,000	8,670,417
Total U.S. Dollar Denominated Bonds & Notes (Cost $951,818,720)		955,331,258
	Shares
Money Market Funds-5.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $51,739,099)	51,739,099	51,739,099
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.19% (Cost $1,003,557,819)		1,007,070,357
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.27%
Invesco Private Government Fund, 5.28%(e)(f)(g)	26,335,623	26,335,623
Invesco Private Prime Fund, 5.46%(e)(f)(g)	68,676,333	68,703,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,035,751)		95,039,427
TOTAL INVESTMENTS IN SECURITIES-107.46% (Cost $1,098,593,570)		1,102,109,784
OTHER ASSETS LESS LIABILITIES-(7.46)%		(76,463,606)
NET ASSETS-100.00%		$1,025,646,178

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $715,662,068, which represented 69.78% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Restricted security. The value of this security at August 31, 2024 represented 1.54% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$34,363,349	$622,082,814	$(604,707,064)	$-	$-	$51,739,099	$2,109,766
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,736,260	184,882,173	(184,282,810)	-	-	26,335,623	1,335,518*
Invesco Private Prime Fund	66,178,954	402,493,104	(399,989,385)	3,342	17,789	68,703,804	3,618,105*
Total	$126,278,563	$1,209,458,091	$(1,188,979,259)	$3,342	$17,789	$146,778,526	$7,063,389

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.96%
Aerospace & Defense-2.53%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)(c)	$5,630,000	$ 6,146,581
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)(c)	9,000,000	10,083,537
		16,230,118
Automobile Components-1.58%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	3,522,000	3,490,737
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	6,751,000	6,672,686
		10,163,423
Automobiles-0.64%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	4,650,000	4,105,313
Banks-1.24%
Freedom Mortgage Corp.
7.63%, 05/01/2026(b)	3,756,000	3,775,032
12.25%, 10/01/2030(b)	3,750,000	4,164,480
		7,939,512
Capital Markets-0.88%
Aretec Group, Inc., 10.00%, 08/15/2030(b)(c)	5,250,000	5,674,032
Chemicals-1.94%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	1,554,000	1,534,786
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	3,480,000	3,393,000
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	5,700,000	5,622,082
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	1,880,000	1,882,486
		12,432,354
Commercial Services & Supplies-2.21%
Cimpress PLC (Ireland), 7.00%, 06/15/2026	3,920,000	3,916,845
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	2,999,000	2,947,335
GFL Environmental, Inc., 5.13%, 12/15/2026(b)(c)	3,754,000	3,742,957
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	3,591,000	3,589,787
		14,196,924
Communications Equipment-0.73%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	5,625,000	4,708,429
Construction & Engineering-2.14%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	10,010,000	10,919,128
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	2,812,000	2,814,195
		13,733,323
	Principal Amount	Value
Consumer Finance-4.47%
Credit Acceptance Corp., 6.63%, 03/15/2026	$2,998,000	$ 2,996,554
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	2,397,000	2,353,792
LFS Topco LLC, 5.88%, 10/15/2026(b)	2,030,000	1,896,251
Navient Corp., 6.75%, 06/15/2026(c)	3,750,000	3,820,245
OneMain Finance Corp., 7.13%, 03/15/2026	12,000,000	12,237,576
SLM Corp., 3.13%, 11/02/2026(c)	3,749,000	3,586,330
World Acceptance Corp., 7.00%, 11/01/2026(b)(c)	1,860,000	1,805,154
		28,695,902
Consumer Staples Distribution & Retail-1.11%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	5,320,000	5,143,574
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	1,790,000	1,767,688
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	190,000	180,949
		7,092,211
Containers & Packaging-2.30%
Ball Corp., 4.88%, 03/15/2026	1,920,000	1,913,745
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	2,184,000	2,157,121
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	1,538,000	1,529,135
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	2,630,000	2,765,471
LABL, Inc., 6.75%, 07/15/2026(b)(c)	5,254,000	5,232,153
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	1,160,000	1,178,653
		14,776,278
Diversified Consumer Services-0.47%
Graham Holdings Co., 5.75%, 06/01/2026(b)	3,003,000	3,019,619
Diversified Telecommunication Services-3.91%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	14,896,000	14,789,331
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)(c)	5,250,000	5,300,500
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	6,266,000	4,971,536
		25,061,367
Electric Utilities-3.07%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	9,000,000	9,753,633
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	2,435,000	2,442,133
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	7,500,000	7,497,949
		19,693,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
August 31, 2024
	Principal Amount	Value
Energy Equipment & Services-1.25%
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	$2,170,000	$2,169,960
9.88%, 07/15/2031(b)(c)	3,750,000	4,211,400
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	1,626,000	1,625,164
		8,006,524
Entertainment-0.35%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	2,253,000	2,242,122
Financial Services-4.83%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)(c)	4,240,000	4,230,675
Block, Inc., 2.75%, 06/01/2026(c)	7,500,000	7,210,183
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)(c)	3,005,000	3,094,320
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	2,250,000	2,246,536
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	3,750,000	3,709,422
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	2,341,000	2,308,264
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	8,624,000	8,210,016
		31,009,416
Gas Utilities-1.53%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	4,980,000	4,929,079
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	4,873,000	4,890,908
		9,819,987
Health Care Providers & Services-1.45%
LifePoint Health, Inc., 11.00%, 10/15/2030(b)(c)	8,250,000	9,308,029
Health Care REITs-0.55%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	3,750,000	3,531,088
Hotel & Resort REITs-0.57%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)(c)	3,750,000	3,628,799
Hotels, Restaurants & Leisure-9.47%
Carnival Corp., 7.63%, 03/01/2026(b)(c)	10,130,000	10,239,404
CCM Merger, Inc., 6.38%, 05/01/2026(b)	1,992,000	1,996,461
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	4,880,000	4,867,820
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	2,557,000	2,468,583
Life Time, Inc., 5.75%, 01/15/2026(b)	6,942,000	6,948,276
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	3,000,000	2,958,384
MGM Resorts International, 4.63%, 09/01/2026(c)	3,000,000	2,961,541
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	8,808,000	8,547,236
NCL Corp. Ltd., 8.13%, 01/15/2029(b)(c)	5,922,000	6,338,559
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	$2,626,000	$ 2,539,635
Travel + Leisure Co., 6.63%, 07/31/2026(b)(c)	4,880,000	4,969,909
Viking Cruises Ltd., 9.13%, 07/15/2031(b)(c)	5,400,000	5,928,266
		60,764,074
Household Durables-3.31%
Newell Brands, Inc., 5.70%, 04/01/2026(c)	14,888,000	14,851,108
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	6,380,000	6,357,713
		21,208,821
Independent Power and Renewable Electricity Producers-1.39%
Calpine Corp., 5.25%, 06/01/2026(b)	3,145,000	3,137,055
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	3,750,000	3,631,043
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	2,288,000	2,151,524
		8,919,622
Industrial Conglomerates-1.44%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	9,270,000	9,225,811
IT Services-1.09%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	3,750,000	3,632,314
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	3,380,000	3,337,929
		6,970,243
Life Sciences Tools & Services-1.22%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	7,880,000	7,835,597
Machinery-0.65%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	3,830,000	4,163,926
Media-6.74%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	5,622,000	5,612,916
DISH DBS Corp., 5.25%, 12/01/2026(b)	20,340,000	17,461,900
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	2,094,000	2,093,862
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	7,502,000	7,182,025
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	3,190,000	3,141,193
TEGNA, Inc., 4.75%, 03/15/2026(b)(c)	4,125,000	4,077,369
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	3,637,000	3,637,781
		43,207,046
Metals & Mining-1.74%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	4,312,000	3,877,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
August 31, 2024
	Principal Amount	Value
Metals & Mining-(continued)
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	$1,853,000	$ 1,859,124
Novelis Corp., 3.25%, 11/15/2026(b)	5,630,000	5,424,672
		11,161,579
Mortgage REITs-0.45%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)(c)	3,005,000	2,895,116
Oil, Gas & Consumable Fuels-14.31%
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	2,999,000	2,972,004
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	2,250,000	2,255,739
Buckeye Partners L.P., 3.95%, 12/01/2026	4,502,000	4,377,525
California Resources Corp., 7.13%, 02/01/2026(b)(c)	3,800,000	3,817,461
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	3,749,000	3,753,526
Chord Energy Corp., 6.38%, 06/01/2026(b)	3,005,000	3,029,175
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	4,880,000	4,921,148
Civitas Resources, Inc.
5.00%, 10/15/2026(b)	3,002,000	2,962,092
8.63%, 11/01/2030(b)	7,500,000	8,158,147
8.75%, 07/01/2031(b)(c)	10,130,000	10,944,725
EQM Midstream Partners L.P., 4.13%, 12/01/2026	3,689,000	3,626,590
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)(c)	3,750,000	3,725,260
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	5,963,000	5,951,344
Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)(c)	4,690,000	4,779,574
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	3,002,000	2,990,690
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	11,250,000	9,747,522
SM Energy Co., 6.75%, 09/15/2026(c)	3,145,000	3,150,369
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	3,752,000	3,774,122
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	2,246,000	2,210,763
Vital Energy, Inc., 9.75%, 10/15/2030(c)	2,265,000	2,487,602
W&T Offshore, Inc., 11.75%, 02/01/2026(b)	2,063,000	2,119,097
		91,754,475
Paper & Forest Products-0.34%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	2,253,000	2,180,587
Passenger Airlines-2.29%
United AirLines, Inc., 4.38%, 04/15/2026(b)	15,005,000	14,657,918
Pharmaceuticals-0.81%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	5,250,000	5,176,249
	Principal Amount	Value
Real Estate Management & Development-0.46%
Forestar Group, Inc., 3.85%, 05/15/2026(b)(c)	$3,001,000	$ 2,930,313
Retail REITs-1.24%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	7,859,000	7,962,802
Software-1.23%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	2,996,000	2,988,977
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	1,940,000	1,909,886
Fair Isaac Corp., 5.25%, 05/15/2026(b)	3,000,000	3,004,358
		7,903,221
Specialty Retail-2.25%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	3,936,000	3,500,012
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)(c)	5,442,000	5,416,485
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	5,456,000	5,483,394
		14,399,891
Technology Hardware, Storage & Peripherals-3.94%
Seagate HDD Cayman
8.25%, 12/15/2029(c)	3,748,000	4,066,520
8.50%, 07/15/2031(c)	3,750,000	4,081,144
Western Digital Corp., 4.75%, 02/15/2026(c)	17,250,000	17,105,172
		25,252,836
Textiles, Apparel & Luxury Goods-1.73%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	6,753,000	6,712,681
Under Armour, Inc., 3.25%, 06/15/2026(c)	4,500,000	4,364,648
		11,077,329
Tobacco-0.29%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	1,871,000	1,863,832
Trading Companies & Distributors-0.35%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	2,255,000	2,215,586
Water Utilities-0.47%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	3,004,000	3,030,718
Total U.S. Dollar Denominated Bonds & Notes (Cost $617,451,230)		621,826,077
	Shares
Money Market Funds-1.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $9,201,671)	9,201,671	9,201,671
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.40% (Cost $626,652,901)		631,027,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
August 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.23%
Invesco Private Government Fund, 5.28%(d)(e)(f)	39,509,241	$ 39,509,241
Invesco Private Prime Fund, 5.46%(d)(e)(f)	103,043,887	103,085,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $142,585,668)		142,594,346
TOTAL INVESTMENTS IN SECURITIES-120.63% (Cost $769,238,569)		773,622,094
OTHER ASSETS LESS LIABILITIES-(20.63)%		(132,296,512)
NET ASSETS-100.00%		$641,325,582

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $478,661,447, which represented 74.64% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,437,939	$178,316,717	$(173,552,985)	$-	$-	$9,201,671	$440,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,066,546	161,070,797	(139,628,102)	-	-	39,509,241	1,461,298*
Invesco Private Prime Fund	46,453,822	307,748,676	(251,129,042)	7,240	4,409	103,085,105	3,962,193*
Total	$68,958,307	$647,136,190	$(564,310,129)	$7,240	$4,409	$151,796,017	$5,863,585

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.53%
Aerospace & Defense-0.42%
Moog, Inc., 4.25%, 12/15/2027(b)(c)	$1,268,000	$ 1,222,543
Automobile Components-2.49%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	1,268,000	1,275,486
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	1,015,000	995,028
5.75%, 07/15/2027(b)	890,000	871,719
Dana, Inc., 5.38%, 11/15/2027(c)	1,015,000	1,008,193
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	1,770,000	1,730,719
United Rentals (North America), Inc., 5.50%, 05/15/2027	1,267,000	1,271,950
		7,153,095
Automobiles-0.77%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	1,015,000	994,518
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	1,260,000	1,234,890
		2,229,408
Banks-0.46%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	1,353,000	1,337,813
Broadline Retail-2.16%
QVC, Inc., 4.75%, 02/15/2027(c)	1,450,000	1,271,687
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	4,551,000	4,947,574
		6,219,261
Building Products-0.30%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	890,000	877,051
Capital Markets-0.53%
APX Group, Inc., 6.75%, 02/15/2027(b)	1,518,000	1,522,539
Chemicals-3.09%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	1,255,000	1,236,182
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2026(b)(d)	1,341,000	1,393,161
Chemours Co. (The), 5.38%, 05/15/2027(c)	1,250,000	1,215,683
HB Fuller Co., 4.00%, 02/15/2027	754,000	736,463
Methanex Corp. (Canada), 5.13%, 10/15/2027(c)	1,770,000	1,743,354
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	812,000	826,881
SNF Group SACA (France), 3.13%, 03/15/2027(b)	890,000	835,906
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027(c)	890,000	890,139
		8,877,769
	Principal Amount	Value
Commercial Services & Supplies-4.18%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	$2,659,000	$ 2,670,194
Brink’s Co. (The), 4.63%, 10/15/2027(b)(c)	1,518,000	1,487,737
Clean Harbors, Inc., 4.88%, 07/15/2027(b)(c)	1,376,000	1,362,965
CoreCivic, Inc., 4.75%, 10/15/2027	610,000	582,452
Enviri Corp., 5.75%, 07/31/2027(b)(c)	1,204,000	1,176,059
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	1,439,000	1,404,489
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)(c)	959,000	947,877
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	2,524,000	2,392,261
		12,024,034
Construction & Engineering-1.26%
AECOM, 5.13%, 03/15/2027(c)	2,519,000	2,523,819
Pike Corp., 8.63%, 01/31/2031(b)	1,011,000	1,092,677
		3,616,496
Construction Materials-0.58%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	1,640,000	1,662,786
Consumer Finance-1.72%
Navient Corp.
5.00%, 03/15/2027(c)	1,770,000	1,739,471
11.50%, 03/15/2031	1,262,000	1,417,789
OneMain Finance Corp., 3.50%, 01/15/2027(c)	1,895,000	1,798,228
		4,955,488
Consumer Staples Distribution & Retail-1.93%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	2,933,000	2,868,623
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	2,684,000	2,672,516
		5,541,139
Containers & Packaging-6.10%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	1,520,000	1,520,877
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	759,000	747,468
LABL, Inc., 10.50%, 07/15/2027(b)	1,746,000	1,726,283
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(b)	6,820,000	7,059,928
9.25%, 04/15/2027(b)	3,402,000	3,459,004
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	1,543,000	1,549,532
Pactiv LLC, 8.38%, 04/15/2027	400,000	424,735
Sealed Air Corp., 4.00%, 12/01/2027(b)(c)	1,078,000	1,040,453
		17,528,280
Distributors-0.57%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	1,667,000	1,636,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2024
	Principal Amount	Value
Diversified Consumer Services-1.12%
Service Corp. International, 4.63%, 12/15/2027	$1,392,000	$ 1,367,218
Sotheby’s, 7.38%, 10/15/2027(b)(c)	1,935,000	1,857,497
		3,224,715
Diversified Telecommunication Services-3.33%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	4,251,000	3,423,823
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	2,903,000	2,895,018
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	3,731,000	3,260,740
		9,579,581
Electric Utilities-1.45%
NRG Energy, Inc., 6.63%, 01/15/2027	922,000	925,563
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	3,288,000	3,256,733
		4,182,296
Electrical Equipment-0.26%
EnerSys, 4.38%, 12/15/2027(b)	754,000	739,099
Energy Equipment & Services-2.78%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	1,581,000	1,642,657
Nabors Industries, Inc., 7.38%, 05/15/2027(b)(c)	1,770,000	1,791,964
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	1,392,000	1,438,542
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,895,000	1,913,569
Viridien (France), 8.75%, 04/01/2027(b)(c)	1,260,000	1,210,045
		7,996,777
Entertainment-1.89%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	3,035,000	3,090,088
4.75%, 10/15/2027(b)(c)	2,398,000	2,337,739
		5,427,827
Financial Services-3.84%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)(c)	1,140,000	1,166,542
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	1,062,000	1,040,082
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)(c)	1,770,000	1,846,437
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	860,000	802,071
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)(c)	1,518,000	1,516,716
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	1,015,000	1,005,167
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	2,524,000	2,412,369
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	1,267,000	1,263,269
		11,052,653
	Principal Amount	Value
Gas Utilities-0.44%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	$1,290,000	$ 1,261,014
Health Care Equipment & Supplies-0.99%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)	890,000	971,940
Teleflex, Inc., 4.63%, 11/15/2027	1,267,000	1,243,931
Varex Imaging Corp., 7.88%, 10/15/2027(b)	619,000	629,025
		2,844,896
Health Care Providers & Services-5.82%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	1,265,000	1,259,290
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	4,806,000	4,655,437
8.00%, 12/15/2027(b)	1,769,000	1,773,751
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)(c)	1,518,000	1,482,405
Tenet Healthcare Corp.
6.25%, 02/01/2027	3,790,000	3,800,665
5.13%, 11/01/2027(c)	3,790,000	3,759,976
		16,731,524
Health Care REITs-1.05%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	3,539,000	3,006,869
Health Care Technology-0.27%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	760,000	769,556
Hotel & Resort REITs-0.98%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,769,000	1,734,177
Service Properties Trust, 5.50%, 12/15/2027(c)	1,141,000	1,074,471
		2,808,648
Hotels, Restaurants & Leisure-9.15%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	1,016,000	1,013,050
Affinity Interactive, 6.88%, 12/15/2027(b)	1,376,000	1,180,484
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	2,533,000	2,490,299
Carnival Corp., 5.75%, 03/01/2027(b)(c)	6,890,000	6,917,126
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	1,267,000	1,261,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	1,518,000	1,510,799
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	1,895,000	1,875,604
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	913,000	907,767
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	1,015,000	998,930
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)(c)	2,281,000	2,194,363
11.25%, 12/15/2027(b)(c)	1,389,000	1,407,763
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	1,267,000	1,258,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2024
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	$1,015,000	$ 1,018,389
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	2,273,000	2,259,303
		26,294,489
Household Durables-1.45%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	899,000	897,818
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	1,267,000	1,254,244
Newell Brands, Inc., 6.38%, 09/15/2027(c)	1,267,000	1,276,969
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	754,000	755,400
		4,184,431
Household Products-0.27%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	754,000	765,102
Independent Power and Renewable Electricity Producers-0.47%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	1,392,000	1,345,726
Industrial Conglomerates-1.23%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	3,658,000	3,538,413
Insurance-1.81%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)(c)	1,895,000	1,828,131
6.75%, 10/15/2027(b)	3,390,000	3,377,950
		5,206,081
Interactive Media & Services-1.87%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	1,141,000	1,123,437
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	4,337,000	4,241,919
		5,365,356
IT Services-1.14%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	1,136,000	1,070,088
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	1,141,000	1,155,986
Unisys Corp., 6.88%, 11/01/2027(b)	1,107,000	1,041,445
		3,267,519
Machinery-1.65%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	878,000	849,789
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	3,940,000	3,881,727
		4,731,516
Media-10.93%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)(c)	950,000	910,429
Belo Corp.
7.75%, 06/01/2027	502,000	517,120
7.25%, 09/15/2027	605,000	617,346
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)(c)	8,221,000	8,063,693
	Principal Amount	Value
Media-(continued)
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$3,162,000	$ 3,091,557
CSC Holdings LLC, 5.50%, 04/15/2027(b)	3,260,000	2,672,260
DISH Network Corp., 11.75%, 11/15/2027(b)	8,508,000	8,658,038
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)(c)	1,010,000	1,054,102
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	660,000	568,917
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	3,790,000	3,708,521
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	1,580,000	1,576,450
		31,438,433
Metals & Mining-0.79%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	1,267,000	1,235,908
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,015,000	1,025,476
		2,261,384
Mortgage REITs-1.21%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	796,000	746,077
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	1,544,000	1,499,853
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	1,267,000	1,231,990
		3,477,920
Oil, Gas & Consumable Fuels-7.31%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	777,000	950,363
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	825,000	798,971
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	770,000	795,545
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	2,012,000	2,063,541
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	1,518,000	1,628,834
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	2,479,000	2,540,107
Murphy Oil Corp., 5.88%, 12/01/2027(c)	1,054,000	1,059,393
Murphy Oil USA, Inc., 5.63%, 05/01/2027	754,000	750,692
NuStar Logistics L.P., 5.63%, 04/28/2027	1,392,000	1,396,751
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)(c)	1,267,000	1,268,267
SM Energy Co., 6.63%, 01/15/2027(c)	1,058,000	1,063,355
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	1,085,000	1,082,782
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	5,060,000	5,624,822
		21,023,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2024
	Principal Amount	Value
Passenger Airlines-0.46%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	$1,393,000	$ 1,323,537
Pharmaceuticals-0.72%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	2,430,000	2,077,407
Professional Services-0.77%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	1,267,000	1,238,699
Korn Ferry, 4.63%, 12/15/2027(b)	1,012,000	990,539
		2,229,238
Retail REITs-0.63%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)(c)	1,879,000	1,813,322
Software-0.81%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	2,272,000	2,328,986
Specialized REITs-2.14%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	2,525,000	2,481,598
SBA Communications Corp., 3.88%, 02/15/2027(c)	3,786,000	3,666,988
		6,148,586
Specialty Retail-0.69%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	1,015,000	982,468
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	1,015,000	991,945
		1,974,413
Technology Hardware, Storage & Peripherals-1.20%
Seagate HDD Cayman
4.88%, 06/01/2027(c)	1,275,000	1,270,311
9.63%, 12/01/2032(c)	1,900,000	2,192,332
		3,462,643
	Principal Amount	Value
Trading Companies & Distributors-1.05%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	$3,036,000	$ 3,016,472
Total U.S. Dollar Denominated Bonds & Notes (Cost $279,327,498)		283,303,880
	Shares
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $1,229,587)	1,229,587	1,229,587
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.96% (Cost $280,557,085)		284,533,467
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.69%
Invesco Private Government Fund, 5.28%(e)(f)(g)	19,664,998	19,664,998
Invesco Private Prime Fund, 5.46%(e)(f)(g)	51,295,612	51,316,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,976,927)		70,981,128
TOTAL INVESTMENTS IN SECURITIES-123.65% (Cost $351,534,012)		355,514,595
OTHER ASSETS LESS LIABILITIES-(23.65)%		(68,001,009)
NET ASSETS-100.00%		$287,513,586

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $214,912,163, which represented 74.75% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$775,448	$29,819,785	$(29,365,646)	$-	$-	$1,229,587	$74,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,741,004	$83,016,460	$(71,092,466)	$-	$-	$19,664,998	$672,253*
Invesco Private Prime Fund	19,905,247	164,136,519	(132,731,691)	4,201	1,854	51,316,130	1,821,731*
Total	$28,421,699	$276,972,764	$(233,189,803)	$4,201	$1,854	$72,210,715	$2,568,003

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.16%
Aerospace & Defense-2.79%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$1,110,000	$ 1,111,647
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	586,000	566,037
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	1,030,000	985,154
TransDigm, Inc., 6.75%, 08/15/2028(b)	3,100,000	3,191,134
Triumph Group, Inc., 9.00%, 03/15/2028(b)	1,416,000	1,497,168
		7,351,140
Automobile Components-4.09%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	590,000	593,395
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	739,000	671,208
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	720,000	668,390
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)(c)	1,105,000	1,137,065
Dana, Inc., 5.63%, 06/15/2028(c)	590,000	582,037
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	740,000	744,303
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(b)(c)	540,000	433,965
Tenneco, Inc., 8.00%, 11/17/2028(b)	2,800,000	2,620,466
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	2,460,000	2,428,439
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	890,000	920,251
		10,799,519
Automobiles-0.48%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	815,000	818,501
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	440,000	438,650
		1,257,151
Banks-0.49%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	1,183,000	1,288,999
Biotechnology-0.55%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	660,000	490,791
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	1,002,000	952,704
		1,443,495
Broadline Retail-0.21%
QVC, Inc., 4.38%, 09/01/2028(c)	740,000	557,699
Building Products-1.11%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	587,000	618,829
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)	778,000	828,675
	Principal Amount	Value
Building Products-(continued)
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	$867,000	$ 840,903
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	660,000	647,761
		2,936,168
Capital Markets-0.49%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,478,000	1,298,546
Chemicals-5.89%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	810,000	879,270
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	1,150,000	1,078,937
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	773,000	627,727
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	810,000	787,010
Element Solutions, Inc., 3.88%, 09/01/2028(b)	1,183,000	1,119,709
HB Fuller Co., 4.25%, 10/15/2028	441,000	420,528
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	515,000	450,449
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	680,000	689,405
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	810,000	752,268
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	405,000	381,008
Iris Holding, Inc., 10.00%, 12/15/2028(b)	590,000	504,534
LSB Industries, Inc., 6.25%, 10/15/2028(b)	710,000	696,383
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	591,000	574,009
NOVA Chemicals Corp. (Canada), 8.50%, 11/15/2028(b)(c)	590,000	629,758
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)(c)	1,206,000	1,133,908
9.75%, 11/15/2028(b)	2,530,000	2,698,088
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	1,620,000	1,545,358
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	593,000	577,871
		15,546,220
Commercial Services & Supplies-3.76%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	1,140,000	1,056,822
4.63%, 06/01/2028(b)	1,810,000	1,680,654
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)(c)	587,000	616,219
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	1,110,000	1,059,134
3.50%, 09/01/2028(b)	1,105,000	1,045,823
Interface, Inc., 5.50%, 12/01/2028(b)	440,000	431,444
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	1,028,000	979,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Principal Amount	Value
Commercial Services & Supplies-(continued)
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	$1,550,000	$ 1,144,135
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	1,920,000	1,914,418
		9,927,660
Communications Equipment-0.19%
Viasat, Inc., 6.50%, 07/15/2028(b)(c)	592,000	494,572
Construction & Engineering-0.89%
Fluor Corp., 4.25%, 09/15/2028	840,000	815,471
Pike Corp., 5.50%, 09/01/2028(b)	1,074,000	1,047,062
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	477,000	489,825
		2,352,358
Construction Materials-0.67%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	1,052,000	1,044,810
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	740,000	716,295
		1,761,105
Consumer Finance-2.00%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	890,000	957,847
Enova International, Inc., 11.25%, 12/15/2028(b)	590,000	635,166
FirstCash, Inc., 4.63%, 09/01/2028(b)	740,000	709,618
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	813,000	875,009
Navient Corp., 4.88%, 03/15/2028(c)	720,000	685,916
OneMain Finance Corp., 3.88%, 09/15/2028	890,000	820,483
PRA Group, Inc., 8.38%, 02/01/2028(b)	590,000	602,623
		5,286,662
Consumer Staples Distribution & Retail-1.86%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)(c)	1,010,000	1,024,110
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	1,695,000	1,664,265
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	569,000	432,613
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	547,000	331,125
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	741,000	696,761
US Foods, Inc., 6.88%, 09/15/2028(b)	740,000	770,693
		4,919,567
Containers & Packaging-3.70%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	882,000	801,154
Ball Corp., 6.88%, 03/15/2028	1,110,000	1,150,020
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	660,000	645,221
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	752,000	743,755
	Principal Amount	Value
Containers & Packaging-(continued)
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	$661,000	$ 625,518
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	1,012,000	995,401
LABL, Inc.
5.88%, 11/01/2028(b)	740,000	683,985
9.50%, 11/01/2028(b)	440,000	450,236
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	723,000	687,596
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	1,142,000	1,161,147
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	840,000	812,247
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	910,000	999,408
		9,755,688
Diversified Consumer Services-0.22%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	595,000	585,737
Diversified REITs-2.12%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	4,280,000	4,396,228
4.75%, 04/15/2028(b)	840,000	739,719
Series MAY, 10.50%, 02/15/2028(b)	440,000	451,948
		5,587,895
Diversified Telecommunication Services-3.76%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	1,584,000	1,129,176
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	590,000	517,822
6.50%, 10/01/2028(b)	1,110,000	1,018,706
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)(c)	2,290,000	2,225,822
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	1,265,000	1,284,981
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	700,000	495,299
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	2,062,000	2,014,947
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	1,598,000	1,237,036
		9,923,789
Electric Utilities-0.89%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	940,000	904,744
PG&E Corp., 5.00%, 07/01/2028(c)	1,480,000	1,450,819
		2,355,563
Electrical Equipment-0.46%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	1,250,000	1,200,731
Energy Equipment & Services-1.66%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	1,180,000	1,185,951
Bristow Group, Inc., 6.88%, 03/01/2028(b)	592,000	594,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Principal Amount	Value
Energy Equipment & Services-(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$590,000	$ 595,008
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	1,180,000	1,211,074
Oceaneering International, Inc., 6.00%, 02/01/2028	296,000	300,093
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	480,000	495,001
		4,382,069
Entertainment-0.69%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	1,133,000	1,113,963
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	740,000	702,957
		1,816,920
Financial Services-3.59%
AG Issuer LLC, 6.25%, 03/01/2028(b)	735,000	718,479
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	595,000	589,247
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)(c)	1,623,000	1,772,199
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	883,000	944,426
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	1,470,000	1,398,194
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	890,000	752,766
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	1,480,000	1,421,908
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	1,250,000	1,228,614
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	593,000	653,970
		9,479,803
Food Products-1.79%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	1,180,000	1,228,247
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	623,000	602,715
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	737,000	726,024
Post Holdings, Inc., 5.63%, 01/15/2028(b)	865,000	863,711
TKC Holdings, Inc., 6.88%, 05/15/2028(b)(c)	631,000	628,712
TreeHouse Foods, Inc., 4.00%, 09/01/2028(c)	740,000	684,970
		4,734,379
Gas Utilities-0.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	730,000	767,051
Health Care Equipment & Supplies-1.29%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	2,010,000	2,113,445
Hologic, Inc., 4.63%, 02/01/2028(b)(c)	590,000	576,752
Teleflex, Inc., 4.25%, 06/01/2028(b)	740,000	711,871
		3,402,068
	Principal Amount	Value
Health Care Providers & Services-3.68%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	$660,000	$ 656,422
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	2,289,000	2,229,918
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)	100,000	425
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	1,030,000	1,104,466
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	1,180,000	1,136,266
Tenet Healthcare Corp.
4.63%, 06/15/2028(c)	890,000	870,382
6.13%, 10/01/2028(c)	3,692,000	3,702,208
		9,700,087
Health Care REITs-0.46%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	590,000	555,546
Diversified Healthcare Trust, 4.75%, 02/15/2028	740,000	650,995
		1,206,541
Hotel & Resort REITs-0.64%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	1,070,000	1,065,421
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	590,000	614,031
		1,679,452
Hotels, Restaurants & Leisure-3.45%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	1,110,000	1,076,461
Acushnet Co., 7.38%, 10/15/2028(b)	512,000	538,576
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	440,000	447,239
Churchill Downs, Inc., 4.75%, 01/15/2028(b)(c)	1,031,000	1,006,158
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	602,000	597,736
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	740,000	741,823
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	1,030,000	1,042,275
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	410,000	426,308
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	513,000	490,677
MGM Resorts International, 4.75%, 10/15/2028(c)	1,108,000	1,079,297
Station Casinos LLC, 4.50%, 02/15/2028(b)	1,020,000	979,603
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	719,000	688,755
		9,114,908
Household Durables-1.25%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	751,000	647,332
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	440,000	466,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Principal Amount	Value
Household Durables-(continued)
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	$440,000	$ 437,131
LGI Homes, Inc., 8.75%, 12/15/2028(b)	594,000	633,249
M/I Homes, Inc., 4.95%, 02/01/2028	590,000	580,143
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	519,000	524,813
		3,288,952
Household Products-0.70%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	440,000	434,926
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	862,000	831,677
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	590,000	581,957
		1,848,560
Independent Power and Renewable Electricity Producers-2.72%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	587,000	582,057
Calpine Corp.
4.50%, 02/15/2028(b)	1,845,000	1,790,923
5.13%, 03/15/2028(b)	2,070,000	2,021,356
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	1,250,000	1,215,500
Sunnova Energy Corp., 11.75%, 10/01/2028(b)	600,000	557,634
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	1,030,000	1,011,391
		7,178,861
Insurance-0.71%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	1,840,000	1,875,904
Interactive Media & Services-1.02%
Cars.com, Inc., 6.38%, 11/01/2028(b)	590,000	587,019
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	738,000	710,276
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	1,479,000	1,383,481
		2,680,776
IT Services-2.69%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	514,000	460,654
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	588,000	566,000
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	1,400,000	1,280,677
ASGN, Inc., 4.63%, 05/15/2028(b)	810,000	783,845
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	610,000	553,936
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	1,530,000	1,592,641
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	660,000	624,265
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028(b)	760,000	755,617
Virtusa Corp., 7.13%, 12/15/2028(b)	514,000	484,186
		7,101,821
	Principal Amount	Value
Machinery-1.65%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	$520,000	$ 487,110
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)(c)	712,000	477,483
Maxim Crane Works Holdings Capital, LLC, 11.50%, 09/01/2028(b)	733,000	764,420
Titan International, Inc., 7.00%, 04/30/2028	590,000	577,440
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	586,000	587,385
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	883,000	925,842
Wabash National Corp., 4.50%, 10/15/2028(b)	590,000	543,887
		4,363,567
Media-8.83%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	981,000	920,611
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	3,685,000	3,553,745
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	1,471,000	1,283,534
9.00%, 09/15/2028(b)(c)	1,110,000	1,180,921
CSC Holdings LLC
5.38%, 02/01/2028(b)	1,440,000	1,108,707
11.25%, 05/15/2028(b)	1,430,000	1,272,211
DISH DBS Corp., 5.75%, 12/01/2028(b)	3,600,000	2,776,618
GCI LLC, 4.75%, 10/15/2028(b)	882,000	837,661
Lamar Media Corp., 3.75%, 02/15/2028(c)	881,000	844,924
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	1,219,000	1,195,971
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	2,950,000	2,766,056
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)(c)	670,000	661,639
TEGNA, Inc., 4.63%, 03/15/2028	1,480,000	1,396,624
Univision Communications, Inc., 8.00%, 08/15/2028(b)	2,125,000	2,151,658
Urban One, Inc., 7.38%, 02/01/2028(b)(c)	870,000	633,380
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)(c)	740,000	702,419
		23,286,679
Metals & Mining-0.67%
Century Aluminum Co., 7.50%, 04/01/2028(b)	370,000	378,012
Constellium SE, 5.63%, 06/15/2028(b)	484,000	480,667
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	721,000	685,469
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	226,000	233,787
		1,777,935
Oil, Gas & Consumable Fuels-7.75%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	760,000	781,488
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	480,000	472,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	$1,989,000	$ 2,099,417
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	315,000	322,897
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	1,470,000	1,559,645
CVR Energy, Inc., 5.75%, 02/15/2028(b)	590,000	559,304
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	1,035,000	1,070,323
EQM Midstream Partners L.P., 5.50%, 07/15/2028	1,198,000	1,206,960
Global Marine, Inc., 7.00%, 06/01/2028	385,000	364,264
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	350,000	376,564
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	810,000	801,250
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	814,000	868,434
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	1,180,000	1,216,889
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	590,000	646,399
Matador Resources Co., 6.88%, 04/15/2028(b)	734,000	753,533
Murphy Oil Corp., 6.38%, 07/15/2028	513,000	520,022
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,043,000	1,067,254
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	881,000	928,700
SM Energy Co., 6.50%, 07/15/2028	591,000	594,768
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)	740,000	772,542
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	3,320,000	3,479,333
		20,462,326
Paper & Forest Products-0.75%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	450,000	424,388
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	410,000	383,122
Domtar Corp., 6.75%, 10/01/2028(b)	947,000	868,628
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	284,000	295,847
		1,971,985
Passenger Airlines-0.73%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	1,104,000	1,111,898
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	860,000	824,682
		1,936,580
Personal Care Products-0.42%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	1,106,000	1,098,176
Pharmaceuticals-3.55%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	516,000	511,880
	Principal Amount	Value
Pharmaceuticals-(continued)
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	$2,307,000	$1,726,017
11.00%, 09/30/2028(b)	2,550,000	2,339,625
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	740,000	711,404
Elanco Animal Health, Inc., 6.65%, 08/28/2028	1,080,000	1,121,066
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	3,100,000	2,965,904
		9,375,896
Professional Services-1.23%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	1,363,000	1,296,775
CoreLogic, Inc., 4.50%, 05/01/2028(b)	1,106,000	1,036,036
KBR, Inc., 4.75%, 09/30/2028(b)	366,000	352,681
Science Applications International Corp., 4.88%, 04/01/2028(b)	590,000	572,760
		3,258,252
Real Estate Management & Development-0.94%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	956,000	970,554
Forestar Group, Inc., 5.00%, 03/01/2028(b)	440,000	426,613
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	1,110,000	1,080,425
		2,477,592
Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	365,000	367,977
Retail REITs-0.26%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	740,000	680,460
Semiconductors & Semiconductor Equipment-0.59%
Entegris, Inc., 4.38%, 04/15/2028(b)	591,000	568,185
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	1,032,000	981,417
		1,549,602
Software-2.65%
Alteryx, Inc., 8.75%, 03/15/2028(b)(f)	660,000	677,555
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	574,000	567,633
Fair Isaac Corp., 4.00%, 06/15/2028(b)	1,329,000	1,270,360
GoTo Group, Inc., 5.50%, 05/01/2028(b)	530,000	411,624
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	520,000	477,672
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	741,000	725,987
NCR Voyix Corp., 5.00%, 10/01/2028(b)	920,000	909,988
PTC, Inc., 4.00%, 02/15/2028(b)	740,000	715,901
Rocket Software, Inc., 9.00%, 11/28/2028(b)	1,180,000	1,225,139
		6,981,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Principal Amount	Value
Specialized REITs-0.73%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	$1,220,000	$1,207,326
5.00%, 07/15/2028(b)(c)	740,000	728,186
		1,935,512
Specialty Retail-2.46%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	600,000	582,262
Bath & Body Works, Inc., 5.25%, 02/01/2028	660,000	651,165
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	1,109,000	1,049,973
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	590,000	573,774
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	1,259,000	989,836
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,767,000	1,692,162
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	945,000	939,203
		6,478,375
Technology Hardware, Storage & Peripherals-0.36%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	1,110,000	951,407
Trading Companies & Distributors-1.20%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,471,000	1,462,841
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	1,848,000	1,713,633
		3,176,474
Total U.S. Dollar Denominated Bonds & Notes (Cost $254,726,423)		259,019,070
	Shares	Value
Money Market Funds-0.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(g)(h) (Cost $1,875,763)	1,875,763	$ 1,875,763
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.87% (Cost $256,602,186)		260,894,833
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.39%
Invesco Private Government Fund, 5.28%(g)(h)(i)	9,786,911	9,786,911
Invesco Private Prime Fund, 5.46%(g)(h)(i)	25,536,574	25,546,789
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,331,293)		35,333,700
TOTAL INVESTMENTS IN SECURITIES-112.26% (Cost $291,933,479)		296,228,533
OTHER ASSETS LESS LIABILITIES-(12.26)%		(32,359,199)
NET ASSETS-100.00%		$263,869,334

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $229,443,863, which represented 86.95% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$648,228	$25,050,135	$(23,822,600)	$-	$-	$1,875,763	$90,361
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,187,584	$60,840,077	$(54,240,750)	$-	$-	$9,786,911	$392,307*
Invesco Private Prime Fund	8,736,644	112,007,311	(95,199,192)	2,457	(431)	25,546,789	1,068,177*
Total	$12,572,456	$197,897,523	$(173,262,542)	$2,457	$(431)	$37,209,463	$1,550,845

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.70%
Aerospace & Defense-2.41%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$210,000	$ 217,572
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)(c)	290,000	305,706
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	150,000	144,188
TransDigm, Inc.
4.63%, 01/15/2029	460,000	442,904
6.38%, 03/01/2029(b)	1,056,000	1,089,593
4.88%, 05/01/2029	289,000	279,711
		2,479,674
Automobile Components-1.78%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	232,000	216,060
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	230,000	210,944
Champions Financing, Inc., 8.75%, 02/15/2029(b)	250,000	256,614
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	320,000	297,477
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	350,000	323,463
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	130,000	122,491
Phinia, Inc., 6.75%, 04/15/2029(b)	200,000	205,483
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	231,000	199,654
		1,832,186
Automobiles-0.71%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	190,000	190,677
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	250,000	211,498
Jaguar Land Rover Automotive PLC (United Kingdom), 5.50%, 07/15/2029(b)	160,000	159,729
Thor Industries, Inc., 4.00%, 10/15/2029(b)	190,000	173,699
		735,603
Beverages-0.54%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	305,000	289,864
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	272,000	270,032
		559,896
Broadline Retail-0.80%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	764,000	824,070
Building Products-1.08%
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)	120,000	100,209
9.50%, 08/15/2029(b)	190,000	188,267
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	135,000	126,142
	Principal Amount	Value
Building Products-(continued)
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	$130,000	$107,799
6.75%, 08/01/2029(b)	110,000	93,086
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	120,000	116,035
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	110,000	116,721
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	269,000	266,510
		1,114,769
Capital Markets-0.56%
APX Group, Inc., 5.75%, 07/15/2029(b)	310,000	307,436
Aretec Group, Inc., 7.50%, 04/01/2029(b)	150,000	142,497
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	132,000	127,054
		576,987
Chemicals-3.15%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	270,000	250,605
Chemours Co. (The), 4.63%, 11/15/2029(b)	240,000	211,373
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)	305,000	316,050
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	150,000	161,978
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	131,000	126,063
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	270,000	265,539
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	213,000	194,524
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	150,000	141,030
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	152,000	162,865
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	259,000	248,113
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	160,000	151,709
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	260,000	245,582
Tronox, Inc., 4.63%, 03/15/2029(b)	410,000	374,040
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	428,000	397,253
		3,246,724
Commercial Services & Supplies-5.32%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	225,000	209,811
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	400,000	380,242
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	366,000	326,079
APi Group DE, Inc.
4.13%, 07/15/2029(b)	130,000	122,311
4.75%, 10/15/2029(b)	100,000	95,720
Brink’s Co. (The), 6.50%, 06/15/2029(b)	150,000	155,350
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	120,000	117,967
CoreCivic, Inc., 8.25%, 04/15/2029	190,000	200,586
CPI CG, Inc., 10.00%, 07/15/2029(b)	110,000	115,872
Deluxe Corp., 8.00%, 06/01/2029(b)	185,000	173,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Commercial Services & Supplies-(continued)
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	$240,000	$ 223,618
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	191,000	180,868
GEO Group, Inc. (The), 8.63%, 04/15/2029	247,000	256,451
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	286,000	276,983
4.38%, 08/15/2029(b)	210,000	199,569
Madison IAQ LLC, 5.88%, 06/30/2029(b)	401,000	382,488
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,000,000	999,320
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	129,000	125,662
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	400,000	396,625
Reworld Holding Corp., 4.88%, 12/01/2029(b)	300,000	278,627
Signal Parent, Inc., 6.13%, 04/01/2029(b)	114,000	78,220
Stericycle, Inc., 3.88%, 01/15/2029(b)	190,000	185,030
		5,480,417
Communications Equipment-0.14%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	158,000	140,715
Construction & Engineering-0.70%
Arcosa, Inc., 4.38%, 04/15/2029(b)	156,000	148,051
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	190,000	182,828
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	120,000	109,795
Tutor Perini Corp., 11.88%, 04/30/2029(b)	140,000	152,402
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	128,000	124,661
		717,737
Construction Materials-0.43%
ACProducts Holdings, Inc., 6.38%, 05/15/2029(b)	190,000	97,076
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	150,000	146,041
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	190,000	196,345
		439,462
Consumer Finance-2.30%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	340,000	367,120
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	192,000	204,624
Enova International, Inc., 9.13%, 08/01/2029(b)	190,000	193,061
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	232,000	239,447
Navient Corp., 5.50%, 03/15/2029(c)	280,000	266,159
OneMain Finance Corp.
9.00%, 01/15/2029	350,000	372,339
5.38%, 11/15/2029	280,000	269,519
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	120,000	113,012
PRA Group, Inc., 5.00%, 10/01/2029(b)	132,000	119,174
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	230,000	224,855
		2,369,310
	Principal Amount	Value
Consumer Staples Distribution & Retail-2.11%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	$450,000	$ 418,394
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	150,000	138,991
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	280,000	292,467
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	382,000	360,927
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)(c)	330,000	310,588
US Foods, Inc., 4.75%, 02/15/2029(b)	361,000	352,410
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	300,000	300,786
		2,174,563
Containers & Packaging-1.47%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	400,000	345,748
Ball Corp., 6.00%, 06/15/2029	380,000	391,476
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	190,000	189,904
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	130,000	120,873
LABL, Inc., 8.25%, 11/01/2029(b)	180,000	160,652
Sealed Air Corp., 5.00%, 04/15/2029(b)	165,000	162,650
TriMas Corp., 4.13%, 04/15/2029(b)	150,000	140,530
		1,511,833
Distributors-0.30%
Gates Corp., 6.88%, 07/01/2029(b)	190,000	195,129
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	120,000	111,293
		306,422
Diversified Consumer Services-0.49%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	152,000	140,500
Service Corp. International, 5.13%, 06/01/2029	280,000	277,397
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	105,000	91,000
		508,897
Diversified REITs-0.66%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	190,000	157,283
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	190,000	195,988
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	428,000	328,217
		681,488
Diversified Telecommunication Services-3.91%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	181,000	125,894
5.13%, 07/15/2029(b)	941,000	657,686
5.50%, 10/15/2029(b)	748,000	519,872
CommScope LLC, 4.75%, 09/01/2029(b)	473,000	381,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	$382,000	$368,819
5.88%, 11/01/2029	290,000	267,097
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	310,000	288,507
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	150,000	94,125
10.50%, 04/15/2029(b)	256,000	275,704
4.88%, 06/15/2029(b)	237,000	185,464
3.75%, 07/15/2029(b)	170,000	102,510
11.00%, 11/15/2029(b)	603,000	661,827
Lumen Technologies, Inc., 4.13%, 04/15/2029(b)	130,000	102,050
		4,031,503
Electric Utilities-1.14%
DPL, Inc., 4.35%, 04/15/2029	150,000	140,371
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	140,000	132,227
NRG Energy, Inc.
3.38%, 02/15/2029(b)	185,000	169,923
5.25%, 06/15/2029(b)	280,000	276,992
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	480,000	459,853
		1,179,366
Electrical Equipment-0.70%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	380,000	358,100
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	349,000	358,548
		716,648
Electronic Equipment, Instruments & Components-1.25%
Coherent Corp., 5.00%, 12/15/2029(b)(c)	378,000	365,851
Imola Merger Corp., 4.75%, 05/15/2029(b)	766,000	737,988
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	190,000	179,464
		1,283,303
Energy Equipment & Services-1.97%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	390,000	410,380
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	133,000	134,046
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	120,000	129,399
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	270,000	270,254
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	150,000	152,453
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	220,000	228,513
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	310,000	317,520
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	380,000	390,645
		2,033,210
	Principal Amount	Value
Entertainment-1.16%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	$363,000	$ 264,752
Banijay Entertainment (France), 8.13%, 05/01/2029(b)	200,000	208,185
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	189,000	181,075
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	250,000	225,465
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	167,000	111,423
Playtika Holding Corp., 4.25%, 03/15/2029(b)	227,000	204,206
		1,195,106
Financial Services-3.61%
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	140,000	110,558
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	387,000	375,696
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	430,000	440,892
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	152,000	157,236
Hightower Holding LLC, 6.75%, 04/15/2029(b)	117,000	112,273
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	223,000	213,016
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	158,000	168,711
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	290,000	292,559
NCR Atleos Corp., 9.50%, 04/01/2029(b)	519,000	572,220
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	250,000	236,350
7.88%, 12/15/2029(b)	280,000	297,411
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	290,000	269,464
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	230,000	215,384
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)(c)	266,000	259,629
		3,721,399
Food Products-0.89%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	191,000	200,381
Post Holdings, Inc., 5.50%, 12/15/2029(b)	475,000	467,889
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	253,000	252,616
		920,886
Gas Utilities-0.69%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	309,000	289,956
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	450,000	425,747
		715,703
Ground Transportation-0.66%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	120,000	110,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Ground Transportation-(continued)
Hertz Corp. (The)
12.63%, 07/15/2029(b)	$290,000	$309,152
5.00%, 12/01/2029(b)(c)	382,000	258,160
		677,750
Health Care Equipment & Supplies-3.40%
Hologic, Inc., 3.25%, 02/15/2029(b)	358,000	330,926
Medline Borrower L.P.
3.88%, 04/01/2029(b)	1,730,000	1,635,496
5.25%, 10/01/2029(b)	960,000	943,586
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	580,000	598,603
		3,508,611
Health Care Providers & Services-2.32%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	179,000	174,582
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	116,000	112,876
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	307,000	287,802
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	210,000	205,001
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	250,000	237,738
HealthEquity, Inc., 4.50%, 10/01/2029(b)(c)	230,000	219,782
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	178,000	166,332
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	180,000	128,948
Option Care Health, Inc., 4.38%, 10/31/2029(b)	189,000	179,421
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	180,000	163,976
Tenet Healthcare Corp., 4.25%, 06/01/2029	538,000	516,793
		2,393,251
Hotel & Resort REITs-1.06%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	288,000	274,980
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	213,000	204,634
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	192,000	174,415
Service Properties Trust, 8.38%, 06/15/2029	263,000	260,715
XHR L.P., 4.88%, 06/01/2029(b)	190,000	180,939
		1,095,683
Hotels, Restaurants & Leisure-5.48%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)	290,000	270,740
6.13%, 06/15/2029(b)	450,000	459,911
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	117,000	107,654
Boyne USA, Inc., 4.75%, 05/15/2029(b)	268,000	257,423
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	464,000	439,192
Carnival Corp., 6.00%, 05/01/2029(b)(c)	800,000	804,121
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	190,000	187,370
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	$150,000	$ 148,785
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	380,000	355,755
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	210,000	214,151
3.75%, 05/01/2029(b)	300,000	282,406
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)(c)	324,000	306,568
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	197,000	204,260
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	183,000	172,713
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	190,000	176,887
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	290,000	277,058
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	155,000	142,226
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	151,000	135,348
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	280,000	208,966
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	275,000	266,253
Travel + Leisure Co., 4.50%, 12/01/2029(b)	250,000	233,277
		5,651,064
Household Durables-0.83%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	120,000	112,794
Century Communities, Inc., 3.88%, 08/15/2029(b)	190,000	176,192
Landsea Homes Corp., 8.88%, 04/01/2029(b)	120,000	124,683
LGI Homes, Inc., 4.00%, 07/15/2029(b)	120,000	109,057
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	140,000	145,953
Newell Brands, Inc., 6.63%, 09/15/2029	190,000	190,064
		858,743
Household Products-0.26%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)(c)	285,000	268,228
Independent Power and Renewable Electricity Producers-0.68%
Calpine Corp., 4.63%, 02/01/2029(b)	250,000	238,664
NextEra Energy Operating Partners L.P., 7.25%, 01/15/2029(b)	280,000	293,402
TransAlta Corp. (Canada), 7.75%, 11/15/2029	160,000	169,469
		701,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Industrial Conglomerates-0.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(b)	$270,000	$283,895
4.38%, 02/01/2029	270,000	237,153
		521,048
Insurance-2.51%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	360,000	370,882
4.25%, 02/15/2029(b)	270,000	253,158
8.50%, 06/15/2029(b)	190,000	197,446
6.00%, 08/01/2029(b)	190,000	181,625
Alliance Resource Operating Partners L.P./ Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	150,000	158,044
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	170,000	165,952
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	290,000	297,525
4.88%, 06/30/2029(b)	300,000	286,866
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	210,000	201,398
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	283,000	269,617
HUB International Ltd., 5.63%, 12/01/2029(b)	210,000	206,045
		2,588,558
Interactive Media & Services-0.25%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	130,000	129,798
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	204,000	131,750
		261,548
IT Services-0.91%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	196,000	186,415
ION Trading Technologies S.a.r.l. (Luxembourg), 9.50%, 05/30/2029(b)	210,000	223,145
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029(b)	195,000	124,543
Twilio, Inc., 3.63%, 03/15/2029	190,000	175,683
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(c)	250,000	231,307
		941,093
Leisure Products-0.30%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	120,000	118,658
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	190,000	190,099
		308,757
Machinery-1.39%
ESAB Corp., 6.25%, 04/15/2029(b)	270,000	277,707
Hillenbrand, Inc., 6.25%, 02/15/2029	190,000	192,648
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	380,000	390,006
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	174,000	165,087
	Principal Amount	Value
Machinery-(continued)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	$190,000	$ 180,953
Terex Corp., 5.00%, 05/15/2029(b)	230,000	223,503
		1,429,904
Media-7.09%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	785,000	605,600
AMC Networks, Inc.
10.25%, 01/15/2029(b)	330,000	331,939
4.25%, 02/15/2029(c)	380,000	269,871
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	572,000	543,119
6.38%, 09/01/2029(b)	580,000	573,371
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	404,000	340,963
CSC Holdings LLC
11.75%, 01/31/2029(b)	770,000	680,397
6.50%, 02/01/2029(b)	660,000	498,815
Gray Television, Inc., 10.50%, 07/15/2029(b)	500,000	513,644
Lamar Media Corp., 4.88%, 01/15/2029	150,000	147,458
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)(c)	308,000	249,062
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	247,000	246,219
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	190,000	179,502
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)	480,000	467,599
Stagwell Global LLC, 5.63%, 08/15/2029(b)	418,000	396,618
TEGNA, Inc., 5.00%, 09/15/2029	420,000	390,420
Univision Communications, Inc., 4.50%, 05/01/2029(b)	406,000	356,746
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	547,000	518,922
		7,310,265
Metals & Mining-1.46%
ATI, Inc., 4.88%, 10/01/2029	120,000	116,455
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	280,000	283,877
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	141,000	132,383
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	110,000	104,719
Constellium SE, 3.75%, 04/15/2029(b)	190,000	175,514
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	210,000	212,153
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	190,000	172,848
TMS International Corp., 6.25%, 04/15/2029(b)	130,000	122,306
United States Steel Corp., 6.88%, 03/01/2029	187,000	188,750
		1,509,005
Mortgage REITs-0.91%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	190,000	168,637
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	240,000	231,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Mortgage REITs-(continued)
Rithm Capital Corp., 8.00%, 04/01/2029(b)	$293,000	$ 291,878
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	240,000	250,121
		942,125
Office REITs-0.44%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	150,000	163,147
Office Properties Income Trust
9.00%, 03/31/2029(b)	120,000	114,148
9.00%, 09/30/2029(b)	220,000	179,250
		456,545
Oil, Gas & Consumable Fuels-9.85%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	279,000	275,834
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	150,000	150,077
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	190,000	197,749
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	230,000	235,427
California Resources Corp., 8.25%, 06/15/2029(b)	350,000	361,297
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	188,000	188,563
6.75%, 04/15/2029(b)	361,000	366,620
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	415,000	431,702
CNX Resources Corp., 6.00%, 01/15/2029(b)	201,000	202,076
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	466,000	458,754
6.75%, 03/01/2029(b)	150,000	147,436
CVR Energy, Inc., 8.50%, 01/15/2029(b)	230,000	234,536
DT Midstream, Inc., 4.13%, 06/15/2029(b)	419,000	398,402
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	230,000	239,176
Hess Midstream Operations L.P., 6.50%, 06/01/2029(b)	240,000	247,831
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	221,000	219,450
ITT Holdings LLC, 6.50%, 08/01/2029(b)	465,000	438,844
Kodiak Gas Services, LLC, 7.25%, 02/15/2029(b)	290,000	300,593
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	231,000	229,517
Murphy Oil USA, Inc., 4.75%, 09/15/2029	190,000	184,513
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)(c)	280,000	234,893
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	350,000	358,233
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	310,000	292,854
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	155,000	162,224
SM Energy Co., 6.75%, 08/01/2029(b)	290,000	294,764
Southwestern Energy Co., 5.38%, 02/01/2029	266,000	262,780
Sunoco L.P., 7.00%, 05/01/2029(b)	286,000	298,143
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	$310,000	$ 297,890
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	310,000	317,122
Talos Production, Inc., 9.00%, 02/01/2029(b)	240,000	255,167
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	150,000	150,037
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	268,000	260,329
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	1,200,000	1,353,077
Vital Energy, Inc., 7.75%, 07/31/2029(b)	110,000	111,411
		10,157,321
Paper & Forest Products-0.43%
Glatfelter Corp., 4.75%, 11/15/2029(b)	195,000	169,806
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(c)	328,000	268,459
		438,265
Passenger Airlines-1.07%
American Airlines, Inc., 8.50%, 05/15/2029(b)	380,000	395,308
United AirLines, Inc., 4.63%, 04/15/2029(b)	745,000	709,673
		1,104,981
Personal Care Products-0.18%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	190,000	180,253
Pharmaceuticals-0.88%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	190,000	173,564
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
12.25%, 04/15/2029(b)	305,000	305,260
4.88%, 06/01/2029(b)	234,000	148,004
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	300,000	282,742
		909,570
Professional Services-0.80%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	139,000	130,335
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	350,000	337,486
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	180,000	178,382
TriNet Group, Inc., 3.50%, 03/01/2029(b)	195,000	181,259
		827,462
Real Estate Management & Development-0.80%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)(c)	217,000	155,972
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	250,000	230,564
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	241,000	227,977
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	227,000	205,153
		819,666
Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	130,000	123,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.42%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	$150,000	$ 160,193
Entegris, Inc., 3.63%, 05/01/2029(b)	155,000	142,826
Synaptics, Inc., 4.00%, 06/15/2029(b)	140,000	131,156
		434,175
Software-4.90%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	290,000	299,653
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	270,000	271,549
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	1,537,000	1,516,156
9.00%, 09/30/2029(b)	1,370,000	1,380,017
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)(c)	210,000	220,217
Elastic N.V., 4.13%, 07/15/2029(b)	221,000	206,078
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 8.75%, 05/01/2029(b)	200,000	208,406
NCR Voyix Corp., 5.13%, 04/15/2029(b)	450,000	441,640
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	330,000	304,525
Rocket Software, Inc., 6.50%, 02/15/2029(b)	223,000	203,783
		5,052,024
Specialized REITs-1.26%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	380,000	394,954
4.88%, 09/15/2029(b)	380,000	369,120
SBA Communications Corp., 3.13%, 02/01/2029	578,000	532,414
		1,296,488
Specialty Retail-4.09%
Arko Corp., 5.13%, 11/15/2029(b)	169,000	150,263
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	310,000	295,484
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	4,700
Foot Locker, Inc., 4.00%, 10/01/2029(b)	156,000	135,980
Gap, Inc. (The), 3.63%, 10/01/2029(b)	290,000	260,143
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.38%, 01/15/2029(b)	200,000	197,331
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	276,000	249,766
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	380,000	362,289
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	310,000	287,800
Penske Automotive Group, Inc., 3.75%, 06/15/2029	190,000	177,001
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	440,000	434,018
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	250,000	233,906
Staples, Inc., 10.75%, 09/01/2029(b)	911,000	859,214
Upbound Group, Inc., 6.38%, 02/15/2029(b)	170,000	165,994
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	190,000	197,865
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	230,000	200,651
		4,212,405
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.58%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	$180,000	$ 189,900
Seagate HDD Cayman
4.09%, 06/01/2029	190,000	181,004
3.13%, 07/15/2029	66,000	58,505
Xerox Holdings Corp., 8.88%, 11/30/2029(b)	180,000	169,056
		598,465
Textiles, Apparel & Luxury Goods-0.43%
Crocs, Inc., 4.25%, 03/15/2029(b)	130,000	122,853
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	150,000	141,384
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	210,000	179,053
		443,290
Tobacco-0.33%
Vector Group Ltd., 5.75%, 02/01/2029(b)	335,000	339,900
Trading Companies & Distributors-0.83%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)	190,000	172,780
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	132,000	123,287
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	120,000	115,510
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	150,000	134,728
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	300,000	308,760
		855,065
Total U.S. Dollar Denominated Bonds & Notes (Cost $99,018,529)		100,714,124
	Shares
Money Market Funds-0.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $526,231)	526,231	526,231
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.21% (Cost $99,544,760)		101,240,355
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.10%
Invesco Private Government Fund, 5.28%(d)(e)(f)	1,739,880	1,739,880
Invesco Private Prime Fund, 5.46%(d)(e)(f)	4,542,148	4,543,965
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,283,609)		6,283,845
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $105,828,369)		107,524,200
OTHER ASSETS LESS LIABILITIES-(4.31)%		(4,439,604)
NET ASSETS-100.00%		$103,084,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2024
Investment Abbreviations:
CPI	-Consumer Price Index
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $90,298,288, which represented 87.60% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,190	$5,110,659	$(4,721,618)	$-	$-	$526,231	$17,818
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,345	11,829,450	(10,112,915)	-	-	1,739,880	30,001*
Invesco Private Prime Fund	60,032	21,057,938	(16,573,960)	242	(287)	4,543,965	82,194*
Total	$220,567	$37,998,047	$(31,408,493)	$242	$(287)	$6,810,076	$130,013

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.14%
Aerospace & Defense-1.27%
TransDigm, Inc., 6.88%, 12/15/2030(b)	$730,000	$ 763,030
Air Freight & Logistics-0.72%
Rand Parent LLC, 8.50%, 02/15/2030(b)	430,000	430,402
Automobile Components-1.51%
Dana, Inc., 4.25%, 09/01/2030	195,000	175,842
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	305,000	319,916
6.75%, 04/23/2030(b)	400,000	411,500
		907,258
Banks-0.63%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)(c)	350,000	377,365
Building Products-1.25%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	250,000	254,361
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	240,000	228,146
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	285,000	267,871
		750,378
Chemicals-1.47%
Avient Corp., 7.13%, 08/01/2030(b)	365,000	380,199
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	330,000	354,876
SNF Group SACA (France), 3.38%, 03/15/2030(b)	170,000	148,226
		883,301
Commercial Services & Supplies-0.74%
Reworld Holding Corp., 5.00%, 09/01/2030	195,000	178,786
VT Topco, Inc., 8.50%, 08/15/2030(b)	250,000	263,259
		442,045
Communications Equipment-0.31%
Ciena Corp., 4.00%, 01/31/2030(b)	195,000	183,643
Consumer Finance-2.87%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	240,000	251,330
FirstCash, Inc., 5.63%, 01/01/2030(b)	265,000	262,005
Navient Corp., 9.38%, 07/25/2030	250,000	271,558
OneMain Finance Corp.
7.88%, 03/15/2030(c)	350,000	366,357
4.00%, 09/15/2030	410,000	363,200
PRA Group, Inc., 8.88%, 01/31/2030(b)	200,000	206,969
		1,721,419
Consumer Staples Distribution & Retail-0.38%
US Foods, Inc., 4.63%, 06/01/2030(b)(c)	240,000	229,875
Containers & Packaging-3.34%
Ball Corp., 2.88%, 08/15/2030	650,000	575,014
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	250,000	251,234
8.75%, 04/15/2030(b)	560,000	559,197
Crown Americas LLC, 5.25%, 04/01/2030	250,000	250,060
	Principal Amount	Value
Containers & Packaging-(continued)
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	$195,000	$ 180,497
OI European Group B.V., 4.75%, 02/15/2030(b)	205,000	192,857
		2,008,859
Distributors-0.71%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	400,000	428,967
Diversified Consumer Services-0.64%
Service Corp. International, 3.38%, 08/15/2030	430,000	386,266
Diversified REITs-0.40%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	330,000	242,127
Diversified Telecommunication Services-6.14%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)(c)	490,000	452,474
8.75%, 05/15/2030(b)	605,000	637,888
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	1,503,000	1,446,935
Level 3 Financing, Inc.
10.50%, 05/15/2030(b)	450,000	484,412
3.88%, 10/15/2030(b)	220,000	150,803
10.75%, 12/15/2030(b)	340,000	367,870
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	200,000	150,235
		3,690,617
Electric Utilities-0.80%
PG&E Corp., 5.25%, 07/01/2030	490,000	480,057
Electrical Equipment-0.42%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	250,000	250,559
Electronic Equipment, Instruments & Components-2.37%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,390,000	1,425,145
Energy Equipment & Services-4.23%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	330,000	353,896
Noble Finance II LLC, 8.00%, 04/15/2030(b)	700,000	726,392
Transocean, Inc., 8.75%, 02/15/2030(b)	595,000	629,029
Weatherford International Ltd., 8.63%, 04/30/2030(b)	800,000	830,957
		2,540,274
Entertainment-0.75%
Roblox Corp., 3.88%, 05/01/2030(b)	487,000	449,005
Financial Services-3.05%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	180,000	178,595
Hightower Holding LLC, 9.13%, 01/31/2030(b)	200,000	207,241
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	190,000	173,577
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	240,000	233,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2024
	Principal Amount	Value
Financial Services-(continued)
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	$320,000	$ 304,050
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	330,000	335,534
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	400,000	397,286
		1,830,131
Food Products-1.62%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	510,000	516,872
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	490,000	456,415
		973,287
Gas Utilities-0.87%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	500,000	520,169
Ground Transportation-0.97%
Brightline East LLC, 11.00%, 01/31/2030(b)(c)	640,000	584,272
Health Care Equipment & Supplies-0.52%
Embecta Corp.
5.00%, 02/15/2030(b)	247,000	222,933
6.75%, 02/15/2030(b)	95,000	87,795
		310,728
Health Care Providers & Services-10.38%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	320,000	312,707
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	600,000	475,659
5.25%, 05/15/2030(b)	750,000	673,016
DaVita, Inc., 4.63%, 06/01/2030(b)	1,405,000	1,325,694
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	405,000	444,662
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	320,000	294,485
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	270,000	261,536
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	195,000	186,618
Star Parent, Inc., 9.00%, 10/01/2030(b)	510,000	545,076
Tenet Healthcare Corp.
4.38%, 01/15/2030	730,000	698,584
6.13%, 06/15/2030	1,000,000	1,016,442
		6,234,479
Health Care Technology-1.88%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,180,000	1,129,807
Hotel & Resort REITs-0.48%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	280,000	287,265
Hotels, Restaurants & Leisure-6.29%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	1,480,000	1,356,866
Brinker International, Inc., 8.25%, 07/15/2030(b)	180,000	191,475
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	1,000,000	1,036,328
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	$605,000	$ 601,743
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	655,000	589,826
		3,776,238
Household Durables-1.40%
KB Home, 7.25%, 07/15/2030	180,000	188,005
M/I Homes, Inc., 3.95%, 02/15/2030	150,000	138,558
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	295,000	278,460
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	240,000	237,386
		842,409
Household Products-0.37%
Central Garden & Pet Co., 4.13%, 10/15/2030(c)	240,000	220,748
Industrial Conglomerates-0.64%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	380,000	384,781
Insurance-4.73%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	550,000	564,969
HUB International Ltd., 7.25%, 06/15/2030(b)	1,545,000	1,614,775
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	365,000	388,483
10.50%, 12/15/2030(b)	250,000	271,936
		2,840,163
Interactive Media & Services-0.73%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	220,000	203,552
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	265,000	237,599
		441,151
Life Sciences Tools & Services-0.91%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	280,000	285,820
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	250,000	260,078
		545,898
Machinery-1.72%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	730,000	767,953
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	255,000	266,486
		1,034,439
Media-5.54%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	320,000	245,894
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	460,000	481,009
Gray Television, Inc., 4.75%, 10/15/2030(b)	340,000	193,930
Lamar Media Corp., 4.00%, 02/15/2030	265,000	247,648
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)(c)	355,000	250,831
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	780,000	700,860
Univision Communications, Inc., 7.38%, 06/30/2030(b)	440,000	422,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2024
	Principal Amount	Value
Media-(continued)
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	$450,000	$ 390,482
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	450,000	397,787
		3,331,074
Metals & Mining-3.13%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	350,000	376,738
ATI, Inc., 7.25%, 08/15/2030(c)	210,000	223,756
Carpenter Technology Corp., 7.63%, 03/15/2030	150,000	155,809
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	380,000	385,731
Commercial Metals Co., 4.13%, 01/15/2030	150,000	141,262
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	250,000	260,087
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	370,000	337,876
		1,881,259
Oil, Gas & Consumable Fuels-10.12%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	400,000	426,617
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	195,000	182,004
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	485,000	458,860
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	250,000	265,550
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	380,000	359,402
5.50%, 10/15/2030(b)	200,000	198,266
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	250,000	248,871
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	490,000	491,990
NuStar Logistics L.P., 6.38%, 10/01/2030	305,000	318,834
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	405,000	379,090
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	240,000	249,764
Range Resources Corp., 4.75%, 02/15/2030(b)	240,000	230,507
Southwestern Energy Co., 5.38%, 03/15/2030	600,000	595,153
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	390,000	370,849
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	355,000	338,769
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	750,000	767,357
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	196,000	197,725
		6,079,608
Personal Care Products-0.70%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	405,000	420,986
Pharmaceuticals-1.04%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	295,000	269,950
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030	365,000	353,073
		623,023
	Principal Amount	Value
Real Estate Management & Development-1.49%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	$310,000	$ 275,086
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	220,000	153,563
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	200,000	213,439
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	290,000	256,164
		898,252
Residential REITs-0.31%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	196,000	184,638
Semiconductors & Semiconductor Equipment-0.78%
Entegris, Inc., 5.95%, 06/15/2030(b)	465,000	471,603
Software-3.26%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	240,000	252,968
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	300,000	313,618
McAfee Corp., 7.38%, 02/15/2030(b)	1,015,000	974,524
NCR Voyix Corp., 5.25%, 10/01/2030(b)	220,000	214,636
RingCentral, Inc., 8.50%, 08/15/2030(b)	190,000	203,164
		1,958,910
Specialized REITs-1.02%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	630,000	614,484
Specialty Retail-1.63%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	215,000	205,688
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	460,000	466,138
Staples, Inc., 12.75%, 01/15/2030(b)	400,000	309,526
		981,352
Trading Companies & Distributors-1.27%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	300,000	308,376
Boise Cascade Co., 4.88%, 07/01/2030(b)	195,000	186,772
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	250,000	268,529
		763,677
Wireless Telecommunication Services-0.34%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	196,000	202,366
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,699,236)		58,957,789
	Shares
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $239,390)	239,390	239,390
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.54% (Cost $56,938,626)		59,197,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.57%
Invesco Private Government Fund, 5.28%(d)(e)(f)	927,063	$ 927,063
Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,415,889	2,416,855
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,343,763)		3,343,918
TOTAL INVESTMENTS IN SECURITIES-104.11% (Cost $60,282,389)		62,541,097
OTHER ASSETS LESS LIABILITIES-(4.11)%		(2,466,195)
NET ASSETS-100.00%		$60,074,902

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $50,514,526, which represented 84.09% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$56,115	$4,987,246	$(4,803,971)	$-	$-	$239,390	$13,387
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	11,119,712	(10,192,649)	-	-	927,063	24,495*
Invesco Private Prime Fund	-	17,190,307	(14,773,159)	155	(448)	2,416,855	66,972*
Total	$56,115	$33,297,265	$(29,769,779)	$155	$(448)	$3,583,308	$104,854

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.40%
Aerospace & Defense-1.58%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$180,000	$ 189,169
TransDigm, Inc., 7.13%, 12/01/2031(b)	260,000	274,890
		464,059
Air Freight & Logistics-0.64%
GN Bondco LLC, 9.50%, 10/15/2031(b)	185,000	188,470
Automobile Components-2.22%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	130,000	129,378
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	131,000	118,798
5.25%, 07/15/2031	150,000	136,185
United Rentals (North America), Inc., 3.88%, 02/15/2031	289,000	267,034
		651,395
Automobiles-0.81%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	260,000	236,528
Broadline Retail-0.37%
Kohl’s Corp., 4.63%, 05/01/2031	130,000	107,558
Building Products-0.75%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/2031(b)	207,000	218,875
Capital Markets-0.87%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	180,000	148,473
StoneX Group, Inc., 7.88%, 03/01/2031(b)	100,000	105,235
		253,708
Chemicals-3.29%
Ashland, Inc., 3.38%, 09/01/2031(b)	120,000	105,232
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	130,000	137,835
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	150,000	147,821
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	210,000	217,249
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	130,000	116,595
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	160,000	146,948
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	90,000	93,585
		965,265
Commercial Services & Supplies-4.62%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	540,000	548,715
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	130,000	132,942
GEO Group, Inc. (The), 10.25%, 04/15/2031	170,000	179,765
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	260,000	271,915
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	209,000	222,419
		1,355,756
Communications Equipment-0.52%
Viasat, Inc., 7.50%, 05/30/2031(b)	200,000	153,225
	Principal Amount	Value
Construction & Engineering-1.12%
Artera Services, LLC, 8.50%, 02/15/2031(b)	$160,000	$ 160,510
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	160,000	167,547
		328,057
Construction Materials-1.93%
Knife River Corp., 7.75%, 05/01/2031(b)	110,000	116,834
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	290,000	311,609
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	130,000	136,727
		565,170
Consumer Finance-0.70%
OneMain Finance Corp., 7.50%, 05/15/2031	200,000	206,591
Consumer Staples Distribution & Retail-1.01%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	127,000	134,016
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	90,133
Safeway, Inc., 7.25%, 02/01/2031	70,000	72,417
		296,566
Containers & Packaging-2.35%
Ball Corp., 3.13%, 09/15/2031	210,000	183,803
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	200,000	207,730
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	180,000	182,362
Sealed Air Corp., 7.25%, 02/15/2031(b)	110,000	115,736
		689,631
Diversified Consumer Services-0.63%
Service Corp. International, 4.00%, 05/15/2031	200,000	183,703
Diversified Telecommunication Services-1.57%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	200,000	211,832
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	170,000	180,331
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	100,000	67,499
		459,662
Electric Utilities-2.88%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	270,000	241,793
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	190,000	198,947
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	380,000	404,607
		845,347
Electronic Equipment, Instruments & Components-1.03%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	130,000	134,067
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	185,000	167,229
		301,296
Energy Equipment & Services-0.48%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	140,000	140,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2024
	Principal Amount	Value
Entertainment-1.48%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	$150,000	$ 158,047
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	260,000	276,109
		434,156
Financial Services-4.63%
Block, Inc., 3.50%, 06/01/2031	250,000	225,883
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	170,000	181,973
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	90,000	90,759
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	300,000	315,317
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	150,000	145,848
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	110,000	106,166
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/2031(b)	320,000	292,141
		1,358,087
Food Products-0.76%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	240,000	223,476
Gas Utilities-1.04%
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	330,000	306,112
Ground Transportation-0.43%
XPO, Inc., 7.13%, 06/01/2031(b)	120,000	125,572
Health Care Providers & Services-3.84%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	260,000	222,039
DaVita, Inc., 3.75%, 02/15/2031(b)	390,000	347,405
Encompass Health Corp., 4.63%, 04/01/2031	100,000	94,774
Tenet Healthcare Corp.
6.75%, 05/15/2031	350,000	363,209
6.88%, 11/15/2031	90,000	98,014
		1,125,441
Health Care REITs-0.92%
Diversified Healthcare Trust, 4.38%, 03/01/2031	110,000	84,320
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	270,000	184,692
		269,012
Hotel & Resort REITs-0.88%
Service Properties Trust, 8.63%, 11/15/2031(b)	240,000	256,942
Hotels, Restaurants & Leisure-5.35%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	230,000	216,560
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	160,000	164,619
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	270,000	249,666
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	130,000	116,641
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	130,000	129,600
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	$190,000	$ 131,973
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	210,000	217,930
Station Casinos LLC, 4.63%, 12/01/2031(b)	110,000	102,185
Yum! Brands, Inc., 3.63%, 03/15/2031	260,000	238,834
		1,568,008
Household Durables-1.19%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	60,000	61,156
KB Home, 4.00%, 06/15/2031	110,000	101,719
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	210,000	184,894
		347,769
Household Products-1.38%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	100,000	90,708
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	140,000	144,201
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	160,000	145,147
Spectrum Brands, Inc., 3.88%, 03/15/2031(b)	27,000	24,006
		404,062
Independent Power and Renewable Electricity Producers-2.15%
Calpine Corp.
5.00%, 02/01/2031(b)	210,000	201,491
3.75%, 03/01/2031(b)	230,000	210,232
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	240,000	217,947
		629,670
Insurance-5.59%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	380,000	393,110
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	180,000	185,952
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	240,000	247,180
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	780,000	813,074
		1,639,316
Interactive Media & Services-0.39%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	130,000	115,520
IT Services-0.68%
Star Holding LLC, 8.75%, 08/01/2031(b)	90,000	88,281
Twilio, Inc., 3.88%, 03/15/2031	120,000	110,205
		198,486
Leisure Products-0.73%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	210,000	213,615
Machinery-0.85%
Hillenbrand, Inc., 3.75%, 03/01/2031	90,000	80,023
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	160,000	168,977
		249,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2024
	Principal Amount	Value
Marine Transportation-1.02%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	$181,000	$186,513
7.63%, 02/15/2031(b)	110,000	113,734
		300,247
Media-9.43%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	780,000	677,466
7.38%, 03/01/2031(b)	300,000	305,548
CSC Holdings LLC
3.38%, 02/15/2031(b)	250,000	161,693
4.50%, 11/15/2031(b)	380,000	253,098
Gray Television, Inc., 5.38%, 11/15/2031(b)	270,000	154,886
Lamar Media Corp., 3.63%, 01/15/2031	140,000	126,882
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	170,000	175,696
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	120,000	127,730
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	400,000	343,626
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	320,000	298,096
Univision Communications, Inc., 8.50%, 07/31/2031(b)	140,000	139,820
		2,764,541
Metals & Mining-2.58%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	200,000	210,480
ATI, Inc., 5.13%, 10/01/2031	90,000	86,647
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)	80,000	73,549
Commercial Metals Co., 3.88%, 02/15/2031	80,000	72,653
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	150,000	134,948
Novelis Corp., 3.88%, 08/15/2031(b)	200,000	179,527
		757,804
Mortgage REITs-0.35%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)	100,000	104,045
Oil, Gas & Consumable Fuels-8.54%
CNX Resources Corp., 7.38%, 01/15/2031(b)	130,000	135,942
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	360,000	353,153
DT Midstream, Inc., 4.38%, 06/15/2031(b)	260,000	244,492
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031(b)	110,000	116,936
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	149,000	147,670
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	200,000	201,846
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	130,000	117,739
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	130,000	139,018
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	120,000	113,800
Talos Production, Inc., 9.38%, 02/01/2031(b)	160,000	170,995
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	590,000	626,827
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	130,000	135,091
		2,503,509
	Principal Amount	Value
Pharmaceuticals-2.61%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	$260,000	$ 276,388
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	520,000	487,452
		763,840
Professional Services-0.35%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	100,000	103,790
Real Estate Management & Development-1.37%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	100,000	108,381
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	170,000	152,523
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	160,000	139,321
		400,225
Software-2.83%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	160,000	145,816
UKG, Inc., 6.88%, 02/01/2031(b)	660,000	683,266
		829,082
Specialized REITs-0.87%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	270,000	253,690
Specialty Retail-2.57%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	180,000	155,661
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	220,000	234,484
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	130,000	119,910
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	130,000	119,142
Valvoline, Inc., 3.63%, 06/15/2031(b)	140,000	125,096
		754,293
Technology Hardware, Storage & Peripherals-0.22%
Seagate HDD Cayman, 4.13%, 01/15/2031	70,000	63,613
Textiles, Apparel & Luxury Goods-1.27%
Crocs, Inc., 4.13%, 08/15/2031(b)	90,000	81,216
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	160,000	172,174
Levi Strauss & Co., 3.50%, 03/01/2031(b)	131,000	118,301
		371,691
Trading Companies & Distributors-0.64%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	180,000	188,798
Wireless Telecommunication Services-2.09%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	330,000	287,338
4.75%, 07/15/2031(b)	370,000	325,055
		612,393
Total U.S. Dollar Denominated Bonds & Notes (Cost $28,125,805)		28,847,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $62,297)	62,297	$ 62,297
TOTAL INVESTMENTS IN SECURITIES-98.61% (Cost $28,188,102)		28,909,354
OTHER ASSETS LESS LIABILITIES-1.39%		407,491
NET ASSETS-100.00%		$29,316,845

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $25,203,819, which represented 85.97% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,452,417	$(2,390,120)	$-	$-	$62,297	$5,539
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	970,751	(970,751)	-	-	-	684*
Invesco Private Prime Fund	-	4,354,674	(4,354,656)	-	(18)	-	3,183*
Total	$-	$7,777,842	$(7,715,527)	$-	$(18)	$62,297	$9,406

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.86%
Aerospace & Defense-3.43%
TransDigm, Inc., 6.63%, 03/01/2032(b)	$170,000	$ 177,007
Automobile Components-2.57%
Dana, Inc., 4.50%, 02/15/2032	30,000	26,730
United Rentals North America, Inc., 3.75%, 01/15/2032	60,000	54,199
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	50,000	51,988
		132,917
Building Products-2.77%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	100,000	91,448
6.38%, 06/15/2032(b)	50,000	51,539
		142,987
Chemicals-0.52%
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	30,000	26,988
Commercial Services & Supplies-1.11%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	60,000	57,089
Construction Materials-0.59%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	30,000	30,591
Consumer Finance-0.80%
FirstCash, Inc., 6.88%, 03/01/2032(b)	40,000	41,143
Consumer Staples Distribution & Retail-0.82%
US Foods, Inc., 7.25%, 01/15/2032(b)	40,000	42,273
Containers & Packaging-0.79%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	40,000	40,947
Diversified REITs-1.11%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	60,000	57,143
Electric Utilities-2.31%
NRG Energy, Inc., 3.88%, 02/15/2032(b)	40,000	35,919
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	80,000	83,148
		119,067
Electrical Equipment-1.40%
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	70,000	72,201
Energy Equipment & Services-4.48%
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	40,000	42,078
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	80,000	83,988
Vallourec S.A. (France), 7.50%, 04/15/2032(b)	100,000	105,427
		231,493
Financial Services-5.16%
Block, Inc., 6.50%, 05/15/2032(b)	150,000	155,739
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)	30,000	28,007
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	80,000	82,945
		266,691
	Principal Amount	Value
Food Products-2.48%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	$50,000	$ 46,089
Post Holdings, Inc., 6.25%, 02/15/2032(b)	80,000	82,141
		128,230
Ground Transportation-2.00%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	50,000	51,166
XPO, Inc., 7.13%, 02/01/2032(b)	50,000	52,344
		103,510
Health Care Equipment & Supplies-1.20%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	60,000	61,697
Health Care Providers & Services-6.25%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	150,000	162,566
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	40,000	43,463
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	60,000	53,885
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	60,000	63,094
		323,008
Hotel & Resort REITs-1.60%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	80,000	82,451
Hotels, Restaurants & Leisure-14.60%
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)	120,000	123,391
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	120,000	107,635
6.13%, 04/01/2032(b)	30,000	30,777
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(b)	70,000	70,896
MGM Resorts International, 6.50%, 04/15/2032	60,000	60,472
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	100,000	103,334
Station Casinos LLC, 6.63%, 03/15/2032(b)	40,000	40,828
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	50,000	52,006
Yum! Brands, Inc.
4.63%, 01/31/2032	90,000	85,385
5.38%, 04/01/2032	80,000	79,363
		754,087
Household Durables-0.71%
TopBuild Corp., 4.13%, 02/15/2032(b)	40,000	36,432
Independent Power and Renewable Electricity Producers-0.52%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	30,000	26,671
Insurance-6.83%
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	100,000	103,661
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	40,000	40,833
HUB International Ltd., 7.38%, 01/31/2032(b)	150,000	155,604
USI, Inc., 7.50%, 01/15/2032(b)	50,000	52,438
		352,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2024
	Principal Amount	Value
IT Services-1.01%
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)	$50,000	$ 52,348
Media-6.59%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	90,000	78,503
4.50%, 05/01/2032	200,000	170,963
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	100,000	90,673
		340,139
Metals & Mining-1.36%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	70,000	70,385
Oil, Gas & Consumable Fuels-14.02%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	50,000	51,561
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	50,000	51,824
CNX Resources Corp., 7.25%, 03/01/2032(b)	30,000	31,433
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	50,000	51,601
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	50,000	51,341
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	40,000	41,618
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	40,000	39,889
Matador Resources Co., 6.50%, 04/15/2032(b)	70,000	71,097
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	100,000	103,005
Southwestern Energy Co., 4.75%, 02/01/2032	90,000	85,357
Sunoco L.P., 7.25%, 05/01/2032(b)	60,000	63,501
Vital Energy, Inc., 7.88%, 04/15/2032(b)	80,000	81,964
		724,191
Personal Care Products-0.99%
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	50,000	51,051
Software-3.84%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	130,000	136,196
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	60,000	61,978
		198,174
	Principal Amount	Value
Specialized REITs-0.95%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	$50,000	$ 49,298
Specialty Retail-3.87%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	50,000	47,130
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	50,000	47,914
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	100,000	104,851
		199,895
Wireless Telecommunication Services-1.18%
VMED 02 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	60,000	61,074
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,895,993)		5,053,714
	Shares
Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $28,817)	28,817	28,817
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.42% (Cost $4,924,810)		5,082,531
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.03%
Invesco Private Government Fund, 5.28%(d)(e)(f)	14,866	14,866
Invesco Private Prime Fund, 5.46%(d)(e)(f)	38,575	38,590
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,460)		53,456
TOTAL INVESTMENTS IN SECURITIES-99.45% (Cost $4,978,270)		5,135,987
OTHER ASSETS LESS LIABILITIES-0.55%		28,270
NET ASSETS-100.00%		$5,164,257

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $4,361,865, which represented 84.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$102,104	$(73,287)	$-	$-	$28,817	$498
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	81,291	(66,425)	-	-	14,866	72*
Invesco Private Prime Fund	-	85,359	(46,765)	(4)	-	38,590	167*
Total	$-	$268,754	$(186,477)	$(4)	$-	$82,273	$737

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-87.60%
Alabama-0.52%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)	3.00%	09/01/2024	$400	$ 400,000
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	450,000
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	100,310
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,093
				980,403
Arizona-0.69%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB(a)	5.00%	12/01/2024	500	502,250
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,980
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	245	245,033
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	500,812
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,054
				1,308,129
Arkansas-0.05%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	99,613
California-13.02%
Bay Area Toll Authority, Series 2023 B, Ref. VRD RB, (LOC - Barclays Bank PLC)(b)(c)	3.60%	04/01/2055	2,000	2,000,000
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)	5.00%	10/01/2024	50	50,080
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	100,168
California (State of), Series 2014, GO Bonds(a)	5.00%	12/04/2024	1,595	1,597,808
California (State of), Series 2014, Ref. GO Bonds(a)	5.00%	12/04/2024	350	351,105
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	85,173
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,262,558
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,030
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	125,000
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	75,000
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	580	580,000
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	40,143
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	100,168
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	125,114
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	900	903,211
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	611,025
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	135,748
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2024	545	545,000
California (State of) (Green Bonds), Series 2014, GO Bonds(a)	5.00%	12/04/2024	1,100	1,102,233
California (State of) Department of Water Resources (Central Valley), Series 2014 A, RB(a)	5.00%	12/01/2024	195	196,027
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)	5.00%	12/01/2024	100	100,527
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2024	35	35,196
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)	5.00%	12/01/2024	2,000	2,010,531
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)	5.00%	12/01/2024	40	40,203
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	120,521
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,011
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	85,315
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	100,167
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022, VRD RB(b)	2.30%	07/15/2062	2,000	2,000,000
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	70,086
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2024	250	251,273
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2024	5	5,008
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2024	70	70,108
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	100,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2029	$400	$ 400,722
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,002,379
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	100,232
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	115,265
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	100,037
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	100,204
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)	5.00%	11/15/2024	340	341,342
California State University, Series 2014 A, Ref. RB(a)	5.00%	11/01/2024	250	250,814
California State University, Series 2014 A, Ref. RB(a)	5.00%	11/01/2024	30	30,098
California State University, Series 2014 A, Ref. RB(a)	5.00%	11/01/2024	60	60,195
California State University, Series 2014, Ref. RB(a)	5.00%	11/01/2024	2,000	2,006,513
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	50,160
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	180,339
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB(a)	5.00%	09/25/2024	140	140,151
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-2, VRD RB(b)	2.05%	07/01/2034	2,000	2,000,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(a)	5.00%	12/01/2024	200	200,808
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2024	450	450,606
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	500,634
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	501,209
Pomona Unified School District, Series 2015 F, GO Bonds(a)	5.00%	11/25/2024	100	100,439
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	115	115,406
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	59,276
Santa Clara Valley Water District, Series 2023, COP	4.00%	12/01/2024	65	65,110
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	249,997
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	499,994
				24,636,679
Colorado-2.32%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	35,233
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,235
Colorado Springs (City of), CO, Series 2010 C, VRD RB(b)	2.80%	11/01/2040	2,000	2,000,000
Colorado Springs (City of), CO, Series 2014 A-2, RB(a)	5.00%	11/15/2024	2,000	2,007,369
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	35	35,136
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	45,221
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2026	15	15,078
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,131
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2024	125	125,615
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	30	30,168
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	33,768
				4,392,954
Connecticut-2.17%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	475,704
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2024	30	30,019
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	100,363
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2024	150	150,000
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2026	75	75,111
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2033	45	45,040
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	500,215
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(b)	2.65%	11/15/2050	2,000	2,000,000
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)	5.00%	11/01/2024	725	727,207
				4,103,659
District of Columbia-1.17%
District of Columbia, Series 1998 A, RB, (LOC - TD Bank N.A.)(b)(c)	2.85%	08/15/2038	2,000	2,000,000
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	$115	$ 115,298
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	55,073
				2,205,567
Florida-9.31%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,000,599
Citizens Property Insurance, Inc., Series 2015 A-1, RB(a)	5.00%	12/01/2024	155	155,697
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	165,270
Florida Gulf Coast University Financing Corp., Series 2008 A, VRD RB, (LOC - TD Bank N.A.)(b)(c)	2.84%	02/01/2038	2,000	2,000,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.80%	06/01/2048	2,000	2,000,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	500,170
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020 C, Ref. VRD RB, (LOC - TD Bank N.A.)(b)(c)	2.85%	11/01/2038	1,975	1,975,000
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,001,332
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	146,773
JEA Electric System, Series 2017 B, Ref. RB	3.38%	10/01/2034	175	169,681
JEA Water & Sewer System, Series 2008 A-2, VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	2.95%	10/01/2042	2,000	2,000,000
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB(a)	5.00%	11/15/2024	65	65,239
Miami (City of) & Dade (County of), FL School Board, Series 2012 A, COP	4.00%	08/01/2029	55	55,050
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,078
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,089
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(d)	5.00%	02/01/2040	100	100,067
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	1,270	1,272,029
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	110,180
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,000
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	25,000
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	500,294
Orange (County of), FL Health Facilities Authority (The Nemours Foundation), Series 2009 B, VRD RB, (LOC - TD Bank N.A.)(b)(c)	2.92%	01/01/2039	2,000	2,000,000
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	120,173
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(b)	3.02%	10/01/2039	2,000	2,000,000
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	185,263
				17,627,984
Georgia-0.33%
Atlanta (City of), GA, Series 2015, GO Bonds(a)	4.75%	12/01/2024	270	271,119
Atlanta (City of), GA, Series 2015, GO Bonds(a)	5.00%	12/01/2024	50	50,237
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	115,326
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,000
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,009
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,033
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,079
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	127,520
				629,323
Hawaii-0.73%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	800	801,257
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2024	50	50,071
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	240	240,343
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	75,107
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	50,071
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2024	75	75,107
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2024	95	95,000
				1,386,956
Illinois-3.23%
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,001,019
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,004,796
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	$30	$ 30,182
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	145,916
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	545,885
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	285,801
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,013
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,013
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	210,357
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	100,159
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,020	1,020,911
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(d)	4.25%	05/01/2034	20	20,004
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB(a)	5.00%	10/01/2024	120	120,166
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB(a)	5.00%	10/01/2024	35	35,049
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB(a)	5.00%	10/01/2024	40	40,056
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB(a)	5.00%	10/01/2024	1,500	1,502,081
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,008
				6,107,416
Indiana-0.31%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,049
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,100
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	550	548,471
				583,620
Iowa-0.00%
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2014, Ref. RB	4.00%	12/01/2044	5	4,881
Kansas-0.35%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	335	335,000
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	25,000
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	55,000
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2024	235	235,157
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	5.00%	09/01/2044	20	20,010
				670,167
Kentucky-0.05%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2024	50	50,148
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 B, Ref. RB(a)	4.00%	11/18/2024	25	25,045
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	25	24,537
				99,730
Louisiana-1.70%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)	5.00%	10/01/2024	1,000	1,001,387
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)	5.00%	10/01/2024	125	125,173
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, (LOC - Bank of New York Mellon)(b)(c)	3.02%	07/01/2047	2,000	2,000,000
New Orleans (City of), LA, Series 2014, Ref. RB(a)	5.00%	12/01/2024	15	15,069
New Orleans (City of), LA, Series 2014, Ref. RB(a)	5.00%	12/01/2024	30	30,139
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	53,944
				3,225,712
Maine-0.01%
Maine (State of) Municipal Bond Bank (Transcap), Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-2.15%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	$120	$ 120,031
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	300,066
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,004
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	525,433
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,051
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	45,000
Maryland (State of) Health & Higher Educational Facilities Authority, Series 1985 A, VRD RB, (LOC - TD Bank N.A.)(b)(c)	3.02%	04/01/2035	2,000	2,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	100,007
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)	5.00%	11/01/2024	40	40,131
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)	5.00%	11/01/2024	180	180,592
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)	5.00%	11/01/2024	100	100,329
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,033
Prince George’s (County of), MD, Series 2014 A, GO Bonds	4.00%	09/01/2024	530	530,000
				4,076,677
Massachusetts-2.41%
Massachusetts (Commonwealth of), Series 2004 C, Ref. GO Bonds, (INS - AMBAC)(d)	5.50%	12/01/2024	5	5,032
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	175,593
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds(a)	5.00%	09/10/2024	320	320,110
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	501,694
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	985	985,504
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	500,210
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)	5.00%	10/01/2024	20	20,029
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 1997 P-1, VRD RB(b)	2.15%	07/01/2027	2,000	2,000,000
University of Massachusetts Building Authority, Series 2014 1, RB(a)	5.00%	11/01/2024	50	50,156
				4,558,328
Michigan-2.01%
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2024	1,000	1,003,729
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	150,214
Michigan (State of) Finance Authority (Detroit regional Convention facility Authority), Series 2014 H-1, Ref. RB	5.00%	10/01/2039	255	255,354
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,070
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2024	170	170,765
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2024	100	100,450
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, (LOC - Barclays Bank PLC)(b)(c)	2.80%	06/01/2046	2,000	2,000,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,115
				3,800,697
Minnesota-1.06%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,005,092
Minnesota (State of), Series 2014 A, GO Bonds(a)	5.00%	11/18/2024	1,000	1,003,840
				2,008,932
Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,022
Missouri-0.89%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,046
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,122
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2027	75	75,311
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2030	10	10,032
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2031	100	100,318
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2024	1,000	1,001,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2034	$50	$ 50,106
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	400	400,178
				1,682,595
Montana-0.13%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	248,795
Nevada-1.96%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2024	105	105,328
Clark (County of), NV Department of Aviation, Series 2008 D-2B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	3.00%	07/01/2040	2,000	2,000,000
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	175,882
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds(a)	5.00%	12/01/2024	30	30,135
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds(a)	5.00%	12/01/2024	95	95,316
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,296,474
				3,703,135
New Jersey-3.51%
New Jersey (State of) Economic Development Authority, Series 2014 RR, Ref. RB	4.00%	06/15/2034	40	40,006
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB	5.00%	06/15/2026	1,000	1,001,336
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 D, VRD RB, (LOC - TD Bank N.A.)(b)(c)	2.55%	07/01/2043	2,000	2,000,000
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	235,253
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	1,130	1,134,846
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,140
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	100,109
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	800,685
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	149,994
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,000,442
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,132
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	35	35,041
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,106
				6,648,090
New Mexico-0.01%
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB(a)	5.00%	09/27/2024	15	15,018
New York-11.69%
Dobbs Ferry Local Development Corp. (Mercy College), Series 2014, RB	5.00%	07/01/2044	105	105,027
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB(a)	5.00%	11/19/2024	455	456,780
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(d)	5.25%	11/15/2024	200	200,860
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	100,380
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,275
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,068
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	55,088
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2028	25	25,036
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2033	100	100,141
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	825	826,125
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	154,995
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	125,286
New York (City of), NY, Series 2013 G, GO Bonds(a)	5.00%	11/13/2024	50	50,180
New York (City of), NY, Series 2014 A, Ref. GO Bonds(a)	5.00%	11/13/2024	40	40,144
New York (City of), NY, Series 2014 A, Ref. GO Bonds(a)	5.00%	11/13/2024	50	50,180
New York (City of), NY, Series 2014 A, Ref. GO Bonds(a)	5.00%	11/13/2024	350	351,260
New York (City of), NY, Series 2014 J, Ref. GO Bonds	5.00%	08/01/2030	1,400	1,401,733
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	200,270
New York (City of), NY Municipal Water Finance Authority, Series 2011 FF-2, VRD RB(b)	2.40%	06/15/2044	2,000	2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,208,139
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	75,509
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	25	25,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2022, Ref. VRD RB(b)	2.70%	06/15/2044	$2,000	$ 2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2023 CC, VRD RB(b)	2.70%	06/15/2053	1,100	1,100,000
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB(a)	5.00%	10/28/2024	1,045	1,048,038
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	710	712,064
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	15	15,044
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	75	75,218
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	170	170,494
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	205	205,596
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(a)	5.00%	10/28/2024	30	30,087
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	65,200
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	80,246
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2024	300	300,923
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB(a)	5.00%	10/28/2024	1,370	1,373,983
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB(a)	5.00%	10/28/2024	50	50,145
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB(a)	5.00%	10/28/2024	1,080	1,083,140
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	200,267
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,036
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	55,075
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	490,707
New York City Housing Development Corp., Series 2023 B-2, VRD RB(b)	2.60%	05/01/2054	2,000	2,000,000
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	3.00%	10/15/2024	10	9,998
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	330,692
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	440	440,923
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	150	150,315
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	285	285,598
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	100	100,210
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	1,000	1,002,097
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	55,222
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2014 A, RB(a)	5.00%	11/19/2024	1,000	1,003,913
				22,127,877
North Carolina-2.65%
Buncombe County Metropolitan Sewerage District, Series 2008 A, Ref. VRD RB(b)	2.84%	07/01/2031	1,700	1,700,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	105,532
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2004 B, VRD RB(b)	3.00%	11/01/2034	2,000	2,000,000
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	110	107,771
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,936
University of North Carolina at Greensboro, Series 2014, RB	4.00%	04/01/2039	60	60,002
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,000,000
				5,019,241
Ohio-2.42%
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	125	125,573
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	50	50,098
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)	5.00%	12/01/2024	195	195,829
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	100,485
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)	5.00%	11/15/2024	115	115,447
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,000
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	80,470
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,013
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,025
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(b)	2.65%	01/01/2043	1,800	1,800,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2013 B-1, Ref. VRD RB(b)	2.75%	01/01/2039	2,000	2,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	$45	$ 45,214
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	40,190
				4,588,344
Oklahoma-0.54%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,000
Grand River Dam Authority, Series 2014 A, RB(a)	5.00%	10/15/2024	1,000	1,002,085
				1,017,085
Oregon-0.74%
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,099
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)	5.00%	11/15/2024	25	25,095
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)	4.00%	11/15/2024	20	20,040
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)	5.00%	11/15/2024	35	35,139
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)	5.00%	11/15/2024	30	30,119
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)	5.00%	11/15/2024	235	235,932
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)	5.00%	11/15/2024	15	15,059
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2024	1,000	1,003,952
				1,390,435
Pennsylvania-3.89%
Delaware Valley Regional Finance Authority, Series 2020 B, Ref. RB	5.00%	11/01/2024	5	5,014
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)	5.00%	12/01/2024	125	125,563
Pennsylvania (Commonwealth of), First Series 2014, GO Bonds	4.00%	06/15/2032	15	15,007
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	290	290,165
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	175,100
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	985,895
Pennsylvania (Commonwealth of) Housing Finance Agency, Series 2020-132B, VRD RB(b)	2.85%	10/01/2050	2,000	2,000,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	326,009
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB(a)	5.00%	12/01/2039	1,275	1,279,025
Philadelphia (City of), PA, Eighth Series 2009 D, Ref. VRD RB, (LOC - TD Bank N.A.)(b)(c)	2.83%	08/01/2031	2,000	2,000,000
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	150,201
West View Municipal Authority, Series 2014, RB(a)	4.00%	11/15/2024	10	10,016
				7,361,995
Rhode Island-1.08%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2027	40	40,071
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown), Series 2005 A, VRD RB(b)	2.83%	05/01/2035	2,000	2,000,000
				2,040,071
South Carolina-0.49%
South Carolina (State of) Public Service Authority, Series 2014 A, RB(a)	5.50%	10/23/2024	300	300,951
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,183
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	130,263
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,055
South Carolina (State of) Public Service Authority, Series 2015 B, Ref. RB(a)	5.00%	12/01/2024	400	401,849
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,015
				923,316
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	5.00%	11/01/2034	10	10,018
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	51,665
				61,683
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.08%
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	$80	$ 80,254
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	70	70,222
				150,476
Texas-6.69%
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,000
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,020
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	501,399
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	426,189
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)	5.00%	12/01/2024	30	30,154
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)	5.00%	12/01/2024	45	45,230
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)	5.00%	12/01/2024	65	65,333
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	120,540
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,002,841
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	961,370
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2024	265	265,828
Houston (City of), TX, Series 2012 B, Ref. RB, (SIFMA Municipal Swap Index + 0.01%)(e)(f)	2.90%	09/11/2024	2,000	2,000,000
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	35,141
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,264
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	170	170,686
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	40,161
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C1, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	2.50%	07/01/2047	2,000	2,000,000
Texas (State of), Series 2014 A, Ref. GO Bonds(a)	5.00%	10/01/2024	370	370,528
Texas (State of), Series 2014 A, Ref. GO Bonds(a)	5.00%	10/01/2024	1,100	1,101,570
Texas (State of), Series 2014 A, Ref. GO Bonds(a)	5.00%	10/01/2024	1,000	1,001,427
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,013
Texas (State of), Series 2020, VRD GO Bonds(b)	2.45%	12/01/2050	2,000	2,000,000
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB(a)	5.00%	11/04/2024	100	100,303
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	75,101
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,027
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	225	225,531
				12,664,656
Utah-1.06%
Utah (County of), UT, Series 2016 C, VRD RB(b)	2.95%	05/15/2051	2,000	2,000,000
Virginia-1.88%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,014
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2024	1,200	1,200,803
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB(b)	2.80%	12/01/2033	2,000	2,000,000
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	340	340,000
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,007
				3,560,824
Washington-1.79%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2024	10	10,032
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(b)	2.93%	07/01/2032	2,000	2,000,000
King County Rural Library District, Series 2012, Ref. GO Bonds	4.00%	12/01/2024	20	20,042
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	70	70,341
Seattle (Port of), WA, Series 2015 A, RB(a)	5.00%	11/12/2024	500	501,765
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	200,984
Washington (State of), Series 2014 R, Ref. GO Bonds(a)	4.00%	10/07/2024	45	45,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2015 A-1, GO Bonds(a)	5.00%	10/07/2024	$350	$ 350,624
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	155,028
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	25,003
				3,378,853
West Virginia-0.14%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,000
West Virginia University, Series 2014 A, RB(a)	5.00%	10/01/2024	250	250,347
				260,347
Wisconsin-2.33%
Appleton Redevelopment Authority, Series 2001, VRD RB, (LOC - Thrivent Financial Lutherans)(b)(c)	2.65%	06/01/2036	2,000	2,000,000
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(b)	2.35%	04/01/2048	1,100	1,100,000
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2024	50	50,162
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2024	25	25,081
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,003,240
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	235,644
				4,414,127
TOTAL INVESTMENTS IN SECURITIES(g)-87.60% (Cost $165,844,616)				165,799,412
OTHER ASSETS LESS LIABILITIES-12.40%				23,467,028
NET ASSETS-100.00%				$189,266,440

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SIFMA	-Securities Industry and Financial Markets Association
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.02%
Alabama-0.38%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$ 285,453
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	300	308,727
Auburn University, Series 2015 A, Ref. RB	4.00%	06/01/2038	5	5,003
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)	5.00%	09/01/2025	200	204,640
Birmingham (City of), AL Special Care Facilities Financing Authority, Series 2015, Ref. RB	5.00%	06/01/2034	60	60,568
				864,391
Alaska-0.14%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	105	106,860
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2034	20	20,329
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2035	80	81,271
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	101,983
				310,443
Arizona-1.47%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	102,677
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	85	85,894
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2025	100	101,777
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	203,834
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2040	15	15,148
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,754
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,013
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	40,744
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,546
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	135	136,721
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	132,417
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	142,742
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	81,567
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,182
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	30	30,545
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	20	20,383
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	208,213
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2034	625	634,518
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2035	165	167,500
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2041	250	254,096
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	614,913
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	55,366
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,167
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2041	25	25,308
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2046	125	126,285
				3,342,310
Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,021
California-16.88%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,488
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)	5.00%	02/15/2025	125	126,329
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,013,521
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(b)	5.00%	09/01/2049	100	103,386
California (State of), Series 2013, Ref. GO Bonds(a)	3.00%	12/04/2024	100	100,000
California (State of), Series 2014, Ref. GO Bonds(a)	5.00%	12/04/2024	1,000	1,003,549
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	$865	$ 884,383
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	80,701
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	61,261
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	100,831
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	76,473
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	178,316
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	101,124
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	325	328,075
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	828,975
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	364,045
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	153,103
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	202,257
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	102,032
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,968
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,780,325
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,169,824
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	51,205
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	158,361
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	666,979
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,285,198
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	29,175
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,030,478
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	743,939
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	422,385
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,116,264
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2025	1,000	1,024,095
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,028,159
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,124
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	55	56,847
California (State of) Educational Facilities Authority (Pepperdine University), Series 2015, Ref. RB(a)	5.00%	09/01/2025	5	5,130
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	102,774
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	513,083
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	505,567
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)	5.00%	08/15/2025	100	102,442
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)	3.25%	11/15/2025	40	40,379
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)	5.00%	11/15/2025	20	20,608
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)	5.00%	11/15/2025	230	236,994
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)	5.00%	11/15/2025	500	515,204
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	122,529
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2025	200	201,260
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)	5.00%	02/01/2025	200	201,859
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)	5.00%	02/01/2025	60	60,558
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	152,035
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	68,993
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2025	60	61,328
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	309,249
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,137
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	123,199
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	102,915
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	153,690
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,021,096
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	671,450
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	$50	$ 50,738
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	202,989
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	55	56,006
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	50,804
Glendale Unified School District, Series 2015 B, Ref. GO Bonds(a)	4.00%	09/01/2025	5	5,082
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,503
Long Beach Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2025	5	5,113
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	75,893
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	65,461
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	45,321
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	40,251
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,021,077
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	219,003
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	30	30,004
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	203,090
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	407,944
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	92,132
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	50	51,070
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	40,856
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	86,820
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2025	85	86,820
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	256,154
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,055,593
Metropolitan Water District of Southern California, Series 2015 A, RB(a)	5.00%	07/01/2025	500	510,538
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	255,083
Monterey (City of), CA, Series 2015, COP	4.00%	09/01/2045	35	34,849
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	102,909
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	40,424
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,247
Palomar Community College District, Series 2015 C, GO Bonds(a)	5.00%	08/01/2025	5	5,115
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,000
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)	4.13%	11/01/2025	105	107,119
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)	5.25%	11/01/2025	80	82,639
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	102,442
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	167,436
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	20,538
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,239
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	101,478
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,234
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	122,509
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,474
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,202
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	35	35,834
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	253,986
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB	4.00%	10/01/2046	350	348,329
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	102,099
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	117,203
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	66,290
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	150,248
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,198,186
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)	5.00%	01/15/2025	1,100	1,109,223
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,000	1,004,905
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,004,954
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	102,205
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	385	393,735
San Mateo County Community College District, Series 2015 A, GO Bonds(a)	5.00%	09/01/2025	65	66,676
San Mateo County Transit District, Series 2015 A, Ref. RB	5.00%	06/01/2029	1,000	1,013,698
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	$250	$ 241,970
Santa Clara Unified School District, Series 2023, GO Bonds	5.00%	07/01/2025	10	10,213
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	507,107
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,035
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2027	35	35,553
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2031	40	40,567
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,348
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	310,286
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,174
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	30,520
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2028	1,025	1,040,396
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	40,598
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	121,735
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	60,805
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	115	116,375
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	45,593
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)	5.00%	08/01/2025	20	20,468
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)	5.00%	08/01/2025	40	40,937
				38,471,309
Colorado-1.00%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,212
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	200,149
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	34,187
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	45	46,432
Anthem West Metropolitan District, Series 2015, Ref. GO Bonds, (INS - BAM)(b)	4.13%	12/01/2044	5	5,001
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	105	107,561
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	25,743
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	344,145
Boulder Valley School District No. Re-2 Boulder, Series 2015, GO Bonds	5.00%	12/01/2038	200	202,808
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	36,095
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	82,504
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	201,299
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	95	97,631
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	167,549
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2025	5	5,141
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	150,823
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,300
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,920
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	278,210
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,291
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	130	132,130
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	75	75,102
				2,269,233
Connecticut-1.95%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	202,326
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	212,416
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	50,910
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	138,529
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,007,812
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	105,441
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,028,159
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	102,504
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	500,831
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	305,877
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	80	81,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	$95	$ 96,424
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	240	243,408
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,528
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2025	75	75,514
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	255,020
				4,447,199
Delaware-0.22%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	201,563
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	302,345
				503,908
District of Columbia-0.79%
District of Columbia, Series 2015 A, GO Bonds(a)	5.00%	06/01/2025	5	5,078
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	5	5,081
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,159
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	101,538
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2032	1,000	1,014,932
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	50,735
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	152,029
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	101,249
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,086
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	279,710
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	35,426
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB(a)	5.00%	10/28/2024	50	50,144
				1,811,167
Florida-3.13%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	71,273
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	167,412
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	90	91,256
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	80	81,454
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	45,844
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	505	514,472
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	135,601
Florida (State of) (Department of Transportation), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	101,884
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	500,794
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	66,235
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	110	112,118
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	56,283
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	982,018
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	102,271
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	50,003
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,241
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,976
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	186,564
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	133,434
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	76,664
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,650
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	138,497
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(b)	5.00%	06/01/2031	100	101,153
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,639
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	45,560
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	202,458
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	126,470
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2032	50	50,608
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	257,063
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	211,474
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2014 B, Ref. RB(a)	5.00%	10/30/2024	$665	$ 666,887
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2025	450	461,319
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	265	266,654
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	185,945
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)	5.00%	08/01/2025	40	40,835
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)	5.00%	08/01/2025	35	35,730
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	140	143,476
Palm Beach (County of), FL, Series 2015 D, RB(a)	5.00%	12/01/2025	15	15,446
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	101,301
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	60	61,096
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	223,838
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2025	20	20,423
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	35	34,707
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2028	25	25,227
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2030	20	20,199
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	66,600
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,908
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)	5.00%	04/15/2025	15	15,193
				7,126,153
Georgia-2.66%
Atlanta (City of), GA, Series 2015, Ref. RB(a)	5.00%	05/01/2025	25	25,392
Atlanta (City of), GA, Series 2015, Ref. RB(a)	5.00%	05/01/2025	350	355,488
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,541
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	709,862
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	111,415
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,249
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	755	761,046
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	150	151,667
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	102,952
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	61,452
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)	5.25%	02/15/2025	100	101,107
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)	5.50%	02/15/2025	100	101,218
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,012
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	100,013
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	141,696
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	453,895
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,093
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	51,012
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	607,267
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	373,141
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	49,001
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	175,223
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,415
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	50,830
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,473
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	506,462
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2025	100	100,868
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	55,965
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	480	487,655
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	173,792
				6,055,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-0.95%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)	5.00%	10/01/2025	$175	$ 179,571
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	220	225,771
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	133,410
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2025	5	5,131
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	70	71,844
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,525
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	101,202
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	50,906
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	256,111
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	199,704
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	112,641
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	76,704
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)	5.00%	07/01/2025	15	15,285
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)	5.00%	07/01/2025	5	5,095
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	409,777
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	30	30,720
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,340
Honolulu (City & County of), HI (Green Bonds), Series 2015 A, RB(a)	5.00%	07/01/2025	5	5,095
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	200	202,139
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,053
				2,157,024
Illinois-4.87%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(b)	4.00%	01/01/2038	105	105,095
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	307,925
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,236
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,134
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,132
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	725	728,728
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	236,125
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	135,653
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,161
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,049,543
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	100	102,385
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	60	60,836
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	25,641
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	106,692
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	76,725
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	50	51,046
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	45,946
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,498,973
Illinois (State of) Finance Authority, Series 2015, RB(a)	5.00%	05/01/2025	450	455,571
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	479,356
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2025	50	50,183
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,182
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	750	757,801
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	50	49,892
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	90	90,593
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,205
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,241
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	85	85,620
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	232,538
Illinois (State of) Finance Authority (The University of Chicago), Series 2021 A, Ref. RB	5.00%	10/01/2025	100	102,612
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	251,576
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2027	35	35,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	$20	$ 20,322
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	81,251
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,041
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,005,256
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	510	512,545
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,048
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,013,313
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,192
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	272,854
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2025	100	100,666
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,135
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	45,303
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	117,596
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,194
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	191,765
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,177
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(b)	4.00%	03/01/2040	170	170,024
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(b)	5.00%	03/01/2040	80	80,446
				11,091,047
Indiana-1.57%
Indiana (State of) Finance Authority, Series 2015 B, Ref. RB	5.00%	02/01/2025	135	136,238
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,297
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,537,406
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)	4.00%	03/01/2025	80	80,446
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	305	307,797
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	555,752
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	81,990
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2030	160	160,804
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2032	90	90,446
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	487,889
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	46,083
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,180
				3,580,328
Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,391
Iowa (State of) Finance Authority, Series 2017, Ref. RB	5.00%	08/01/2025	40	40,842
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,421
				86,654
Kansas-0.81%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,580
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,175
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	86,998
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	56,238
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	148,134
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2032	1,000	1,020,426
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	311,441
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,523
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,294
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,468
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,671
				1,841,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.47%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	$400	$ 410,614
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2014 A, Ref. RN(a)	5.00%	09/01/2024	100	100,000
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	124,913
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(b)	4.00%	09/01/2039	230	227,047
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	102,654
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	20	20,370
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	85,352
				1,070,950
Louisiana-1.19%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)	5.00%	02/01/2025	335	337,906
Louisiana (State of), Series 2015 A, Ref. RB(a)	4.00%	05/01/2025	1,010	1,018,270
Louisiana (State of), Series 2015 A, Ref. RB(a)	4.50%	05/01/2025	1,160	1,173,269
Louisiana (State of), Series 2015 A, Ref. RB(a)	5.00%	05/01/2025	150	152,203
New Orleans (City of), LA, Series 2015, RB(a)	5.00%	06/01/2025	25	25,419
New Orleans (City of), LA, Series 2015, RB(a)	5.00%	12/01/2025	5	5,151
				2,712,218
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2025	45	46,035
Maryland-1.81%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	400	400,187
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	499,597
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	384,694
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	102,205
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	300	306,615
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2025	10	10,242
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	510	523,377
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	74,958
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,800
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	427,518
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	470	475,119
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	101,942
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	150,767
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	10	10,266
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2025	535	546,797
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	15	15,329
				4,130,413
Massachusetts-4.04%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	81,793
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	35,616
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	40,667
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	85,636
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	177,468
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	111,006
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,047
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	25,071
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	45,900
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	51,000
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,338
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	249,807
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	216,235
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,403,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	$50	$ 50,363
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	50,202
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	257,272
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	853,352
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	500	504,652
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)	5.00%	07/01/2025	40	40,760
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	510,124
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	231,944
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,183
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	710	712,543
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	275,911
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	100,939
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)	5.00%	08/15/2025	70	71,583
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	511,451
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	235,012
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	203,941
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,328
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	608,865
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,369
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	203,088
				9,206,611
Michigan-1.74%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	10	10,075
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)	5.00%	05/01/2025	1,000	1,015,349
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	505,564
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2028	140	143,121
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2029	25	25,527
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,202
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	381,880
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2033	575	585,263
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,255
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,440
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	303,078
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	100,818
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2025	5	5,126
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,359
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,657
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2035	200	202,891
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)	5.00%	05/15/2025	55	55,855
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)	5.00%	05/15/2025	45	45,699
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,587
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	356,406
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	5	5,139
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	50,991
				3,960,282
Minnesota-0.98%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	180,395
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	80	80,546
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,518
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	229,619
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	112,405
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,103
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	475,169
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	66,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	$30	$ 30,656
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	303,660
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,418
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	181,853
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	500,127
				2,231,890
Mississippi-0.35%
Mississippi (State of), Series 2015 A, GO Bonds(a)	4.00%	10/01/2025	310	314,360
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	130	133,340
Mississippi (State of), Series 2015 F, GO Bonds(a)	5.00%	11/01/2025	300	308,308
Mississippi (State of), Series 2015 F, GO Bonds(a)	5.00%	11/01/2025	50	51,385
				807,393
Missouri-0.91%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	59,356
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	80	81,510
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,527
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	250,827
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,012,858
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	101,227
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	510,206
Springfield (City of), MO, Series 2015, Ref. RB	4.00%	08/01/2031	5	5,011
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	40,079
				2,085,601
Nebraska-0.64%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,047
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,552
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	99,712
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,006,339
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	75,465
University of Nebraska, Series 2015, RB(a)	4.00%	07/01/2025	100	101,121
				1,448,236
Nevada-0.60%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	285,826
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	211,982
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2025	20	20,362
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	425,967
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	172,908
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	66,123
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	116,815
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	70	72,123
				1,372,106
New Jersey-3.71%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,327
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	100,001
New Jersey (State of), Series 2014, GO Bonds(a)	5.00%	06/01/2025	300	305,072
New Jersey (State of), Series 2014, GO Bonds(a)	5.00%	06/01/2025	30	30,507
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,750,999
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(b)	5.50%	09/01/2025	505	520,186
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)	5.00%	06/15/2025	10	10,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)	5.00%	06/15/2025	$400	$ 407,677
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)	5.00%	06/15/2025	50	50,960
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)	5.00%	06/15/2025	55	56,056
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)	5.25%	06/15/2025	5	5,106
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	101,566
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,042,698
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,286
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	45	45,650
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGM)(b)	4.00%	07/01/2033	30	30,199
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	203,718
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	200	203,652
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	270,323
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	101,557
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2032	25	25,366
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2035	45	45,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	135	136,057
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	261,593
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	35	36,001
New Jersey (State of) Turnpike Authority, Series 2004 C-2, RB, (INS - AMBAC)(b)	5.50%	01/01/2025	280	282,382
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	70,482
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)	5.00%	01/01/2032	1,000	1,005,082
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)	5.00%	01/01/2045	1,285	1,291,530
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,034
				8,445,678
New Mexico-0.59%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	56,068
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	75,824
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)	4.13%	08/01/2025	1,005	1,018,566
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)	5.00%	08/01/2025	110	112,345
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	50,971
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2025	35	35,680
				1,349,454
New York-17.80%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	101,548
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	227,255
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	357,972
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(b)	5.00%	11/15/2033	105	107,492
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	61,189
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	5	5,093
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	70	71,247
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	35	36,028
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	205,290
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,430	1,441,583
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	15	15,374
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	296,601
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	173,249
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	205,290
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	45	46,190
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	205,290
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	76,085
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	70,999
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,572
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	179,291
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	102,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	$245	$ 250,599
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	373,017
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,019,817
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	101,804
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,444
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	696,601
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	423,438
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	125,972
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	1,000	1,007,817
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	658,839
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	74,649
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	178,827
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,093
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	204,374
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,093
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	112,405
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	510,934
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	71,531
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	95	97,077
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)	5.00%	06/15/2025	20	20,363
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	91,540
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	465,828
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	172,736
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	101,267
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,257
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	315	318,137
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	437,264
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	174,905
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	417,590
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	15	15,433
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,025	2,083,433
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	305,342
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	86,314
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	202,774
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	204,836
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	186,454
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	403,160
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	331,957
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	305,677
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	35,602
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,178
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,217,642
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	202,855
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	614,962
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	357,209
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	508,383
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2028	200	203,815
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	51,042
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	102,735
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,130
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	45	46,231
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB(a)	5.00%	08/01/2025	45	45,964
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	185	190,059
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	75	77,051
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	76,813
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	183,958
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	200	204,420
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	153,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	$75	$ 76,373
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	202,475
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	450	455,352
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	1,000	1,011,894
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	101,107
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	85,896
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,018,739
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,010,433
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	106,032
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	40	40,393
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	249,716
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	203,809
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,008,887
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	611,305
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	655,718
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	178,261
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	438,768
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2035	1,000	1,008,438
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,582
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,584,905
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	151,367
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	202,606
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)	4.00%	09/15/2025	150	152,186
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,021,302
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	100,983
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	102,558
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2025	200	205,311
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	100	101,189
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(b)	5.00%	10/01/2025	50	51,328
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	201,178
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,643
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,144
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	331,144
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	106,933
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(b)	5.00%	11/15/2025	10	10,296
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	110,744
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	201,347
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	890,143
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	361,297
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	82,305
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	497,058
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	102,422
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	332,460
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,257
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	75	76,674
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,100
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,858
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	267,977
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	203,198
New York State Environmental Facilities Corp., Series 2015 A, Ref. RB	5.00%	06/15/2040	275	279,126
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2025	75	76,436
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	91,723
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	100	101,211
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)	5.00%	09/15/2025	20	20,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	$70	$ 71,412
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	152,949
New York State Urban Development Corp., Series 2015, Ref. RB(a)	5.00%	09/15/2025	10	10,257
New York State Urban Development Corp., Series 2015, Ref. RB	5.00%	03/15/2028	5	5,111
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2025	1,000	1,012,107
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	65	65,735
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	102,413
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	156,163
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	413,866
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	503,867
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	514,137
				40,571,977
North Carolina-1.45%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	112,200
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	135,955
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	101,094
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	66,996
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,352
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,017,576
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	147,495
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	40,603
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,439
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2025	120	121,810
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2027	150	151,539
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	272,525
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	131,127
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)	5.00%	10/01/2025	300	308,031
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	66,017
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	155	155,474
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	200,951
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,439
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	101,094
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2025	5	5,125
				3,316,842
Ohio-1.52%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	101,520
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2025	200	206,276
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,109
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	152,913
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	505,362
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	101,294
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	201,238
Ohio (State of), Series 2015 C, GO Bonds(a)	5.00%	05/01/2025	25	25,392
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	151,982
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	273,496
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	182,295
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	135	138,465
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2025	500	511,116
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2025	15	15,105
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	185,495
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	103,053
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	$440	$ 443,587
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)	5.00%	12/01/2025	140	144,072
				3,467,770
Oklahoma-0.21%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,692
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	65,930
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	132,428
Oklahoma (State of) Development Finance Authority, Series 2015 A, Ref. RB	4.00%	08/15/2038	55	54,435
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	101,705
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	45	43,768
				473,958
Oregon-0.32%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	5	5,093
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,045
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	514,378
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB	5.00%	04/01/2045	100	100,488
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	101,318
				731,322
Pennsylvania-3.70%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	102,642
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	417,385
Chartiers Valley School District, Series 2015 B, GO Bonds(a)	5.00%	04/15/2025	85	86,121
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	607,981
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	288,454
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	245	243,633
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	105,972
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	96,179
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	505,748
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	197,231
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	101,054
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2034	90	90,339
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2035	15	15,018
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2025	100	102,385
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,364,874
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	155	159,026
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2025	500	503,611
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	66,086
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	195	199,912
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	130	133,275
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2025	40	40,954
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2031	100	101,932
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	30	30,571
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2034	20	20,122
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2035	35	35,207
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	46,169
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	20	20,542
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015, RB	4.00%	03/15/2040	35	34,510
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,123
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	100,545
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	105	106,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	$5	$ 5,084
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,355
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2035	5	5,030
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,740
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,529
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	95,134
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,259,156
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	50	50,797
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	76,195
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	204,941
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2029	20	20,490
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,082
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	51,199
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	40	40,816
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	186,240
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	75,925
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(b)	4.13%	02/01/2036	85	85,215
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(b)	5.00%	08/15/2038	150	152,573
				8,434,577
South Carolina-0.83%
Charleston (City of), SC, Series 2015, RB(a)	5.00%	01/01/2025	200	201,313
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	92,663
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	100	102,983
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	25,031
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	101,207
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	210,466
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	351,757
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,030
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	150,782
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	615,867
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,823
				1,901,922
South Dakota-0.06%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	120	122,199
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	10	9,796
				131,995
Tennessee-0.83%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	132,443
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	407,324
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)	5.00%	07/01/2025	40	40,787
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	171,177
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,098
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)	5.00%	11/01/2025	10	10,277
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)	5.00%	11/01/2025	1,000	1,027,694
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	87,384
				1,882,184
Texas-10.20%
Alamo Regional Mobility Authority, Series 2016, RB(a)	5.00%	06/15/2025	1,000	1,017,235
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(b)	5.25%	05/15/2025	225	228,987
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	152,576
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)	4.00%	06/15/2025	250	252,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	$10	$ 10,229
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)	5.00%	07/01/2025	500	509,296
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)	5.00%	07/01/2025	500	509,296
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,186
Clint Independent School District, Series 2015, GO Bonds(a)	5.00%	08/15/2025	70	71,457
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	101,131
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	295	295,814
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,012,284
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	155	159,412
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	1,500	1,542,700
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	175	179,982
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	10	10,285
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	25	25,712
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	175	179,982
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)	5.00%	12/01/2025	200	205,693
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,194
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds(a)	4.00%	02/15/2025	65	65,315
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	206,991
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	95,968
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2025	25	25,243
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	71,590
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	158,421
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	388,414
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	133,600
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2025	215	219,659
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	95,612
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,116
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	255,375
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	205,320
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,314,223
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2025	85	85,995
Kerrville Health Facilities Development Corp., Series 2015, Ref. RB	5.00%	08/15/2035	25	25,206
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	117,179
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	105,996
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	100	100,905
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	234,988
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	1,080	1,087,757
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,317
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	316,308
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	204,224
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,194
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	147,718
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	137,305
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)	6.20%	01/01/2025	100	101,017
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	250,845
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	226,193
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	260	261,321
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	355	356,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	$220	$ 221,051
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	60,379
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	215	216,061
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	100,055
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	155,524
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2025	50	50,331
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2025	120	120,795
Northwest Independent School District, Series 2015, GO Bonds(a)	5.00%	02/15/2025	65	65,604
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,251
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,009,486
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,009,666
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)	5.00%	02/15/2025	450	454,077
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)	5.00%	02/15/2025	150	151,359
Rockwall Independent School District, Series 2016, GO Bonds(a)	5.00%	02/15/2025	175	176,586
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	101,789
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	272,727
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB	5.00%	05/15/2036	275	277,591
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	151,394
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2025	50	50,456
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	179,182
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	133,092
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	209,239
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	76,776
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	51,061
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,324
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	116,489
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	92,341
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	107,732
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	410,895
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	582,490
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	41,019
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,025,476
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	311,560
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	503,107
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	116,940
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	101,390
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	408,857
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	127,044
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	136,589
Ysleta Independent School District, Series 2016, GO Bonds(a)	5.00%	08/15/2025	155	158,519
				23,256,208
Utah-0.38%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	326,214
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	4.00%	06/15/2025	30	30,321
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	4.00%	06/15/2025	40	40,429
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	4.00%	06/15/2025	45	45,482
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	60	61,105
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	80	81,473
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	130	132,393
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	10	10,182
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	15	15,276
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	115	117,117
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)	5.00%	06/15/2025	5	5,092
				865,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-0.02%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	$15	$ 15,275
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,307
				35,582
Virginia-1.26%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	76,175
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	151,227
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	148,411
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)	5.00%	07/01/2025	500	509,834
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)	5.00%	02/01/2025	40	40,360
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	216,989
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	40,070
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	365	368,377
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	46,098
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,003,322
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	66,439
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,094
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	122,004
				2,879,400
Washington-4.46%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	4.00%	11/01/2025	1,000	1,016,332
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	5.00%	11/01/2025	115	118,185
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	5.00%	11/01/2025	75	77,077
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	5.00%	11/01/2025	75	77,077
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	5.00%	11/01/2025	160	164,431
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)	5.00%	11/01/2025	20	20,554
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	200	203,900
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	101,857
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	76,226
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	172,737
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	508,379
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	509,751
King (County of), WA, Series 2015, Ref. GO Bonds(a)	5.00%	01/01/2025	115	115,755
King (County of), WA, Series 2015, Ref. GO Bonds(a)	5.00%	01/01/2025	100	100,656
King (County of), WA, Series 2015, Ref. RB(a)	5.00%	01/01/2025	40	40,277
King (County of), WA, Series 2015, Ref. RB(a)	5.00%	01/01/2025	55	55,381
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	73,988
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	91,785
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,678
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,834
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,132
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)	5.00%	12/01/2025	435	448,466
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)	5.00%	12/01/2025	155	159,798
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,979
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	302,751
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	65	66,392
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2037	15	15,381
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,324
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	$345	$ 347,107
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	45,306
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,064
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	125,792
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	203,453
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,016,269
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,112
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	870,568
Washington (State of), Series 2015 R, Ref. GO Bonds	4.00%	07/01/2031	400	400,738
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	140,869
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	201,222
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	201,208
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	255,444
Washington (State of), Series R-2015C, Ref. GO Bonds	5.00%	07/01/2030	700	704,437
Washington (State of), Series R-2015C, Ref. GO Bonds	5.00%	07/01/2032	295	296,802
Washington (State of), Series R-2022D, Ref. GO Bonds	5.00%	07/01/2025	325	331,311
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	108,896
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,251
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2028	45	45,699
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	35,417
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,227
				10,171,562
Wisconsin-1.06%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	506,238
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	50	50,150
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	60,961
Wisconsin (State of), Series 2015, Ref. GO Bonds(a)	5.00%	05/01/2027	175	177,455
Wisconsin (State of), Series 2015-4, Ref. GO Bonds(a)	5.00%	11/01/2024	295	295,874
Wisconsin (State of), Series 2016 A, GO Bonds(a)	5.00%	05/01/2035	500	506,849
Wisconsin (State of), Series 2016-1, Ref. GO Bonds(a)	5.00%	11/01/2025	30	30,421
Wisconsin (State of), Series 2017 A, GO Bonds(a)	5.00%	05/01/2025	115	116,651
Wisconsin (State of), Series 2017 A, GO Bonds(a)	5.00%	05/01/2027	330	334,738
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	45,661
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,685
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	50,979
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	196,055
				2,407,717
TOTAL INVESTMENTS IN SECURITIES(c)-98.02% (Cost $223,852,089)				223,378,304
OTHER ASSETS LESS LIABILITIES-1.98%				4,510,777
NET ASSETS-100.00%				$227,889,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
August 31, 2024
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.35%
Alabama-0.47%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$200	$ 202,258
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)	5.00%	09/01/2026	120	125,536
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,943
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	105	110,518
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	9,868
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	41,218
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	152,215
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)	5.00%	08/01/2026	60	62,808
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	50	51,476
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	87,392
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,959
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	127,273
				1,010,464
Alaska-0.07%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	153,605
Arizona-1.24%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	65	68,393
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	36,406
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	519,907
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2026	100	104,033
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	135,765
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	20,105
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,920
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,265
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	121,695
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	582,854
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,131
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	83,591
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	65,584
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,714
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	26,077
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	52,065
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	51,965
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	10	10,360
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	103,567
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,887
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	103,279
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	73,142
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,220
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	72,203
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	113,462
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	205,224
				2,668,814
California-18.80%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(b)	4.00%	10/01/2037	100	100,422
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,454
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	20,804
California (State of), Series 2013, Ref. GO Bonds(a)	3.25%	12/04/2024	35	35,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015, GO Bonds	5.00%	03/01/2026	$95	$ 96,070
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,237
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	5	5,227
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	26,114
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	75	76,403
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,087
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,170
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	50	49,064
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	5	5,118
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	731,182
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	208,622
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	430	438,043
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	80	81,389
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	436,678
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	187,148
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	5	5,077
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	35	35,538
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	103,867
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	745,061
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	20,274
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	30	31,126
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	505,771
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	25	25,206
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	275	287,452
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	280	294,897
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	155,569
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	95	96,251
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	518,028
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	50	50,401
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	103,326
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	1,260	1,324,460
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,093,744
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	358,317
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	155,298
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	78,837
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,333
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,693
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	422,102
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,744
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	104,354
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	26,036
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	217,796
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	52,264
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)	5.00%	12/01/2026	10	10,584
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	50	53,011
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	35	36,713
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	30	31,424
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	45	47,710
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	53,011
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	94,816
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	20	21,042
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	10	10,223
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	35	35,679
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	185,537
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	75	79,516
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)	5.00%	04/01/2026	20	20,804
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	305	297,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	$45	$ 46,252
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	98,652
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	95	98,768
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,769
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	295,032
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	380	383,671
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	180	180,695
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	152,128
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	115	115,597
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,310
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	24,124
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	26,437
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)	5.00%	11/15/2026	40	42,165
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,571
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)	4.00%	10/01/2026	30	30,992
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,486
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,208
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	114,223
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	165,991
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	80	82,937
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	98,335
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	25,834
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	58,054
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	202,842
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	201,033
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,590
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2026	5	5,264
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,325,424
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,250
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2026	500	527,403
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,319
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	73,230
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	222,532
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	57,056
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	72,528
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,823
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	55,639
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	$5	$ 5,266
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	26,269
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,463
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	200	200,986
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)	4.00%	02/15/2026	20	20,440
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)	5.00%	02/15/2026	25	25,904
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	150	146,990
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	90	94,017
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	104,230
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,658
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	78,017
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	36,253
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	31,040
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,172
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,140
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	46,443
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	616,901
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	70	69,760
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	409,654
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	5	5,293
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	220	222,945
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2046	175	178,356
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(b)	5.25%	02/01/2026	95	96,767
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	644,319
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,964
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	15	15,284
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	50	50,838
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	50	50,073
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(b)	3.50%	08/01/2037	45	43,994
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2039	50	50,119
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2042	60	60,035
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	257,812
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,733
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	231,013
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,929
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	160	159,331
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,240
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	125,309
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	51,059
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,120,737
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,475
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,887
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,320
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	41,206
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	25,732
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,027,016
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	225,440
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	261,596
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	597,679
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	207,396
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	93,211
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	62,135
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,034,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	$35	$ 36,200
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,332
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	26,122
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	52,354
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	52,354
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	558,831
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	20	20,261
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	265,285
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	109,399
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	393,485
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	713,520
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	525,995
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	157,036
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	158,425
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	102,752
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)	4.00%	09/01/2026	105	108,541
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	262,145
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	203,876
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	20	20,399
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	165	167,223
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	25	25,260
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2044	50	49,841
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2042	200	200,154
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	46,739
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	19,843
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	196,689
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	106,858
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,239
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	35,006
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	40	41,365
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,830
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	185,920
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	903,587
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	15,049
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	140,685
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	165	169,642
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	125	125,127
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	154,854
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,252
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	20	21,007
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	130	132,742
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	131,525
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)	5.00%	11/15/2025	75	77,235
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	121,172
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,215
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	150,462
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	5	5,178
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	103,452
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	103,393
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,166
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	922,399
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	62,061
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	128,297
San Diego Community College District, Series 2016, Ref. GO Bonds(a)	4.00%	08/01/2026	115	118,489
San Diego Community College District, Series 2016, Ref. GO Bonds(a)	5.00%	08/01/2026	130	136,359
San Diego Community College District, Series 2016, Ref. GO Bonds(a)	5.00%	08/01/2026	70	73,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	$100	$ 104,895
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	130	135,905
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	50	50,790
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	35	35,437
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(b)	5.50%	07/01/2026	35	36,998
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,214
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	101,957
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	41,708
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	21,146
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	170	178,595
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2029	10	10,481
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2030	55	56,403
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2033	625	649,421
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	80	80,833
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2026	90	95,159
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,276
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(b)	5.00%	08/01/2041	150	154,156
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	153,295
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	115,402
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	65	66,535
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	105	110,785
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	162,731
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	104,665
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	521,061
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,545
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	474,441
Sonoma (County of), CA Junior College District, Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,152
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,605
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	19,824
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(b)	3.38%	08/01/2040	80	73,363
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,199
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	134,901
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,622
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	209,019
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,045,095
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	124,042
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	70	70,590
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	195	193,187
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	306,585
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(b)	3.00%	08/01/2034	20	19,400
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	109,413
				40,465,977
Colorado-2.60%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	131,304
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	20	20,977
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	10	10,471
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	105,353
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	157,893
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	15	15,282
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	10	10,488
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,083
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)	5.00%	08/01/2026	110	115,275
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	15	15,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	$1,540	$ 1,624,815
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	97,952
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	193,895
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,538
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	162,478
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,605
Commerce (City of), CO, Series 2016, RB(a)	5.00%	08/01/2026	55	57,428
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	130,071
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,385
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,912
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,783
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	221,684
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	91,192
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	30	31,624
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	10	10,524
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	110,296
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,631,343
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,212
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	93,660
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	104,465
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	42,203
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	110,573
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	57,258
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	104,206
				5,600,054
Connecticut-1.69%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,123
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	867,390
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,162
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	5	5,023
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	130	136,637
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	215	224,469
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	57,757
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	104,378
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	205	215,057
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	36,386
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	5	5,177
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	165,340
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	524,529
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	89,510
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	208,091
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	157,218
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	26,044
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	435	451,690
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	95	95,477
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2036	15	15,026
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,089
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	197,477
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGM)(b)	4.00%	11/01/2034	35	35,583
				3,638,633
Delaware-0.14%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	11	11,358
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	285	297,690
				309,048
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-1.09%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2028	$10	$ 10,377
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	139,768
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	50	51,697
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	181,000
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,167
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	500	512,933
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2029	10	10,465
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2030	25	26,112
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2032	45	46,972
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	10	10,434
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	286,805
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2035	50	52,102
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	660,296
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,489
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,214
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	88,649
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,642
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	50	51,727
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,487
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	104,722
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	15	15,646
Washington Metropolitan Area Transit Authority, Series 2021 A, RB	5.00%	07/15/2026	25	26,119
				2,347,823
Florida-3.77%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	127,064
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	500	520,985
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)	5.00%	07/01/2026	5	5,215
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,099
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)	4.00%	07/01/2026	500	512,664
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)	4.00%	07/01/2026	250	256,332
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)	5.00%	07/01/2026	290	302,489
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	20	20,737
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	15	15,227
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,645
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	20,032
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	140,108
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2026	375	391,218
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	5	5,063
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,872
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	160	166,745
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	203,345
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	50,871
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	104,471
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	146,965
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	83,629
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	85	88,617
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,636
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,339
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	507,030
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,210
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	30	30,708
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2029	130	133,088
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2031	25	25,559
Miami (City of) & Dade (County of), FL School Board, Series 2016, Ref. COP	5.00%	02/01/2032	75	76,625
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,577
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	102,455
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	31,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	$40	$ 41,549
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	77,877
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	57,130
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	36,355
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	10	10,385
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	50	51,864
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	25	25,882
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	204,017
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	56,964
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	360	373,842
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	305	314,304
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	30	29,928
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	129,154
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,163
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	35	35,101
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	198,971
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	242,451
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,498
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,251
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)	3.38%	08/01/2026	35	35,590
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)	5.00%	08/01/2026	510	534,263
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)	5.00%	08/01/2026	10	10,476
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	52,216
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,995
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,851
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	606,463
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,048
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	205,987
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,554
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,367
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	51,813
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	25,922
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	5	5,173
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,853
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	102,673
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	30	30,755
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	52,413
				8,119,858
Georgia-1.11%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2026	30	32,008
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(b)	5.25%	10/01/2032	120	124,957
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,314
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	85	89,716
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	52,272
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	440	455,360
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,682
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	60	62,854
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	209,088
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	45	47,045
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,830
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	31,363
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	101,023
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,876
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	$70	$ 72,935
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	40	41,842
Henry County School District, Series 2016, GO Bonds(a)	4.00%	08/01/2026	50	51,328
Henry County School District, Series 2016, GO Bonds(a)	4.00%	08/01/2026	10	10,266
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	115	120,295
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,297
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	176,922
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	78,394
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)	5.00%	07/01/2026	50	52,290
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)	5.00%	07/01/2026	35	36,603
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	50	51,526
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,167
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	103,888
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	26,253
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)	4.00%	05/01/2026	5	5,127
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)	5.00%	05/01/2026	65	67,700
				2,381,085
Hawaii-0.89%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	66,568
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	40	40,931
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	76,419
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,245
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	78,595
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	25	26,121
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	198,598
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	89,172
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	440,223
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	104,908
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	46,458
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,355
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,174
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	618,393
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	46,613
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	62,150
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,178
				1,921,101
Illinois-5.48%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	181,622
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,514
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	303,819
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,611
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	82,055
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	60	61,447
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,347
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	55	56,107
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	224,204
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	50,888
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	260	264,394
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	101,559
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,130,302
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	198,905
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	15	15,726
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	252,316
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	75	76,224
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	141,630
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	$100	$ 104,290
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	20,888
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	500	522,103
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	5	5,246
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	145	149,413
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,288
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(b)	4.00%	06/15/2028	55	55,607
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,247
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	5	5,173
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	130	130,590
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	212,199
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	100	103,006
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	580,352
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	745	746,891
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,696
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	497,721
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	100,028
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	185	185,638
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(b)	3.75%	01/01/2034	5	4,947
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(b)	4.00%	01/01/2039	30	29,656
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	120	123,337
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	485	505,898
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	105	109,349
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	35	36,507
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	193,274
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,147
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	67,356
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,827
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	80,892
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	164,936
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	222,159
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	500	505,338
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	135	137,410
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	55	55,841
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)	4.00%	07/01/2026	5	5,118
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,550
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	57,328
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	56,109
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,139,438
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	60,519
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	173,953
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	291,375
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	281,214
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	165,206
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	120	123,904
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	76,638
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(b)	5.00%	12/01/2046	140	145,415
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	36,041
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	30,893
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,230
				11,802,576
Indiana-1.24%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	259,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	$555	$ 574,986
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)	4.00%	09/01/2026	20	20,517
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	517,243
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,644
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,553
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	36,258
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	5	5,173
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	629,927
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	26,013
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	571,637
				2,672,139
Iowa-0.09%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	25	25,560
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	35	36,405
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	47,123
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	93,229
				202,317
Kansas-0.22%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	151,805
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	20	20,375
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	85	86,194
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)	5.50%	09/01/2026	210	221,926
				480,300
Kentucky-0.60%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	246,135
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	35	36,529
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	51,755
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	255,506
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	36,091
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	210	216,114
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	85	87,267
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	123,016
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	70	71,671
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	120	120,420
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	40	40,364
				1,284,868
Louisiana-0.60%
Louisiana (State of), Series 2016 A, GO Bonds	5.00%	09/01/2036	115	119,781
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	209,095
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	250	261,882
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	80	80,490
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	321,437
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	75,810
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	155,610
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(b)	4.00%	12/01/2037	55	55,214
				1,279,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.03%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	$50	$ 52,297
Maryland-1.69%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	46,603
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	30	31,427
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	180,078
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	10	10,380
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	50	52,379
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	68,130
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	103,801
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	109,995
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	157,136
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,509
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,576,738
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	5	5,276
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	173,441
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	261,188
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,441
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)	5.00%	05/01/2026	500	520,273
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,571
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	105,137
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	63,205
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	73,211
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,096
				3,641,015
Massachusetts-4.55%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	172,498
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,405
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	41,450
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	51,766
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	5	5,222
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	88,862
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	300,513
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	303,723
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	206,936
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	82,722
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	103,177
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	138,987
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	155,939
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,141
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,470
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	292,566
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	147,799
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,756
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,245
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	26,188
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	25	26,094
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	536,169
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	65	67,588
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	10	10,383
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	110	114,093
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	100	100,135
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	52,579
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	26,136
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	252,872
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,909
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	131,190
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	118,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	$200	$ 208,242
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	78,091
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	5	5,268
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,691
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	104,489
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	20,959
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	178,972
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	253,868
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	224,454
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,330
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,526,404
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	180	181,203
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	531,590
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	10	10,421
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	75,964
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	315,952
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,567
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	258,242
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,063
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	204,364
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,754
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	51,870
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,358
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,942
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	400	415,454
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	202,035
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)	5.00%	02/15/2026	250	259,220
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	72,333
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	67,167
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)	5.00%	08/01/2026	20	20,951
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)	5.00%	08/01/2026	5	5,238
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)	5.00%	08/01/2026	160	167,612
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)	5.00%	08/01/2026	495	518,549
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)	5.00%	08/01/2026	5	5,238
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	15	15,616
				9,800,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.88%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	$20	$ 20,425
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,346
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	415,886
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	20	20,876
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	192,347
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2032	65	67,159
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	156,067
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2035	140	144,590
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	205,541
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	516,885
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,788
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	105	109,369
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(b)	5.00%	05/01/2045	45	46,050
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	55	57,239
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	5	5,105
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	61,231
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	170	176,018
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	10	10,418
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	95	98,776
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	115	119,264
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	40	41,415
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	516,999
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	139,658
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	308,125
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	153,452
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	407,753
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	65	66,497
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	524,956
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	100	104,796
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	25	25,944
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	65	67,300
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	80	82,639
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	513,545
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	155,609
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,190
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	40	41,915
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,777
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	35	36,676
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	152,206
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(b)	4.00%	05/01/2045	20	19,688
University of Michigan, Series 2015, Ref. RB(a)	5.00%	04/01/2026	125	129,633
University of Michigan, Series 2015, Ref. RB(a)	5.00%	04/01/2026	75	77,780
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	10	10,363
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	77,957
				6,190,253
Minnesota-1.03%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,777
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	10	10,470
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	525,579
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	89,348
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	25	26,228
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	103,554
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,288,654
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	88,757
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	51,220
				2,209,587
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.32%
Mississippi (State of), Series 2016 B, GO Bonds(a)	5.00%	12/01/2026	$80	$ 84,510
Mississippi (State of), Series 2016 B, GO Bonds(a)	5.00%	12/01/2026	45	47,537
Mississippi (State of), Series 2016 B, GO Bonds(a)	5.00%	12/01/2026	25	26,410
Mississippi (State of), Series 2016 B, GO Bonds(a)	5.00%	12/01/2026	5	5,282
Mississippi (State of), Series 2016 B, GO Bonds(a)	5.00%	12/01/2026	5	5,282
Mississippi (State of), Series 2018 A, GO Bonds(a)	5.00%	11/01/2026	125	131,731
Mississippi (State of), Series 2018 A, GO Bonds(a)	5.00%	11/01/2026	75	79,039
Mississippi (State of), Series 2018 A, GO Bonds(a)	5.00%	11/01/2026	15	15,808
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,441
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	201,691
				697,731
Missouri-0.69%
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	20	20,367
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	105	106,635
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	80	82,759
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	10	10,196
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,569
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	57,665
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,296
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,876
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	77,583
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	15	15,499
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	56,729
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	15,103
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	20	20,544
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	80	79,369
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	197,735
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	70	73,648
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	110	110,241
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	75	75,783
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	100	100,834
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,154
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	150	150,654
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	100	102,156
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	15	15,475
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,673
				1,477,543
Nebraska-0.20%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	61,875
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	41,374
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,520
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	70	72,389
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	239,530
				435,688
Nevada-0.75%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	230	241,988
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	50	50,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	$20	$ 20,295
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,508
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,431
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	46,889
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	251,503
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,696
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	88,509
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	98,922
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	5	5,162
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	77,348
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	206,021
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	90	92,416
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	100	102,258
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	50	52,079
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,349
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	93,569
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	83,131
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	10	10,355
				1,623,214
New Hampshire-0.04%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,456
New Hampshire Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	50	50,305
				80,761
New Jersey-3.55%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)	5.00%	07/01/2026	135	140,814
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	155	161,633
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	25	25,240
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)	5.00%	12/15/2026	85	89,756
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)	4.75%	12/15/2026	15	15,757
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)	5.50%	12/15/2026	450	480,146
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	335	350,975
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	555	573,785
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	149,885
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,038,677
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,055
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	67,037
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	5	5,031
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	102,567
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	67,538
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	176,073
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	45	46,524
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	285,833
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	380	382,797
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	230	238,152
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	50	51,691
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	225	228,065
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	10	10,505
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	$300	$ 309,486
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	205,885
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	605	635,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	171,595
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGM)(b)	5.25%	01/01/2026	250	255,264
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGM)(b)	5.25%	01/01/2026	1,020	1,041,285
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	30	30,685
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	245,287
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,322
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(b)	5.00%	12/01/2038	35	35,926
				7,639,806
New Mexico-0.17%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	248,780
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	30	31,287
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	40	41,715
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	45	47,020
				368,802
New York-15.29%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,094
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	36,040
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	100,169
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	182,502
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,283
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,948
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	88,002
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	165,675
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	513,343
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(b)	5.25%	11/15/2026	350	370,857
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	65	67,101
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	90	94,550
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2033	75	78,513
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,677
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,282
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,508
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,656
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	772,664
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	25	26,117
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	5	5,223
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,976
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	5	5,068
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	146,522
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	105	106,075
Metropolitan Transportation Authority, Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	523,966
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	167,669
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	314,380
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,000	1,035,742
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	204,878
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	102,333
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	528,625
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	66,073
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,644
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	102,969
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	15	15,842
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	47,124
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	45,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	$45	$ 46,850
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	195	201,088
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	387,192
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	102,915
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	66,804
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	56,449
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	25,634
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,028
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	136,135
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,931
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,767
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,297
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,094,384
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	83,775
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	83,775
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	155,510
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,472
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	565,735
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	20,688
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	46,531
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,877
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	125	125,746
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,094
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	514,851
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,249
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,000	1,032,766
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	418,476
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	175	184,488
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	224,565
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	105	110,693
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	431,496
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	120	124,635
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	75	76,266
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	30	30,361
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	250,924
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,887
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,282
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	41,049
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	102,391
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	105,996
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	203,519
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,354
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	102,845
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,564
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	489,236
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	435	457,673
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	31,001
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	259,641
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	679,516
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	206,882
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,105	1,141,984
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	251,853
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	359,496
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	189,503
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	199,476
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	40,907
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	255,599
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	$135	$ 138,776
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,048
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	504,555
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	450	452,585
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,261
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,782
New York (City of), NY Trust for Cultural Resources, Series 2016-1E, Ref. RB	4.00%	04/01/2030	50	51,520
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,517
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	100	103,098
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	375	385,658
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,229
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	52,004
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	25	26,014
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	115	119,451
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	93,534
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	41,557
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	524,243
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	335	348,040
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	20	20,750
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	100	103,909
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	35	36,356
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	75	77,753
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	50	51,889
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,495
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	216,763
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	36,220
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	08/15/2026	50	52,358
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	565,141
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	105	108,659
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,411
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	36,220
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,523
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	144,577
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	62,970
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,420
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	176,958
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	420	437,017
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	40	41,604
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	124,764
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	60	62,431
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	85	88,444
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	25	26,008
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,313
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	131,187
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	10	10,375
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,563
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,188
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	473,069
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	336,970
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)	5.00%	08/15/2026	70	73,301
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)	5.00%	09/15/2026	265	278,262
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	234,342
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	40	41,571
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	455	472,867
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	155,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	$105	$ 105,231
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	145	150,011
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,902
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	15	15,358
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,354
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,459
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	5	5,098
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,285,922
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	202,866
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	254,546
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	25,884
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	155,173
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	175	181,035
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	153,183
New York State Environmental Facilities Corp., Series 2016 A, Ref. RB	4.00%	06/15/2036	100	100,711
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	36,318
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	57,052
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	31,093
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	233,037
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)	5.00%	03/15/2026	580	602,289
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)	5.00%	03/15/2026	95	98,651
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	30,903
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	138,920
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	221,210
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	135	136,336
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2037	210	211,518
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,384
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2026	45	46,690
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,751
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	77,816
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2026	5	5,172
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	5	5,271
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	517,373
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	512,846
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	15	15,812
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2026	160	168,525
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	15	15,812
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	10	10,375
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	103,663
				32,908,237
North Carolina-0.78%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	52,774
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	46,877
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	31,289
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	93,946
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	85	88,475
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	330	344,469
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	62,453
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	30	31,226
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	45	46,840
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	67,407
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	55	57,814
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	20	20,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	$55	$ 56,958
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	26,037
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	152,823
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	10	10,312
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,932
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	20	20,429
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,253
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	114,003
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	51,729
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	253,016
				1,675,864
North Dakota-0.23%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	502,498
Ohio-2.05%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	150,986
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	102,095
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2026	50	52,978
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	103,788
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,904
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,051,510
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	141,060
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	524,515
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	103,874
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	26,269
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	36,816
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	99,537
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	5	5,231
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	65	66,177
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	51,218
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	35	36,278
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	72,302
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	15,766
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	30	31,439
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	102,845
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,309
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	35	36,064
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	128,469
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,451
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,824
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	51,497
Ohio (State of), Series 2018-1, RB	5.00%	12/15/2026	20	21,092
Ohio (State of), Series 2018-1, RB	5.00%	12/15/2028	45	46,853
Ohio (State of), Series 2018-1, RB	5.00%	12/15/2029	195	202,649
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	25	26,365
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	10	10,480
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,164
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	70	72,883
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	35	36,485
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	67,781
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	339,218
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	207,272
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	25	25,900
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	15	15,829
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	46,926
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	65	68,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	$5	$ 5,280
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	128,185
				4,400,156
Oklahoma-0.93%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	52,098
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,402
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	15,710
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,949
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	608,566
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	5	5,046
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	837,271
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	195,117
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	173,395
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,972
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,553
				2,001,079
Oregon-0.80%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	25	25,387
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	83,359
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	41,751
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,785
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	103,064
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	31,153
Oregon (State of) Facilities Authority, Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,301
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	100,914
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)	5.00%	09/01/2026	1,000	1,048,124
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	5	5,158
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	164,867
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	26,079
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	61,103
				1,727,045
Pennsylvania-4.29%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	10	10,506
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	15	15,727
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	105	106,724
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	10	10,279
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	10	10,435
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	103,256
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	45	46,126
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	15	15,377
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)	5.00%	12/01/2026	65	68,446
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	143,101
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	52,205
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	600	601,306
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	91,969
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	67,183
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,094
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,407
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	331,397
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	309,588
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	20	20,245
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	202,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	$20	$ 20,221
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGM)(b)	4.00%	02/01/2034	15	15,199
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	89,256
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	134,351
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	31,221
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,041,685
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	517,665
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	312,819
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,184
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	25	25,420
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	670,462
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	260	264,112
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,229
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	104,970
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	506,539
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,358
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(b)	5.00%	06/01/2030	5	5,200
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	5	5,184
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	152,719
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	36,669
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	25	26,160
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	175	182,604
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	237,970
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	35	35,528
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2035	5	5,171
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	61,560
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	241,046
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	46,071
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	536,873
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,079
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	165	167,166
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	105	107,886
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	150	153,054
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	41,059
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	104,368
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(b)	4.00%	12/01/2037	390	392,690
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	309,700
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	35	36,324
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	5	5,221
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	151,400
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(b)	5.00%	09/01/2026	45	47,076
				9,227,165
Rhode Island-0.16%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,439
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,863
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	51,975
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	110	113,828
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	95	98,189
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,406
				350,700
South Carolina-0.56%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	55	57,879
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	35	36,871
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	265	268,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	$85	$ 86,111
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	231,116
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	153,362
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	147,893
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	35	35,538
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,443
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	18,585
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,387
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	90	94,585
				1,206,079
Tennessee-1.07%
Clarksville (City of), TN, Series 2016, Ref. RB(a)	5.00%	02/01/2026	45	46,488
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	450,727
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	101,849
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	51,627
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)	5.00%	07/01/2026	100	104,398
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)	5.00%	07/01/2026	10	10,440
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	30	30,499
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	20	20,290
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	30	30,351
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,773
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	175	182,728
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	15	15,152
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	25	25,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	35	36,146
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	5	5,155
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	25	25,725
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	100	102,279
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	203,087
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	535	540,105
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	45	46,908
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	104,087
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	36,756
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,868
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	78,087
				2,299,676
Texas-8.86%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	501,732
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	520	530,922
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	35	36,312
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	153,053
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,873
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	15	15,796
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)	5.00%	06/15/2026	60	62,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)	5.00%	06/15/2026	$220	$ 228,837
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	519,809
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	120,407
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	465,575
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	424,041
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	130,205
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	36,632
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	103,576
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	180,682
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,179
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	40	42,050
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	10	10,513
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	163,789
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	62,088
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	24,431
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	517,444
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	217,327
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	47,039
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,760
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	105	110,660
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,891
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	170,102
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,219
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	101,632
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	162,635
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	155,119
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	77,562
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,171
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,691
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	30	31,133
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	150	155,435
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	55	56,929
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	15	15,509
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	98,096
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,922
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	78,621
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	130,877
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	25	26,202
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,673
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,783
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	65	68,200
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	302,675
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	4,995
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	206,661
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	90	94,696
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	62,529
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	15	15,500
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,600
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	149,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$190	$ 195,594
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,265,155
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,381
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	113,854
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,121
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,272
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,776
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	155,947
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	36,202
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(c)	5.00%	07/01/2046	100	80,541
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	31,074
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	30	30,357
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	154,282
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	102,714
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,133,202
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,240
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	637,192
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,327
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,559
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	117,935
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,357
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	46,018
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	122,574
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	46,410
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	648,211
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	316,467
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,000	1,017,456
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	36,714
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	87,686
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,358
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	65	65,183
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	72,404
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	217,213
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	35	35,585
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	160	166,321
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,760
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	141,462
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	50	51,715
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	31,030
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	132,674
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	191,287
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,652
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	15	15,578
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	20	20,724
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	206,646
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	20	19,688
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	139,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	$125	$ 125,521
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	36,133
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	175	176,170
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,418
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	275	281,319
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	70	72,370
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	280,348
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	256,542
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,692
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,346
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	268,670
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	144,449
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,154
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,604
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	5	5,151
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	30,813
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,102
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,249
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	10	10,497
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	10	10,380
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	89,278
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	40	40,610
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	20	20,249
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	420	424,479
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	60	62,415
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	40	42,084
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	52,350
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	101,722
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	35	35,540
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	523,023
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	77,213
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	405,013
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,213
				19,059,727
Utah-0.24%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	234,977
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	76,683
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	167,183
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	10	10,449
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,786
				515,078
Vermont-0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,120
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	76,715
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	81,724
				163,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.87%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	$255	$ 257,285
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(b)	5.00%	07/01/2041	75	76,649
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)	5.00%	04/01/2026	100	103,785
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	96,943
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	40	40,776
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	124,225
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	92,862
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB(a)	5.00%	07/01/2026	770	802,458
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)	5.00%	08/01/2026	100	104,681
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)	5.00%	08/01/2026	25	26,170
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)	5.00%	08/01/2026	415	434,426
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)	5.00%	08/01/2026	40	41,872
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)	5.00%	08/01/2026	10	10,468
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,695
Richmond (City of), VA, Series 2016, Ref. RB(a)	5.00%	01/15/2026	20	20,681
Richmond (City of), VA, Series 2016, Ref. RB(a)	5.00%	01/15/2026	40	41,361
Richmond (City of), VA, Series 2016, Ref. RB(a)	5.00%	01/15/2026	135	139,594
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	150,759
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,438
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	88,820
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	67,844
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	517,384
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	72,434
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	36,217
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	25	25,869
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	15	15,694
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	31,387
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	240,060
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	83,376
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	233,551
				4,023,764
Washington-3.48%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	150,759
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	35	36,824
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,880
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	185	192,904
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	360,172
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	67,859
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	307,974
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	111,672
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	605,094
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	104,236
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2029	25	26,036
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	50,871
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	41,134
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	75	78,804
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	$20	$ 21,001
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	75	78,686
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	45	45,434
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	10	10,541
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,777
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	300	315,348
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,665
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,197
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	625	654,467
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	47,386
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,332
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	72,483
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,292
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	15	15,439
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	36,025
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	31,370
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	205,780
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	166,352
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	257,481
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	25	26,083
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	41,186
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,424
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	277,794
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	41,641
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	56,537
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	140,359
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	102,728
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	75	77,906
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,134
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2035	25	25,689
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2037	130	133,346
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	77,046
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	10	10,433
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,194
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	55	57,069
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	10	10,367
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,176
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	93,104
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,673
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2033	120	124,582
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	135	141,345
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	395	412,107
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	25	26,026
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	280	290,851
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	51,881
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,457
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	5	5,224
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	100	102,713
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,682
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	$30	$ 31,035
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	695	713,733
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,678
				7,479,930
Wisconsin-1.66%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	41,485
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	1,500	1,556,669
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	208,629
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	62,393
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	130,089
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	71,294
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	85	88,847
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,905
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)	3.13%	05/15/2026	25	25,170
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	35	35,291
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	241,631
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	100,173
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	357,656
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	10	10,364
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	41,426
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	25	25,844
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	50	50,425
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	325	325,409
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	5	5,250
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	25	25,123
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	50	51,391
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	66,612
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,673
				3,572,749
TOTAL INVESTMENTS IN SECURITIES(d)-98.35% (Cost $211,718,173)				211,668,801
OTHER ASSETS LESS LIABILITIES-1.65%				3,544,027
NET ASSETS-100.00%				$215,212,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2024
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.42%
Alabama-0.78%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$ 26,096
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	4.00%	09/01/2027	70	72,952
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	75	80,312
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,771
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	75	80,313
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	410	441,491
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)	5.00%	01/01/2027	75	79,211
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)	5.00%	01/01/2027	70	73,931
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	156,682
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)	4.00%	02/01/2027	260	269,081
				1,306,840
Alaska-0.09%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	100	101,052
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	10	10,650
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	40	42,671
				154,373
Arizona-1.58%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	107,733
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2027	100	105,146
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	5	5,072
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	5	5,213
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	70	70,606
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2038	240	240,919
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	83,621
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	119,505
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	305	316,635
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,691
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	220,439
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	41,688
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,244
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	345	359,898
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	19,850
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	332,835
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	10	10,524
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	94,449
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	146,629
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	250	251,623
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	46,852
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	55	58,114
				2,653,286
California-18.41%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2039	130	136,453
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,227,668
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(b)	5.00%	09/01/2036	200	208,704
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	$100	$ 100,415
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)	5.00%	04/01/2027	35	37,386
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,853
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	65	69,363
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	130	133,621
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	40	41,012
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	145	148,244
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	185	188,683
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	65	66,175
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	75	76,242
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	290	294,192
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	35	35,455
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	20	21,524
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	450,328
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	25	25,694
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	30	31,656
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	166,639
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	255,909
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	70	73,283
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	800	860,941
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	85,416
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	327,228
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	643,561
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	60	64,107
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	25	25,694
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	68,586
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	204,200
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	385	404,849
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	5	5,276
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	50,779
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	21,059
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	150	152,002
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	15	15,209
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	50	52,593
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	500	535,145
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	440,821
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	193,365
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	374,045
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	80,713
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	268,082
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	10	10,743
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,078,105
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	26,555
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	100	104,869
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	195	204,145
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	10	10,729
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)	5.00%	12/01/2027	80	86,900
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	185	199,115
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	55	58,966
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	256,354
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	600	613,709
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	435	471,311
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	53,506
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	75	80,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	$45	$ 47,768
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,220
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	25	26,454
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	70	73,887
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	105,366
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	261,520
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	500	483,644
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	206,737
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	40	42,221
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	25	26,342
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	175	183,915
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,456
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	32,062
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	70	74,542
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,702
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	200	201,744
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,232
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	46,520
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	35	37,577
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	5	5,349
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2027	5	5,387
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	42,013
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2027	15	16,183
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	235	250,375
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	20	21,511
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	42,747
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	445	469,750
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	158,311
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	84,362
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	68,466
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	68,372
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	78,802
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	57,723
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	193,657
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2051	270	278,603
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)	5.00%	08/01/2027	35	37,675
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	100	100,032
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(b)	4.00%	06/01/2049	145	143,904
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	69,013
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	63,639
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	123,324
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	26,588
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	47,788
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	159,087
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	75	79,426
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,220
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	104,379
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	109,276
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	19,864
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	186,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	$85	$ 88,287
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	74,299
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	14,877
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	105,694
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	67,386
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	25	25,138
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	99,318
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,240
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	149,408
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	155,298
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	55,276
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	106,552
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,142
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	522,729
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	362,957
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	206,379
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	310,531
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	156,268
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	37,016
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	78,715
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	397,274
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,116
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	107,536
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	60	62,685
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	139,870
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	220	231,853
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	209,097
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	187,990
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,765
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	37,398
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	5	5,335
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	35	36,886
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	15	15,736
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	94,094
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,382
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	295,109
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	15	15,940
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	70	73,177
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	120	128,940
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	171,920
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	95	102,078
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	15	16,118
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	15	16,118
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	59,098
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	44,693
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	10,751
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	70	75,255
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	156,968
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(b)	4.00%	10/01/2040	15	15,081
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	42,914
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,174
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	40	43,041
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	91,344
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	155	166,330
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	80,424
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,699
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	45	47,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	$200	$ 212,413
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	251,037
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	76,278
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	49,938
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	65	70,093
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,392
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	10	10,783
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	100	108,691
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	20	21,738
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2042	5	5,021
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,498
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)	4.00%	08/16/2027	25	26,174
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	46,981
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)	6.00%	08/01/2027	10	11,059
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	340	340,134
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,375
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	42,750
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	517,614
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	47,372
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2029	135	145,735
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2032	20	21,365
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	10	10,838
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	42,939
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	153,664
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,604
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	1,000	1,011,991
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	506,017
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	93,339
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,365
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	84,652
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	200	211,282
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	101,242
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	50,223
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	302,983
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	534,342
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,870
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	153,461
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	64,557
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	42,386
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	134,354
University of California, Series 2017 AV, RB	5.00%	05/15/2036	90	94,526
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	441,691
University of California, Series 2017 AV, RB	5.25%	05/15/2042	250	261,744
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	90,287
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	10	10,594
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	80	81,974
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	25	25,454
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	31,509
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,734
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	134,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	$30	$ 31,850
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,294
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,540
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,746
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	375	389,531
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	129,036
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	361,862
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	103,192
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	45	47,941
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,503
				30,938,609
Colorado-1.01%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	225,111
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	92,817
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	102,810
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	20	21,547
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	70	75,416
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	210	226,247
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	25	25,855
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	50	51,476
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	35	35,698
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	70	75,332
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	175	186,170
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	104,923
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	74,357
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	105	112,892
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	35	36,616
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	75	81,073
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(b)	5.00%	12/01/2042	105	109,120
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(b)	5.00%	12/01/2047	30	31,029
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	31,946
				1,700,435
Connecticut-1.28%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	72,749
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	99,626
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,704
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	150	161,046
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	250	268,155
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	15	15,939
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,274
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	500	516,549
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	43,022
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,662
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	107,262
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	15	16,147
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2027	155	166,848
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	31,649
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	47,381
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	26,273
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	181,742
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	25	26,149
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	149,873
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	$50	$ 52,555
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	104,582
				2,145,187
Delaware-0.03%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,976
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	42,742
				52,718
District of Columbia-2.29%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	525,820
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	84,009
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	157,422
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	5	5,098
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	187,795
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	20	21,325
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	165	174,821
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	75	79,224
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	5	5,266
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	25	25,596
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	66,532
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	78,055
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	25	26,856
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	20	21,204
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	50	52,909
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	304,081
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,425
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	496,682
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	21,302
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	21,246
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	115,796
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	540	567,361
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	627,496
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	180,719
				3,857,040
Florida-3.57%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	10	10,496
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	65	68,141
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	10	10,652
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,385
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	553,245
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,568
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	171,038
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2027	10	10,666
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	292,758
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	103,802
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,769
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	46,834
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	265	282,771
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	203,662
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	10	10,727
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	53,441
Florida (State of) Higher Educational Facilities Financial Authority, Series 2017, RB	5.00%	03/01/2042	40	40,625
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	111,134
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	85,011
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	20	20,582
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2027	15	15,990
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	75	78,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	$55	$ 57,781
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	70	73,282
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	182,958
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	73,257
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	435,038
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	120	126,922
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,986
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2036	5	5,044
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	30	32,017
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,640
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	154,757
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	10,144
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	55,502
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	140,314
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	34,106
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	48,258
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	76,737
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	122,699
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	50	51,083
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	60	61,210
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	100	101,445
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	53,437
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	322,714
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	112,075
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	25	26,833
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,876
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	157,900
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	207,184
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,697
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	137,175
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	35	36,645
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	15	15,189
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	20	20,780
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	245,512
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	312,227
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	20	21,430
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	112,730
				6,001,850
Georgia-1.72%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(b)	5.50%	11/01/2027	65	68,125
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2027	45	49,390
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2031	10	10,647
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2032	105	111,542
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2038	10	10,523
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	42,997
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	110	117,740
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2031	35	37,264
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2032	60	63,738
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	55	58,370
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2034	40	42,402
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2035	105	111,121
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2036	45	47,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2040	$25	$ 26,200
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	57,527
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	32,048
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	15	16,085
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	203,314
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	10	10,225
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	410,015
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	571,077
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,577
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	131,794
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	40	42,385
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	40	42,798
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,971
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	37,309
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,672
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	440	471,440
				2,885,817
Hawaii-0.86%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	243,411
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	15	15,716
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,486
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	37,248
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	35	37,139
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	195,315
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	63,413
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,188
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	53,713
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	437,908
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,331
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	64,570
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	25	26,808
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	222,646
				1,444,892
Idaho-0.06%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	70	74,704
Idaho State Building Authority, Series 2017 A, RB(a)	4.00%	09/01/2027	30	31,265
				105,969
Illinois-6.80%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	207,712
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	5	5,305
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2030	500	530,897
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2033	600	633,383
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2034	250	263,310
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2035	150	157,719
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2036	5	5,240
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	129,718
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,415
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	10	10,383
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	90	93,355
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,182
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	310	320,831
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	45	46,504
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	330	340,651
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	40	41,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	$245	$ 251,414
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	10	10,444
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	35	36,505
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,402
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	325,788
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(b)	4.25%	01/01/2047	165	165,398
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	105,395
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	488,169
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	212,593
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	12/01/2027	100	105,190
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	60	63,107
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	68,123
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,795
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	105,310
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	95	96,698
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	5	5,225
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	89,514
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	25,183
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	32,064
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	155,010
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,760
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(b)	4.00%	02/01/2031	250	253,137
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(b)	4.00%	02/01/2032	20	20,209
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,685
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	525,344
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	387,164
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	499,611
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	47,217
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,028,612
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	126,082
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,393
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	553,843
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	230	229,661
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	156,314
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	148,024
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	20	20,969
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	99,547
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	30	31,391
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	25	26,109
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	225	234,782
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	78,046
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)	4.00%	01/01/2027	45	46,310
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)	5.00%	01/01/2027	85	89,378
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	604,059
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,653
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	40	42,407
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	211,184
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	142,549
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	60	63,297
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(b)	4.00%	01/01/2040	200	200,306
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	36,754
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,271
				11,429,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-0.36%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	$165	$ 173,580
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	135	143,395
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,904
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	15	15,827
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,221
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	80	81,087
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	83,419
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	25	26,454
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	41,860
				596,747
Iowa-0.27%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	72,773
Iowa (State of) Finance Authority, Series 2017, Ref. RB	5.00%	08/01/2029	20	21,303
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	250	267,864
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	80	84,803
				446,743
Kansas-0.32%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)	5.00%	09/01/2027	15	16,063
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)	5.00%	09/01/2027	75	80,313
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)	5.00%	09/01/2027	10	10,708
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,235
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	78,614
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)	5.00%	09/01/2027	80	85,667
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	250	254,753
				536,353
Kentucky-0.51%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	120	120,052
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	153,593
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,407
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(b)	4.00%	06/01/2037	135	135,250
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGM)(b)	4.00%	06/01/2037	50	50,093
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	250	261,139
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,606
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	31,162
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	72,546
				859,848
Louisiana-0.97%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(b)	5.00%	12/01/2042	50	51,588
Lafayette (Parish of), LA School Board, Series 2018, RB(a)	5.00%	04/01/2027	25	26,523
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	104,177
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	127,410
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	142,836
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2034	10	10,214
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	65	66,232
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,921
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	20,838
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	130	138,976
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	78,665
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	$120	$ 125,508
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	72,752
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	41,266
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(b)	5.00%	10/01/2048	150	152,494
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	5	5,102
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	195	195,869
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	70,985
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(b)	5.00%	12/01/2041	150	154,827
				1,637,183
Maryland-2.38%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	500	511,760
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,606
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,441
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	15,940
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	40	42,881
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	169,035
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	15,968
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	110,380
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	95,641
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	664,664
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	134,078
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	25	26,604
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	25	26,864
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	40,850
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	155,811
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	5	5,392
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	73,479
Maryland (State of) Health & Higher Educational Facilities Authority (Goucher College), Series 2017 A, Ref. RB	5.00%	07/01/2044	135	135,145
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	117,818
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	675	678,623
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	15,100
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	5	5,341
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	25	26,952
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	208,762
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	685,394
				3,994,529
Massachusetts-3.24%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2027	50	53,252
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,700
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,419
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	20	20,852
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	320,987
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	199,620
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	582,046
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,222
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	155,077
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	205,646
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	519,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	$90	$ 93,774
Massachusetts (Commonwealth of), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	62,666
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	43,044
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	45	48,148
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	74,462
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,262
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	43,123
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	208,580
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,137
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,463
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	219,341
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	74,028
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	159,873
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	32,224
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	77,792
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	534,837
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	835,575
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	205	205,252
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	480,960
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	32,320
Massachusetts (Commonwealth of) Development Finance Agency (Sterling and Francine Clark Art Institute), Series 2016, Ref. RB	4.00%	07/01/2041	10	10,017
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2027	25	27,005
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,226
				5,449,953
Michigan-1.08%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	99,103
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	10	10,654
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	15	15,981
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	169,070
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	185,891
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	90	97,052
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	132,486
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	245	257,179
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	155	161,968
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	50	52,386
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	10	10,691
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	170	178,177
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	155	156,180
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	120	126,691
University of Michigan, Series 2017 A, Ref. RB(a)	5.00%	04/01/2027	35	37,133
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	20	21,201
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	102,739
				1,814,582
Minnesota-0.84%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	97,117
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,615
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	10	10,493
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	20,950
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	35	36,607
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	75,305
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	681,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	$50	$ 53,790
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,076
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	316,165
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,738
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,477
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,324
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	15,913
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,589
				1,418,229
Mississippi-0.86%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,743
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)	5.00%	10/01/2027	160	172,077
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)	5.00%	10/01/2027	20	21,510
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)	5.00%	10/01/2027	85	91,416
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)	5.00%	10/01/2027	50	53,774
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	25	26,659
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,072,649
				1,448,828
Missouri-0.24%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	25	26,606
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,508
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	26,795
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	211,283
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	5	5,294
Springfield (City of), MO, Series 2015, Ref. RB	3.25%	08/01/2027	20	20,019
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2027	80	86,046
				396,551
Nebraska-0.19%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	71,527
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	80,054
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,792
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	147,339
				324,712
Nevada-1.18%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,587
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	52,552
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,048,537
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	50,826
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,671
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,105
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	63,925
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	195,286
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	397,921
				1,987,410
New Hampshire-0.03%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	55	56,288
New Jersey-2.97%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(b)	5.00%	03/01/2037	100	103,561
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	10	10,132
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	700	746,173
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	230,544
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	261,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	$315	$ 327,308
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	106,917
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	102,344
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	49,000
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2027	20	21,046
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)	5.00%	06/15/2027	60	64,029
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	204,553
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	106,569
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	79,574
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	15,888
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	121,323
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,284
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	47,956
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,584
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	530,490
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,183
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,550
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	21,072
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,504
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	100	101,218
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	25,018
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,111
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	218,653
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	34,060
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	188,548
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	40	42,617
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	75	79,484
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	15	15,166
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	102,822
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	150,264
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	60	64,280
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	140	149,986
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	125	132,641
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	50	52,581
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	52,485
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,469
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	67,870
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	52,120
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	55	57,280
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	40	42,218
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,758
				4,994,881
New Mexico-0.54%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,518
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,327
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	20,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	$220	$ 221,170
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	534,412
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	85,506
				909,075
New York-17.78%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	46,824
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	164,332
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	237,218
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,477
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	214,946
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	125,438
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	104,354
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	25	25,431
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	5	5,207
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	855	887,794
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	464,833
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	514,838
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	259,650
Metropolitan Transportation Authority, Series 2017 A, RB	4.00%	11/15/2035	20	20,358
Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	11/15/2035	340	355,246
Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	11/15/2042	50	51,668
Metropolitan Transportation Authority, Series 2017 A-2, Ref. RB	5.00%	11/15/2028	90	95,197
Metropolitan Transportation Authority, Series 2017 B-2, RB	5.00%	11/15/2027	25	26,949
Metropolitan Transportation Authority, Series 2017 B-2, RB	5.25%	11/15/2033	125	132,860
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	102,818
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	218,940
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	150	158,019
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	115	121,148
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	270,380
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	155	163,576
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	100,079
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	53,400
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	35	35,064
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	45	45,082
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	16,151
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	16,072
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	16,024
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	10	10,666
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	60	63,779
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	180,529
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	311,303
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	104,745
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	75,126
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	160	167,948
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	130	138,376
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	36,369
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	149,637
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	138,698
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	127,594
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	42,022
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	262,468
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	996,104
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	263,105
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	320,651
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	476,538
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	500	529,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	$420	$ 434,288
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	73,459
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	15	15,718
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	115,615
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	4.00%	06/15/2037	20	20,231
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	106,151
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	146,699
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2030	5	5,297
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,285
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	30	31,943
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	151,694
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,049,120
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	209,824
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	283,394
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	5	5,269
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	5	5,263
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	25	26,282
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	50	52,421
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	156,741
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	260,677
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	260,134
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	15	15,583
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,052,610
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	140	148,077
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	40	42,189
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	365	384,234
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	86,615
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	37,128
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	147,590
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	36,781
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	90	94,392
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	20	20,312
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	20,951
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	44,214
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	215	221,750
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	220,737
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	104,551
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	325	328,892
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	180	190,094
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	126,341
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	55	57,689
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	35	37,722
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	20	20,923
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	653,154
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,220
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	15	15,652
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	90	93,706
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,998
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,810
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	145	146,824
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	10	10,644
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	245	264,051
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	75	80,832
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	95	102,387
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	40	43,110
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	15	15,842
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	35	36,881
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	10	10,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	$10	$ 10,698
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	36,074
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	90,303
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	25	26,964
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	42,108
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	15,756
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	52,058
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	10	10,383
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	90	93,340
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,240
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	124,136
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	723,147
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2027	40	42,374
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	130,955
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	20	21,181
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	323,498
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	72,685
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	47,503
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	110	115,787
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	40	42,056
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	15	15,760
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	90	94,450
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	136,031
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	157,238
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	75	76,288
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	130	131,393
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,924
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,041,955
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	140	150,352
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	21,156
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	263,374
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	231,583
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	207,320
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(b)	5.00%	10/01/2027	50	53,713
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	60	63,743
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	301,164
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	350	348,459
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	42,730
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	36,145
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,624
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(b)	5.75%	07/01/2027	70	73,625
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	621,678
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	32,090
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	273,342
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,047,942
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	37,429
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	184,928
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	15	15,815
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	95	100,092
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	84,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	$5	$ 5,202
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	26,735
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	210,034
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	183,375
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	225	235,486
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	30	31,666
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	85	89,267
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	156,840
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	250	263,478
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	40	42,077
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	187,960
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2029	35	36,809
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(b)	4.00%	10/15/2027	105	109,632
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	65	70,010
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,550
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	15	15,427
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	57,953
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	78,846
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	215	225,683
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	580	606,890
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	185	193,462
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	80	83,575
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	175	182,195
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	181,988
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	112,547
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	10	10,412
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	20	21,542
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	445	473,997
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,385
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	16,156
				29,887,865
North Carolina-1.01%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	534,979
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	73,782
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	41,015
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	83,130
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	53,238
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	561,645
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	90,770
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	74,533
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	50	53,238
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	45	47,914
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,553
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	25	25,945
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,204
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	20	21,316
				1,703,262
Ohio-2.60%
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	101,382
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	133,146
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	31,122
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	15	16,071
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	127,621
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	55	58,493
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	505,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	$125	$ 127,767
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	215,146
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	140,678
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,465
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	37,595
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	117,828
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	25	26,626
Ohio (State of), Series 2019 A, GO Bonds(a)	5.00%	05/01/2027	135	143,958
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	47,643
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,566
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,485
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	125	134,753
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	514,786
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	25	26,626
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	42,671
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	70,077
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	373,183
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	31,888
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	10	10,608
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	21,210
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	26,465
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	620	655,480
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	5	5,390
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	249,286
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	45	48,588
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	287,250
				4,371,418
Oklahoma-0.41%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	15	15,567
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,782
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,406
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,600
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	25	26,369
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	75	76,770
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	325	327,580
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,195
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	52,738
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	101,389
				683,396
Oregon-0.81%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,436
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	20	21,138
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	152,733
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	21,288
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	70	74,388
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	15,936
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	55	58,357
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	63,480
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	25	26,388
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	74,524
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	106,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	$5	$ 5,321
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	42,479
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	5	5,308
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)	4.00%	07/01/2027	50	51,987
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	42,372
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	135	142,729
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	102,916
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	102,380
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,436
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	32,007
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	155	163,181
				1,357,860
Pennsylvania-4.97%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	100	106,913
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	15	15,942
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	10	10,691
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,677
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	110	116,241
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,877
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	60	62,063
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	71,823
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	40	42,041
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	168,005
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,484
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	73,280
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,999
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	280,505
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	20,866
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	94,687
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	80	80,848
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	55	57,793
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	80	83,709
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,968
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	269,200
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	50	53,185
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	225	239,540
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	5	5,359
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	105	109,784
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	50	52,831
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	96,177
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	70	75,155
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	90	91,221
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,732
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	141,006
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	450	440,654
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	15	15,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	$20	$ 20,181
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	29,661
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	102,758
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	192,271
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	95	95,372
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	65	68,706
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	15	15,811
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	47,401
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	88,749
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	93,239
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,703
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,547
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	46,735
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	207,793
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	190	197,779
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	171,474
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	155	156,117
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(b)	5.00%	06/01/2033	300	314,327
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(b)	5.00%	06/01/2034	35	36,628
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(b)	5.00%	06/01/2035	280	292,650
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	160	169,123
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	30	31,488
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	300	303,932
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	185	195,198
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	35	35,550
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	75,891
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	55	57,622
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	5	5,050
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGM)(b)	4.00%	06/01/2037	90	91,055
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	222,680
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	97,536
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	320	329,541
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	51,931
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	160	168,036
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	25	26,167
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	85	88,976
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	104,173
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	08/01/2035	95	99,763
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	131,531
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	30	31,052
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	5	5,238
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,315
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	210,497
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,044
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	101,752
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,574
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	31,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(b)	5.00%	08/15/2031	$50	$ 52,668
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(b)	4.00%	08/15/2034	50	50,719
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(b)	5.00%	08/15/2036	115	120,109
				8,355,259
Rhode Island-0.16%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	103,905
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	100	106,749
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	50	50,767
				261,421
South Carolina-0.56%
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	310	333,610
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	35	35,768
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	35	35,725
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	35	35,636
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	374,156
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,486
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,310
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,260
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	15	16,109
				941,060
South Dakota-0.15%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	29,024
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	221,778
				250,802
Tennessee-0.87%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	162,094
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	10	10,158
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	93,664
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	476,862
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2042	500	519,156
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	51,219
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	32,048
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	5	5,333
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	55	59,034
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	46,265
				1,455,833
Texas-7.46%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	150	158,797
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	120	124,866
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	180,212
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	25	26,919
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	25	26,641
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	62,159
Bexar (County of), TX, Series 2018, Ctfs. of Obligation	5.00%	06/15/2042	100	102,902
Bexar (County of), TX Hospital District, Series 2018, Ctfs. of Obligation	5.00%	02/15/2048	75	76,382
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	106,947
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	283,238
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	37,432
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	10	10,695
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	10	10,695
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	76,807
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$200	$ 206,523
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	154,674
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	539,162
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	10	10,762
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	523,403
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	200	214,013
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	108,996
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	80	84,740
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	131,790
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	5	5,360
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	267,295
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	183,335
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	100	106,939
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	65	68,902
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,599
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	65,068
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	118,925
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	68,260
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	120,425
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	53,710
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,035,370
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	87,723
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	400	418,222
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	516,864
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	77,030
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	102,592
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,656
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	116,071
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	50	50,273
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	325	326,048
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	99,572
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	86,276
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	20	20,911
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	151,970
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	105	109,619
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	5	5,201
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	183,243
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(b)	4.00%	01/01/2034	415	421,748
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(b)	4.00%	01/01/2035	100	101,435
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(b)	4.00%	01/01/2036	40	40,382
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	90	94,657
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	55	58,882
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	317,437
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	143,899
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	$250	$ 256,743
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	158,258
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	315	327,005
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	310,955
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	68,699
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	110,838
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	84,356
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	184,731
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	30	31,861
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,298
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	45	47,561
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	10	10,522
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	26,078
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,592
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,347
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,552
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	100,029
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	197,037
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	846,679
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	105,775
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	299,844
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	26,595
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	80	84,733
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	10	10,556
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	150	157,806
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	36,679
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	25	26,487
				12,536,270
Utah-0.38%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	5	5,341
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	105	112,289
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	95	100,364
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	30	32,090
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	35	37,439
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	160,451
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(b)	5.25%	06/15/2027	50	52,779
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	145	145,056
				645,809
Virginia-1.98%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	31,768
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	5	5,331
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	101,246
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	46,473
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	100	103,192
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	375,535
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	51,626
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	114,856
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	110	116,506
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	250	264,787
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	195	199,172
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	79,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	$15	$ 15,801
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	21,013
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	15	15,887
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	63,549
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	63,962
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	90	92,319
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	48,202
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	535,582
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	31,963
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	26,774
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	74,542
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,448
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	152,132
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	137,983
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	536,765
				3,331,850
Washington-3.45%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	573,583
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,666
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	180,773
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	185	195,997
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	101,350
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	37,340
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	135	144,737
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	160,818
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	15	16,053
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	10	10,439
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	112,547
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	103,761
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	105	107,506
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,769
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	120	126,301
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	21,320
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	138,541
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	73,076
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	20	21,123
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	10	10,524
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	105,343
Seattle (City of), WA, Series 2017 C, Ref. RB(a)	5.00%	09/01/2027	50	53,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2017 C, Ref. RB(a)	5.00%	09/01/2027	$10	$ 10,693
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	152,172
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	75	80,077
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	61,783
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	203,631
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	42,307
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	65	68,618
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	52,669
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	120,746
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,457
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	156,306
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,406
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	255	271,469
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	222,051
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	42,327
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	63,230
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,522
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,196
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	10	10,467
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	83,090
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	165,691
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	610	652,877
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	150	158,909
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,696
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	216,927
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	30	32,109
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	30	31,745
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	36,549
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	30	31,825
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	42,261
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	138,595
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	25	25,728
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	153,613
				5,796,776
West Virginia-0.05%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	47,893
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	30	31,855
				79,748
Wisconsin-1.32%
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	98,282
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,278
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	74,229
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	305	323,250
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	42,306
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	250,014
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	40	42,393
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	30	31,909
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	4.00%	11/01/2034	35	35,725
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	215	228,808
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	150	159,633
Wisconsin (State of), Series 2019 B, GO Bonds	5.00%	05/01/2038	5	5,245
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	30	31,967
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	42,622
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	75	80,226
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	55	58,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	$70	$ 74,342
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2031	75	79,175
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	80	85,574
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	460,404
				2,226,214
TOTAL INVESTMENTS IN SECURITIES(c)-98.42% (Cost $165,667,228)				165,432,968
OTHER ASSETS LESS LIABILITIES-1.58%				2,648,109
NET ASSETS-100.00%				$168,081,077

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.49%
Alabama-0.49%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$ 109,993
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	30	31,357
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	46,864
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority), Series 2018 B, RB	5.00%	07/01/2043	300	309,814
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	103,155
				601,183
Alaska-0.03%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	30	32,664
Arizona-1.46%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,361
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	49,640
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	257,832
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	54,196
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	162,588
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	53,683
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	55	58,942
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	491,171
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	21,090
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	100	107,176
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	106,547
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	26,585
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	185,390
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	184,935
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	15,842
				1,785,978
Arkansas-0.13%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,023
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	125	125,005
				157,028
California-16.54%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	70	76,485
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,390
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	187,012
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	78,346
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,408
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	15	15,137
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	10	10,041
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	112,240
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	107,336
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	120,652
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	48,936
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	300	327,920
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	55	59,552
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	260	281,026
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	270	293,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	$500	$ 542,732
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	82,262
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	235	253,689
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	624,007
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	214,813
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	64,113
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	258,191
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	150	164,525
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	98,548
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	145	159,579
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	233,375
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,400
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	250	274,671
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	530	571,125
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	20	21,900
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	263,205
California (State of) Department of Water Resources, Series 2018, Ref. RB	5.00%	12/01/2028	35	38,907
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	66,698
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	30	33,349
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,818
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,766
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)	5.00%	01/01/2028	10	10,884
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)	5.00%	01/01/2028	130	141,491
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2018, RB	5.00%	10/01/2031	80	86,317
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	32,831
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	20	21,766
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	123,253
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	215,410
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,943
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	250	263,708
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	125	130,974
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	153,252
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	252,167
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	45	47,520
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	24,464
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	200	218,457
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2028	170	186,948
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(b)	5.00%	10/01/2027	5	5,394
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	96,024
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,446
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	5	5,471
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	147,005
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	250	260,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	$50	$ 54,406
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	207,585
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	158,588
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	150	157,928
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	74,398
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,273
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	59,705
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,426
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	24,829
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	63,316
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	147,639
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	76,932
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	71,437
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	60,282
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	21,269
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	305,070
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	32,881
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	36,494
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	27,185
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	15	16,102
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	101,570
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	37,052
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	179,973
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	282,937
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	443,803
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	32,240
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	5	5,338
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,669
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	10	10,670
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	25	26,640
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	146,815
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	105,975
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,399
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2037	60	64,604
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2038	50	53,707
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	16,305
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	27,089
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	22,011
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,384
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	59,898
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	58,944
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	725	767,701
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	15	16,225
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	70	76,932
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	10	11,049
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	158,920
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	44,000
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	135	148,499
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	148,499
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,500
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	82,500
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,122,119
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	37,735
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	10,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	$25	$ 26,718
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	10	10,588
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	238,573
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	20	22,000
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	152,237
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	105,351
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	130,777
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	78,971
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	26,208
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	49,939
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	213,344
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	155,063
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	130	143,503
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	25	27,597
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	25	27,597
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	55	61,116
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	137,541
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	26,562
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	305,500
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	44,333
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	38,093
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	75,727
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	135	141,272
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	104,635
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	54,698
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	91,908
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	200,589
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,960
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	79,454
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	158,732
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	196,390
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	20,054
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,281
Sierra Joint Community College District (Election of 2018), Series 2019, GO Bonds	4.00%	08/01/2049	20	19,998
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	104,856
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	79,770
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	47,049
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	25	26,044
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	25	27,028
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	25	26,948
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	199,039
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	32,225
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	110	117,870
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	69,530
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,053
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	680	718,782
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	131,204
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	68,512
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	45	49,389
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	40	43,367
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	5	5,367
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	55	58,895
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	75	80,173
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	133,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	$50	$ 53,213
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	275	290,389
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	85	85,112
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	183,500
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,911
				20,162,416
Colorado-2.03%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	110	123,074
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	32,200
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	178,990
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	70,273
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	85,663
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	216,548
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	65	71,342
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	185,818
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	24,101
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,968
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	10	10,787
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,764
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	32,923
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	94,013
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	131,309
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	32,754
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	30	31,704
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	33,055
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	15	16,107
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	120,362
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	59,941
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,293
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	81,355
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	10	10,827
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	35	38,144
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	40	41,382
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	100	108,397
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	5	5,122
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	75	80,566
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	104,798
University of Colorado, Series 2017 A-2, Ref. RB(b)	4.00%	06/01/2028	65	68,516
University of Colorado, Series 2017 A-2, Ref. RB(b)	4.00%	06/01/2028	50	52,704
University of Colorado, Series 2017 A-2, Ref. RB(b)	5.00%	06/01/2028	45	49,033
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	232,663
				2,478,496
Connecticut-2.32%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,406
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	60	65,786
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	32,477
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	85	91,650
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	15	16,120
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	69,031
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	638,662
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	20	21,516
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	355,330
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,720
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	108,219
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	16,204
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	$230	$ 240,550
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,870
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	131,792
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	99,358
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	130	142,887
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	45	48,612
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	75,826
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	125,541
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	37,277
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	60	63,543
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	163,344
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	26,913
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	69,514
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	5	5,335
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	104,900
				2,825,383
Delaware-0.13%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	43,322
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,830
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	109,154
				163,306
District of Columbia-1.34%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	318,754
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	10	10,452
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	54,122
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	20	21,541
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	59,021
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,089
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	372,923
District of Columbia, Series 2020, RB	5.00%	12/01/2028	75	81,939
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	27,041
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,142
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	83,502
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	207,515
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	129,697
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	143,984
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	81,788
				1,629,510
Florida-2.29%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	59,804
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	88,222
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	157,941
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	150	154,325
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	30	32,484
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	109,075
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	30	32,836
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	43,631
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	204,442
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	35	34,720
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	90,449
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,493
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	36,991
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	80,426
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	106,588
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,702
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	$40	$ 42,564
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	119,586
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	115	114,889
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	857,879
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	32,675
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(a)	5.00%	08/01/2043	20	21,085
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	19,259
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,077
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	155,264
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	104,842
				2,790,392
Georgia-2.04%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	32,191
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,544
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	841,840
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	32,815
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	59,691
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	27,024
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,916
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	194,873
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	54,692
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	169,850
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	32,815
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	32,815
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	41,189
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	222,192
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	424,090
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	204,930
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	54,463
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,353
				2,488,283
Hawaii-0.82%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,528
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	96,209
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	193,153
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	25	26,685
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	15	15,986
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,645
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,811
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	127,377
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	64,802
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	15	15,857
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	93,005
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	135	146,450
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	173,260
				999,768
Idaho-0.01%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	15	15,545
Illinois-4.23%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	58,350
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	32,232
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,342
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	54,456
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	150,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	$70	$ 72,562
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	10	10,483
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	830	882,166
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	5	5,535
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	20	21,346
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,948
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	40	42,378
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	20	21,114
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	150	157,768
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	92,210
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	59,409
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	15	15,894
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	55	59,000
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	170	181,548
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	127,156
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	583,285
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	20	21,386
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,362
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	30	32,267
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	400	419,574
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)	4.25%	01/01/2028	245	257,973
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)	5.00%	01/01/2028	45	48,452
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	80,476
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	10	10,938
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	55	58,078
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	109,074
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	174,869
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	261,569
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,287
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	50	53,935
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	151,019
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,181
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2035	200	209,451
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2036	170	177,700
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2037	100	104,316
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,039
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	25	25,877
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,361
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	45	48,155
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,736
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2043	35	34,376
				5,158,379
Indiana-0.74%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	290	316,210
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	5	5,314
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	185,976
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	159,512
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	195	210,712
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,509
				899,233
Iowa-0.18%
Iowa (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2032	165	177,648
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	42,714
				220,362
Kansas-0.02%
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	20	20,582
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.51%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	$120	$ 126,272
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	211,528
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2034	180	191,938
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	90,466
				620,204
Louisiana-0.14%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	10	10,789
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	54,490
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	81,037
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,976
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGM)(a)	5.00%	04/01/2048	5	5,122
				176,414
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	61,357
Maryland-2.64%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	54,248
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,605
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	10	10,872
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	210,699
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	206,641
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,160
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	372,574
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,463
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	85,354
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	250	264,292
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	558,860
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	65,216
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	54,790
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	90,796
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	74,899
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,465
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	35	38,418
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	103,846
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	154,600
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	5	5,458
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	11,016
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	66,096
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	85	89,859
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	127,274
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	109,476
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	107,974
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	5	5,375
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,421
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	71,159
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	152,095
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	10	10,797
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	27,467
				3,215,265
Massachusetts-3.66%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	149,009
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	5	5,527
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	60,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	$70	$ 75,560
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	15,954
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	84,892
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	60	63,549
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,995
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	65	67,516
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	5	5,363
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	42,744
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,667
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	75	82,067
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,337
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	239,801
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	59,966
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	228,960
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	220,403
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	783,818
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	97,593
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	170	187,343
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,014
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,051
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	272,321
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	228,727
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	257,650
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	53,388
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	240	255,534
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	40	42,504
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	110	116,516
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	20	21,168
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,322
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	97,985
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	125,025
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	199,559
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	21,058
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	105,257
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,641
				4,461,966
Michigan-0.95%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	103,189
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	92,457
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	137,549
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	519,251
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	154,673
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,246
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	$30	$ 31,814
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	106,067
				1,155,246
Minnesota-1.54%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	246,434
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	293,702
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	165,336
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	42,081
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,408
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	155,879
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,723
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	27,376
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	205,808
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	188,751
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	215,255
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,792
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	109,502
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	136,878
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	38,394
				1,883,319
Mississippi-0.44%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,439
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	89,372
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	10	10,690
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	151,090
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,022
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	159,422
West Rankin Utility Authority, Series 2018, RB(b)	5.00%	01/01/2028	80	86,270
				539,305
Missouri-0.30%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	89,549
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	20	21,510
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	48,382
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	125	134,008
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	19,547
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,253
				370,249
Montana-0.01%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	15	15,341
Nebraska-0.25%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	251,431
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	21,820
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	25	27,041
				300,292
Nevada-1.45%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	40	43,509
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	132,800
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	64,160
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,354
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	$100	$ 106,313
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	10,866
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	60	64,812
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	100	107,869
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	125	134,627
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	15	16,119
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,057
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	108,810
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	260,586
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	20	21,762
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,111
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2038	75	75,657
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	370	386,090
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	54,407
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	90,554
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(a)	4.13%	10/01/2048	45	44,514
				1,770,626
New Hampshire-0.06%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	38,295
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	35	36,391
				74,686
New Jersey-6.32%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	575	625,892
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	289,233
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)	5.00%	12/15/2028	350	386,246
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,593
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,980
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(a)	4.13%	06/15/2039	20	20,234
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,095,249
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,371
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	106,346
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	10	10,848
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	125	134,740
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	35	37,582
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2034	265	282,648
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	119,976
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	27,030
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	71,956
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	560	599,971
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	533,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	145	154,479
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	121,680
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	250	254,788
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	200	209,851
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	37,969
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2031	25	26,948
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	255,385
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	107,125
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	233,283
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,278
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	32,338
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,844
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	215,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	$30	$ 32,439
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2028	75	81,598
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,161
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	21,402
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	135	144,009
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	70	74,462
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	249,542
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	71,699
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	84,783
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	105	107,076
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	88,872
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	192,620
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2031	90	96,006
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	26,593
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	10	10,619
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,728
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	25	25,502
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	142,533
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	10	10,532
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	117,543
				7,706,423
New Mexico-0.35%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	27,098
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	97,238
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	130,726
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	120	130,893
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,269
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	15	16,362
				429,586
New York-20.95%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	59,180
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	53,630
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	80,209
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	35	37,269
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,923
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	222,387
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	811,165
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,203
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	760,059
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2029	25	26,902
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2034	85	86,610
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2034	85	90,579
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2037	15	15,147
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	193,144
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	213,704
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	185	197,453
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	74,487
Metropolitan Transportation Authority, Series 2017, Ref. RB	5.00%	11/15/2028	5	5,434
Metropolitan Transportation Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	10	10,868
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	125	127,848
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	420	426,598
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	166,139
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	64,109
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	25	26,681
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,727
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	53,316
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	88,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	$5	$ 5,526
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	32,889
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	188,657
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	15	16,087
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	32,137
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	213,895
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	112,055
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	175,678
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,299
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	190,994
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	58,521
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	10	10,786
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	15,988
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	30	30,681
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,262
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	190,673
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	383,234
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	103,508
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	10,914
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	326,867
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	500	537,745
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	5	5,369
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,120
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	85,211
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	250	265,822
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	70	74,234
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,858
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	42,093
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	234,319
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	319,158
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	95	100,950
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	25	26,289
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	104,600
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	250,354
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2028	30	32,044
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,743
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	16,162
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	74,258
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	174,373
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	50	53,251
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	25	25,412
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	287,112
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	105,387
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	210	229,805
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	188,547
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	5	5,497
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	15	16,530
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,608
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,958
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	600,531
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	100,768
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	40	42,293
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,609
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	35	37,564
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,287
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	173,140
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	214,614
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	$65	$ 69,654
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	385	411,014
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	110	111,301
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	165	176,464
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	26,881
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	58,410
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	85	89,193
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	100	106,948
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	424,801
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	192,853
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	82,651
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	175	192,853
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	109,321
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,962
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	96,403
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	85	90,641
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	25	26,603
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	57,995
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	524,636
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	154,622
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	191,545
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	59,067
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	195	197,876
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	25	26,737
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	207,709
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	253,518
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	107,641
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	210	225,037
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	25	26,689
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	117,077
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	132,750
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	60	64,395
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	100	106,948
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	15,177
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,790
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	21,570
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	95	101,557
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	70	70,688
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	53,879
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	115	122,803
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,366
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	212,804
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	75	76,245
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,309
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	75,070
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	80	85,457
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	126,495
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	135	143,734
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	30	31,874
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	157,811
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	86,832
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	285	308,607
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,627
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	107,337
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	105,581
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	35	37,418
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	15	16,002
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	$50	$ 53,142
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	5	5,271
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	324,461
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	35	37,615
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	230	246,420
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	418,778
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	171,044
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,147
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2032	50	53,455
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2033	10	10,682
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2034	100	106,593
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2035	25	26,604
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	216,079
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	334,307
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	100	106,173
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	255	273,341
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	346,425
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	200	214,021
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	74,761
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	451,158
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	254,129
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,315
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,768
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	158,707
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	162,425
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	99,258
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	104,367
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	264,518
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,719
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	250,347
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	53,874
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	10,931
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2028	15	16,544
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,411
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	102,256
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	20	21,475
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	40	42,772
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	63,930
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,958
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	15	16,214
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,619
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	65,014
New York State Environmental Facilities Corp., Series 2018 B, RB	5.00%	06/15/2043	40	41,954
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2028	10	10,939
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	53,162
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	43,340
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	156,110
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,470
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	208,692
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	47,903
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	116,761
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	89,814
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	142,275
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	109,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	$50	$ 52,214
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	149,377
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	155	168,036
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	76,998
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	230	252,993
Triborough Bridge & Tunnel Authority, Series 2023, RB	5.00%	11/15/2028	90	98,254
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	208,995
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	339,084
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,421
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	15	16,139
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	45	48,312
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	171,256
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	26,684
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	30	31,952
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	50	54,412
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	10	11,000
				25,537,907
North Carolina-1.19%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	235,093
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	400	434,202
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	43,312
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,571
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,469
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	27,444
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,520
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	30	32,568
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	270,146
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	19,461
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	87,350
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	217,691
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	15	15,323
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,279
				1,451,429
North Dakota-0.16%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	200,367
Ohio-2.14%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	50	53,599
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	64,211
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	20,182
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	45	46,452
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	25	27,229
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	150	145,501
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	25	27,626
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	129,787
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	15,860
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	123,321
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	27,221
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	43,413
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	30	32,508
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,832
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,039
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	60	65,709
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	15	15,018
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	156,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	$35	$ 33,012
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	10	10,141
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	27,206
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	19,879
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	71,277
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,414
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	110	121,014
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	53,440
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	53,271
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	47,697
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	348,268
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	32,272
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,870
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	55	56,630
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	25	25,677
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	26,986
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	177,255
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	45	48,108
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	90,516
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	178,130
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	95	103,515
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	5	5,193
				2,604,706
Oklahoma-0.04%
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	40	43,029
Oregon-0.55%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	10,905
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	120	125,372
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,839
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	54,488
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	134,034
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,785
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	25	26,751
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	107,599
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	58,511
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,314
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	5	5,297
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	109,075
				674,970
Pennsylvania-4.30%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	142,102
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,518
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,876
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	51,924
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	153,281
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	157,417
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	147,258
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	20	21,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	$20	$ 21,581
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	104,103
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	137,453
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	20	21,841
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	26,405
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	30	30,130
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	5	4,668
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	100,649
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	263,622
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	95	96,810
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2033	10	10,314
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2034	20	20,601
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	3.75%	03/01/2039	415	416,032
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2035	75	77,091
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	230	245,855
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	217,398
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	422,325
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	25	27,411
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	62,109
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	200	200,043
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,535
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	313,141
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	210	220,963
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	156,391
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	383,506
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	35	38,010
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	75	80,708
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,518
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,728
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	163,369
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	193,223
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	376,509
				5,246,059
South Carolina-0.76%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	65	71,288
Columbia (City of), SC, Series 2018, RB(b)	5.00%	02/01/2028	20	21,640
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	32,689
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	15	16,261
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	10	10,963
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,552
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	256,292
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,815
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	145	152,199
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	5	5,237
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	109,520
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	102,637
				931,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.54%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	$160	$ 167,267
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	77,352
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	35	36,868
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	124,156
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	5	5,377
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	75	80,503
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	35	36,009
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	65	66,026
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	55	59,402
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	5	5,443
				658,403
Texas-8.58%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	55	59,483
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,351
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2043	15	15,509
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	90	93,115
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	102,921
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	5	5,073
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	103,296
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	152,420
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	10,924
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	27,003
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	151,525
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	36,119
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	15	15,446
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	22,126
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	49,334
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,623
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	187,808
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,377
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	50	51,260
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	5	5,077
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,076
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,432
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	66,943
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	275	293,814
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	64,205
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	316,456
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	205	213,491
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,595
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	85	91,886
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	544,517
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	15,953
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,607
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	114,392
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	500	546,388
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	54,253
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	43,154
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	$5	$ 5,300
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	190	201,041
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,268
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	230,432
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	57,890
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	159,513
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,366
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	62,165
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	185,329
Nacogdoches Independent School District, Series 2019, GO Bonds(b)	5.00%	02/15/2028	10	10,777
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	90	93,069
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	108,822
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	145	152,759
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,221
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	265	274,584
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	92,904
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	55	57,976
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,271
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	550	553,836
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,445
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	641,127
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	32,984
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	30	32,712
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	74,714
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	174,205
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	196,926
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	32,328
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	161,258
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	80,122
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	56,364
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	470,322
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	24,273
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	240	259,719
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	112,948
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	82,240
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,070,501
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	90,309
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	235,344
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	81,951
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	36,994
Tomball Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	100	104,832
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	15,952
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,945
				10,457,603
Utah-0.29%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,831
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,727
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	78,289
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	98,804
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	130	129,832
				349,483
Virginia-1.25%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)	5.50%	01/01/2028	150	164,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	$280	$ 290,022
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,264
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	360	389,389
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,719
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	81,123
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	113,572
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	158,608
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	70	76,569
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	203,108
				1,519,761
Washington-3.11%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	148,379
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	53,894
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	35	37,655
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	134,359
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	70	75,736
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	10	10,792
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	59,284
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	40	43,034
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	80	85,990
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	138,567
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	40	43,585
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	145	157,996
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	79,837
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	79,259
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	100	106,738
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	10	10,797
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	75,977
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,249
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	79,259
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	10	10,876
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	219,855
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	47,945
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	181,127
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	26,878
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	305	326,748
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	45	48,157
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	30	32,106
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	48,105
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	159,119
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	5	5,258
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	10	10,751
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	91,018
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	15	16,021
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	45	47,955
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	55	58,477
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	125	132,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	$95	$ 100,053
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	52,451
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	198,916
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	5	5,226
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	70	76,542
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	10,935
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,804
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	137,230
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	21,045
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	146,864
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	111,756
				3,792,729
West Virginia-0.73%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,211
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	40	42,891
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	96,382
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	10	10,693
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	26,681
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	79,948
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	15	15,922
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	155	164,419
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,834
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	157,145
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	36,536
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	42,514
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	107,478
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	41,654
				885,308
Wisconsin-0.43%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,804
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	65,373
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	59,926
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	235	249,979
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	15	15,977
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	27,322
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	75	75,244
				519,625
TOTAL INVESTMENTS IN SECURITIES(c)-98.49% (Cost $120,345,221)				120,081,259
OTHER ASSETS LESS LIABILITIES-1.51%				1,844,414
NET ASSETS-100.00%				$121,925,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2024
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.23%
Alabama-0.21%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$ 112,118
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	77,388
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,307
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,638
				261,451
Alaska-0.03%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	35	38,818
Arizona-0.96%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	125	140,530
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	51,052
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	32,827
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	35	38,569
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	172,414
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	350	366,384
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	19,749
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	132,650
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	145,311
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	75	82,713
				1,182,199
Arkansas-0.13%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	156,120
California-17.05%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)	5.00%	10/01/2029	70	79,090
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)	5.00%	04/01/2029	30	33,542
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	65,075
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	225,132
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	10	11,196
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	240,506
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,000	1,107,515
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	83,861
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	910,728
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	30	32,796
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,156,613
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	150	163,446
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	295	308,375
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	385,544
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	307,263
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,416
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	143,741
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	10	11,196
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	500	559,074
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,772
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	10	11,166
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	250	279,162
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	5	5,591
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	391,875
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	36,947
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	50	55,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	$165	$ 182,480
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	82,936
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,457
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	60	67,085
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	11,124
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	35	38,857
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	90	102,180
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	105	117,857
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,548
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	385	429,314
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	534,417
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	137,754
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	250	267,967
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	5	5,515
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	100	111,861
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	16,529
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	54,911
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	241,174
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	218,082
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	157,254
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	106,457
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	212,767
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	99,820
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	90	89,101
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	80,195
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	40	44,923
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	324,107
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	55,737
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	110,861
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	10	11,239
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	150	166,847
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	280	308,969
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	33,617
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	110	120,485
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	261,921
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	5	5,505
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	115	124,634
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	215	231,459
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	106,175
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	105,507
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	128,048
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	38,534
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	333,365
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	15	16,372
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	48,445
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	95	104,791
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	15	16,367
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	284,009
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	28,115
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	155,785
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	25	28,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	$15	$ 16,884
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	10	11,246
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	65	73,186
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	50,581
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	145	154,866
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	79,283
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	42,004
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	200	224,923
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	160,083
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	45	47,322
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	355	399,238
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	15	16,869
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	35	39,361
Los Angeles Unified School District, Series 2022 QRR, GO Bonds	5.00%	07/01/2029	140	157,446
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2029	20	22,333
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	125	140,577
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2051	25	24,745
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	95	106,931
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	10	11,011
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	60	65,221
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	270,548
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	172,128
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	123,044
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	10	11,340
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	150	148,796
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	123,081
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	30	30,396
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	98,879
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	30	33,101
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	25	27,440
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	15	16,438
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	75	81,961
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	175	189,136
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	110	123,550
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	100,047
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	75	85,167
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(b)	5.00%	09/01/2042	250	272,120
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	70,572
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	108,297
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	15	16,195
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	120	131,811
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	20	21,859
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	120	130,550
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	5	5,669
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	80	90,784
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	20	22,648
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	120	119,683
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	39,370
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	5	5,544
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	145	160,530
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	15	16,503
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	130,396
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	315,347
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	130	146,073
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	10	11,264
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	125	140,804
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	110	120,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	$150	$ 158,512
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	111,054
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,586
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	45	49,695
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	217,760
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	250	271,075
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	50	56,570
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	50	56,570
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	250	249,234
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	72,981
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	99,747
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	44,603
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	225	250,254
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	20	22,179
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	80	88,530
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,500
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,680
University of California, Series 2015 AO, Ref. RB	3.25%	05/15/2029	5	5,009
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,491
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	15	16,837
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	190	213,266
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	20	22,449
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	41,934
				20,928,656
Colorado-2.96%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	56,030
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	55	61,613
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	32,753
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	150	167,251
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	33,450
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	45	48,635
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	30	30,417
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	50	54,700
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	107,750
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	20	21,511
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	10	10,735
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	53,494
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	55	58,690
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	74,441
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	10	10,940
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	70,038
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	59,156
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	30	32,204
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	15	16,048
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	15	16,006
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	276,495
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	55	58,353
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	45	47,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	$105	$ 110,689
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	332,638
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	25	27,473
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	30	32,654
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	190,005
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	217,016
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	115	124,616
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	55	58,785
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	219,190
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	200	223,620
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	125	140,170
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	85	94,926
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,563
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	120,889
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	40	43,227
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	292,763
				3,632,488
Connecticut-1.60%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,535
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	38,092
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	165	182,880
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	750	821,408
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	163,398
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	48,865
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	134,247
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,524
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	55,142
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	61,013
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	26,518
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	21,124
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	21,124
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	90	100,690
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	75	83,909
				1,964,469
Delaware-0.42%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	15	16,588
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	15	16,617
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	99,876
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	145	161,462
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	130,209
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	89,039
				513,791
District of Columbia-2.74%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	35	38,659
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	445,835
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	131,669
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	21,902
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	92,835
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	27,193
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	102,928
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	30	32,277
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	16,089
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2040	150	151,735
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	135	142,780
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	55	60,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	$30	$ 33,182
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	40	44,132
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	11,003
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	285,068
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	180,154
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,763
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	20	20,573
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	221,534
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,300
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	110,591
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	45	49,681
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	95	104,580
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	158,916
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	155	171,313
District of Columbia, Series 2020, RB	5.00%	12/01/2029	70	77,644
District of Columbia, Series 2020, RB	5.00%	12/01/2032	20	21,839
District of Columbia, Series 2020, RB	5.00%	12/01/2033	10	10,882
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	65,149
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	30	33,102
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	45	50,427
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	60	66,093
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	135,847
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	5	5,068
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	183,224
				3,356,756
Florida-2.92%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,960
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	175	189,573
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	50	53,911
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	123,557
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	70	71,041
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	105	116,359
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	50	52,689
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	60	64,406
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	96,122
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2029	320	355,540
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2029	60	66,033
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	40	44,522
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	125	139,250
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	150,709
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,936
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	140	155,414
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	79,334
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	79,658
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	110,028
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	104,554
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	154,071
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	40	43,793
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	5	5,357
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	5	5,343
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	115	121,858
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	155,072
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	25	24,753
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGC)(b)	6.88%	10/01/2034	15	17,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	$195	$ 192,388
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	5	5,232
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	110,808
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	75	78,074
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	10	11,046
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	161,633
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	109,490
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	192,150
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	129,999
				3,587,436
Georgia-2.19%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2029	40	46,187
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	70	76,351
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	55	59,794
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	15	16,269
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2029	45	50,498
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	20	21,627
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	155	172,289
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	40,452
Columbia County Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	15	16,668
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	30	33,575
Fayette County Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	45	50,215
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	157,622
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	109,144
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	15	16,753
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	15	16,052
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	20	21,266
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	234,937
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	25	27,921
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	95	106,100
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	55,153
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	30	33,419
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	5	5,558
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	67,095
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	16,239
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	208,900
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	145	154,503
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	103,474
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	25	27,879
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,697
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	223,031
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	264,754
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	225	225,792
				2,692,214
Hawaii-0.99%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	27,571
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	150	163,861
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	10	10,902
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	20	21,781
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	65,256
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	90	97,814
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	194,671
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	20	21,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	$25	$ 26,505
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	170	184,831
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	290	323,803
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,212
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	25	27,575
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,545
				1,209,818
Idaho-0.25%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	75	81,591
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	95	102,958
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	127,591
				312,140
Illinois-5.04%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	107,292
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	271,341
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,440
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	30	32,077
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	10	10,620
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	340	329,455
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	380,606
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	140	144,642
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	10	11,133
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,433
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,926
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	216,729
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	25	27,687
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	20	20,821
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	5,002
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	53,587
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	20	21,979
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	30	32,902
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	15	16,310
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	120	131,914
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	90	98,355
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	175	189,999
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	25,181
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	50,214
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	80	80,112
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	271,571
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	95	103,043
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	250	270,293
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	220	238,931
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	180	184,022
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,958
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	540	559,640
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGM)(b)	5.75%	06/01/2029	75	82,931
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	85,890
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	60	64,366
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	765,841
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	20	21,823
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	54,819
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	157,277
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	116,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	$30	$ 32,609
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	20	21,883
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	115	119,490
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	380	399,193
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,524
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	125,946
				6,182,798
Indiana-1.11%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	120	133,567
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	156,363
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	80	89,250
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	69,639
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	113,979
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	30	32,528
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,914
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	53,692
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	69,565
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.00%	02/01/2036	330	353,763
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	156,669
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	104,301
				1,360,230
Iowa-0.61%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	155	172,303
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	21,910
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	114,910
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	25	27,272
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	400	411,377
				747,772
Kansas-0.08%
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	100	103,142
Kentucky-0.31%
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	10	10,310
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	190	210,306
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	157,554
				378,170
Louisiana-0.53%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	15	15,119
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2036	125	127,923
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2037	40	40,790
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	65,176
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	204,277
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,358
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,727
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	15	16,511
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	108,571
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	50	55,609
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	5	5,010
				655,071
Maryland-2.23%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	105,846
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	120	120,328
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	$90	$ 93,256
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	10	10,300
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	88,025
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	510	559,891
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	105	114,801
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	35	37,967
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	10	10,634
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	100	106,888
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	10	11,150
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,594
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	139,843
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	33,305
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	111,875
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	105,163
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	95	106,272
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	55	61,526
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	5	5,608
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	146,544
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	66,837
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	109,847
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	112,325
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	5	5,342
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,421
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	145	162,147
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	110	110,050
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	87,386
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	5	5,586
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,250
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	20,946
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	10	10,923
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,417
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	10	11,164
				2,736,949
Massachusetts-4.40%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	43,068
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	290	323,745
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	15	16,802
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	76,608
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	45	49,117
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	5	5,499
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	32,515
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	108,000
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	75	80,663
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,751
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	16,048
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	374,147
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	20	21,382
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	105	112,173
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	169,830
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,433
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	25	27,815
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	140	156,819
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	80	88,707
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	25	27,909
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	130	146,022
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	476,059
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	$10	$ 11,201
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	20	22,138
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	395	443,071
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,563
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	5	5,544
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	422,188
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	25	27,909
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	28,475
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	117,560
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	127,916
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	55,195
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)	4.00%	06/01/2029	100	106,761
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	45	50,509
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,553
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	630,057
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	50	54,720
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	175	190,711
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	113,857
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	60	64,955
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	5	5,448
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	20	21,745
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	90	99,489
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,306
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	5	5,521
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	60,626
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	280,059
				5,396,189
Michigan-1.93%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	85	94,747
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	105,505
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	15	16,659
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	301,252
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	152,587
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	115	128,837
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	105	117,634
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	350	379,619
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	15	16,529
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5	5,298
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	275	279,882
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	115	116,642
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	220	221,258
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	403,168
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	25	27,855
				2,367,472
Minnesota-1.15%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	120	134,786
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,414
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	30	33,023
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	93,435
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	71,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	$300	$ 326,916
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	37,811
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	285	319,097
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	65	72,777
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	5	5,528
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	55	61,391
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	125	129,851
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	95,210
				1,408,583
Mississippi-0.20%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	175	191,961
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	25	25,576
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	30	30,604
				248,141
Missouri-0.42%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	35,082
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	75	78,292
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	15	15,279
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	113,230
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	35	38,365
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	15	16,640
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,197
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	140	151,862
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2029	10	11,259
				512,206
Nebraska-0.40%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,223
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	15	16,420
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	125,592
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	337,929
				496,164
Nevada-1.22%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	143,877
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	40	44,327
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	114,834
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	85	92,755
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	38,135
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	105,278
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	105	114,833
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	60	65,474
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	5	5,439
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	115	124,841
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,632
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	5	5,468
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	10	10,912
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	15	16,623
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	200	221,637
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	249,135
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	55	61,036
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	70	73,976
				1,499,212
New Jersey-3.07%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,426
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	395	438,347
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	230,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	$100	$ 112,978
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	271,851
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	510	553,034
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	30	31,995
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	261,985
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	38,280
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,687
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,630
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	40	44,167
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	10	10,883
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	235,324
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	5	5,567
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	50	55,242
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	163,260
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	109,038
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	310,091
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	20	21,990
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	75	82,477
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	133,512
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	581,912
				3,762,485
New Mexico-0.73%
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	115	124,690
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	222,116
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	310	323,234
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	211,193
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	15	16,673
				897,906
New York-16.66%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	109,525
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	30	32,765
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	140	139,378
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGC)(b)	5.25%	09/01/2029	50	55,619
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	10	10,893
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2038	80	85,422
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2040	225	238,788
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2042	100	105,651
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,585
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	105,614
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	40	45,188
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	15	16,744
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	150	150,032
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	5	5,007
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	43,284
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	223,194
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,017
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	234,312
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	275,513
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	82,207
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	20	21,807
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	35	38,453
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	40	43,614
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,550
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	150,097
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,100	1,209,380
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	155	169,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	$30	$ 31,894
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	32,889
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	75	81,841
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	10	10,876
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	95	102,771
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	200	216,045
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,254
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	5	5,542
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	30	33,306
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	10	11,085
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	212,868
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	396,494
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	101,401
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	252,249
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,332
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	355,512
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,540
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	211,942
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	55	61,529
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	501,960
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	112,185
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	80	88,356
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	155	167,403
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	40	44,749
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	380	425,111
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	100	100,358
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	289,821
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	285	310,802
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	35	38,070
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	150	161,939
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	20	20,029
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	60	67,123
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	210	235,233
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	15	16,647
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	16,220
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	640	694,696
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	105	107,679
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,159
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	10	10,068
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	50,189
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	448,062
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	150	168,023
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	115	128,818
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	5	5,601
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	11,098
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,647
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	102,727
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	507,061
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	43,026
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	306,147
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	115	122,775
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	500	532,307
New York (City of), NY Transitional Finance Authority, Subseries 2019 B-1, RB	4.00%	11/01/2040	20	20,150
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	325	321,496
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2029	10	10,915
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	40	43,963
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	85	93,033
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	35	38,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	$10	$ 10,880
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	345	375,827
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	80	86,951
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	325	351,455
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,391
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	241,873
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	123,280
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	485	513,958
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	52,828
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	100	105,371
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	315,449
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	31,492
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	36,702
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	125	130,000
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	45	49,095
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	350	376,988
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	26,897
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2031	55	60,852
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2032	75	82,802
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2033	10	11,019
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	249,278
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2029	15	16,619
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	25	27,698
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	15	16,789
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	375	409,751
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	330	350,812
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	43,378
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	500	489,369
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	40	43,856
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	27,885
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	5	5,506
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	20	21,938
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	15	16,257
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	16,005
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	198,343
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	65	71,266
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,778
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	20	22,039
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	95	104,693
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	99,503
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	193,355
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2035	35	38,434
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2036	5	5,468
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	4.00%	06/15/2037	5	5,173
New York State Environmental Facilities Corp., Series 2019, RB	5.00%	02/15/2049	10	10,558
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	74,254
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	80	87,685
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	285	311,160
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	125	135,766
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	355,588
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	16,108
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	132,677
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	60	66,980
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	27,777
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	250	246,047
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	44,226
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	$25	$ 27,020
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	96,875
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	100,714
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,034
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	104,558
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	500	499,711
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	280	310,589
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	5	5,607
				20,447,212
North Carolina-1.60%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	81,916
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	227,311
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	40	43,213
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	15	16,435
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	35	36,376
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	25	26,323
North Carolina (State of), Series 2019, RB	5.00%	03/01/2029	10	11,030
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	195	216,411
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	40	43,747
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	170	176,416
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	50	55,490
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	25	27,745
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	105	114,901
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	65	70,968
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	60	65,322
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,717
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2032	500	540,224
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,476
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	115	127,258
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	10	11,201
				1,967,480
Ohio-2.82%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	215	237,702
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,463
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	54,721
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	60	66,561
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	65	72,647
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	10	10,238
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,042
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	20	22,008
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	240	262,734
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	200	218,264
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	105	114,075
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	162,285
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	5	5,385
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	130,480
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	85,129
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	130	145,631
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	5	5,003
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	115	123,881
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	242,924
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	110	122,431
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	30	32,681
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	108,281
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	440	484,201
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	45	49,314
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	92,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	$125	$ 135,540
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,638
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	75	84,359
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	50	51,140
Sycamore Community City School District, Series 2020, GO Bonds	4.00%	12/01/2045	250	248,550
				3,461,034
Oklahoma-0.12%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	24,713
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	80	87,289
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	30	32,865
				144,867
Oregon-1.22%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	211,464
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	45	50,083
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	125,984
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	65,662
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	60	66,616
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	5	5,512
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	164,796
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	15	16,445
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	20	21,830
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	268,123
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	25	27,404
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	109,447
Salem Hospital Facility Authority, Series 2019, Ref. RB	5.00%	05/15/2044	250	261,420
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	16,101
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	80,232
				1,491,119
Pennsylvania-5.25%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	85	91,690
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	35	35,660
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	175	177,294
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	251,000
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	70	75,629
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	40	44,013
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	50	50,378
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	48,734
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	54,191
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	102,785
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	80,919
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	145	156,070
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	65	69,876
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	350	361,921
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	55	56,951
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	49,699
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	5	5,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	$55	$ 58,994
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	100	106,969
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	105	108,657
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	200,133
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	210	232,765
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	210	232,942
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	225	251,022
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	175	195,239
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	290	322,733
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	40	43,494
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	208,149
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	165	178,208
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	150,587
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	40	42,816
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	50	53,549
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	379,209
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	210,478
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,626
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,101
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,146
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,139
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	119,388
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	500	536,709
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	106,556
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,224
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	116,646
Philadelphia School District, Series 2019 A, GO Bonds	5.00%	09/01/2032	30	32,409
Philadelphia School District, Series 2019 A, GO Bonds	4.00%	09/01/2035	30	30,811
Philadelphia School District, Series 2019 A, GO Bonds	4.00%	09/01/2036	50	51,165
Philadelphia School District, Series 2019 A, GO Bonds	4.00%	09/01/2039	40	40,514
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	199,580
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	30	30,605
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	133,869
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	10	10,989
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	44,707
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	149,245
				6,447,645
Rhode Island-0.29%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	352,058
South Carolina-0.37%
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	15,020
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	74,520
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	200	223,023
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	136,856
				449,419
Tennessee-0.21%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	103,949
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	5	5,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	$35	$ 38,824
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	100	101,449
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	10	11,126
				260,792
Texas-8.16%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	55	60,661
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	250	249,228
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	105,737
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	246,967
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	30	33,470
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	105,603
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	15	16,678
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	20	22,264
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	43,763
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	109,343
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	45	48,472
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,181
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	166,981
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	126,099
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	81,755
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	35	36,431
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	30	31,087
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	15	15,418
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,035
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,783
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	501,413
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,783
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	65,122
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	27,067
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	44,117
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	55,649
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,985
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	25	27,605
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	45	49,657
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	374,351
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	45	46,811
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	10	10,366
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	31,064
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	80,781
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	20,072
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	80,836
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	157,015
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	242,910
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	22,244
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	$15	$ 16,394
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	25	27,704
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	59,610
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	120,890
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	15	16,401
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	40	43,567
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,629
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	15	16,174
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	199,467
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	80	82,417
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	95	97,349
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	60	66,852
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	55,136
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	544,510
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,738
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	268,149
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	32,462
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	539,060
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,541
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	11,036
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	11,036
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	25	23,647
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	70	77,778
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	30	33,276
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	50,947
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	85	86,301
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	166,849
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	100	102,126
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	213,215
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	165	183,563
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	209,688
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	120,647
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,523
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	121,032
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	15	16,467
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,816
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,312
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	15	16,440
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	11,024
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	145	155,146
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	50	53,442
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	45	47,974
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	309,144
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	95,832
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	171,571
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	148,879
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	127,748
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	340	328,264
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	111,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	$45	$ 50,057
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	15	16,744
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	40	43,242
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	97,093
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	251,349
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	5	5,363
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	30	32,078
Travis (County of), TX, Series 2019 A, Ctfs. of Obligation	5.00%	03/01/2039	15	16,010
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	109,005
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	27,108
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	30	32,445
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	175	187,796
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	111,140
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,798
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	55	57,135
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	152,314
				10,016,492
Utah-0.47%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	107,665
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	80	89,116
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	246,642
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2029	40	44,593
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	82,626
				570,642
Vermont-0.09%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	100	105,158
Virginia-1.04%
Arlington (City of), TX, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,293
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	28,659
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	60	67,302
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	15	16,548
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	40	41,852
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	45	49,817
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	20	21,798
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	90	99,424
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	355	382,133
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	66,283
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	10	11,047
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	10	11,047
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	44,612
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	200,756
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	20	20,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	$100	$ 102,907
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	50	51,351
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	30	30,718
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	10	11,097
				1,282,064
Washington-2.92%
Central Puget Sound Regional Transit Authority, Series 2021 S-1, Ref. RB	5.00%	11/01/2029	160	178,896
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	87,447
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	108,472
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	315,164
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	100	106,571
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	75	80,794
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	50	55,952
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	15	16,358
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	305	329,347
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	40	44,632
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	55,063
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	87,363
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	32,677
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	226,270
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	357,854
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	345,583
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	165	178,956
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	10	10,778
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	60,289
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	109,443
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	54,049
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	35	38,924
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	5	5,570
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	10	11,047
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	161,791
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	55	61,369
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	30	33,141
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	20	22,316
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	251,055
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	155,924
				3,583,095
West Virginia-0.52%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	25	27,020
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	155	165,239
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	196,525
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,555
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	95	100,368
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	26,408
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	101,677
				643,792
Wisconsin-0.61%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	139,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	$105	$ 116,822
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	80	89,007
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	33,378
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	5	5,563
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	20	22,327
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	75	83,329
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	250	259,834
				750,089
TOTAL INVESTMENTS IN SECURITIES(c)-98.23% (Cost $120,958,276)				120,561,804
OTHER ASSETS LESS LIABILITIES-1.77%				2,169,519
NET ASSETS-100.00%				$122,731,323

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.65%
Alabama-1.27%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$350	$ 393,613
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	195	218,602
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	145	162,235
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	158,619
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	221,883
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	275,334
				1,430,286
Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	40	45,000
Arizona-1.00%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	40	45,248
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	109,823
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	25	28,253
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,360
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	50	54,278
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	176,086
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	150	160,078
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	260	287,409
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	224,122
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,950
				1,118,607
California-17.22%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	45,332
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	205	233,203
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	222,502
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	101,229
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	335	374,944
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,085
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	22,301
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	10	11,260
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	5	5,556
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	221,761
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	277,202
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	104,837
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	150	165,276
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	43,111
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	175,820
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	55,752
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	20	22,520
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	45	50,005
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	650	718,491
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	510	531,008
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	250	260,756
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	60	62,289
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	161,100
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	180,811
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	30,783
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	280	317,233
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	89,254
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	80	88,916
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	65,439
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	50	56,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	$500	$ 567,834
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	100	112,477
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	35	39,607
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	10	11,316
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	60	67,897
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	30	34,555
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	80	91,587
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	15	17,065
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	245	280,047
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	55	63,351
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,518
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	33,365
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	66,457
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	151,887
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	394,084
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020, RB	5.00%	11/01/2030	215	244,797
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	28,718
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	79,036
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	15	16,936
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2030	40	45,377
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2030	65	73,478
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	85	94,599
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	50,527
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	24,907
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	474,887
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	15	16,196
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	40	45,697
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	70	78,898
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	57,042
El Dorado Irrigation District, Series 2020 A, COP	4.00%	03/01/2050	150	149,333
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	120	118,362
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	49,533
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2046	25	25,014
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2051	100	98,820
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	55,302
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	225,785
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	120	125,959
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	234,233
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	29,839
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	11,273
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	435	480,584
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	10	10,977
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	263,497
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	92,250
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	25	27,802
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	88,293
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	26,860
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	20	22,680
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	120	135,761
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	140	157,219
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	$60	$ 67,223
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	131,720
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	60	68,711
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	30	34,391
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	50	52,744
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	90	94,375
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	275	307,741
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	5	5,220
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	405	451,701
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,185
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	174,518
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	162,948
Los Angeles Community College District, Series 2023 D, GO Bonds	5.00%	08/01/2030	20	23,019
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	115	128,273
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	235	266,296
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,737
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	42,584
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,522
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	10	10,514
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	36,414
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	20,196
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	190	215,303
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	325	367,616
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	365	410,649
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5	5,225
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,509
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	75	76,721
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2030	125	141,472
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	85	97,191
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	55,936
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	135	150,361
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	200	221,860
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,298
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	250	246,551
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	10	11,123
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	150	150,186
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	90	101,508
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	75	84,012
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	40	45,203
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	255	286,833
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,897
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	15,119
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	129,775
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	324,009
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	20	21,574
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	20	19,856
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, Ref. RB	4.00%	04/01/2048	30	30,023
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	50	57,042
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	60	68,735
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	145	145,131
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	40	42,103
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	20	20,018
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	40	45,690
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	5	5,730
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	5	5,563
San Francisco (City & County of), CA Public Utilities Commission, Series 2020 A, RB	5.00%	11/01/2045	10	10,841
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	$280	$ 300,940
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	15	17,267
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	99,113
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	200,014
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	100	100,069
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,543
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	185,809
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	24,823
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	108,810
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	20	22,785
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	113,330
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	25	28,006
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	200	200,586
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	46,477
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	272,719
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	25	28,157
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	25	28,090
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	10	11,199
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	95	105,876
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,396
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	310	343,633
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	215,120
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	10	10,278
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	108,942
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	380	383,458
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	75	85,404
				19,331,414
Colorado-2.13%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	50	55,237
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	45,229
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	27,901
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,140
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	192,328
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	45	48,601
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	210	229,297
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,228
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	70	71,331
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	50	50,757
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	206,744
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	115	115,624
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	264,331
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	55	61,786
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	204,291
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	281,451
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	225	252,647
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,491
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,933
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	15	16,578
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	5	5,471
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	85	90,349
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	5	5,291
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	5	5,253
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	62,749
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	10	10,398
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	10	10,365
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,960
				2,388,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-2.23%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	$40	$ 44,932
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	5	5,567
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	5	5,239
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,876
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,812
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	111,037
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	268,241
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	10	10,195
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	60	64,006
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	31,647
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	205	215,294
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	10	10,404
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	257,148
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	276,783
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	250	282,099
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	20	22,291
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	10	10,337
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	131,795
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	10	10,852
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	15	15,962
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	90	101,606
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	35	39,787
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	220	249,619
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	15	17,061
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2030	110	125,113
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	5	5,616
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	20	21,335
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	100,982
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	25,013
				2,506,649
Delaware-0.58%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	281,716
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	106,444
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	265,697
				653,857
District of Columbia-2.16%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	72,207
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,104
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	223,008
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	277,268
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	55,309
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	215,014
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	186,819
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	60	65,265
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	56,679
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	243,879
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	38,662
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,775
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	66,043
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,640
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	111,023
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	395	435,662
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	$105	$ 114,600
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	218,303
				2,422,260
Florida-2.90%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	40	44,903
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	10	11,091
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	100	110,723
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	95	104,939
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	165	186,267
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2030	25	27,907
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	205	227,489
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2034	135	149,352
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	100	110,516
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	243,644
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,997
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	50	56,662
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	70	79,387
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	49,659
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	65	71,590
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	125,219
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,650
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	45	46,755
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	50	55,464
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	310,422
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	116,658
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	100	99,244
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	147,894
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,549
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,407
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	264,909
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	111,016
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	80	89,196
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2033	5	5,559
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2035	20	22,103
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	60	60,803
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,350
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	217,049
				3,252,373
Georgia-1.61%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	105	123,687
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	10	11,295
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	11,366
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	109,549
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	30	32,759
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	65	73,830
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	30	32,207
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	5	5,288
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	50	56,865
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	25	28,178
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	21,095
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,358
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	135,015
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	105	119,263
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	61,105
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	60	67,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	$35	$ 39,483
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	115	128,767
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	10	10,735
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2030	30	33,953
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	35	39,586
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	61,811
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	280,476
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	285	296,611
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	5	5,142
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,265
				1,807,527
Guam-0.04%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	41,358
Hawaii-0.84%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,433
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	131,943
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	561,856
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	44,848
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	184,999
				940,079
Illinois-3.85%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	160	172,618
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	165	183,664
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	135	147,498
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	135	138,565
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	80	81,678
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	455	463,066
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	20	21,973
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	30	33,867
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	221,299
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	220	244,049
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,153
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	24,944
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	55	60,435
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	227,751
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	50	55,114
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	75	82,827
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	50	55,557
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	90	99,578
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	200	207,072
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	55	61,804
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	30	33,115
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	95	104,666
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	105	115,378
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2036	100	101,199
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	45	45,196
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	34,380
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	35	38,298
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	60	66,881
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	195,071
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	105,893
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	607,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp. (Sustainable Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	$10	$ 10,051
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	218,684
				4,320,651
Indiana-0.68%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	100	113,237
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	315,802
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	220	209,079
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	110	122,590
				760,708
Iowa-0.34%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	100	110,724
Iowa (State of) Finance Authority, Series 2020 A, RB	5.00%	08/01/2038	170	187,859
Iowa (State of) Finance Authority, Series 2020 A, RB	5.00%	08/01/2044	75	80,620
				379,203
Kentucky-0.09%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	45	50,446
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	52,563
				103,009
Louisiana-0.60%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	71,079
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	165,076
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,981
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	220	198,611
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	20	21,168
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	79,969
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	121,841
				668,725
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,916
Maryland-2.66%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	105,875
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	115	119,619
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	105	115,851
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	130	147,696
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	105	118,102
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	125	140,205
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	35	39,764
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	50	56,504
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	225	249,769
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	25	27,946
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	139,390
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	278,582
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	10	10,437
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	215	238,962
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	170	193,117
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	16,769
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	45	50,125
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	371,300
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	84,754
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	45	50,852
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,825
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	15	16,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	$100	$ 97,425
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	35	37,713
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	107,956
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	144,333
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	15,001
				2,991,567
Massachusetts-4.11%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	50	57,166
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	35	39,729
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	40	45,526
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	30	32,934
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	15	16,799
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	11,444
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	567,630
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	190	209,808
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	225	244,690
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	76,060
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	652,832
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	239,407
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	25	26,218
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	195	203,654
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	10,292
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	5,072
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	95,661
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	35	39,319
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	410	441,198
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	404,318
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,698
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	113,257
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,234
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	200	222,472
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	28,719
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	55	60,019
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,732
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	172,311
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	269,138
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	122,201
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	35	38,484
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	106,184
				4,618,206
Michigan-1.40%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	232,503
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	60	67,848
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	710	800,548
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	50	51,248
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	70	79,141
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	5	5,591
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	220	230,854
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	99,880
				1,567,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.70%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	$50	$ 56,094
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	153,492
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	275	312,830
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	33,734
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	227,225
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	5	5,628
				789,003
Mississippi-0.14%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	30	31,160
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	31,052
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	50	51,506
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	45	46,239
				159,957
Missouri-1.05%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	405	460,388
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,491
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	5	5,583
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	80	88,848
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	80	90,226
Springfield (City of), MO, Series 2015, Ref. RB	3.38%	08/01/2030	5	5,000
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	185	211,878
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	259,068
				1,173,482
Montana-0.12%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	137,174
Nebraska-0.75%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	690,968
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	149,807
				840,775
Nevada-0.48%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	20	22,000
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	78,660
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	5	5,488
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	82,324
Clark County School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2040	50	50,367
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	55	55,097
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	215	242,295
				536,231
New Jersey-2.41%
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	250	247,723
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	205	219,477
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	541,512
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	22,043
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	15	16,725
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	165	169,999
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	275,588
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,225
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	70	76,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	150	150,467
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	52,926
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	405	425,825
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	95	105,925
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	189,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	$5	$ 5,672
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	117,098
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	75	78,553
				2,706,189
New Mexico-0.29%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	65	73,055
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	110	124,097
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	10	11,295
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	105	118,594
				327,041
New York-25.00%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,745
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	150	158,231
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	40	44,836
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	172,018
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	45	51,056
Metropolitan Transportation Authority, Series 2020 A-1, RB	4.00%	11/15/2040	10	10,019
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	75	78,690
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,896
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	115	117,960
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,525	1,592,449
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	578,400
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	132,586
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	15	16,757
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	210	232,614
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	20	22,099
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	137,672
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,829
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	143,796
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	60	67,615
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	157,487
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	55	61,754
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	210	235,191
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,286
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	10,131
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	15	16,957
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	225,818
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,191
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	279,702
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	406,954
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	30	33,372
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	10	11,109
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	166,288
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	30,696
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	218,736
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	165,413
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,498
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	760	858,107
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	30	33,448
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	556,205
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	511,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	$100	$ 106,785
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	395	445,990
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	44,947
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	25	28,227
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	84,682
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	20	22,582
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	123,452
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	25	28,092
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	60,255
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	10	11,318
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	230	259,690
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,530
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	210	219,435
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	5	5,513
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	50	50,115
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	115	130,398
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	150	170,084
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	150	150,796
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	70	76,056
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	75	85,042
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	150	159,378
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	265,119
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	5	5,433
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	202,372
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	266,465
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	130,398
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	115	130,719
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	369,002
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	20	22,445
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	15	15,363
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	15	15,269
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	50,898
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	5,058
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	10	10,113
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	100	100,386
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	330	370,467
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	215	240,390
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	40	44,724
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	66,230
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	25,292
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	485	527,461
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	500	500,371
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	82,406
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	70	79,105
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	100	112,663
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	67,296
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	260	271,390
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,694
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	20	21,064
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	5	5,650
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	100	112,617
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	15	16,951
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	65	73,495
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	22,601
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	67,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	$135	$ 150,005
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	10	10,264
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	56,397
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	57,516
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	10,387
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	10	11,168
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	71,861
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	231,790
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	111,165
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,453
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	100	103,985
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	30	34,440
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	85	95,282
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	160	179,581
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	175	196,617
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	15	16,808
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	115	120,011
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	15	15,583
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	20	19,797
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	65	72,323
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	275	305,224
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	863,868
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	132,370
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	150	154,534
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	370	379,218
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	102,138
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	20	20,324
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	370	398,426
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	400	393,977
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	138,938
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	20	22,448
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	85	96,201
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	30	33,662
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	255	285,399
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	25	27,758
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	394,278
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	20	22,448
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	505	566,802
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	5	5,612
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	40	41,306
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,897
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,491
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	355	363,829
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	625	610,970
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	35	34,784
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	40	44,363
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	60,795
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	5	5,507
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	20	21,826
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	25	28,005
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	207,235
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	180	178,079
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2030	45	51,051
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	185,464
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	5	5,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	$605	$ 675,553
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	65	72,170
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	180	195,879
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,684
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	247,926
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	373,462
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	90	100,312
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	105	109,365
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	50	51,791
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	30	33,721
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	40	45,083
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	20	22,482
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	315	330,489
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	156,551
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	45	50,248
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	90	97,198
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	220	236,737
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	5	5,620
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	181,159
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	101,162
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	224,805
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	500	494,208
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	130	141,932
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	195	211,861
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	53,947
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	90	97,421
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,904
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	210,304
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	100	112,342
Triborough Bridge & Tunnel Authority, Series 2023, RB	5.00%	11/15/2030	140	158,026
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	531,059
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	100	97,039
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	344,263
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	101,207
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	20	21,648
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	30	32,910
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	20	21,885
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	25	26,912
				28,064,923
North Carolina-1.40%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	10	11,347
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	335,934
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	27,702
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	566,901
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	35	39,278
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	55	61,545
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	262,893
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	114,942
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	10	11,216
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	22,533
Western Carolina University, Series 2020 B, RB	4.00%	04/01/2050	125	122,853
				1,577,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.03%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	$20	$ 22,141
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	10	11,124
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	130	142,093
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	70	75,933
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	200	200,975
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,681
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	50	54,651
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	15	15,352
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	45	49,362
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	20	22,562
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	186,227
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	45,047
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	15	16,863
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	78,505
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	44,687
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	105,283
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	49,575
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	175	198,742
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	140	159,100
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,383
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	5	5,590
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	50	55,295
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	273,597
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	217,934
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	143,026
				2,283,728
Oklahoma-0.05%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	25	26,383
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	9,963
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	15	16,736
				53,082
Oregon-0.95%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	50	53,848
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	16,128
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	260,522
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	16,943
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	20	22,327
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	25	27,794
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	88,683
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	98,977
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	153,315
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	52,085
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	55,482
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	223,160
				1,069,264
Pennsylvania-1.97%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	9,727
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	80	89,970
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	50	54,567
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	140	153,487
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	84,792
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	109,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	$50	$ 55,405
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	265	264,961
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	120	135,205
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	21,134
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	200	209,938
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	57,668
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	50	56,367
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	35	39,627
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	25	28,339
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	42,123
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	246,780
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	72,666
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	326,381
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	37,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	40	44,880
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	75	75,212
				2,215,763
Rhode Island-0.11%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	75	82,589
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	25	27,475
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	10	11,095
				121,159
South Carolina-0.77%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	99,187
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	373,272
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	168,331
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	146,154
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	79,140
				866,084
Tennessee-0.43%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	50	52,651
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	16,162
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	73,705
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	104,760
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	119,817
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	40	44,778
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	65	73,602
				485,475
Texas-7.77%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	55	61,594
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	342,351
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,329
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	281,834
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	155	175,196
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	5	5,652
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,245
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	47,224
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,215
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	190,381
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	29,276
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$25	$ 27,369
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	28,051
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	10	11,128
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	414,717
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	180	185,951
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	15	16,719
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	20,736
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	10	10,331
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	5	5,531
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	130	126,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	195	190,615
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	5	5,635
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,660
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	95	104,444
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	51,039
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	192,992
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	9,671
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	20	22,365
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	15	16,774
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	285	325,626
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	266,275
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,479
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	55,645
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	20	22,582
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	100	98,225
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	15	16,806
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	25	28,257
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	25	25,953
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	165,637
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	75	84,640
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,150
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	220	216,025
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	70	76,795
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	140	157,037
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	25	25,874
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	41,136
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	133,502
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	45	45,010
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	564,268
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	25,345
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	20	22,618
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	137,302
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	107,436
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	50	52,709
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	75	78,705
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	135	130,130
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	160	166,918
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,006
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,226
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	35	39,632
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	$10	$ 10,667
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	83,169
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	286,018
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	30	33,832
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,345
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	128,725
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	231,098
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	63,314
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	90	99,390
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	10	10,983
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	65	71,187
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	140	152,830
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	95	99,991
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	26,549
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	300	316,274
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,576
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	20	22,489
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	20	22,495
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	215,175
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	200	225,584
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	41,756
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	109,093
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	25,801
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,281
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	142,866
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	24,694
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	15	16,919
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	62,215
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	51,442
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,416
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,628
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2038	5	5,018
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	15,020
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,971
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,873
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	49,630
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	25	28,169
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	111,184
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	10	11,237
				8,727,323
Utah-0.39%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	170	192,403
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	120	135,841
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	106,351
				434,595
Virginia-1.46%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	73,120
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	112,161
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	70	78,363
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	150	151,316
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	160,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	$50	$ 55,254
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	112,248
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	82,240
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	165,535
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	70	78,573
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	224,495
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	210	237,969
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	95	107,045
				1,638,450
Washington-4.21%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	113,311
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	137,595
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	254,569
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	109,108
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	10	11,152
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	25	27,408
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	84,156
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	106,825
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	36,743
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	250	283,301
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	50	52,354
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	15	15,609
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	170,443
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	25	27,669
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	170,205
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	40	44,048
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,185
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	161,947
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	220,690
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	55,307
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	165,581
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	305	335,660
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	164,112
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	123,745
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	278,339
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,586
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,513
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	30	33,541
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	208,814
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	113,178
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	56,231
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	113,319
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	95	106,468
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	123,126
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	35	39,362
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	20	22,493
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	84,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	$15	$ 16,052
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	40	42,155
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	104,560
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	41,652
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	272,826
				4,729,285
Wisconsin-0.41%
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	100	112,952
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	230	259,789
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	84,714
				457,455
TOTAL INVESTMENTS IN SECURITIES(b)-98.65% (Cost $110,788,972)				110,757,351
OTHER ASSETS LESS LIABILITIES-1.35%				1,513,126
NET ASSETS-100.00%				$112,270,477

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.53%
Alabama-0.28%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$105	$ 118,718
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGM)(a)	4.00%	09/01/2046	15	14,529
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	70	77,826
				211,073
Alaska-0.05%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	39,899
Arizona-0.75%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	15	17,191
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	128,668
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	50	52,108
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	68,227
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	130,589
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	160,457
				557,240
Arkansas-0.16%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	117,306
California-20.20%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,846
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	5	5,773
California (State of), Series 2015 C, Ref. GO Bonds	3.25%	09/01/2031	60	60,037
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	108,269
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	15	17,076
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	145	163,767
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	20	22,372
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	84,707
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	385,306
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	277,018
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,492
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	70	73,379
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	160,295
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	100	114,595
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	30	34,020
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	50	56,190
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	475	526,897
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	51,186
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	225	248,263
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	302,013
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	120,592
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	310	355,639
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	330	378,584
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	20	22,959
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	243,362
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	10	11,555
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	55	63,446
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,783
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	650,210
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	323,085
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds), Series 2021 B, RB	4.00%	05/01/2046	100	98,187
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	270	306,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	$100	$ 114,334
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	5	5,610
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	80,034
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	30	34,049
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	22,543
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2031	5	5,742
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	103,361
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	5	5,735
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	17,081
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	158,605
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,506
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	101,858
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	54,678
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	60	68,118
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	50,764
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,095
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,988
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	5	5,723
California (State of) Statewide Communities Development Authority (Montage Health), Series 2021 A, Ref. RB	4.00%	06/01/2046	200	196,199
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	53,719
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	69,515
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	54,648
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	15	17,404
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2031	5	5,785
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	27,949
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	10	10,879
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	115,621
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	113,611
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	143,593
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	91,356
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	90	102,347
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	28,347
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	15	16,653
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,939
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	92,631
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	102,480
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	295	333,307
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	5	5,520
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	114,174
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	54,148
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	20	22,394
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	60,317
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	135,558
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	60	67,770
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	85	94,470
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	133,676
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	5	5,812
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2031	75	86,514
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	237,852
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	127,095
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,323
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	113,580
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,550
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	$160	$ 175,845
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,304
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	33,519
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	10	11,128
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	10	11,701
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	90	89,141
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,508
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	220	235,679
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2031	20	23,234
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	65,984
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	162,993
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	5	5,843
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	65,465
Northern California Power Agency, Series 2022, Ref. RB	5.00%	07/01/2031	5	5,802
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	163,044
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	25	28,857
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	20	22,930
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	162,390
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	20	19,760
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	100	94,331
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	216,836
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	65	66,596
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	175,475
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	201,115
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	269,545
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	125	121,633
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	171,512
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	240,284
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,506
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2033	20	21,650
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2034	20	21,588
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	20	23,176
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	45	52,145
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	100	107,520
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	55	58,878
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,691
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,606
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	34,811
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	199,346
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	52,364
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	114,282
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	10	11,444
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	5	5,707
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	5	5,827
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2031	10	11,669
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	159,901
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	60,094
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2046	15	15,021
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,935
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,303
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	15	17,360
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	150	169,819
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	65	65,436
Stockton Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	250	248,639
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	15	16,965
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	45,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	$170	$ 195,859
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	35	39,975
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	50	56,890
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	15	16,972
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	90,148
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	114,943
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	365	398,561
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	100	97,740
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	180,075
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	148,756
				14,976,071
Colorado-1.84%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,340
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,970
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	209,932
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	5	5,220
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	38,567
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	213,845
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	100	113,429
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,130
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	10,193
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,753
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	67,126
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	250	247,585
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	10	11,477
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	181,490
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	106,828
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	86,321
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	35	34,908
				1,366,114
Connecticut-2.65%
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,176
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,615
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	171,054
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	171,533
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	45	50,994
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,579
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	135,077
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	105	108,492
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,143
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	464,254
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	30	33,963
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	56,849
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	181,719
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	40	42,763
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	34,479
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	45	51,836
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	51,836
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	50	57,371
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	100	113,889
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	26,783
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	40	42,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	$80	$ 91,738
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	10	11,364
				1,961,610
Delaware-0.36%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	151,438
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	25	28,649
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	50	57,370
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	28,177
				265,634
District of Columbia-1.77%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	33,510
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	68,917
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,650
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	80	90,022
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	72,969
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	31,413
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	49,201
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	188,835
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	80	90,022
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	60	67,356
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	108,075
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	100,920
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,393
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	20	22,660
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,841
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	354,058
				1,310,842
Florida-3.28%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	189,176
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	17,031
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGM)(a)	5.00%	07/01/2033	45	50,930
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	94,923
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	57,593
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	225	230,465
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	25	27,820
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	195,189
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	34,525
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	73,331
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	90	93,394
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	40	41,334
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	37,746
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	98,462
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	33,415
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	50,825
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	121,157
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,226
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,667
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	80	83,018
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	10	9,965
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	300	293,838
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	137,494
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	15	16,981
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	10	11,233
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	115	128,086
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	85	93,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	$15	$ 16,968
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	180,664
				2,429,274
Georgia-1.43%
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	10	10,627
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	15	15,713
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,421
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	17,293
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	95	108,584
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	130	146,905
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	194,593
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	115,288
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,576
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2043	250	251,074
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2041	25	25,754
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	45	50,597
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	101,299
				1,058,724
Hawaii-0.27%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	30	33,594
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	98,023
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	61,464
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	5	5,686
				198,767
Idaho-0.02%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	15,086
Illinois-6.60%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	162,403
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	25	28,208
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	256,525
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	80	91,472
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	233,387
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	284,825
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,886
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	165,510
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	10	11,134
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	240,998
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	415	456,995
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	76,573
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	30	32,707
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	280	295,809
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	25	25,236
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	20	22,269
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	60	66,806
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	45	50,171
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	35	39,210
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	100	111,638
Illinois (State of) Finance Authority, Series 2020, RB	5.00%	07/01/2034	280	313,632
Illinois (State of) Finance Authority, Series 2020, RB	5.00%	07/01/2036	25	27,840
Illinois (State of) Finance Authority, Series 2020, RB	4.00%	07/01/2037	50	51,618
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	15	16,674
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	197,875
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	49,236
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	40,468
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,171
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	257,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	$15	$ 17,125
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	20,009
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	25	27,794
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	200	222,350
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	540	572,028
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	60	66,997
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	289,768
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	51,169
				4,890,472
Indiana-1.38%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,830
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	40	44,720
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	141,385
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	34,313
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,340
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	210	238,719
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	22,684
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	35	36,747
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	36,501
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	80,218
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,773
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	44,926
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	50	55,747
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	111,199
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	55	57,073
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2039	5	5,081
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2040	15	15,152
				1,025,408
Iowa-0.05%
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2031	30	34,199
Kansas-0.14%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	100	106,374
Louisiana-0.27%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	198,881
Maryland-2.88%
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	163,771
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	90	102,874
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	15	16,846
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	375	430,032
Maryland (State of) (Bidding Group 2), Second Series 2021 A A, GO Bonds	4.00%	08/01/2035	15	15,899
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	119,760
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	10	11,360
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	20	22,677
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	451,903
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,303
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	120	117,631
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,692
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	85	96,039
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	150	148,909
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	171,938
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	$50	$ 57,610
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	99,630
				2,136,760
Massachusetts-3.66%
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	20	23,029
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	10	11,462
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	5	5,617
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	35	39,509
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	170,204
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	383,218
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	155	178,475
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	500	537,980
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	214,585
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	101,803
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	235	251,535
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	279,827
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	65	74,931
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	15	17,312
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	34,386
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	15	17,153
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	139,730
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	137,778
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	50	52,484
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	10,456
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	5	5,103
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2021-23B, RB	5.00%	02/01/2041	5	5,520
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,042
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,701
				2,713,840
Michigan-1.41%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	175,422
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	50	56,522
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	300	312,450
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	261,684
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	62,163
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,749
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	10	11,312
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	52,996
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	107,990
				1,046,288
Minnesota-1.10%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	20	22,566
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2036	120	122,391
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	29,924
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	343,979
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	46,113
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	32,079
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,916
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	55	63,406
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	5	5,758
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	57,575
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	5	5,711
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	35	40,168
				817,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.60%
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	$120	$ 134,857
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	162,816
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	151,093
				448,766
Nevada-0.30%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	10	10,669
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,303
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	125	140,343
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	57,143
				219,458
New Jersey-2.10%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	116,992
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	273,993
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	5	5,641
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	100,163
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	155	174,859
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	25	27,920
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	20	20,649
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	25	25,602
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	56,406
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	56,224
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	30	33,611
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	89,238
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	244,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	140	141,268
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	100	112,821
				1,553,862
New Mexico-0.33%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	17,105
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	228,957
				246,062
New York-20.97%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	28,762
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	25	28,752
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	37,609
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	201,914
Metropolitan Transportation Authority, Series 2015 F, Ref.RB	3.25%	11/15/2031	160	155,364
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	50	57,937
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	27,224
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	184,650
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	74,887
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	326,472
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	57,472
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	5	5,726
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,506
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	40,051
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,932
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	61,723
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	76,594
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	20	21,084
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	90,745
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	15	16,957
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	10,150
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	65	73,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	$35	$ 39,306
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	110	123,709
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	210	234,867
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	252,493
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	265	296,380
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	180	201,315
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	70	79,072
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	195	217,746
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	250	249,933
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	123,041
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,811
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	178,451
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	300,906
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	42,448
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	79,732
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	55	62,921
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	10	11,230
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	15	17,160
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,880
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	5	5,689
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	35	39,910
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,739
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	3.13%	06/15/2031	100	100,252
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	195,521
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	337,644
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	256,309
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,812
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	310,533
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,432
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	25	28,625
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	45,272
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	50	56,590
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	158,205
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	15	17,154
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	80	91,145
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	75	85,036
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,752
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	281,481
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	77,682
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	50	56,527
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	190,834
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	20	20,845
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	203,907
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	373,788
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	161,346
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	20	20,020
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	245,148
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	45	51,134
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	10	11,305
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	191,307
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,598
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	5,168
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	25,648
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	15	17,099
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	114,360
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	101,941
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	$245	$ 258,120
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	235,339
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	41,449
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	40	45,400
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,311
New York (State of) Bridge Authority, Series 2021 A, RB	4.00%	01/01/2046	250	247,490
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2031	215	239,873
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	5	5,798
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	40	45,516
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	155	176,345
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	214,451
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	50	56,291
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	150	167,839
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	161,267
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	185	191,065
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	5	5,136
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	106,055
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	130	130,763
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	20	19,692
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	117,489
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	5	5,689
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	78,950
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2037	130	146,086
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	105	118,315
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2031	435	494,903
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	5	5,054
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	79,946
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	121,770
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	35	40,121
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2035	5	5,715
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	85,136
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,617
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	45,618
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	5	5,685
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	62,075
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	30	28,992
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	15,045
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	694,910
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	41,475
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,447
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	375	370,365
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	15,347
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	14,725
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	50,057
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2031	25	28,770
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2031	100	115,079
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	25	28,770
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	22,418
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	90	101,787
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2031	20	22,793
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	20	22,559
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	25	25,859
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	65	66,812
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	250	248,865
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	55,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	$100	$ 99,111
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	239,765
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	25	27,993
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,125
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	11,071
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	44,051
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	40	42,583
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	50	52,963
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	83,620
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2031	80	91,645
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	05/15/2031	5	5,680
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	564,595
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	35	37,179
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	15	16,048
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	200	227,645
				15,552,861
North Carolina-0.99%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,648
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	115,629
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,601
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	34,169
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,686
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,465
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	20	22,911
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	343,199
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	5,127
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	40	45,741
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,987
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	103,508
				730,671
Ohio-2.71%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	20	22,514
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	102,734
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2037	5	5,103
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	75	86,306
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,872
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	9,308
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	36,625
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	11,054
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	264,517
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	103,686
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	5	5,679
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	120	140,250
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	381,491
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	74,424
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	80	90,447
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	25	28,076
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	55	61,314
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	184,705
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2038	15	16,836
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2039	5	5,212
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2040	35	38,974
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2041	15	15,411
Ohio State University (The), Series 2021, RB	5.00%	12/01/2033	25	28,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2021, RB	5.00%	12/01/2034	$100	$ 113,852
Ohio State University (The), Series 2021, RB	5.00%	12/01/2036	150	169,063
				2,006,071
Oklahoma-0.39%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	105,869
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	186,579
				292,448
Oregon-0.15%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	114,619
Pennsylvania-2.84%
Allegheny (County of), PA Airport Authority, Series 2021 B, RB, (INS - AGM)(a)	4.00%	01/01/2046	15	14,641
Chester (County of), PA Industrial Development Authority (Sustainability Bonds), Series 2021, RB	4.00%	12/01/2046	150	146,589
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	333,754
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	39,181
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	30	34,265
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	250	266,675
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	5	5,740
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	225	251,959
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	54,321
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	134,559
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	101,912
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	101,799
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	133,979
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	156,757
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	20	20,621
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	260	280,826
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2031	25	28,614
				2,106,192
Rhode Island-0.03%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	22,233
South Carolina-1.02%
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	20	20,566
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB	3.50%	12/01/2031	20	19,900
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	105	118,117
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	348,585
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	143,981
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	107,442
				758,591
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	20	22,490
Tennessee-0.58%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	113,342
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	25	27,536
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	53,859
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	161,467
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	32,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	30	33,270
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,748
				427,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-6.55%
Aransas County Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$100	$ 97,843
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	35	37,530
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	5	5,728
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	5	5,703
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,873
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	114,528
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	125,980
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	234,781
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	155	164,201
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	140	143,612
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,795
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	113,768
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	50	55,929
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	67,115
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	17,039
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,784
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	112,631
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	62,766
Forney Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	200	200,693
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	97,231
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	100	96,756
Hitchcock Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	195	190,492
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	110	124,970
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2033	5	5,614
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	83,301
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	150	160,353
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	5	5,531
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	192,725
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	21,932
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,285
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	30	32,304
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	48,056
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	14,678
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	58,287
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	331,192
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	77,213
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	148,510
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	51,053
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	161,293
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	265	283,237
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	125	136,050
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	150	162,561
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,408
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	138,287
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,640
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	100	97,746
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	10	11,392
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	33,625
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	28,533
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	90,541
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	112,921
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	36,565
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,770
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	79,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	$35	$ 39,421
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	5	5,685
				4,854,575
Utah-1.48%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	80	91,801
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	57,273
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	22,521
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	33,489
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	11,104
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	55,221
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	25	27,356
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	5	5,436
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	345,954
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	291,276
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	65	69,809
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	5	5,740
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	79,079
				1,096,059
Virginia-1.36%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	30	34,689
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	176,433
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	5	5,258
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	95	108,083
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	130	147,903
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	149,429
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	180	204,665
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	52,183
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	128,272
				1,006,915
Washington-4.76%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	51,651
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	216,866
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	140	159,412
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	153,918
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	339,607
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	56,882
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	268,462
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	28,492
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	57,048
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	25,857
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	161,158
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	284,091
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	5	5,538
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,458
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	70,722
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	161,790
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	40	41,866
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	50	55,978
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	15	15,766
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	10	11,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	$15	$ 16,847
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	5	5,744
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	55	62,438
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	151,640
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	20	22,588
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	30	33,814
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,214
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	10	11,177
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	278,442
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	25	28,522
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	63,183
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	5	5,704
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	181,795
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,941
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,874
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	390	428,211
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	36,556
				3,531,740
West Virginia-0.13%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	95,947
Wisconsin-0.66%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	165	185,357
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	80	89,870
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	15	17,163
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	75	85,816
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	100	115,152
				493,358
TOTAL INVESTMENTS IN SECURITIES(b)-98.53% (Cost $72,545,110)				73,057,852
OTHER ASSETS LESS LIABILITIES-1.47%				1,091,687
NET ASSETS-100.00%				$74,149,539

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.35%
Alabama-0.51%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	$25	$ 28,152
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	80	89,373
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	157,068
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	112,130
				386,723
Arizona-0.19%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	58,150
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	23,226
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	10	10,273
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,563
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGM)(a)	5.00%	06/01/2053	25	26,408
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,419
				146,039
Arkansas-0.21%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	27,098
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	136,185
				163,283
California-18.29%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,386
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	15	16,872
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	15	16,494
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	290,464
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	79,410
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	100	98,491
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	166,783
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	185	213,499
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	10	11,419
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	45	52,203
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	10	11,516
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	115	131,799
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	35	39,896
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	5	5,614
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	213,055
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	255,766
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	100	114,082
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	595,962
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	5	5,700
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,332
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	100	114,002
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	250	255,378
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	278,250
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	255,638
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	75	83,885
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	360	403,406
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	15	17,420
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	15	17,401
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	29,002
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	232,012
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	249,341
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	5	5,946
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	495,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	5.00%	10/01/2035	$60	$ 70,271
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	80	80,266
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	5	5,829
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	413,962
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	110,951
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	329,993
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	389,948
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	171,208
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	221,952
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	110,822
East Bay Municipal Utility District, Series 2022 A, RB	5.00%	06/01/2038	15	17,345
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	5	5,889
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	112,530
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,775
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	5	5,858
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	44,759
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	125	147,503
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,853
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	139,486
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	27,569
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	20	23,033
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	45,936
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	5	5,721
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	11,394
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	11,145
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	60,409
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	272,122
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	20	22,959
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,551
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	45	51,153
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	45	50,340
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,273
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	55,656
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	33,280
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	57,397
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	174,731
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	38,647
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	218,744
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,900
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2032	45	52,656
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	75,285
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	25	29,127
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	10	11,618
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	44,291
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	65	75,782
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	10	11,633
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	5	5,803
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	20	23,114
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	10,316
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	45	45,296
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	15	17,806
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	$10	$ 11,671
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	165,950
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	102,289
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	116,787
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	114,552
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	56,915
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	245	276,695
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,480
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	27,978
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	217,349
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	140	153,129
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,941
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	178,100
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	41,622
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	22,102
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	219,590
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,875
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	75	83,590
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,774
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	200	203,181
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	28,185
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,800
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2032	20	19,727
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	114,924
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	70,869
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	35	40,695
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	295,652
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	217,531
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	102,883
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	300	296,527
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	78,427
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	50	55,445
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	250,801
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	47,038
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	66,371
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	22,382
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	168,011
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	5	5,478
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	11,018
University of California, Series 2022 BK, RB	5.00%	05/15/2032	10	11,664
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	272,396
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	167,665
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	171,156
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	145,797
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	80	93,310
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	139,965
Ventura Unified School District, Series 2023 A, GO Bonds	5.00%	08/01/2046	10	11,096
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	185,016
				13,937,854
Colorado-2.92%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	213,795
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	140	168,852
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	70	84,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	$100	$ 119,548
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	278,593
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	75	86,124
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	96,747
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	276,450
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,891
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	110,175
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	20	23,181
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	272,252
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,493
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,604
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	110,177
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	100	109,097
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	98,188
Pueblo (City of), CO, Series 2022, COP	4.50%	07/01/2046	150	151,187
				2,226,539
Connecticut-1.03%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	15	14,619
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	60	59,009
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	187,864
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	75	79,447
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,483
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	10	11,440
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	20	22,372
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	10	11,655
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	52,253
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	55	63,419
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	5	5,775
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	89,646
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	34,559
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	51,211
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	55	61,855
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	22,285
				784,892
Delaware-0.04%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	10	11,639
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	15	17,498
				29,137
District of Columbia-1.45%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	289,986
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	25	28,884
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	166,990
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	67,542
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	20	22,399
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,887
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	155,357
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	174,336
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	5	5,746
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	135	146,862
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	20	22,707
				1,108,696
Florida-3.72%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	70,631
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	54,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	$85	$ 89,760
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	265,583
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	161,979
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	98,163
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	52,313
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	58,227
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	107,921
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,229
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	107,421
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	99,494
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	115,116
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	108,150
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	32,957
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	195	211,270
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	15	16,157
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	182,576
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	45,895
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	5	5,790
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	57,285
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	5	5,714
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,553
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	35	38,488
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	105,908
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	268,689
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	109,035
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	109,979
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	200	214,758
				2,835,140
Georgia-2.68%
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	58,174
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2036	155	178,624
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	22,253
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	104,940
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	34,258
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	39,789
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	54,281
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	20	23,305
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	46,292
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	23,062
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	74,561
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	119,499
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,993
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	78,881
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,218
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,629
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	30	34,812
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	30	35,052
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	160,822
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	58,420
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	75,945
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	55	61,569
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	72,273
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,613
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	70	76,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	$300	$ 329,969
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	190	220,708
				2,040,134
Hawaii-0.10%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	48,516
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	24,968
				73,484
Idaho-0.05%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	35	37,993
Illinois-5.91%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	135,526
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	150	162,902
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	205	234,205
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	80	90,291
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	112,863
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2036	45	50,181
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	49,732
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	76,630
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	164,650
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	44,629
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	35	38,926
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	66,453
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	165	183,303
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	150	167,007
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	82,257
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	39,088
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,490
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	252,922
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	110,436
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	5	5,501
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	219,621
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,256
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	30	33,445
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	5	5,554
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	298,507
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	10	11,239
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	10,991
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	38,281
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	250	266,070
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	175	184,952
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	34,605
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	275	290,570
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	254,889
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	586,680
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	186,178
				4,505,830
Indiana-0.91%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,834
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	34,437
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	15	17,172
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	15	17,097
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	17,079
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,560
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	136,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	$85	$ 89,208
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	196,838
IPS Multi-School Building Corp., Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	22,225
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	148,152
				694,641
Iowa-0.11%
Iowa (State of) Finance Authority, Series 2022, Ref. RB	5.00%	08/01/2047	75	81,552
Kansas-0.03%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	25	26,954
Kentucky-0.41%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	124,826
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	105,048
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	82,283
				312,157
Louisiana-0.22%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	5	5,177
Louisiana (State of), Series 2023, RB	5.00%	09/01/2032	35	40,602
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	39,489
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	35	37,944
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	42,872
				166,084
Maryland-1.16%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	81,550
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	20	23,068
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	57,394
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	5	5,721
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	75	87,417
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	29,057
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	20	22,962
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	256,775
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	46,310
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	180	174,491
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	9,870
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	85,631
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,736
				885,982
Massachusetts-3.47%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	23,631
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	11,489
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	55	65,446
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	26,798
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	50	57,943
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	25	28,867
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,389
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	100	112,763
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	283,351
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	243,072
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	363,635
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	98,385
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	464,832
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	150	175,221
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	100	108,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	$35	$ 39,372
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	215	244,353
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2022, RB	5.00%	11/15/2032	60	70,802
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	130	144,104
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	10	11,327
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	36,084
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,912
				2,643,147
Michigan-1.26%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	51,244
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	150	166,169
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,080
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	28,573
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	40,766
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	16,167
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	162,414
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	25	27,935
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	10	11,112
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	272,498
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	44,179
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	112,611
				963,748
Minnesota-0.79%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,587
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	91,571
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	58,291
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	171,226
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,768
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	51,932
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	161,225
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,740
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	10	11,358
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	15	16,948
				601,646
Mississippi-0.31%
University of Mississippi Educational Building Corp., Series 2022, RB	4.50%	10/01/2052	235	237,470
Missouri-0.68%
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	109,505
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	30	34,088
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	68,871
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	115,899
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	100	103,198
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	5	5,531
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	81,634
				518,726
Montana-0.36%
Montana State Board of Regents, Series 2022, RB, (INS - AGM)(a)	5.25%	11/15/2052	250	272,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.55%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	$65	$ 63,903
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	275	300,238
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	57,470
				421,611
Nevada-0.36%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	15	16,985
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	10	10,190
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,512
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,336
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	207,657
				274,680
New Jersey-2.83%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	88,607
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	538,851
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	55,340
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	28,057
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,362
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	139,717
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	5	5,838
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	11,229
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	466,001
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	250	250,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	249,362
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	24,708
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	20	22,780
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	25	27,893
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	11,310
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,309
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	27,924
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	65	73,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	30	33,113
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	30	32,775
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	25	26,719
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	5	5,118
				2,153,540
New Mexico-0.26%
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	92,673
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	104,258
				196,931
New York-20.27%
Hudson Yards Infrastructure Corp., Series 2021, Ref. RB	5.00%	02/15/2034	30	34,541
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	50,872
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	35	37,684
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	30	28,342
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,255
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	21,911
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	216,570
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	15	16,160
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	187,905
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	165,017
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	22,556
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	15	16,917
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,663
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	80	91,633
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	10	11,423
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	$20	$ 22,646
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	65	73,411
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	50	56,112
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	55	61,460
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	336,967
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	230,544
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	24,639
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	5	5,775
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	5	5,775
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	288,753
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	20	23,100
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	20	23,100
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	15	17,238
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,787
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,715
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	10	11,301
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	91,362
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	10	11,376
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	40	45,144
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,729
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	150	167,858
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	27,856
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	300	329,830
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	109,394
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	25	28,522
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	20	22,756
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	70	77,636
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,828
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	145,477
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	545,423
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,172
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	229,221
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	147,033
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	25	28,963
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	130,957
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,728
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	28,070
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	164,808
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	5	5,801
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,729
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	33,365
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,634
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	60,689
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	81,685
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	463,154
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,357
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	15	17,224
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,458
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	84,895
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	84,245
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,326
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	45,970
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	252,080
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	15	15,017
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	441,099
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	25	26,928
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	230,947
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	22,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	$140	$ 149,065
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	17,132
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	419,809
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	62,273
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	319,361
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,633
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	63,024
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	413,373
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2032	290	334,059
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2034	20	22,885
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2036	15	16,944
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	95	98,533
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	10	11,493
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2040	5	5,057
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	230,386
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	10	10,570
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	5	5,637
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	61,940
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	30	30,929
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	749,790
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	602,040
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	15	16,560
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	264,944
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,412
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	28,837
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	3.50%	01/01/2032	30	30,014
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	166,604
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	30	34,236
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	16,916
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	135	145,313
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	69,875
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	10	11,516
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	144,982
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	5	5,543
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	35	38,211
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	304,681
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	465	502,811
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	142,830
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2032	20	23,323
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	85	92,534
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	173,120
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	20	23,021
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	115	133,632
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	91,747
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	111,375
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	171,568
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,896
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	25	27,578
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	155,995
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	60,950
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	15	16,687
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	103,676
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	272,508
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.50%	05/15/2052	35	35,725
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	35	39,416
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	450	518,652
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	44,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	$110	$ 119,964
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	180,216
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	250,756
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	262,303
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	55	59,566
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	379,149
				15,445,158
North Carolina-0.83%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	52,543
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	22,095
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	150	149,678
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	46,465
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	97,982
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	15	17,116
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	134,666
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,773
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	93,262
				636,580
Ohio-0.71%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	15	14,569
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	10	11,664
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	165	192,671
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	35	40,601
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,702
Ohio (State of) Water Development Authority, Series 2022 A, RB	5.00%	12/01/2041	30	33,684
Ohio State University (The), Series 2021, RB	5.00%	12/01/2032	20	22,985
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	217,400
				539,276
Oklahoma-0.80%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	111,596
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	218,961
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	275,818
				606,375
Oregon-0.32%
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	122,487
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	30	29,642
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	93,106
				245,235
Pennsylvania-3.58%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	57,833
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	211,948
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	50	49,907
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	169,462
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	53,600
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,394
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	42,159
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	146,210
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	80,388
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	174,009
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	406,022
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,613
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	110	125,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	$5	$ 5,644
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	20	22,014
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	10,676
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	184,682
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	16,222
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	38,438
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,320
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	10	10,937
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	68,913
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	158,445
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	185,486
Ridley School District, Series 2024 A, RB, (INS - AGM)(a)	5.00%	11/15/2050	150	159,056
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	112,898
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	168,394
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,883
				2,727,039
Puerto Rico-0.13%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(Acquired 09/22/2023; Cost $94,641)(a)(b)	5.25%	07/01/2032	100	98,834
Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	16,753
South Carolina-0.59%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	109,016
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	16,219
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	25	28,152
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	156,403
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	10	11,235
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	4,927
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	50,000
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	76,119
				452,071
Tennessee-0.74%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	159,753
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,343
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	80	90,563
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	15,426
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	5	5,053
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	272,256
				564,394
Texas-10.64%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	21,652
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	71,945
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	64,696
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,542
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	222,076
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	177,592
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	55	63,810
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	210,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	$100	$ 97,535
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,872
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	15	16,106
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	112,094
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	85,430
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,352
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	28,273
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	28,490
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	22,628
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	5	5,597
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	22,303
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	22,255
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	16,064
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	85,651
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	44,509
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	70,655
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	10	11,384
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	109,411
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	88,079
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	124,772
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	107,648
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	98,467
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	395	388,779
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	101,204
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	106,764
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	202,627
Harris (County of), TX Flood Control District, Series 2022 A, GO Bonds	4.25%	10/01/2047	50	50,540
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	25	26,694
Houston (City of), TX, Series 2002 A, Ref. RB(c)	5.75%	12/01/2032	35	42,918
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	118,657
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	101,925
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	111,712
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	97,824
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	278,304
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	45,754
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	45	51,107
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	22,188
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	156,536
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	106,645
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	53,790
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	99,137
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	30	33,999
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	22,029
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	225,296
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,389
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	25	27,925
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	50	58,150
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	$25	$ 27,797
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	115,842
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	200	212,984
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	75	80,240
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	113,263
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	74,559
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	166,369
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	15	17,081
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	22,681
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	38,970
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	108,449
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	107,646
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,405
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(a)	5.00%	10/01/2032	215	215,166
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	205	200,578
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	107,821
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,856
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	107,927
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	108,780
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	20	22,683
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	15	16,967
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	78,790
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	55,600
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	10	11,094
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	90	101,428
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	43,956
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	40	45,933
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	45,735
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	38,104
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,383
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	182,416
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	107,214
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	250	263,843
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	43,432
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	105	119,118
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	29,236
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	79,489
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	45,106
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	59,788
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	146,080
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	40	44,136
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	62,530
				8,111,373
Utah-1.38%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	153,645
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	116,071
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	30	33,423
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	143,055
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	16,754
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	20	23,177
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	40,265
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	159,257
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	106,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	$135	$ 149,807
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	107,738
				1,049,508
Virginia-2.07%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	163,579
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	15	16,263
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	251,613
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	81,687
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	162,217
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	171,482
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	60	68,448
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	20	22,711
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,410
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	20	21,982
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	172,954
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	17,100
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	25	29,126
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	10	11,497
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	70	80,259
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	50	56,992
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	50	56,764
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	108,404
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	35	40,532
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,315
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	15	15,849
				1,577,184
Washington-4.12%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	57,245
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	50,889
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	107,505
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	17,353
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	336,231
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5	5,636
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	15	16,289
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	51,454
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	34,377
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,765
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	352,665
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	16,716
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	50	56,282
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,318
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	20	21,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	$15	$ 16,104
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	23,042
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	23,074
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,674
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	5	5,647
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	5	5,299
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	100	116,194
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	133,623
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	35	40,345
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	5	5,745
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	121,220
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	79,131
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,573
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	227,624
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	138,247
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	330,582
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	114,501
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	10	11,419
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	96,399
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	107,314
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	5	5,631
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	44,165
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	10	10,687
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	46,478
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	40	43,933
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	27,378
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	65,318
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,541
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	27,233
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	113,794
				3,137,378
Wisconsin-1.34%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	35	40,591
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	114,474
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	22,798
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	15	16,892
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	5	5,604
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	121,773
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	260	303,581
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	15	15,385
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	380,944
				1,022,042
TOTAL INVESTMENTS IN SECURITIES(d)-98.35% (Cost $73,896,658)				74,956,631
OTHER ASSETS LESS LIABILITIES-1.65%				1,254,898
NET ASSETS-100.00%				$76,211,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2024
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Restricted security. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
Alabama-2.74%
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	$75	$ 82,547
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	654,192
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,566
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	245	268,956
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	332,302
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	16,393
				1,359,956
Arizona-1.27%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,613
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	81,997
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	5	5,790
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,735
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	40	44,829
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	180,166
University of Arizona Board of Regents, Series 2023 A, RB	5.50%	07/01/2048	250	283,915
				631,045
California-16.85%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	66,197
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	145,630
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	5	4,940
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	150	164,759
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	110,479
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	49,911
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	277,563
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	159,765
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,776
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	250	288,723
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	5	5,768
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	5	5,753
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	74,053
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	668,503
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	17,049
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	5	5,743
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	315	354,667
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5	5,625
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	30	35,168
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,407
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	426,757
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	20	23,940
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	5	5,892
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	40	47,695
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2033	15	17,558
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2036	5	5,767
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2038	30	34,505
California (State of) Public Works Board, Series 2023 D, RB	4.50%	11/01/2043	10	10,523
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2044	15	16,817
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2035	45	52,216
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	24,639
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	113,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	$5	$ 4,966
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	25	24,700
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	251,732
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2042	10	11,485
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2054	20	22,221
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	101,053
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	38,832
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	419,625
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	110,878
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	15	17,541
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	23,483
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	27,937
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	136,774
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,666
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,643
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	55	62,076
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	191,189
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	23,881
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2033	35	41,161
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	52,345
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	20	23,137
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	5	5,750
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	5	5,698
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	35	39,705
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	10	11,297
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	203,855
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2035	40	46,505
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2038	10	11,453
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,747
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	156,376
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	57,007
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	150	168,817
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	120,552
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	60	67,181
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	38,880
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	47,502
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,877
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	56,955
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	5	4,940
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	76,270
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,700
San Diego Community College District, Series 2024, GO Bonds	4.00%	08/01/2043	10	10,380
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	10	11,150
San Diego Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	25	27,658
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	61,829
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	65	73,148
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2036	105	123,978
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2038	100	117,016
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	25	26,290
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	56,726
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	20	22,663
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	129,226
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	10	11,855
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	$150	$ 177,218
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2039	25	28,945
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	160	178,405
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	85	95,771
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	63,830
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	17,724
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	64,035
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	35	40,659
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	295,497
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	341,895
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	30	34,067
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	115	129,982
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	10	11,816
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	219,527
				8,359,458
Colorado-0.87%
Boulder Valley School District No. Re-2 Boulder, Series 2023, GO Bonds	4.13%	12/01/2046	150	151,431
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	221,449
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	17,397
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	40	38,797
				429,074
Connecticut-0.27%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	34,387
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	35	37,314
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,824
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	5	5,800
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	20	23,122
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	10	11,425
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	17,007
				134,879
Delaware-0.28%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,827
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	99,866
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,534
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	11,593
				140,820
District of Columbia-1.94%
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	55	64,027
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	45	51,524
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	131,798
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	27,886
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	10	11,477
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	20	22,600
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,749
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	289,385
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2042	20	22,218
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2043	5	5,520
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	33,327
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	229,652
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	20	21,938
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	34,461
				962,562
Florida-3.45%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	54,307
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	191,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	$40	$ 44,823
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,886
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	10	11,763
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	23,539
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	150	170,682
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	70	78,974
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,654
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	164,048
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	110,597
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	19,494
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	168,707
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	169,867
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	17,151
Miami (City of) & Dade (County of), FL School Board, Series 2016 C, Ref. COP	3.25%	02/01/2033	100	98,555
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,502
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,773
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	90,449
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	10	11,004
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	108,937
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	100	100,210
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	34,337
				1,709,099
Georgia-1.09%
Atlanta (City of), GA, Series 2023, RB	5.00%	07/01/2044	5	5,523
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	100	108,038
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	29,612
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	351,191
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	46,195
				540,559
Hawaii-0.23%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,008
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	74,737
Honolulu (City & County of), HI, Series 2023, RB	5.25%	07/01/2053	15	16,696
				115,441
Idaho-0.61%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	22,448
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	278,786
				301,234
Illinois-3.85%
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	145	165,421
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	181,785
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	95	108,888
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	150	168,286
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	533,173
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	60	67,195
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	46,622
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	230,381
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	180	201,187
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	150	167,719
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	25	28,508
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	10	11,305
				1,910,470
Indiana-1.22%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	10	11,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	$5	$ 5,753
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	55	64,026
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	27,706
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	110,334
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	10	10,728
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	103,475
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	214,680
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	50	55,695
				603,913
Iowa-0.57%
Iowa (State of) Finance Authority, Series 2023, RB	5.25%	08/01/2048	100	111,631
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2035	145	169,351
				280,982
Kentucky-0.67%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGM)(a)	4.50%	10/01/2053	150	154,340
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	175,519
				329,859
Louisiana-1.19%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	278,073
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	90	85,368
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	5	5,811
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	221,634
				590,886
Maryland-1.27%
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	52,569
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	25	22,525
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	163,919
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	114,328
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	24,556
Washington (State of) Suburban Sanitary Commission, Series 2023, RB	4.00%	06/01/2047	250	250,574
				628,471
Massachusetts-4.73%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	110,659
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	25	24,460
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	35	40,665
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,825
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	10	11,682
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	5	5,807
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	17,046
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	185	206,642
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	766,061
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	37,983
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	23,240
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,921
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	5	5,807
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	17,265
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	20	22,604
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	39,094
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	10	10,982
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	10	11,465
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2053	200	218,113
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	22,533
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	16,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	$30	$ 33,485
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	9,694
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Subseries 2023 A-1, RB	5.25%	07/01/2053	325	359,438
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	215	236,069
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	10	10,918
Massachusetts (Commonwealth of) Water Resources Authority, Series 2023 B, Ref. RB	5.25%	08/01/2048	50	56,179
				2,348,439
Michigan-1.70%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	107,227
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	124,723
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	5	5,793
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	114,033
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	56,034
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	279,913
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	125,289
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	15	14,473
Michigan Technological University, Series 2023 C, RB, (INS - AGM)(a)	5.25%	10/01/2053	15	16,553
				844,038
Minnesota-0.64%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	200	224,299
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	80	93,152
				317,451
Missouri-0.93%
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 1998 A, Ref. RB	2.90%	09/01/2033	5	4,578
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	105	121,626
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGM)(a)	3.25%	12/15/2033	345	336,767
				462,971
Nebraska-0.47%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	72,008
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	162,770
				234,778
Nevada-0.51%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	30	29,555
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	28,220
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	11,223
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	10	9,979
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,387
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	55	53,062
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	57,073
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	45,389
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	11,194
				251,082
New Jersey-4.02%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	219,435
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	5,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	25	28,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	314,172
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	45,808
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	135	153,598
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	$90	$ 101,569
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	16,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	10	11,091
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	10	11,483
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	40	45,825
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	15	17,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	10	11,351
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	25	28,233
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	167,136
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	38,773
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	126,016
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	205	221,741
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	15	16,629
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	350	384,603
				1,992,969
New York-18.35%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	61,984
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	27,720
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	150	164,861
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,951
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	50	47,488
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	60	65,431
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	65	62,627
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	28,337
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,979
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	200	225,586
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	54,797
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	85,882
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,008
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	60,075
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,592
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	150,391
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	32,385
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	576,550
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	5	5,694
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	85	95,223
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	281,686
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	111,464
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	500	548,326
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	10	11,174
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	250	277,838
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	20	23,430
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	60	68,896
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	276,556
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	80	89,610
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	20	23,063
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	34,703
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	10	11,283
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	121,227
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	200	218,793
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	40	43,195
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	309,879
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	34,957
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	125	142,875
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	10	11,333
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	5	5,641
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	15	16,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	$80	$ 90,027
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,578
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	140	154,853
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,792
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	15	17,020
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	11,356
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	555,826
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	149,760
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	104,489
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	28,643
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	100	113,470
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	23,455
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	90	103,357
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	470	402,789
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	15	17,986
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	10	11,657
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	62,825
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	30	34,047
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	10	11,591
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	45	51,913
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	60	68,833
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	5	5,705
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	33,651
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,580
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	218,866
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023, RB	5.00%	07/01/2048	130	140,839
New York (State of) Dormitory Authority (Sustainability Bonds), Series 2023, RB	5.00%	07/01/2053	55	59,166
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2038	15	17,413
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	180	199,644
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2053	10	10,948
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	250	269,323
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,996
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	85	92,613
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	381,482
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2041	10	11,243
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2037	105	121,024
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2038	15	17,179
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.25%	11/15/2039	10	11,617
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.25%	11/15/2040	155	178,881
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2041	40	45,013
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2043	5	5,566
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	4.00%	11/15/2033	10	10,765
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	54,518
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	40	40,254
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2043	45	50,070
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	70	76,413
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	28,495
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	4.00%	11/15/2035	25	26,465
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	15	17,364
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	25	28,771
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	218,311
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,511
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.75%	11/01/2048	200	227,353
				9,102,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.62%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	$250	$ 277,084
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	15	14,567
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	17,353
				309,004
Ohio-1.82%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	85	81,783
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	35	33,527
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	5	5,797
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	5	5,773
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	23,655
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	20	23,414
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	33,949
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023), Series 2023, RB	5.00%	10/01/2048	30	32,609
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023), Series 2023, RB	5.25%	10/01/2053	5	5,502
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	5	5,822
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	64,067
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2037	355	409,982
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2039	15	17,099
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2041	5	5,640
Ohio State University (The), Series 2023, RB	5.00%	12/01/2034	5	5,865
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	148,611
				903,095
Oklahoma-0.05%
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	5	5,619
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	15	16,691
				22,310
Oregon-1.25%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,421
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	15	17,179
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	115	131,243
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	23,042
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	65	73,202
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	50	55,730
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	10	11,512
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	40	45,284
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	65	73,234
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,276
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	5	5,576
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	40,645
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	109,725
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	5	5,768
				620,837
Pennsylvania-2.39%
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	330	325,826
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	74,507
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	25	25,164
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	46,203
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	10	11,418
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	565,841
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	11,176
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	30	34,862
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2040	15	16,990
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	09/01/2048	$25	$ 26,981
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	24,332
				1,186,109
Rhode Island-0.29%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	45	52,263
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	92,533
				144,796
South Carolina-0.52%
Inman Campobello Water District, Series 2023, RB, (INS - BAM)(a)	4.38%	06/01/2053	250	256,223
Tennessee-0.93%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	65	72,804
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	163,062
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	72,446
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	5	5,698
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	10	10,879
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	10	10,833
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	50	58,018
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	46,205
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,939
				462,884
Texas-14.47%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	20	20,661
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	52,558
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	58,178
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,731
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	74,248
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	16,222
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	43,646
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	22,105
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	110,944
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	55,259
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	109,016
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	15	16,236
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	65,364
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,742
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	27,273
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,911
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	11,065
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,714
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	216,184
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	57,033
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	146,752
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,450
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,623
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	67,205
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	5	5,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	$15	$ 16,697
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,997
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	22,214
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,833
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	60	69,233
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	45,805
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	167,869
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	158,266
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,985
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,407
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	27,309
Fort Worth (City of), TX, Series 2024, GO Bonds	4.13%	03/01/2044	100	99,321
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,248
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	83,897
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,134
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	248,834
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	54,291
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	10	11,734
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,846
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	50	57,766
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	105	117,038
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,001
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	43,425
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	63,678
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,119
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	11,074
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	500	539,893
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,495
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	183,950
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	25	28,440
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	50,829
Liberty Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	220	212,727
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	20	22,692
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	165,192
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	15	16,477
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2054	10	10,970
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,700
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	45,039
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	30	30,857
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	100	108,391
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	108,291
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	115	124,179
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	43,943
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	95	107,709
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,641
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	113,511
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	97,396
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	110,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	$50	$ 48,431
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	107,750
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	62,712
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,649
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,621
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	22,607
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,845
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,498
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	122,728
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	108,789
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	161,856
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	100	98,587
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	5	4,592
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	130	150,415
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	10	11,395
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	5	5,620
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	28,928
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	90	103,138
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	32,539
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	80,413
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	234,793
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,766
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,563
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	146,532
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGM)(a)	4.75%	01/10/2054	150	155,397
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	209,706
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	150	152,127
				7,175,640
Utah-0.28%
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	139,942
Virginia-1.10%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	25	29,104
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	10	10,215
Isle Wight (County of) VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	70	73,813
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	25	28,235
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	190	214,376
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	45	50,239
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	111,857
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	25	27,336
				545,175
Washington-3.58%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	15	17,326
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	60	69,224
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	100	115,076
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	30	34,350
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	105	119,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	$10	$ 11,561
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,520
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,844
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	80,654
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	5	5,690
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,774
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	34,612
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	91,994
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	55	62,929
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,915
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	23,127
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	20	22,851
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,764
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	15	17,238
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,682
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	10	11,395
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	62,152
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	130	145,622
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	30	33,446
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,400
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	20	22,521
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	38,940
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	188,240
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	215,136
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	16,506
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	5	5,467
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,961
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	95	109,336
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	20	22,897
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	56,793
				1,775,328
West Virginia-0.35%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	40	43,129
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	135	132,902
				176,031
Wisconsin-0.63%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	50	57,769
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	144,968
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	95	108,496
				311,233
TOTAL INVESTMENTS IN SECURITIES(b)-98.00% (Cost $48,368,442)				48,611,612
OTHER ASSETS LESS LIABILITIES-2.00%				994,348
NET ASSETS-100.00%				$49,605,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2024
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities
August 31, 2024
	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Assets:
Unaffiliated investments in securities, at value(a)	$2,848,429,348	$4,017,878,242	$3,674,844,523	$2,125,693,439
Affiliated investments in securities, at value	25,036,641	246,631,436	367,845,595	418,000,894
Cash	-	-	4,680	3,189
Deposits with brokers:
Cash segregated as collateral	9,973,643	73,632	153,718	-
Receivable for:
Dividends and interest	23,527,418	38,602,758	33,307,086	21,903,598
Securities lending	4,817	21,608	37,811	33,438
Investments sold	29,319,177	-	10,080,700	-
Fund shares sold	-	18,602,234	5,982,600	155,193
Total assets	2,936,291,044	4,321,809,910	4,092,256,713	2,565,789,751
Liabilities:
Due to custodian	46,841,661	8,184	-	-
Payable for:
Investments purchased	-	18,634,946	15,616,109	155,193
Collateral upon return of securities loaned	25,034,990	228,382,478	364,017,900	417,205,444
Collateral upon receipt of securities in-kind	9,973,643	73,632	153,718	-
Fund shares repurchased	9,502,412	-	-	-
Accrued unitary management fees	245,342	340,448	306,412	175,643
Accrued tax expenses	650	650	650	650
Other payables	139,659	-	-	-
Total liabilities	91,738,357	247,440,338	380,094,789	417,536,930
Net Assets	$2,844,552,687	$4,074,369,572	$3,712,161,924	$2,148,252,821
Net assets consist of:
Shares of beneficial interest	$2,852,707,689	$4,097,446,601	$3,727,782,132	$2,144,571,850
Distributable earnings (loss)	(8,155,002)	(23,077,029)	(15,620,208)	3,680,971
Net Assets	$2,844,552,687	$4,074,369,572	$3,712,161,924	$2,148,252,821
Shares outstanding (unlimited amount authorized, $0.01 par value)	134,700,000	197,850,000	190,800,000	109,650,000
Net asset value	$21.12	$20.59	$19.46	$19.59
Market price	$21.12	$20.60	$19.48	$19.61
Unaffiliated investments in securities, at cost	$2,850,889,019	$4,036,286,679	$3,685,358,059	$2,121,287,456
Affiliated investments in securities, at cost	$25,034,990	$246,619,747	$367,828,575	$417,978,180
(a)Includes securities on loan with an aggregate value of:	$24,167,695	$220,755,218	$351,353,640	$402,804,540
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)

$1,869,789,269	$1,160,983,484	$907,026,666	$577,030,479	$557,812,800	$336,138,619	$15,218,225
417,861,151	198,911,030	107,339,706	12,778,748	19,971,708	28,014,180	1,015,064
700	29,242	-	10,700	2,096	1,255	-

164,829	-	299,891	-	-	-	-

21,594,235	13,782,388	8,102,809	5,429,232	6,750,386	4,559,154	212,285
29,834	18,488	13,138	1,913	3,849	14,374	722
-	-	1,588,766	-	-	-	-
9,337,108	5,626,676	15,376,467	7,438,060	3,101,292	82,423	-
2,318,777,126	1,379,351,308	1,039,747,443	602,689,132	587,642,131	368,810,005	16,446,296

-	-	314	-	-	-	-

9,346,158	5,624,272	16,868,402	7,361,561	3,179,754	82,423	-
417,765,036	198,510,690	106,887,057	12,732,377	19,918,628	27,238,943	867,002
164,829	-	299,891	-	-	-	-
-	-	-	-	-	-	-
154,246	95,028	71,140	47,259	45,865	27,450	846
650	650	-	-	-	-	-
-	-	-	-	-	-	-
427,430,919	204,230,640	124,126,804	20,141,197	23,144,247	27,348,816	867,848
$1,891,346,207	$1,175,120,668	$915,620,639	$582,547,935	$564,497,884	$341,461,189	$15,578,448

$1,876,750,404	$1,163,446,609	$901,351,448	$570,304,816	$547,602,080	$333,954,406	$15,376,375
14,595,803	11,674,059	14,269,191	12,243,119	16,895,804	7,506,783	202,073
$1,891,346,207	$1,175,120,668	$915,620,639	$582,547,935	$564,497,884	$341,461,189	$15,578,448
92,700,001	63,000,001	54,600,001	35,400,001	27,300,001	16,050,001	750,001
$20.40	$18.65	$16.77	$16.46	$20.68	$21.27	$20.77
$20.43	$18.68	$16.79	$16.48	$20.71	$21.31	$20.83
$1,853,446,296	$1,148,974,238	$892,164,650	$564,625,098	$540,910,166	$328,759,585	$15,018,494
$417,839,208	$198,901,294	$107,333,859	$12,778,217	$19,970,937	$28,013,454	$1,015,047
$402,938,224	$191,458,275	$101,729,539	$12,329,852	$19,125,649	$26,260,853	$832,640

Statements of Assets and Liabilities—(continued)
August 31, 2024
	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Assets:
Unaffiliated investments in securities, at value(a)	$541,485,302	$955,331,258	$621,826,077	$283,303,880
Affiliated investments in securities, at value	2,141,123	146,778,526	151,796,017	72,210,715
Cash	-	1,873,865	-	-
Deposits with brokers:
Cash segregated as collateral	-	106,915	53,132	-
Receivable for:
Dividends and interest	2,140,819	18,005,183	10,410,486	4,652,640
Securities lending	802	11,471	36,359	13,524
Investments sold	-	8,965,179	-	1,173,315
Fund shares sold	-	11,624,229	11,709,125	11,759,782
Other assets	-	-	-	-
Total assets	545,768,046	1,142,696,626	795,831,196	373,113,856
Liabilities:
Due to custodian	10,767	-	2,544	79,992
Payable for:
Investments purchased	-	21,556,391	11,649,326	14,454,324
Collateral upon return of securities loaned	2,141,041	95,035,751	142,585,668	70,976,927
Collateral upon receipt of securities in-kind	-	106,914	53,132	-
Accrued unitary management fees	203,557	350,742	214,294	89,027
Accrued tax expenses	650	650	650	-
Total liabilities	2,356,015	117,050,448	154,505,614	85,600,270
Net Assets	$543,412,031	$1,025,646,178	$641,325,582	$287,513,586
Net assets consist of:
Shares of beneficial interest	$580,617,147	$1,033,066,623	$649,306,830	$287,328,922
Distributable earnings (loss)	(37,205,116)	(7,420,445)	(7,981,248)	184,664
Net Assets	$543,412,031	$1,025,646,178	$641,325,582	$287,513,586
Shares outstanding (unlimited amount authorized, $0.01 par value)	23,900,000	44,500,000	27,500,001	12,800,001
Net asset value	$22.74	$23.05	$23.32	$22.46
Market price	$22.72	$23.06	$23.32	$22.48
Unaffiliated investments in securities, at cost	$543,430,093	$951,818,720	$617,451,230	$279,327,498
Affiliated investments in securities, at cost	$2,141,041	$146,774,850	$151,787,339	$72,206,514
(a)Includes securities on loan with an aggregate value of:	$2,052,039	$91,451,253	$136,921,756	$68,268,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

$259,019,070	$100,714,124	$58,957,789	$28,847,057	$5,053,714	$165,799,412	$223,378,304
37,209,463	6,810,076	3,583,308	62,297	82,273	-	-
22,608	1,088	-	-	-	21,574,211	1,745,415

177,383	-	-	-	-	-	-

4,521,339	1,736,132	953,100	448,149	83,543	1,677,040	2,774,833
12,517	3,942	1,181	-	8	-	-
712,833	1,282,403	643,168	431,189	-	245,000	25,000
6,710,460	2,176,645	2,611,588	2,664,842	-	-	-
-	-	-	-	-	-	128
308,385,673	112,724,410	66,750,134	32,453,534	5,219,538	189,295,663	227,923,680

-	-	-	-	-	-	-

8,922,387	3,323,280	3,311,910	3,127,267	-	-	-
35,331,293	6,283,609	3,343,763	-	53,460	-	-
177,383	-	-	-	-	-	-
85,276	32,925	19,559	9,422	1,821	29,223	34,599
-	-	-	-	-	-	-
44,516,339	9,639,814	6,675,232	3,136,689	55,281	29,223	34,599
$263,869,334	$103,084,596	$60,074,902	$29,316,845	$5,164,257	$189,266,440	$227,889,081

$261,356,467	$101,770,784	$57,648,848	$28,637,549	$5,000,025	$189,337,291	$228,709,642
2,512,867	1,313,812	2,426,054	679,296	164,232	(70,851)	(820,561)
$263,869,334	$103,084,596	$60,074,902	$29,316,845	$5,164,257	$189,266,440	$227,889,081
12,100,001	4,800,001	2,300,001	1,100,001	200,001	7,600,001	9,300,001
$21.81	$21.48	$26.12	$26.65	$25.82	$24.90	$24.50
$21.90	$21.61	$26.15	$26.76	$25.85	$24.84	$24.53
$254,726,423	$99,018,529	$56,699,236	$28,125,805	$4,895,993	$165,844,616	$223,852,089
$37,207,056	$6,809,840	$3,583,153	$62,297	$82,277	$-	$-
$34,036,838	$6,035,212	$3,214,037	$-	$50,541	$-	$-

Statements of Assets and Liabilities—(continued)
August 31, 2024
	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Assets:
Investments in securities, at value	$211,668,801	$165,432,968	$120,081,259	$120,561,804
Cash	1,070,514	816,357	476,852	747,149
Receivable for:
Dividends and interest	2,479,312	1,856,600	1,386,021	1,440,593
Fund shares sold	2,370,535	-	-	16,984
Total assets	217,589,162	168,105,925	121,944,132	122,766,530
Liabilities:
Payable for:
Investments purchased	2,344,435	-	-	16,984
Accrued unitary management fees	31,899	24,848	18,459	18,223
Total liabilities	2,376,334	24,848	18,459	35,207
Net Assets	$215,212,828	$168,081,077	$121,925,673	$122,731,323
Net assets consist of:
Shares of beneficial interest	$215,775,924	$168,327,586	$122,800,272	$123,707,162
Distributable earnings (loss)	(563,096)	(246,509)	(874,599)	(975,839)
Net Assets	$215,212,828	$168,081,077	$121,925,673	$122,731,323
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,100,001	7,100,001	5,200,001	5,300,001
Net asset value	$23.65	$23.67	$23.45	$23.16
Market price	$23.68	$23.68	$23.40	$23.16
Investments in securities, at cost	$211,718,173	$165,667,228	$120,345,221	$120,958,276
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

$110,757,351	$73,057,852	$74,956,631	$48,611,612
298,810	297,499	389,399	445,810

1,231,119	805,369	876,644	555,437
-	-	-	-
112,287,280	74,160,720	76,222,674	49,612,859

-	-	-	-
16,803	11,181	11,145	6,899
16,803	11,181	11,145	6,899
$112,270,477	$74,149,539	$76,211,529	$49,605,960

$113,362,753	$74,552,203	$75,090,203	$49,361,573
(1,092,276)	(402,664)	1,121,326	244,387
$112,270,477	$74,149,539	$76,211,529	$49,605,960
5,100,001	3,500,001	3,000,001	1,900,001
$22.01	$21.19	$25.40	$26.11
$21.98	$21.15	$25.42	$26.20
$110,788,972	$72,545,110	$73,896,658	$48,368,442

Statements of Operations
For the year ended August 31, 2024
	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Investment income:
Unaffiliated interest income	$117,488,515	$140,798,098	$111,820,840	$69,657,858
Unaffiliated dividend income	-	-	-	-
Affiliated dividend income	5,776,875	723,124	414,173	167,615
Securities lending income, net	232,389	475,283	408,541	618,263
Total investment income	123,497,779	141,996,505	112,643,554	70,443,736
Expenses:
Unitary management fees	3,556,994	3,554,280	2,731,958	1,602,728
Tax expenses	650	650	650	650
Total expenses	3,557,644	3,554,930	2,732,608	1,603,378
Less: Waivers	(103,424)	(12,939)	(7,497)	(3,028)
Net expenses	3,454,220	3,541,991	2,725,111	1,600,350
Net investment income	120,043,559	138,454,514	109,918,443	68,843,386
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	389,939	(1,332,961)	(3,031,993)	(169,183)
Affiliated investment securities	68,157	81,868	34,288	29,871
In-kind redemptions	(1,053,847)	38,261	496,460	569,890
Net realized gain (loss)	(595,751)	(1,212,832)	(2,501,245)	430,578
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	79,650,674	74,087,371	79,019,831	53,759,207
Affiliated investment securities	(1,582)	4,310	16,102	19,409
Change in net unrealized appreciation	79,649,092	74,091,681	79,035,933	53,778,616
Net realized and unrealized gain	79,053,341	72,878,849	76,534,688	54,209,194
Net increase in net assets resulting from operations	$199,096,900	$211,333,363	$186,453,131	$123,052,580

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)(a)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)(b)

$61,476,292	$34,678,254	$27,264,843	$18,856,527	$18,559,389	$8,343,789	$88,299
-	-	-	-	-	-	205
157,001	75,108	53,365	33,097	42,603	22,703	626
428,387	227,865	167,446	48,331	64,679	33,385	1,130
62,061,680	34,981,227	27,485,654	18,937,955	18,666,671	8,399,877	90,260

1,328,800	746,441	562,222	371,588	353,126	161,638	1,684
650	650	-	-	-	6,089	-
1,329,450	747,091	562,222	371,588	353,126	167,727	1,684
(2,853)	(1,361)	(971)	(599)	(768)	(411)	(10)
1,326,597	745,730	561,251	370,989	352,358	167,316	1,674
60,735,083	34,235,497	26,924,403	18,566,966	18,314,313	8,232,561	88,586

(397,119)	(202,223)	(179,010)	(31,941)	(16,500)	(352)	236
32,249	(5,993)	2,688	2,440	(317)	(69)	20
1,272,754	-	-	391,538	249,050	-	-
907,884	(208,216)	(176,322)	362,037	232,233	(421)	256

50,475,841	35,000,599	29,916,632	19,445,926	18,502,455	7,379,034	199,731
18,531	8,608	5,186	479	783	726	17
50,494,372	35,009,207	29,921,818	19,446,405	18,503,238	7,379,760	199,748
51,402,256	34,800,991	29,745,496	19,808,442	18,735,471	7,379,339	200,004
$112,137,339	$69,036,488	$56,669,899	$38,375,408	$37,049,784	$15,611,900	$288,590

Statements of Operations—(continued)
For the year ended August 31, 2024
	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Investment income:
Unaffiliated interest income	$41,025,823	$64,126,914	$31,622,612	$12,727,418
Unaffiliated dividend income	-	-	-	-
Affiliated dividend income	1,663,379	2,109,766	440,094	74,019
Securities lending income, net	349,514	474,024	393,621	108,241
Foreign withholding tax	(113,321)	-	-	-
Total investment income	42,925,395	66,710,704	32,456,327	12,909,678
Expenses:
Unitary management fees	2,850,699	3,872,412	1,869,856	730,342
Tax expenses	650	650	650	-
Total expenses	2,851,349	3,873,062	1,870,506	730,342
Less: Waivers	(31,322)	(38,622)	(7,899)	(1,348)
Net expenses	2,820,027	3,834,440	1,862,607	728,994
Net investment income	40,105,368	62,876,264	30,593,720	12,180,684
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,860,226	2,672,939	(4,354,313)	(1,452,490)
Affiliated investment securities	12,246	17,789	4,409	1,854
In-kind redemptions	108,509	4,056,533	223,648	-
Net realized gain (loss)	1,980,981	6,747,261	(4,126,256)	(1,450,636)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,141,077	10,127,847	13,569,659	7,488,261
Affiliated investment securities	130	3,342	7,240	4,201
Change in net unrealized appreciation	5,141,207	10,131,189	13,576,899	7,492,462
Net realized and unrealized gain	7,122,188	16,878,450	9,450,643	6,041,826
Net increase in net assets resulting from operations	$47,227,556	$79,754,714	$40,044,363	$18,222,510

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)(a)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)(b)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

$11,111,296	$3,419,740	$2,723,342	$1,182,635	$76,554	$5,405,893	$5,471,104
-	-	-	-	312	-	-
90,361	17,818	13,387	5,539	498	-	-
81,354	13,464	10,029	1,225	29	-	-
-	-	-	-	-	-	-
11,283,011	3,451,022	2,746,758	1,189,399	77,393	5,405,893	5,471,104

616,416	194,182	151,466	69,741	4,730	369,399	369,331
-	-	-	339	-	-	-
616,416	194,182	151,466	70,080	4,730	369,399	369,331
(1,608)	(316)	(239)	(99)	(8)	-	-
614,808	193,866	151,227	69,981	4,722	369,399	369,331
10,668,203	3,257,156	2,595,531	1,119,418	72,671	5,036,494	5,101,773

(995,056)	(179,747)	239,727	(52,228)	3,278	6	(23,413)
(431)	(287)	(448)	(18)	-	-	-
-	-	-	183,521	-	(39,146)	-
(995,487)	(180,034)	239,279	131,275	3,278	(39,140)	(23,413)

6,802,830	2,947,453	2,242,770	721,252	157,721	1,816,730	2,758,848
2,457	242	155	-	(4)	-	-
6,805,287	2,947,695	2,242,925	721,252	157,717	1,816,730	2,758,848
5,809,800	2,767,661	2,482,204	852,527	160,995	1,777,590	2,735,435
$16,478,003	$6,024,817	$5,077,735	$1,971,945	$233,666	$6,814,084	$7,837,208

Statements of Operations—(continued)
For the year ended August 31, 2024
	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Investment income:
Interest income	$4,775,348	$3,630,027	$2,827,433	$2,471,303
Total investment income	4,775,348	3,630,027	2,827,433	2,471,303
Expenses:
Unitary management fees	295,323	218,134	169,294	147,647
Net investment income	4,480,025	3,411,893	2,658,139	2,323,656
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(69,016)	(13,887)	(183,265)	1,555
Change in net unrealized appreciation on unaffiliated investment securities	2,542,836	1,739,724	1,769,124	1,326,796
Net realized and unrealized gain	2,473,820	1,725,837	1,585,859	1,328,351
Net increase in net assets resulting from operations	$6,953,845	$5,137,730	$4,243,998	$3,652,007

(b)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)(b)

$2,439,591	$1,717,783	$1,906,139	$887,085
2,439,591	1,717,783	1,906,139	887,085

141,746	94,966	95,624	43,930
2,297,845	1,622,817	1,810,515	843,155

(32,437)	(13,109)	57,823	(11,994)
1,650,658	1,690,525	1,431,406	243,170
1,618,221	1,677,416	1,489,229	231,176
$3,916,066	$3,300,233	$3,299,744	$1,074,331

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)		Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
	2024	2023	2024	2023
Operations:
Net investment income	$120,043,559	$105,422,754	$138,454,514	$73,240,881
Net realized gain (loss)	(595,751)	(4,000,249)	(1,212,832)	(1,302,949)
Change in net unrealized appreciation (depreciation)	79,649,092	6,133,424	74,091,681	(17,256,884)
Net increase in net assets resulting from operations	199,096,900	107,555,929	211,333,363	54,681,048
Distributions to Shareholders from:
Distributable earnings	(118,950,789)	(105,337,424)	(138,306,116)	(73,303,310)
Shareholder Transactions:
Proceeds from shares sold	224,718,171	1,017,392,174	1,252,215,142	1,382,472,822
Value of shares repurchased	(1,352,943,179)	(426,454,622)	(97,792,299)	(181,329,404)
Net increase (decrease) in net assets resulting from share transactions	(1,128,225,008)	590,937,552	1,154,422,843	1,201,143,418
Net increase (decrease) in net assets	(1,048,078,897)	593,156,057	1,227,450,090	1,182,521,156
Net assets:
Beginning of year	3,892,631,584	3,299,475,527	2,846,919,482	1,664,398,326
End of year	$2,844,552,687	$3,892,631,584	$4,074,369,572	$2,846,919,482
Changes in Shares Outstanding:
Shares sold	10,800,000	49,650,000	61,500,000	68,550,000
Shares repurchased	(64,500,000)	(20,700,000)	(4,800,000)	(9,000,000)
Shares outstanding, beginning of year	188,400,000	159,450,000	141,150,000	81,600,000
Shares outstanding, end of year	134,700,000	188,400,000	197,850,000	141,150,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
2024	2023	2024	2023	2024	2023	2024	2023

$109,918,443	$56,225,144	$68,843,386	$27,851,945	$60,735,083	$19,496,485	$34,235,497	$9,920,657
(2,501,245)	(1,251,892)	430,578	(271,098)	907,884	(1,011,906)	(208,216)	(115,395)
79,035,933	(17,780,727)	53,778,616	(11,245,889)	50,494,372	(3,137,424)	35,009,207	(3,191,345)
186,453,131	37,192,525	123,052,580	16,334,958	112,137,339	15,347,155	69,036,488	6,613,917

(109,367,273)	(56,153,843)	(68,666,801)	(28,023,135)	(60,586,927)	(19,483,490)	(34,023,895)	(9,894,400)

1,729,641,303	882,847,921	1,060,131,170	623,350,968	1,158,375,140	454,080,011	745,588,344	277,316,876
(76,973,422)	(59,933,094)	(28,769,929)	(28,683,552)	(39,007,845)	(2,969,517)	-	(7,978,199)
1,652,667,881	822,914,827	1,031,361,241	594,667,416	1,119,367,295	451,110,494	745,588,344	269,338,677
1,729,753,739	803,953,509	1,085,747,020	582,979,239	1,170,917,707	446,974,159	780,600,937	266,058,194

1,982,408,185	1,178,454,676	1,062,505,801	479,526,562	720,428,500	273,454,341	394,519,731	128,461,537
$3,712,161,924	$1,982,408,185	$2,148,252,821	$1,062,505,801	$1,891,346,207	$720,428,500	$1,175,120,668	$394,519,731

90,150,000	46,650,000	55,200,000	32,700,000	58,050,000	23,100,000	40,950,000	15,450,000
(4,050,000)	(3,150,000)	(1,500,000)	(1,500,000)	(1,950,000)	(150,000)	-	(450,000)
104,700,000	61,200,000	55,950,000	24,750,000	36,600,001	13,650,001	22,050,001	7,050,001
190,800,000	104,700,000	109,650,000	55,950,000	92,700,001	36,600,001	63,000,001	22,050,001

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)		Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	2024	2023	2024	2023
Operations:
Net investment income	$26,924,403	$6,892,666	$18,566,966	$4,906,520
Net realized gain (loss)	(176,322)	(385,378)	362,037	137,586
Change in net unrealized appreciation (depreciation)	29,921,818	(2,613,034)	19,446,405	(2,929,975)
Net increase in net assets resulting from operations	56,669,899	3,894,254	38,375,408	2,114,131
Distributions to Shareholders from:
Distributable earnings	(26,770,351)	(6,959,857)	(18,399,736)	(4,917,628)
Shareholder Transactions:
Proceeds from shares sold	628,325,402	159,096,524	378,097,380	164,738,275
Value of shares repurchased	-	-	(9,508,918)	(7,219,590)
Net increase (decrease) in net assets resulting from share transactions	628,325,402	159,096,524	368,588,462	157,518,685
Net increase (decrease) in net assets	658,224,950	156,030,921	388,564,134	154,715,188
Net assets:
Beginning of year	257,395,689	101,364,768	193,983,801	39,268,613
End of year	$915,620,639	$257,395,689	$582,547,935	$193,983,801
Changes in Shares Outstanding:
Shares sold	38,550,000	9,900,000	23,700,000	10,350,000
Shares repurchased	-	-	(600,000)	(450,000)
Shares outstanding, beginning of year	16,050,001	6,150,001	12,300,001	2,400,001
Shares outstanding, end of year	54,600,001	16,050,001	35,400,001	12,300,001

(a)	For the period September 6, 2022 (commencement of investment operations) through August 31, 2023.
(b)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(c)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)		Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
2024	2023(a)	2024(b)	2024(c)	2024	2023

$18,314,313	$2,190,423	$8,232,561	$88,586	$40,105,368	$33,081,339
232,233	(86,900)	(421)	256	1,980,981	(10,967,121)
18,503,238	(1,599,833)	7,379,760	199,748	5,141,207	19,244,305
37,049,784	503,690	15,611,900	288,590	47,227,556	41,358,523

(18,218,198)	(2,192,792)	(8,111,206)	(86,517)	(40,088,169)	(33,430,307)

408,509,213	147,541,251	333,960,495	15,376,375	115,076,267	272,660,037
(5,860,423)	(2,834,641)	-	-	(231,724,501)	(109,449,136)
402,648,790	144,706,610	333,960,495	15,376,375	(116,648,234)	163,210,901
421,480,376	143,017,508	341,461,189	15,578,448	(109,508,847)	171,139,117

143,017,508	-	-	-	652,920,878	481,781,761
$564,497,884	$143,017,508	$341,461,189	$15,578,448	$543,412,031	$652,920,878

20,400,000	7,350,001	16,050,001	750,001	5,100,000	12,200,000
(300,000)	(150,000)	-	-	(10,200,000)	(4,900,000)
7,200,001	-	-	-	29,000,000	21,700,000
27,300,001	7,200,001	16,050,001	750,001	23,900,000	29,000,000

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	2024	2023	2024	2023
Operations:
Net investment income	$62,876,264	$38,400,101	$30,593,720	$16,035,319
Net realized gain (loss)	6,747,261	(5,396,279)	(4,126,256)	(5,674,439)
Change in net unrealized appreciation	10,131,189	16,149,032	13,576,899	7,517,896
Net increase in net assets resulting from operations	79,754,714	49,152,854	40,044,363	17,878,776
Distributions to Shareholders from:
Distributable earnings	(63,763,290)	(37,484,424)	(30,511,802)	(16,049,115)
Shareholder Transactions:
Proceeds from shares sold	483,868,132	764,101,499	334,514,395	127,337,268
Value of shares repurchased	(610,269,740)	(40,099,794)	(6,920,407)	(15,796,746)
Net increase (decrease) in net assets resulting from share transactions	(126,401,608)	724,001,705	327,593,988	111,540,522
Net increase (decrease) in net assets	(110,410,184)	735,670,135	337,126,549	113,370,183
Net assets:
Beginning of year	1,136,056,362	400,386,227	304,199,033	190,828,850
End of year	$1,025,646,178	$1,136,056,362	$641,325,582	$304,199,033
Changes in Shares Outstanding:
Shares sold	21,200,000	34,100,000	14,500,000	5,600,000
Shares repurchased	(26,900,000)	(1,800,000)	(300,000)	(700,000)
Shares outstanding, beginning of year	50,200,000	17,900,000	13,300,001	8,400,001
Shares outstanding, end of year	44,500,000	50,200,000	27,500,001	13,300,001

(a)	For the period September 6, 2022 (commencement of investment operations) through August 31, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)		Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
2024	2023	2024	2023	2024	2023	2024	2023(a)

$12,180,684	$4,988,098	$10,668,203	$2,616,860	$3,257,156	$916,442	$2,595,531	$495,915
(1,450,636)	(1,421,731)	(995,487)	(865,202)	(180,034)	(274,789)	239,279	(68,303)
7,492,462	1,797,667	6,805,287	639,395	2,947,695	220,017	2,242,925	15,783
18,222,510	5,364,034	16,478,003	2,391,053	6,024,817	861,670	5,077,735	443,395

(12,133,142)	(4,974,891)	(10,557,068)	(2,606,497)	(3,197,017)	(911,111)	(2,599,052)	(496,088)

175,115,846	60,538,932	192,910,049	41,934,639	79,927,263	14,176,869	45,251,740	12,397,172
-	-	-	-	-	(1,979,925)	-	-
175,115,846	60,538,932	192,910,049	41,934,639	79,927,263	12,196,944	45,251,740	12,397,172
181,205,214	60,928,075	198,830,984	41,719,195	82,755,063	12,147,503	47,730,423	12,344,479

106,308,372	45,380,297	65,038,350	23,319,155	20,329,533	8,182,030	12,344,479	-
$287,513,586	$106,308,372	$263,869,334	$65,038,350	$103,084,596	$20,329,533	$60,074,902	$12,344,479

7,900,000	2,800,000	9,000,000	2,000,000	3,800,000	700,000	1,800,000	500,001
-	-	-	-	-	(100,000)	-	-
4,900,001	2,100,001	3,100,001	1,100,001	1,000,001	400,001	500,001	-
12,800,001	4,900,001	12,100,001	3,100,001	4,800,001	1,000,001	2,300,001	500,001

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
	2024(b)	2024(c)
Operations:
Net investment income	$1,119,418	$72,671
Net realized gain (loss)	131,275	3,278
Change in net unrealized appreciation (depreciation)	721,252	157,717
Net increase in net assets resulting from operations	1,971,945	233,666
Distributions to Shareholders from:
Distributable earnings	(1,109,468)	(69,434)
Shareholder Transactions:
Proceeds from shares sold	33,652,288	5,000,025
Value of shares repurchased	(5,197,920)	-
Transaction fees	-	-
Net increase (decrease) in net assets resulting from share transactions	28,454,368	5,000,025
Net increase (decrease) in net assets	29,316,845	5,164,257
Net assets:
Beginning of year	-	-
End of year	$29,316,845	$5,164,257
Changes in Shares Outstanding:
Shares sold	1,300,001	200,001
Shares repurchased	(200,000)	-
Shares outstanding, beginning of year	-	-
Shares outstanding, end of year	1,100,001	200,001

(b)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(c)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)		Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
2024	2023	2024	2023	2024	2023	2024	2023

$5,036,494	$3,319,883	$5,101,773	$2,764,069	$4,480,025	$2,139,596	$3,411,893	$1,779,822
(39,140)	(35,194)	(23,413)	(296,759)	(69,016)	(251,703)	(13,887)	(13,991)
1,816,730	(191,761)	2,758,848	(526,414)	2,542,836	(569,644)	1,739,724	(469,520)
6,814,084	3,092,928	7,837,208	1,940,896	6,953,845	1,318,249	5,137,730	1,296,311

(5,054,124)	(3,395,614)	(5,091,783)	(2,772,968)	(4,459,435)	(2,174,116)	(3,414,318)	(1,774,812)

27,147,894	101,050,182	58,125,610	91,981,102	98,378,888	72,368,765	75,299,131	65,296,405
(34,782,758)	-	-	-	-	-	-	-
55,446	252,625	108,691	229,953	204,700	180,922	158,724	163,241
(7,579,418)	101,302,807	58,234,301	92,211,055	98,583,588	72,549,687	75,457,855	65,459,646
(5,819,458)	101,000,121	60,979,726	91,378,983	101,077,998	71,693,820	77,181,267	64,981,145

195,085,898	94,085,777	166,909,355	75,530,372	114,134,830	42,441,010	90,899,810	25,918,665
$189,266,440	$195,085,898	$227,889,081	$166,909,355	$215,212,828	$114,134,830	$168,081,077	$90,899,810

1,100,000	4,100,000	2,400,000	3,800,000	4,200,000	3,100,000	3,200,000	2,800,000
(1,400,000)	-	-	-	-	-	-	-
7,900,001	3,800,001	6,900,001	3,100,001	4,900,001	1,800,001	3,900,001	1,100,001
7,600,001	7,900,001	9,300,001	6,900,001	9,100,001	4,900,001	7,100,001	3,900,001

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	2024	2023	2024	2023
Operations:
Net investment income	$2,658,139	$1,347,779	$2,323,656	$1,019,668
Net realized gain (loss)	(183,265)	(251,344)	1,555	(251,014)
Change in net unrealized appreciation (depreciation)	1,769,124	(56,364)	1,326,796	(5,521)
Net increase (decrease) in net assets resulting from operations	4,243,998	1,040,071	3,652,007	763,133
Distributions to Shareholders from:
Distributable earnings	(2,642,256)	(1,345,331)	(2,312,432)	(1,015,265)
Shareholder Transactions:
Proceeds from shares sold	51,070,544	48,379,989	73,614,757	29,480,296
Transaction fees	115,987	120,950	160,957	73,701
Net increase in net assets resulting from share transactions	51,186,531	48,500,939	73,775,714	29,553,997
Net increase in net assets	52,788,273	48,195,679	75,115,289	29,301,865
Net assets:
Beginning of year	69,137,400	20,941,721	47,616,034	18,314,169
End of year	$121,925,673	$69,137,400	$122,731,323	$47,616,034
Changes in Shares Outstanding:
Shares sold	2,200,000	2,100,000	3,200,000	1,300,000
Shares outstanding, beginning of year	3,000,001	900,001	2,100,001	800,001
Shares outstanding, end of year	5,200,001	3,000,001	5,300,001	2,100,001

(a)	For the period February 27, 2023 (commencement of investment operations) through August 31, 2023.
(b)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)		Invesco BulletShares 2031 Municipal Bond ETF (BSMV)		Invesco BulletShares 2032 Municipal Bond ETF (BSMW)		Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
2024	2023	2024	2023	2024	2023(a)	2024(b)

$2,297,845	$982,107	$1,622,817	$468,815	$1,810,515	$139,743	$843,155
(32,437)	(371,718)	(13,109)	(75,360)	57,823	156	(11,994)
1,650,658	(285,726)	1,690,525	(359,114)	1,431,406	(371,433)	243,170
3,916,066	324,663	3,300,233	34,341	3,299,744	(231,534)	1,074,331

(2,280,346)	(982,991)	(1,617,410)	(473,004)	(1,806,985)	(142,431)	(829,944)

58,881,497	28,348,103	43,435,906	16,906,619	54,746,786	20,171,154	49,250,946
114,367	70,870	87,507	42,267	136,867	37,928	110,627
58,995,864	28,418,973	43,523,413	16,948,886	54,883,653	20,209,082	49,361,573
60,631,584	27,760,645	45,206,236	16,510,223	56,376,412	19,835,117	49,605,960

51,638,893	23,878,248	28,943,303	12,433,080	19,835,117	-	-
$112,270,477	$51,638,893	$74,149,539	$28,943,303	$76,211,529	$19,835,117	$49,605,960

2,700,000	1,300,000	2,100,000	800,000	2,200,000	800,001	1,900,001
2,400,001	1,100,001	1,400,001	600,001	800,001	-	-
5,100,001	2,400,001	3,500,001	1,400,001	3,000,001	800,001	1,900,001

Financial Highlights
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$20.66	$20.69	$22.16	$22.26	$21.44
Net investment income(a)	0.71	0.57	0.41	0.44	0.58
Net realized and unrealized gain (loss) on investments	0.46	(0.03)(b)	(1.45)	(0.09)	0.83
Total from investment operations	1.17	0.54	(1.04)	0.35	1.41
Distributions to shareholders from:
Net investment income	(0.71)	(0.57)	(0.39)	(0.45)	(0.59)
Net realized gains	-	-	(0.04)	-	-
Total distributions	(0.71)	(0.57)	(0.43)	(0.45)	(0.59)
Net asset value at end of year	$21.12	$20.66	$20.69	$22.16	$22.26
Market price at end of year(c)	$21.12	$20.67	$20.67	$22.18	$22.28
Net Asset Value Total Return(d)	5.77%	2.67%	(4.76)%	1.59%	6.72%
Market Price Total Return(d)	5.72%	2.81%	(4.93)%	1.59%	6.51%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,844,553	$3,892,632	$3,299,476	$1,632,038	$1,085,251
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.37%	2.79%	1.93%	2.00%	2.70%
Portfolio turnover rate(e)	1%	3%	11%	7%	6%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$20.17	$20.40	$22.30	$22.44	$21.41
Net investment income(a)	0.79	0.64	0.41	0.41	0.60
Net realized and unrealized gain (loss) on investments	0.42	(0.25)	(1.88)	(0.13)	1.05
Total from investment operations	1.21	0.39	(1.47)	0.28	1.65
Distributions to shareholders from:
Net investment income	(0.79)	(0.62)	(0.39)	(0.42)	(0.62)
Net realized gains	-	-	(0.04)	-	-
Total distributions	(0.79)	(0.62)	(0.43)	(0.42)	(0.62)
Net asset value at end of year	$20.59	$20.17	$20.40	$22.30	$22.44
Market price at end of year(b)	$20.60	$20.18	$20.37	$22.31	$22.45
Net Asset Value Total Return(c)	6.10%	1.99%	(6.63)%	1.25%	7.86%
Market Price Total Return(c)	6.10%	2.19%	(6.81)%	1.25%	7.75%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,074,370	$2,846,919	$1,664,398	$1,056,865	$632,834
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.90%	3.20%	1.93%	1.85%	2.77%
Portfolio turnover rate(d)	2%	1%	10%	8%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$18.93	$19.26	$21.56	$21.75	$20.57
Net investment income(a)	0.77	0.65	0.43	0.43	0.57
Net realized and unrealized gain (loss) on investments	0.51	(0.34)	(2.31)	(0.18)	1.20
Total from investment operations	1.28	0.31	(1.88)	0.25	1.77
Distributions to shareholders from:
Net investment income	(0.75)	(0.64)	(0.42)	(0.44)	(0.58)
Net realized gains	-	-	(0.00)(b)	-	(0.02)
Total distributions	(0.75)	(0.64)	(0.42)	(0.44)	(0.60)
Transaction fees(a)	-	-	-	-	0.01
Net asset value at end of year	$19.46	$18.93	$19.26	$21.56	$21.75
Market price at end of year(c)	$19.48	$18.94	$19.21	$21.58	$21.78
Net Asset Value Total Return(d)	6.92%	1.64%	(8.79)%	1.16%	8.85%
Market Price Total Return(d)	6.97%	1.95%	(9.11)%	1.11%	8.73%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,712,162	$1,982,408	$1,178,455	$578,885	$293,682
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.02%	3.42%	2.17%	2.01%	2.76%
Portfolio turnover rate(e)	2%	1%	4%	2%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$18.99	$19.37	$22.01	$22.06	$20.99
Net investment income(a)	0.82	0.68	0.46	0.47	0.60
Net realized and unrealized gain (loss) on investments	0.59	(0.39)	(2.64)	(0.05)	1.08
Total from investment operations	1.41	0.29	(2.18)	0.42	1.68
Distributions to shareholders from:
Net investment income	(0.81)	(0.66)	(0.45)	(0.47)	(0.61)
Net realized gains	-	(0.01)	(0.01)	-	(0.01)
Total distributions	(0.81)	(0.67)	(0.46)	(0.47)	(0.62)
Transaction fees(a)	-	-	-	-	0.01
Net asset value at end of year	$19.59	$18.99	$19.37	$22.01	$22.06
Market price at end of year(b)	$19.61	$19.00	$19.29	$22.04	$22.07
Net Asset Value Total Return(c)	7.61%	1.53%	(9.99)%	1.94%	8.25%
Market Price Total Return(c)	7.65%	2.01%	(10.48)%	2.04%	7.98%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,148,253	$1,062,506	$479,527	$353,298	$231,616
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.30%	3.60%	2.26%	2.15%	2.83%
Portfolio turnover rate(d)	0%	1%	4%	2%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$19.68	$20.03	$23.17	$23.25	$22.11
Net investment income(a)	0.91	0.76	0.47	0.52	0.64
Net realized and unrealized gain (loss) on investments	0.70	(0.38)	(3.13)	(0.09)(b)	1.12
Total from investment operations	1.61	0.38	(2.66)	0.43	1.76
Distributions to shareholders from:
Net investment income	(0.89)	(0.73)	(0.47)	(0.51)	(0.65)
Net realized gains	-	-	(0.01)	-	(0.00)(c)
Total distributions	(0.89)	(0.73)	(0.48)	(0.51)	(0.65)
Transaction fees(a)	-	-	-	-	0.03
Net asset value at end of year	$20.40	$19.68	$20.03	$23.17	$23.25
Market price at end of year(d)	$20.43	$19.69	$19.96	$23.18	$23.25
Net Asset Value Total Return(e)	8.37%	1.97%	(11.62)%	1.90%	8.33%
Market Price Total Return(e)	8.47%	2.38%	(11.96)%	1.95%	8.03%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,891,346	$720,429	$273,454	$225,925	$129,018
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.57%	3.86%	2.20%	2.24%	2.89%
Portfolio turnover rate(f)	0%(g)	1%	7%	2%	3%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
	Years Ended August 31,				For the Period September 10, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$17.89	$18.22	$21.37	$21.51	$20.00
Net investment income(b)	0.83	0.69	0.43	0.42	0.51
Net realized and unrealized gain (loss) on investments	0.73	(0.38)	(3.15)	(0.14)	1.47
Total from investment operations	1.56	0.31	(2.72)	0.28	1.98
Distributions to shareholders from:
Net investment income	(0.80)	(0.64)	(0.43)	(0.42)	(0.51)
Net realized gains	-	-	(0.00)(c)	-	-
Total distributions	(0.80)	(0.64)	(0.43)	(0.42)	(0.51)
Transaction fees(b)	-	-	-	-	0.04
Net asset value at end of period	$18.65	$17.89	$18.22	$21.37	$21.51
Market price at end of period(d)	$18.68	$17.90	$18.14	$21.39	$21.51
Net Asset Value Total Return(e)	8.98%	1.79%	(12.84)%	1.31%	10.29%(f)
Market Price Total Return(e)	9.10%	2.29%	(13.30)%	1.41%	10.28%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,175,121	$394,520	$128,462	$112,209	$25,815
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%(g)
Net investment income	4.59%	3.85%	2.19%	1.98%	2.55%(g)
Portfolio turnover rate(h)	0%(i)	1%	6%	0%(i)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.04	$16.48	$19.77	$20.00
Net investment income(b)	0.78	0.65	0.45	0.36
Net realized and unrealized gain (loss) on investments	0.70	(0.45)	(3.32)	(0.27)
Total from investment operations	1.48	0.20	(2.87)	0.09
Distributions to shareholders from:
Net investment income	(0.75)	(0.64)	(0.42)	(0.32)
Net asset value at end of period	$16.77	$16.04	$16.48	$19.77
Market price at end of period(c)	$16.79	$16.03	$16.38	$19.79
Net Asset Value Total Return(d)	9.51%	1.27%	(14.67)%	0.45%(e)
Market Price Total Return(d)	9.71%	1.82%	(15.27)%	0.55%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$915,621	$257,396	$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%(f)
Net investment income	4.79%	4.06%	2.60%	1.89%(f)
Portfolio turnover rate(g)	0%(h)	0%	3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	Years Ended August 31,		For the Period September 13, 2021(a) Through August 31, 2022
	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$15.77	$16.36	$20.00
Net investment income(b)	0.80	0.73	0.47
Net realized and unrealized gain (loss) on investments	0.67	(0.62)	(3.68)
Total from investment operations	1.47	0.11	(3.21)
Distributions to shareholders from:
Net investment income	(0.78)	(0.70)	(0.43)
Net asset value at end of period	$16.46	$15.77	$16.36
Market price at end of period(c)	$16.48	$15.77	$16.30
Net Asset Value Total Return(d)	9.60%	0.73%	(16.17)%(e)
Market Price Total Return(d)	9.73%	1.10%	(16.48)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$582,548	$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%(f)
Net investment income	5.00%	4.63%	2.81%(f)
Portfolio turnover rate(g)	0%	0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	Years Ended August 31, 2024	For the Period September 6, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$19.86	$20.00
Net investment income(b)	1.04	0.99
Net realized and unrealized gain (loss) on investments	0.80	(0.25)
Total from investment operations	1.84	0.74
Distributions to shareholders from:
Net investment income	(1.02)	(0.88)
Net asset value at end of period	$20.68	$19.86
Market price at end of period(c)	$20.71	$19.86
Net Asset Value Total Return(d)	9.58%	3.74%(e)
Market Price Total Return(d)	9.73%	3.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$564,498	$143,018
Ratio to average net assets of:
Expenses	0.10%	0.10%(f)
Net investment income	5.19%	5.08%(f)
Portfolio turnover rate(g)	0%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.00
Net investment income(b)	1.00
Net realized and unrealized gain on investments	1.18
Total from investment operations	2.18
Distributions to shareholders from:
Net investment income	(0.91)
Net asset value at end of period	$21.27
Market price at end of period(c)	$21.31
Net Asset Value Total Return(d)	11.15%(e)
Market Price Total Return(d)	11.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$341,461
Ratio to average net assets of:
Expenses	0.10%(f)
Net investment income	5.09%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 11.44%. The market price total return from Fund Inception to August 31, 2024 was 11.53%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.00
Net investment income(b)	0.24
Net realized and unrealized gain on investments	0.76
Total from investment operations	1.00
Distributions to shareholders from:
Net investment income	(0.23)
Net asset value at end of period	$20.77
Market price at end of period(c)	$20.83
Net Asset Value Total Return(d)	4.99%(e)
Market Price Total Return(d)	5.29%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,578
Ratio to average net assets of:
Expenses	0.10%(f)
Net investment income	5.26%(f)
Portfolio turnover rate(g)	0%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 3.95%. The market price total return from Fund Inception to August 31, 2024 was 4.15%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.51	$22.20	$25.09	$24.34	$25.20
Net investment income(a)	1.34	1.34	1.00	1.06	1.17
Net realized and unrealized gain (loss) on investments	0.23	0.31	(2.91)	0.75	(0.87)
Total from investment operations	1.57	1.65	(1.91)	1.81	0.30
Distributions to shareholders from:
Net investment income	(1.34)	(1.34)	(0.98)	(1.06)	(1.18)
Transaction fees(a)	-	-	-	-	0.02
Net asset value at end of year	$22.74	$22.51	$22.20	$25.09	$24.34
Market price at end of year(b)	$22.72	$22.54	$22.14	$25.10	$24.34
Net Asset Value Total Return(c)	7.17%	7.70%	(7.76)%	7.60%	1.45%
Market Price Total Return(c)	6.93%	8.13%	(8.04)%	7.64%	1.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$543,412	$652,921	$481,782	$363,855	$175,241
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.91%	6.01%	4.24%	4.26%	4.84%
Portfolio turnover rate(d)	59%	78%	58%	52%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.63	$22.37	$24.61	$23.77	$24.48
Net investment income(a)	1.55	1.49	1.10	1.10	1.27
Net realized and unrealized gain (loss) on investments	0.47	0.19	(2.26)	0.85	(0.71)
Total from investment operations	2.02	1.68	(1.16)	1.95	0.56
Distributions to shareholders from:
Net investment income	(1.60)	(1.42)	(1.08)	(1.11)	(1.29)
Transaction fees(a)	-	-	-	-	0.02
Net asset value at end of year	$23.05	$22.63	$22.37	$24.61	$23.77
Market price at end of year(b)	$23.06	$22.67	$22.28	$24.63	$23.74
Net Asset Value Total Return(c)	9.28%	7.79%	(4.84)%	8.37%	2.58%
Market Price Total Return(c)	9.12%	8.41%	(5.29)%	8.60%	2.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,025,646	$1,136,056	$400,386	$292,895	$130,753
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.82%	6.69%	4.66%	4.52%	5.42%
Portfolio turnover rate(d)	83%	33%	42%	57%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.87	$22.72	$25.73	$24.93	$25.70
Net investment income(a)	1.58	1.46	1.18	1.12	1.24
Net realized and unrealized gain (loss) on investments	0.43	0.13	(3.02)	0.80	(0.74)
Total from investment operations	2.01	1.59	(1.84)	1.92	0.50
Distributions to shareholders from:
Net investment income	(1.56)	(1.44)	(1.17)	(1.12)	(1.28)
Net realized gains	-	-	-	-	(0.02)
Total distributions	(1.56)	(1.44)	(1.17)	(1.12)	(1.30)
Transaction fees(a)	-	-	-	-	0.03
Net asset value at end of year	$23.32	$22.87	$22.72	$25.73	$24.93
Market price at end of year(b)	$23.32	$22.90	$22.59	$25.74	$24.88
Net Asset Value Total Return(c)	9.13%	7.29%	(7.33)%	7.86%	2.31%
Market Price Total Return(c)	8.97%	8.04%	(7.89)%	8.12%	1.91%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$641,326	$304,199	$190,829	$115,768	$74,780
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.87%	6.45%	4.88%	4.41%	5.07%
Portfolio turnover rate(d)	50%	14%	32%	37%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	Years Ended August 31,				For the Period September 10, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.70	$21.61	$25.59	$24.91	$25.00
Net investment income(b)	1.54	1.40	1.08	1.08	1.15
Net realized and unrealized gain (loss) on investments	0.73	0.04	(3.85)	0.70	(0.27)
Total from investment operations	2.27	1.44	(2.77)	1.78	0.88
Distributions to shareholders from:
Net investment income	(1.51)	(1.35)	(1.10)	(1.10)	(1.06)
Net realized gains	-	-	(0.11)	-	-
Total distributions	(1.51)	(1.35)	(1.21)	(1.10)	(1.06)
Transaction fees(b)	-	-	-	-	0.09
Net asset value at end of period	$22.46	$21.70	$21.61	$25.59	$24.91
Market price at end of period(c)	$22.48	$21.74	$21.48	$25.61	$24.84
Net Asset Value Total Return(d)	10.84%	6.95%	(11.14)%	7.29%	4.12%(e)
Market Price Total Return(d)	10.72%	7.78%	(11.75)%	7.68%	3.84%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$287,514	$106,308	$45,380	$43,509	$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42%	0.42%	0.42%	0.42%	0.41%(f)
Expenses, prior to Waivers	0.42%	0.42%	0.42%	0.42%	0.42%(f)
Net investment income	7.00%	6.52%	4.52%	4.25%	4.90%(f)
Portfolio turnover rate(g)	16%	10%	25%	33%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.98	$21.20	$25.58	$25.00
Net investment income(b)	1.55	1.42	1.16	1.03
Net realized and unrealized gain (loss) on investments	0.80	(0.27)	(4.30)	0.51
Total from investment operations	2.35	1.15	(3.14)	1.54
Distributions to shareholders from:
Net investment income	(1.52)	(1.37)	(1.14)	(0.96)
Net realized gains	-	-	(0.10)	-
Total distributions	(1.52)	(1.37)	(1.24)	(0.96)
Net asset value at end of period	$21.81	$20.98	$21.20	$25.58
Market price at end of period(c)	$21.90	$21.02	$21.13	$25.61
Net Asset Value Total Return(d)	11.63%	5.70%	(12.60)%	6.25%(e)
Market Price Total Return(d)	11.85%	6.23%	(12.99)%	6.37%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$263,869	$65,038	$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.43%(f)
Net investment income	7.27%	6.80%	4.99%	4.21%(f)
Portfolio turnover rate(g)	15%	5%	17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
	Years Ended August 31, 2024	Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.33	$20.46	$25.00
Net investment income(b)	1.47	1.30	1.07
Net realized and unrealized gain (loss) on investments	1.07	(0.16)	(4.59)
Total from investment operations	2.54	1.14	(3.52)
Distributions to shareholders from:
Net investment income	(1.39)	(1.27)	(1.02)
Net asset value at end of period	$21.48	$20.33	$20.46
Market price at end of period(c)	$21.61	$20.38	$20.41
Net Asset Value Total Return(d)	12.99%	5.82%	(14.35)%(e)
Market Price Total Return(d)	13.36%	6.32%	(14.56)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$103,085	$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%(f)
Net investment income	7.04%	6.45%	5.01%(f)
Portfolio turnover rate(g)	10%	6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
	Years Ended August 31, 2024	For the Period September 6, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.69	$25.00
Net investment income(b)	1.82	1.75
Net realized and unrealized gain (loss) on investments	1.38	(0.35)
Total from investment operations	3.20	1.40
Distributions to shareholders from:
Net investment income	(1.77)	(1.71)
Net asset value at end of period	$26.12	$24.69
Market price at end of period(c)	$26.15	$24.73
Net Asset Value Total Return(d)	13.52%	5.91%(e)
Market Price Total Return(d)	13.46%	6.06%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,075	$12,344
Ratio to average net assets of:
Expenses	0.42%	0.42%(f)
Net investment income	7.20%	7.25%(f)
Portfolio turnover rate(g)	21%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	1.66
Net realized and unrealized gain on investments	1.56
Total from investment operations	3.22
Distributions to shareholders from:
Net investment income	(1.57)
Net asset value at end of period	$26.65
Market price at end of period(c)	$26.76
Net Asset Value Total Return(d)	13.31%(e)
Market Price Total Return(d)	13.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,317
Ratio to average net assets of:
Expenses	0.42%(f)
Net investment income	6.74%(f)
Portfolio turnover rate(g)	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 13.53%. The market price total return from Fund Inception to August 31, 2024 was 13.85%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.37
Net realized and unrealized gain on investments	0.80
Total from investment operations	1.17
Distributions to shareholders from:
Net investment income	(0.35)
Net asset value at end of period	$25.82
Market price at end of period(c)	$25.85
Net Asset Value Total Return(d)	4.69%(e)
Market Price Total Return(d)	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,164
Ratio to average net assets of:
Expenses	0.42%(f)
Net investment income	6.45%(f)
Portfolio turnover rate(g)	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 4.02%. The market price total return from Fund Inception to August 31, 2024 was 4.06%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.69	$24.76	$25.79	$25.52	$25.00
Net investment income(b)	0.61	0.51	0.22	0.17	0.30
Net realized and unrealized gain (loss) on investments	0.20	(0.12)	(1.17)	0.22	0.52
Total from investment operations	0.81	0.39	(0.95)	0.39	0.82
Distributions to shareholders from:
Net investment income	(0.61)	(0.50)	(0.15)	(0.18)	(0.30)
Transaction fees(b)	0.01	0.04	0.07	0.06	-
Net asset value at end of period	$24.90	$24.69	$24.76	$25.79	$25.52
Market price at end of period(c)	$24.84	$24.72	$24.83	$25.87	$25.62
Net Asset Value Total Return(d)	3.36%	1.76%	(3.40)%	1.77%	3.30%(e)
Market Price Total Return(d)	2.99%	1.58%	(3.43)%	1.69%	3.71%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$189,266	$195,086	$94,086	$36,106	$12,762
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.45%	2.06%	0.90%	0.67%	1.26%(f)
Portfolio turnover rate(g)	52%	3%	1%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.30%. The market price total return from Fund Inception to August 31, 2020 was 3.71%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.19	$24.36	$26.02	$25.71	$25.00
Net investment income(b)	0.60	0.51	0.24	0.22	0.33
Net realized and unrealized gain (loss) on investments	0.30	(0.23)	(1.73)	0.25	0.71
Total from investment operations	0.90	0.28	(1.49)	0.47	1.04
Distributions to shareholders from:
Net investment income	(0.60)	(0.49)	(0.22)	(0.23)	(0.33)
Transaction fees(b)	0.01	0.04	0.05	0.07	-
Net asset value at end of period	$24.50	$24.19	$24.36	$26.02	$25.71
Market price at end of period(c)	$24.53	$24.26	$24.40	$26.08	$25.78
Net Asset Value Total Return(d)	3.80%	1.34%	(5.56)%	2.12%	4.19%(e)
Market Price Total Return(d)	3.63%	1.45%	(5.62)%	2.08%	4.48%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$227,889	$166,909	$75,530	$39,032	$10,282
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.49%	2.10%	0.97%	0.84%	1.39%(f)
Portfolio turnover rate(g)	3%	5%	2%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.29	$23.58	$25.99	$25.48	$25.00
Net investment income(b)	0.64	0.57	0.33	0.31	0.40
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	(2.48)	0.49	0.48
Total from investment operations	0.96	0.22	(2.15)	0.80	0.88
Distributions to shareholders from:
Net investment income	(0.63)	(0.56)	(0.30)	(0.32)	(0.40)
Transaction fees(b)	0.03	0.05	0.04	0.03	-
Net asset value at end of period	$23.65	$23.29	$23.58	$25.99	$25.48
Market price at end of period(c)	$23.68	$23.36	$23.61	$26.07	$25.54
Net Asset Value Total Return(d)	4.30%	1.16%	(8.16)%	3.27%	3.58%(e)
Market Price Total Return(d)	4.11%	1.33%	(8.32)%	3.34%	3.83%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$215,213	$114,135	$42,441	$23,391	$12,740
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.73%	2.42%	1.36%	1.22%	1.70%(f)
Portfolio turnover rate(g)	5%	7%	11%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.31	$23.56	$25.91	$25.34	$25.00
Net investment income(b)	0.66	0.61	0.30	0.26	0.37
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	(2.40)	0.57	0.26
Total from investment operations	0.98	0.26	(2.10)	0.83	0.63
Distributions to shareholders from:
Net investment income	(0.65)	(0.57)	(0.28)	(0.27)	(0.36)
Return of capital	-	-	-	-	(0.04)
Total distributions	(0.65)	(0.57)	(0.28)	(0.27)	(0.40)
Transaction fees(b)	0.03	0.06	0.03	0.01	0.11
Net asset value at end of period	$23.67	$23.31	$23.56	$25.91	$25.34
Market price at end of period(c)	$23.68	$23.36	$23.58	$25.95	$25.42
Net Asset Value Total Return(d)	4.40%	1.37%	(8.03)%	3.32%	3.02%(e)
Market Price Total Return(d)	4.22%	1.50%	(8.09)%	3.15%	3.34%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$168,081	$90,900	$25,919	$18,140	$15,204
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.82%	2.59%	1.23%	1.03%	1.58%(f)
Portfolio turnover rate(g)	1%	2%	9%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.05	$23.27	$26.31	$25.70	$25.00
Net investment income(b)	0.66	0.58	0.34	0.38	0.43
Net realized and unrealized gain (loss) on investments	0.35	(0.31)	(3.03)	0.55	0.69
Total from investment operations	1.01	0.27	(2.69)	0.93	1.12
Distributions to shareholders from:
Net investment income	(0.64)	(0.54)	(0.33)	(0.40)	(0.42)
Net realized gains	-	-	(0.03)	-	-
Total distributions	(0.64)	(0.54)	(0.36)	(0.40)	(0.42)
Transaction fees(b)	0.03	0.05	0.01	0.08	-
Net asset value at end of period	$23.45	$23.05	$23.27	$26.31	$25.70
Market price at end of period(c)	$23.40	$23.12	$23.27	$26.36	$25.76
Net Asset Value Total Return(d)	4.59%	1.40%	(10.23)%	3.95%	4.56%(e)
Market Price Total Return(d)	4.05%	1.70%	(10.41)%	3.91%	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,926	$69,137	$20,942	$18,419	$5,141
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.83%	2.50%	1.36%	1.45%	1.80%(f)
Portfolio turnover rate(g)	5%	4%	6%	4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.67	$22.89	$26.18	$25.67	$25.00
Net investment income(b)	0.65	0.58	0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments	0.43	(0.29)	(3.31)	0.47	0.67
Total from investment operations	1.08	0.29	(2.95)	0.83	1.11
Distributions to shareholders from:
Net investment income	(0.63)	(0.55)	(0.36)	(0.39)	(0.44)
Transaction fees(b)	0.04	0.04	0.02	0.07	-
Net asset value at end of period	$23.16	$22.67	$22.89	$26.18	$25.67
Market price at end of period(c)	$23.16	$22.70	$22.91	$26.24	$25.70
Net Asset Value Total Return(d)	5.02%	1.44%	(11.28)%	3.52%	4.52%(e)
Market Price Total Return(d)	4.87%	1.48%	(11.41)%	3.63%	4.64%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$122,731	$47,616	$18,314	$15,711	$5,133
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.83%	2.53%	1.48%	1.40%	1.88%(f)
Portfolio turnover rate(g)	0%(h)	6%	13%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.52	$21.71	$25.61	$25.00
Net investment income(b)	0.63	0.58	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.46	(0.24)	(4.01)	0.59
Total from investment operations	1.09	0.34	(3.57)	0.96
Distributions to shareholders from:
Net investment income	(0.63)	(0.57)	(0.41)	(0.35)
Transaction fees(b)	0.03	0.04	0.08	-
Net asset value at end of period	$22.01	$21.52	$21.71	$25.61
Market price at end of period(c)	$21.98	$21.56	$21.72	$25.69
Net Asset Value Total Return(d)	5.26%	1.77%	(13.72)%	3.87%(e)
Market Price Total Return(d)	4.91%	1.91%	(13.95)%	4.19%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$112,270	$51,639	$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.92%	2.68%	1.89%	1.52%(f)
Portfolio turnover rate(g)	3%	11%	28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
	Years Ended August 31, 2024	Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.67	$20.72	$25.00
Net investment income(b)	0.64	0.54	0.41
Net realized and unrealized gain (loss) on investments	0.48	(0.10)	(4.37)
Total from investment operations	1.12	0.44	(3.96)
Distributions to shareholders from:
Net investment income	(0.63)	(0.54)	(0.38)
Transaction fees(b)	0.03	0.05	0.06
Net asset value at end of period	$21.19	$20.67	$20.72
Market price at end of period(c)	$21.15	$20.71	$20.70
Net Asset Value Total Return(d)	5.64%	2.38%	(15.72)%(e)
Market Price Total Return(d)	5.23%	2.67%	(15.80)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,150	$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%(f)
Net investment income	3.08%	2.61%	1.93%(f)
Portfolio turnover rate(g)	5%	6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
	Years Ended August 31, 2024	For the Period February 27, 2023(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.79	$25.00
Net investment income(b)	0.86	0.41
Net realized and unrealized gain (loss) on investments	0.52	(0.36)
Total from investment operations	1.38	0.05
Distributions to shareholders from:
Net investment income	(0.83)	(0.37)
Transaction fees(b)	0.06	0.11
Net asset value at end of period	$25.40	$24.79
Market price at end of period(c)	$25.42	$24.82
Net Asset Value Total Return(d)	5.90%	0.62%(e)
Market Price Total Return(d)	5.84%	0.74%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,212	$19,835
Ratio to average net assets of:
Expenses	0.18%	0.18%(f)
Net investment income	3.41%	3.26%(f)
Portfolio turnover rate(g)	5%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.85
Net realized and unrealized gain on investments	0.96
Total from investment operations	1.81
Distributions to shareholders from:
Net investment income	(0.81)
Transaction fees(b)	0.11
Net asset value at end of period	$26.11
Market price at end of period(c)	$26.20
Net Asset Value Total Return(d)	7.80%(e)
Market Price Total Return(d)	8.16%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,606
Ratio to average net assets of:
Expenses	0.18%(f)
Net investment income	3.45%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 7.84%. The market price total return from Fund Inception to August 31, 2024 was 8.08%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	"BulletShares 2024 Corporate Bond ETF"
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	"BulletShares 2025 Corporate Bond ETF"
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	"BulletShares 2026 Corporate Bond ETF"
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	"BulletShares 2027 Corporate Bond ETF"
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	"BulletShares 2028 Corporate Bond ETF"
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	"BulletShares 2029 Corporate Bond ETF"
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	"BulletShares 2030 Corporate Bond ETF"
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	"BulletShares 2031 Corporate Bond ETF"
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	"BulletShares 2032 Corporate Bond ETF"
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	"BulletShares 2033 Corporate Bond ETF"
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	"BulletShares 2034 Corporate Bond ETF"
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	"BulletShares 2024 High Yield Corporate Bond ETF"
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	"BulletShares 2025 High Yield Corporate Bond ETF"
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	"BulletShares 2026 High Yield Corporate Bond ETF"
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	"BulletShares 2027 High Yield Corporate Bond ETF"
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	"BulletShares 2028 High Yield Corporate Bond ETF"
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	"BulletShares 2029 High Yield Corporate Bond ETF"
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	"BulletShares 2030 High Yield Corporate Bond ETF"
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	"BulletShares 2031 High Yield Corporate Bond ETF"
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	"BulletShares 2032 High Yield Corporate Bond ETF"
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	"BulletShares 2024 Municipal Bond ETF"
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	"BulletShares 2025 Municipal Bond ETF"
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	"BulletShares 2026 Municipal Bond ETF"
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	"BulletShares 2027 Municipal Bond ETF"
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	"BulletShares 2028 Municipal Bond ETF"
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	"BulletShares 2029 Municipal Bond ETF"
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	"BulletShares 2030 Municipal Bond ETF"
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	"BulletShares 2031 Municipal Bond ETF"
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	"BulletShares 2032 Municipal Bond ETF"
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	"BulletShares 2033 Municipal Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
BulletShares 2024 Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF and BulletShares 2024 Municipal Bond ETF will terminate on or about December 15, 2024. In connection with the termination of the Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Funds do not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund (except for BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF and BulletShares 2033 Municipal Bond ETF (collectively, the "BulletShares Municipal Bond ETFs")) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index
BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index
BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index
BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index
BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index
BulletShares 2031 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2031 Index
BulletShares 2032 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2032 Index
BulletShares 2033 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2033 Index
BulletShares 2034 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2034 Index
BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index
BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index
BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index
BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index
BulletShares 2029 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index
BulletShares 2030 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2030 Index
BulletShares 2031 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2031 Index
BulletShares 2032 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2032 Index
BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index
BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index
BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index
BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index
BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index
BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index
BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index
BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index
BulletShares 2032 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2032 Index
BulletShares 2033 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2033 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund (except for the BulletShares Municipal Bond ETFs) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, there were no affiliated securities lending transactions with Invesco.
J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the BulletShares Municipal Bond ETFs currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Funds’ investments. As such, each BulletShares Municipal Bond ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each BulletShares Municipal Bond ETF compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between such Funds and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Municipal Securities Risk.  The BulletShares Municipal Bond ETFs invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified and therefore can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2024 Corporate Bond ETF	0.10%
BulletShares 2025 Corporate Bond ETF	0.10%
BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2029 Corporate Bond ETF	0.10%
BulletShares 2030 Corporate Bond ETF	0.10%
BulletShares 2031 Corporate Bond ETF	0.10%
BulletShares 2032 Corporate Bond ETF	0.10%
BulletShares 2033 Corporate Bond ETF	0.10%
BulletShares 2034 Corporate Bond ETF	0.10%
BulletShares 2024 High Yield Corporate Bond ETF	0.42%
BulletShares 2025 High Yield Corporate Bond ETF	0.42%
BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2027 High Yield Corporate Bond ETF	0.42%
BulletShares 2028 High Yield Corporate Bond ETF	0.42%
BulletShares 2029 High Yield Corporate Bond ETF	0.42%
BulletShares 2030 High Yield Corporate Bond ETF	0.42%
BulletShares 2031 High Yield Corporate Bond ETF	0.42%
BulletShares 2032 High Yield Corporate Bond ETF	0.42%
BulletShares 2024 Municipal Bond ETF	0.18%
BulletShares 2025 Municipal Bond ETF	0.18%
BulletShares 2026 Municipal Bond ETF	0.18%
BulletShares 2027 Municipal Bond ETF	0.18%

Unitary Management Fees (as a % of average daily net assets)
BulletShares 2028 Municipal Bond ETF	0.18%
BulletShares 2029 Municipal Bond ETF	0.18%
BulletShares 2030 Municipal Bond ETF	0.18%
BulletShares 2031 Municipal Bond ETF	0.18%
BulletShares 2032 Municipal Bond ETF	0.18%
BulletShares 2033 Municipal Bond ETF	0.18%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
BulletShares 2024 Corporate Bond ETF	$103,424
BulletShares 2025 Corporate Bond ETF	12,939
BulletShares 2026 Corporate Bond ETF	7,497
BulletShares 2027 Corporate Bond ETF	3,028
BulletShares 2028 Corporate Bond ETF	2,853
BulletShares 2029 Corporate Bond ETF	1,361
BulletShares 2030 Corporate Bond ETF	971
BulletShares 2031 Corporate Bond ETF	599
BulletShares 2032 Corporate Bond ETF	768
BulletShares 2033 Corporate Bond ETF(a)	411
BulletShares 2034 Corporate Bond ETF(b)	10
BulletShares 2024 High Yield Corporate Bond ETF	31,322
BulletShares 2025 High Yield Corporate Bond ETF	38,622
BulletShares 2026 High Yield Corporate Bond ETF	7,899
BulletShares 2027 High Yield Corporate Bond ETF	1,348
BulletShares 2028 High Yield Corporate Bond ETF	1,608
BulletShares 2029 High Yield Corporate Bond ETF	316
BulletShares 2030 High Yield Corporate Bond ETF	239
BulletShares 2031 High Yield Corporate Bond ETF(a)	99
BulletShares 2032 High Yield Corporate Bond ETF(b)	8
BulletShares 2024 Municipal Bond ETF	-
BulletShares 2025 Municipal Bond ETF	-
BulletShares 2026 Municipal Bond ETF	-
BulletShares 2027 Municipal Bond ETF	-
BulletShares 2028 Municipal Bond ETF	-
BulletShares 2029 Municipal Bond ETF	-
BulletShares 2030 Municipal Bond ETF	-
BulletShares 2031 Municipal Bond ETF	-
BulletShares 2032 Municipal Bond ETF	-
BulletShares 2033 Municipal Bond ETF(a)	-

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).
“BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the

Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2024, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
BulletShares 2024 Corporate Bond ETF	$10,076,610	$3,751,795	$(3,766)
BulletShares 2025 Corporate Bond ETF	3,320,741	-	-
BulletShares 2026 Corporate Bond ETF	3,751,795	13,407,285	(540,369)
BulletShares 2027 Corporate Bond ETF	-	3,320,741	9,536
BulletShares 2024 High Yield Corporate Bond ETF	10,401,132	55,855,742	2,103
BulletShares 2025 High Yield Corporate Bond ETF	77,817,823	4,612,248	10,033
BulletShares 2026 High Yield Corporate Bond ETF	8,346,955	22,069,002	269,499
BulletShares 2027 High Yield Corporate Bond ETF	215,325	3,608,598	48,308
BulletShares 2028 High Yield Corporate Bond ETF	1,045,788	4,203,159	126,108
BulletShares 2029 High Yield Corporate Bond ETF	276,920	668,594	13,283
BulletShares 2030 High Yield Corporate Bond ETF	1,431,069	4,310,063	200,710
BulletShares 2031 High Yield Corporate Bond ETF(a)	113,971	990,902	16,241
BulletShares 2024 Municipal Bond ETF	1,962,371	1,545,290	(17,395)
BulletShares 2025 Municipal Bond ETF	430,481	2,298,127	(24,851)
BulletShares 2026 Municipal Bond ETF	841,438	747,864	(16,064)
BulletShares 2027 Municipal Bond ETF	801,323	1,320,870	(14,746)
BulletShares 2028 Municipal Bond ETF	1,102,861	871,519	3,988
BulletShares 2029 Municipal Bond ETF	754,455	130,452	1,555
BulletShares 2030 Municipal Bond ETF	320,273	310,788	3,736
BulletShares 2031 Municipal Bond ETF	503,821	498,983	(1,470)
BulletShares 2032 Municipal Bond ETF	908,332	560,605	7,212
BulletShares 2033 Municipal Bond ETF(a)	723,521	64,378	3,314

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2024, for each Fund (except for BulletShares 2024 Corporate Bond ETF and the BulletShares Municipal Bond ETFs). As of August 31, 2024, all of the securities in BulletShares 2024 Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,017,878,242	$-	$4,017,878,242
Money Market Funds	18,237,269	228,394,167	-	246,631,436
Total Investments	$18,237,269	$4,246,272,409	$-	$4,264,509,678
BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,674,844,523	$-	$3,674,844,523
Money Market Funds	3,810,675	364,034,920	-	367,845,595
Total Investments	$3,810,675	$4,038,879,443	$-	$4,042,690,118
BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,125,693,439	$-	$2,125,693,439
Money Market Funds	772,736	417,228,158	-	418,000,894
Total Investments	$772,736	$2,542,921,597	$-	$2,543,694,333
BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,869,789,269	$-	$1,869,789,269
Money Market Funds	74,172	417,786,979	-	417,861,151
Total Investments	$74,172	$2,287,576,248	$-	$2,287,650,420
BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,160,983,484	$-	$1,160,983,484
Money Market Funds	390,604	198,520,426	-	198,911,030
Total Investments	$390,604	$1,359,503,910	$-	$1,359,894,514
BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$907,026,666	$-	$907,026,666
Money Market Funds	446,802	106,892,904	-	107,339,706
Total Investments	$446,802	$1,013,919,570	$-	$1,014,366,372
BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$577,030,479	$-	$577,030,479
Money Market Funds	45,840	12,732,908	-	12,778,748
Total Investments	$45,840	$589,763,387	$-	$589,809,227
BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$557,812,800	$-	$557,812,800
Money Market Funds	52,309	19,919,399	-	19,971,708
Total Investments	$52,309	$577,732,199	$-	$577,784,508
BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$336,138,619	$-	$336,138,619
Money Market Funds	774,511	27,239,669	-	28,014,180
Total Investments	$774,511	$363,378,288	$-	$364,152,799

	Level 1	Level 2	Level 3	Total
BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$15,218,225	$-	$15,218,225
Money Market Funds	148,045	867,019	-	1,015,064
Total Investments	$148,045	$16,085,244	$-	$16,233,289
BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$417,722,438	$-	$417,722,438
U.S. Dollar Denominated Bonds & Notes	-	93,667,280	0	93,667,280
Variable Rate Senior Loan Interests	-	30,095,584	-	30,095,584
Money Market Funds	-	2,141,123	-	2,141,123
Total Investments	$-	$543,626,425	$0	$543,626,425
BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$955,331,258	$-	$955,331,258
Money Market Funds	51,739,099	95,039,427	-	146,778,526
Total Investments	$51,739,099	$1,050,370,685	$-	$1,102,109,784
BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$621,826,077	$-	$621,826,077
Money Market Funds	9,201,671	142,594,346	-	151,796,017
Total Investments	$9,201,671	$764,420,423	$-	$773,622,094
BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$283,303,880	$-	$283,303,880
Money Market Funds	1,229,587	70,981,128	-	72,210,715
Total Investments	$1,229,587	$354,285,008	$-	$355,514,595
BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$259,019,070	$-	$259,019,070
Money Market Funds	1,875,763	35,333,700	-	37,209,463
Total Investments	$1,875,763	$294,352,770	$-	$296,228,533
BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$100,714,124	$-	$100,714,124
Money Market Funds	526,231	6,283,845	-	6,810,076
Total Investments	$526,231	$106,997,969	$-	$107,524,200
BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$58,957,789	$-	$58,957,789
Money Market Funds	239,390	3,343,918	-	3,583,308
Total Investments	$239,390	$62,301,707	$-	$62,541,097
BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$28,847,057	$-	$28,847,057
Money Market Funds	62,297	-	-	62,297
Total Investments	$62,297	$28,847,057	$-	$28,909,354
BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$5,053,714	$-	$5,053,714
Money Market Funds	28,817	53,456	-	82,273
Total Investments	$28,817	$5,107,170	$-	$5,135,987

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024		2023
	Ordinary Income*	Ordinary Income-Tax- Exempt	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains
BulletShares 2024 Corporate Bond ETF	$118,950,789	$-	$105,337,424	$-	$-
BulletShares 2025 Corporate Bond ETF	138,306,116	-	73,303,310	-	-
BulletShares 2026 Corporate Bond ETF	109,367,273	-	56,153,843	-	-
BulletShares 2027 Corporate Bond ETF	68,666,801	-	27,800,751	-	222,384
BulletShares 2028 Corporate Bond ETF	60,586,927	-	19,483,490	-	-
BulletShares 2029 Corporate Bond ETF	34,023,895	-	9,894,400	-	-
BulletShares 2030 Corporate Bond ETF	26,770,351	-	6,959,857	-	-
BulletShares 2031 Corporate Bond ETF	18,399,736	-	4,917,628	-	-
BulletShares 2032 Corporate Bond ETF	18,218,198	-	2,192,792	-	-
BulletShares 2033 Corporate Bond ETF(a)	8,111,206	-	-	-	-
BulletShares 2034 Corporate Bond ETF(b)	86,517	-	-	-	-
BulletShares 2024 High Yield Corporate Bond ETF	40,088,169	-	33,430,307	-	-
BulletShares 2025 High Yield Corporate Bond ETF	63,763,290	-	37,484,424	-	-
BulletShares 2026 High Yield Corporate Bond ETF	30,511,802	-	16,049,115	-	-
BulletShares 2027 High Yield Corporate Bond ETF	12,133,142	-	4,974,891	-	-
BulletShares 2028 High Yield Corporate Bond ETF	10,557,068	-	2,606,497	-	-
BulletShares 2029 High Yield Corporate Bond ETF	3,197,017	-	911,111	-	-
BulletShares 2030 High Yield Corporate Bond ETF	2,599,052	-	496,088	-	-
BulletShares 2031 High Yield Corporate Bond ETF(a)	1,109,468	-	-	-	-
BulletShares 2032 High Yield Corporate Bond ETF(b)	69,434	-	-	-	-
BulletShares 2024 Municipal Bond ETF	12,599	5,041,525	5,158	3,390,456	-
BulletShares 2025 Municipal Bond ETF	4,470	5,087,313	1,292	2,771,676	-
BulletShares 2026 Municipal Bond ETF	15,654	4,443,781	11,231	2,162,885	-
BulletShares 2027 Municipal Bond ETF	2,007	3,412,311	1,299	1,773,513	-
BulletShares 2028 Municipal Bond ETF	1,153	2,641,103	127	1,345,205	-
BulletShares 2029 Municipal Bond ETF	7,929	2,304,503	2,641	1,012,624	-
BulletShares 2030 Municipal Bond ETF	11,855	2,268,491	6,680	976,311	-
BulletShares 2031 Municipal Bond ETF	3,209	1,614,201	688	472,316	-
BulletShares 2032 Municipal Bond ETF	62,158	1,744,827	469	141,962	-
BulletShares 2033 Municipal Bond ETF(a)	9,327	820,617	-	-	-

*	Includes short-term capital gain distributions, if any.
(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BulletShares 2024 Corporate Bond ETF	$1,319,053	$-	$-	$(2,552,272)	$(6,921,783)	$2,852,707,689	$2,844,552,687
BulletShares 2025 Corporate Bond ETF	296,017	-	-	(18,500,664)	(4,872,382)	4,097,446,601	4,074,369,572
BulletShares 2026 Corporate Bond ETF	675,458	-	-	(11,055,522)	(5,240,144)	3,727,782,132	3,712,161,924
BulletShares 2027 Corporate Bond ETF	266,775	-	-	4,220,484	(806,288)	2,144,571,850	2,148,252,821
BulletShares 2028 Corporate Bond ETF	190,718	-	-	16,257,338	(1,852,253)	1,876,750,404	1,891,346,207
BulletShares 2029 Corporate Bond ETF	243,581	-	-	12,012,937	(582,459)	1,163,446,609	1,175,120,668
BulletShares 2030 Corporate Bond ETF	154,052	-	-	14,867,863	(752,724)	901,351,448	915,620,639
BulletShares 2031 Corporate Bond ETF	167,230	-	-	12,405,912	(330,023)	570,304,816	582,547,935
BulletShares 2032 Corporate Bond ETF	96,115	-	-	16,903,405	(103,716)	547,602,080	564,497,884

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BulletShares 2033 Corporate Bond ETF	$127,444	$-	$-	$7,379,760	$(421)	$333,954,406	$341,461,189
BulletShares 2034 Corporate Bond ETF	2,325	-	-	199,748	-	15,376,375	15,578,448
BulletShares 2024 High Yield Corporate Bond ETF	47,068	-	-	(2,061,319)	(35,190,865)	580,617,147	543,412,031
BulletShares 2025 High Yield Corporate Bond ETF	137,003	-	-	3,420,230	(10,977,678)	1,033,066,623	1,025,646,178
BulletShares 2026 High Yield Corporate Bond ETF	128,850	-	-	4,375,759	(12,485,857)	649,306,830	641,325,582
BulletShares 2027 High Yield Corporate Bond ETF	60,749	-	-	3,967,529	(3,843,614)	287,328,922	287,513,586
BulletShares 2028 High Yield Corporate Bond ETF	133,600	-	-	4,293,847	(1,914,580)	261,356,467	263,869,334
BulletShares 2029 High Yield Corporate Bond ETF	65,470	-	-	1,695,831	(447,489)	101,770,784	103,084,596
BulletShares 2030 High Yield Corporate Bond ETF	142,688	24,658	-	2,258,708	-	57,648,848	60,074,902
BulletShares 2031 High Yield Corporate Bond ETF	10,290	-	-	721,252	(52,246)	28,637,549	29,316,845
BulletShares 2032 High Yield Corporate Bond ETF	6,515	-	-	157,717	-	5,000,025	5,164,257
BulletShares 2024 Municipal Bond ETF	-	-	19,255	(45,204)	(44,902)	189,337,291	189,266,440
BulletShares 2025 Municipal Bond ETF	-	-	13,287	(473,785)	(360,063)	228,709,642	227,889,081
BulletShares 2026 Municipal Bond ETF	-	-	20,590	(49,372)	(534,314)	215,775,924	215,212,828
BulletShares 2027 Municipal Bond ETF	-	-	15,629	(234,260)	(27,878)	168,327,586	168,081,077
BulletShares 2028 Municipal Bond ETF	-	-	18,330	(265,755)	(627,174)	122,800,272	121,925,673
BulletShares 2029 Municipal Bond ETF	-	-	17,889	(396,472)	(597,256)	123,707,162	122,731,323
BulletShares 2030 Municipal Bond ETF	-	-	27,050	(31,621)	(1,087,705)	113,362,753	112,270,477
BulletShares 2031 Municipal Bond ETF	-	-	5,407	512,742	(920,813)	74,552,203	74,149,539
BulletShares 2032 Municipal Bond ETF	-	1,435	59,918	1,059,973	-	75,090,203	76,211,529
BulletShares 2033 Municipal Bond ETF	-	-	13,211	243,170	(11,994)	49,361,573	49,605,960
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2024 Corporate Bond ETF	$3,041,613	$3,880,170	$6,921,783
BulletShares 2025 Corporate Bond ETF	1,823,817	3,048,565	4,872,382
BulletShares 2026 Corporate Bond ETF	1,726,799	3,513,345	5,240,144
BulletShares 2027 Corporate Bond ETF	298,437	507,851	806,288
BulletShares 2028 Corporate Bond ETF	213,733	1,638,520	1,852,253
BulletShares 2029 Corporate Bond ETF	26,107	556,352	582,459
BulletShares 2030 Corporate Bond ETF	283,397	469,327	752,724
BulletShares 2031 Corporate Bond ETF	48,658	281,365	330,023
BulletShares 2032 Corporate Bond ETF	103,716	-	103,716
BulletShares 2033 Corporate Bond ETF	421	-	421
BulletShares 2024 High Yield Corporate Bond ETF	17,647,469	17,543,396	35,190,865
BulletShares 2025 High Yield Corporate Bond ETF	323,671	10,654,007	10,977,678
BulletShares 2026 High Yield Corporate Bond ETF	6,393,275	6,092,582	12,485,857
BulletShares 2027 High Yield Corporate Bond ETF	1,808,895	2,034,719	3,843,614

	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2028 High Yield Corporate Bond ETF	$788,974	$1,125,606	$1,914,580
BulletShares 2029 High Yield Corporate Bond ETF	99,799	347,690	447,489
BulletShares 2031 High Yield Corporate Bond ETF	52,246	-	52,246
BulletShares 2024 Municipal Bond ETF	29,086	15,816	44,902
BulletShares 2025 Municipal Bond ETF	135,670	224,393	360,063
BulletShares 2026 Municipal Bond ETF	270,839	263,475	534,314
BulletShares 2027 Municipal Bond ETF	13,950	13,928	27,878
BulletShares 2028 Municipal Bond ETF	197,258	429,916	627,174
BulletShares 2029 Municipal Bond ETF	284,416	312,840	597,256
BulletShares 2030 Municipal Bond ETF	511,378	576,327	1,087,705
BulletShares 2031 Municipal Bond ETF	918,043	2,770	920,813
BulletShares 2033 Municipal Bond ETF	11,994	-	11,994

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2024 Corporate Bond ETF	$37,731,399	$2,303,020,438
BulletShares 2025 Corporate Bond ETF	56,297,702	115,753,589
BulletShares 2026 Corporate Bond ETF	57,773,540	76,244,483
BulletShares 2027 Corporate Bond ETF	-	8,945,985
BulletShares 2028 Corporate Bond ETF	4,195,941	5,883,689
BulletShares 2029 Corporate Bond ETF	3,539,556	6,039,861
BulletShares 2030 Corporate Bond ETF	2,812,141	5,038,460
BulletShares 2031 Corporate Bond ETF	-	3,024,552
BulletShares 2032 Corporate Bond ETF	-	435,559
BulletShares 2033 Corporate Bond ETF(a)	2,343,637	-
BulletShares 2034 Corporate Bond ETF(b)	5,908,036	20,906
BulletShares 2024 High Yield Corporate Bond ETF	249,077,820	661,801,435
BulletShares 2025 High Yield Corporate Bond ETF	715,137,266	845,826,300
BulletShares 2026 High Yield Corporate Bond ETF	218,305,655	224,458,850
BulletShares 2027 High Yield Corporate Bond ETF	28,974,926	27,645,517
BulletShares 2028 High Yield Corporate Bond ETF	22,646,051	22,834,348
BulletShares 2029 High Yield Corporate Bond ETF	4,572,465	5,497,844
BulletShares 2030 High Yield Corporate Bond ETF	7,510,669	7,339,663
BulletShares 2031 High Yield Corporate Bond ETF(a)	4,401,893	4,321,923
BulletShares 2032 High Yield Corporate Bond ETF(b)	5,124,302	234,928
BulletShares 2024 Municipal Bond ETF	96,764,401	119,285,870
BulletShares 2025 Municipal Bond ETF	49,666,268	6,949,360
BulletShares 2026 Municipal Bond ETF	92,917,956	7,380,745
BulletShares 2027 Municipal Bond ETF	66,026,314	1,612,866
BulletShares 2028 Municipal Bond ETF	51,809,747	4,396,619
BulletShares 2029 Municipal Bond ETF	64,828,709	130,452
BulletShares 2030 Municipal Bond ETF	48,498,622	2,038,033
BulletShares 2031 Municipal Bond ETF	37,383,142	2,621,030
BulletShares 2032 Municipal Bond ETF	57,125,610	2,741,941
BulletShares 2033 Municipal Bond ETF(a)	49,552,936	1,007,847

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.

For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2024 Corporate Bond ETF	$36,523,531	$507,000,927
BulletShares 2025 Corporate Bond ETF	1,025,308,099	91,690,433
BulletShares 2026 Corporate Bond ETF	1,712,162,187	76,067,050
BulletShares 2027 Corporate Bond ETF	1,047,384,944	28,488,514
BulletShares 2028 Corporate Bond ETF	1,140,729,364	38,471,435
BulletShares 2029 Corporate Bond ETF	735,999,638	-
BulletShares 2030 Corporate Bond ETF	616,632,182	-
BulletShares 2031 Corporate Bond ETF	371,360,031	9,486,263
BulletShares 2032 Corporate Bond ETF	400,791,004	5,770,748
BulletShares 2033 Corporate Bond ETF(a)	326,451,674	-
BulletShares 2034 Corporate Bond ETF(b)	9,131,547	-
BulletShares 2024 High Yield Corporate Bond ETF	62,205,747	141,049,333
BulletShares 2025 High Yield Corporate Bond ETF	423,672,612	552,058,321
BulletShares 2026 High Yield Corporate Bond ETF	326,596,261	6,721,760
BulletShares 2027 High Yield Corporate Bond ETF	170,570,513	-
BulletShares 2028 High Yield Corporate Bond ETF	188,457,700	-
BulletShares 2029 High Yield Corporate Bond ETF	78,447,265	-
BulletShares 2030 High Yield Corporate Bond ETF	43,887,396	-
BulletShares 2031 High Yield Corporate Bond ETF(a)	32,806,195	5,074,107
BulletShares 2032 High Yield Corporate Bond ETF(b)	-	-
BulletShares 2024 Municipal Bond ETF	-	6,851,548
BulletShares 2025 Municipal Bond ETF	14,229,326	-
BulletShares 2026 Municipal Bond ETF	13,927,087	-
BulletShares 2027 Municipal Bond ETF	11,508,035	-
BulletShares 2028 Municipal Bond ETF	4,393,306	-
BulletShares 2029 Municipal Bond ETF	8,781,071	-
BulletShares 2030 Municipal Bond ETF	12,740,364	-
BulletShares 2031 Municipal Bond ETF	8,565,360	-
BulletShares 2032 Municipal Bond ETF	-	-
BulletShares 2033 Municipal Bond ETF(a)	-	-

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2024 Corporate Bond ETF	$349,127	$(2,901,399)	$(2,552,272)	$2,876,018,261
BulletShares 2025 Corporate Bond ETF	3,472,075	(21,972,739)	(18,500,664)	4,283,010,342
BulletShares 2026 Corporate Bond ETF	9,899,488	(20,955,010)	(11,055,522)	4,053,745,640
BulletShares 2027 Corporate Bond ETF	13,273,062	(9,052,578)	4,220,484	2,539,473,849
BulletShares 2028 Corporate Bond ETF	20,779,928	(4,522,590)	16,257,338	2,271,393,082
BulletShares 2029 Corporate Bond ETF	14,472,556	(2,459,619)	12,012,937	1,347,881,577
BulletShares 2030 Corporate Bond ETF	14,983,783	(115,920)	14,867,863	999,498,509
BulletShares 2031 Corporate Bond ETF	12,620,096	(214,184)	12,405,912	577,403,315
BulletShares 2032 Corporate Bond ETF	17,172,890	(269,485)	16,903,405	560,881,103
BulletShares 2033 Corporate Bond ETF	7,443,384	(63,624)	7,379,760	356,773,039
BulletShares 2034 Corporate Bond ETF	204,960	(5,212)	199,748	16,033,541
BulletShares 2024 High Yield Corporate Bond ETF	186,008	(2,247,327)	(2,061,319)	545,687,744

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2025 High Yield Corporate Bond ETF	$4,676,409	$(1,256,179)	$3,420,230	$1,098,689,554
BulletShares 2026 High Yield Corporate Bond ETF	7,142,583	(2,766,824)	4,375,759	769,246,335
BulletShares 2027 High Yield Corporate Bond ETF	4,797,900	(830,371)	3,967,529	351,547,066
BulletShares 2028 High Yield Corporate Bond ETF	5,560,948	(1,267,101)	4,293,847	291,934,686
BulletShares 2029 High Yield Corporate Bond ETF	2,391,505	(695,674)	1,695,831	105,828,369
BulletShares 2030 High Yield Corporate Bond ETF	2,364,551	(105,843)	2,258,708	60,282,389
BulletShares 2031 High Yield Corporate Bond ETF	835,201	(113,949)	721,252	28,188,102
BulletShares 2032 High Yield Corporate Bond ETF	158,082	(365)	157,717	4,978,270
BulletShares 2024 Municipal Bond ETF	78,593	(123,797)	(45,204)	165,844,616
BulletShares 2025 Municipal Bond ETF	442,391	(916,176)	(473,785)	223,852,089
BulletShares 2026 Municipal Bond ETF	989,491	(1,038,863)	(49,372)	211,718,173
BulletShares 2027 Municipal Bond ETF	861,424	(1,095,684)	(234,260)	165,667,228
BulletShares 2028 Municipal Bond ETF	984,743	(1,250,498)	(265,755)	120,347,014
BulletShares 2029 Municipal Bond ETF	936,612	(1,333,084)	(396,472)	120,958,276
BulletShares 2030 Municipal Bond ETF	886,361	(917,982)	(31,621)	110,788,972
BulletShares 2031 Municipal Bond ETF	1,122,581	(609,839)	512,742	72,545,110
BulletShares 2032 Municipal Bond ETF	1,356,890	(296,917)	1,059,973	73,896,658
BulletShares 2033 Municipal Bond ETF	521,385	(278,215)	243,170	48,368,442
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, distributions, excise taxes, defaulted bonds and rounding, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BulletShares 2024 Corporate Bond ETF	$-	$1,173,475	$(1,173,475)
BulletShares 2025 Corporate Bond ETF	-	(16,374)	16,374
BulletShares 2026 Corporate Bond ETF	-	(485,337)	485,337
BulletShares 2027 Corporate Bond ETF	-	(569,891)	569,891
BulletShares 2028 Corporate Bond ETF	4,822	(1,277,576)	1,272,754
BulletShares 2029 Corporate Bond ETF	-	-	-
BulletShares 2030 Corporate Bond ETF	-	-	-
BulletShares 2031 Corporate Bond ETF	-	(391,538)	391,538
BulletShares 2032 Corporate Bond ETF	-	(249,049)	249,049
BulletShares 2033 Corporate Bond ETF	6,089	-	(6,089)
BulletShares 2034 Corporate Bond ETF	256	(256)	-
BulletShares 2024 High Yield Corporate Bond ETF	-	119,150	(119,150)
BulletShares 2025 High Yield Corporate Bond ETF	-	(4,040,923)	4,040,923
BulletShares 2026 High Yield Corporate Bond ETF	-	(223,646)	223,646
BulletShares 2027 High Yield Corporate Bond ETF	-	-	-
BulletShares 2028 High Yield Corporate Bond ETF	-	4	(4)
BulletShares 2029 High Yield Corporate Bond ETF	-	-	-
BulletShares 2030 High Yield Corporate Bond ETF	146,209	(146,209)	-
BulletShares 2031 High Yield Corporate Bond ETF	340	(183,521)	183,181
BulletShares 2032 High Yield Corporate Bond ETF	3,278	(3,278)	-
BulletShares 2024 Municipal Bond ETF	-	39,145	(39,145)
BulletShares 2025 Municipal Bond ETF	-	-	-
BulletShares 2026 Municipal Bond ETF	4,261	-	(4,261)
BulletShares 2027 Municipal Bond ETF	-	-	-
BulletShares 2028 Municipal Bond ETF	(1)	-	1

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BulletShares 2029 Municipal Bond ETF	$-	$-	$-
BulletShares 2030 Municipal Bond ETF	-	-	-
BulletShares 2031 Municipal Bond ETF	-	-	-
BulletShares 2032 Municipal Bond ETF	56,388	(56,388)	-
BulletShares 2033 Municipal Bond ETF	-	-	-
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by the Funds only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For each Fund (except for the BulletShares Municipal Bond ETFs), such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For the BulletShares Municipal Bond ETFs, such transactions are principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 11—Subsequent Event
On September 16, 2024, the classification of BulletShares 2031 Corporate Bond ETF, BulletShares 2029 High Yield Corporate Bond ETF and BulletShares 2031 Municipal Bond ETF changed from “non-diversified” to “diversified” and therefore each of these Funds is now required to meet certain diversification requirements under the 1940 Act.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the thirty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirty of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Invesco BulletShares 2024 Corporate Bond ETF (1)
Invesco BulletShares 2025 Corporate Bond ETF (1)
Invesco BulletShares 2026 Corporate Bond ETF (1)
Invesco BulletShares 2027 Corporate Bond ETF (1)
Invesco BulletShares 2028 Corporate Bond ETF (1)
Invesco BulletShares 2029 Corporate Bond ETF (1)
Invesco BulletShares 2030 Corporate Bond ETF (1)
Invesco BulletShares 2031 Corporate Bond ETF (1)
Invesco BulletShares 2032 Corporate Bond ETF (2)
Invesco BulletShares 2033 Corporate Bond ETF (3)
Invesco BulletShares 2034 Corporate Bond ETF (4)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (2)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (3)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (4)
Invesco BulletShares 2024 Municipal Bond ETF (1)
Invesco BulletShares 2025 Municipal Bond ETF (1)
Invesco BulletShares 2026 Municipal Bond ETF (1)
Invesco BulletShares 2027 Municipal Bond ETF (1)
Invesco BulletShares 2028 Municipal Bond ETF (1)
Invesco BulletShares 2029 Municipal Bond ETF (1)
Invesco BulletShares 2030 Municipal Bond ETF (1)
Invesco BulletShares 2031 Municipal Bond ETF (1)
Invesco BulletShares 2032 Municipal Bond ETF (5)
Invesco BulletShares 2033 Municipal Bond ETF (3)
(1) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the years ended August 31, 2024 and 2023
(2) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the year ended August 31, 2024 and for the period September 6, 2022 (commencement of investment operations) through August 31, 2023

Report of Independent Registered Public Accounting Firm —(continued)
(3) Statement of operations and statement of changes in net assets for the period September 18, 2023 (commencement of investment operations) through August 31, 2024
(4) Statement of operations and statement of changes in net assets for the period June 10, 2024 (commencement of investment operations) through August 31, 2024
(5) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the year ended August 31, 2024 and for the period February 27, 2023 (commencement of investment operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Qualified Short Term Gains
Invesco BulletShares 2024 Corporate Bond ETF	0%	0%	0%	2%	100%	80%	0%	$-
Invesco BulletShares 2025 Corporate Bond ETF	0%	0%	0%	0%	100%	82%	0%	-
Invesco BulletShares 2026 Corporate Bond ETF	0%	0%	0%	0%	100%	83%	0%	-
Invesco BulletShares 2027 Corporate Bond ETF	0%	0%	0%	0%	99%	87%	0%	-
Invesco BulletShares 2028 Corporate Bond ETF	0%	0%	0%	0%	99%	82%	0%	-
Invesco BulletShares 2029 Corporate Bond ETF	0%	0%	0%	0%	99%	90%	0%	-
Invesco BulletShares 2030 Corporate Bond ETF	0%	0%	0%	0%	99%	88%	0%	-
Invesco BulletShares 2031 Corporate Bond ETF	0%	0%	0%	0%	100%	93%	0%	-
Invesco BulletShares 2032 Corporate Bond ETF	0%	0%	0%	0%	100%	89%	0%	-
Invesco BulletShares 2033 Corporate Bond ETF	0%	0%	0%	0%	100%	88%	0%	-
Invesco BulletShares 2034 Corporate Bond ETF	0%	0%	0%	0%	98%	88%	0%	256
Invesco BulletShares 2024 High Yield Corporate Bond ETF	0%	0%	0%	18%	100%	89%	0%	-
Invesco BulletShares 2025 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	85%	0%	-
Invesco BulletShares 2026 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	80%	0%	-
Invesco BulletShares 2027 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	82%	0%	-
Invesco BulletShares 2028 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	87%	0%	-
Invesco BulletShares 2029 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	87%	0%	-
Invesco BulletShares 2030 High Yield Corporate Bond ETF	0%	0%	0%	0%	95%	88%	0%	145,136
Invesco BulletShares 2031 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	92%	0%	-
Invesco BulletShares 2032 High Yield Corporate Bond ETF	0%	0%	0%	0%	96%	90%	0%	3,278
Invesco BulletShares 2024 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-

Tax Information—(continued)
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Qualified Short Term Gains
Invesco BulletShares 2025 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	$-
Invesco BulletShares 2026 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-
Invesco BulletShares 2027 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-
Invesco BulletShares 2028 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-
Invesco BulletShares 2029 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-
Invesco BulletShares 2030 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-
Invesco BulletShares 2031 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%	-
Invesco BulletShares 2032 Municipal Bond ETF	0%	0%	0%	0%	10%	100%	100%	56,388
Invesco BulletShares 2033 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

Approval of Investment Advisory Contracts
At a meeting held on March 14, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2032 High Yield Corporate Bond ETF and Invesco BulletShares 2034 Corporate Bond ETF (each, a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 meeting describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2032 High Yield Corporate Bond ETF	Higher than median (36)	N/A (0)	Lower than median (111)	Higher than median (7)
Invesco BulletShares 2034 Corporate Bond ETF	Lower than median (34)	Higher than median (3)	Lower than median (54)	Same as median (9)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees

Approval of Investment Advisory Contracts—(continued)
noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of that Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-Out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco Racial and Gender Diversity ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF

The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco Racial and Gender Diversity ETF which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF and Invesco BulletShares 2032 Corporate Bond ETF;
•	0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
•	0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF and Invesco BulletShares 2032 Municipal Bond ETF;
•	0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Racial and Gender Diversity ETF;
•	0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
•	0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
•	0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
•	0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
•	0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF and Invesco BulletShares 2030 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2024 Corporate Bond ETF	X		X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2024 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2024 Municipal Bond ETF		N/A	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X		X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco Racial and Gender Diversity ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Racial and Gender Diversity ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BS-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
IIGD	Invesco Investment Grade Defensive ETF

2

Invesco Investment Grade Defensive ETF (IIGD)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.95%
Aerospace & Defense-0.67%
General Dynamics Corp., 3.75%, 05/15/2028	$310,000	$ 305,690
Air Freight & Logistics-0.70%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	330,000	318,447
Automobile Components-1.28%
BorgWarner, Inc., 2.65%, 07/01/2027	320,000	304,938
ERAC USA Finance LLC, 4.60%, 05/01/2028(c)	275,000	276,251
		581,189
Automobiles-0.62%
PACCAR Financial Corp., 4.45%, 08/06/2027	280,000	282,408
Banks-10.62%
Bank of America Corp., 3.25%, 10/21/2027	310,000	300,641
Citibank N.A., 5.80%, 09/29/2028	280,000	293,920
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	335,000	317,989
Fifth Third Bank N.A., 2.25%, 02/01/2027	300,000	284,184
JPMorgan Chase & Co., 2.95%, 10/01/2026	320,000	311,245
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	300,000	305,156
KeyBank N.A., 5.85%, 11/15/2027(b)	285,000	293,371
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	300,000	298,135
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	280,000	288,575
National Securities Clearing Corp., 4.90%, 06/26/2029(c)	310,000	317,867
PNC Bank N.A., 4.05%, 07/26/2028	310,000	305,113
Truist Bank, 3.80%, 10/30/2026	295,000	288,916
Truist Financial Corp., 1.13%, 08/03/2027	355,000	322,945
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	300,000	292,134
Wells Fargo & Co., 3.00%, 10/23/2026	330,000	320,564
Wells Fargo Bank N.A., 5.25%, 12/11/2026	280,000	285,467
		4,826,222
Beverages-0.65%
PepsiCo, Inc., 3.00%, 10/15/2027	305,000	295,796
Biotechnology-0.64%
Gilead Sciences, Inc., 2.95%, 03/01/2027(b)	300,000	290,622
Broadline Retail-0.66%
Amazon.com, Inc., 3.15%, 08/22/2027	307,000	299,588
Capital Markets-8.38%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	290,000	293,204
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	270,000	266,912
BlackRock, Inc., 1.90%, 01/28/2031	340,000	293,340
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	300,000	284,798
Cboe Global Markets, Inc., 3.65%, 01/12/2027	305,000	299,786
Charles Schwab Corp. (The), 2.45%, 03/03/2027	320,000	304,798
CME Group, Inc., 2.65%, 03/15/2032	350,000	312,228
FMR LLC, 7.57%, 06/15/2029(c)	270,000	304,590
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	$310,000	$ 305,517
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(c)	300,000	288,852
Morgan Stanley, 3.63%, 01/20/2027	280,000	275,727
Northern Trust Corp., 4.00%, 05/10/2027(b)	305,000	303,828
State Street Corp., 4.99%, 03/18/2027	270,000	274,366
		3,807,946
Chemicals-0.64%
Ecolab, Inc., 2.70%, 11/01/2026(b)	300,000	289,974
Commercial Services & Supplies-1.34%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	310,000	305,654
Veralto Corp., 5.50%, 09/18/2026(c)	300,000	304,047
		609,701
Communications Equipment-0.66%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	290,000	298,052
Consumer Finance-0.62%
American Express Co., 2.55%, 03/04/2027	295,000	282,377
Consumer Staples Distribution & Retail-2.67%
Costco Wholesale Corp., 1.60%, 04/20/2030	350,000	305,297
Kroger Co. (The), 2.65%, 10/15/2026	335,000	322,448
Target Corp., 1.95%, 01/15/2027(b)	300,000	286,526
Walmart, Inc., 1.80%, 09/22/2031(b)	350,000	300,487
		1,214,758
Containers & Packaging-0.61%
Sealed Air Corp., 1.57%, 10/15/2026(c)	300,000	279,002
Electric Utilities-7.95%
Duke Energy Corp., 2.65%, 09/01/2026	330,000	318,412
Duke Energy Florida LLC, 2.50%, 12/01/2029	340,000	311,437
Duke Energy Progress LLC, 2.00%, 08/15/2031	340,000	286,888
Entergy Corp., 2.95%, 09/01/2026	320,000	310,252
Fells Point Funding Trust, 3.05%, 01/31/2027(c)	310,000	298,058
Florida Power & Light Co., 2.45%, 02/03/2032	340,000	296,023
MidAmerican Energy Co., 3.65%, 04/15/2029	317,000	308,361
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	290,000	286,193
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	304,000	295,183
Public Service Co. of Colorado, 1.88%, 06/15/2031	370,000	309,618
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	300,000	293,937
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	290,000	297,646
		3,612,008
Electrical Equipment-0.60%
Emerson Electric Co., 2.00%, 12/21/2028(b)	297,000	271,313
Energy Equipment & Services-1.96%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	310,000	300,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2024
	Principal Amount	Value
Energy Equipment & Services-(continued)
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	$320,000	$ 314,646
Schlumberger Investment S.A., 2.65%, 06/26/2030	300,000	273,763
		889,202
Entertainment-0.68%
Netflix, Inc., 5.88%, 11/15/2028	290,000	307,030
Financial Services-2.64%
Equitable Holdings, Inc., 4.35%, 04/20/2028	290,000	286,476
Mastercard, Inc., 3.35%, 03/26/2030	325,000	311,275
Nuveen LLC, 4.00%, 11/01/2028(c)	304,000	298,535
Visa, Inc., 1.90%, 04/15/2027(b)	320,000	303,365
		1,199,651
Food Products-1.97%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	300,000	283,457
Mars, Inc., 4.55%, 04/20/2028(c)	305,000	306,681
Mondelez International, Inc., 2.63%, 03/17/2027	320,000	306,303
		896,441
Gas Utilities-1.33%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	290,000	296,345
Southern California Gas Co., 2.95%, 04/15/2027(b)	320,000	308,762
		605,107
Ground Transportation-0.64%
CSX Corp., 4.25%, 03/15/2029	290,000	289,603
Health Care Equipment & Supplies-1.28%
Abbott Laboratories, 3.75%, 11/30/2026	299,000	296,428
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	285,000	285,394
		581,822
Health Care Providers & Services-3.31%
Ascension Health, Series B, 2.53%, 11/15/2029	329,000	302,881
Elevance Health, Inc., 3.65%, 12/01/2027	300,000	293,574
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(c)	300,000	306,255
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	346,000	314,357
Sutter Health, Series 20-A, 2.29%, 08/15/2030	325,000	288,222
		1,505,289
Household Durables-0.70%
DR Horton, Inc., 1.30%, 10/15/2026	340,000	318,506
Household Products-1.29%
Kimberly-Clark Corp., 3.10%, 03/26/2030	320,000	302,674
Procter & Gamble Co. (The), 3.00%, 03/25/2030	300,000	284,680
		587,354
Independent Power and Renewable Electricity Producers-0.67%
NSTAR Electric Co., 3.20%, 05/15/2027	312,000	302,674
	Principal Amount	Value
Industrial Conglomerates-1.34%
3M Co., 2.38%, 08/26/2029	$340,000	$ 308,197
Honeywell International, Inc., 2.50%, 11/01/2026	311,000	300,278
		608,475
Industrial REITs-0.65%
Prologis L.P., 2.25%, 04/15/2030	330,000	295,186
Insurance-13.74%
Athene Global Funding, 5.58%, 01/09/2029(c)	280,000	287,716
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	340,000	310,057
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)(c)	310,000	314,179
CNO Global Funding, 5.88%, 06/04/2027(b)(c)	300,000	307,508
Corebridge Global Funding, 4.65%, 08/20/2027(c)	270,000	271,288
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	321,000	291,668
F&G Global Funding, 5.88%, 06/10/2027(c)	300,000	305,409
GA Global Funding Trust, 5.50%, 01/08/2029(c)	300,000	307,930
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)(c)	310,000	316,900
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	270,000	271,145
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	280,000	286,221
Metropolitan Life Global Funding I
3.45%, 12/18/2026(c)	305,000	299,039
5.05%, 06/11/2027(b)(c)	300,000	306,538
New York Life Global Funding, 4.85%, 01/09/2028(c)	295,000	299,484
New York Life Insurance Co., 5.88%, 05/15/2033(c)	287,000	305,622
Northwestern Mutual Global Funding
4.35%, 09/15/2027(c)	310,000	310,926
4.90%, 06/12/2028(c)	285,000	290,477
Pacific Life Global Funding II, 5.50%, 08/28/2026(c)	280,000	285,333
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	315,000	295,728
Principal Life Global Funding II, 1.50%, 11/17/2026(c)	290,000	272,735
RGA Global Funding, 5.45%, 05/24/2029(c)	300,000	309,623
		6,245,526
Interactive Media & Services-1.35%
Alphabet, Inc., 1.10%, 08/15/2030(b)	374,000	316,950
Meta Platforms, Inc., 3.85%, 08/15/2032	310,000	297,090
		614,040
IT Services-1.24%
DXC Technology Co., 1.80%, 09/15/2026	300,000	281,912
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	300,000	281,916
		563,828
Machinery-4.58%
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	300,000	306,278
Caterpillar, Inc., 2.60%, 04/09/2030(b)	310,000	284,941
Cummins, Inc., 1.50%, 09/01/2030(b)	345,000	295,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2024
	Principal Amount	Value
Machinery-(continued)
Deere & Co., 3.10%, 04/15/2030	$330,000	$ 310,293
Illinois Tool Works, Inc., 2.65%, 11/15/2026	310,000	300,696
John Deere Capital Corp., 4.95%, 07/14/2028	280,000	287,330
Parker-Hannifin Corp., 4.25%, 09/15/2027	300,000	298,532
		2,083,313
Media-1.23%
Comcast Corp., 4.15%, 10/15/2028	270,000	268,114
Cox Communications, Inc., 3.35%, 09/15/2026(b)(c)	300,000	291,921
		560,035
Multi-Utilities-1.93%
Consumers Energy Co., 4.70%, 01/15/2030	280,000	284,141
DTE Electric Co., 2.25%, 03/01/2030	340,000	304,823
WEC Energy Group, Inc., 5.60%, 09/12/2026	280,000	285,668
		874,632
Oil, Gas & Consumable Fuels-3.92%
Chevron Corp., 2.24%, 05/11/2030	330,000	296,162
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	290,000	282,502
Chevron USA, Inc., 1.02%, 08/12/2027	325,000	297,495
ConocoPhillips Co., 6.95%, 04/15/2029	270,000	299,892
Exxon Mobil Corp., 3.48%, 03/19/2030	320,000	308,274
Pioneer Natural Resources Co., 1.90%, 08/15/2030	340,000	296,324
		1,780,649
Paper & Forest Products-0.67%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	340,000	303,347
Passenger Airlines-0.67%
Southwest Airlines Co., 5.13%, 06/15/2027	300,000	302,616
Personal Care Products-0.69%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	310,000	311,436
Pharmaceuticals-1.96%
Johnson & Johnson, 1.30%, 09/01/2030(b)	350,000	300,320
Pfizer, Inc., 3.00%, 12/15/2026	310,000	302,249
Zoetis, Inc., 3.00%, 09/12/2027(b)	300,000	288,078
		890,647
Professional Services-0.68%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	335,000	307,994
Residential REITs-0.68%
Mid-America Apartments L.P., 3.60%, 06/01/2027	315,000	308,134
Semiconductors & Semiconductor Equipment-2.61%
Applied Materials, Inc., 3.30%, 04/01/2027	305,000	298,207
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp., 4.00%, 03/15/2029	$290,000	$ 286,731
NVIDIA Corp., 2.85%, 04/01/2030	320,000	300,172
QUALCOMM, Inc., 3.25%, 05/20/2027	310,000	302,437
		1,187,547
Software-1.96%
Adobe, Inc., 2.30%, 02/01/2030(b)	320,000	290,869
Microsoft Corp., 3.30%, 02/06/2027	300,000	295,404
Salesforce, Inc., 3.70%, 04/11/2028(b)	310,000	305,435
		891,708
Specialty Retail-1.97%
Home Depot, Inc. (The), 2.95%, 06/15/2029	305,000	288,521
Lowe’s Cos., Inc., 3.10%, 05/03/2027	315,000	304,658
TJX Cos., Inc. (The), 2.25%, 09/15/2026	315,000	302,737
		895,916
Technology Hardware, Storage & Peripherals-0.66%
Apple, Inc., 1.65%, 02/08/2031(b)	350,000	301,672
Textiles, Apparel & Luxury Goods-0.64%
NIKE, Inc., 2.85%, 03/27/2030(b)	310,000	288,860
Total U.S. Dollar Denominated Bonds & Notes (Cost $45,001,887)		44,963,333
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $52,426)	52,426	52,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $45,054,313)		45,015,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.82%
Invesco Private Government Fund, 5.28%(d)(e)(f)	2,368,135	2,368,135
Invesco Private Prime Fund, 5.46%(d)(e)(f)	6,181,889	6,184,362
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,552,175)		8,552,497
TOTAL INVESTMENTS IN SECURITIES-117.88% (Cost $53,606,488)		53,568,256
OTHER ASSETS LESS LIABILITIES-(17.88)%		(8,126,175)
NET ASSETS-100.00%		$45,442,081

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $10,416,275, which represented 22.92% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,154	$3,673,008	$(3,770,736)	$-	$-	$52,426	$5,758
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,313,996	25,977,750	(26,923,611)	-	-	2,368,135	148,711*
Invesco Private Prime Fund	8,521,578	65,706,399	(68,047,458)	58	3,785	6,184,362	399,698*
Total	$11,985,728	$95,357,157	$(98,741,805)	$58	$3,785	$8,604,923	$554,167

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Statement of Assets and Liabilities
August 31, 2024
Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$44,963,333
Affiliated investments in securities, at value	8,604,923
Cash	5,325
Receivable for:
Dividends and interest	470,826
Securities lending	927
Investments sold	4,495,701
Total assets	58,541,035
Liabilities:
Payable for:
Investments purchased	4,541,790
Collateral upon return of securities loaned	8,552,175
Accrued unitary management fees	4,989
Total liabilities	13,098,954
Net Assets	$45,442,081
Net assets consist of:
Shares of beneficial interest	$49,464,356
Distributable earnings (loss)	(4,022,275)
Net Assets	$45,442,081
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,850,001
Net asset value	$24.56
Market price	$24.57
Unaffiliated investments in securities, at cost	$45,001,887
Affiliated investments in securities, at cost	$8,604,601
(a)Includes securities on loan with an aggregate value of:	$7,977,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the year ended August 31, 2024
Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$2,338,130
Affiliated dividend income	5,758
Securities lending income, net	16,192
Total investment income	2,360,080
Expenses:
Unitary management fees	72,525
Less: Waivers	(108)
Net expenses	72,417
Net investment income	2,287,663
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(666,799)
Affiliated investment securities	3,785
In-kind redemptions	(371,649)
Net realized gain (loss)	(1,034,663)
Change in net unrealized appreciation of:
Unaffiliated investment securities	2,796,505
Affiliated investment securities	58
Change in net unrealized appreciation	2,796,563
Net realized and unrealized gain	1,761,900
Net increase in net assets resulting from operations	$4,049,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco Investment Grade Defensive ETF (IIGD)
	2024	2023
Operations:
Net investment income	$2,287,663	$2,582,258
Net realized gain (loss)	(1,034,663)	(3,758,716)
Change in net unrealized appreciation	2,796,563	1,226,149
Net increase in net assets resulting from operations	4,049,563	49,691
Distributions to Shareholders from:
Distributable earnings	(2,288,363)	(2,622,032)
Shareholder Transactions:
Proceeds from shares sold	2,377,325	127,540,684
Value of shares repurchased	(32,270,485)	(108,435,431)
Net increase (decrease) in net assets resulting from share transactions	(29,893,160)	19,105,253
Net increase (decrease) in net assets	(28,131,960)	16,532,912
Net assets:
Beginning of year	73,574,041	57,041,129
End of year	$45,442,081	$73,574,041
Changes in Shares Outstanding:
Shares sold	100,000	5,300,000
Shares repurchased	(1,350,000)	(4,550,000)
Shares outstanding, beginning of year	3,100,001	2,350,001
Shares outstanding, end of year	1,850,001	3,100,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Investment Grade Defensive ETF (IIGD)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$23.73	$24.27	$26.75	$27.43	$26.30
Net investment income(a)	0.98	0.80	0.31	0.33	0.53
Net realized and unrealized gain (loss) on investments	0.83	(0.58)	(2.30)	(0.27)	1.14
Total from investment operations	1.81	0.22	(1.99)	0.06	1.67
Distributions to shareholders from:
Net investment income	(0.98)	(0.76)	(0.32)	(0.33)	(0.53)
Net realized gains	-	-	(0.17)	(0.41)	(0.02)
Total distributions	(0.98)	(0.76)	(0.49)	(0.74)	(0.55)
Transaction fees(a)	-	-	-	-	0.01
Net asset value at end of year	$24.56	$23.73	$24.27	$26.75	$27.43
Market price at end of year(b)	$24.57	$23.73	$24.20	$26.76	$27.41
Net Asset Value Total Return(c)	7.84%	0.95%	(7.55)%	0.21%	6.50%
Market Price Total Return(c)	7.88%	1.24%	(7.82)%	0.32%	6.13%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$45,442	$73,574	$57,041	$97,655	$83,647
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	4.10%	3.32%	1.21%	1.21%	1.98%
Portfolio turnover rate(d)	75%	84%	51%	53%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a

11

particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

12

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

13

G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, there were no affiliated securities lending transactions with Invesco.
J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income

14

dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other

15

services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees of $108.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Invesco Indexing LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$44,963,333	$-	$44,963,333
Money Market Funds	52,426	8,552,497	-	8,604,923
Total Investments	$52,426	$53,515,830	$-	$53,568,256
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
Ordinary income	$2,288,363	$2,622,032

16

Tax Components of Net Assets at Fiscal Year-End:
Net unrealized appreciation (depreciation) — investments	$(55,068)
Capital loss carryforward	(3,967,207)
Shares of beneficial interest	49,464,356
Total net assets	$45,442,081
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$1,339,542	$2,627,665	$3,967,207

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $41,058,274 and $41,556,014, respectively.
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were $2,378,210 and $31,887,370, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$617,738
Aggregate unrealized (depreciation) of investments	(672,806)
Net unrealized appreciation of investments	$(55,068)
Cost of investments for tax purposes is $53,623,324.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, undistributed net investment income (loss) was increased by $700, undistributed net realized gain (loss) was increased by $468,818 and Shares of beneficial interest were increased by $(469,518). These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at

17

least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Investment Grade Defensive ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Investment Grade Defensive ETF (one of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter referred to as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	99%
Qualified Interest Income*	99%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20

Approval of Investment Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco Racial and Gender Diversity ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF

The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco Racial and Gender Diversity ETF which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

21

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF and Invesco BulletShares 2032 Corporate Bond ETF;
•	0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
•	0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF and Invesco BulletShares 2032 Municipal Bond ETF;
•	0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Racial and Gender Diversity ETF;
•	0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
•	0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
•	0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
•	0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
•	0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF and Invesco BulletShares 2030 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2024 Corporate Bond ETF	X		X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X

22

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2024 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2024 Municipal Bond ETF		N/A	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X		X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco Racial and Gender Diversity ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Racial and Gender Diversity ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

23

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

24

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

25

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-FIF-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
POWA	Invesco Bloomberg Pricing Power ETF
IUS	Invesco RAFITM Strategic US ETF

2

Invesco Bloomberg Pricing Power ETF (POWA)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Consumer Discretionary-10.45%
Best Buy Co., Inc.(b)	52,141	$ 5,234,956
Home Depot, Inc. (The)	11,123	4,098,826
LKQ Corp.(b)	83,596	3,476,758
Lowe’s Cos., Inc.(b)	16,621	4,130,318
Tractor Supply Co.	12,989	3,475,207
		20,416,065
Consumer Staples-11.81%
Archer-Daniels-Midland Co.(b)	59,383	3,621,769
Costco Wholesale Corp.	4,586	4,092,454
Hershey Co. (The)(b)	17,883	3,452,492
Kroger Co. (The)	68,176	3,627,645
Sysco Corp.(b)	50,544	3,940,916
Walmart, Inc.	56,334	4,350,675
		23,085,951
Financials-2.17%
MSCI, Inc.(b)	7,297	4,236,565
Health Care-21.80%
Cardinal Health, Inc.	38,169	4,302,410
Cencora, Inc.(b)	16,962	4,063,586
GE HealthCare Technologies, Inc.(b)	45,597	3,867,537
IQVIA Holdings, Inc.(c)	16,266	4,091,712
McKesson Corp.	6,596	3,700,884
Mettler-Toledo International, Inc.(c)	2,451	3,527,185
Neurocrine Biosciences, Inc.(b)(c)	26,367	3,350,191
STERIS PLC	15,939	3,842,893
Veeva Systems, Inc., Class A(b)(c)	17,866	3,866,917
Vertex Pharmaceuticals, Inc.(c)	8,213	4,072,745
Zoetis, Inc.	21,365	3,920,264
		42,606,324
Industrials-29.58%
AMETEK, Inc.	21,109	3,610,694
Cummins, Inc.	12,800	4,004,480
Dover Corp.	19,605	3,647,118
Fastenal Co.	55,142	3,765,096
HEICO Corp.(b)	17,035	4,370,500
IDEX Corp.	16,861	3,481,459
Illinois Tool Works, Inc.	14,777	3,741,241
J.B. Hunt Transport Services, Inc.	23,269	4,030,191
Johnson Controls International PLC	50,174	3,655,176
Lockheed Martin Corp.	7,829	4,447,655
Otis Worldwide Corp.	37,206	3,523,036
Quanta Services, Inc.	13,556	3,729,662
Republic Services, Inc.	19,679	4,097,365
Rollins, Inc.	79,725	4,000,600
Waste Management, Inc.	17,498	3,710,276
		57,814,549
	Shares	Value
Information Technology-13.58%
Accenture PLC, Class A (Ireland)	11,969	$ 4,092,800
Amphenol Corp., Class A	54,638	3,685,333
Autodesk, Inc.(c)	16,713	4,318,639
Cadence Design Systems, Inc.(c)	12,544	3,373,458
Lam Research Corp.	3,805	3,123,943
ServiceNow, Inc.(c)	4,768	4,076,640
VeriSign, Inc.(c)	21,001	3,862,084
		26,532,897
Materials-5.88%
AptarGroup, Inc.	24,707	3,784,865
Avery Dennison Corp.	16,021	3,554,259
CRH PLC	45,806	4,157,811
		11,496,935
Real Estate-4.64%
Equinix, Inc.(b)	4,704	3,924,830
Iron Mountain, Inc.	45,408	5,142,910
		9,067,740
Total Common Stocks & Other Equity Interests (Cost $170,745,648)		195,257,026
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $24,059)	24,059	24,059
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $170,769,707)		195,281,085
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.76%
Invesco Private Government Fund, 5.28%(d)(e)(f)	6,377,367	6,377,367
Invesco Private Prime Fund, 5.46%(d)(e)(f)	16,597,444	16,604,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,980,567)		22,981,450
TOTAL INVESTMENTS IN SECURITIES-111.68% (Cost $193,750,274)		218,262,535
OTHER ASSETS LESS LIABILITIES-(11.68)%		(22,834,429)
NET ASSETS-100.00%		$195,428,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,056,673	$(4,032,614)	$-	$-	$24,059	$5,203
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	113,705,025	(107,327,658)	-	-	6,377,367	189,226*
Invesco Private Prime Fund	-	196,818,764	(180,211,626)	883	(3,938)	16,604,083	495,593*
Total	$-	$314,580,462	$(291,571,898)	$883	$(3,938)	$23,005,509	$690,022

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.86%
Alphabet, Inc., Class A	120,743	$ 19,726,991
AT&T, Inc.	344,777	6,861,062
Charter Communications, Inc., Class A(b)(c)	5,051	1,755,425
Comcast Corp., Class A	152,415	6,031,062
EchoStar Corp., Class A(b)(c)	14,094	261,303
Electronic Arts, Inc.	3,612	548,374
Fox Corp., Class A	19,520	807,542
Frontier Communications Parent, Inc.(b)(c)	5,828	167,846
IAC, Inc.(b)(c)	2,752	145,251
Interpublic Group of Cos., Inc. (The)	9,448	308,099
Liberty Broadband Corp., Class C(b)	4,014	250,393
Liberty Media Corp.-Liberty Formula One(b)(c)	2,287	178,500
Live Nation Entertainment, Inc.(b)	1,980	193,387
Lumen Technologies, Inc.(b)	324,363	1,702,906
Meta Platforms, Inc., Class A	22,544	11,752,413
Netflix, Inc.(b)	2,267	1,589,960
News Corp., Class A	12,363	350,244
Nexstar Media Group, Inc., Class A(c)	1,439	245,896
Omnicom Group, Inc.(c)	3,960	397,703
Paramount Global, Class B	56,572	592,309
Pinterest, Inc., Class A(b)	4,300	137,772
Take-Two Interactive Software, Inc.(b)	1,221	197,448
TEGNA, Inc.	11,118	154,318
Telephone and Data Systems, Inc.(c)	9,206	217,446
T-Mobile US, Inc.	9,738	1,935,135
Verizon Communications, Inc.	156,613	6,543,291
Walt Disney Co. (The)	28,902	2,612,163
Warner Bros. Discovery, Inc.(b)	165,510	1,297,598
		66,961,837
Consumer Discretionary-11.45%
Academy Sports & Outdoors, Inc.(c)	2,923	162,168
Adient PLC(b)	7,393	167,230
Advance Auto Parts, Inc.(c)	2,730	123,696
Airbnb, Inc., Class A(b)	5,462	640,747
Amazon.com, Inc.(b)	59,253	10,576,660
Aptiv PLC(b)(c)	5,898	421,884
Aramark(c)	7,737	283,406
Asbury Automotive Group, Inc.(b)(c)	963	236,551
Autoliv, Inc. (Sweden)	1,953	200,124
AutoNation, Inc.(b)(c)	1,827	325,169
AutoZone, Inc.(b)	265	843,092
Best Buy Co., Inc.	9,008	904,403
Booking Holdings, Inc.	476	1,860,793
BorgWarner, Inc.	9,278	316,101
Brunswick Corp.(c)	2,261	178,732
Burlington Stores, Inc.(b)	909	243,830
Caesars Entertainment, Inc.(b)(c)	7,404	278,687
Capri Holdings Ltd.(b)	5,559	198,567
CarMax, Inc.(b)	5,480	463,334
Carnival Corp.(b)	27,215	449,048
Chipotle Mexican Grill, Inc.(b)	4,879	273,614
Coupang, Inc. (South Korea)(b)	12,612	279,356
D.R. Horton, Inc.	6,032	1,138,600
Dana, Inc.	11,337	127,995
Darden Restaurants, Inc.(c)	2,254	356,470
Deckers Outdoor Corp.(b)	183	175,550
	Shares	Value
Consumer Discretionary-(continued)
Dick’s Sporting Goods, Inc.	1,779	$ 421,552
DoorDash, Inc., Class A(b)	2,307	296,934
eBay, Inc.	11,579	684,319
Expedia Group, Inc.(b)	4,649	646,629
Ford Motor Co.	294,760	3,298,364
Gap, Inc. (The)(c)	7,895	177,085
Garmin Ltd.	1,444	264,671
General Motors Co.	101,779	5,066,559
Genuine Parts Co.	2,851	408,434
Goodyear Tire & Rubber Co. (The)(b)(c)	24,194	213,391
Group 1 Automotive, Inc.	800	301,408
H&R Block, Inc.	3,026	191,576
Harley-Davidson, Inc.(c)	5,188	194,239
Hasbro, Inc.	2,611	177,966
Hilton Worldwide Holdings, Inc.	2,224	488,479
Home Depot, Inc. (The)	12,935	4,766,548
Hyatt Hotels Corp., Class A	1,459	221,651
KB Home	2,978	249,288
Kohl’s Corp.	12,709	246,428
Las Vegas Sands Corp.	6,775	264,157
Lear Corp.	3,014	351,583
Lennar Corp., Class A	6,812	1,240,193
Lithia Motors, Inc., Class A(c)	1,321	397,727
LKQ Corp.	8,103	337,004
Lowe’s Cos., Inc.	10,271	2,552,344
lululemon athletica, inc.(b)	871	225,998
Macy’s, Inc.	19,970	310,933
Marriott International, Inc., Class A	3,301	774,712
McDonald’s Corp.	5,712	1,648,826
MercadoLibre, Inc. (Brazil)(b)	289	595,820
Meritage Homes Corp.(c)	908	179,848
MGM Resorts International(b)(c)	11,566	434,766
Mohawk Industries, Inc.(b)	2,005	311,056
Murphy USA, Inc.(c)	635	329,965
Newell Brands, Inc.	23,690	167,962
NIKE, Inc., Class B	20,010	1,667,233
Norwegian Cruise Line Holdings Ltd.(b)	11,987	214,447
NVR, Inc.(b)	48	440,278
ODP Corp. (The)(b)(c)	3,812	117,600
O’Reilly Automotive, Inc.(b)	651	735,610
PENN Entertainment, Inc.(b)(c)	11,455	213,292
Polaris, Inc.	2,326	196,896
Pool Corp.	472	165,965
PulteGroup, Inc.	4,480	589,792
PVH Corp.	2,215	218,598
Ralph Lauren Corp.	1,229	210,479
RH(b)(c)	647	164,144
Ross Stores, Inc.	4,267	642,653
Royal Caribbean Cruises Ltd.(b)	2,608	429,329
Service Corp. International(c)	2,601	203,580
Signet Jewelers Ltd.(c)	1,569	131,953
Skechers U.S.A., Inc., Class A(b)	2,986	204,481
Starbucks Corp.	12,382	1,170,966
Tapestry, Inc.	6,408	262,536
Taylor Morrison Home Corp., Class A(b)	3,779	254,440
Tesla, Inc.(b)	11,796	2,525,642
Thor Industries, Inc.(c)	2,190	234,899
TJX Cos., Inc. (The)	13,680	1,604,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2024
	Shares	Value
Consumer Discretionary-(continued)
Toll Brothers, Inc.	2,605	$ 375,302
Tractor Supply Co.	1,314	351,561
Ulta Beauty, Inc.(b)	851	300,267
V.F. Corp.	16,531	301,030
Vail Resorts, Inc.(c)	821	149,176
Valvoline, Inc.(b)	4,135	174,497
Whirlpool Corp.	3,489	349,912
Williams-Sonoma, Inc.	1,646	221,107
Yum! Brands, Inc.	1,104	148,952
		64,635,093
Consumer Staples-8.71%
Albertson’s Cos., Inc., Class A(c)	36,732	720,682
Altria Group, Inc.	35,563	1,912,223
Andersons, Inc. (The)(c)	4,243	216,266
Archer-Daniels-Midland Co.	30,640	1,868,734
BJ’s Wholesale Club Holdings, Inc.(b)	3,217	257,231
Brown-Forman Corp., Class B(c)	3,778	172,239
Bunge Global S.A.	8,450	856,661
Campbell Soup Co.	3,945	196,145
Casey’s General Stores, Inc.	727	263,399
Church & Dwight Co., Inc.	2,088	212,725
Clorox Co. (The)	1,443	228,441
Coca-Cola Co. (The)	39,759	2,881,335
Colgate-Palmolive Co.	7,679	817,813
Conagra Brands, Inc.	13,345	416,364
Constellation Brands, Inc., Class A	2,434	585,888
Costco Wholesale Corp.	4,602	4,106,733
Darling Ingredients, Inc.(b)(c)	4,374	182,527
Dollar General Corp.(c)	5,281	438,165
Dollar Tree, Inc.(b)	5,281	446,192
Estee Lauder Cos., Inc. (The), Class A	3,588	328,876
General Mills, Inc.	12,032	869,793
Hershey Co. (The)	2,147	414,500
Hormel Foods Corp.	10,110	329,081
Ingredion, Inc.(c)	1,523	204,554
J.M. Smucker Co. (The)	3,309	379,476
Kellanova	5,837	470,521
Keurig Dr Pepper, Inc.	20,174	738,570
Kimberly-Clark Corp.	4,478	647,787
Kraft Heinz Co. (The)	40,938	1,450,433
Kroger Co. (The)	36,441	1,939,026
McCormick & Co., Inc.	3,393	271,542
Molson Coors Beverage Co., Class B	8,381	452,323
Mondelez International, Inc., Class A	19,960	1,433,328
Monster Beverage Corp.(b)	4,852	228,675
PepsiCo, Inc.	15,032	2,598,732
Performance Food Group Co.(b)(c)	8,007	597,642
Philip Morris International, Inc.	16,506	2,035,025
Post Holdings, Inc.(b)	1,750	202,598
Procter & Gamble Co. (The)	25,499	4,374,098
Sysco Corp.	14,061	1,096,336
Target Corp.	11,788	1,810,873
Tyson Foods, Inc., Class A	16,538	1,063,559
United Natural Foods, Inc.(b)(c)	29,325	443,687
US Foods Holding Corp.(b)	8,624	510,627
Walgreens Boots Alliance, Inc.	85,377	789,737
Walmart, Inc.	86,558	6,684,874
		49,146,036
	Shares	Value
Energy-10.06%
Antero Resources Corp.(b)	8,043	$ 217,081
APA Corp.	14,181	404,017
Baker Hughes Co., Class A	23,302	819,531
Cheniere Energy, Inc.	6,629	1,228,089
Chesapeake Energy Corp.(c)	5,372	400,160
Chevron Corp.	60,445	8,942,838
Chord Energy Corp.	1,787	265,244
Civitas Resources, Inc.	4,157	254,949
CNX Resources Corp.(b)(c)	7,741	214,193
ConocoPhillips	35,062	3,989,705
Coterra Energy, Inc.	27,179	661,265
CVR Energy, Inc.(c)	7,164	182,109
Delek US Holdings, Inc.(c)	8,152	166,464
Devon Energy Corp.	18,181	814,145
Diamondback Energy, Inc.	5,013	978,086
EOG Resources, Inc.	14,856	1,913,750
EQT Corp.	12,342	413,580
Exxon Mobil Corp.	116,302	13,716,658
Halliburton Co.	17,804	553,526
Helmerich & Payne, Inc.(c)	4,126	134,631
Hess Corp.	3,307	456,564
HF Sinclair Corp.	12,605	619,410
Kinder Morgan, Inc.	58,814	1,268,618
Marathon Oil Corp.	28,458	815,322
Marathon Petroleum Corp.	23,578	4,176,135
Matador Resources Co.	3,059	173,507
Murphy Oil Corp.	5,722	213,316
NOV, Inc.	8,593	152,698
Occidental Petroleum Corp.	31,731	1,808,032
ONEOK, Inc.	9,257	854,977
Ovintiv, Inc.	11,625	497,899
PBF Energy, Inc., Class A(c)	11,251	383,209
Peabody Energy Corp.(c)	9,568	223,987
Permian Resources Corp.	11,413	162,521
Phillips 66	20,498	2,876,074
Range Resources Corp.(c)	5,154	154,002
Schlumberger N.V.	23,322	1,025,935
SM Energy Co.(c)	4,033	184,026
Southwestern Energy Co.(b)	43,432	277,096
Targa Resources Corp.	4,116	604,640
TechnipFMC PLC (United Kingdom)	6,828	183,264
Valero Energy Corp.	19,221	2,820,297
World Kinect Corp.(c)	19,577	563,622
		56,765,172
Financials-9.12%
Affiliated Managers Group, Inc.(c)	1,110	192,951
Allstate Corp. (The)	7,607	1,437,267
American Express Co.	10,615	2,745,570
American Financial Group, Inc.	2,150	287,283
Aon PLC, Class A	2,445	840,395
Arch Capital Group Ltd.(b)	6,304	712,919
Assurant, Inc.	1,569	308,073
Berkshire Hathaway, Inc., Class B(b)	36,530	17,385,358
Blackstone, Inc., Class A	8,180	1,164,505
Block, Inc., Class A(b)	6,768	447,229
Bread Financial Holdings, Inc.	5,004	291,083
Brown & Brown, Inc.	1,708	179,562
Cboe Global Markets, Inc.	970	199,238
Chubb Ltd.	8,782	2,495,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	3,737	$ 512,081
Corpay, Inc.(b)	936	295,355
Everest Group Ltd.	1,484	582,084
First American Financial Corp.(c)	3,459	220,684
Fiserv, Inc.(b)	9,507	1,659,922
Franklin Resources, Inc.	8,484	171,716
Hartford Financial Services Group, Inc. (The)	8,764	1,017,500
Janus Henderson Group PLC	4,621	173,796
LPL Financial Holdings, Inc.	1,167	261,805
Markel Group, Inc.(b)	343	549,033
Marsh & McLennan Cos., Inc.	4,460	1,014,695
Mastercard, Inc., Class A	5,062	2,446,667
Moody’s Corp.	822	400,922
MSCI, Inc.	386	224,108
Nasdaq, Inc.	3,573	257,542
NU Holdings Ltd., Class A (Brazil)(b)	13,392	200,478
Old Republic International Corp.	10,333	370,645
OneMain Holdings, Inc.	6,357	314,099
PayPal Holdings, Inc.(b)	22,672	1,642,133
Progressive Corp. (The)	6,836	1,724,039
Reinsurance Group of America, Inc.	2,705	597,156
RenaissanceRe Holdings Ltd. (Bermuda)	1,291	328,934
StoneX Group, Inc.(b)(c)	6,539	541,822
T. Rowe Price Group, Inc.	3,827	405,815
TPG, Inc.(c)	4,711	237,670
Tradeweb Markets, Inc., Class A	1,363	161,161
Travelers Cos., Inc. (The)	6,407	1,461,244
Visa, Inc., Class A	13,998	3,868,627
W.R. Berkley Corp.	7,268	433,900
Western Union Co. (The)(c)	12,254	149,499
Willis Towers Watson PLC	1,882	549,751
		51,461,985
Health Care-14.94%
Abbott Laboratories	19,065	2,159,492
AbbVie, Inc.	21,879	4,295,066
Agilent Technologies, Inc.	2,345	335,147
Align Technology, Inc.(b)	712	168,901
Amgen, Inc.	4,595	1,533,949
Avantor, Inc.(b)	7,632	197,211
Baxter International, Inc.	11,335	430,050
Becton, Dickinson and Co.	3,951	957,762
Biogen, Inc.(b)	1,843	377,373
Boston Scientific Corp.(b)	7,436	608,190
Bristol-Myers Squibb Co.	64,166	3,205,092
Cardinal Health, Inc.	23,141	2,608,453
Cencora, Inc.	10,667	2,555,493
Centene Corp.(b)	31,541	2,486,377
Cigna Group (The)	11,551	4,179,267
Cooper Cos., Inc. (The)(b)	1,882	198,984
CVS Health Corp.	103,674	5,934,300
Danaher Corp.	5,319	1,432,460
DaVita, Inc.(b)(c)	1,892	285,541
DexCom, Inc.(b)	1,337	92,708
Edwards Lifesciences Corp.(b)	3,720	260,251
Elanco Animal Health, Inc.(b)	9,428	145,851
Elevance Health, Inc.	5,653	3,148,099
Eli Lilly and Co.	1,708	1,639,714
GE HealthCare Technologies, Inc.	4,359	369,730
Gilead Sciences, Inc.	25,171	1,988,509
	Shares	Value
Health Care-(continued)
GRAIL, Inc.(b)(c)	271	$ 3,824
HCA Healthcare, Inc.	3,825	1,513,132
Henry Schein, Inc.(b)	3,448	243,256
Hologic, Inc.(b)	3,354	272,479
Humana, Inc.	5,090	1,804,252
Illumina, Inc.(b)	1,514	198,940
Intuitive Surgical, Inc.(b)	1,356	668,006
IQVIA Holdings, Inc.(b)	1,991	500,836
Jazz Pharmaceuticals PLC(b)	1,680	194,846
Johnson & Johnson	34,046	5,646,870
Labcorp Holdings, Inc.	2,328	535,184
McKesson Corp.	5,830	3,271,096
Medtronic PLC	23,174	2,052,753
Merck & Co., Inc.	23,616	2,797,315
Mettler-Toledo International, Inc.(b)	137	197,154
Moderna, Inc.(b)(c)	3,085	238,779
Molina Healthcare, Inc.(b)	1,354	473,616
Perrigo Co. PLC	5,149	149,836
Pfizer, Inc.	141,849	4,115,039
Quest Diagnostics, Inc.	2,542	399,018
Regeneron Pharmaceuticals, Inc.(b)	1,122	1,329,222
ResMed, Inc.(c)	880	215,618
STERIS PLC	1,022	246,404
Stryker Corp.	2,238	806,620
Tenet Healthcare Corp.(b)	2,771	459,543
Thermo Fisher Scientific, Inc.	3,465	2,131,217
United Therapeutics Corp.(b)	609	221,402
UnitedHealth Group, Inc.	15,283	9,020,027
Universal Health Services, Inc., Class B	1,900	452,143
Vertex Pharmaceuticals, Inc.(b)	1,411	699,701
Viatris, Inc.	64,259	776,249
West Pharmaceutical Services, Inc.	455	142,702
Zimmer Biomet Holdings, Inc.	3,531	407,689
Zoetis, Inc.	2,930	537,626
		84,316,364
Industrials-10.34%
3M Co.	12,079	1,626,920
A.O. Smith Corp.	1,820	152,370
AECOM	2,885	288,904
AGCO Corp.	2,380	216,675
American Airlines Group, Inc.(b)(c)	10,760	114,271
AMETEK, Inc.	1,847	315,929
Atkore, Inc.	1,031	96,223
Automatic Data Processing, Inc.	3,272	902,777
Avis Budget Group, Inc.(c)	4,374	358,624
Beacon Roofing Supply, Inc.(b)	2,400	217,440
Boeing Co. (The)(b)	4,460	774,880
Boise Cascade Co.	1,284	174,136
Booz Allen Hamilton Holding Corp.	1,241	197,046
Broadridge Financial Solutions, Inc.	952	202,643
Builders FirstSource, Inc.(b)	3,969	690,606
C.H. Robinson Worldwide, Inc.	4,472	462,897
CACI International, Inc., Class A(b)	396	193,296
Carlisle Cos., Inc.	611	258,942
Carrier Global Corp.	8,262	601,308
Caterpillar, Inc.	6,859	2,442,490
Cintas Corp.	429	345,396
Copart, Inc.(b)	3,550	188,008
Core & Main, Inc., Class A(b)	2,792	134,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
CSX Corp.	36,040	$ 1,235,091
Cummins, Inc.	2,571	804,337
Deere & Co.	5,389	2,078,753
Delta Air Lines, Inc.	5,022	213,385
Dover Corp.	1,555	289,277
Eaton Corp. PLC	2,620	804,157
EMCOR Group, Inc.	567	222,865
Emerson Electric Co.	6,904	727,613
Equifax, Inc.	830	254,918
Expeditors International of Washington, Inc.	3,841	474,018
Fastenal Co.	4,655	317,843
FedEx Corp.	7,410	2,213,886
Fluor Corp.(b)(c)	4,567	228,670
Fortive Corp.	4,388	326,467
Fortune Brands Innovations, Inc.	2,396	190,266
General Dynamics Corp.	3,823	1,144,453
General Electric Co.	13,359	2,332,749
GXO Logistics, Inc.(b)(c)	3,056	152,953
Hertz Global Holdings, Inc.(b)(c)	64,118	194,919
Honeywell International, Inc.	8,044	1,672,428
Howmet Aerospace, Inc.	2,587	250,059
Hubbell, Inc.	435	173,965
Huntington Ingalls Industries, Inc.	936	264,673
Illinois Tool Works, Inc.	3,057	773,971
Ingersoll Rand, Inc.	3,285	300,413
J.B. Hunt Transport Services, Inc.	1,548	268,114
Jacobs Solutions, Inc.	2,574	388,365
Johnson Controls International PLC	11,657	849,212
Knight-Swift Transportation Holdings, Inc.	5,123	268,343
L3Harris Technologies, Inc.	3,459	818,642
Leidos Holdings, Inc.	1,999	316,861
Lockheed Martin Corp.	5,048	2,867,769
ManpowerGroup, Inc.	3,503	258,942
Masco Corp.	3,067	244,010
Norfolk Southern Corp.	3,604	923,201
Northrop Grumman Corp.	2,410	1,260,936
Old Dominion Freight Line, Inc.	1,469	283,223
Oshkosh Corp.	1,516	163,592
Otis Worldwide Corp.	3,077	291,361
Owens Corning	2,119	357,539
PACCAR, Inc.	8,998	865,428
Parker-Hannifin Corp.	1,186	711,837
Paychex, Inc.	2,558	335,610
Quanta Services, Inc.	1,382	380,230
Regal Rexnord Corp.	1,306	219,160
Republic Services, Inc.	2,074	431,828
Robert Half, Inc.	2,460	154,168
Rockwell Automation, Inc.	1,118	304,130
RTX Corp.	31,983	3,944,783
Ryder System, Inc.	2,782	404,058
Science Applications International Corp.(c)	1,255	163,890
Snap-on, Inc.	896	254,231
Southwest Airlines Co.	5,615	162,386
SS&C Technologies Holdings, Inc.	4,049	304,039
Stanley Black & Decker, Inc.	4,834	494,808
Textron, Inc.	4,899	446,789
Trane Technologies PLC	1,680	607,589
TransDigm Group, Inc.	200	274,642
TriNet Group, Inc.(c)	1,670	171,726
Uber Technologies, Inc.(b)	9,144	668,701
	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	1,551	$ 188,710
Union Pacific Corp.	6,325	1,619,769
United Airlines Holdings, Inc.(b)	4,872	214,563
United Parcel Service, Inc., Class B	18,729	2,407,613
United Rentals, Inc.	969	718,281
Verisk Analytics, Inc.	1,721	469,523
W.W. Grainger, Inc.	427	420,561
Wabtec Corp.	2,165	367,119
Waste Connections, Inc.	2,093	390,344
Waste Management, Inc.	4,132	876,149
Watsco, Inc.(c)	382	181,610
WESCO International, Inc.	1,544	255,347
WillScot Holdings Corp.(b)	4,505	173,623
Xylem, Inc.	1,711	235,314
ZIM Integrated Shipping Services Ltd. (Israel)(c)	19,240	351,515
		58,328,194
Information Technology-17.70%
Accenture PLC, Class A (Ireland)	7,758	2,652,848
Adobe, Inc.(b)	3,137	1,801,924
Advanced Micro Devices, Inc.(b)	8,309	1,234,385
Akamai Technologies, Inc.(b)	2,831	288,309
Amdocs Ltd.	2,797	243,255
Amkor Technology, Inc.	5,605	184,404
Amphenol Corp., Class A	7,744	522,333
ANSYS, Inc.(b)	505	162,317
Apple, Inc.	121,941	27,924,489
Applied Materials, Inc.	6,733	1,328,152
AppLovin Corp., Class A(b)	1,871	173,760
Arista Networks, Inc.(b)	644	227,577
Arrow Electronics, Inc.(b)(c)	4,046	546,534
Autodesk, Inc.(b)	1,444	373,130
Avnet, Inc.	5,964	329,093
Broadcom, Inc.	26,026	4,237,553
Cadence Design Systems, Inc.(b)	937	251,987
CDW Corp.	1,766	398,480
Cisco Systems, Inc.	74,913	3,786,103
Cognizant Technology Solutions Corp., Class A	10,313	802,042
Coherent Corp.(b)	2,725	212,414
Corning, Inc.	15,499	648,633
Dell Technologies, Inc., Class C	9,631	1,112,766
DXC Technology Co.(b)	22,273	460,383
F5, Inc.(b)	877	178,163
First Solar, Inc.(b)	853	193,947
Flex Ltd.(b)	16,522	536,800
Fortinet, Inc.(b)	4,288	328,932
Gartner, Inc.(b)	424	208,591
Gen Digital, Inc.	8,539	225,942
GoDaddy, Inc., Class A(b)	1,645	275,389
Hewlett Packard Enterprise Co.	56,545	1,095,277
HP, Inc.	28,137	1,017,997
Insight Enterprises, Inc.(b)(c)	864	187,548
Intel Corp.	101,858	2,244,950
International Business Machines Corp.	14,460	2,922,800
Intuit, Inc.	1,674	1,055,055
Jabil, Inc.	4,831	527,932
Juniper Networks, Inc.	6,805	264,578
Keysight Technologies, Inc.(b)	1,756	270,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
KLA Corp.	899	$ 736,668
Kyndryl Holdings, Inc.(b)	7,147	169,312
Lam Research Corp.	1,072	880,123
Marvell Technology, Inc.	5,910	450,578
Microchip Technology, Inc.	6,249	513,418
Micron Technology, Inc.	10,160	977,798
Microsoft Corp.	37,464	15,627,733
Motorola Solutions, Inc.	966	427,011
NetApp, Inc.	2,901	350,209
NVIDIA Corp.	38,709	4,620,693
ON Semiconductor Corp.(b)	5,124	399,006
Oracle Corp.	10,804	1,526,497
Palo Alto Networks, Inc.(b)	996	361,269
Qorvo, Inc.(b)	2,078	240,819
QUALCOMM, Inc.	10,824	1,897,447
Roper Technologies, Inc.	775	429,668
Salesforce, Inc.	9,164	2,317,576
Seagate Technology Holdings PLC	2,107	209,752
ServiceNow, Inc.(b)	607	518,985
Skyworks Solutions, Inc.	3,325	364,387
Snowflake, Inc., Class A(b)	1,413	161,407
Synopsys, Inc.(b)	701	364,226
TD SYNNEX Corp.	5,711	693,430
TE Connectivity Ltd.	4,837	742,963
Teledyne Technologies, Inc.(b)	566	244,965
Teradyne, Inc.	1,216	166,264
Texas Instruments, Inc.	7,731	1,657,062
Twilio, Inc., Class A(b)	3,997	250,852
VeriSign, Inc.(b)	890	163,671
Western Digital Corp.(b)	3,450	226,285
Workday, Inc., Class A(b)	1,254	330,040
Xerox Holdings Corp.(c)	13,047	147,822
Zoom Video Communications, Inc., Class A(b)	3,914	270,379
		99,875,722
Materials-3.83%
Air Products and Chemicals, Inc.	2,676	746,203
Albemarle Corp.	2,757	248,819
Alcoa Corp.(c)	4,980	159,858
Alpha Metallurgical Resources, Inc.(c)	560	133,924
Amcor PLC	40,414	462,336
Arch Resources, Inc.	959	130,836
Avery Dennison Corp.	925	205,211
Ball Corp.	4,410	281,402
Berry Global Group, Inc.	5,572	383,688
Celanese Corp.	2,100	274,260
CF Industries Holdings, Inc.	6,208	515,823
Cleveland-Cliffs, Inc.(b)(c)	26,981	352,372
Commercial Metals Co.(c)	4,178	223,899
Corteva, Inc.	13,354	765,184
Crown Holdings, Inc.	2,865	259,025
Dow, Inc.	24,165	1,294,761
DuPont de Nemours, Inc.	10,122	852,779
Eastman Chemical Co.	3,085	315,811
Ecolab, Inc.	1,823	461,547
Freeport-McMoRan, Inc.	16,394	725,926
Graphic Packaging Holding Co.(c)	7,461	223,308
Huntsman Corp.	8,349	184,095
International Flavors & Fragrances, Inc.	4,834	502,688
International Paper Co.(c)	13,556	656,382
	Shares	Value
Materials-(continued)
Linde PLC	5,014	$ 2,397,945
LyondellBasell Industries N.V., Class A	8,971	885,438
Martin Marietta Materials, Inc.	511	272,956
Mosaic Co. (The)	20,930	597,970
Newmont Corp.	17,938	957,710
Nucor Corp.	8,106	1,231,382
Olin Corp.	5,211	227,564
Packaging Corp. of America	1,664	348,675
PPG Industries, Inc.	3,529	457,817
Reliance, Inc.(c)	1,509	432,555
RPM International, Inc.(c)	1,623	188,674
Sherwin-Williams Co. (The)	2,076	766,812
Smurfit WestRock PLC	9,221	437,260
Sonoco Products Co.	2,772	156,812
Steel Dynamics, Inc.	5,289	632,088
Ternium S.A., ADR (Mexico)	12,905	434,511
United States Steel Corp.(c)	14,441	547,458
Vulcan Materials Co.	1,199	294,007
		21,627,771
Real Estate-0.65%
CBRE Group, Inc., Class A(b)	6,120	704,657
CoStar Group, Inc.(b)	1,858	143,623
Equinix, Inc.	629	524,813
Host Hotels & Resorts, Inc.	13,021	230,472
Iron Mountain, Inc.	3,070	347,708
Jones Lang LaSalle, Inc.(b)	1,449	369,828
Public Storage	2,328	800,180
SBA Communications Corp., Class A	939	212,834
Weyerhaeuser Co.	11,821	360,422
		3,694,537
Utilities-1.28%
AES Corp. (The)	17,907	306,747
CenterPoint Energy, Inc.	18,089	493,830
CMS Energy Corp.	5,417	367,598
Consolidated Edison, Inc.	8,383	851,377
Constellation Energy Corp.	1,027	202,011
DTE Energy Co.	4,728	591,094
Exelon Corp.	25,900	986,531
FirstEnergy Corp.	11,892	522,297
National Fuel Gas Co.(c)	2,722	162,667
NRG Energy, Inc.	4,098	348,371
ONE Gas, Inc.	2,435	167,869
PPL Corp.	16,107	513,974
UGI Corp.(c)	10,401	259,089
Vistra Corp.	6,702	572,552
Xcel Energy, Inc.	14,679	898,795
		7,244,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $520,394,776)		564,057,513
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.05%
Invesco Private Government Fund, 5.28%(d)(e)(f)	4,669,544	4,669,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	12,519,908	$ 12,524,916
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,193,385)		17,194,460
TOTAL INVESTMENTS IN SECURITIES-102.99% (Cost $537,588,161)		581,251,973
OTHER ASSETS LESS LIABILITIES-(2.99)%		(16,865,465)
NET ASSETS-100.00%		$564,386,508
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,418,980	$(6,418,980)	$-	$-	$-	$4,580
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,195,569	49,599,667	(47,125,692)	-	-	4,669,544	190,895*
Invesco Private Prime Fund	5,653,488	93,080,555	(86,212,432)	1,180	2,125	12,524,916	515,165*
Total	$7,849,057	$149,099,202	$(139,757,104)	$1,180	$2,125	$17,194,460	$710,640

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
August 31, 2024
	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$195,257,026	$564,057,513
Affiliated investments in securities, at value	23,005,509	17,194,460
Cash	765	-
Receivable for:
Dividends	241,536	971,006
Securities lending	1,173	5,005
Investments sold	829,437	-
Fund shares sold	-	1,240,414
Expenses absorbed	986	-
Foreign tax reclaims	165	1,131
Total assets	219,336,597	583,469,529
Liabilities:
Due to custodian	-	565,216
Payable for:
Investments purchased	-	1,237,893
Collateral upon return of securities loaned	22,980,567	17,193,385
Fund shares repurchased	831,739	-
Accrued unitary management fees	65,966	86,527
Accrued trustees’ and officer’s fees	98	-
Accrued expenses	30,121	-
Total liabilities	23,908,491	19,083,021
Net Assets	$195,428,106	$564,386,508
Net assets consist of:
Shares of beneficial interest	$250,213,631	$533,761,730
Distributable earnings (loss)	(54,785,525)	30,624,778
Net Assets	$195,428,106	$564,386,508
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,350,000	11,375,001
Net asset value	$83.16	$49.62
Market price	$83.16	$49.62
Unaffiliated investments in securities, at cost	$170,745,648	$520,394,776
Affiliated investments in securities, at cost	$23,004,626	$17,193,385
(a)Includes securities on loan with an aggregate value of:	$22,623,051	$16,819,733
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the year ended August 31, 2024
	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Investment income:
Unaffiliated dividend income	$2,618,928	$7,231,111
Affiliated dividend income	5,203	4,580
Securities lending income, net	13,810	99,298
Foreign withholding tax	-	(7,685)
Total investment income	2,637,941	7,327,304
Expenses:
Unitary management fees	784,371	721,880
Other expenses	58,465	-
Total expenses	842,836	721,880
Less: Waivers	(97)	(84)
Net expenses	842,739	721,796
Net investment income	1,795,202	6,605,508
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,170,143	(5,633,839)
Affiliated investment securities	(3,938)	2,125
In-kind redemptions	15,050,133	37,483,109
Net realized gain	19,216,338	31,851,395
Change in net unrealized appreciation of:
Unaffiliated investment securities	18,304,492	40,349,890
Affiliated investment securities	883	1,180
Change in net unrealized appreciation	18,305,375	40,351,070
Net realized and unrealized gain	37,521,713	72,202,465
Net increase in net assets resulting from operations	$39,316,915	$78,807,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	2024	2023	2024	2023
Operations:
Net investment income	$1,795,202	$3,825,428	$6,605,508	$3,567,091
Net realized gain	19,216,338	8,518,338	31,851,395	14,278,630
Change in net unrealized appreciation	18,305,375	1,748,510	40,351,070	6,266,534
Net increase in net assets resulting from operations	39,316,915	14,092,276	78,807,973	24,112,255
Distributions to Shareholders from:
Distributable earnings	(3,149,107)	(4,063,244)	(5,696,003)	(3,191,512)
Shareholder Transactions:
Proceeds from shares sold	88,775,619	138,251,132	396,365,299	172,451,669
Value of shares repurchased	(146,832,662)	(196,076,496)	(127,311,154)	(122,753,363)
Net increase (decrease) in net assets resulting from share transactions	(58,057,043)	(57,825,364)	269,054,145	49,698,306
Net increase (decrease) in net assets	(21,889,235)	(47,796,332)	342,166,115	70,619,049
Net assets:
Beginning of year	217,317,341	265,113,673	222,220,393	151,601,344
End of year	$195,428,106	$217,317,341	$564,386,508	$222,220,393
Changes in Shares Outstanding:
Shares sold	1,150,000	2,060,000	8,725,000	4,500,000
Shares repurchased	(1,960,000)	(2,940,000)	(2,725,000)	(3,250,000)
Shares outstanding, beginning of year	3,160,000	4,040,000	5,375,001	4,125,001
Shares outstanding, end of year	2,350,000	3,160,000	11,375,001	5,375,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights
Invesco Bloomberg Pricing Power ETF (POWA)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$68.77	$65.62	$69.50	$56.99	$53.27
Net investment income(a)	0.67	1.03	0.92	0.64	0.75
Net realized and unrealized gain (loss) on investments	14.88	3.10	(4.02)	12.66	3.62
Total from investment operations	15.55	4.13	(3.10)	13.30	4.37
Distributions to shareholders from:
Net investment income	(1.16)	(0.98)	(0.78)	(0.79)	(0.65)
Net asset value at end of year	$83.16	$68.77	$65.62	$69.50	$56.99
Market price at end of year(b)	$83.16	$68.79	$65.68	$69.47	$57.08
Net Asset Value Total Return(c)	22.90%	6.36%	(4.54)%	23.61%	8.22%
Market Price Total Return(c)	22.85%	6.29%	(4.40)%	23.36%	8.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$195,428	$217,317	$265,114	$300,920	$307,735
Ratio to average net assets of:
Expenses	0.43%	0.53%	0.54%	0.55%	0.53%
Net investment income	0.92%	1.54%	1.35%	1.05%	1.42%
Portfolio turnover rate(d)	96%	195%	134%	121%	136%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.
Invesco RAFITM Strategic US ETF (IUS)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$41.34	$36.75	$38.50	$28.08	$24.93
Net investment income(a)	0.79	0.69	0.64	0.56	0.54
Net realized and unrealized gain (loss) on investments	8.24	4.55	(1.72)	10.40	3.13
Total from investment operations	9.03	5.24	(1.08)	10.96	3.67
Distributions to shareholders from:
Net investment income	(0.75)	(0.65)	(0.67)	(0.54)	(0.52)
Net asset value at end of year	$49.62	$41.34	$36.75	$38.50	$28.08
Market price at end of year(b)	$49.62	$41.34	$36.79	$38.52	$28.14
Net Asset Value Total Return(c)	22.08%	14.46%	(2.84)%	39.47%	15.17%
Market Price Total Return(c)	22.08%	14.34%	(2.78)%	39.25%	15.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$564,387	$222,220	$151,601	$180,010	$143,213
Ratio to average net assets of:
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.74%	1.81%	1.65%	1.69%	2.09%
Portfolio turnover rate(d)	14%	13%	10%	15%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Pricing Power ETF (POWA)	"Bloomberg Pricing Power ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index
RAFITM Strategic US ETF	Invesco Strategic US Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

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Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income

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included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Pricing Power ETF	$1,436
RAFITM Strategic US ETF	2,739

J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system.

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In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk. Bloomberg Pricing Power ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property

19

vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Pricing Power ETF	0.40%
RAFITM Strategic US ETF	0.19%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Pricing Power ETF	$97
RAFITM Strategic US ETF	84
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Pricing Power ETF	Bloomberg Index Services Limited
RAFITM Strategic US ETF	Invesco Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Pricing Power ETF	$9,986
RAFITM Strategic US ETF	617
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

20

NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2024, the following Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
RAFITM Strategic US ETF	$24,195	$-	$-
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,257,026	$-	$-	$195,257,026
Money Market Funds	24,059	22,981,450	-	23,005,509
Total Investments	$195,281,085	$22,981,450	$-	$218,262,535
RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$564,057,513	$-	$-	$564,057,513
Money Market Funds	-	17,194,460	-	17,194,460
Total Investments	$564,057,513	$17,194,460	$-	$581,251,973
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
Bloomberg Pricing Power ETF	$3,149,107	$4,063,244
RAFITM Strategic US ETF	5,696,003	3,191,512

*	Includes short-term capital gain distributions, if any.

21

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg Pricing Power ETF	$997,295	$23,592,649	$(79,375,469)	$250,213,631	$195,428,106
RAFITM Strategic US ETF	1,754,818	43,305,167	(14,435,207)	533,761,730	564,386,508
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Pricing Power ETF	$79,375,469	$-	$79,375,469
RAFITM Strategic US ETF	7,882,840	6,552,367	14,435,207

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Pricing Power ETF	$188,065,244	$189,894,417
RAFITM Strategic US ETF	55,754,013	54,564,086
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Pricing Power ETF	$88,703,670	$146,245,936
RAFITM Strategic US ETF	394,740,731	126,078,315
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg Pricing Power ETF	$26,998,104	$(3,405,455)	$23,592,649	$194,669,886
RAFITM Strategic US ETF	61,021,643	(17,716,476)	43,305,167	537,946,806
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg Pricing Power ETF	$-	$(14,817,902)	$14,817,902
RAFITM Strategic US ETF	2,246	(37,352,328)	37,350,082
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

22

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Bloomberg Pricing Power ETF and Invesco RAFITM Strategic US ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg Pricing Power ETF and Invesco RAFITM Strategic US ETF (two of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

24

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Bloomberg Pricing Power ETF	0%	100%	100%	0%	0%
Invesco RAFITM Strategic US ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

25

Approval of Investment Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco Racial and Gender Diversity ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF

The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco Racial and Gender Diversity ETF which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

26

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF and Invesco BulletShares 2032 Corporate Bond ETF;
•	0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
•	0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF and Invesco BulletShares 2032 Municipal Bond ETF;
•	0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Racial and Gender Diversity ETF;
•	0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
•	0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
•	0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
•	0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
•	0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF and Invesco BulletShares 2030 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2024 Corporate Bond ETF	X		X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X

27

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2024 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2024 Municipal Bond ETF		N/A	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X		X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco Racial and Gender Diversity ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Racial and Gender Diversity ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

28

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

29

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

30

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIEI-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
IMFL	Invesco International Developed Dynamic Multifactor ETF
OMFL	Invesco Russell 1000® Dynamic Multifactor ETF
OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)
August 31, 2024
Schedule of Investments
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-7.45%
Ampol Ltd.	4,417	$ 86,701
ANZ Group Holdings Ltd.	32,791	676,360
Aristocrat Leisure Ltd.	38,050	1,412,444
Aurizon Holdings Ltd.	41,709	95,653
BHP Group Ltd.	63,727	1,762,845
BlueScope Steel Ltd.	7,433	104,194
Brambles Ltd.	69,713	862,284
Cochlear Ltd.	8,588	1,750,244
Coles Group Ltd.	12,762	162,703
Commonwealth Bank of Australia	18,604	1,760,883
Computershare Ltd.	104,831	2,022,165
CSL Ltd.	1,009	210,284
Deterra Royalties Ltd.	31,863	79,558
Fortescue Ltd.	23,822	295,302
Goodman Group	242,175	5,488,147
Insurance Australia Group Ltd.	191,904	983,062
James Hardie Industries PLC, CDI(a)	13,440	502,277
JB Hi-Fi Ltd.	7,985	431,096
Macquarie Group Ltd.	2,962	433,396
Medibank Pvt. Ltd.	547,257	1,433,272
National Australia Bank Ltd.	23,313	603,768
QBE Insurance Group Ltd.	32,140	344,333
REA Group Ltd.	4,649	690,802
Reece Ltd.	11,773	218,391
Rio Tinto Ltd.	15,105	1,143,248
Rio Tinto PLC	27,080	1,697,638
Seven Group Holdings Ltd.	5,715	159,293
Steadfast Group Ltd.	47,100	206,764
Suncorp Group Ltd.	13,137	157,501
Transurban Group	12,683	116,603
Washington H Soul Pattinson & Co. Ltd.	7,358	172,238
Wesfarmers Ltd.	157,321	7,749,493
Westpac Banking Corp.	25,213	534,424
Woodside Energy Group Ltd.	6,313	116,465
Woolworths Group Ltd.	13,898	336,455
		34,800,286
Austria-0.06%
Mondi PLC	15,671	303,167
Belgium-0.12%
Lotus Bakeries N.V.(b)	26	327,510
UCB S.A.	1,256	227,586
		555,096
Canada-2.92%
Alimentation Couche-Tard, Inc.	36,087	2,059,857
Brookfield Asset Management Ltd., Class A(b)	13,696	558,307
Canadian National Railway Co.	15,965	1,880,974
Canadian Pacific Kansas City Ltd.	7,300	605,937
CGI, Inc., Class A(a)	4,635	522,153
Constellation Software, Inc.	437	1,426,898
Dollarama, Inc.	7,358	745,218
Intact Financial Corp.	662	124,580
Loblaw Cos. Ltd.	3,378	440,825
Metro, Inc.	2,695	169,289
Thomson Reuters Corp.	29,823	5,107,583
		13,641,621
	Shares	Value
Denmark-5.36%
Novo Nordisk A/S, Class B	177,158	$ 24,662,678
Novonesis (Novozymes) B, Class B	5,001	347,322
		25,010,000
Finland-0.38%
Kone OYJ, Class B	15,368	830,129
Sampo OYJ	14,853	664,372
UPM-Kymmene OYJ	8,918	301,866
		1,796,367
France-8.00%
Air Liquide S.A.	15,503	2,895,282
Airbus SE	1,107	170,101
Bouygues S.A.	2,909	104,359
Capgemini SE	2,595	538,576
Cie de Saint-Gobain S.A.	9,074	794,281
Cie Generale des Etablissements Michelin S.C.A.	13,834	543,760
Danone S.A.	5,582	388,024
Dassault Systemes SE	7,038	274,844
ENGIE S.A.	28,932	510,156
EssilorLuxottica S.A.	5,887	1,395,796
Hermes International S.C.A.	3,341	8,021,298
Legrand S.A.	4,899	548,778
L’Oreal S.A.	22,719	9,973,568
LVMH Moet Hennessy Louis Vuitton SE	897	669,506
Orange S.A.	15,652	178,450
Publicis Groupe S.A.	8,731	960,830
Safran S.A.	898	196,762
Schneider Electric SE	31,088	7,904,281
Thales S.A.	781	131,402
TotalEnergies SE	6,506	447,861
Veolia Environnement S.A.	4,613	152,878
Vinci S.A.	4,724	565,516
		37,366,309
Germany-8.33%
adidas AG	535	137,388
Allianz SE	20,095	6,248,106
BASF SE	3,323	168,647
Bayerische Motoren Werke AG	5,701	528,941
Bayerische Motoren Werke AG, Preference Shares	1,142	98,851
Beiersdorf AG	9,767	1,413,551
Brenntag SE	8,871	660,054
Deutsche Post AG	24,336	1,055,951
Deutsche Telekom AG	59,236	1,685,763
E.ON SE	114,651	1,625,682
FUCHS SE, Preference Shares	2,826	119,055
Hannover Rueck SE	624	177,028
Heidelberg Materials AG	4,557	482,523
Henkel AG & Co. KGaA, Preference Shares	2,398	219,674
Merck KGaA	1,178	229,296
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	615	333,088
Rational AG	228	230,038
SAP SE	90,494	19,805,190
Scout24 SE(c)	8,230	629,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2024
	Shares	Value
Germany-(continued)
Siemens AG	15,537	$ 2,922,270
Siemens Healthineers AG(c)	2,414	140,497
		38,911,080
Hong Kong-1.39%
AIA Group Ltd.	20,315	144,411
CK Asset Holdings Ltd.	35,500	143,586
CK Hutchison Holdings Ltd.	65,580	361,933
CK Infrastructure Holdings Ltd.	51,280	380,636
CLP Holdings Ltd.	174,055	1,559,721
Hong Kong & China Gas Co. Ltd. (The)	365,146	297,251
Hong Kong Exchanges & Clearing Ltd.	14,990	461,976
Jardine Matheson Holdings Ltd.	5,054	182,146
Link REIT	99,500	470,687
Power Assets Holdings Ltd.	302,750	2,113,320
Sun Hung Kai Properties Ltd.	13,315	130,497
WH Group Ltd.	355,968	259,204
		6,505,368
Ireland-0.06%
Glanbia PLC(b)	6,104	108,104
Kingspan Group PLC	2,262	197,050
		305,154
Israel-0.10%
Elbit Systems Ltd.	1,415	291,347
Nice Ltd.(a)	1,025	183,045
		474,392
Italy-2.14%
A2A S.p.A.	81,879	186,883
Coca-Cola HBC AG(a)	5,380	199,393
Enel S.p.A.	152,550	1,159,039
Ferrari N.V.	15,995	7,917,620
Hera S.p.A.	70,513	271,617
Prysmian S.p.A.	3,431	240,779
		9,975,331
Japan-20.05%
Ajinomoto Co., Inc.	6,215	238,902
Amada Co. Ltd.	18,045	185,897
Amano Corp.	7,595	228,207
Azbil Corp.	3,450	113,377
Bandai Namco Holdings, Inc.	12,525	268,986
Bridgestone Corp.	24,850	969,731
Canon, Inc.	45,265	1,559,661
Central Japan Railway Co.	7,200	167,137
Chubu Electric Power Co., Inc.	56,973	711,747
Chugai Pharmaceutical Co. Ltd.	80,075	4,060,807
COMSYS Holdings Corp.	5,901	129,931
Daifuku Co. Ltd.	4,930	95,075
Daito Trust Construction Co. Ltd.	4,849	599,444
Daiwa House Industry Co. Ltd.	8,380	258,355
Denso Corp.	81,060	1,247,312
Disco Corp.	1,970	577,179
East Japan Railway Co.	10,255	197,310
Ebara Corp.	7,500	101,550
ENEOS Holdings, Inc.	244,693	1,326,775
Fast Retailing Co. Ltd.(b)	985	315,582
Fuji Electric Co. Ltd.	2,606	155,997
FUJIFILM Holdings Corp.	14,400	386,196
Fujitsu Ltd.	23,670	435,263
	Shares	Value
Japan-(continued)
Hitachi Ltd.	273,855	$ 6,718,245
Honda Motor Co. Ltd.	134,020	1,461,651
Hoya Corp.	12,920	1,827,461
Hulic Co. Ltd.	17,267	178,653
Idemitsu Kosan Co. Ltd.	58,457	425,164
ITOCHU Corp.	83,330	4,410,157
Iwatani Corp.	2,112	128,340
Japan Tobacco, Inc.	46,645	1,346,444
Kamigumi Co. Ltd.	4,803	108,328
Kandenko Co. Ltd.	12,643	187,381
Kansai Electric Power Co., Inc. (The)	25,145	446,412
Kao Corp.	2,665	119,793
KDDI Corp.	23,765	801,552
Keisei Electric Railway Co. Ltd.	2,565	81,052
Keyence Corp.	1,875	896,389
Kikkoman Corp.	13,510	152,446
Kinden Corp.	25,137	538,631
Komatsu Ltd.	13,705	381,769
Kuraray Co. Ltd.	9,960	130,652
Kyocera Corp.	38,065	468,607
Kyudenko Corp.	2,683	120,602
Kyushu Electric Power Co., Inc.	25,341	268,630
Mabuchi Motor Co. Ltd.	8,682	130,494
Marubeni Corp.	31,160	532,227
Maruichi Steel Tube Ltd.	5,750	137,940
McDonald’s Holdings Co. (Japan) Ltd.	6,115	269,202
Medipal Holdings Corp.	7,384	129,444
Mitsubishi Corp.	374,245	7,744,241
Mitsubishi Electric Corp.	65,875	1,104,364
Mitsubishi Estate Co. Ltd.	6,605	113,429
Mitsubishi Heavy Industries Ltd.	21,795	290,765
Mitsubishi Logistics Corp.	4,045	142,070
Mitsubishi UFJ Financial Group, Inc.	21,500	225,624
Mitsui & Co. Ltd.	212,910	4,566,587
Mitsui Fudosan Co. Ltd.	13,410	144,410
Murata Manufacturing Co. Ltd.	9,960	207,470
NEC Corp.	1,480	130,766
Nintendo Co. Ltd.	183,425	9,954,496
Nippon Telegraph & Telephone Corp.	374,935	400,930
Niterra Co. Ltd.	3,702	109,378
Nitori Holdings Co. Ltd.	1,380	205,856
Nitto Denko Corp.	13,805	1,148,639
NOF Corp.	7,225	112,589
Nomura Research Institute Ltd.	6,115	206,206
Obayashi Corp.	63,571	813,821
OBIC Co. Ltd.	790	137,269
Oriental Land Co. Ltd.	23,865	653,642
ORIX Corp.	9,075	227,116
Osaka Gas Co. Ltd.	17,945	442,940
Otsuka Corp.	9,960	237,089
Otsuka Holdings Co. Ltd.	13,410	787,810
Recruit Holdings Co. Ltd.	35,700	2,218,179
Sankyo Co. Ltd.	28,300	407,673
Sanwa Holdings Corp.	17,887	407,480
SECOM Co. Ltd.	19,820	1,445,612
Sekisui House Ltd.	5,820	150,052
Shimizu Corp.	26,951	180,210
Shin-Etsu Chemical Co. Ltd.	150,980	6,659,068
Shionogi & Co. Ltd.	5,520	258,059
Skylark Holdings Co. Ltd.	13,215	202,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2024
	Shares	Value
Japan-(continued)
SMC Corp.	690	$ 317,503
SoftBank Corp.	64,100	897,193
Sojitz Corp.	7,421	177,109
Sony Group Corp.	3,055	297,936
Subaru Corp.	36,470	691,428
Sumitomo Corp.	37,965	898,509
Sumitomo Electric Industries Ltd.	13,905	230,007
Sumitomo Mitsui Financial Group, Inc.	2,760	181,024
Suzuken Co. Ltd.	4,652	164,859
Suzuki Motor Corp.	13,510	157,132
Tohoku Electric Power Co., Inc.	33,035	300,504
Tokio Marine Holdings, Inc.	13,510	510,876
Tokyo Electron Ltd.	5,820	1,031,456
Tokyo Gas Co. Ltd.	25,059	627,142
Tokyo Ohka Kogyo Co. Ltd.	3,461	85,999
TOPPAN Holdings, Inc.	7,749	233,260
Toyo Suisan Kaisha Ltd.	5,377	335,497
Toyota Industries Corp.	3,945	309,954
Toyota Motor Corp.	336,870	6,384,346
Toyota Tsusho Corp.	23,470	450,122
USS Co. Ltd.	11,930	109,710
Yamato Kogyo Co. Ltd.	3,845	191,583
Yamazaki Baking Co. Ltd.	5,896	109,271
Zensho Holdings Co. Ltd.	3,355	175,164
		93,632,131
Jordan-0.04%
Hikma Pharmaceuticals PLC	6,527	170,104
Netherlands-3.31%
ASML Holding N.V.	7,483	6,725,745
EXOR N.V.	13,048	1,452,950
Heineken N.V.	1,199	108,111
Koninklijke Ahold Delhaize N.V.	8,693	298,868
Koninklijke KPN N.V.	42,127	172,206
Koninklijke Philips N.V.(a)	10,111	304,531
Universal Music Group N.V.	35,539	929,560
Wolters Kluwer N.V.	31,923	5,446,981
		15,438,952
New Zealand-0.16%
Fisher & Paykel Healthcare Corp. Ltd.	14,828	330,266
Infratil Ltd.	15,877	109,665
Spark New Zealand Ltd.	135,081	303,404
		743,335
Norway-0.43%
Equinor ASA	5,520	146,700
Kongsberg Gruppen ASA	11,066	1,172,188
Mowi ASA	12,829	223,704
Orkla ASA	18,697	166,279
SalMar ASA	5,641	293,442
		2,002,313
Poland-0.03%
ORLEN S.A.	7,128	118,748
Portugal-0.15%
Galp Energia SGPS S.A.	13,489	280,105
Jeronimo Martins SGPS S.A.	22,530	417,470
		697,575
	Shares	Value
Singapore-0.65%
ComfortDelGro Corp. Ltd.	146,115	$ 159,180
DBS Group Holdings Ltd.	14,300	398,901
Keppel Ltd.	72,975	345,434
Oversea-Chinese Banking Corp. Ltd.	38,855	433,726
Singapore Airlines Ltd.(b)	43,322	208,725
Singapore Exchange Ltd.	106,305	883,258
Singapore Technologies Engineering Ltd.	43,490	148,476
Singapore Telecommunications Ltd.	115,085	276,356
United Overseas Bank Ltd.	6,805	163,880
		3,017,936
South Korea-7.41%
GS Holdings Corp.	7,545	255,011
Hana Financial Group, Inc.	3,728	172,746
Hankook Tire & Technology Co. Ltd.	5,340	173,489
Hyundai Glovis Co. Ltd.	2,515	210,862
Hyundai Mobis Co. Ltd.	3,072	500,176
Hyundai Motor Co.	4,624	884,405
Hyundai Motor Co., First Pfd.	1,051	142,798
Hyundai Motor Co., Second Pfd.	1,985	274,900
KB Financial Group, Inc.	6,177	397,203
Kia Corp.	33,823	2,686,395
Korea Aerospace Industries Ltd.	7,949	323,113
KT&G Corp.	10,556	855,006
LG Corp.	2,571	152,430
NAVER Corp.	837	105,952
POSCO Holdings, Inc.	407	103,589
S-1 Corp.	2,920	129,622
Samsung Biologics Co. Ltd.(a)(c)	523	383,681
Samsung C&T Corp.	19,451	2,150,625
Samsung Electronics Co. Ltd.	342,242	19,035,506
Samsung Electronics Co. Ltd., Preference Shares	59,120	2,655,388
Samsung Fire & Marine Insurance Co. Ltd.	1,343	348,355
Samsung SDS Co. Ltd.	5,439	613,585
Shinhan Financial Group Co. Ltd.	10,416	437,428
Woori Financial Group, Inc.	14,513	174,045
Yuhan Corp.	13,599	1,435,385
		34,601,695
Spain-1.67%
Aena SME S.A.(c)	1,456	294,286
Iberdrola S.A.	30,756	436,442
Industria de Diseno Textil S.A.	128,301	6,955,966
Telefonica S.A.(b)	24,405	110,595
		7,797,289
Sweden-3.52%
Assa Abloy AB, Class B	3,740	120,920
Atlas Copco AB, Class A	134,413	2,443,276
Atlas Copco AB, Class B	67,904	1,082,141
Industrivarden AB, Class A	17,868	644,178
Industrivarden AB, Class C(b)	21,648	778,764
Investor AB, Class A	56,676	1,682,999
Investor AB, Class B	293,777	8,759,593
Securitas AB, Class B(b)	12,703	148,852
Trelleborg AB, Class B	5,407	211,301
Volvo AB, Class B	20,641	549,446
		16,421,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2024
	Shares	Value
Switzerland-9.91%
ABB Ltd.	107,831	$ 6,180,472
Chocoladefabriken Lindt & Spruengli AG	4	523,307
Chocoladefabriken Lindt & Spruengli AG, PC	32	423,172
Cie Financiere Richemont S.A.	939	148,135
Geberit AG	1,152	734,554
Givaudan S.A.	343	1,760,985
Kuehne + Nagel International AG, Class R(a)	3,326	1,031,376
Logitech International S.A., Class R	4,347	393,584
Lonza Group AG(a)	1,386	907,610
Nestle S.A.	24,319	2,608,893
Novartis AG	210,035	25,279,951
Partners Group Holding AG	2,788	4,012,196
Sandoz Group AG	6,678	293,582
Schindler Holding AG	1,055	285,370
Schindler Holding AG, PC	1,988	552,502
SGS S.A.	1,855	206,915
Sonova Holding AG, Class A	1,052	366,765
Straumann Holding AG(a)	949	140,317
Swisscom AG	214	135,319
VAT Group AG(c)	240	123,670
Zurich Insurance Group AG	283	163,906
		46,272,581
United Kingdom-10.56%
3i Group PLC	253,552	10,593,408
Admiral Group PLC	51,603	1,978,966
Associated British Foods PLC	10,267	335,986
AstraZeneca PLC	14,582	2,543,882
Auto Trader Group PLC(c)	40,191	449,507
B&M European Value Retail S.A.	27,474	160,679
BAE Systems PLC	387,507	6,941,503
Berkeley Group Holdings PLC (The)	3,375	221,070
British American Tobacco PLC	6,083	226,726
Compass Group PLC	59,780	1,884,796
DCC PLC	8,639	607,997
Diageo PLC	11,153	362,415
DS Smith PLC	27,386	168,443
Haleon PLC	120,402	604,471
Halma PLC	3,465	118,674
Hargreaves Lansdown PLC	14,407	210,361
Howden Joinery Group PLC	19,432	243,127
HSBC Holdings PLC	30,424	266,578
Imperial Brands PLC	16,899	484,168
InterContinental Hotels Group PLC	6,356	633,520
Intertek Group PLC	3,806	247,601
J Sainsbury PLC	35,060	134,731
National Grid PLC	26,607	349,193
	Shares	Value
United Kingdom-(continued)
Next PLC	4,338	$ 579,529
Reckitt Benckiser Group PLC	12,437	713,637
RELX PLC	252,569	11,747,318
Rightmove PLC	43,376	316,731
Sage Group PLC (The)	35,680	474,083
Shell PLC	16,032	564,888
SSE PLC	4,859	120,503
Tesco PLC	441,295	2,051,361
Unilever PLC	46,185	2,977,876
		49,313,728
United States-5.63%
Alcon, Inc.	1,707	165,580
CRH PLC	24,489	2,170,535
Experian PLC	55,958	2,709,318
Ferguson Enterprises, Inc.	33,138	6,750,503
Ferrovial SE	7,310	305,371
GSK PLC	204,832	4,460,653
Holcim AG(a)	13,166	1,268,107
Roche Holding AG	3,386	1,146,160
Sanofi S.A.	41,988	4,703,426
Stellantis N.V.	63,434	1,062,916
Waste Connections, Inc.	8,425	1,571,042
		26,313,611
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $445,156,369)		466,185,639
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.44%
Invesco Private Government Fund, 5.28%(d)(e)(f)	570,928	570,928
Invesco Private Prime Fund, 5.46%(d)(e)(f)	1,488,489	1,489,084
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,059,929)		2,060,012
TOTAL INVESTMENTS IN SECURITIES-100.27% (Cost $447,216,298)		468,245,651
OTHER ASSETS LESS LIABILITIES-(0.27)%		(1,266,237)
NET ASSETS-100.00%		$466,979,414

Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $2,021,128, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,613,954	$(24,613,954)	$-	$-	$-	$9,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,071,761	56,183,000	(60,683,833)	-	-	570,928	454,352*
Invesco Private Prime Fund	13,041,667	122,163,313	(133,711,158)	171	(4,909)	1,489,084	1,213,186*
Total	$18,113,428	$202,960,267	$(219,008,945)	$171	$(4,909)	$2,060,012	$1,676,994

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-10.41%
Alphabet, Inc., Class A	754,577	$ 123,282,790
Alphabet, Inc., Class C	669,916	110,609,831
AT&T, Inc.(b)	288,186	5,734,901
Comcast Corp., Class A	105,218	4,163,476
Electronic Arts, Inc.(b)	16,954	2,573,956
Liberty Broadband Corp.(c)(d)	64,295	0
Meta Platforms, Inc., Class A	484,438	252,542,374
Netflix, Inc.(c)	26,032	18,257,543
New York Times Co. (The), Class A	34,149	1,875,805
Spotify Technology S.A. (Sweden)(c)	7,060	2,420,733
T-Mobile US, Inc.	78,486	15,596,738
Verizon Communications, Inc.	359,428	15,016,902
Walt Disney Co. (The)	27,433	2,479,395
		554,554,444
Consumer Discretionary-10.31%
Amazon.com, Inc.(c)	1,361,462	243,020,967
AutoZone, Inc.(c)	2,344	7,457,389
Booking Holdings, Inc.	15,130	59,146,650
Chipotle Mexican Grill, Inc.(c)	508,490	28,516,119
D.R. Horton, Inc.	44,604	8,419,451
Deckers Outdoor Corp.(c)	2,325	2,230,349
Domino’s Pizza, Inc.	6,270	2,597,097
eBay, Inc.	38,850	2,296,035
Garmin Ltd.	87,491	16,036,225
Gentex Corp.(b)	83,974	2,630,905
Grand Canyon Education, Inc.(b)(c)	13,659	1,980,692
H&R Block, Inc.	57,109	3,615,571
Hilton Worldwide Holdings, Inc.	46,878	10,296,284
Home Depot, Inc. (The)	174,180	64,185,330
Lennar Corp., Class A	33,288	6,060,413
Lowe’s Cos., Inc.	15,768	3,918,348
Marriott International, Inc., Class A	19,584	4,596,169
McDonald’s Corp.	15,300	4,416,498
NIKE, Inc., Class B	25,489	2,123,743
NVR, Inc.(c)	662	6,072,169
O’Reilly Automotive, Inc.(c)	7,949	8,982,132
PulteGroup, Inc.(b)	36,381	4,789,559
Ross Stores, Inc.	32,794	4,939,104
Texas Roadhouse, Inc.	12,447	2,100,431
TJX Cos., Inc. (The)	319,252	37,438,682
Tractor Supply Co.	37,050	9,912,728
Williams-Sonoma, Inc.(b)	9,215	1,237,851
		549,016,891
Consumer Staples-11.04%
Altria Group, Inc.	311,064	16,725,911
Archer-Daniels-Midland Co.	44,863	2,736,194
BellRing Brands, Inc.(c)	59,556	3,330,967
BJ’s Wholesale Club Holdings, Inc.(b)(c)	19,679	1,573,533
Casey’s General Stores, Inc.(b)	25,471	9,228,398
Church & Dwight Co., Inc.	35,667	3,633,754
Coca-Cola Co. (The)	188,637	13,670,523
Colgate-Palmolive Co.	289,314	30,811,941
Costco Wholesale Corp.	300,378	268,051,320
Dollar Tree, Inc.(b)(c)	17,550	1,482,800
Kimberly-Clark Corp.	18,298	2,646,989
Kroger Co. (The)	59,820	3,183,022
	Shares	Value
Consumer Staples-(continued)
Mondelez International, Inc., Class A	35,073	$ 2,518,592
PepsiCo, Inc.	50,211	8,680,478
Philip Morris International, Inc.	158,493	19,540,602
Procter & Gamble Co. (The)	395,299	67,809,590
Walmart, Inc.	1,717,913	132,674,421
		588,299,035
Energy-1.02%
Chevron Corp.	52,150	7,715,592
ConocoPhillips(b)	22,171	2,522,838
Exxon Mobil Corp.	358,771	42,313,452
Williams Cos., Inc. (The)	40,265	1,842,929
		54,394,811
Financials-15.38%
Aflac, Inc.(b)	25,477	2,811,642
American Express Co.	50,811	13,142,265
Aon PLC, Class A	5,125	1,761,565
Arch Capital Group Ltd.(c)	158,198	17,890,612
Berkshire Hathaway, Inc., Class B(c)	622,680	296,345,866
BlackRock, Inc.	7,390	6,664,376
Blackstone, Inc., Class A(b)	27,014	3,845,713
Brown & Brown, Inc.	60,161	6,324,726
Cboe Global Markets, Inc.	61,098	12,549,529
Chubb Ltd.	45,865	13,033,916
Cincinnati Financial Corp.	15,938	2,183,984
Corpay, Inc.(c)	5,178	1,633,918
Evercore, Inc., Class A	7,942	1,951,667
Everest Group Ltd.	4,644	1,821,563
FactSet Research Systems, Inc.	7,726	3,266,862
Fidelity National Information Services, Inc.	31,242	2,575,903
Fiserv, Inc.(c)	61,819	10,793,597
Houlihan Lokey, Inc.	34,809	5,451,786
JPMorgan Chase & Co.	39,120	8,794,176
Kinsale Capital Group, Inc.(b)	6,179	3,034,445
LPL Financial Holdings, Inc.(b)	11,578	2,597,408
Markel Group, Inc.(c)	1,329	2,127,304
Marsh & McLennan Cos., Inc.	137,699	31,327,899
Mastercard, Inc., Class A	254,231	122,880,011
Moody’s Corp.	48,527	23,668,559
MSCI, Inc.(b)	6,102	3,542,760
PayPal Holdings, Inc.(c)	33,209	2,405,328
Progressive Corp. (The)	160,585	40,499,537
S&P Global, Inc.	13,834	7,100,162
SEI Investments Co.(b)	23,684	1,601,749
T. Rowe Price Group, Inc.	12,975	1,375,869
Tradeweb Markets, Inc., Class A	33,335	3,941,530
Visa, Inc., Class A	580,208	160,352,085
		819,298,312
Health Care-11.88%
Abbott Laboratories	41,023	4,646,675
AbbVie, Inc.	415,194	81,506,734
Agilent Technologies, Inc.	66,261	9,470,022
Amgen, Inc.	48,014	16,028,514
Boston Scientific Corp.(c)	128,374	10,499,710
Cardinal Health, Inc.	56,116	6,325,396
Cencora, Inc.(b)	32,233	7,722,060
Centene Corp.(c)	61,332	4,834,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
Cigna Group (The)	24,566	$ 8,888,224
CVS Health Corp.	37,248	2,132,076
Danaher Corp.	30,725	8,274,550
Elevance Health, Inc.	33,831	18,840,146
Eli Lilly and Co.	155,561	149,341,671
GE HealthCare Technologies, Inc.	40,590	3,442,844
Humana, Inc.	12,510	4,434,420
IDEXX Laboratories, Inc.(c)	4,565	2,197,271
Intuitive Surgical, Inc.(c)	39,202	19,312,081
Johnson & Johnson	107,223	17,784,007
McKesson Corp.	84,191	47,237,886
Medpace Holdings, Inc.(b)(c)	4,194	1,490,002
Medtronic PLC	23,267	2,060,991
Merck & Co., Inc.	382,638	45,323,471
Mettler-Toledo International, Inc.(c)	1,354	1,948,514
Neurocrine Biosciences, Inc.(c)	18,507	2,351,499
Regeneron Pharmaceuticals, Inc.(c)	34,564	40,947,625
Stryker Corp.	21,331	7,688,119
Thermo Fisher Scientific, Inc.	10,750	6,612,003
United Therapeutics Corp.(b)(c)	6,848	2,489,590
UnitedHealth Group, Inc.	104,891	61,906,668
Vertex Pharmaceuticals, Inc.(c)	66,471	32,962,304
West Pharmaceutical Services, Inc.	8,056	2,526,603
Zoetis, Inc.	9,072	1,664,621
		632,891,099
Industrials-10.89%
3M Co.	64,502	8,687,774
A.O. Smith Corp.	31,940	2,674,017
AAON, Inc.	28,732	2,744,193
Acuity Brands, Inc.(b)	8,358	2,128,783
Allison Transmission Holdings, Inc.	29,114	2,700,323
AMETEK, Inc.	11,066	1,892,839
Armstrong World Industries, Inc.(b)	12,794	1,621,767
Automatic Data Processing, Inc.	46,377	12,795,878
Booz Allen Hamilton Holding Corp.	24,808	3,939,014
Broadridge Financial Solutions, Inc.	35,717	7,602,721
Carlisle Cos., Inc.	13,965	5,918,367
Carrier Global Corp.(b)	134,683	9,802,229
Caterpillar, Inc.(b)	138,040	49,156,044
Cintas Corp.	32,198	25,923,254
Comfort Systems USA, Inc.	9,256	3,272,181
Copart, Inc.(c)	144,839	7,670,673
Core & Main, Inc., Class A(c)	105,913	5,087,001
Crane Co.	25,589	4,052,786
CSX Corp.	48,081	1,647,736
Cummins, Inc.	43,897	13,733,176
Curtiss-Wright Corp.	11,247	3,552,477
Deere & Co.	6,378	2,460,250
Donaldson Co., Inc.	22,979	1,671,263
Dover Corp.	11,001	2,046,516
Eaton Corp. PLC	127,629	39,173,169
EMCOR Group, Inc.(b)	24,496	9,628,398
Fastenal Co.	148,368	10,130,567
FedEx Corp.	8,902	2,659,650
Ferguson Enterprises, Inc.	152,104	31,289,314
GE Vernova, Inc.(c)	24,228	4,869,828
General Dynamics Corp.	68,097	20,385,518
General Electric Co.	209,088	36,510,947
Honeywell International, Inc.(b)	20,245	4,209,138
	Shares	Value
Industrials-(continued)
Howmet Aerospace, Inc.	35,719	$ 3,452,598
Illinois Tool Works, Inc.	23,260	5,888,967
Ingersoll Rand, Inc.	93,341	8,536,034
ITT, Inc.	39,525	5,502,670
Jacobs Solutions, Inc.	17,302	2,610,526
Johnson Controls International PLC(b)	37,589	2,738,359
Leidos Holdings, Inc.	24,952	3,955,141
Lennox International, Inc.(b)	9,296	5,486,406
Lincoln Electric Holdings, Inc.	7,998	1,548,493
Lockheed Martin Corp.	11,318	6,429,756
Masco Corp.	31,328	2,492,456
Old Dominion Freight Line, Inc.	45,852	8,840,266
Otis Worldwide Corp.	37,295	3,531,464
Owens Corning	17,363	2,929,659
PACCAR, Inc.(b)	178,430	17,161,397
Paychex, Inc.	101,834	13,360,621
Pentair PLC(b)	19,414	1,721,828
Quanta Services, Inc.	21,193	5,830,830
Republic Services, Inc.	53,466	11,132,156
Rockwell Automation, Inc.	8,045	2,188,481
Rollins, Inc.	128,243	6,435,234
RTX Corp.	76,521	9,438,100
Simpson Manufacturing Co., Inc.	14,100	2,581,146
Snap-on, Inc.	12,167	3,452,265
Trane Technologies PLC	102,433	37,045,919
Union Pacific Corp.	24,292	6,220,938
United Rentals, Inc.	4,153	3,078,453
Verisk Analytics, Inc.	25,466	6,947,634
W.W. Grainger, Inc.	19,111	18,822,806
Wabtec Corp.	29,501	5,002,485
Waste Management, Inc.	90,496	19,188,772
Watsco, Inc.(b)	9,928	4,719,970
		579,909,621
Information Technology-26.19%
Accenture PLC, Class A (Ireland)	50,263	17,187,433
Adobe, Inc.(c)	69,246	39,775,595
Advanced Micro Devices, Inc.(c)	17,679	2,626,392
Amphenol Corp., Class A	249,128	16,803,684
Analog Devices, Inc.	42,097	9,886,059
Apple, Inc.	889,926	203,793,054
Applied Materials, Inc.	193,032	38,077,492
Arista Networks, Inc.(c)	86,651	30,620,730
Broadcom, Inc.	1,137,052	185,134,807
Cadence Design Systems, Inc.(c)	48,944	13,162,510
Cisco Systems, Inc.	253,194	12,796,425
Cognizant Technology Solutions Corp., Class A	25,551	1,987,101
Fair Isaac Corp.(c)	5,073	8,777,660
Fortinet, Inc.(c)	94,056	7,215,036
Gartner, Inc.(b)(c)	6,488	3,191,836
GoDaddy, Inc., Class A(c)	16,136	2,701,328
International Business Machines Corp.(b)	61,606	12,452,421
Intuit, Inc.	101,964	64,263,831
Keysight Technologies, Inc.(c)	25,697	3,960,422
KLA Corp.	36,523	29,928,042
Lam Research Corp.	25,725	21,120,482
Microsoft Corp.	576,536	240,496,227
Monolithic Power Systems, Inc.	3,405	3,182,585
Motorola Solutions, Inc.	62,352	27,562,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
NetApp, Inc.	30,210	$ 3,646,951
NVIDIA Corp.	2,033,202	242,703,323
Palo Alto Networks, Inc.(c)	15,003	5,441,888
QUALCOMM, Inc.	297,023	52,068,132
Salesforce, Inc.	168,963	42,730,743
ServiceNow, Inc.(c)	23,490	20,083,950
Synopsys, Inc.(c)	45,122	23,444,489
Texas Instruments, Inc.	38,378	8,225,940
		1,395,048,646
Materials-2.01%
Air Products and Chemicals, Inc.	6,516	1,816,987
AptarGroup, Inc.	12,579	1,926,977
Ardagh Group S.A., Class A(c)(d)	16,236	68,475
CRH PLC	175,009	15,885,567
DuPont de Nemours, Inc.	36,174	3,047,659
Eagle Materials, Inc.(b)	10,474	2,699,673
Ecolab, Inc.	25,531	6,463,939
International Flavors & Fragrances, Inc.	29,204	3,036,924
Linde PLC	71,135	34,020,314
Martin Marietta Materials, Inc.	9,945	5,312,221
NewMarket Corp.	3,649	2,093,687
Nucor Corp.	14,310	2,173,832
Packaging Corp. of America	14,544	3,047,550
RPM International, Inc.(b)	17,998	2,092,267
Sherwin-Williams Co. (The)	45,917	16,960,362
Southern Copper Corp. (Mexico)(b)	32,333	3,288,913
Vulcan Materials Co.	13,413	3,289,002
		107,224,349
Real Estate-0.09%
Public Storage	13,791	4,740,243
Utilities-0.68%
American Electric Power Co., Inc.	23,083	2,314,763
Duke Energy Corp.	55,682	6,344,964
NextEra Energy, Inc.	90,045	7,249,523
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	35,717	$ 3,036,302
Public Service Enterprise Group, Inc.	54,716	4,418,317
Sempra(b)	20,642	1,696,360
Southern Co. (The)	49,586	4,284,230
Vistra Corp.	80,955	6,915,986
		36,260,445
Total Common Stocks & Other Equity Interests (Cost $5,246,211,905)		5,321,637,896
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $2,893,789)	2,893,789	2,893,789
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $5,249,105,694)		5,324,531,685
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.03%
Invesco Private Government Fund, 5.28%(e)(f)(g)	14,826,081	14,826,081
Invesco Private Prime Fund, 5.46%(e)(f)(g)	39,979,317	39,995,309
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,818,905)		54,821,390
TOTAL INVESTMENTS IN SECURITIES-100.98% (Cost $5,303,924,599)		5,379,353,075
OTHER ASSETS LESS LIABILITIES-(0.98)%		(52,154,361)
NET ASSETS-100.00%		$5,327,198,714

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$11,736,606	$25,575,623	$(34,521,402)	$734,350	$(3,525,177)	$-	$363,419
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	116,778,706	(113,884,917)	-	-	2,893,789	118,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$125,506,582	$1,257,462,818	$(1,368,143,319)	$-	$-	$14,826,081	$6,007,381*
Invesco Private Prime Fund	322,731,213	2,678,575,205	(2,961,331,708)	11,295	9,304	39,995,309	16,192,114*
Total	$459,974,401	$4,078,392,352	$(4,477,881,346)	$745,645	$(3,515,873)	$57,715,179	$22,681,603

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-0.70%
Advantage Solutions, Inc.(b)(c)	31,217	$ 120,810
Grindr, Inc. (Singapore), (Acquired 07/05/2024; Cost $76,458)(b)(c)(d)	6,384	76,800
John Wiley & Sons, Inc., Class A	6,594	318,556
Lions Gate Entertainment Corp., Class B(b)(c)	7,932	54,890
Madison Square Garden Entertainment Corp.(b)	6,038	254,924
PubMatic, Inc., Class A(b)	2,612	40,747
QuinStreet, Inc.(b)(c)	12,706	242,812
Scholastic Corp.	2,965	94,524
Spok Holdings, Inc.	6,337	94,231
TEGNA, Inc.	9,780	135,746
Telephone and Data Systems, Inc.	4,621	109,148
Thryv Holdings, Inc.(b)(c)	2,904	52,911
Yelp, Inc.(b)	8,882	310,248
Ziff Davis, Inc.(b)	1,068	52,193
		1,958,540
Consumer Discretionary-7.51%
Abercrombie & Fitch Co., Class A(b)(c)	13,046	1,925,198
Academy Sports & Outdoors, Inc.(c)	10,943	607,118
Accel Entertainment, Inc.(b)(c)	8,027	93,595
Acushnet Holdings Corp.(c)	11,189	749,551
Adtalem Global Education, Inc.(b)	11,442	866,274
American Eagle Outfitters, Inc.	51,129	1,052,235
Arhaus, Inc.(c)	3,301	40,635
Boot Barn Holdings, Inc.(b)	3,140	421,294
Brinker International, Inc.(b)	1,513	108,210
Buckle, Inc. (The)(c)	5,577	233,676
Cavco Industries, Inc.(b)(c)	929	383,974
Cheesecake Factory, Inc. (The)(c)	5,399	212,235
Despegar.com Corp. (Argentina)(b)(c)	10,832	133,125
Dorman Products, Inc.(b)	4,239	480,787
Dream Finders Homes, Inc., Class A(b)(c)	2,308	77,203
Ethan Allen Interiors, Inc.	3,308	104,136
First Watch Restaurant Group, Inc.(b)(c)	7,108	117,353
Foot Locker, Inc.	9,918	308,846
Frontdoor, Inc.(b)	10,407	500,369
Gentherm, Inc.(b)(c)	1,090	55,089
Goodyear Tire & Rubber Co. (The)(b)(c)	7,593	66,970
Graham Holdings Co., Class B	660	524,825
Green Brick Partners, Inc.(b)	1,463	115,255
Group 1 Automotive, Inc.	318	119,810
Hanesbrands, Inc.(b)(c)	19,751	125,419
Helen of Troy Ltd.(b)(c)	1,975	105,425
Hilton Grand Vacations, Inc.(b)(c)	1,395	53,819
Installed Building Products, Inc.	2,871	638,252
KB Home	7,625	638,289
Kontoor Brands, Inc.	15,994	1,197,151
Laureate Education, Inc., Class A	51,155	788,810
La-Z-Boy, Inc.	13,963	566,479
Lincoln Educational Services Corp.(b)	5,003	62,287
M/I Homes, Inc.(b)	840	133,871
Meritage Homes Corp.	1,783	353,159
Modine Manufacturing Co.(b)(c)	1,164	141,484
OneSpaWorld Holdings Ltd. (Bahamas)(c)	10,123	160,652
Oxford Industries, Inc.(c)	2,807	244,153
	Shares	Value
Consumer Discretionary-(continued)
Perdoceo Education Corp.	21,855	$ 490,426
Rush Street Interactive, Inc.(b)	15,022	140,756
Shake Shack, Inc., Class A(b)	3,158	313,937
Shoe Carnival, Inc.(c)	2,704	109,350
Signet Jewelers Ltd.(c)	4,368	367,349
Sonos, Inc.(b)	3,538	43,270
Standard Motor Products, Inc.	1,980	63,974
Steven Madden Ltd.	8,916	402,112
Strategic Education, Inc.	7,736	746,524
Stride, Inc.(b)(c)	8,016	660,037
Sturm, Ruger & Co., Inc.	2,068	87,104
Superior Group of Cos., Inc.(c)	2,982	43,179
Sweetgreen, Inc., Class A(b)(c)	3,342	105,641
Taylor Morrison Home Corp., Class A(b)	2,992	201,451
Tri Pointe Homes, Inc.(b)	2,302	102,301
Universal Technical Institute, Inc.(b)(c)	11,161	194,759
Urban Outfitters, Inc.(b)	15,598	566,519
Victoria’s Secret & Co.(b)	4,729	110,942
Vista Outdoor, Inc.(b)	7,601	304,344
Visteon Corp.(b)	575	58,207
Warby Parker, Inc., Class A(b)(c)	17,868	266,591
Winmark Corp.(c)	886	319,492
Wolverine World Wide, Inc.(c)	4,363	59,817
Worthington Enterprises, Inc.(c)	12,430	569,294
Zumiez, Inc.(b)	3,039	84,302
		20,918,691
Consumer Staples-5.48%
Andersons, Inc. (The)	8,600	438,342
Cal-Maine Foods, Inc.	29,128	2,098,381
Central Garden & Pet Co.(b)(c)	2,084	82,255
Central Garden & Pet Co., Class A(b)	10,042	343,436
Edgewell Personal Care Co.	1,932	77,705
Energizer Holdings, Inc.	2,487	80,579
Fresh Del Monte Produce, Inc.	3,342	97,720
Inter Parfums, Inc.	1,421	183,082
J&J Snack Foods Corp.(c)	1,980	336,976
John B. Sanfilippo & Son, Inc.	857	81,304
Lancaster Colony Corp.	5,907	1,008,679
Natural Grocers by Vitamin Cottage, Inc.	2,761	73,498
Nature’s Sunshine Products, Inc.(b)(c)	3,568	49,238
Oil-Dri Corp.of America	3,102	211,525
PriceSmart, Inc.	7,331	656,711
Primo Water Corp.	46,339	1,024,092
Simply Good Foods Co. (The)(b)	7,572	239,200
Sprouts Farmers Market, Inc.(b)	61,255	6,373,583
Turning Point Brands, Inc.	1,887	74,801
Universal Corp.	1,746	94,808
Utz Brands, Inc.(c)	5,842	98,671
Vector Group Ltd.	12,481	186,965
Village Super Market, Inc., Class A(c)	4,717	151,652
Vital Farms, Inc.(b)	18,845	592,675
WD-40 Co.(c)	1,871	491,774
Weis Markets, Inc.(c)	1,794	121,239
		15,268,891
Energy-2.97%
Archrock, Inc.	17,130	346,540
Ardmore Shipping Corp. (Ireland)	10,638	200,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Energy-(continued)
Atlas Energy Solutions, Inc.(c)	5,668	$ 119,538
ChampionX Corp.	4,288	133,485
CONSOL Energy, Inc.	2,495	255,189
DHT Holdings, Inc.(c)	55,317	599,083
Dorian LPG Ltd.	18,129	706,850
Expro Group Holdings N.V.(b)	4,229	83,988
Golar LNG Ltd. (Cameroon)	3,298	109,790
Helmerich & Payne, Inc.(c)	8,295	270,666
International Seaways, Inc.	20,249	1,049,506
Liberty Energy, Inc., Class A	5,990	123,334
Magnolia Oil & Gas Corp., Class A(c)	5,275	135,093
Murphy Oil Corp.	4,958	184,834
Noble Corp. PLC(c)	40,870	1,559,190
Scorpio Tankers, Inc. (Monaco)	9,452	676,196
Seadrill Ltd. (Norway)(b)	3,198	137,898
Select Water Solutions, Inc., Class A(c)	6,081	70,114
SFL Corp. Ltd. (Norway)	27,799	329,696
Sitio Royalties Corp., Class A(c)	2,907	64,623
Teekay Corp. (Bermuda)(b)(c)	15,672	130,234
Teekay Tankers Ltd., Class A (Canada)	6,994	397,819
Tidewater, Inc.(b)	2,485	220,420
VAALCO Energy, Inc.	15,284	99,499
Valaris Ltd.(b)(c)	4,551	277,884
		8,282,314
Financials-26.11%
1st Source Corp.	3,286	201,908
Amalgamated Financial Corp.	4,729	156,010
Amerant Bancorp, Inc.(c)	3,732	82,328
Ameris Bancorp	15,732	969,563
AMERISAFE, Inc.	2,237	112,118
Apollo Commercial Real Estate Finance, Inc.(c)	14,041	148,694
Arbor Realty Trust, Inc.(c)	12,637	171,863
Arrow Financial Corp.(c)	2,962	90,311
Artisan Partners Asset Management, Inc., Class A	19,199	798,486
AssetMark Financial Holdings, Inc.(b)(c)	4,736	166,470
Associated Banc-Corp	32,985	754,697
Atlantic Union Bankshares Corp.(c)	14,144	561,234
AvidXchange Holdings, Inc.(b)(c)	7,946	64,124
Axos Financial, Inc.(b)	12,781	887,385
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	3,489	163,599
BancFirst Corp.	1,238	131,723
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	8,361	262,117
Bancorp, Inc. (The)(b)	1,875	98,250
Bank First Corp.(c)	840	78,994
Bank of Hawaii Corp.	7,468	495,651
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	10,674	408,280
BankUnited, Inc.	11,943	458,969
Banner Corp.(c)	3,203	190,803
Berkshire Hills Bancorp, Inc.	3,199	88,100
BGC Group, Inc., Class A	70,751	699,020
Blackstone Mortgage Trust, Inc., Class A(c)	15,987	295,120
Bread Financial Holdings, Inc.	1,988	115,642
Brookline Bancorp, Inc.	9,794	100,193
Business First Bancshares, Inc.	2,862	69,890
	Shares	Value
Financials-(continued)
Byline Bancorp, Inc.	5,378	$ 149,239
Cadence Bank	51,253	1,654,447
Cathay General Bancorp	10,030	441,220
Central Pacific Financial Corp.	5,730	157,632
Chicago Atlantic Real Estate Finance, Inc.(c)	4,602	73,172
City Holding Co.(c)	2,199	261,109
CNO Financial Group, Inc.	21,012	733,739
Cohen & Steers, Inc.(c)	8,175	730,518
Community Financial System, Inc.	3,308	202,317
Community Trust Bancorp, Inc.	3,107	156,903
Compass Diversified Holdings	5,111	113,209
ConnectOne Bancorp, Inc.	5,372	134,300
CrossFirst Bankshares, Inc.(b)	6,294	109,516
Customers Bancorp, Inc.(b)	3,952	204,793
CVB Financial Corp.	24,309	447,772
Dime Community Bancshares, Inc.	4,543	118,163
Donnelley Financial Solutions, Inc.(b)	5,332	355,431
Dynex Capital, Inc.(c)	7,466	94,072
Eastern Bankshares, Inc.	18,844	319,783
Employers Holdings, Inc.	5,281	253,224
Enact Holdings, Inc.	12,917	459,199
Enova International, Inc.(b)	1,856	159,115
Enstar Group Ltd.(b)	2,674	871,724
Enterprise Financial Services Corp.(c)	2,849	150,741
Equity Bancshares, Inc., Class A(c)	2,526	103,035
Essent Group Ltd.	28,837	1,853,931
EVERTEC, Inc.	1,755	60,109
F&G Annuities & Life, Inc.(c)	4,450	203,320
FB Financial Corp.	7,468	360,107
Federal Agricultural Mortgage Corp., Class C(c)	1,905	376,180
First Bancorp	45,015	962,421
First Bancorp/Southern Pines NC	2,483	105,478
First Busey Corp.(c)	9,400	254,270
First Commonwealth Financial Corp.	10,452	179,983
First Community Bankshares, Inc.(c)	3,310	146,037
First Financial Bancorp	11,689	309,408
First Financial Bankshares, Inc.(c)	13,529	494,755
First Financial Corp.	2,014	90,026
First Interstate BancSystem, Inc., Class A	11,224	348,505
First Merchants Corp.	12,640	492,960
First Mid Bancshares, Inc.(c)	6,042	243,372
FirstCash Holdings, Inc.	14,948	1,795,105
Franklin BSP Realty Trust, Inc.	8,324	113,373
Fulton Financial Corp.	45,356	877,639
GCM Grosvenor, Inc., Class A	15,321	166,846
Genworth Financial, Inc., Class A(b)	52,802	368,558
German American Bancorp, Inc.(c)	5,330	213,786
Glacier Bancorp, Inc.(c)	15,261	721,845
Goosehead Insurance, Inc., Class A(b)(c)	2,244	189,259
Greenlight Capital Re Ltd., Class A(b)(c)	9,530	133,134
HA Sustainable Infrastructure Capital, Inc.(c)	22,840	739,559
Hamilton Lane, Inc., Class A	20,408	3,119,159
Hancock Whitney Corp.	9,945	534,345
HarborOne Bancorp, Inc.	7,075	93,390
HCI Group, Inc.(c)	2,741	262,670
Heartland Financial USA, Inc.	10,160	566,522
Heritage Financial Corp.	4,034	92,137
Hilltop Holdings, Inc.	4,013	131,827
Home BancShares, Inc.	21,193	590,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
HomeTrust Bancshares, Inc.(c)	3,296	$ 120,172
Hope Bancorp, Inc.	26,754	342,184
Horace Mann Educators Corp.	8,299	295,527
Horizon Bancorp, Inc.	4,888	78,306
Independent Bank Corp.	5,318	336,683
Independent Bank Corp.	5,660	191,761
Independent Bank Group, Inc.	3,760	218,907
International Bancshares Corp.	13,883	877,128
International Money Express, Inc.(b)(c)	3,439	62,418
Investors Title Co.(c)	358	80,654
Jackson Financial, Inc., Class A	19,060	1,714,828
Ladder Capital Corp.(c)	12,667	156,564
Lakeland Financial Corp.(c)	4,148	282,686
Live Oak Bancshares, Inc.	5,035	216,455
Mercantile Bank Corp.	3,898	179,230
Merchants Bancorp	5,662	259,603
Mercury General Corp.	10,141	671,638
MetroCity Bankshares, Inc.	5,455	167,196
Midland States Bancorp, Inc.(c)	3,209	73,069
Moelis & Co., Class A	7,658	511,478
Mr. Cooper Group, Inc.(b)	22,402	2,101,532
National Bank Holdings Corp., Class A	6,486	284,152
NBT Bancorp, Inc.	6,729	329,452
NCR Atleos Corp.(b)	5,910	169,085
Nelnet, Inc., Class A	1,560	180,305
New York Community Bancorp, Inc.	6,786	73,560
Nicolet Bankshares, Inc.	1,776	174,581
NMI Holdings, Inc., Class A(b)	22,855	938,655
Northeast Bank	1,241	88,123
Northrim BanCorp, Inc.	1,276	88,006
Northwest Bancshares, Inc.	13,773	190,756
OceanFirst Financial Corp.	3,915	69,961
OFG Bancorp	12,287	565,079
Old National Bancorp	77,140	1,531,229
Old Second Bancorp, Inc.	5,327	90,719
Orange County Bancorp, Inc.	1,840	105,708
Origin Bancorp, Inc.(c)	3,424	114,601
Orrstown Financial Services, Inc.(c)	2,895	103,641
Pacific Premier Bancorp, Inc.	11,586	297,760
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	7,068	78,243
Palomar Holdings, Inc.(b)	5,764	571,904
Park National Corp.(c)	4,177	734,275
Pathward Financial, Inc.	2,607	179,414
Patria Investments Ltd., Class A (Cayman Islands)	5,975	68,832
Payoneer Global, Inc.(b)	46,568	346,000
PennyMac Financial Services, Inc.	4,159	449,172
PennyMac Mortgage Investment Trust(c)	5,502	78,183
Peoples Bancorp, Inc.(c)	5,334	170,688
Perella Weinberg Partners	11,260	220,133
Piper Sandler Cos.	6,474	1,765,460
PJT Partners, Inc., Class A	8,180	1,010,230
Preferred Bank(c)	4,203	348,219
Premier Financial Corp.	5,334	133,670
Provident Financial Services, Inc.	6,756	128,837
QCR Holdings, Inc.(c)	4,166	321,324
Radian Group, Inc.	45,323	1,638,426
RBB Bancorp(c)	5,011	115,053
Redwood Trust, Inc.(c)	8,791	66,548
Renasant Corp.	5,506	192,710
	Shares	Value
Financials-(continued)
Republic Bancorp, Inc., Class A	1,782	$ 113,870
S&T Bancorp, Inc.(c)	6,293	270,410
Safety Insurance Group, Inc.	2,380	210,749
Sandy Spring Bancorp, Inc.(c)	3,198	100,097
Seacoast Banking Corp. of Florida	8,132	222,491
Selective Insurance Group, Inc.	8,438	767,689
ServisFirst Bancshares, Inc.(c)	10,582	857,777
Simmons First National Corp., Class A	9,907	212,208
SiriusPoint Ltd. (Sweden)(b)	24,530	367,705
Skyward Specialty Insurance Group, Inc.(b)	14,839	606,470
Southside Bancshares, Inc.	2,399	82,118
SouthState Corp.	10,862	1,054,592
Stellar Bancorp, Inc.	2,773	75,620
StepStone Group, Inc., Class A	16,599	907,965
Stewart Information Services Corp.	7,284	538,360
Stock Yards Bancorp, Inc.(c)	2,487	150,712
StoneX Group, Inc.(b)	4,294	355,801
Texas Capital Bancshares, Inc.(b)	4,166	280,038
Towne Bank	11,024	381,982
TriCo Bancshares	3,199	145,426
Triumph Financial, Inc.(b)(c)	2,963	248,833
Trustmark Corp.	15,980	532,294
UMB Financial Corp.	11,890	1,231,685
United Bankshares, Inc.	17,553	682,285
United Community Banks, Inc.	9,780	297,997
Univest Financial Corp.	4,756	135,356
Valley National Bancorp	36,210	314,303
Veritex Holdings, Inc.	4,213	106,125
Victory Capital Holdings, Inc., Class A	23,229	1,267,606
Virtus Investment Partners, Inc.	922	195,150
WaFd, Inc.	7,179	263,254
Walker & Dunlop, Inc.(c)	6,897	738,393
Washington Trust Bancorp, Inc.	2,077	68,126
WesBanco, Inc.	7,604	244,925
Westamerica Bancorporation	6,792	351,758
WisdomTree, Inc.(c)	41,564	421,459
WSFS Financial Corp.	9,213	504,320
		72,722,606
Health Care-9.13%
Addus HomeCare Corp.(b)	4,323	575,002
ADMA Biologics, Inc.(b)	12,438	215,302
Agios Pharmaceuticals, Inc.(b)	7,662	351,762
Alkermes PLC(b)(c)	8,644	245,922
Amneal Pharmaceuticals, Inc.(b)(c)	10,513	91,043
ANI Pharmaceuticals, Inc.(b)	3,914	249,517
Anika Therapeutics, Inc.(b)	2,382	61,217
Arcellx, Inc.(b)(c)	1,145	78,707
Artivion, Inc.(b)	4,677	126,934
Astrana Health, Inc.(b)(c)	13,623	651,043
Axonics, Inc.(b)	2,833	195,944
Catalyst Pharmaceuticals, Inc.(b)	26,523	537,091
Collegium Pharmaceutical, Inc.(b)(c)	12,539	482,250
Corcept Therapeutics, Inc.(b)(c)	60,211	2,125,448
CorVel Corp.(b)	5,535	1,775,241
Dyne Therapeutics, Inc.(b)(c)	2,985	137,579
Ensign Group, Inc. (The)	23,106	3,497,324
Glaukos Corp.(b)	2,490	333,386
Haemonetics Corp.(b)(c)	4,005	302,698
Halozyme Therapeutics, Inc.(b)(c)	38,536	2,460,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
Harmony Biosciences Holdings, Inc.(b)(c)	3,024	$ 108,804
HealthEquity, Inc.(b)	12,200	970,632
HealthStream, Inc.	4,616	134,049
Hims & Hers Health, Inc.(b)	22,485	331,204
Inari Medical, Inc.(b)(c)	1,427	61,689
Innoviva, Inc.(b)(c)	7,101	137,617
Integer Holdings Corp.(b)	7,496	975,005
Integra LifeSciences Holdings Corp.(b)(c)	2,572	52,314
Ironwood Pharmaceuticals, Inc.(b)	34,625	175,203
Krystal Biotech, Inc.(b)(c)	1,897	370,143
Lantheus Holdings, Inc.(b)	4,627	492,637
LeMaitre Vascular, Inc.	6,759	610,270
Ligand Pharmaceuticals, Inc.(b)(c)	769	81,360
LivaNova PLC(b)	5,579	281,126
MannKind Corp.(b)(c)	17,740	111,052
Merit Medical Systems, Inc.(b)(c)	6,205	599,899
National HealthCare Corp.	11,399	1,563,145
Option Care Health, Inc.(b)(c)	14,044	449,689
Prestige Consumer Healthcare, Inc.(b)(c)	6,040	450,826
PTC Therapeutics, Inc.(b)	3,833	135,382
RadNet, Inc.(b)	6,708	444,673
Select Medical Holdings Corp.	5,529	199,431
SIGA Technologies, Inc.(c)	24,073	217,379
Simulations Plus, Inc.(c)	1,874	67,933
Supernus Pharmaceuticals, Inc.(b)(c)	2,494	87,689
SurModics, Inc.(b)(c)	1,629	64,557
Talkspace, Inc.(b)(c)	23,625	47,250
TransMedics Group, Inc.(b)(c)	1,066	179,152
Twist Bioscience Corp.(b)(c)	2,765	119,559
U.S. Physical Therapy, Inc.	562	48,107
UFP Technologies, Inc.(b)	2,754	939,747
Vericel Corp.(b)	8,180	422,497
		25,423,954
Industrials-22.75%
AAR Corp.(b)	1,187	78,081
ABM Industries, Inc.	9,123	521,380
AeroVironment, Inc.(b)(c)	5,105	1,040,195
Alamo Group, Inc.	1,134	210,244
Albany International Corp., Class A	1,235	116,288
Alight, Inc., Class A(b)(c)	19,718	147,096
American Woodmark Corp.(b)	3,628	325,105
Apogee Enterprises, Inc.	9,021	602,422
Applied Industrial Technologies, Inc.	14,012	2,874,142
ArcBest Corp.	956	101,623
Arcosa, Inc.	3,914	358,092
Argan, Inc.	7,838	621,632
Aris Water Solutions, Inc., Class A	4,310	72,494
Astec Industries, Inc.	1,849	62,552
Atkore, Inc.	980	91,463
Atmus Filtration Technologies, Inc.	65,058	2,332,329
AZZ, Inc.	17,281	1,437,261
Barnes Group, Inc.	3,889	155,716
Barrett Business Services, Inc.(c)	7,392	269,882
Beacon Roofing Supply, Inc.(b)	7,364	667,178
Blue Bird Corp.(b)(c)	6,227	318,698
Boise Cascade Co.	2,036	276,122
BrightView Holdings, Inc.(b)(c)	6,271	100,148
Brink’s Co. (The)(c)	9,168	1,017,006
Cadre Holdings, Inc.(c)	8,138	295,003
	Shares	Value
Industrials-(continued)
CBIZ, Inc.(b)	17,733	$ 1,305,149
CECO Environmental Corp.(b)(c)	6,425	186,004
Cimpress PLC (Ireland)(b)(c)	3,195	315,922
Construction Partners, Inc., Class A(b)	12,325	813,204
CoreCivic, Inc.(b)	18,217	251,030
Costamare, Inc. (Monaco)(c)	7,681	108,993
CRA International, Inc.	4,028	679,121
CSW Industrials, Inc.	8,861	2,991,739
Deluxe Corp.	5,077	104,535
Distribution Solutions Group, Inc.(b)(c)	2,019	75,147
DNOW, Inc.(b)	19,194	249,906
DXP Enterprises, Inc.(b)	1,674	92,070
Dycom Industries, Inc.(b)	1,347	237,018
Enerpac Tool Group Corp.	12,711	524,202
EnerSys	3,169	321,115
Ennis, Inc.	3,906	93,393
Enpro, Inc.	2,824	454,184
ESCO Technologies, Inc.	4,134	495,708
ExlService Holdings, Inc.(b)	34,507	1,260,886
Exponent, Inc.	6,958	753,343
Federal Signal Corp.	31,090	2,937,694
First Advantage Corp.(b)(c)	11,069	211,971
Fluor Corp.(b)	6,702	335,569
Franklin Electric Co., Inc.	6,170	640,816
FTAI Aviation Ltd.	18,133	2,317,579
FTAI Infrastructure, Inc.	7,453	74,083
GATX Corp.	2,602	367,142
Genco Shipping & Trading Ltd.	4,277	75,232
Gencor Industries, Inc.(b)(c)	3,906	78,784
GEO Group, Inc. (The)(b)	47,625	660,559
Gibraltar Industries, Inc.(b)	7,715	537,504
Global Industrial Co.	3,384	113,364
GMS, Inc.(b)	9,645	837,090
Golden Ocean Group Ltd. (Norway)	13,027	160,232
Gorman-Rupp Co. (The)	5,752	224,213
Graham Corp.(b)(c)	5,080	161,747
Granite Construction, Inc.(c)	1,093	82,150
Greenbrier Cos., Inc. (The)	6,296	305,041
Griffon Corp.	12,715	841,606
H&E Equipment Services, Inc.	2,121	102,126
Heidrick & Struggles International, Inc.	5,335	205,931
Herc Holdings, Inc.	717	104,947
Hillman Solutions Corp.(b)(c)	15,581	155,031
Huron Consulting Group, Inc.(b)	2,495	275,548
Hyster-Yale, Inc.	2,910	183,214
ICF International, Inc.	4,229	700,999
IES Holdings, Inc.(b)	4,301	802,266
Insperity, Inc.	4,201	394,852
Insteel Industries, Inc.	1,773	60,991
Interface, Inc.	7,541	142,374
Janus International Group, Inc.(b)(c)	30,867	339,228
Kadant, Inc.(c)	3,421	1,098,586
Karat Packaging, Inc.	2,289	58,003
Kelly Services, Inc., Class A	10,897	230,036
Kennametal, Inc.(c)	3,890	100,634
Kforce, Inc.	3,104	203,591
Korn Ferry	17,595	1,285,315
Kratos Defense & Security Solutions, Inc.(b)	9,780	224,353
LB Foster Co., Class A(b)(c)	5,528	111,002
Legalzoom.com, Inc.(b)	8,371	56,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Leonardo DRS, Inc.(b)(c)	9,210	$ 262,853
Limbach Holdings, Inc.(b)(c)	1,777	114,848
Lindsay Corp.	485	60,164
Liquidity Services, Inc.(b)	3,586	78,067
LSI Industries, Inc.	6,957	110,686
MasterBrand, Inc.(b)	15,965	256,079
Matrix Service Co.(b)	5,895	58,714
Matson, Inc.	3,847	532,040
Maximus, Inc.	5,666	522,745
McGrath RentCorp	1,988	215,002
Miller Industries, Inc.	4,030	244,661
MillerKnoll, Inc.	13,862	408,236
Moog, Inc., Class A	4,172	823,553
MRC Global, Inc.(b)	5,590	73,564
Mueller Industries, Inc.	19,441	1,413,555
Mueller Water Products, Inc., Class A	24,488	525,757
MYR Group, Inc.(b)	4,920	495,936
National Presto Industries, Inc.	1,207	94,496
OPENLANE, Inc.(b)	12,495	216,538
Park Aerospace Corp.	4,660	62,957
Powell Industries, Inc.(c)	1,225	205,114
Primoris Services Corp.	24,812	1,400,389
Resideo Technologies, Inc.(b)	3,538	71,326
REV Group, Inc.	18,674	594,580
Rush Enterprises, Inc., Class A	5,729	301,918
SkyWest, Inc.(b)	994	77,075
SPX Technologies, Inc.(b)	9,855	1,607,745
Standex International Corp.	2,583	461,453
Steelcase, Inc., Class A	19,537	276,253
Sterling Infrastructure, Inc.(b)	8,181	977,875
Tecnoglass, Inc.(c)	1,494	92,583
Tennant Co.	9,596	937,241
Terex Corp.	6,568	372,865
Thermon Group Holdings, Inc.(b)(c)	6,971	219,099
TriNet Group, Inc.(c)	6,789	698,113
Trinity Industries, Inc.	15,929	525,816
Tutor Perini Corp.(b)	4,290	102,831
UFP Industries, Inc.	4,219	513,326
UniFirst Corp.	1,480	280,741
V2X, Inc.(b)(c)	2,752	155,901
Verra Mobility Corp., Class A(b)	22,799	629,480
Virco Mfg. Corp.(c)	5,063	78,628
Watts Water Technologies, Inc., Class A	5,401	1,062,377
Werner Enterprises, Inc.(c)	2,493	92,141
WNS (Holdings) Ltd. (India)(b)(c)	6,756	399,955
Zurn Elkay Water Solutions Corp.	45,249	1,467,425
		63,375,346
Information Technology-11.63%
A10 Networks, Inc.	14,193	195,438
ACI Worldwide, Inc.(b)	18,413	927,279
Adeia, Inc.	7,292	91,879
Advanced Energy Industries, Inc.	1,114	118,184
Agilysys, Inc.(b)	1,880	212,628
Alarm.com Holdings, Inc.(b)	4,609	274,420
Alkami Technology, Inc.(b)(c)	12,941	431,453
Altair Engineering, Inc., Class A(b)(c)	6,364	575,051
ASGN, Inc.(b)	12,346	1,187,191
AvePoint, Inc.(b)	40,958	473,065
Badger Meter, Inc.	11,053	2,287,308
	Shares	Value
Information Technology-(continued)
Bel Fuse, Inc., Class B(c)	804	$ 54,535
Belden, Inc.	4,947	530,714
Benchmark Electronics, Inc.	8,555	363,673
Blackbaud, Inc.(b)	3,057	255,565
BlackLine, Inc.(b)(c)	1,909	94,591
Box, Inc., Class A(b)(c)	12,495	407,337
Braze, Inc., Class A(b)	1,761	78,858
Calix, Inc.(b)	2,763	102,894
Clearwater Analytics Holdings, Inc., Class A(b)	12,277	304,224
Commvault Systems, Inc.(b)	24,048	3,737,059
Couchbase, Inc.(b)(c)	3,095	60,724
CTS Corp.(c)	6,341	312,294
Daily Journal Corp.(b)(c)	333	165,538
Daktronics, Inc.(b)(c)	18,994	274,463
E2open Parent Holdings, Inc.(b)(c)	18,899	84,668
Envestnet, Inc.(b)	4,982	312,621
ePlus, Inc.(b)	7,965	764,321
Fabrinet (Thailand)(b)(c)	19,274	4,696,110
FormFactor, Inc.(b)	16,850	821,775
Freshworks, Inc., Class A(b)(c)	6,074	70,944
Hackett Group, Inc. (The)	2,612	69,218
Immersion Corp.(c)	6,250	58,750
Impinj, Inc.(b)	405	68,081
Insight Enterprises, Inc.(b)(c)	445	96,596
InterDigital, Inc.(c)	6,007	832,330
Itron, Inc.(b)	6,458	660,137
Jamf Holding Corp.(b)(c)	3,759	69,542
LiveRamp Holdings, Inc.(b)	3,916	101,503
MeridianLink, Inc.(b)(c)	3,347	76,412
Mirion Technologies, Inc.(b)(c)	18,337	198,773
Napco Security Technologies, Inc.	9,243	428,690
NCR Voyix Corp.(b)	8,542	115,232
Novanta, Inc.(b)	3,633	665,856
NVE Corp.(c)	1,618	135,508
OSI Systems, Inc.(b)	1,193	178,795
Photronics, Inc.(b)(c)	9,526	246,342
Plexus Corp.(b)	4,952	634,401
Power Integrations, Inc.	887	59,518
Q2 Holdings, Inc.(b)	11,492	852,821
Qualys, Inc.(b)	11,161	1,397,022
Rambus, Inc.(b)	18,125	810,550
ReposiTrak, Inc.(c)	4,281	83,265
Sanmina Corp.(b)	8,888	616,649
Sapiens International Corp. N.V. (Israel)	11,014	400,799
ScanSource, Inc.(b)	2,368	120,626
SEMrush Holdings, Inc., Class A(b)(c)	7,633	104,877
Semtech Corp.(b)	19,181	840,511
SolarWinds Corp.	4,616	59,039
Sprinklr, Inc., Class A(b)(c)	15,030	134,819
SPS Commerce, Inc.(b)	2,938	586,836
Squarespace, Inc., Class A(b)	2,623	119,294
Synaptics, Inc.(b)	1,336	108,777
Tenable Holdings, Inc.(b)	4,267	176,142
TTM Technologies, Inc.(b)	6,939	134,964
Varonis Systems, Inc.(b)(c)	4,938	279,491
Veeco Instruments, Inc.(b)(c)	3,565	126,522
Verint Systems, Inc.(b)	2,102	66,318
Vertex, Inc., Class A(b)(c)	5,655	218,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
Vishay Intertechnology, Inc.	3,665	$ 73,850
Xerox Holdings Corp.(c)	11,737	132,980
		32,407,432
Materials-4.37%
Arch Resources, Inc.	1,569	214,059
Ardagh Metal Packaging S.A.	19,966	71,478
Avient Corp.	2,877	141,347
Balchem Corp.	4,969	879,662
Cabot Corp.	9,486	997,073
Carpenter Technology Corp.	9,854	1,426,564
Clearwater Paper Corp.(b)	1,782	59,287
Commercial Metals Co.	15,808	847,151
Constellium SE(b)	16,002	268,354
H.B. Fuller Co.	3,978	340,755
Hawkins, Inc.	5,264	666,791
Ingevity Corp.(b)	1,779	70,324
Innospec, Inc.	7,701	887,617
Kaiser Aluminum Corp.	1,120	83,496
Knife River Corp.(b)	20,943	1,651,774
Koppers Holdings, Inc.	1,800	71,244
Materion Corp.	755	87,610
Metallus, Inc.(b)(c)	2,643	42,975
Minerals Technologies, Inc.	7,544	581,642
Orion S.A. (Germany)	3,003	56,006
Pactiv Evergreen, Inc.	6,807	80,323
Quaker Chemical Corp.(c)	955	161,653
Sensient Technologies Corp.	3,260	253,758
Summit Materials, Inc., Class A(b)	6,668	270,054
SunCoke Energy, Inc.	12,433	111,400
Sylvamo Corp.	5,313	420,205
TriMas Corp.(c)	2,347	59,872
Tronox Holdings PLC, Class A(c)	3,258	45,384
United States Lime & Minerals, Inc.	7,390	603,985
Universal Stainless & Alloy Products, Inc.(b)(c)	4,061	171,049
Warrior Met Coal, Inc.	7,321	448,851
Worthington Steel, Inc.	2,513	88,960
		12,160,703
Real Estate-7.81%
Acadia Realty Trust(c)	24,582	553,341
Alexander & Baldwin, Inc.	5,867	116,108
Alexander’s, Inc.	1,232	282,325
American Assets Trust, Inc.	14,776	402,646
Apple Hospitality REIT, Inc.	14,740	212,846
Armada Hoffler Properties, Inc.	7,617	93,765
Brandywine Realty Trust	14,953	78,204
Broadstone Net Lease, Inc.(c)	39,750	727,425
CareTrust REIT, Inc.	26,166	781,840
Centerspace(c)	4,160	311,168
COPT Defense Properties	13,243	394,509
CTO Realty Growth, Inc.(c)	4,797	91,239
Cushman & Wakefield PLC(b)	44,422	577,486
DigitalBridge Group, Inc.(c)	12,439	155,363
Douglas Emmett, Inc.(c)	29,154	466,464
Easterly Government Properties, Inc.(c)	7,648	100,342
Elme Communities	8,785	155,143
Empire State Realty Trust, Inc., Class A(c)	47,294	510,302
Equity Commonwealth(b)(c)	14,205	287,935
Essential Properties Realty Trust, Inc.(c)	22,403	714,880
Farmland Partners, Inc.(c)	6,796	69,591
	Shares	Value
Real Estate-(continued)
Forestar Group, Inc.(b)	12,481	$ 386,162
Four Corners Property Trust, Inc.	13,032	369,457
FRP Holdings, Inc.(b)(c)	1,981	58,677
Getty Realty Corp.(c)	3,691	117,300
Gladstone Commercial Corp.	8,101	123,864
Global Medical REIT, Inc.	7,907	73,614
Independence Realty Trust, Inc.(c)	20,360	423,081
Innovative Industrial Properties, Inc.(c)	12,841	1,595,879
JBG SMITH Properties, (Acquired 07/05/2024; Cost $169,782)(d)	11,013	191,626
Kite Realty Group Trust	20,049	522,878
LTC Properties, Inc.	11,734	430,990
LXP Industrial Trust	24,204	250,753
Macerich Co. (The)	7,376	117,795
Marcus & Millichap, Inc.	2,122	84,180
National Health Investors, Inc.(c)	17,136	1,395,384
NETSTREIT Corp.	10,129	169,053
Newmark Group, Inc., Class A	15,384	212,761
One Liberty Properties, Inc.(c)	6,095	163,041
Pebblebrook Hotel Trust	7,339	97,609
Phillips Edison & Co., Inc.	17,163	634,344
Piedmont Office Realty Trust, Inc., Class A	13,382	130,608
Plymouth Industrial REIT, Inc.(c)	3,888	93,079
PotlatchDeltic Corp.(c)	4,969	215,953
Retail Opportunity Investments Corp.	10,147	155,148
RLJ Lodging Trust	7,128	67,716
RMR Group, Inc. (The), Class A	4,812	122,658
Ryman Hospitality Properties, Inc.	1,394	144,920
Sabra Health Care REIT, Inc.	32,348	551,210
Safehold, Inc.(c)	2,959	74,153
Saul Centers, Inc.(c)	2,069	84,457
SITE Centers Corp.	9,317	562,281
SL Green Realty Corp.	8,892	592,563
St. Joe Co. (The)	10,691	634,725
Sunstone Hotel Investors, Inc.	42,412	442,357
Tanger, Inc.	19,551	595,132
Terreno Realty Corp.(c)	20,015	1,381,836
UMH Properties, Inc.(c)	8,879	172,785
Uniti Group, Inc.(c)	17,663	77,011
Urban Edge Properties	37,340	789,741
Whitestone REIT	18,095	242,835
Xenia Hotels & Resorts, Inc.	9,470	134,852
		21,767,390
Utilities-1.47%
ALLETE, Inc.	7,931	504,015
American States Water Co.	1,759	143,218
Avista Corp.	4,908	189,645
Black Hills Corp.	3,372	199,353
California Water Service Group	3,194	176,724
Consolidated Water Co. Ltd.	5,164	143,353
MGE Energy, Inc.	1,789	155,115
New Jersey Resources Corp.	1,921	88,961
Northwest Natural Holding Co.	2,524	101,515
NorthWestern Energy Group, Inc.	2,805	152,564
ONE Gas, Inc.	1,688	116,371
Ormat Technologies, Inc.(c)	1,073	79,971
Otter Tail Corp.(c)	4,661	394,088
Portland General Electric Co.	4,623	222,412
Southwest Gas Holdings, Inc.	12,977	943,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2024
	Shares	Value
Utilities-(continued)
Spire, Inc.	4,838	$ 319,163
TXNM Energy, Inc.	1,866	76,469
Unitil Corp.	1,205	72,661
		4,079,285
Total Common Stocks & Other Equity Interests (Cost $248,074,956)		278,365,152
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $79,018)	79,018	79,018
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $248,153,974)		278,444,170
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.63%
Invesco Private Government Fund, 5.28%(e)(f)(g)	11,087,000	$ 11,087,000
Invesco Private Prime Fund, 5.46%(e)(f)(g)	29,659,538	29,671,402
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,755,655)		40,758,402
TOTAL INVESTMENTS IN SECURITIES-114.59% (Cost $288,909,629)		319,202,572
OTHER ASSETS LESS LIABILITIES-(14.59)%		(40,637,705)
NET ASSETS-100.00%		$278,564,867

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $268,426, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$729,116	$(685,467)	$-	$(43,649)	$-	$30,363
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	9,241,940	(9,162,922)	-	-	79,018	7,236
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,866,984	148,246,521	(157,026,505)	-	-	11,087,000	1,111,289*
Invesco Private Prime Fund	51,230,661	287,798,978	(309,372,895)	2,762	11,896	29,671,402	3,004,672*
Total	$71,097,645	$446,016,555	$(476,247,789)	$2,762	$(31,753)	$40,837,420	$4,153,560

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Assets and Liabilities
August 31, 2024
	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$466,185,639	$5,321,637,896	$278,365,152
Affiliated investments in securities, at value	2,060,012	57,715,179	40,837,420
Cash	-	72,104	2,642
Due from broker	-	31,244	-
Foreign currencies, at value	37,053	-	-
Receivable for:
Dividends	674,917	3,919,265	204,089
Securities lending	216	2,555	4,407
Investments sold	6,528,385	6,732,259	-
Fund shares sold	1,114	-	-
Foreign tax reclaims	469,130	-	-
Total assets	475,956,466	5,390,110,502	319,413,710
Liabilities:
Due to custodian	227,224	-	-
Payable for:
Investments purchased	164	-	-
Collateral upon return of securities loaned	2,059,929	54,818,905	40,755,655
Fund shares repurchased	6,558,783	6,790,949	-
Accrued unitary management fees	130,952	1,301,934	93,188
Total liabilities	8,977,052	62,911,788	40,848,843
Net Assets	$466,979,414	$5,327,198,714	$278,564,867
Net assets consist of:
Shares of beneficial interest	$454,944,769	$6,192,978,324	$392,934,642
Distributable earnings (loss)	12,034,645	(865,779,610)	(114,369,775)
Net Assets	$466,979,414	$5,327,198,714	$278,564,867
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,800,001	101,980,001	7,110,001
Net asset value	$26.23	$52.24	$39.18
Market price	$26.17	$52.22	$39.18
Unaffiliated investments in securities, at cost	$445,156,369	$5,246,211,905	$248,074,956
Affiliated investments in securities, at cost	$2,059,929	$57,712,694	$40,834,673
Foreign currencies, at cost	$36,905	$-	$-
(a)Includes securities on loan with an aggregate value of:	$1,874,919	$54,242,242	$39,992,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Operations
For the year ended August 31, 2024
	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$14,071,207	$96,663,375	$6,336,035
Affiliated dividend income	9,456	482,108	37,599
Securities lending income, net	114,766	1,701,097	268,842
Foreign withholding tax	(1,405,335)	(97,637)	(3,215)
Total investment income	12,790,094	98,748,943	6,639,261
Expenses:
Unitary management fees	1,195,036	16,246,269	1,361,804
Less: Waivers	(183)	(2,248)	(136)
Net expenses	1,194,853	16,244,021	1,361,668
Net investment income	11,595,241	82,504,922	5,277,593
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	15,547,216	(505,943,617)	(57,107,424)
Affiliated investment securities	(4,909)	(3,509,001)	(31,748)
Unaffiliated in-kind redemptions	4,025,243	828,611,307	54,584,659
Affiliated in-kind redemptions	-	(6,872)	(5)
Foreign currencies	(90,824)	-	-
Net realized gain (loss)	19,476,726	319,151,817	(2,554,518)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,702,495	(2,610,326)	23,044,497
Affiliated investment securities	171	745,645	2,762
Foreign currencies	41,232	-	-
Change in net unrealized appreciation (depreciation)	14,743,898	(1,864,681)	23,047,259
Net realized and unrealized gain	34,220,624	317,287,136	20,492,741
Net increase in net assets resulting from operations	$45,815,865	$399,792,058	$25,770,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$11,595,241	$4,214,410	$82,504,922	$49,313,623	$5,277,593	$4,161,558
Net realized gain (loss)	19,476,726	11,750,777	319,151,817	265,807,292	(2,554,518)	(3,664,718)
Change in net unrealized appreciation (depreciation)	14,743,898	10,254,693	(1,864,681)	94,706,788	23,047,259	7,259,409
Net increase in net assets resulting from operations	45,815,865	26,219,880	399,792,058	409,827,703	25,770,334	7,756,249
Distributions to Shareholders from:
Distributable earnings	(14,142,570)	(3,933,666)	(88,481,799)	(44,995,732)	(5,511,079)	(3,921,465)
Shareholder Transactions:
Proceeds from shares sold	232,561,877	138,374,719	7,865,762,943	5,540,925,351	351,082,414	524,445,565
Value of shares repurchased	(34,408,118)	(27,225,811)	(7,624,284,266)	(3,088,626,586)	(445,403,652)	(320,206,649)
Net increase (decrease) in net assets resulting from share transactions	198,153,759	111,148,908	241,478,677	2,452,298,765	(94,321,238)	204,238,916
Net increase (decrease) in net assets	229,827,054	133,435,122	552,788,936	2,817,130,736	(74,061,983)	208,073,700
Net assets:
Beginning of year	237,152,360	103,717,238	4,774,409,778	1,957,279,042	352,626,850	144,553,150
End of year	$466,979,414	$237,152,360	$5,327,198,714	$4,774,409,778	$278,564,867	$352,626,850
Changes in Shares Outstanding:
Shares sold	9,300,000	5,950,000	155,830,000	117,840,000	9,670,000	14,520,000
Shares repurchased	(1,350,000)	(1,300,000)	(151,360,000)	(66,720,000)	(12,300,000)	(8,950,000)
Shares outstanding, beginning of year	9,850,001	5,200,001	97,510,001	46,390,001	9,740,001	4,170,001
Shares outstanding, end of year	17,800,001	9,850,001	101,980,001	97,510,001	7,110,001	9,740,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights
Invesco International Developed Dynamic Multifactor ETF (IMFL)
	Years Ended August 31,			For the Period February 22, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$24.08	$19.95	$27.05	$25.00
Net investment income(b)	0.82	0.67	0.71	0.53
Net realized and unrealized gain (loss) on investments	2.39	4.11	(6.62)	1.81
Total from investment operations	3.21	4.78	(5.91)	2.34
Distributions to shareholders from:
Net investment income	(1.06)	(0.65)	(0.95)	(0.29)
Net realized gains	-	-	(0.24)	-
Total distributions	(1.06)	(0.65)	(1.19)	(0.29)
Net asset value at end of period	$26.23	$24.08	$19.95	$27.05
Market price at end of period(c)	$26.17	$24.09	$19.75	$27.16
Net Asset Value Total Return(d)	13.69%	24.43%	(22.54)%	9.37%(e)
Market Price Total Return(d)	13.36%	25.74%	(23.63)%	9.81%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$466,979	$237,152	$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34%	0.34%	0.34%	0.34%(f)
Net investment income	3.30%	3.02%	2.98%	3.76%(f)
Portfolio turnover rate(g)	156%	341%	337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$48.96	$42.19	$48.24	$32.22	$29.77
Net investment income(a)	0.74	0.76	0.67	0.52	0.55
Net realized and unrealized gain (loss) on investments	3.34	6.76	(6.18)	16.10	2.44
Total from investment operations	4.08	7.52	(5.51)	16.62	2.99
Distributions to shareholders from:
Net investment income	(0.80)	(0.75)	(0.54)	(0.60)	(0.54)
Net asset value at end of period	$52.24	$48.96	$42.19	$48.24	$32.22
Market price at end of period(b)	$52.22	$48.96	$42.24	$48.24	$32.26
Net Asset Value Total Return(c)	8.39%	18.05%	(11.48)%	52.12%	10.23%
Market Price Total Return(c)	8.35%	17.91%	(11.37)%	51.93%	10.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,327,199	$4,774,410	$1,957,279	$1,704,452	$990,733
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.47%	1.65%	1.45%	1.24%	1.76%
Portfolio turnover rate(d)	267%	350%	336%	126%	321%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$36.20	$34.67	$40.51	$24.92	$25.61
Net investment income(a)	0.55	0.59	0.51	0.31	0.31
Net realized and unrealized gain (loss) on investments	3.00	1.56	(5.94)	15.59	(0.64)
Total from investment operations	3.55	2.15	(5.43)	15.90	(0.33)
Distributions to shareholders from:
Net investment income	(0.57)	(0.62)	(0.41)	(0.31)	(0.36)
Net asset value at end of period	$39.18	$36.20	$34.67	$40.51	$24.92
Market price at end of period(b)	$39.18	$36.28	$34.68	$40.50	$24.94
Net Asset Value Total Return(c)	9.99%	6.31%	(13.45)%	64.12%	(1.13)%
Market Price Total Return(c)	9.74%	6.51%	(13.41)%	63.95%	(1.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$278,565	$352,627	$144,553	$130,035	$43,602
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.51%	1.67%	1.32%	0.86%	1.27%
Portfolio turnover rate(d)	271%	336%	265%	127%	282%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	"International Developed Dynamic Multifactor ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

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Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income

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included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Russell 1000® Dynamic Multifactor ETF	$93,956
Russell 2000® Dynamic Multifactor ETF	15,811

J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

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investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory

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taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

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Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
International Developed Dynamic Multifactor ETF	$183
Russell 1000® Dynamic Multifactor ETF	2,248
Russell 2000® Dynamic Multifactor ETF	136
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
International Developed Dynamic Multifactor ETF	FTSE International Ltd.
Russell 1000® Dynamic Multifactor ETF	Frank Russell Company
Russell 2000® Dynamic Multifactor ETF	Frank Russell Company
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
International Developed Dynamic Multifactor ETF	$3,700
Russell 1000® Dynamic Multifactor ETF	1,692,197
Russell 2000® Dynamic Multifactor ETF	461,581

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Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$466,185,639	$-	$-	$466,185,639
Money Market Funds	-	2,060,012	-	2,060,012
Total Investments	$466,185,639	$2,060,012	$-	$468,245,651
Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,321,569,421	$-	$68,475	$5,321,637,896
Money Market Funds	2,893,789	54,821,390	-	57,715,179
Total Investments	$5,324,463,210	$54,821,390	$68,475	$5,379,353,075
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$278,365,152	$-	$-	$278,365,152
Money Market Funds	79,018	40,758,402	-	40,837,420
Total Investments	$278,444,170	$40,758,402	$-	$319,202,572
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
International Developed Dynamic Multifactor ETF	$14,142,570	$3,933,666
Russell 1000® Dynamic Multifactor ETF	88,481,799	44,995,732
Russell 2000® Dynamic Multifactor ETF	5,511,079	3,921,465

*	Includes short-term capital gain distributions, if any.

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Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
International Developed Dynamic Multifactor ETF	$4,441,904	$18,879,198	$47,016	$(11,333,473)	$454,944,769	$466,979,414
Russell 1000® Dynamic Multifactor ETF	5,637,559	74,795,890	-	(946,213,059)	6,192,978,324	5,327,198,714
Russell 2000® Dynamic Multifactor ETF	1,082,019	29,590,964	-	(145,042,758)	392,934,642	278,564,867
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
International Developed Dynamic Multifactor ETF	$9,976,987	$1,356,486	$11,333,473
Russell 1000® Dynamic Multifactor ETF	946,213,059	-	946,213,059
Russell 2000® Dynamic Multifactor ETF	143,677,784	1,364,974	145,042,758

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$574,411,336	$548,213,567
Russell 1000® Dynamic Multifactor ETF	14,894,604,932	15,118,678,789
Russell 2000® Dynamic Multifactor ETF	945,761,409	947,097,164
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
International Developed Dynamic Multifactor ETF	$199,826,209	$30,550,978
Russell 1000® Dynamic Multifactor ETF	7,748,273,962	7,284,925,779
Russell 2000® Dynamic Multifactor ETF	349,873,627	442,337,027
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
International Developed Dynamic Multifactor ETF	$30,446,262	$(11,567,064)	$18,879,198	$449,366,453
Russell 1000® Dynamic Multifactor ETF	259,871,800	(185,075,910)	74,795,890	5,304,557,185
Russell 2000® Dynamic Multifactor ETF	34,392,036	(4,801,072)	29,590,964	289,611,608

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NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions and passive foreign investment companies, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
International Developed Dynamic Multifactor ETF	$2,315,095	$(6,083,784)	$3,768,689
Russell 1000® Dynamic Multifactor ETF	178,511	(813,751,565)	813,573,054
Russell 2000® Dynamic Multifactor ETF	55,886	(50,787,504)	50,731,618
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF (three of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco International Developed Dynamic Multifactor ETF	0%	53%	0%	0%	0%
Invesco Russell 1000® Dynamic Multifactor ETF	6%	90%	98%	0%	0%
Invesco Russell 2000® Dynamic Multifactor ETF	9%	80%	83%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco International Developed Dynamic Multifactor ETF	$0.0579	$0.7896

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Approval of Investment Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2024 Municipal Bond ETF
Invesco BulletShares 2025 Municipal Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco Racial and Gender Diversity ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF

The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco Racial and Gender Diversity ETF which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

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Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.10% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF and Invesco BulletShares 2032 Corporate Bond ETF;
•	0.13% of the Fund’s average daily net assets for Invesco Investment Grade Defensive ETF;
•	0.18% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF and Invesco BulletShares 2032 Municipal Bond ETF;
•	0.19% of the Fund’s average daily net assets for Invesco RAFITM Strategic US ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Racial and Gender Diversity ETF;
•	0.29% of the Fund’s average daily net assets for Invesco Russell 1000® Dynamic Multifactor ETF;
•	0.34% of the Fund’s average daily net assets for Invesco International Developed Dynamic Multifactor ETF;
•	0.39% of the Fund’s average daily net assets for Invesco Russell 2000® Dynamic Multifactor ETF;
•	0.40% of the Fund’s average daily net assets for Invesco Bloomberg Pricing Power ETF; and
•	0.42% of the Fund’s average daily net assets for each of Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2028 High Yield Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF and Invesco BulletShares 2030 High Yield Corporate Bond ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2024 Corporate Bond ETF	X		X
Invesco BulletShares 2025 Corporate Bond ETF	X		X
Invesco BulletShares 2026 Corporate Bond ETF	X		X
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X

37

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2024 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2025 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		N/A	X
Invesco BulletShares 2024 Municipal Bond ETF		N/A	X
Invesco BulletShares 2025 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2026 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2027 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2028 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2029 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2030 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2031 Municipal Bond ETF	X	N/A	X
Invesco BulletShares 2032 Municipal Bond ETF	X		X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF	X	X	X
Invesco Racial and Gender Diversity ETF	X	X	X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Racial and Gender Diversity ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

38

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

39

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

40

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIEII-NCSR	invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2024

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:November 6, 2024